UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08764

PACE Select Advisors Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6064

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

PACE® Global Fixed Income Investments Class A - PWFAX

PACE® Global Fixed Income Investments Class P - PCGLX

PACE® High Yield Investments Class A - PHIAX

PACE® High Yield Investments Class P - PHYPX

PACE® High Yield Investments Class P2 - PHDTX

PACE® Intermediate Fixed Income Investments Class A - PIFAX

PACE® Intermediate Fixed Income Investments Class P - PCIFX

PACE® International Equity Investments Class A - PWGAX

PACE® International Equity Investments Class P - PCIEX

PACE® International Equity Investments Class P2 - PWITX

PACE® Large Co Growth Equity Investments Class A - PLAAX

PACE® Large Co Growth Equity Investments Class P - PCLCX

PACE® Mortgage-Backed Securities Fixed Income Investments Class A - PFXAX

PACE® Mortgage-Backed Securities Fixed Income Investments Class P - PCGTX

PACE® Small/Medium Co Growth Equity Investments Class A - PQUAX

PACE® Small/Medium Co Growth Equity Investments Class P - PCSGX

PACE® Small/Medium Co Value Equity Investments Class A - PEVAX

PACE® Small/Medium Co Value Equity Investments Class P - PCSVX

PACE® Strategic Fixed Income Investments Class A - PBNAX

PACE® Strategic Fixed Income Investments Class P - PCSIX

PACE® Alternative Strategies Investments Class A - PASIX

PACE® Alternative Strategies Investments Class P - PASPX

PACE® Alternative Strategies Investments Class P2 - PAPTX

PACE® Global Real Estate Securities Investments Class A - PREAX

PACE® Global Real Estate Securities Investments Class P - PREQX

PACE® International Emerging Markets Equity Investments Class A - PWEAX

PACE® International Emerging Markets Equity Investments Class P - PCEMX

PACE® International Emerging Markets Equity Investments Class P2 - PWETX

PACE® Large Co Value Equity Investments Class A - PCPAX

PACE® Large Co Value Equity Investments Class P - PCLVX

PACE® Municipal Fixed Income Investments Class A - PMUAX

PACE® Municipal Fixed Income Investments Class P - PCMNX

UBS Government Money Market Investments Fund Class P - PCEXX

Annual Shareholder Report

July 31, 2026

PACE® Global Fixed Income Investments

Class A

PWFAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.03%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Dynamic duration management contributed, particularly overweight UK duration, underweight U.S. duration, and active cross-market positioning.

• Sector allocation and the income earned from holding investments added value, particularly from overweight exposures to investment-grade corporate bonds, agency mortgage-backed securities, and emerging market bonds issued in U.S. dollars and other major global currencies.

• Active FX positioning benefited from an underweight U.S. dollar stance and overweights in the euro, yen, and select emerging market currencies.

What didn’t work:

• Overweight duration positioning detracted at times as rising inflation expectations and higher developed-market yields pressured bond markets.

• UK duration was a headwind in the most recent period as UK government bond yields rose and fiscal concerns increased volatility.

• Agency mortgage-backed securities and investment-grade corporate bonds detracted in July amid high valuations, heavy new issuance, and weaker market conditions.

The Fund utilized derivatives throughout the period, primarily bond futures and interest rate futures to hedge interest rate risk and position along the yield curve, as well as FX forwards to hedge currency exposure and implement active currency views. The use of derivatives contributed positively to portfolio performance.

PACE® Global Fixed Income Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/16	$9,625	$10,000	$10,000
8/31/16	$9,559	$9,919	$9,952
9/30/16	$9,608	$10,020	$10,006
10/31/16	$9,212	$9,584	$9,729
11/30/16	$8,696	$9,079	$9,342
12/31/16	$8,678	$8,992	$9,299
1/31/17	$8,760	$9,161	$9,404
2/28/17	$8,796	$9,187	$9,449
3/31/17	$8,807	$9,215	$9,463
4/30/17	$8,899	$9,346	$9,570
5/31/17	$9,021	$9,551	$9,718
6/30/17	$9,021	$9,542	$9,709
7/31/17	$9,184	$9,798	$9,873
8/31/17	$9,240	$9,902	$9,970
9/30/17	$9,176	$9,778	$9,881
10/31/17	$9,149	$9,705	$9,843
11/30/17	$9,232	$9,911	$9,952
12/31/17	$9,252	$9,937	$9,987
1/31/18	$9,354	$10,239	$10,106
2/28/18	$9,255	$10,152	$10,016
3/31/18	$9,338	$10,298	$10,123
4/30/18	$9,212	$10,064	$9,961
5/31/18	$9,075	$9,876	$9,885
6/30/18	$9,024	$9,807	$9,841
7/31/18	$9,026	$9,771	$9,825
8/31/18	$9,001	$9,741	$9,835
9/30/18	$8,957	$9,636	$9,750
10/31/18	$8,838	$9,502	$9,641
11/30/18	$8,822	$9,513	$9,672
12/31/18	$8,946	$9,724	$9,867
1/31/19	$9,117	$9,905	$10,017
2/28/19	$9,072	$9,802	$9,960
3/31/19	$9,187	$9,872	$10,084
4/30/19	$9,171	$9,811	$10,054
5/31/19	$9,277	$9,914	$10,191
6/30/19	$9,486	$10,209	$10,417
7/31/19	$9,431	$10,136	$10,388
8/31/19	$9,639	$10,297	$10,599
9/30/19	$9,537	$10,150	$10,491
10/31/19	$9,595	$10,248	$10,561
11/30/19	$9,511	$10,109	$10,481
12/31/19	$9,551	$10,219	$10,542
1/31/20	$9,658	$10,296	$10,677
2/29/20	$9,671	$10,275	$10,748
3/31/20	$9,445	$9,945	$10,508
4/30/20	$9,606	$10,148	$10,714
5/31/20	$9,652	$10,178	$10,761
6/30/20	$9,732	$10,281	$10,856
7/31/20	$10,125	$10,738	$11,203
8/31/20	$10,136	$10,769	$11,186
9/30/20	$10,072	$10,707	$11,145
10/31/20	$10,075	$10,756	$11,156
11/30/20	$10,326	$11,012	$11,359
12/31/20	$10,500	$11,251	$11,511
1/31/21	$10,401	$11,136	$11,410
2/28/21	$10,251	$10,920	$11,214
3/31/21	$10,089	$10,656	$10,998
4/30/21	$10,214	$10,829	$11,137
5/31/21	$10,299	$10,976	$11,241
6/30/21	$10,217	$10,754	$11,142
7/31/21	$10,332	$10,916	$11,291
8/31/21	$10,279	$10,849	$11,244
9/30/21	$10,109	$10,583	$11,044
10/31/21	$10,098	$10,542	$11,017
11/30/21	$10,073	$10,466	$10,985
12/31/21	$10,056	$10,458	$10,970
1/31/22	$9,889	$10,254	$10,745
2/28/22	$9,792	$10,140	$10,617
3/31/22	$9,534	$9,815	$10,294
4/30/22	$9,010	$9,145	$9,730
5/31/22	$9,009	$9,145	$9,756
6/30/22	$8,700	$8,734	$9,443
7/31/22	$8,853	$8,902	$9,644
8/31/22	$8,512	$8,458	$9,263
9/30/22	$8,100	$7,961	$8,788
10/31/22	$7,999	$7,950	$8,727
11/30/22	$8,438	$8,393	$9,138
12/31/22	$8,482	$8,503	$9,187
1/31/23	$8,783	$8,799	$9,489
2/28/23	$8,461	$8,448	$9,173
3/31/23	$8,661	$8,763	$9,463
4/30/23	$8,682	$8,788	$9,505
5/31/23	$8,493	$8,552	$9,319
6/30/23	$8,492	$8,574	$9,319
7/31/23	$8,537	$8,684	$9,383
8/31/23	$8,392	$8,512	$9,255
9/30/23	$8,127	$8,231	$8,984
10/31/23	$8,033	$8,156	$8,877
11/30/23	$8,428	$8,606	$9,325
12/31/23	$8,827	$8,989	$9,712
1/31/24	$8,688	$8,784	$9,578
2/29/24	$8,592	$8,680	$9,458
3/31/24	$8,648	$8,701	$9,510
4/30/24	$8,424	$8,475	$9,270
5/31/24	$8,537	$8,560	$9,391
6/30/24	$8,518	$8,517	$9,405
7/31/24	$8,773	$8,786	$9,665
8/31/24	$8,973	$9,061	$9,893
9/30/24	$9,128	$9,242	$10,062
10/31/24	$8,813	$8,861	$9,724
11/30/24	$8,849	$8,841	$9,758
12/31/24	$8,642	$8,610	$9,548
1/31/25	$8,690	$8,661	$9,603
2/28/25	$8,813	$8,731	$9,740
3/31/25	$8,838	$8,828	$9,800
4/30/25	$9,088	$9,279	$10,088
5/31/25	$9,046	$9,269	$10,052
6/30/25	$9,241	$9,472	$10,243
7/31/25	$9,062	$9,234	$10,090
8/31/25	$9,213	$9,387	$10,237
9/30/25	$9,291	$9,415	$10,303
10/31/25	$9,256	$9,324	$10,277
11/30/25	$9,262	$9,317	$10,301
12/31/25	$9,311	$9,371	$10,328
1/31/26	$9,396	$9,523	$10,425
2/28/26	$9,503	$9,592	$10,541
3/31/26	$9,138	$9,197	$10,217
4/30/26	$9,256	$9,394	$10,345
5/31/26	$9,319	$9,426	$10,379
6/30/26	$9,278	$9,287	$10,306
7/31/26	$9,204	$9,295	$10,251

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.56%	(2.29%)	(0.45%)
Class A with Load	(2.23%)	(3.03%)	(0.83%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	0.67%	(3.16%)	(0.73%)
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$154,117,328
# of Portfolio Holdings	467
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (includes Administration Fees)	$345,297

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.125%, due 03/07/31	10.8%
Bundesrepublik Deutschland Bundesanleihe, 5.500%, due 01/04/31	6.0
Uniform Mortgage-Backed Security, TBA, 5.500%	3.8
U.K. Gilts, 4.375%, due 03/07/28	2.8
U.S. Treasury Notes, 3.625%, due 10/31/30	2.5

PACE® Global Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	4.3%
Asset-backed securities	4.5%
U.S. government agency obligations	12.7%
Corporate bonds	37.1%
Non-U.S. government agency obligations	39.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1787

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Global Fixed Income Investments

Class P

PCGLX

Fund Overview

This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Dynamic duration management contributed, particularly overweight UK duration, underweight U.S. duration, and active cross-market positioning.

• Sector allocation and the income earned from holding investments added value, particularly from overweight exposures to investment-grade corporate bonds, agency mortgage-backed securities, and emerging market bonds issued in U.S. dollars and other major global currencies.

• Active FX positioning benefited from an underweight U.S. dollar stance and overweights in the euro, yen, and select emerging market currencies.

What didn’t work:

• Overweight duration positioning detracted at times as rising inflation expectations and higher developed-market yields pressured bond markets.

• UK duration was a headwind in the most recent period as UK government bond yields rose and fiscal concerns increased volatility.

• Agency mortgage-backed securities and investment-grade corporate bonds detracted in July amid high valuations, heavy new issuance, and weaker market conditions.

The Fund utilized derivatives throughout the period, primarily bond futures and interest rate futures to hedge interest rate risk and position along the yield curve, as well as FX forwards to hedge currency exposure and implement active currency views. The use of derivatives contributed positively to portfolio performance.

PACE® Global Fixed Income Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,923	$9,919	$9,952
9/30/16	$9,986	$10,020	$10,006
10/31/16	$9,575	$9,584	$9,729
11/30/16	$9,041	$9,079	$9,342
12/31/16	$9,023	$8,992	$9,299
1/31/17	$9,110	$9,161	$9,404
2/28/17	$9,148	$9,187	$9,449
3/31/17	$9,161	$9,215	$9,463
4/30/17	$9,249	$9,346	$9,570
5/31/17	$9,386	$9,551	$9,718
6/30/17	$9,387	$9,542	$9,709
7/31/17	$9,549	$9,798	$9,873
8/31/17	$9,618	$9,902	$9,970
9/30/17	$9,553	$9,778	$9,881
10/31/17	$9,527	$9,705	$9,843
11/30/17	$9,615	$9,911	$9,952
12/31/17	$9,637	$9,937	$9,987
1/31/18	$9,746	$10,239	$10,106
2/28/18	$9,645	$10,152	$10,016
3/31/18	$9,733	$10,298	$10,123
4/30/18	$9,604	$10,064	$9,961
5/31/18	$9,463	$9,876	$9,885
6/30/18	$9,411	$9,807	$9,841
7/31/18	$9,406	$9,771	$9,825
8/31/18	$9,392	$9,741	$9,835
9/30/18	$9,338	$9,636	$9,750
10/31/18	$9,216	$9,502	$9,641
11/30/18	$9,201	$9,513	$9,672
12/31/18	$9,332	$9,724	$9,867
1/31/19	$9,513	$9,905	$10,017
2/28/19	$9,467	$9,802	$9,960
3/31/19	$9,589	$9,872	$10,084
4/30/19	$9,584	$9,811	$10,054
5/31/19	$9,688	$9,914	$10,191
6/30/19	$9,908	$10,209	$10,417
7/31/19	$9,852	$10,136	$10,388
8/31/19	$10,063	$10,297	$10,599
9/30/19	$9,968	$10,150	$10,491
10/31/19	$10,031	$10,248	$10,561
11/30/19	$9,945	$10,109	$10,481
12/31/19	$9,979	$10,219	$10,542
1/31/20	$10,093	$10,296	$10,677
2/29/20	$10,109	$10,275	$10,748
3/31/20	$9,874	$9,945	$10,508
4/30/20	$10,044	$10,148	$10,714
5/31/20	$10,096	$10,178	$10,761
6/30/20	$10,181	$10,281	$10,856
7/31/20	$10,595	$10,738	$11,203
8/31/20	$10,610	$10,769	$11,186
9/30/20	$10,544	$10,707	$11,145
10/31/20	$10,549	$10,756	$11,156
11/30/20	$10,815	$11,012	$11,359
12/31/20	$10,999	$11,251	$11,511
1/31/21	$10,899	$11,136	$11,410
2/28/21	$10,743	$10,920	$11,214
3/31/21	$10,575	$10,656	$10,998
4/30/21	$10,708	$10,829	$11,137
5/31/21	$10,800	$10,976	$11,241
6/30/21	$10,716	$10,754	$11,142
7/31/21	$10,829	$10,916	$11,291
8/31/21	$10,775	$10,849	$11,244
9/30/21	$10,598	$10,583	$11,044
10/31/21	$10,600	$10,542	$11,017
11/30/21	$10,575	$10,466	$10,985
12/31/21	$10,560	$10,458	$10,970
1/31/22	$10,376	$10,254	$10,745
2/28/22	$10,276	$10,140	$10,617
3/31/22	$10,007	$9,815	$10,294
4/30/22	$9,467	$9,145	$9,730
5/31/22	$9,458	$9,145	$9,756
6/30/22	$9,134	$8,734	$9,443
7/31/22	$9,309	$8,902	$9,644
8/31/22	$8,940	$8,458	$9,263
9/30/22	$8,508	$7,961	$8,788
10/31/22	$8,403	$7,950	$8,727
11/30/22	$8,867	$8,393	$9,138
12/31/22	$8,915	$8,503	$9,187
1/31/23	$9,236	$8,799	$9,489
2/28/23	$8,897	$8,448	$9,173
3/31/23	$9,111	$8,763	$9,463
4/30/23	$9,135	$8,788	$9,505
5/31/23	$8,937	$8,552	$9,319
6/30/23	$8,938	$8,574	$9,319
7/31/23	$8,987	$8,684	$9,383
8/31/23	$8,837	$8,512	$9,255
9/30/23	$8,558	$8,231	$8,984
10/31/23	$8,461	$8,156	$8,877
11/30/23	$8,880	$8,606	$9,325
12/31/23	$9,303	$8,989	$9,712
1/31/24	$9,159	$8,784	$9,578
2/29/24	$9,047	$8,680	$9,458
3/31/24	$9,109	$8,701	$9,510
4/30/24	$8,885	$8,475	$9,270
5/31/24	$8,995	$8,560	$9,391
6/30/24	$8,988	$8,517	$9,405
7/31/24	$9,260	$8,786	$9,665
8/31/24	$9,463	$9,061	$9,893
9/30/24	$9,629	$9,242	$10,062
10/31/24	$9,297	$8,861	$9,724
11/30/24	$9,336	$8,841	$9,758
12/31/24	$9,119	$8,610	$9,548
1/31/25	$9,172	$8,661	$9,603
2/28/25	$9,305	$8,731	$9,740
3/31/25	$9,333	$8,828	$9,800
4/30/25	$9,600	$9,279	$10,088
5/31/25	$9,558	$9,269	$10,052
6/30/25	$9,754	$9,472	$10,243
7/31/25	$9,567	$9,234	$10,090
8/31/25	$9,742	$9,387	$10,237
9/30/25	$9,815	$9,415	$10,303
10/31/25	$9,791	$9,324	$10,277
11/30/25	$9,799	$9,317	$10,301
12/31/25	$9,842	$9,371	$10,328
1/31/26	$9,946	$9,523	$10,425
2/28/26	$10,050	$9,592	$10,541
3/31/26	$9,664	$9,197	$10,217
4/30/26	$9,791	$9,394	$10,345
5/31/26	$9,860	$9,426	$10,379
6/30/26	$9,820	$9,287	$10,306
7/31/26	$9,742	$9,295	$10,251

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	1.82%	(2.09%)	(0.26%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	0.67%	(3.16%)	(0.73%)
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$154,117,328
# of Portfolio Holdings	467
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (includes Administration Fees)	$345,297

What is the Fund’s investment objective?

High total return.

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.125%, due 03/07/31	10.8%
Bundesrepublik Deutschland Bundesanleihe, 5.500%, due 01/04/31	6.0
Uniform Mortgage-Backed Security, TBA, 5.500%	3.8
U.K. Gilts, 4.375%, due 03/07/28	2.8
U.S. Treasury Notes, 3.625%, due 10/31/30	2.5

PACE® Global Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	4.3%
Asset-backed securities	4.5%
U.S. government agency obligations	12.7%
Corporate bonds	37.1%
Non-U.S. government agency obligations	39.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Fixed Income Investments

S1788

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® High Yield Investments

Class A

PHIAX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.06%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

PACE® High Yield Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/16	$9,629	$10,000	$10,000
8/31/16	$9,855	$10,210	$9,989
9/30/16	$9,903	$10,266	$9,983
10/31/16	$9,959	$10,309	$9,906
11/30/16	$9,935	$10,247	$9,672
12/31/16	$10,126	$10,441	$9,686
1/31/17	$10,257	$10,591	$9,705
2/28/17	$10,416	$10,750	$9,770
3/31/17	$10,401	$10,742	$9,765
4/30/17	$10,508	$10,872	$9,840
5/31/17	$10,577	$10,955	$9,916
6/30/17	$10,539	$10,965	$9,906
7/31/17	$10,681	$11,084	$9,949
8/31/17	$10,687	$11,118	$10,038
9/30/17	$10,798	$11,212	$9,990
10/31/17	$10,875	$11,280	$9,996
11/30/17	$10,841	$11,247	$9,983
12/31/17	$10,884	$11,278	$10,029
1/31/18	$10,952	$11,351	$9,913
2/28/18	$10,868	$11,258	$9,819
3/31/18	$10,804	$11,211	$9,882
4/30/18	$10,884	$11,257	$9,809
5/31/18	$10,854	$11,201	$9,879
6/30/18	$10,849	$11,195	$9,867
7/31/18	$10,976	$11,352	$9,869
8/31/18	$10,981	$11,349	$9,932
9/30/18	$11,074	$11,448	$9,868
10/31/18	$10,874	$11,304	$9,790
11/30/18	$10,719	$11,196	$9,849
12/31/18	$10,545	$11,063	$10,030
1/31/19	$10,949	$11,507	$10,136
2/28/19	$11,113	$11,702	$10,131
3/31/19	$11,189	$11,824	$10,325
4/30/19	$11,333	$11,983	$10,328
5/31/19	$11,209	$11,866	$10,511
6/30/19	$11,435	$12,160	$10,643
7/31/19	$11,487	$12,247	$10,666
8/31/19	$11,478	$12,253	$10,943
9/30/19	$11,541	$12,314	$10,885
10/31/19	$11,553	$12,381	$10,917
11/30/19	$11,604	$12,445	$10,912
12/31/19	$11,834	$12,671	$10,904
1/31/20	$11,870	$12,721	$11,114
2/29/20	$11,679	$12,547	$11,314
3/31/20	$10,018	$10,956	$11,247
4/30/20	$10,441	$11,455	$11,447
5/31/20	$10,963	$11,968	$11,501
6/30/20	$11,196	$12,173	$11,573
7/31/20	$11,631	$12,636	$11,746
8/31/20	$11,849	$12,801	$11,651
9/30/20	$11,722	$12,673	$11,645
10/31/20	$11,778	$12,726	$11,593
11/30/20	$12,390	$13,257	$11,707
12/31/20	$12,684	$13,508	$11,723
1/31/21	$12,737	$13,536	$11,639
2/28/21	$12,827	$13,597	$11,471
3/31/21	$12,870	$13,604	$11,327
4/30/21	$13,040	$13,748	$11,417
5/31/21	$13,094	$13,805	$11,454
6/30/21	$13,236	$13,933	$11,535
7/31/21	$13,199	$13,929	$11,664
8/31/21	$13,292	$14,024	$11,641
9/30/21	$13,215	$13,963	$11,541
10/31/21	$13,083	$13,865	$11,537
11/30/21	$12,914	$13,718	$11,572
12/31/21	$13,113	$13,919	$11,542
1/31/22	$12,807	$13,584	$11,293
2/28/22	$12,579	$13,301	$11,167
3/31/22	$12,481	$13,154	$10,857
4/30/22	$12,090	$12,735	$10,445
5/31/22	$12,004	$12,690	$10,512
6/30/22	$11,140	$11,845	$10,347
7/31/22	$11,695	$12,434	$10,600
8/31/22	$11,541	$12,243	$10,301
9/30/22	$11,045	$11,728	$9,856
10/31/22	$11,246	$11,951	$9,728
11/30/22	$11,641	$12,350	$10,086
12/31/22	$11,611	$12,345	$10,040
1/31/23	$12,084	$12,825	$10,349
2/28/23	$11,937	$12,676	$10,082
3/31/23	$12,021	$12,755	$10,338
4/30/23	$12,107	$12,844	$10,400
5/31/23	$12,010	$12,771	$10,287
6/30/23	$12,216	$12,961	$10,250
7/31/23	$12,370	$13,145	$10,243
8/31/23	$12,377	$13,164	$10,178
9/30/23	$12,288	$13,081	$9,919
10/31/23	$12,144	$12,955	$9,763
11/30/23	$12,642	$13,491	$10,205
12/31/23	$13,073	$13,964	$10,595
1/31/24	$13,108	$14,025	$10,566
2/29/24	$13,174	$14,093	$10,417
3/31/24	$13,304	$14,254	$10,513
4/30/24	$13,188	$14,153	$10,248
5/31/24	$13,350	$14,334	$10,421
6/30/24	$13,479	$14,466	$10,520
7/31/24	$13,670	$14,726	$10,766
8/31/24	$13,869	$14,952	$10,920
9/30/24	$14,062	$15,189	$11,067
10/31/24	$14,011	$15,155	$10,792
11/30/24	$14,143	$15,300	$10,906
12/31/24	$14,088	$15,273	$10,728
1/31/25	$14,259	$15,458	$10,785
2/28/25	$14,393	$15,596	$11,022
3/31/25	$14,241	$15,464	$11,026
4/30/25	$14,214	$15,450	$11,070
5/31/25	$14,436	$15,695	$10,990
6/30/25	$14,678	$15,950	$11,159
7/31/25	$14,785	$16,078	$11,130
8/31/25	$14,928	$16,251	$11,263
9/30/25	$15,070	$16,375	$11,386
10/31/25	$15,112	$16,422	$11,457
11/30/25	$15,169	$16,478	$11,528
12/31/25	$15,258	$16,587	$11,511
1/31/26	$15,371	$16,705	$11,523
2/28/26	$15,421	$16,761	$11,712
3/31/26	$15,123	$16,496	$11,506
4/30/26	$15,444	$16,820	$11,519
5/31/26	$15,517	$16,934	$11,554
6/30/26	$15,586	$17,006	$11,582
7/31/26	$15,518	$16,957	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.96%	3.29%	4.89%
Class A with Load	1.07%	2.50%	4.49%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	4.01%	5.42%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

PACE® High Yield Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1826

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® High Yield Investments

Class P

PHYPX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

PACE® High Yield Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,236	$10,210	$9,989
9/30/16	$10,297	$10,266	$9,983
10/31/16	$10,347	$10,309	$9,906
11/30/16	$10,333	$10,247	$9,672
12/31/16	$10,522	$10,441	$9,686
1/31/17	$10,670	$10,591	$9,705
2/28/17	$10,826	$10,750	$9,770
3/31/17	$10,811	$10,742	$9,765
4/30/17	$10,934	$10,872	$9,840
5/31/17	$10,996	$10,955	$9,916
6/30/17	$10,969	$10,965	$9,906
7/31/17	$11,107	$11,084	$9,949
8/31/17	$11,114	$11,118	$10,038
9/30/17	$11,241	$11,212	$9,990
10/31/17	$11,311	$11,280	$9,996
11/30/17	$11,278	$11,247	$9,983
12/31/17	$11,324	$11,278	$10,029
1/31/18	$11,409	$11,351	$9,913
2/28/18	$11,312	$11,258	$9,819
3/31/18	$11,249	$11,211	$9,882
4/30/18	$11,334	$11,257	$9,809
5/31/18	$11,305	$11,201	$9,879
6/30/18	$11,302	$11,195	$9,867
7/31/18	$11,436	$11,352	$9,869
8/31/18	$11,444	$11,349	$9,932
9/30/18	$11,543	$11,448	$9,868
10/31/18	$11,337	$11,304	$9,790
11/30/18	$11,178	$11,196	$9,849
12/31/18	$10,999	$11,063	$10,030
1/31/19	$11,422	$11,507	$10,136
2/28/19	$11,595	$11,702	$10,131
3/31/19	$11,665	$11,824	$10,325
4/30/19	$11,829	$11,983	$10,328
5/31/19	$11,690	$11,866	$10,511
6/30/19	$11,928	$12,160	$10,643
7/31/19	$11,985	$12,247	$10,666
8/31/19	$11,979	$12,253	$10,943
9/30/19	$12,046	$12,314	$10,885
10/31/19	$12,062	$12,381	$10,917
11/30/19	$12,117	$12,445	$10,912
12/31/19	$12,360	$12,671	$10,904
1/31/20	$12,400	$12,721	$11,114
2/29/20	$12,203	$12,547	$11,314
3/31/20	$10,459	$10,956	$11,247
4/30/20	$10,916	$11,455	$11,447
5/31/20	$11,450	$11,968	$11,501
6/30/20	$11,696	$12,173	$11,573
7/31/20	$12,153	$12,636	$11,746
8/31/20	$12,384	$12,801	$11,651
9/30/20	$12,266	$12,673	$11,645
10/31/20	$12,315	$12,726	$11,593
11/30/20	$12,957	$13,257	$11,707
12/31/20	$13,254	$13,508	$11,723
1/31/21	$13,325	$13,536	$11,639
2/28/21	$13,422	$13,597	$11,471
3/31/21	$13,472	$13,604	$11,327
4/30/21	$13,652	$13,748	$11,417
5/31/21	$13,712	$13,805	$11,454
6/30/21	$13,850	$13,933	$11,535
7/31/21	$13,828	$13,929	$11,664
8/31/21	$13,915	$14,024	$11,641
9/30/21	$13,837	$13,963	$11,541
10/31/21	$13,702	$13,865	$11,537
11/30/21	$13,527	$13,718	$11,572
12/31/21	$13,739	$13,919	$11,542
1/31/22	$13,420	$13,584	$11,293
2/28/22	$13,184	$13,301	$11,167
3/31/22	$13,084	$13,154	$10,857
4/30/22	$12,676	$12,735	$10,445
5/31/22	$12,575	$12,690	$10,512
6/30/22	$11,669	$11,845	$10,347
7/31/22	$12,269	$12,434	$10,600
8/31/22	$12,095	$12,243	$10,301
9/30/22	$11,577	$11,728	$9,856
10/31/22	$11,804	$11,951	$9,728
11/30/22	$12,206	$12,350	$10,086
12/31/22	$12,177	$12,345	$10,040
1/31/23	$12,676	$12,825	$10,349
2/28/23	$12,524	$12,676	$10,082
3/31/23	$12,614	$12,755	$10,338
4/30/23	$12,708	$12,844	$10,400
5/31/23	$12,608	$12,771	$10,287
6/30/23	$12,812	$12,961	$10,250
7/31/23	$12,992	$13,145	$10,243
8/31/23	$13,003	$13,164	$10,178
9/30/23	$12,896	$13,081	$9,919
10/31/23	$12,747	$12,955	$9,763
11/30/23	$13,274	$13,491	$10,205
12/31/23	$13,731	$13,964	$10,595
1/31/24	$13,787	$14,025	$10,566
2/29/24	$13,844	$14,093	$10,417
3/31/24	$13,984	$14,254	$10,513
4/30/24	$13,864	$14,153	$10,248
5/31/24	$14,038	$14,334	$10,421
6/30/24	$14,161	$14,466	$10,520
7/31/24	$14,382	$14,726	$10,766
8/31/24	$14,595	$14,952	$10,920
9/30/24	$14,802	$15,189	$11,067
10/31/24	$14,751	$15,155	$10,792
11/30/24	$14,893	$15,300	$10,906
12/31/24	$14,840	$15,273	$10,728
1/31/25	$15,006	$15,458	$10,785
2/28/25	$15,150	$15,596	$11,022
3/31/25	$15,010	$15,464	$11,026
4/30/25	$14,968	$15,450	$11,070
5/31/25	$15,206	$15,695	$10,990
6/30/25	$15,465	$15,950	$11,159
7/31/25	$15,581	$16,078	$11,130
8/31/25	$15,736	$16,251	$11,263
9/30/25	$15,890	$16,375	$11,386
10/31/25	$15,920	$16,422	$11,457
11/30/25	$15,983	$16,478	$11,528
12/31/25	$16,098	$16,587	$11,511
1/31/26	$16,203	$16,705	$11,523
2/28/26	$16,260	$16,761	$11,712
3/31/26	$15,966	$16,496	$11,506
4/30/26	$16,291	$16,820	$11,519
5/31/26	$16,372	$16,934	$11,554
6/30/26	$16,448	$17,006	$11,582
7/31/26	$16,380	$16,957	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.13%	3.45%	5.06%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	4.01%	5.42%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

PACE® High Yield Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1827

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® High Yield Investments

Class P2

PHDTX

Fund Overview

This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	0.59%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

PACE® High Yield Investments

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/16/21	$10,000	$10,000	$10,000
9/30/21	$9,921	$9,931	$9,906
10/31/21	$9,809	$9,862	$9,904
11/30/21	$9,678	$9,757	$9,933
12/31/21	$9,830	$9,900	$9,908
1/31/22	$9,601	$9,662	$9,694
2/28/22	$9,443	$9,460	$9,586
3/31/22	$9,378	$9,356	$9,320
4/30/22	$9,084	$9,058	$8,966
5/31/22	$9,018	$9,026	$9,024
6/30/22	$8,378	$8,425	$8,882
7/31/22	$8,804	$8,844	$9,099
8/31/22	$8,690	$8,708	$8,842
9/30/22	$8,321	$8,342	$8,460
10/31/22	$8,483	$8,500	$8,351
11/30/22	$8,780	$8,784	$8,658
12/31/22	$8,771	$8,781	$8,619
1/31/23	$9,127	$9,122	$8,884
2/28/23	$9,018	$9,016	$8,654
3/31/23	$9,076	$9,072	$8,874
4/30/23	$9,140	$9,136	$8,928
5/31/23	$9,078	$9,084	$8,830
6/30/23	$9,231	$9,219	$8,799
7/31/23	$9,357	$9,350	$8,793
8/31/23	$9,374	$9,363	$8,737
9/30/23	$9,307	$9,304	$8,515
10/31/23	$9,198	$9,214	$8,380
11/30/23	$9,570	$9,596	$8,760
12/31/23	$9,903	$9,932	$9,095
1/31/24	$9,940	$9,976	$9,070
2/29/24	$10,000	$10,024	$8,942
3/31/24	$10,097	$10,138	$9,025
4/30/24	$10,021	$10,067	$8,797
5/31/24	$10,142	$10,195	$8,946
6/30/24	$10,237	$10,289	$9,030
7/31/24	$10,391	$10,474	$9,241
8/31/24	$10,550	$10,635	$9,374
9/30/24	$10,706	$10,804	$9,500
10/31/24	$10,667	$10,779	$9,264
11/30/24	$10,776	$10,882	$9,362
12/31/24	$10,736	$10,863	$9,209
1/31/25	$10,862	$10,995	$9,258
2/28/25	$10,974	$11,093	$9,461
3/31/25	$10,859	$10,999	$9,465
4/30/25	$10,839	$10,989	$9,502
5/31/25	$11,016	$11,164	$9,434
6/30/25	$11,195	$11,345	$9,579
7/31/25	$11,287	$11,436	$9,554
8/31/25	$11,405	$11,559	$9,668
9/30/25	$11,523	$11,647	$9,774
10/31/25	$11,554	$11,680	$9,835
11/30/25	$11,595	$11,720	$9,896
12/31/25	$11,673	$11,798	$9,881
1/31/26	$11,769	$11,881	$9,892
2/28/26	$11,806	$11,922	$10,054
3/31/26	$11,596	$11,733	$9,876
4/30/26	$11,834	$11,963	$9,888
5/31/26	$11,902	$12,044	$9,918
6/30/26	$11,952	$12,096	$9,942
7/31/26	$11,914	$12,061	$9,813

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 9/16/21
Class P2	5.55%	3.66%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	3.92%
Bloomberg US Aggregate Bond Index	2.71%	(0.39%)

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

PACE® High Yield Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® High Yield Investments

S1829

Class P2

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Annual Shareholder Report

July 31, 2026

PACE® Intermediate Fixed Income Investments

Class A

PIFAX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector and rating positioning added value, led by exposures to high yield and investment grade corporate bonds, senior floating rate loans, asset backed securities, and commercial mortgage-backed securities.

• Security selection contributed, particularly among senior floating-rate loans in the cable/satellite, consumer cyclical, financial services, industrial, transportation, and utilities industries, as well as business development companies.

• Venture debt asset backed securities and single-borrower floating-rate commercial mortgage-backed securities positions supported performance.

What didn’t work:

• Investment grade bonds issued by banks, life insurers, and property & casualty insurers detracted from performance.

• High-yield bonds issued by technology companies underperformed.

• Triple net lease asset backed securities, single-borrower fixed-rate and conduit fixed-rate commercial mortgage-backed securities positions, and senior floating-rate loans issued by wireline companies detracted from results.

The only use of derivatives came from employing Treasury futures to manage the duration of the portfolio to align with the benchmark. There was no active use of derivatives to make investment bets.

PACE® Intermediate Fixed Income Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/16	$9,621	$10,000
8/31/16	$9,600	$9,989
9/30/16	$9,617	$9,983
10/31/16	$9,596	$9,906
11/30/16	$9,458	$9,672
12/31/16	$9,467	$9,686
1/31/17	$9,484	$9,705
2/28/17	$9,526	$9,770
3/31/17	$9,536	$9,765
4/30/17	$9,601	$9,840
5/31/17	$9,670	$9,916
6/30/17	$9,662	$9,906
7/31/17	$9,702	$9,949
8/31/17	$9,780	$10,038
9/30/17	$9,733	$9,990
10/31/17	$9,727	$9,996
11/30/17	$9,711	$9,983
12/31/17	$9,751	$10,029
1/31/18	$9,631	$9,913
2/28/18	$9,528	$9,819
3/31/18	$9,570	$9,882
4/30/18	$9,501	$9,809
5/31/18	$9,560	$9,879
6/30/18	$9,541	$9,867
7/31/18	$9,563	$9,869
8/31/18	$9,598	$9,932
9/30/18	$9,546	$9,868
10/31/18	$9,463	$9,790
11/30/18	$9,500	$9,849
12/31/18	$9,645	$10,030
1/31/19	$9,781	$10,136
2/28/19	$9,786	$10,131
3/31/19	$9,971	$10,325
4/30/19	$9,960	$10,328
5/31/19	$10,114	$10,511
6/30/19	$10,234	$10,643
7/31/19	$10,263	$10,666
8/31/19	$10,489	$10,943
9/30/19	$10,442	$10,885
10/31/19	$10,469	$10,917
11/30/19	$10,470	$10,912
12/31/19	$10,447	$10,904
1/31/20	$10,648	$11,114
2/29/20	$10,792	$11,314
3/31/20	$10,605	$11,247
4/30/20	$10,858	$11,447
5/31/20	$10,959	$11,501
6/30/20	$11,067	$11,573
7/31/20	$11,250	$11,746
8/31/20	$11,169	$11,651
9/30/20	$11,162	$11,645
10/31/20	$11,118	$11,593
11/30/20	$11,234	$11,707
12/31/20	$11,258	$11,723
1/31/21	$11,185	$11,639
2/28/21	$11,017	$11,471
3/31/21	$10,860	$11,327
4/30/21	$10,958	$11,417
5/31/21	$10,967	$11,454
6/30/21	$11,055	$11,535
7/31/21	$11,169	$11,664
8/31/21	$11,152	$11,641
9/30/21	$11,064	$11,541
10/31/21	$11,047	$11,537
11/30/21	$11,047	$11,572
12/31/21	$11,024	$11,542
1/31/22	$10,792	$11,293
2/28/22	$10,642	$11,167
3/31/22	$10,352	$10,857
4/30/22	$9,926	$10,445
5/31/22	$9,985	$10,512
6/30/22	$9,787	$10,347
7/31/22	$10,043	$10,600
8/31/22	$9,748	$10,301
9/30/22	$9,357	$9,856
10/31/22	$9,239	$9,728
11/30/22	$9,570	$10,086
12/31/22	$9,524	$10,040
1/31/23	$9,881	$10,349
2/28/23	$9,640	$10,082
3/31/23	$9,804	$10,338
4/30/23	$9,892	$10,400
5/31/23	$9,770	$10,287
6/30/23	$9,775	$10,250
7/31/23	$9,814	$10,243
8/31/23	$9,776	$10,178
9/30/23	$9,554	$9,919
10/31/23	$9,404	$9,763
11/30/23	$9,839	$10,205
12/31/23	$10,253	$10,595
1/31/24	$10,265	$10,566
2/29/24	$10,175	$10,417
3/31/24	$10,292	$10,513
4/30/24	$10,068	$10,248
5/31/24	$10,244	$10,421
6/30/24	$10,359	$10,520
7/31/24	$10,561	$10,766
8/31/24	$10,738	$10,920
9/30/24	$10,876	$11,067
10/31/24	$10,653	$10,792
11/30/24	$10,778	$10,906
12/31/24	$10,621	$10,728
1/31/25	$10,667	$10,785
2/28/25	$10,906	$11,022
3/31/25	$10,883	$11,026
4/30/25	$10,904	$11,070
5/31/25	$10,868	$10,990
6/30/25	$11,068	$11,159
7/31/25	$11,045	$11,130
8/31/25	$11,164	$11,263
9/30/25	$11,280	$11,386
10/31/25	$11,349	$11,457
11/30/25	$11,419	$11,528
12/31/25	$11,393	$11,511
1/31/26	$11,410	$11,523
2/28/26	$11,582	$11,712
3/31/26	$11,383	$11,506
4/30/26	$11,410	$11,519
5/31/26	$11,444	$11,554
6/30/26	$11,503	$11,582
7/31/26	$11,342	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.69%	0.31%	1.66%
Class A with Load	(1.17%)	(0.46%)	1.27%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$187,161,255
# of Portfolio Holdings	263
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (includes Administration Fees)	$563,411

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.375%, due 05/15/40	2.9%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.1
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.4
Ellington Financial, Inc., Series C	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2

PACE® Intermediate Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	8.9%
Mortgage-backed securities	10.4%
Loan assignments	14.5%
Asset-backed securities	15.9%
Corporate bonds	44.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1793

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Intermediate Fixed Income Investments

Class P

PCIFX

Fund Overview

This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	0.61%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector and rating positioning added value, led by exposures to high yield and investment grade corporate bonds, senior floating rate loans, asset backed securities, and commercial mortgage-backed securities.

• Security selection contributed, particularly among senior floating-rate loans in the cable/satellite, consumer cyclical, financial services, industrial, transportation, and utilities industries, as well as business development companies.

• Venture debt asset backed securities and single-borrower floating-rate commercial mortgage-backed securities positions supported performance.

What didn’t work:

• Investment grade bonds issued by banks, life insurers, and property & casualty insurers detracted from performance.

• High-yield bonds issued by technology companies underperformed.

• Triple net lease asset backed securities, single-borrower fixed-rate and conduit fixed-rate commercial mortgage-backed securities positions, and senior floating-rate loans issued by wireline companies detracted from results.

The only use of derivatives came from employing Treasury futures to manage the duration of the portfolio to align with the benchmark. There was no active use of derivatives to make investment bets.

PACE® Intermediate Fixed Income Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000
8/31/16	$9,980	$9,989
9/30/16	$10,008	$9,983
10/31/16	$9,980	$9,906
11/30/16	$9,839	$9,672
12/31/16	$9,850	$9,686
1/31/17	$9,878	$9,705
2/28/17	$9,915	$9,770
3/31/17	$9,928	$9,765
4/30/17	$9,998	$9,840
5/31/17	$10,072	$9,916
6/30/17	$10,065	$9,906
7/31/17	$10,109	$9,949
8/31/17	$10,193	$10,038
9/30/17	$10,146	$9,990
10/31/17	$10,142	$9,996
11/30/17	$10,128	$9,983
12/31/17	$10,171	$10,029
1/31/18	$10,048	$9,913
2/28/18	$9,943	$9,819
3/31/18	$9,997	$9,882
4/30/18	$9,927	$9,809
5/31/18	$9,982	$9,879
6/30/18	$9,971	$9,867
7/31/18	$9,987	$9,869
8/31/18	$10,035	$9,932
9/30/18	$9,983	$9,868
10/31/18	$9,889	$9,790
11/30/18	$9,930	$9,849
12/31/18	$10,084	$10,030
1/31/19	$10,228	$10,136
2/28/19	$10,235	$10,131
3/31/19	$10,440	$10,325
4/30/19	$10,431	$10,328
5/31/19	$10,594	$10,511
6/30/19	$10,721	$10,643
7/31/19	$10,746	$10,666
8/31/19	$10,984	$10,943
9/30/19	$10,937	$10,885
10/31/19	$10,977	$10,917
11/30/19	$10,980	$10,912
12/31/19	$10,958	$10,904
1/31/20	$11,171	$11,114
2/29/20	$11,324	$11,314
3/31/20	$11,123	$11,247
4/30/20	$11,399	$11,447
5/31/20	$11,507	$11,501
6/30/20	$11,614	$11,573
7/31/20	$11,808	$11,746
8/31/20	$11,734	$11,651
9/30/20	$11,721	$11,645
10/31/20	$11,678	$11,593
11/30/20	$11,811	$11,707
12/31/20	$11,838	$11,723
1/31/21	$11,754	$11,639
2/28/21	$11,589	$11,471
3/31/21	$11,427	$11,327
4/30/21	$11,532	$11,417
5/31/21	$11,544	$11,454
6/30/21	$11,630	$11,535
7/31/21	$11,762	$11,664
8/31/21	$11,746	$11,641
9/30/21	$11,647	$11,541
10/31/21	$11,632	$11,537
11/30/21	$11,643	$11,572
12/31/21	$11,621	$11,542
1/31/22	$11,370	$11,293
2/28/22	$11,214	$11,167
3/31/22	$10,911	$10,857
4/30/22	$10,474	$10,445
5/31/22	$10,529	$10,512
6/30/22	$10,322	$10,347
7/31/22	$10,595	$10,600
8/31/22	$10,295	$10,301
9/30/22	$9,875	$9,856
10/31/22	$9,753	$9,728
11/30/22	$10,105	$10,086
12/31/22	$10,067	$10,040
1/31/23	$10,447	$10,349
2/28/23	$10,184	$10,082
3/31/23	$10,359	$10,338
4/30/23	$10,465	$10,400
5/31/23	$10,329	$10,287
6/30/23	$10,336	$10,250
7/31/23	$10,379	$10,243
8/31/23	$10,342	$10,178
9/30/23	$10,119	$9,919
10/31/23	$9,962	$9,763
11/30/23	$10,425	$10,205
12/31/23	$10,855	$10,595
1/31/24	$10,870	$10,566
2/29/24	$10,777	$10,417
3/31/24	$10,914	$10,513
4/30/24	$10,668	$10,248
5/31/24	$10,857	$10,421
6/30/24	$10,981	$10,520
7/31/24	$11,197	$10,766
8/31/24	$11,387	$10,920
9/30/24	$11,537	$11,067
10/31/24	$11,313	$10,792
11/30/24	$11,447	$10,906
12/31/24	$11,272	$10,728
1/31/25	$11,324	$10,785
2/28/25	$11,580	$11,022
3/31/25	$11,558	$11,026
4/30/25	$11,583	$11,070
5/31/25	$11,546	$10,990
6/30/25	$11,761	$11,159
7/31/25	$11,740	$11,130
8/31/25	$11,868	$11,263
9/30/25	$11,995	$11,386
10/31/25	$12,070	$11,457
11/30/25	$12,147	$11,528
12/31/25	$12,122	$11,511
1/31/26	$12,154	$11,523
2/28/26	$12,328	$11,712
3/31/26	$12,119	$11,506
4/30/26	$12,162	$11,519
5/31/26	$12,189	$11,554
6/30/26	$12,255	$11,582
7/31/26	$12,098	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	3.05%	0.56%	1.92%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$187,161,255
# of Portfolio Holdings	263
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (includes Administration Fees)	$563,411

What is the Fund’s investment objective?

Current income, consistent with reasonable stability of principal.

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.375%, due 05/15/40	2.9%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.1
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.4
Ellington Financial, Inc., Series C	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2

PACE® Intermediate Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	8.9%
Mortgage-backed securities	10.4%
Loan assignments	14.5%
Asset-backed securities	15.9%
Corporate bonds	44.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Intermediate Fixed Income Investments

S1794

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® International Equity Investments

Class A

PWGAX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.25%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	MSCI EAFE Index (net)
7/31/16	$9,447	$10,000
8/31/16	$9,514	$10,007
9/30/16	$9,567	$10,130
10/31/16	$9,354	$9,923
11/30/16	$9,154	$9,725
12/31/16	$9,443	$10,058
1/31/17	$9,708	$10,349
2/28/17	$9,858	$10,497
3/31/17	$10,157	$10,786
4/30/17	$10,394	$11,061
5/31/17	$10,768	$11,467
6/30/17	$10,666	$11,447
7/31/17	$11,026	$11,777
8/31/17	$11,026	$11,772
9/30/17	$11,318	$12,065
10/31/17	$11,583	$12,248
11/30/17	$11,658	$12,377
12/31/17	$11,819	$12,576
1/31/18	$12,469	$13,206
2/28/18	$11,826	$12,610
3/31/18	$11,715	$12,383
4/30/18	$11,895	$12,666
5/31/18	$11,701	$12,381
6/30/18	$11,515	$12,230
7/31/18	$11,784	$12,531
8/31/18	$11,660	$12,289
9/30/18	$11,653	$12,396
10/31/18	$10,719	$11,409
11/30/18	$10,691	$11,395
12/31/18	$10,182	$10,841
1/31/19	$10,819	$11,554
2/28/19	$11,119	$11,848
3/31/19	$11,194	$11,923
4/30/19	$11,599	$12,258
5/31/19	$10,797	$11,670
6/30/19	$11,494	$12,362
7/31/19	$11,247	$12,205
8/31/19	$10,894	$11,889
9/30/19	$11,217	$12,230
10/31/19	$11,629	$12,669
11/30/19	$11,727	$12,812
12/31/19	$12,099	$13,228
1/31/20	$11,854	$12,952
2/29/20	$10,962	$11,781
3/31/20	$9,326	$10,209
4/30/20	$10,002	$10,868
5/31/20	$10,555	$11,341
6/30/20	$10,916	$11,728
7/31/20	$11,247	$12,001
8/31/20	$11,723	$12,618
9/30/20	$11,531	$12,290
10/31/20	$11,224	$11,799
11/30/20	$12,837	$13,628
12/31/20	$13,413	$14,262
1/31/21	$13,312	$14,110
2/28/21	$13,560	$14,427
3/31/21	$13,941	$14,758
4/30/21	$14,283	$15,202
5/31/21	$14,974	$15,698
6/30/21	$14,749	$15,521
7/31/21	$14,780	$15,638
8/31/21	$15,059	$15,914
9/30/21	$14,593	$15,452
10/31/21	$15,075	$15,832
11/30/21	$14,384	$15,095
12/31/21	$15,043	$15,868
1/31/22	$14,799	$15,102
2/28/22	$14,280	$14,835
3/31/22	$14,129	$14,930
4/30/22	$13,315	$13,964
5/31/22	$13,542	$14,069
6/30/22	$12,443	$12,763
7/31/22	$12,997	$13,399
8/31/22	$12,217	$12,763
9/30/22	$11,068	$11,569
10/31/22	$11,714	$12,191
11/30/22	$13,215	$13,564
12/31/22	$12,884	$13,575
1/31/23	$13,938	$14,674
2/28/23	$13,601	$14,368
3/31/23	$14,085	$14,724
4/30/23	$14,396	$15,140
5/31/23	$14,024	$14,499
6/30/23	$14,637	$15,159
7/31/23	$15,035	$15,650
8/31/23	$14,465	$15,050
9/30/23	$14,016	$14,536
10/31/23	$13,584	$13,947
11/30/23	$14,750	$15,241
12/31/23	$15,475	$16,051
1/31/24	$15,403	$16,143
2/29/24	$15,772	$16,439
3/31/24	$16,257	$16,979
4/30/24	$15,879	$16,545
5/31/24	$16,697	$17,186
6/30/24	$16,391	$16,908
7/31/24	$16,939	$17,404
8/31/24	$17,523	$17,970
9/30/24	$17,694	$18,136
10/31/24	$16,849	$17,150
11/30/24	$16,849	$17,052
12/31/24	$16,379	$16,665
1/31/25	$17,058	$17,540
2/28/25	$17,736	$17,881
3/31/25	$17,868	$17,808
4/30/25	$18,648	$18,624
5/31/25	$19,499	$19,476
6/30/25	$19,884	$19,905
7/31/25	$19,600	$19,626
8/31/25	$20,481	$20,463
9/30/25	$20,917	$20,854
10/31/25	$21,180	$21,100
11/30/25	$21,545	$21,231
12/31/25	$22,083	$21,867
1/31/26	$22,881	$23,009
2/28/26	$23,839	$24,073
3/31/26	$21,912	$21,596
4/30/26	$23,155	$23,205
5/31/26	$23,827	$23,917
6/30/26	$23,804	$23,933
7/31/26	$24,375	$24,401

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	24.36%	10.52%	9.94%
Class A with Load	17.50%	9.28%	9.32%
MSCI EAFE Index (net)	24.33%	9.31%	9.33%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.7%)
Woodside Energy Group Ltd.	(0.6)
Nexon Co. Ltd.	(0.6)
Suzuki Motor Corp.	(0.5)
Alfa Laval AB	(0.4)

PACE® International Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1800

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® International Equity Investments

Class P

PCIEX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$112	1.00%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI EAFE Index (net)
7/31/16	$10,000	$10,000
8/31/16	$10,078	$10,007
9/30/16	$10,135	$10,130
10/31/16	$9,908	$9,923
11/30/16	$9,702	$9,725
12/31/16	$10,010	$10,058
1/31/17	$10,293	$10,349
2/28/17	$10,453	$10,497
3/31/17	$10,779	$10,786
4/30/17	$11,026	$11,061
5/31/17	$11,425	$11,467
6/30/17	$11,323	$11,447
7/31/17	$11,708	$11,777
8/31/17	$11,708	$11,772
9/30/17	$12,020	$12,065
10/31/17	$12,302	$12,248
11/30/17	$12,389	$12,377
12/31/17	$12,558	$12,576
1/31/18	$13,262	$13,206
2/28/18	$12,573	$12,610
3/31/18	$12,462	$12,383
4/30/18	$12,655	$12,666
5/31/18	$12,455	$12,381
6/30/18	$12,255	$12,230
7/31/18	$12,544	$12,531
8/31/18	$12,418	$12,289
9/30/18	$12,410	$12,396
10/31/18	$11,417	$11,409
11/30/18	$11,395	$11,395
12/31/18	$10,855	$10,841
1/31/19	$11,532	$11,554
2/28/19	$11,854	$11,848
3/31/19	$11,943	$11,923
4/30/19	$12,370	$12,258
5/31/19	$11,524	$11,670
6/30/19	$12,265	$12,362
7/31/19	$12,007	$12,205
8/31/19	$11,637	$11,889
9/30/19	$11,983	$12,230
10/31/19	$12,418	$12,669
11/30/19	$12,531	$12,812
12/31/19	$12,929	$13,228
1/31/20	$12,672	$12,952
2/29/20	$11,720	$11,781
3/31/20	$9,972	$10,209
4/30/20	$10,701	$10,868
5/31/20	$11,297	$11,341
6/30/20	$11,678	$11,728
7/31/20	$12,043	$12,001
8/31/20	$12,556	$12,618
9/30/20	$12,349	$12,290
10/31/20	$12,018	$11,799
11/30/20	$13,757	$13,628
12/31/20	$14,371	$14,262
1/31/21	$14,271	$14,110
2/28/21	$14,539	$14,427
3/31/21	$14,951	$14,758
4/30/21	$15,320	$15,202
5/31/21	$16,059	$15,698
6/30/21	$15,824	$15,521
7/31/21	$15,866	$15,638
8/31/21	$16,168	$15,914
9/30/21	$15,673	$15,452
10/31/21	$16,193	$15,832
11/30/21	$15,446	$15,095
12/31/21	$16,160	$15,868
1/31/22	$15,905	$15,102
2/28/22	$15,351	$14,835
3/31/22	$15,187	$14,930
4/30/22	$14,323	$13,964
5/31/22	$14,568	$14,069
6/30/22	$13,386	$12,763
7/31/22	$13,986	$13,399
8/31/22	$13,150	$12,763
9/30/22	$11,913	$11,569
10/31/22	$12,613	$12,191
11/30/22	$14,232	$13,564
12/31/22	$13,876	$13,575
1/31/23	$15,022	$14,674
2/28/23	$14,665	$14,368
3/31/23	$15,191	$14,724
4/30/23	$15,520	$15,140
5/31/23	$15,116	$14,499
6/30/23	$15,783	$15,159
7/31/23	$16,215	$15,650
8/31/23	$15,604	$15,050
9/30/23	$15,125	$14,536
10/31/23	$14,665	$13,947
11/30/23	$15,924	$15,241
12/31/23	$16,708	$16,051
1/31/24	$16,639	$16,143
2/29/24	$17,041	$16,439
3/31/24	$17,570	$16,979
4/30/24	$17,168	$16,545
5/31/24	$18,050	$17,186
6/30/24	$17,727	$16,908
7/31/24	$18,315	$17,404
8/31/24	$18,962	$17,970
9/30/24	$19,148	$18,136
10/31/24	$18,227	$17,150
11/30/24	$18,237	$17,052
12/31/24	$17,731	$16,665
1/31/25	$18,463	$17,540
2/28/25	$19,207	$17,881
3/31/25	$19,362	$17,808
4/30/25	$20,205	$18,624
5/31/25	$21,137	$19,476
6/30/25	$21,559	$19,905
7/31/25	$21,248	$19,626
8/31/25	$22,213	$20,463
9/30/25	$22,691	$20,854
10/31/25	$22,979	$21,100
11/30/25	$23,378	$21,231
12/31/25	$23,970	$21,867
1/31/26	$24,835	$23,009
2/28/26	$25,888	$24,073
3/31/26	$23,794	$21,596
4/30/26	$25,161	$23,205
5/31/26	$25,888	$23,917
6/30/26	$25,863	$23,933
7/31/26	$26,490	$24,401

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	24.67%	10.80%	10.23%
MSCI EAFE Index (net)	24.33%	9.31%	9.33%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.7%)
Woodside Energy Group Ltd.	(0.6)
Nexon Co. Ltd.	(0.6)
Suzuki Motor Corp.	(0.5)
Alfa Laval AB	(0.4)

PACE® International Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1801

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® International Equity Investments

Class P2

PWITX

Fund Overview

This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$47	0.42%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

PACE® International Equity Investments

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	MSCI EAFE Index (net)
3/28/23	$10,000	$10,000
3/31/23	$10,254	$10,265
4/30/23	$10,470	$10,554
5/31/23	$10,203	$10,108
6/30/23	$10,654	$10,568
7/31/23	$10,958	$10,910
8/31/23	$10,546	$10,492
9/30/23	$10,228	$10,133
10/31/23	$9,918	$9,722
11/30/23	$10,780	$10,625
12/31/23	$11,317	$11,189
1/31/24	$11,270	$11,254
2/29/24	$11,554	$11,460
3/31/24	$11,911	$11,837
4/30/24	$11,647	$11,534
5/31/24	$12,254	$11,980
6/30/24	$12,036	$11,787
7/31/24	$12,446	$12,133
8/31/24	$12,888	$12,527
9/30/24	$13,027	$12,643
10/31/24	$12,406	$11,955
11/30/24	$12,413	$11,887
12/31/24	$12,083	$11,617
1/31/25	$12,589	$12,228
2/28/25	$13,095	$12,465
3/31/25	$13,206	$12,414
4/30/25	$13,787	$12,983
5/31/25	$14,434	$13,577
6/30/25	$14,724	$13,876
7/31/25	$14,523	$13,681
8/31/25	$15,193	$14,265
9/30/25	$15,528	$14,538
10/31/25	$15,729	$14,709
11/30/25	$16,011	$14,800
12/31/25	$16,423	$15,244
1/31/26	$17,024	$16,040
2/28/26	$17,760	$16,782
3/31/26	$16,331	$15,055
4/30/26	$17,267	$16,177
5/31/26	$17,785	$16,673
6/30/26	$17,777	$16,684
7/31/26	$18,211	$17,010

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/28/23
Class P2	25.39%	19.64%
MSCI EAFE Index (net)	24.33%	17.23%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.7%)
Woodside Energy Group Ltd.	(0.6)
Nexon Co. Ltd.	(0.6)
Suzuki Motor Corp.	(0.5)
Alfa Laval AB	(0.4)

PACE® International Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Equity Investments

S1803

Class P2

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Annual Shareholder Report

July 31, 2026

PACE® Large Co Growth Equity Investments

Class A

PLAAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.13%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, positioning in consumer discretionary contributed the most to relative performance.

• Security selection in financials and consumer staples contributed to performance.

• The top individual contributors were Alphabet Inc. Class C, Western Digital Corporation, and Goldman Sachs Group, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in health care and consumer discretionary.

• On a sector level, positioning in financials, utilities, and communication services detracted from performance.

• The largest individual detractors on a relative basis were not owning Alphabet Inc. Class A, being underweight Apple Inc., and holding CoStar Group, Inc.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Large Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Russell 1000 Growth Index	Russell 1000 Index
7/31/16	$9,451	$10,000	$10,000
8/31/16	$9,413	$9,950	$10,013
9/30/16	$9,451	$9,987	$10,021
10/31/16	$9,214	$9,752	$9,826
11/30/16	$9,193	$9,964	$10,213
12/31/16	$9,222	$10,088	$10,405
1/31/17	$9,462	$10,428	$10,614
2/28/17	$9,864	$10,861	$11,025
3/31/17	$9,987	$10,986	$11,032
4/30/17	$10,280	$11,238	$11,149
5/31/17	$10,599	$11,530	$11,291
6/30/17	$10,647	$11,500	$11,370
7/31/17	$11,010	$11,805	$11,595
8/31/17	$11,172	$12,022	$11,631
9/30/17	$11,299	$12,178	$11,879
10/31/17	$11,657	$12,650	$12,151
11/30/17	$11,898	$13,034	$12,522
12/31/17	$11,945	$13,135	$12,662
1/31/18	$12,877	$14,066	$13,357
2/28/18	$12,496	$13,697	$12,866
3/31/18	$12,240	$13,321	$12,574
4/30/18	$12,206	$13,368	$12,617
5/31/18	$12,607	$13,954	$12,939
6/30/18	$12,670	$14,088	$13,023
7/31/18	$13,071	$14,502	$13,472
8/31/18	$13,573	$15,295	$13,936
9/30/18	$13,631	$15,380	$13,989
10/31/18	$12,452	$14,005	$12,999
11/30/18	$12,694	$14,154	$13,264
12/31/18	$11,530	$12,937	$12,056
1/31/19	$12,532	$14,099	$13,066
2/28/19	$12,912	$14,604	$13,509
3/31/19	$13,226	$15,020	$13,744
4/30/19	$13,961	$15,698	$14,299
5/31/19	$13,238	$14,707	$13,388
6/30/19	$14,151	$15,717	$14,327
7/31/19	$14,388	$16,071	$14,550
8/31/19	$14,329	$15,948	$14,283
9/30/19	$14,169	$15,950	$14,531
10/31/19	$14,299	$16,400	$14,839
11/30/19	$14,827	$17,128	$15,400
12/31/19	$15,186	$17,644	$15,845
1/31/20	$15,625	$18,039	$15,862
2/29/20	$14,692	$16,810	$14,565
3/31/20	$13,042	$15,157	$12,641
4/30/20	$14,852	$17,399	$14,311
5/31/20	$16,029	$18,567	$15,066
6/30/20	$16,788	$19,376	$15,399
7/31/20	$18,181	$20,867	$16,301
8/31/20	$20,019	$23,020	$17,497
9/30/20	$19,065	$21,937	$16,858
10/31/20	$18,348	$21,192	$16,451
11/30/20	$20,318	$23,362	$18,389
12/31/20	$21,111	$24,436	$19,166
1/31/21	$20,795	$24,255	$19,008
2/28/21	$21,178	$24,250	$19,559
3/31/21	$21,253	$24,666	$20,299
4/30/21	$22,619	$26,345	$21,392
5/31/21	$22,461	$25,980	$21,494
6/30/21	$23,461	$27,610	$22,032
7/31/21	$24,111	$28,520	$22,490
8/31/21	$24,919	$29,586	$23,141
9/30/21	$23,486	$27,929	$22,078
10/31/21	$25,160	$30,348	$23,610
11/30/21	$25,019	$30,534	$23,293
12/31/21	$25,363	$31,180	$24,236
1/31/22	$23,126	$28,504	$22,870
2/28/22	$22,195	$27,293	$22,242
3/31/22	$22,864	$28,361	$22,993
4/30/22	$20,376	$24,936	$20,943
5/31/22	$20,219	$24,356	$20,912
6/30/22	$18,484	$22,427	$19,160
7/31/22	$20,387	$25,118	$20,945
8/31/22	$19,467	$23,948	$20,141
9/30/22	$17,710	$21,620	$18,277
10/31/22	$18,871	$22,884	$19,743
11/30/22	$19,540	$23,927	$20,811
12/31/22	$18,263	$22,095	$19,601
1/31/23	$19,617	$23,936	$20,915
2/28/23	$18,966	$23,652	$20,417
3/31/23	$20,040	$25,269	$21,063
4/30/23	$20,145	$25,518	$21,324
5/31/23	$21,130	$26,681	$21,423
6/30/23	$22,432	$28,506	$22,870
7/31/23	$23,294	$29,466	$23,657
8/31/23	$23,154	$29,202	$23,243
9/30/23	$21,711	$27,614	$22,151
10/31/23	$21,306	$27,220	$21,615
11/30/23	$23,699	$30,188	$23,634
12/31/23	$24,638	$31,524	$24,801
1/31/24	$25,683	$32,311	$25,147
2/29/24	$27,792	$34,515	$26,505
3/31/24	$28,188	$35,123	$27,354
4/30/24	$26,746	$33,633	$26,190
5/31/24	$27,792	$35,647	$27,423
6/30/24	$29,432	$38,050	$28,331
7/31/24	$28,783	$37,403	$28,743
8/31/24	$29,576	$38,182	$29,425
9/30/24	$30,080	$39,264	$30,054
10/31/24	$29,864	$39,134	$29,844
11/30/24	$31,865	$41,672	$31,765
12/31/24	$31,411	$42,040	$30,880
1/31/25	$32,638	$42,871	$31,863
2/28/25	$31,718	$41,331	$31,305
3/31/25	$29,284	$37,836	$29,493
4/30/25	$29,387	$38,481	$29,318
5/31/25	$31,247	$41,924	$31,190
6/30/25	$32,802	$44,640	$32,769
7/31/25	$33,313	$46,325	$33,497
8/31/25	$33,497	$46,843	$34,202
9/30/25	$35,031	$49,326	$35,388
10/31/25	$35,685	$51,148	$36,152
11/30/25	$34,826	$50,203	$36,240
12/31/25	$34,415	$49,902	$36,242
1/31/26	$33,672	$49,140	$36,741
2/28/26	$32,569	$47,389	$36,544
3/31/26	$30,953	$44,961	$34,727
4/30/26	$33,877	$50,405	$38,236
5/31/26	$35,672	$54,052	$40,187
6/30/26	$35,697	$52,423	$39,981
7/31/26	$33,236	$49,929	$39,841

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	(0.23%)	6.63%	13.40%
Class A with Load	(5.73%)	5.43%	12.76%
Russell 1000 Growth Index	7.78%	11.85%	17.45%
Russell 1000 Index	18.94%	12.12%	14.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$652,768,587
# of Portfolio Holdings	102
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (includes Administration Fees)	$5,432,614

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.7%
Alphabet, Inc., Class C	6.8
Apple, Inc.	6.4
Broadcom, Inc.	4.6
State Street SPDR S&P 500 ETF Trust	4.5

PACE® Large Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	8.6%
Domestic Equity	8.7%
Communication Services	9.0%
Industrials	10.0%
Information Technology	46.8%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1804

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Large Co Growth Equity Investments

Class P

PCLCX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.88%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, positioning in consumer discretionary contributed the most to relative performance.

• Security selection in financials and consumer staples contributed to performance.

• The top individual contributors were Alphabet Inc. Class C, Western Digital Corporation, and Goldman Sachs Group, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in health care and consumer discretionary.

• On a sector level, positioning in financials, utilities, and communication services detracted from performance.

• The largest individual detractors on a relative basis were not owning Alphabet Inc. Class A, being underweight Apple Inc., and holding CoStar Group, Inc.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Large Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Russell 1000 Growth Index	Russell 1000 Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,957	$9,950	$10,013
9/30/16	$10,000	$9,987	$10,021
10/31/16	$9,752	$9,752	$9,826
11/30/16	$9,735	$9,964	$10,213
12/31/16	$9,766	$10,088	$10,405
1/31/17	$10,018	$10,428	$10,614
2/28/17	$10,450	$10,861	$11,025
3/31/17	$10,581	$10,986	$11,032
4/30/17	$10,896	$11,238	$11,149
5/31/17	$11,233	$11,530	$11,291
6/30/17	$11,292	$11,500	$11,370
7/31/17	$11,674	$11,805	$11,595
8/31/17	$11,850	$12,022	$11,631
9/30/17	$11,990	$12,178	$11,879
10/31/17	$12,368	$12,650	$12,151
11/30/17	$12,624	$13,034	$12,522
12/31/17	$12,681	$13,135	$12,662
1/31/18	$13,673	$14,066	$13,357
2/28/18	$13,266	$13,697	$12,866
3/31/18	$13,003	$13,321	$12,574
4/30/18	$12,964	$13,368	$12,617
5/31/18	$13,395	$13,954	$12,939
6/30/18	$13,465	$14,088	$13,023
7/31/18	$13,896	$14,502	$13,472
8/31/18	$14,432	$15,295	$13,936
9/30/18	$14,497	$15,380	$13,989
10/31/18	$13,246	$14,005	$12,999
11/30/18	$13,504	$14,154	$13,264
12/31/18	$12,269	$12,937	$12,056
1/31/19	$13,339	$14,099	$13,066
2/28/19	$13,750	$14,604	$13,509
3/31/19	$14,082	$15,020	$13,744
4/30/19	$14,868	$15,698	$14,299
5/31/19	$14,100	$14,707	$13,388
6/30/19	$15,079	$15,717	$14,327
7/31/19	$15,333	$16,071	$14,550
8/31/19	$15,273	$15,948	$14,283
9/30/19	$15,104	$15,950	$14,531
10/31/19	$15,249	$16,400	$14,839
11/30/19	$15,811	$17,128	$15,400
12/31/19	$16,198	$17,644	$15,845
1/31/20	$16,671	$18,039	$15,862
2/29/20	$15,683	$16,810	$14,565
3/31/20	$13,918	$15,157	$12,641
4/30/20	$15,859	$17,399	$14,311
5/31/20	$17,115	$18,567	$15,066
6/30/20	$17,934	$19,376	$15,399
7/31/20	$19,430	$20,867	$16,301
8/31/20	$21,392	$23,020	$17,497
9/30/20	$20,376	$21,937	$16,858
10/31/20	$19,614	$21,192	$16,451
11/30/20	$21,731	$23,362	$18,389
12/31/20	$22,587	$24,436	$19,166
1/31/21	$22,244	$24,255	$19,008
2/28/21	$22,662	$24,250	$19,559
3/31/21	$22,746	$24,666	$20,299
4/30/21	$24,208	$26,345	$21,392
5/31/21	$24,050	$25,980	$21,494
6/30/21	$25,120	$27,610	$22,032
7/31/21	$25,822	$28,520	$22,490
8/31/21	$26,691	$29,586	$23,141
9/30/21	$25,170	$27,929	$22,078
10/31/21	$26,967	$30,348	$23,610
11/30/21	$26,817	$30,534	$23,293
12/31/21	$27,187	$31,180	$24,236
1/31/22	$24,803	$28,504	$22,870
2/28/22	$23,812	$27,293	$22,242
3/31/22	$24,524	$28,361	$22,993
4/30/22	$21,861	$24,936	$20,943
5/31/22	$21,696	$24,356	$20,912
6/30/22	$19,849	$22,427	$19,160
7/31/22	$21,892	$25,118	$20,945
8/31/22	$20,912	$23,948	$20,141
9/30/22	$19,023	$21,620	$18,277
10/31/22	$20,272	$22,884	$19,743
11/30/22	$20,994	$23,927	$20,811
12/31/22	$19,636	$22,095	$19,601
1/31/23	$21,088	$23,936	$20,915
2/28/23	$20,378	$23,652	$20,417
3/31/23	$21,550	$25,269	$21,063
4/30/23	$21,665	$25,518	$21,324
5/31/23	$22,738	$26,681	$21,423
6/30/23	$24,157	$28,506	$22,870
7/31/23	$25,064	$29,466	$23,657
8/31/23	$24,932	$29,202	$23,243
9/30/23	$23,381	$27,614	$22,151
10/31/23	$22,952	$27,220	$21,615
11/30/23	$25,526	$30,188	$23,634
12/31/23	$26,538	$31,524	$24,801
1/31/24	$27,684	$32,311	$25,147
2/29/24	$29,959	$34,515	$26,505
3/31/24	$30,397	$35,123	$27,354
4/30/24	$28,847	$33,633	$26,190
5/31/24	$29,976	$35,647	$27,423
6/30/24	$31,762	$38,050	$28,331
7/31/24	$31,054	$37,403	$28,743
8/31/24	$31,913	$38,182	$29,425
9/30/24	$32,486	$39,264	$30,054
10/31/24	$32,250	$39,134	$29,844
11/30/24	$34,407	$41,672	$31,765
12/31/24	$33,951	$42,040	$30,880
1/31/25	$35,265	$42,871	$31,863
2/28/25	$34,270	$41,331	$31,305
3/31/25	$31,660	$37,836	$29,493
4/30/25	$31,773	$38,481	$29,318
5/31/25	$33,782	$41,924	$31,190
6/30/25	$35,491	$44,640	$32,769
7/31/25	$36,035	$46,325	$33,497
8/31/25	$36,261	$46,843	$34,202
9/30/25	$37,913	$49,326	$35,388
10/31/25	$38,627	$51,148	$36,152
11/30/25	$37,725	$50,203	$36,240
12/31/25	$37,279	$49,902	$36,242
1/31/26	$36,485	$49,140	$36,741
2/28/26	$35,306	$47,389	$36,544
3/31/26	$33,537	$44,961	$34,727
4/30/26	$36,712	$50,405	$38,236
5/31/26	$38,662	$54,052	$40,187
6/30/26	$38,708	$52,423	$39,981
7/31/26	$36,055	$49,929	$39,841

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	0.05%	6.90%	13.68%
Russell 1000 Growth Index	7.78%	11.85%	17.45%
Russell 1000 Index	18.94%	12.12%	14.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$652,768,587
# of Portfolio Holdings	102
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (includes Administration Fees)	$5,432,614

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.7%
Alphabet, Inc., Class C	6.8
Apple, Inc.	6.4
Broadcom, Inc.	4.6
State Street SPDR S&P 500 ETF Trust	4.5

PACE® Large Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	8.6%
Domestic Equity	8.7%
Communication Services	9.0%
Industrials	10.0%
Information Technology	46.8%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Growth Equity Investments

S1805

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

PFXAX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long exposure to 30-year Ginnie Mae securities contributed positively to performance.

• Exposure to structured Agency mortgage-backed securities also added value.

• Non-Agency mortgage-backed securities and commercial mortgage-backed securities further supported results.

What didn’t work:

• Overall U.S. duration positioning detracted from performance.

• Security selection within 30-year Fannie Mae securities also weighed on results.

The Fund used derivatives primarily for risk management, including managing duration and convexity (a measure of how a bond's interest rate sensitivity changes as interest rates change) through futures, interest rate swaps, options, and swaptions. Interest rate swaps and money market futures contributed to performance, while U.S. Treasury options and futures detracted from returns.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/16	$9,627	$10,000	$10,000
8/31/16	$9,628	$10,012	$9,989
9/30/16	$9,671	$10,039	$9,983
10/31/16	$9,650	$10,013	$9,906
11/30/16	$9,451	$9,841	$9,672
12/31/16	$9,464	$9,841	$9,686
1/31/17	$9,469	$9,838	$9,705
2/28/17	$9,527	$9,885	$9,770
3/31/17	$9,524	$9,888	$9,765
4/30/17	$9,580	$9,952	$9,840
5/31/17	$9,633	$10,014	$9,916
6/30/17	$9,603	$9,974	$9,906
7/31/17	$9,655	$10,019	$9,949
8/31/17	$9,730	$10,092	$10,038
9/30/17	$9,714	$10,069	$9,990
10/31/17	$9,707	$10,066	$9,996
11/30/17	$9,683	$10,052	$9,983
12/31/17	$9,715	$10,084	$10,029
1/31/18	$9,577	$9,966	$9,913
2/28/18	$9,503	$9,901	$9,819
3/31/18	$9,533	$9,964	$9,882
4/30/18	$9,487	$9,914	$9,809
5/31/18	$9,542	$9,983	$9,879
6/30/18	$9,552	$9,988	$9,867
7/31/18	$9,547	$9,978	$9,869
8/31/18	$9,595	$10,038	$9,932
9/30/18	$9,542	$9,976	$9,868
10/31/18	$9,475	$9,913	$9,790
11/30/18	$9,555	$10,003	$9,849
12/31/18	$9,707	$10,184	$10,030
1/31/19	$9,796	$10,265	$10,136
2/28/19	$9,791	$10,256	$10,131
3/31/19	$9,938	$10,405	$10,325
4/30/19	$9,925	$10,399	$10,328
5/31/19	$10,033	$10,533	$10,511
6/30/19	$10,108	$10,609	$10,643
7/31/19	$10,145	$10,652	$10,666
8/31/19	$10,197	$10,747	$10,943
9/30/19	$10,228	$10,755	$10,885
10/31/19	$10,272	$10,793	$10,917
11/30/19	$10,282	$10,801	$10,912
12/31/19	$10,309	$10,831	$10,904
1/31/20	$10,368	$10,907	$11,114
2/29/20	$10,453	$11,020	$11,314
3/31/20	$10,433	$11,136	$11,247
4/30/20	$10,607	$11,207	$11,447
5/31/20	$10,667	$11,221	$11,501
6/30/20	$10,698	$11,211	$11,573
7/31/20	$10,756	$11,231	$11,746
8/31/20	$10,787	$11,235	$11,651
9/30/20	$10,784	$11,223	$11,645
10/31/20	$10,794	$11,219	$11,593
11/30/20	$10,823	$11,226	$11,707
12/31/20	$10,875	$11,251	$11,723
1/31/21	$10,927	$11,259	$11,639
2/28/21	$10,867	$11,184	$11,471
3/31/21	$10,802	$11,127	$11,327
4/30/21	$10,842	$11,188	$11,417
5/31/21	$10,820	$11,169	$11,454
6/30/21	$10,827	$11,164	$11,535
7/31/21	$10,885	$11,234	$11,664
8/31/21	$10,881	$11,215	$11,641
9/30/21	$10,860	$11,175	$11,541
10/31/21	$10,822	$11,154	$11,537
11/30/21	$10,784	$11,143	$11,572
12/31/21	$10,781	$11,133	$11,542
1/31/22	$10,613	$10,968	$11,293
2/28/22	$10,477	$10,862	$11,167
3/31/22	$10,148	$10,580	$10,857
4/30/22	$9,761	$10,208	$10,445
5/31/22	$9,885	$10,321	$10,512
6/30/22	$9,652	$10,156	$10,347
7/31/22	$9,988	$10,482	$10,600
8/31/22	$9,635	$10,124	$10,301
9/30/22	$9,086	$9,613	$9,856
10/31/22	$8,962	$9,476	$9,728
11/30/22	$9,330	$9,862	$10,086
12/31/22	$9,304	$9,818	$10,040
1/31/23	$9,616	$10,142	$10,349
2/28/23	$9,366	$9,874	$10,082
3/31/23	$9,533	$10,066	$10,338
4/30/23	$9,593	$10,118	$10,400
5/31/23	$9,509	$10,044	$10,287
6/30/23	$9,485	$10,001	$10,250
7/31/23	$9,484	$9,994	$10,243
8/31/23	$9,402	$9,912	$10,178
9/30/23	$9,096	$9,596	$9,919
10/31/23	$8,878	$9,398	$9,763
11/30/23	$9,366	$9,888	$10,205
12/31/23	$9,765	$10,314	$10,595
1/31/24	$9,717	$10,266	$10,566
2/29/24	$9,580	$10,099	$10,417
3/31/24	$9,684	$10,206	$10,513
4/30/24	$9,394	$9,897	$10,248
5/31/24	$9,593	$10,095	$10,421
6/30/24	$9,690	$10,213	$10,520
7/31/24	$9,948	$10,482	$10,766
8/31/24	$10,098	$10,651	$10,920
9/30/24	$10,185	$10,778	$11,067
10/31/24	$9,866	$10,473	$10,792
11/30/24	$10,016	$10,612	$10,906
12/31/24	$9,836	$10,437	$10,728
1/31/25	$9,893	$10,491	$10,785
2/28/25	$10,156	$10,758	$11,022
3/31/25	$10,154	$10,756	$11,026
4/30/25	$10,181	$10,787	$11,070
5/31/25	$10,077	$10,689	$10,990
6/30/25	$10,267	$10,879	$11,159
7/31/25	$10,204	$10,835	$11,130
8/31/25	$10,391	$11,009	$11,263
9/30/25	$10,490	$11,143	$11,386
10/31/25	$10,580	$11,239	$11,457
11/30/25	$10,648	$11,309	$11,528
12/31/25	$10,665	$11,333	$11,511
1/31/26	$10,711	$11,380	$11,523
2/28/26	$11,169	$11,570	$11,712
3/31/26	$10,961	$11,379	$11,506
4/30/26	$10,966	$11,387	$11,519
5/31/26	$10,996	$11,421	$11,554
6/30/26	$11,014	$11,445	$11,582
7/31/26	$10,854	$11,282	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.37%	(0.06%)	1.21%
Class A with Load	2.34%	(0.82%)	0.82%
Bloomberg US Mortgage-Backed Securities Index	4.13%	0.09%	1.21%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$158,821,697
# of Portfolio Holdings	1,099
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (includes Administration Fees)	$454,960

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	27.0%
Uniform Mortgage-Backed Security, TBA, 5.500%	19.9
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Uniform Mortgage-Backed Security, TBA, 4.500%	8.6
Government National Mortgage Association, TBA, 4.500%	6.7

PACE® Mortgage-Backed Securities Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Swaptions purchased	1.0%
Short-term investments	1.7%
Asset-backed securities	1.8%
Mortgage-backed securities	16.3%
U.S. government agency obligations	201.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1790

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

PCGTX

Fund Overview

This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.72%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long exposure to 30-year Ginnie Mae securities contributed positively to performance.

• Exposure to structured Agency mortgage-backed securities also added value.

• Non-Agency mortgage-backed securities and commercial mortgage-backed securities further supported results.

What didn’t work:

• Overall U.S. duration positioning detracted from performance.

• Security selection within 30-year Fannie Mae securities also weighed on results.

The Fund used derivatives primarily for risk management, including managing duration and convexity (a measure of how a bond's interest rate sensitivity changes as interest rates change) through futures, interest rate swaps, options, and swaptions. Interest rate swaps and money market futures contributed to performance, while U.S. Treasury options and futures detracted from returns.

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,004	$10,012	$9,989
9/30/16	$10,051	$10,039	$9,983
10/31/16	$10,031	$10,013	$9,906
11/30/16	$9,818	$9,841	$9,672
12/31/16	$9,842	$9,841	$9,686
1/31/17	$9,849	$9,838	$9,705
2/28/17	$9,903	$9,885	$9,770
3/31/17	$9,902	$9,888	$9,765
4/30/17	$9,970	$9,952	$9,840
5/31/17	$10,027	$10,014	$9,916
6/30/17	$9,998	$9,974	$9,906
7/31/17	$10,055	$10,019	$9,949
8/31/17	$10,135	$10,092	$10,038
9/30/17	$10,120	$10,069	$9,990
10/31/17	$10,107	$10,066	$9,996
11/30/17	$10,092	$10,052	$9,983
12/31/17	$10,120	$10,084	$10,029
1/31/18	$9,978	$9,966	$9,913
2/28/18	$9,903	$9,901	$9,819
3/31/18	$9,944	$9,964	$9,882
4/30/18	$9,898	$9,914	$9,809
5/31/18	$9,950	$9,983	$9,879
6/30/18	$9,963	$9,988	$9,867
7/31/18	$9,967	$9,978	$9,869
8/31/18	$10,020	$10,038	$9,932
9/30/18	$9,958	$9,976	$9,868
10/31/18	$9,899	$9,913	$9,790
11/30/18	$9,975	$10,003	$9,849
12/31/18	$10,136	$10,184	$10,030
1/31/19	$10,239	$10,265	$10,136
2/28/19	$10,236	$10,256	$10,131
3/31/19	$10,392	$10,405	$10,325
4/30/19	$10,381	$10,399	$10,328
5/31/19	$10,496	$10,533	$10,511
6/30/19	$10,577	$10,609	$10,643
7/31/19	$10,618	$10,652	$10,666
8/31/19	$10,666	$10,747	$10,943
9/30/19	$10,701	$10,755	$10,885
10/31/19	$10,748	$10,793	$10,917
11/30/19	$10,761	$10,801	$10,912
12/31/19	$10,800	$10,831	$10,904
1/31/20	$10,864	$10,907	$11,114
2/29/20	$10,947	$11,020	$11,314
3/31/20	$10,929	$11,136	$11,247
4/30/20	$11,113	$11,207	$11,447
5/31/20	$11,187	$11,221	$11,501
6/30/20	$11,222	$11,211	$11,573
7/31/20	$11,276	$11,231	$11,746
8/31/20	$11,311	$11,235	$11,651
9/30/20	$11,319	$11,223	$11,645
10/31/20	$11,332	$11,219	$11,593
11/30/20	$11,364	$11,226	$11,707
12/31/20	$11,421	$11,251	$11,723
1/31/21	$11,478	$11,259	$11,639
2/28/21	$11,418	$11,184	$11,471
3/31/21	$11,343	$11,127	$11,327
4/30/21	$11,396	$11,188	$11,417
5/31/21	$11,376	$11,169	$11,454
6/30/21	$11,385	$11,164	$11,535
7/31/21	$11,449	$11,234	$11,664
8/31/21	$11,438	$11,215	$11,641
9/30/21	$11,418	$11,175	$11,541
10/31/21	$11,381	$11,154	$11,537
11/30/21	$11,352	$11,143	$11,572
12/31/21	$11,352	$11,133	$11,542
1/31/22	$11,177	$10,968	$11,293
2/28/22	$11,028	$10,862	$11,167
3/31/22	$10,692	$10,580	$10,857
4/30/22	$10,287	$10,208	$10,445
5/31/22	$10,411	$10,321	$10,512
6/30/22	$10,176	$10,156	$10,347
7/31/22	$10,523	$10,482	$10,600
8/31/22	$10,163	$10,124	$10,301
9/30/22	$9,577	$9,613	$9,856
10/31/22	$9,449	$9,476	$9,728
11/30/22	$9,848	$9,862	$10,086
12/31/22	$9,822	$9,818	$10,040
1/31/23	$10,154	$10,142	$10,349
2/28/23	$9,882	$9,874	$10,082
3/31/23	$10,061	$10,066	$10,338
4/30/23	$10,126	$10,118	$10,400
5/31/23	$10,040	$10,044	$10,287
6/30/23	$10,017	$10,001	$10,250
7/31/23	$10,018	$9,994	$10,243
8/31/23	$9,934	$9,912	$10,178
9/30/23	$9,612	$9,596	$9,919
10/31/23	$9,383	$9,398	$9,763
11/30/23	$9,901	$9,888	$10,205
12/31/23	$10,325	$10,314	$10,595
1/31/24	$10,287	$10,266	$10,566
2/29/24	$10,134	$10,099	$10,417
3/31/24	$10,256	$10,206	$10,513
4/30/24	$9,951	$9,897	$10,248
5/31/24	$10,154	$10,095	$10,421
6/30/24	$10,269	$10,213	$10,520
7/31/24	$10,534	$10,482	$10,766
8/31/24	$10,695	$10,651	$10,920
9/30/24	$10,800	$10,778	$11,067
10/31/24	$10,464	$10,473	$10,792
11/30/24	$10,615	$10,612	$10,906
12/31/24	$10,427	$10,437	$10,728
1/31/25	$10,489	$10,491	$10,785
2/28/25	$10,781	$10,758	$11,022
3/31/25	$10,771	$10,756	$11,026
4/30/25	$10,801	$10,787	$11,070
5/31/25	$10,693	$10,689	$10,990
6/30/25	$10,908	$10,879	$11,159
7/31/25	$10,843	$10,835	$11,130
8/31/25	$11,033	$11,009	$11,263
9/30/25	$11,152	$11,143	$11,386
10/31/25	$11,238	$11,239	$11,457
11/30/25	$11,314	$11,309	$11,528
12/31/25	$11,344	$11,333	$11,511
1/31/26	$11,385	$11,380	$11,523
2/28/26	$11,874	$11,570	$11,712
3/31/26	$11,655	$11,379	$11,506
4/30/26	$11,663	$11,387	$11,519
5/31/26	$11,698	$11,421	$11,554
6/30/26	$11,719	$11,445	$11,582
7/31/26	$11,551	$11,282	$11,431

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	6.53%	0.18%	1.45%
Bloomberg US Mortgage-Backed Securities Index	4.13%	0.09%	1.21%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$158,821,697
# of Portfolio Holdings	1,099
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (includes Administration Fees)	$454,960

What is the Fund’s investment objective?

Current income.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	27.0%
Uniform Mortgage-Backed Security, TBA, 5.500%	19.9
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Uniform Mortgage-Backed Security, TBA, 4.500%	8.6
Government National Mortgage Association, TBA, 4.500%	6.7

PACE® Mortgage-Backed Securities Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Swaptions purchased	1.0%
Short-term investments	1.7%
Asset-backed securities	1.8%
Mortgage-backed securities	16.3%
U.S. government agency obligations	201.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Mortgage-Backed Securities Fixed Income Investments

S1791

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Small/Medium Co Growth Equity Investments

Class A

PQUAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in consumer discretionary and financials.

• On a sector level, positioning in health care, information technology, and financials contributed to performance.

• The top individual contributors were Lumentum Holdings, Inc., DigitalOcean Holdings, Inc., and Five Below, Inc.

What didn’t work:

• Security selection in industrials detracted the most from relative performance, followed by selection in health care and real estate.

• On a sector level, positioning in real estate detracted from performance.

• The largest relative individual detractors were underweights in Bloom Energy Corporation Class A, Astera Labs, Inc., and Rocket Lab Corporation.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/16	$9,453	$10,000	$10,000
8/31/16	$9,499	$10,069	$10,026
9/30/16	$9,604	$10,098	$10,041
10/31/16	$8,998	$9,571	$9,824
11/30/16	$9,690	$10,269	$10,264
12/31/16	$9,651	$10,361	$10,464
1/31/17	$9,921	$10,606	$10,661
2/28/17	$10,198	$10,928	$11,057
3/31/17	$10,422	$11,008	$11,065
4/30/17	$10,653	$11,202	$11,182
5/31/17	$10,850	$11,207	$11,297
6/30/17	$11,022	$11,462	$11,399
7/31/17	$11,068	$11,615	$11,614
8/31/17	$10,903	$11,638	$11,636
9/30/17	$11,272	$12,125	$11,920
10/31/17	$11,516	$12,449	$12,180
11/30/17	$11,918	$12,860	$12,550
12/31/17	$11,873	$12,894	$12,675
1/31/18	$12,543	$13,538	$13,343
2/28/18	$12,424	$13,094	$12,851
3/31/18	$12,564	$13,201	$12,593
4/30/18	$12,515	$13,117	$12,641
5/31/18	$13,332	$13,815	$12,998
6/30/18	$13,632	$13,931	$13,083
7/31/18	$13,646	$14,192	$13,517
8/31/18	$15,133	$15,150	$13,992
9/30/18	$14,825	$14,929	$14,015
10/31/18	$13,115	$13,136	$12,983
11/30/18	$13,381	$13,384	$13,243
12/31/18	$11,888	$11,932	$12,011
1/31/19	$13,221	$13,353	$13,042
2/28/19	$14,053	$14,232	$13,500
3/31/19	$13,816	$14,197	$13,697
4/30/19	$14,249	$14,694	$14,244
5/31/19	$13,255	$13,718	$13,323
6/30/19	$14,121	$14,785	$14,258
7/31/19	$14,283	$15,016	$14,470
8/31/19	$13,824	$14,589	$14,175
9/30/19	$13,595	$14,315	$14,424
10/31/19	$13,790	$14,682	$14,735
11/30/19	$14,563	$15,682	$15,295
12/31/19	$14,725	$15,828	$15,736
1/31/20	$14,636	$15,845	$15,719
2/29/20	$13,698	$14,770	$14,432
3/31/20	$11,166	$12,153	$12,447
4/30/20	$12,951	$14,101	$14,096
5/31/20	$14,317	$15,574	$14,850
6/30/20	$14,935	$16,147	$15,189
7/31/20	$15,772	$17,031	$16,052
8/31/20	$16,360	$17,798	$17,215
9/30/20	$15,832	$17,661	$16,588
10/31/20	$16,161	$17,869	$16,230
11/30/20	$18,554	$20,472	$18,204
12/31/20	$20,395	$22,233	$19,023
1/31/21	$21,037	$22,855	$18,939
2/28/21	$22,363	$23,573	$19,531
3/31/21	$22,139	$22,786	$20,231
4/30/21	$22,984	$23,587	$21,273
5/31/21	$22,492	$22,931	$21,371
6/30/21	$23,476	$24,162	$21,898
7/31/21	$23,241	$23,639	$22,268
8/31/21	$23,947	$24,230	$22,903
9/30/21	$23,177	$23,308	$21,875
10/31/21	$24,354	$24,503	$23,355
11/30/21	$22,877	$23,241	$22,999
12/31/21	$23,254	$23,355	$23,905
1/31/22	$20,347	$20,274	$22,498
2/28/22	$20,063	$20,335	$21,932
3/31/22	$20,297	$20,481	$22,643
4/30/22	$18,242	$18,142	$20,611
5/31/22	$17,724	$17,702	$20,583
6/30/22	$16,455	$16,477	$18,861
7/31/22	$17,992	$18,357	$20,631
8/31/22	$17,774	$18,008	$19,861
9/30/22	$16,421	$16,457	$18,019
10/31/22	$17,724	$17,794	$19,497
11/30/22	$17,908	$18,324	$20,515
12/31/22	$17,056	$17,233	$19,313
1/31/23	$18,543	$18,958	$20,644
2/28/23	$18,409	$18,659	$20,161
3/31/23	$18,242	$18,361	$20,700
4/30/23	$17,841	$18,129	$20,921
5/31/23	$17,691	$18,109	$21,002
6/30/23	$19,128	$19,539	$22,436
7/31/23	$19,863	$20,191	$23,240
8/31/23	$19,027	$19,369	$22,792
9/30/23	$17,858	$18,203	$21,706
10/31/23	$16,405	$16,940	$21,131
11/30/23	$17,992	$18,441	$23,101
12/31/23	$19,729	$20,496	$24,326
1/31/24	$19,361	$20,032	$24,596
2/29/24	$20,731	$21,655	$25,927
3/31/24	$21,149	$22,239	$26,764
4/30/24	$19,445	$20,582	$25,586
5/31/24	$20,030	$21,417	$26,795
6/30/24	$19,762	$21,302	$27,625
7/31/24	$20,748	$22,599	$28,138
8/31/24	$20,915	$22,424	$28,751
9/30/24	$21,232	$22,791	$29,345
10/31/24	$20,982	$22,734	$29,130
11/30/24	$23,721	$25,439	$31,068
12/31/24	$22,079	$23,344	$30,118
1/31/25	$22,908	$24,237	$31,069
2/28/25	$21,129	$22,623	$30,473
3/31/25	$19,574	$20,823	$28,696
4/30/25	$19,332	$20,755	$28,503
5/31/25	$20,541	$22,115	$30,310
6/30/25	$21,180	$23,178	$31,850
7/31/25	$21,094	$23,721	$32,551
8/31/25	$22,182	$24,967	$33,305
9/30/25	$22,321	$25,666	$34,454
10/31/25	$22,390	$26,322	$35,193
11/30/25	$22,683	$25,964	$35,289
12/31/25	$22,481	$25,751	$35,282
1/31/26	$22,314	$26,548	$35,829
2/28/26	$22,314	$26,417	$35,659
3/31/26	$21,086	$24,845	$33,886
4/30/26	$24,006	$28,043	$37,343
5/31/26	$25,308	$30,053	$39,235
6/30/26	$27,037	$30,813	$39,115
7/31/26	$25,345	$28,386	$38,932

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	20.15%	1.75%	10.37%
Class A with Load	13.55%	0.61%	9.75%
Russell 2500 Growth Index	19.67%	3.73%	11.00%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$258,155,900
# of Portfolio Holdings	316
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (includes Administration Fees)	$1,959,162

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Dave, Inc.	1.4%
Five Below, Inc.	1.3
Rush Street Interactive, Inc.	1.3
Travere Therapeutics, Inc.	1.2
ATI, Inc.	1.2

PACE® Small/Medium Co Growth Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	11.8%
Information Technology	20.5%
Industrials	21.5%
Health Care	27.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1813

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Small/Medium Co Growth Equity Investments

Class P

PCSGX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.08%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in consumer discretionary and financials.

• On a sector level, positioning in health care, information technology, and financials contributed to performance.

• The top individual contributors were Lumentum Holdings, Inc., DigitalOcean Holdings, Inc., and Five Below, Inc.

What didn’t work:

• Security selection in industrials detracted the most from relative performance, followed by selection in health care and real estate.

• On a sector level, positioning in real estate detracted from performance.

• The largest relative individual detractors were underweights in Bloom Energy Corporation Class A, Astera Labs, Inc., and Rocket Lab Corporation.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Growth Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,046	$10,069	$10,026
9/30/16	$10,158	$10,098	$10,041
10/31/16	$9,520	$9,571	$9,824
11/30/16	$10,256	$10,269	$10,264
12/31/16	$10,210	$10,361	$10,464
1/31/17	$10,500	$10,606	$10,661
2/28/17	$10,789	$10,928	$11,057
3/31/17	$11,032	$11,008	$11,065
4/30/17	$11,282	$11,202	$11,182
5/31/17	$11,486	$11,207	$11,297
6/30/17	$11,670	$11,462	$11,399
7/31/17	$11,716	$11,615	$11,614
8/31/17	$11,545	$11,638	$11,636
9/30/17	$11,940	$12,125	$11,920
10/31/17	$12,202	$12,449	$12,180
11/30/17	$12,623	$12,860	$12,550
12/31/17	$12,578	$12,894	$12,675
1/31/18	$13,286	$13,538	$13,343
2/28/18	$13,168	$13,094	$12,851
3/31/18	$13,313	$13,201	$12,593
4/30/18	$13,272	$13,117	$12,641
5/31/18	$14,132	$13,815	$12,998
6/30/18	$14,451	$13,931	$13,083
7/31/18	$14,465	$14,192	$13,517
8/31/18	$16,047	$15,150	$13,992
9/30/18	$15,728	$14,929	$14,015
10/31/18	$13,917	$13,136	$12,983
11/30/18	$14,194	$13,384	$13,243
12/31/18	$12,615	$11,932	$12,011
1/31/19	$14,030	$13,353	$13,042
2/28/19	$14,913	$14,232	$13,500
3/31/19	$14,663	$14,197	$13,697
4/30/19	$15,121	$14,694	$14,244
5/31/19	$14,072	$13,718	$13,323
6/30/19	$14,996	$14,785	$14,258
7/31/19	$15,163	$15,016	$14,470
8/31/19	$14,680	$14,589	$14,175
9/30/19	$14,438	$14,315	$14,424
10/31/19	$14,647	$14,682	$14,735
11/30/19	$15,479	$15,682	$15,295
12/31/19	$15,648	$15,828	$15,736
1/31/20	$15,561	$15,845	$15,719
2/29/20	$14,558	$14,770	$14,432
3/31/20	$11,866	$12,153	$12,447
4/30/20	$13,776	$14,101	$14,096
5/31/20	$15,223	$15,574	$14,850
6/30/20	$15,879	$16,147	$15,189
7/31/20	$16,777	$17,031	$16,052
8/31/20	$17,404	$17,798	$17,215
9/30/20	$16,844	$17,661	$16,588
10/31/20	$17,191	$17,869	$16,230
11/30/20	$19,748	$20,472	$18,204
12/31/20	$21,702	$22,233	$19,023
1/31/21	$22,392	$22,855	$18,939
2/28/21	$23,801	$23,573	$19,531
3/31/21	$23,564	$22,786	$20,231
4/30/21	$24,480	$23,587	$21,273
5/31/21	$23,955	$22,931	$21,371
6/30/21	$24,994	$24,162	$21,898
7/31/21	$24,757	$23,639	$22,268
8/31/21	$25,508	$24,230	$22,903
9/30/21	$24,706	$23,308	$21,875
10/31/21	$25,961	$24,503	$23,355
11/30/21	$24,387	$23,241	$22,999
12/31/21	$24,795	$23,355	$23,905
1/31/22	$21,690	$20,274	$22,498
2/28/22	$21,386	$20,335	$21,932
3/31/22	$21,644	$20,481	$22,643
4/30/22	$19,452	$18,142	$20,611
5/31/22	$18,905	$17,702	$20,583
6/30/22	$17,565	$16,477	$18,861
7/31/22	$19,194	$18,357	$20,631
8/31/22	$18,965	$18,008	$19,861
9/30/22	$17,519	$16,457	$18,019
10/31/22	$18,920	$17,794	$19,497
11/30/22	$19,118	$18,324	$20,515
12/31/22	$18,204	$17,233	$19,313
1/31/23	$19,803	$18,958	$20,644
2/28/23	$19,650	$18,659	$20,161
3/31/23	$19,483	$18,361	$20,700
4/30/23	$19,072	$18,129	$20,921
5/31/23	$18,905	$18,109	$21,002
6/30/23	$20,427	$19,539	$22,436
7/31/23	$21,233	$20,191	$23,240
8/31/23	$20,351	$19,369	$22,792
9/30/23	$19,102	$18,203	$21,706
10/31/23	$17,535	$16,940	$21,131
11/30/23	$19,239	$18,441	$23,101
12/31/23	$21,096	$20,496	$24,326
1/31/24	$20,701	$20,032	$24,596
2/29/24	$22,192	$21,655	$25,927
3/31/24	$22,634	$22,239	$26,764
4/30/24	$20,822	$20,582	$25,586
5/31/24	$21,446	$21,417	$26,795
6/30/24	$21,157	$21,302	$27,625
7/31/24	$22,223	$22,599	$28,138
8/31/24	$22,405	$22,424	$28,751
9/30/24	$22,740	$22,791	$29,345
10/31/24	$22,481	$22,734	$29,130
11/30/24	$25,419	$25,439	$31,068
12/31/24	$23,664	$23,344	$30,118
1/31/25	$24,556	$24,237	$31,069
2/28/25	$22,646	$22,623	$30,473
3/31/25	$21,001	$20,823	$28,696
4/30/25	$20,720	$20,755	$28,503
5/31/25	$22,035	$22,115	$30,310
6/30/25	$22,724	$23,178	$31,850
7/31/25	$22,646	$23,721	$32,551
8/31/25	$23,820	$24,967	$33,305
9/30/25	$23,961	$25,666	$34,454
10/31/25	$24,040	$26,322	$35,193
11/30/25	$24,369	$25,964	$35,289
12/31/25	$24,138	$25,751	$35,282
1/31/26	$23,972	$26,548	$35,829
2/28/26	$23,972	$26,417	$35,659
3/31/26	$22,656	$24,845	$33,886
4/30/26	$25,804	$28,043	$37,343
5/31/26	$27,204	$30,053	$39,235
6/30/26	$29,069	$30,813	$39,115
7/31/26	$27,237	$28,386	$38,932

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	20.27%	1.93%	10.54%
Russell 2500 Growth Index	19.67%	3.73%	11.00%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$258,155,900
# of Portfolio Holdings	316
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (includes Administration Fees)	$1,959,162

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Dave, Inc.	1.4%
Five Below, Inc.	1.3
Rush Street Interactive, Inc.	1.3
Travere Therapeutics, Inc.	1.2
ATI, Inc.	1.2

PACE® Small/Medium Co Growth Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	11.8%
Information Technology	20.5%
Industrials	21.5%
Health Care	27.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Growth Equity Investments

S1814

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Small/Medium Co Value Equity Investments

Class A

PEVAX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in materials and consumer discretionary contributed the most to relative performance, followed by selection in real estate.

• On a sector level, positioning in real estate, utilities, and communication services contributed to performance.

• The top individual contributors were Victoria’s Secret & Company, Ichor Holdings, Ltd., and Patterson-UTI Energy, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in industrials and financials.

• On a sector level, positioning in consumer discretionary and industrials detracted from performance.

• The largest individual detractors on a relative basis were not owning Sandisk Corporation, Ciena Corporation, and Lumentum Holdings, Inc.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/16	$9,449	$10,000	$10,000
8/31/16	$9,664	$10,089	$10,026
9/30/16	$9,639	$10,155	$10,041
10/31/16	$9,414	$9,852	$9,824
11/30/16	$10,436	$10,796	$10,264
12/31/16	$10,755	$11,104	$10,464
1/31/17	$10,807	$11,165	$10,661
2/28/17	$11,047	$11,373	$11,057
3/31/17	$10,968	$11,284	$11,065
4/30/17	$10,916	$11,273	$11,182
5/31/17	$10,635	$11,028	$11,297
6/30/17	$10,859	$11,321	$11,399
7/31/17	$10,890	$11,409	$11,614
8/31/17	$10,744	$11,211	$11,636
9/30/17	$11,250	$11,755	$11,920
10/31/17	$11,286	$11,819	$12,180
11/30/17	$11,599	$12,206	$12,550
12/31/17	$11,743	$12,254	$12,675
1/31/18	$12,012	$12,409	$13,343
2/28/18	$11,434	$11,800	$12,851
3/31/18	$11,428	$11,929	$12,593
4/30/18	$11,469	$12,059	$12,641
5/31/18	$11,948	$12,555	$12,998
6/30/18	$12,029	$12,621	$13,083
7/31/18	$12,298	$12,872	$13,517
8/31/18	$12,620	$13,165	$13,992
9/30/18	$12,409	$12,959	$14,015
10/31/18	$11,141	$11,851	$12,983
11/30/18	$11,252	$12,075	$13,243
12/31/18	$9,771	$10,740	$12,011
1/31/19	$10,822	$11,940	$13,042
2/28/19	$11,353	$12,313	$13,500
3/31/19	$11,234	$12,149	$13,697
4/30/19	$11,816	$12,575	$14,244
5/31/19	$10,772	$11,626	$13,323
6/30/19	$11,453	$12,379	$14,258
7/31/19	$11,722	$12,459	$14,470
8/31/19	$11,166	$11,852	$14,175
9/30/19	$11,610	$12,395	$14,424
10/31/19	$11,660	$12,573	$14,735
11/30/19	$11,873	$12,882	$15,295
12/31/19	$12,274	$13,271	$15,736
1/31/20	$11,871	$12,787	$15,719
2/29/20	$10,756	$11,554	$14,432
3/31/20	$8,055	$8,674	$12,447
4/30/20	$9,295	$9,820	$14,096
5/31/20	$9,887	$10,269	$14,850
6/30/20	$10,177	$10,460	$15,189
7/31/20	$10,630	$10,775	$16,052
8/31/20	$11,008	$11,264	$17,215
9/30/20	$10,378	$10,831	$16,588
10/31/20	$10,870	$11,075	$16,230
11/30/20	$12,866	$13,013	$18,204
12/31/20	$13,730	$13,918	$19,023
1/31/21	$14,110	$14,225	$18,939
2/28/21	$15,356	$15,491	$19,531
3/31/21	$16,134	$16,260	$20,231
4/30/21	$16,887	$16,958	$21,273
5/31/21	$17,197	$17,303	$21,371
6/30/21	$17,033	$17,074	$21,898
7/31/21	$16,660	$16,824	$22,268
8/31/21	$16,887	$17,179	$22,903
9/30/21	$16,369	$16,721	$21,875
10/31/21	$16,717	$17,515	$23,355
11/30/21	$16,236	$16,905	$22,999
12/31/21	$17,233	$17,785	$23,905
1/31/22	$16,431	$16,881	$22,498
2/28/22	$16,587	$17,156	$21,932
3/31/22	$16,661	$17,518	$22,643
4/30/22	$15,600	$16,330	$20,611
5/31/22	$15,897	$16,643	$20,583
6/30/22	$14,419	$14,821	$18,861
7/31/22	$15,674	$16,256	$20,631
8/31/22	$15,355	$15,746	$19,861
9/30/22	$13,899	$14,154	$18,019
10/31/22	$15,503	$15,648	$19,497
11/30/22	$15,912	$16,434	$20,515
12/31/22	$14,919	$15,458	$19,313
1/31/23	$16,294	$17,002	$20,644
2/28/23	$15,964	$16,521	$20,161
3/31/23	$14,946	$15,673	$20,700
4/30/23	$14,744	$15,464	$20,921
5/31/23	$14,176	$15,023	$21,002
6/30/23	$15,276	$16,358	$22,436
7/31/23	$16,129	$17,317	$23,240
8/31/23	$15,735	$16,651	$22,792
9/30/23	$14,992	$15,760	$21,706
10/31/23	$14,231	$14,875	$21,131
11/30/23	$15,405	$16,225	$23,101
12/31/23	$16,756	$17,928	$24,326
1/31/24	$16,332	$17,425	$24,596
2/29/24	$17,097	$18,123	$25,927
3/31/24	$17,742	$19,016	$26,764
4/30/24	$16,636	$17,820	$25,586
5/31/24	$17,346	$18,572	$26,795
6/30/24	$16,876	$18,197	$27,625
7/31/24	$18,046	$19,671	$28,138
8/31/24	$17,742	$19,670	$28,751
9/30/24	$18,093	$19,949	$29,345
10/31/24	$17,807	$19,698	$29,130
11/30/24	$19,383	$21,436	$31,068
12/31/24	$17,768	$19,897	$30,118
1/31/25	$18,324	$20,574	$31,069
2/28/25	$17,529	$19,813	$30,473
3/31/25	$16,471	$18,737	$28,696
4/30/25	$15,654	$18,194	$28,503
5/31/25	$16,417	$19,233	$30,310
6/30/25	$16,973	$20,102	$31,850
7/31/25	$17,376	$20,451	$32,551
8/31/25	$18,368	$21,525	$33,305
9/30/25	$18,117	$21,746	$34,454
10/31/25	$17,812	$21,689	$35,193
11/30/25	$18,314	$22,313	$35,289
12/31/25	$18,495	$22,431	$35,282
1/31/26	$19,578	$23,757	$35,829
2/28/26	$19,984	$24,675	$35,659
3/31/26	$18,924	$23,501	$33,886
4/30/26	$20,593	$25,936	$37,343
5/31/26	$20,785	$26,726	$39,235
6/30/26	$21,845	$27,849	$39,115
7/31/26	$22,014	$27,869	$38,932

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	26.69%	5.73%	8.83%
Class A with Load	19.71%	4.54%	8.21%
Russell 2500 Value Index	36.27%	10.62%	10.79%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$275,928,094
# of Portfolio Holdings	187
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$1,977,599

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Jack Henry & Associates, Inc.	1.5%
SLM Corp.	1.5
Mohawk Industries, Inc.	1.2
WESCO International, Inc.	1.2
Jazz Pharmaceuticals PLC	1.1

PACE® Small/Medium Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	11.9%
Consumer Discretionary	12.0%
Information Technology	12.7%
Financials	18.1%
Industrials	21.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1816

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Small/Medium Co Value Equity Investments

Class P

PCSVX

Fund Overview

This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$118	1.04%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in materials and consumer discretionary contributed the most to relative performance, followed by selection in real estate.

• On a sector level, positioning in real estate, utilities, and communication services contributed to performance.

• The top individual contributors were Victoria’s Secret & Company, Ichor Holdings, Ltd., and Patterson-UTI Energy, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in industrials and financials.

• On a sector level, positioning in consumer discretionary and industrials detracted from performance.

• The largest individual detractors on a relative basis were not owning Sandisk Corporation, Ciena Corporation, and Lumentum Holdings, Inc.

The Fund did not invest in derivatives during the reporting period.

PACE® Small/Medium Co Value Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,227	$10,089	$10,026
9/30/16	$10,202	$10,155	$10,041
10/31/16	$9,964	$9,852	$9,824
11/30/16	$11,049	$10,796	$10,264
12/31/16	$11,390	$11,104	$10,464
1/31/17	$11,444	$11,165	$10,661
2/28/17	$11,697	$11,373	$11,057
3/31/17	$11,616	$11,284	$11,065
4/30/17	$11,568	$11,273	$11,182
5/31/17	$11,267	$11,028	$11,297
6/30/17	$11,508	$11,321	$11,399
7/31/17	$11,541	$11,409	$11,614
8/31/17	$11,385	$11,211	$11,636
9/30/17	$11,922	$11,755	$11,920
10/31/17	$11,960	$11,819	$12,180
11/30/17	$12,299	$12,206	$12,550
12/31/17	$12,454	$12,254	$12,675
1/31/18	$12,743	$12,409	$13,343
2/28/18	$12,129	$11,800	$12,851
3/31/18	$12,123	$11,929	$12,593
4/30/18	$12,171	$12,059	$12,641
5/31/18	$12,676	$12,555	$12,998
6/30/18	$12,767	$12,621	$13,083
7/31/18	$13,049	$12,872	$13,517
8/31/18	$13,398	$13,165	$13,992
9/30/18	$13,176	$12,959	$14,015
10/31/18	$11,834	$11,851	$12,983
11/30/18	$11,948	$12,075	$13,243
12/31/18	$10,378	$10,740	$12,011
1/31/19	$11,498	$11,940	$13,042
2/28/19	$12,058	$12,313	$13,500
3/31/19	$11,942	$12,149	$13,697
4/30/19	$12,553	$12,575	$14,244
5/31/19	$11,446	$11,626	$13,323
6/30/19	$12,174	$12,379	$14,258
7/31/19	$12,463	$12,459	$14,470
8/31/19	$11,878	$11,852	$14,175
9/30/19	$12,347	$12,395	$14,424
10/31/19	$12,405	$12,573	$14,735
11/30/19	$12,631	$12,882	$15,295
12/31/19	$13,054	$13,271	$15,736
1/31/20	$12,639	$12,787	$15,719
2/29/20	$11,451	$11,554	$14,432
3/31/20	$8,575	$8,674	$12,447
4/30/20	$9,893	$9,820	$14,096
5/31/20	$10,529	$10,269	$14,850
6/30/20	$10,841	$10,460	$15,189
7/31/20	$11,327	$10,775	$16,052
8/31/20	$11,730	$11,264	$17,215
9/30/20	$11,061	$10,831	$16,588
10/31/20	$11,587	$11,075	$16,230
11/30/20	$13,716	$13,013	$18,204
12/31/20	$14,636	$13,918	$19,023
1/31/21	$15,048	$14,225	$18,939
2/28/21	$16,374	$15,491	$19,531
3/31/21	$17,210	$16,260	$20,231
4/30/21	$18,013	$16,958	$21,273
5/31/21	$18,346	$17,303	$21,371
6/30/21	$18,176	$17,074	$21,898
7/31/21	$17,778	$16,824	$22,268
8/31/21	$18,026	$17,179	$22,903
9/30/21	$17,471	$16,721	$21,875
10/31/21	$17,850	$17,515	$23,355
11/30/21	$17,340	$16,905	$22,999
12/31/21	$18,399	$17,785	$23,905
1/31/22	$17,552	$16,881	$22,498
2/28/22	$17,720	$17,156	$21,932
3/31/22	$17,796	$17,518	$22,643
4/30/22	$16,666	$16,330	$20,611
5/31/22	$16,987	$16,643	$20,583
6/30/22	$15,406	$14,821	$18,861
7/31/22	$16,750	$16,256	$20,631
8/31/22	$16,414	$15,746	$19,861
9/30/22	$14,864	$14,154	$18,019
10/31/22	$16,574	$15,648	$19,497
11/30/22	$17,017	$16,434	$20,515
12/31/22	$15,953	$15,458	$19,313
1/31/23	$17,432	$17,002	$20,644
2/28/23	$17,085	$16,521	$20,161
3/31/23	$15,999	$15,673	$20,700
4/30/23	$15,784	$15,464	$20,921
5/31/23	$15,185	$15,023	$21,002
6/30/23	$16,364	$16,358	$22,436
7/31/23	$17,273	$17,317	$23,240
8/31/23	$16,861	$16,651	$22,792
9/30/23	$16,065	$15,760	$21,706
10/31/23	$15,250	$14,875	$21,131
11/30/23	$16,505	$16,225	$23,101
12/31/23	$17,959	$17,928	$24,326
1/31/24	$17,516	$17,425	$24,596
2/29/24	$18,336	$18,123	$25,927
3/31/24	$19,034	$19,016	$26,764
4/30/24	$17,846	$17,820	$25,586
5/31/24	$18,619	$18,572	$26,795
6/30/24	$18,119	$18,197	$27,625
7/31/24	$19,373	$19,671	$28,138
8/31/24	$19,052	$19,670	$28,751
9/30/24	$19,439	$19,949	$29,345
10/31/24	$19,128	$19,698	$29,130
11/30/24	$20,834	$21,436	$31,068
12/31/24	$19,097	$19,897	$30,118
1/31/25	$19,706	$20,574	$31,069
2/28/25	$18,853	$19,813	$30,473
3/31/25	$17,711	$18,737	$28,696
4/30/25	$16,847	$18,194	$28,503
5/31/25	$17,667	$19,233	$30,310
6/30/25	$18,276	$20,102	$31,850
7/31/25	$18,698	$20,451	$32,551
8/31/25	$19,773	$21,525	$33,305
9/30/25	$19,518	$21,746	$34,454
10/31/25	$19,185	$21,689	$35,193
11/30/25	$19,739	$22,313	$35,289
12/31/25	$19,928	$22,431	$35,282
1/31/26	$21,098	$23,757	$35,829
2/28/26	$21,546	$24,675	$35,659
3/31/26	$20,399	$23,501	$33,886
4/30/26	$22,211	$25,936	$37,343
5/31/26	$22,418	$26,726	$39,235
6/30/26	$23,565	$27,849	$39,115
7/31/26	$23,760	$27,869	$38,932

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	27.08%	5.97%	9.04%
Russell 2500 Value Index	36.27%	10.62%	10.79%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$275,928,094
# of Portfolio Holdings	187
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$1,977,599

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Jack Henry & Associates, Inc.	1.5%
SLM Corp.	1.5
Mohawk Industries, Inc.	1.2
WESCO International, Inc.	1.2
Jazz Pharmaceuticals PLC	1.1

PACE® Small/Medium Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	11.9%
Consumer Discretionary	12.0%
Information Technology	12.7%
Financials	18.1%
Industrials	21.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Small/Medium Co Value Equity Investments

S1817

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Strategic Fixed Income Investments

Class A

PBNAX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.90%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Performance benefited from investments in higher-yielding fixed income sectors, particularly high-yield credit, securitized credit (asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities), agency mortgage-backed securities, and emerging market debt.

• Corporate credit and security selection added value through investment-grade and high yield holdings,senior floating rate loans, business development companies, and select consumer, financial, industrial, transportation, and cable/satellite issuers.

• Currency and emerging market positioning contributed, particularly exposure to Latin American currencies and select emerging market debt.

What didn’t work:

• Duration and government rate positioning detracted, including exposure to U.S. Treasuries and Australian duration as yields rose.

• Certain credit holdings weighed on returns, including high-yield bonds issued by technology companies and selected senior floating-rate loans in the healthcare sector.

• Specific securitized and currency positions detracted, including single-borrower fixed commercial mortgage-backed securities and short positions in the Australian dollar and Israeli shekel.

The Fund used derivatives primarily for efficient portfolio and risk management, including managing duration, yield curve positioning, credit exposure, and hedging unwanted risks. Instruments such as futures and interest rate swaps provided cost-effective market exposure and portfolio flexibility. Derivatives were generally used to manage exposures rather than make directional investment bets and had a mixed impact on performance during the period.

PACE® Strategic Fixed Income Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/16	$9,627	$10,000	$10,000
8/31/16	$9,635	$9,989	$9,980
9/30/16	$9,642	$9,983	$9,961
10/31/16	$9,578	$9,906	$9,864
11/30/16	$9,316	$9,672	$9,603
12/31/16	$9,371	$9,686	$9,624
1/31/17	$9,449	$9,705	$9,650
2/28/17	$9,538	$9,770	$9,724
3/31/17	$9,543	$9,765	$9,716
4/30/17	$9,620	$9,840	$9,796
5/31/17	$9,708	$9,916	$9,877
6/30/17	$9,722	$9,906	$9,880
7/31/17	$9,783	$9,949	$9,921
8/31/17	$9,888	$10,038	$10,017
9/30/17	$9,857	$9,990	$9,960
10/31/17	$9,850	$9,996	$9,968
11/30/17	$9,815	$9,983	$9,957
12/31/17	$9,865	$10,029	$10,008
1/31/18	$9,771	$9,913	$9,893
2/28/18	$9,678	$9,819	$9,786
3/31/18	$9,713	$9,882	$9,850
4/30/18	$9,628	$9,809	$9,766
5/31/18	$9,658	$9,879	$9,837
6/30/18	$9,649	$9,867	$9,818
7/31/18	$9,696	$9,869	$9,825
8/31/18	$9,742	$9,932	$9,889
9/30/18	$9,700	$9,868	$9,824
10/31/18	$9,646	$9,790	$9,738
11/30/18	$9,642	$9,849	$9,784
12/31/18	$9,725	$10,030	$9,967
1/31/19	$9,893	$10,136	$10,084
2/28/19	$9,931	$10,131	$10,078
3/31/19	$10,100	$10,325	$10,292
4/30/19	$10,135	$10,328	$10,297
5/31/19	$10,289	$10,511	$10,499
6/30/19	$10,445	$10,643	$10,654
7/31/19	$10,442	$10,666	$10,671
8/31/19	$10,775	$10,943	$11,019
9/30/19	$10,702	$10,885	$10,935
10/31/19	$10,742	$10,917	$10,966
11/30/19	$10,721	$10,912	$10,956
12/31/19	$10,706	$10,904	$10,934
1/31/20	$10,971	$11,114	$11,195
2/29/20	$11,108	$11,314	$11,429
3/31/20	$10,715	$11,247	$11,303
4/30/20	$10,985	$11,447	$11,554
5/31/20	$11,130	$11,501	$11,621
6/30/20	$11,291	$11,573	$11,722
7/31/20	$11,544	$11,746	$11,958
8/31/20	$11,486	$11,651	$11,819
9/30/20	$11,474	$11,645	$11,814
10/31/20	$11,425	$11,593	$11,742
11/30/20	$11,641	$11,707	$11,900
12/31/20	$11,680	$11,723	$11,910
1/31/21	$11,604	$11,639	$11,786
2/28/21	$11,432	$11,471	$11,579
3/31/21	$11,284	$11,327	$11,400
4/30/21	$11,396	$11,417	$11,501
5/31/21	$11,443	$11,454	$11,559
6/30/21	$11,570	$11,535	$11,676
7/31/21	$11,689	$11,664	$11,830
8/31/21	$11,684	$11,641	$11,807
9/30/21	$11,573	$11,541	$11,681
10/31/21	$11,577	$11,537	$11,686
11/30/21	$11,571	$11,572	$11,740
12/31/21	$11,568	$11,542	$11,702
1/31/22	$11,321	$11,293	$11,416
2/28/22	$11,157	$11,167	$11,282
3/31/22	$10,837	$10,857	$10,961
4/30/22	$10,407	$10,445	$10,527
5/31/22	$10,417	$10,512	$10,577
6/30/22	$10,154	$10,347	$10,409
7/31/22	$10,408	$10,600	$10,634
8/31/22	$10,159	$10,301	$10,357
9/30/22	$9,739	$9,856	$9,935
10/31/22	$9,635	$9,728	$9,812
11/30/22	$9,985	$10,086	$10,162
12/31/22	$9,934	$10,040	$10,113
1/31/23	$10,323	$10,349	$10,418
2/28/23	$10,074	$10,082	$10,148
3/31/23	$10,259	$10,338	$10,434
4/30/23	$10,340	$10,400	$10,500
5/31/23	$10,222	$10,287	$10,369
6/30/23	$10,238	$10,250	$10,336
7/31/23	$10,273	$10,243	$10,328
8/31/23	$10,229	$10,178	$10,267
9/30/23	$9,995	$9,919	$10,027
10/31/23	$9,836	$9,763	$9,884
11/30/23	$10,299	$10,205	$10,312
12/31/23	$10,714	$10,595	$10,692
1/31/24	$10,727	$10,566	$10,667
2/29/24	$10,617	$10,417	$10,522
3/31/24	$10,743	$10,513	$10,615
4/30/24	$10,503	$10,248	$10,362
5/31/24	$10,690	$10,421	$10,528
6/30/24	$10,790	$10,520	$10,619
7/31/24	$11,027	$10,766	$10,858
8/31/24	$11,201	$10,920	$11,008
9/30/24	$11,343	$11,067	$11,161
10/31/24	$11,114	$10,792	$10,895
11/30/24	$11,245	$10,906	$11,001
12/31/24	$11,083	$10,728	$10,818
1/31/25	$11,146	$10,785	$10,875
2/28/25	$11,390	$11,022	$11,104
3/31/25	$11,366	$11,026	$11,110
4/30/25	$11,378	$11,070	$11,156
5/31/25	$11,363	$10,990	$11,082
6/30/25	$11,554	$11,159	$11,245
7/31/25	$11,535	$11,130	$11,220
8/31/25	$11,668	$11,263	$11,338
9/30/25	$11,800	$11,386	$11,459
10/31/25	$11,870	$11,457	$11,522
11/30/25	$11,947	$11,528	$11,593
12/31/25	$11,915	$11,511	$11,562
1/31/26	$11,953	$11,523	$11,562
2/28/26	$12,128	$11,712	$11,751
3/31/26	$11,885	$11,506	$11,538
4/30/26	$11,934	$11,519	$11,552
5/31/26	$11,970	$11,554	$11,589
6/30/26	$12,029	$11,582	$11,619
7/31/26	$11,864	$11,431	$11,469

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.85%	0.30%	2.11%
Class A with Load	(1.02%)	(0.47%)	1.72%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%
Bloomberg US Government/Credit Index	2.22%	(0.62%)	1.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$392,055,109
# of Portfolio Holdings	1,845
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (includes Administration Fees)	$1,386,477

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	2.2%
State Street Institutional U.S. Government Money Market Fund, Class Premier, 3.619%, due 12/31/30	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.4

PACE® Strategic Fixed Income Investments

Class A

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Loan assignments	8.9%
Mortgage-backed securities	10.8%
Asset-backed securities	11.6%
U.S. Treasury obligations	13.4%
Corporate bonds	47.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1819

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Strategic Fixed Income Investments

Class P

PCSIX

Fund Overview

This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.65%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Performance benefited from investments in higher-yielding fixed income sectors, particularly high-yield credit, securitized credit (asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities), agency mortgage-backed securities, and emerging market debt.

• Corporate credit and security selection added value through investment-grade and high yield holdings,senior floating rate loans, business development companies, and select consumer, financial, industrial, transportation, and cable/satellite issuers.

• Currency and emerging market positioning contributed, particularly exposure to Latin American currencies and select emerging market debt.

What didn’t work:

• Duration and government rate positioning detracted, including exposure to U.S. Treasuries and Australian duration as yields rose.

• Certain credit holdings weighed on returns, including high-yield bonds issued by technology companies and selected senior floating-rate loans in the healthcare sector.

• Specific securitized and currency positions detracted, including single-borrower fixed commercial mortgage-backed securities and short positions in the Australian dollar and Israeli shekel.

The Fund used derivatives primarily for efficient portfolio and risk management, including managing duration, yield curve positioning, credit exposure, and hedging unwanted risks. Instruments such as futures and interest rate swaps provided cost-effective market exposure and portfolio flexibility. Derivatives were generally used to manage exposures rather than make directional investment bets and had a mixed impact on performance during the period.

PACE® Strategic Fixed Income Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,017	$9,989	$9,980
9/30/16	$10,019	$9,983	$9,961
10/31/16	$9,954	$9,906	$9,864
11/30/16	$9,685	$9,672	$9,603
12/31/16	$9,751	$9,686	$9,624
1/31/17	$9,827	$9,705	$9,650
2/28/17	$9,921	$9,770	$9,724
3/31/17	$9,929	$9,765	$9,716
4/30/17	$10,011	$9,840	$9,796
5/31/17	$10,105	$9,916	$9,877
6/30/17	$10,129	$9,906	$9,880
7/31/17	$10,194	$9,949	$9,921
8/31/17	$10,298	$10,038	$10,017
9/30/17	$10,269	$9,990	$9,960
10/31/17	$10,264	$9,996	$9,968
11/30/17	$10,229	$9,983	$9,957
12/31/17	$10,283	$10,029	$10,008
1/31/18	$10,188	$9,913	$9,893
2/28/18	$10,092	$9,819	$9,786
3/31/18	$10,132	$9,882	$9,850
4/30/18	$10,044	$9,809	$9,766
5/31/18	$10,086	$9,879	$9,837
6/30/18	$10,078	$9,867	$9,818
7/31/18	$10,121	$9,869	$9,825
8/31/18	$10,171	$9,932	$9,889
9/30/18	$10,138	$9,868	$9,824
10/31/18	$10,076	$9,790	$9,738
11/30/18	$10,073	$9,849	$9,784
12/31/18	$10,162	$10,030	$9,967
1/31/19	$10,340	$10,136	$10,084
2/28/19	$10,382	$10,131	$10,078
3/31/19	$10,561	$10,325	$10,292
4/30/19	$10,599	$10,328	$10,297
5/31/19	$10,771	$10,511	$10,499
6/30/19	$10,929	$10,643	$10,654
7/31/19	$10,935	$10,666	$10,671
8/31/19	$11,279	$10,943	$11,019
9/30/19	$11,205	$10,885	$10,935
10/31/19	$11,249	$10,917	$10,966
11/30/19	$11,229	$10,912	$10,956
12/31/19	$11,216	$10,904	$10,934
1/31/20	$11,496	$11,114	$11,195
2/29/20	$11,642	$11,314	$11,429
3/31/20	$11,240	$11,247	$11,303
4/30/20	$11,517	$11,447	$11,554
5/31/20	$11,673	$11,501	$11,621
6/30/20	$11,844	$11,573	$11,722
7/31/20	$12,112	$11,746	$11,958
8/31/20	$12,054	$11,651	$11,819
9/30/20	$12,043	$11,645	$11,814
10/31/20	$11,994	$11,593	$11,742
11/30/20	$12,224	$11,707	$11,900
12/31/20	$12,268	$11,723	$11,910
1/31/21	$12,191	$11,639	$11,786
2/28/21	$12,011	$11,471	$11,579
3/31/21	$11,858	$11,327	$11,400
4/30/21	$11,979	$11,417	$11,501
5/31/21	$12,031	$11,454	$11,559
6/30/21	$12,167	$11,535	$11,676
7/31/21	$12,295	$11,664	$11,830
8/31/21	$12,292	$11,641	$11,807
9/30/21	$12,178	$11,541	$11,681
10/31/21	$12,185	$11,537	$11,686
11/30/21	$12,181	$11,572	$11,740
12/31/21	$12,180	$11,542	$11,702
1/31/22	$11,922	$11,293	$11,416
2/28/22	$11,752	$11,167	$11,282
3/31/22	$11,417	$10,857	$10,961
4/30/22	$10,966	$10,445	$10,527
5/31/22	$10,979	$10,512	$10,577
6/30/22	$10,703	$10,347	$10,409
7/31/22	$10,974	$10,600	$10,634
8/31/22	$10,714	$10,301	$10,357
9/30/22	$10,272	$9,856	$9,935
10/31/22	$10,174	$9,728	$9,812
11/30/22	$10,537	$10,086	$10,162
12/31/22	$10,495	$10,040	$10,113
1/31/23	$10,899	$10,349	$10,418
2/28/23	$10,638	$10,082	$10,148
3/31/23	$10,835	$10,338	$10,434
4/30/23	$10,923	$10,400	$10,500
5/31/23	$10,801	$10,287	$10,369
6/30/23	$10,820	$10,250	$10,336
7/31/23	$10,868	$10,243	$10,328
8/31/23	$10,815	$10,178	$10,267
9/30/23	$10,570	$9,919	$10,027
10/31/23	$10,403	$9,763	$9,884
11/30/23	$10,896	$10,205	$10,312
12/31/23	$11,337	$10,595	$10,692
1/31/24	$11,354	$10,566	$10,667
2/29/24	$11,240	$10,417	$10,522
3/31/24	$11,375	$10,513	$10,615
4/30/24	$11,124	$10,248	$10,362
5/31/24	$11,324	$10,421	$10,528
6/30/24	$11,432	$10,520	$10,619
7/31/24	$11,686	$10,766	$10,858
8/31/24	$11,873	$10,920	$11,008
9/30/24	$12,026	$11,067	$11,161
10/31/24	$11,786	$10,792	$10,895
11/30/24	$11,927	$10,906	$11,001
12/31/24	$11,748	$10,728	$10,818
1/31/25	$11,828	$10,785	$10,875
2/28/25	$12,089	$11,022	$11,104
3/31/25	$12,066	$11,026	$11,110
4/30/25	$12,081	$11,070	$11,156
5/31/25	$12,068	$10,990	$11,082
6/30/25	$12,274	$11,159	$11,245
7/31/25	$12,256	$11,130	$11,220
8/31/25	$12,400	$11,263	$11,338
9/30/25	$12,543	$11,386	$11,459
10/31/25	$12,620	$11,457	$11,522
11/30/25	$12,705	$11,528	$11,593
12/31/25	$12,674	$11,511	$11,562
1/31/26	$12,717	$11,523	$11,562
2/28/26	$12,905	$11,712	$11,751
3/31/26	$12,650	$11,506	$11,538
4/30/26	$12,704	$11,519	$11,552
5/31/26	$12,745	$11,554	$11,589
6/30/26	$12,800	$11,582	$11,619
7/31/26	$12,637	$11,431	$11,469

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	3.11%	0.55%	2.37%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%
Bloomberg US Government/Credit Index	2.22%	(0.62%)	1.38%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$392,055,109
# of Portfolio Holdings	1,845
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (includes Administration Fees)	$1,386,477

What is the Fund’s investment objective?

Total return consisting of income and capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	2.2%
State Street Institutional U.S. Government Money Market Fund, Class Premier, 3.619%, due 12/31/30	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.4

PACE® Strategic Fixed Income Investments

Class P

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Loan assignments	8.9%
Mortgage-backed securities	10.8%
Asset-backed securities	11.6%
U.S. Treasury obligations	13.4%
Corporate bonds	47.0%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Strategic Fixed Income Investments

S1820

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Alternative Strategies Investments

Class A

PASIX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$188	1.83%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/16	$9,450	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,423	$10,008	$10,002	$10,044	$9,952
9/30/16	$9,396	$10,061	$10,005	$10,078	$10,006
10/31/16	$9,369	$9,867	$10,007	$10,049	$9,729
11/30/16	$9,360	$10,009	$10,010	$10,075	$9,342
12/31/16	$9,477	$10,248	$10,013	$10,165	$9,299
1/31/17	$9,505	$10,495	$10,017	$10,268	$9,404
2/28/17	$9,640	$10,787	$10,021	$10,360	$9,449
3/31/17	$9,631	$10,902	$10,025	$10,407	$9,463
4/30/17	$9,658	$11,063	$10,030	$10,460	$9,570
5/31/17	$9,658	$11,297	$10,036	$10,493	$9,718
6/30/17	$9,622	$11,340	$10,043	$10,491	$9,709
7/31/17	$9,658	$11,612	$10,051	$10,598	$9,873
8/31/17	$9,631	$11,628	$10,060	$10,686	$9,970
9/30/17	$9,694	$11,889	$10,069	$10,733	$9,881
10/31/17	$9,784	$12,114	$10,078	$10,857	$9,843
11/30/17	$9,847	$12,376	$10,087	$10,855	$9,952
12/31/17	$9,829	$12,544	$10,097	$10,955	$9,987
1/31/18	$10,036	$13,206	$10,108	$11,210	$10,106
2/28/18	$9,865	$12,659	$10,119	$11,038	$10,016
3/31/18	$9,766	$12,383	$10,132	$10,984	$10,123
4/30/18	$9,802	$12,525	$10,146	$11,006	$9,961
5/31/18	$9,712	$12,604	$10,161	$11,085	$9,885
6/30/18	$9,658	$12,598	$10,177	$11,035	$9,841
7/31/18	$9,775	$12,991	$10,193	$11,058	$9,825
8/31/18	$9,775	$13,152	$10,210	$11,083	$9,835
9/30/18	$9,757	$13,225	$10,227	$11,061	$9,750
10/31/18	$9,532	$12,254	$10,246	$10,738	$9,641
11/30/18	$9,568	$12,393	$10,265	$10,690	$9,672
12/31/18	$9,297	$11,451	$10,285	$10,514	$9,867
1/31/19	$9,584	$12,342	$10,306	$10,784	$10,017
2/28/19	$9,621	$12,713	$10,325	$10,899	$9,960
3/31/19	$9,649	$12,880	$10,347	$10,998	$10,084
4/30/19	$9,742	$13,337	$10,367	$11,097	$10,054
5/31/19	$9,621	$12,567	$10,389	$10,991	$10,191
6/30/19	$9,770	$13,395	$10,410	$11,162	$10,417
7/31/19	$9,825	$13,462	$10,431	$11,192	$10,388
8/31/19	$9,834	$13,186	$10,451	$11,105	$10,599
9/30/19	$9,834	$13,467	$10,469	$11,056	$10,491
10/31/19	$9,853	$13,810	$10,486	$11,111	$10,561
11/30/19	$9,825	$14,194	$10,502	$11,214	$10,481
12/31/19	$9,862	$14,619	$10,517	$11,396	$10,542
1/31/20	$9,946	$14,530	$10,531	$11,428	$10,677
2/29/20	$9,770	$13,302	$10,544	$11,254	$10,748
3/31/20	$9,454	$11,542	$10,558	$10,395	$10,508
4/30/20	$9,723	$12,803	$10,566	$10,748	$10,714
5/31/20	$9,881	$13,421	$10,571	$10,995	$10,761
6/30/20	$9,936	$13,776	$10,572	$11,211	$10,856
7/31/20	$10,242	$14,435	$10,573	$11,463	$11,203
8/31/20	$10,363	$15,400	$10,574	$11,709	$11,186
9/30/20	$10,316	$14,868	$10,575	$11,688	$11,145
10/31/20	$10,307	$14,412	$10,576	$11,725	$11,156
11/30/20	$10,622	$16,255	$10,577	$12,184	$11,359
12/31/20	$10,796	$16,944	$10,578	$12,636	$11,511
1/31/21	$10,699	$16,776	$10,579	$12,552	$11,410
2/28/21	$10,864	$17,206	$10,579	$12,907	$11,214
3/31/21	$10,903	$17,778	$10,580	$12,892	$10,998
4/30/21	$11,097	$18,606	$10,580	$13,167	$11,137
5/31/21	$11,126	$18,874	$10,581	$13,189	$11,241
6/30/21	$11,029	$19,155	$10,581	$13,262	$11,142
7/31/21	$10,981	$19,498	$10,581	$13,177	$11,291
8/31/21	$11,029	$19,983	$10,581	$13,342	$11,244
9/30/21	$10,932	$19,154	$10,582	$13,360	$11,044
10/31/21	$10,971	$20,239	$10,582	$13,570	$11,017
11/30/21	$10,825	$19,795	$10,582	$13,371	$10,985
12/31/21	$11,080	$20,641	$10,583	$13,417	$10,970
1/31/22	$10,925	$19,549	$10,583	$13,074	$10,745
2/28/22	$10,821	$19,055	$10,584	$12,998	$10,617
3/31/22	$10,904	$19,577	$10,586	$13,047	$10,294
4/30/22	$10,935	$17,951	$10,589	$12,890	$9,730
5/31/22	$10,977	$17,965	$10,594	$12,701	$9,756
6/30/22	$10,749	$16,409	$10,601	$12,533	$9,443
7/31/22	$10,852	$17,711	$10,612	$12,627	$9,644
8/31/22	$10,852	$16,971	$10,628	$12,697	$9,263
9/30/22	$10,697	$15,393	$10,649	$12,489	$8,788
10/31/22	$10,945	$16,499	$10,675	$12,542	$8,727
11/30/22	$11,070	$17,646	$10,706	$12,660	$9,138
12/31/22	$11,105	$16,897	$10,742	$12,704	$9,187
1/31/23	$11,200	$18,092	$10,781	$12,960	$9,489
2/28/23	$11,158	$17,657	$10,819	$12,889	$9,173
3/31/23	$11,041	$18,203	$10,862	$12,800	$9,463
4/30/23	$11,041	$18,522	$10,906	$12,835	$9,505
5/31/23	$10,935	$18,337	$10,952	$12,843	$9,319
6/30/23	$11,084	$19,446	$10,998	$12,995	$9,319
7/31/23	$11,179	$20,099	$11,048	$13,139	$9,383
8/31/23	$11,179	$19,619	$11,100	$13,120	$9,255
9/30/23	$11,179	$18,773	$11,150	$13,065	$8,984
10/31/23	$11,094	$18,228	$11,202	$12,923	$8,877
11/30/23	$11,359	$19,937	$11,254	$13,197	$9,325
12/31/23	$11,657	$20,916	$11,307	$13,476	$9,712
1/31/24	$11,657	$21,167	$11,359	$13,574	$9,578
2/29/24	$11,888	$22,064	$11,409	$13,811	$9,458
3/31/24	$12,129	$22,773	$11,462	$14,039	$9,510
4/30/24	$11,986	$21,927	$11,513	$13,977	$9,270
5/31/24	$12,129	$22,906	$11,567	$14,088	$9,391
6/30/24	$12,074	$23,372	$11,619	$14,130	$9,405
7/31/24	$12,206	$23,784	$11,673	$14,199	$9,665
8/31/24	$12,283	$24,413	$11,727	$14,261	$9,893
9/30/24	$12,415	$24,860	$11,778	$14,411	$10,062
10/31/24	$12,327	$24,367	$11,829	$14,436	$9,724
11/30/24	$12,602	$25,485	$11,876	$14,699	$9,758
12/31/24	$12,424	$24,821	$11,922	$14,709	$9,548
1/31/25	$12,542	$25,697	$11,968	$14,906	$9,603
2/28/25	$12,625	$25,512	$12,009	$14,827	$9,740
3/31/25	$12,530	$24,376	$12,054	$14,654	$9,800
4/30/25	$12,613	$24,593	$12,097	$14,678	$10,088
5/31/25	$12,744	$26,048	$12,142	$14,879	$10,052
6/30/25	$12,874	$27,172	$12,186	$15,123	$10,243
7/31/25	$12,945	$27,522	$12,231	$15,249	$10,090
8/31/25	$13,064	$28,240	$12,277	$15,479	$10,237
9/30/25	$13,218	$29,148	$12,320	$15,755	$10,303
10/31/25	$13,289	$29,732	$12,364	$15,965	$10,277
11/30/25	$13,360	$29,816	$12,405	$16,050	$10,301
12/31/25	$13,353	$30,057	$12,447	$16,250	$10,328
1/31/26	$13,471	$30,729	$12,487	$16,525	$10,425
2/28/26	$13,708	$30,954	$12,523	$16,712	$10,541
3/31/26	$13,340	$28,983	$12,562	$16,363	$10,217
4/30/26	$13,669	$31,763	$12,601	$17,059	$10,345
5/31/26	$13,853	$33,209	$12,641	$17,384	$10,379
6/30/26	$13,866	$32,970	$12,680	$17,643	$10,306
7/31/26	$13,669	$33,139	$12,720	$17,296	$10,251

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.59%	4.48%	3.76%
Class A with Load	(0.26%)	3.30%	3.17%
MSCI World Index (net)	20.41%	11.19%	12.73%
FTSE Three-Month US Treasury Bill Index	4.00%	3.75%	2.44%
HFRI Fund of Funds Composite Index	13.43%	5.59%	5.63%
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Top 5 Short Holdings (% of Net Assets)

Table Summary
InterDigital, Inc.	(1.6%)
Nebius Group NV	(1.4)
Snowflake, Inc.	(1.3)
IREN Ltd.	(1.2)
Lumentum Holdings, Inc.	(1.2)

PACE® Alternative Strategies Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1822

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Alternative Strategies Investments

Class P

PASPX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$163	1.58%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,971	$10,008	$10,002	$10,044	$9,952
9/30/16	$9,942	$10,061	$10,005	$10,078	$10,006
10/31/16	$9,913	$9,867	$10,007	$10,049	$9,729
11/30/16	$9,904	$10,009	$10,010	$10,075	$9,342
12/31/16	$10,029	$10,248	$10,013	$10,165	$9,299
1/31/17	$10,067	$10,495	$10,017	$10,268	$9,404
2/28/17	$10,202	$10,787	$10,021	$10,360	$9,449
3/31/17	$10,193	$10,902	$10,025	$10,407	$9,463
4/30/17	$10,231	$11,063	$10,030	$10,460	$9,570
5/31/17	$10,231	$11,297	$10,036	$10,493	$9,718
6/30/17	$10,193	$11,340	$10,043	$10,491	$9,709
7/31/17	$10,241	$11,612	$10,051	$10,598	$9,873
8/31/17	$10,212	$11,628	$10,060	$10,686	$9,970
9/30/17	$10,279	$11,889	$10,069	$10,733	$9,881
10/31/17	$10,376	$12,114	$10,078	$10,857	$9,843
11/30/17	$10,443	$12,376	$10,087	$10,855	$9,952
12/31/17	$10,434	$12,544	$10,097	$10,955	$9,987
1/31/18	$10,655	$13,206	$10,108	$11,210	$10,106
2/28/18	$10,472	$12,659	$10,119	$11,038	$10,016
3/31/18	$10,366	$12,383	$10,132	$10,984	$10,123
4/30/18	$10,405	$12,525	$10,146	$11,006	$9,961
5/31/18	$10,318	$12,604	$10,161	$11,085	$9,885
6/30/18	$10,260	$12,598	$10,177	$11,035	$9,841
7/31/18	$10,376	$12,991	$10,193	$11,058	$9,825
8/31/18	$10,385	$13,152	$10,210	$11,083	$9,835
9/30/18	$10,366	$13,225	$10,227	$11,061	$9,750
10/31/18	$10,135	$12,254	$10,246	$10,738	$9,641
11/30/18	$10,173	$12,393	$10,265	$10,690	$9,672
12/31/18	$9,884	$11,451	$10,285	$10,514	$9,867
1/31/19	$10,201	$12,342	$10,306	$10,784	$10,017
2/28/19	$10,231	$12,713	$10,325	$10,899	$9,960
3/31/19	$10,271	$12,880	$10,347	$10,998	$10,084
4/30/19	$10,370	$13,337	$10,367	$11,097	$10,054
5/31/19	$10,241	$12,567	$10,389	$10,991	$10,191
6/30/19	$10,399	$13,395	$10,410	$11,162	$10,417
7/31/19	$10,469	$13,462	$10,431	$11,192	$10,388
8/31/19	$10,479	$13,186	$10,451	$11,105	$10,599
9/30/19	$10,479	$13,467	$10,469	$11,056	$10,491
10/31/19	$10,499	$13,810	$10,486	$11,111	$10,561
11/30/19	$10,469	$14,194	$10,502	$11,214	$10,481
12/31/19	$10,518	$14,619	$10,517	$11,396	$10,542
1/31/20	$10,608	$14,530	$10,531	$11,428	$10,677
2/29/20	$10,419	$13,302	$10,544	$11,254	$10,748
3/31/20	$10,091	$11,542	$10,558	$10,395	$10,508
4/30/20	$10,369	$12,803	$10,566	$10,748	$10,714
5/31/20	$10,548	$13,421	$10,571	$10,995	$10,761
6/30/20	$10,608	$13,776	$10,572	$11,211	$10,856
7/31/20	$10,935	$14,435	$10,573	$11,463	$11,203
8/31/20	$11,065	$15,400	$10,574	$11,709	$11,186
9/30/20	$11,025	$14,868	$10,575	$11,688	$11,145
10/31/20	$11,015	$14,412	$10,576	$11,725	$11,156
11/30/20	$11,353	$16,255	$10,577	$12,184	$11,359
12/31/20	$11,539	$16,944	$10,578	$12,636	$11,511
1/31/21	$11,435	$16,776	$10,579	$12,552	$11,410
2/28/21	$11,612	$17,206	$10,579	$12,907	$11,214
3/31/21	$11,664	$17,778	$10,580	$12,892	$10,998
4/30/21	$11,873	$18,606	$10,580	$13,167	$11,137
5/31/21	$11,905	$18,874	$10,581	$13,189	$11,241
6/30/21	$11,800	$19,155	$10,581	$13,262	$11,142
7/31/21	$11,758	$19,498	$10,581	$13,177	$11,291
8/31/21	$11,800	$19,983	$10,581	$13,342	$11,244
9/30/21	$11,706	$19,154	$10,582	$13,360	$11,044
10/31/21	$11,758	$20,239	$10,582	$13,570	$11,017
11/30/21	$11,591	$19,795	$10,582	$13,371	$10,985
12/31/21	$11,876	$20,641	$10,583	$13,417	$10,970
1/31/22	$11,709	$19,549	$10,583	$13,074	$10,745
2/28/22	$11,609	$19,055	$10,584	$12,998	$10,617
3/31/22	$11,687	$19,577	$10,586	$13,047	$10,294
4/30/22	$11,720	$17,951	$10,589	$12,890	$9,730
5/31/22	$11,776	$17,965	$10,594	$12,701	$9,756
6/30/22	$11,531	$16,409	$10,601	$12,533	$9,443
7/31/22	$11,653	$17,711	$10,612	$12,627	$9,644
8/31/22	$11,653	$16,971	$10,628	$12,697	$9,263
9/30/22	$11,475	$15,393	$10,649	$12,489	$8,788
10/31/22	$11,753	$16,499	$10,675	$12,542	$8,727
11/30/22	$11,887	$17,646	$10,706	$12,660	$9,138
12/31/22	$11,936	$16,897	$10,742	$12,704	$9,187
1/31/23	$12,027	$18,092	$10,781	$12,960	$9,489
2/28/23	$11,993	$17,657	$10,819	$12,889	$9,173
3/31/23	$11,868	$18,203	$10,862	$12,800	$9,463
4/30/23	$11,868	$18,522	$10,906	$12,835	$9,505
5/31/23	$11,765	$18,337	$10,952	$12,843	$9,319
6/30/23	$11,925	$19,446	$10,998	$12,995	$9,319
7/31/23	$12,027	$20,099	$11,048	$13,139	$9,383
8/31/23	$12,027	$19,619	$11,100	$13,120	$9,255
9/30/23	$12,039	$18,773	$11,150	$13,065	$8,984
10/31/23	$11,936	$18,228	$11,202	$12,923	$8,877
11/30/23	$12,232	$19,937	$11,254	$13,197	$9,325
12/31/23	$12,551	$20,916	$11,307	$13,476	$9,712
1/31/24	$12,551	$21,167	$11,359	$13,574	$9,578
2/29/24	$12,811	$22,064	$11,409	$13,811	$9,458
3/31/24	$13,072	$22,773	$11,462	$14,039	$9,510
4/30/24	$12,918	$21,927	$11,513	$13,977	$9,270
5/31/24	$13,083	$22,906	$11,567	$14,088	$9,391
6/30/24	$13,012	$23,372	$11,619	$14,130	$9,405
7/31/24	$13,155	$23,784	$11,673	$14,199	$9,665
8/31/24	$13,261	$24,413	$11,727	$14,261	$9,893
9/30/24	$13,391	$24,860	$11,778	$14,411	$10,062
10/31/24	$13,308	$24,367	$11,829	$14,436	$9,724
11/30/24	$13,604	$25,485	$11,876	$14,699	$9,758
12/31/24	$13,410	$24,821	$11,922	$14,709	$9,548
1/31/25	$13,551	$25,697	$11,968	$14,906	$9,603
2/28/25	$13,628	$25,512	$12,009	$14,827	$9,740
3/31/25	$13,538	$24,376	$12,054	$14,654	$9,800
4/30/25	$13,640	$24,593	$12,097	$14,678	$10,088
5/31/25	$13,769	$26,048	$12,142	$14,879	$10,052
6/30/25	$13,922	$27,172	$12,186	$15,123	$10,243
7/31/25	$13,999	$27,522	$12,231	$15,249	$10,090
8/31/25	$14,127	$28,240	$12,277	$15,479	$10,237
9/30/25	$14,307	$29,148	$12,320	$15,755	$10,303
10/31/25	$14,371	$29,732	$12,364	$15,965	$10,277
11/30/25	$14,460	$29,816	$12,405	$16,050	$10,301
12/31/25	$14,450	$30,057	$12,447	$16,250	$10,328
1/31/26	$14,593	$30,729	$12,487	$16,525	$10,425
2/28/26	$14,849	$30,954	$12,523	$16,712	$10,541
3/31/26	$14,465	$28,983	$12,562	$16,363	$10,217
4/30/26	$14,820	$31,763	$12,601	$17,059	$10,345
5/31/26	$15,020	$33,209	$12,641	$17,384	$10,379
6/30/26	$15,034	$32,970	$12,680	$17,643	$10,306
7/31/26	$14,820	$33,139	$12,720	$17,296	$10,251

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.87%	4.74%	4.01%
MSCI World Index (net)	20.41%	11.19%	12.73%
FTSE Three-Month US Treasury Bill Index	4.00%	3.75%	2.44%
HFRI Fund of Funds Composite Index	13.43%	5.59%	5.63%
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Top 5 Short Holdings (% of Net Assets)

Table Summary
InterDigital, Inc.	(1.6%)
Nebius Group NV	(1.4)
Snowflake, Inc.	(1.3)
IREN Ltd.	(1.2)
Lumentum Holdings, Inc.	(1.2)

PACE® Alternative Strategies Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1823

Class P

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Annual Shareholder Report

July 31, 2026

PACE® Alternative Strategies Investments

Class P2

PAPTX

Fund Overview

This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$175	1.70%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Alternative Strategies Investments

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
11/14/22	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/22	$10,095	$10,261	$10,015	$10,000	$10,129
12/31/22	$10,117	$9,825	$10,049	$10,035	$10,184
1/31/23	$10,185	$10,520	$10,086	$10,237	$10,518
2/28/23	$10,156	$10,267	$10,121	$10,181	$10,168
3/31/23	$10,030	$10,585	$10,162	$10,110	$10,490
4/30/23	$10,030	$10,770	$10,202	$10,139	$10,536
5/31/23	$9,923	$10,663	$10,245	$10,145	$10,330
6/30/23	$10,049	$11,307	$10,289	$10,265	$10,330
7/31/23	$10,146	$11,687	$10,336	$10,378	$10,401
8/31/23	$10,146	$11,408	$10,384	$10,364	$10,259
9/30/23	$10,156	$10,916	$10,431	$10,320	$9,959
10/31/23	$10,078	$10,599	$10,480	$10,208	$9,840
11/30/23	$10,330	$11,593	$10,528	$10,424	$10,336
12/31/23	$10,595	$12,162	$10,577	$10,645	$10,766
1/31/24	$10,605	$12,308	$10,627	$10,722	$10,617
2/29/24	$10,825	$12,830	$10,673	$10,909	$10,484
3/31/24	$11,056	$13,242	$10,722	$11,089	$10,542
4/30/24	$10,936	$12,750	$10,771	$11,041	$10,276
5/31/24	$11,066	$13,320	$10,821	$11,128	$10,410
6/30/24	$11,026	$13,591	$10,869	$11,161	$10,425
7/31/24	$11,146	$13,830	$10,920	$11,216	$10,713
8/31/24	$11,236	$14,196	$10,970	$11,265	$10,966
9/30/24	$11,356	$14,456	$11,018	$11,383	$11,153
10/31/24	$11,286	$14,169	$11,066	$11,403	$10,779
11/30/24	$11,546	$14,819	$11,110	$11,610	$10,816
12/31/24	$11,380	$14,433	$11,154	$11,619	$10,584
1/31/25	$11,498	$14,942	$11,197	$11,774	$10,644
2/28/25	$11,573	$14,835	$11,235	$11,712	$10,796
3/31/25	$11,498	$14,174	$11,276	$11,575	$10,863
4/30/25	$11,573	$14,300	$11,317	$11,594	$11,182
5/31/25	$11,681	$15,147	$11,359	$11,753	$11,142
6/30/25	$11,799	$15,800	$11,400	$11,945	$11,354
7/31/25	$11,852	$16,004	$11,442	$12,045	$11,184
8/31/25	$11,960	$16,421	$11,485	$12,227	$11,347
9/30/25	$12,110	$16,949	$11,526	$12,445	$11,421
10/31/25	$12,175	$17,288	$11,567	$12,611	$11,392
11/30/25	$12,239	$17,337	$11,605	$12,678	$11,419
12/31/25	$12,235	$17,477	$11,644	$12,836	$11,448
1/31/26	$12,353	$17,868	$11,682	$13,053	$11,556
2/28/26	$12,554	$17,999	$11,715	$13,201	$11,685
3/31/26	$12,223	$16,853	$11,752	$12,925	$11,326
4/30/26	$12,518	$18,469	$11,788	$13,475	$11,467
5/31/26	$12,695	$19,310	$11,826	$13,731	$11,505
6/30/26	$12,719	$19,172	$11,862	$13,937	$11,424
7/31/26	$12,542	$19,270	$11,900	$13,650	$11,363

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 11/14/22
Class P2	5.82%	6.30%
MSCI World Index (net)	20.41%	19.34%
FTSE Three-Month US Treasury Bill Index	4.00%	4.80%
HFRI Fund of Funds Composite Index	13.43%	8.95%
Bloomberg Global Aggregate Index	1.60%	3.51%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

The HFRI Funds of Funds composite Index is a monthly priced Index so there is no rate available on 11/14/2022 to calculate a performance return since inception. Therefore, the since inception return for this Index is as of November 30, 2022, which represents the nearest month-end date after the inception date.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

What is the Fund’s investment objective?

Long-term capital appreciation.

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Top 5 Short Holdings (% of Net Assets)

Table Summary
InterDigital, Inc.	(1.6%)
Nebius Group NV	(1.4)
Snowflake, Inc.	(1.3)
IREN Ltd.	(1.2)
Lumentum Holdings, Inc.	(1.2)

PACE® Alternative Strategies Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

The annual operating expenses ratio for Class P2 of the Fund increased from 1.41% for the fiscal year ended July 31, 2025 to 1.70% for the fiscal year ended July 31, 2026. The notable decrease in the size of Class P2 from the fiscal year ended July 31, 2025 to the fiscal year ended July 31, 2026 expanded the impact of fixed costs incurred by the Fund. There is no applicable expense cap for Class P2.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Alternative Strategies Investments

S1825

Class P2

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Annual Shareholder Report

July 31, 2026

PACE® Global Real Estate Securities Investments

Class A

PREAX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Positioning and security selection in real estate management and development contributed the most to relative performance, while selection in office real estate investment trusts (REITs) also contributed.

• An out-of-benchmark allocation in capital markets contributed to performance.

• The top individual contributors were Ventas, Inc., Janus Living, Inc. Class A, and Healthcare Realty Trust Incorporated Class A.

What didn’t work:

• Positioning in health care REITs detracted the most, followed by residential, and diversified REITs. Positioning in specialized REITs also detracted.

• Security selection in retail, industrial, and specialized real estate investment trusts detracted from performance.

• The largest relative individual detractors were an underweight to Welltower Inc. and holdings in Shurgard Self Storage Limited and Goodman Group.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Global Real Estate Securities Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	FTSE EPRA Nareit Developed Net TR	MSCI World Index (net)
7/31/16	$9,447	$10,000	$10,000
8/31/16	$9,388	$9,739	$10,008
9/30/16	$9,271	$9,642	$10,061
10/31/16	$8,753	$9,093	$9,867
11/30/16	$8,600	$8,845	$10,009
12/31/16	$8,831	$9,102	$10,248
1/31/17	$8,942	$9,151	$10,495
2/28/17	$9,150	$9,436	$10,787
3/31/17	$9,077	$9,290	$10,902
4/30/17	$9,261	$9,391	$11,063
5/31/17	$9,236	$9,472	$11,297
6/30/17	$9,310	$9,542	$11,340
7/31/17	$9,432	$9,716	$11,612
8/31/17	$9,408	$9,729	$11,628
9/30/17	$9,396	$9,696	$11,889
10/31/17	$9,371	$9,649	$12,114
11/30/17	$9,543	$9,918	$12,376
12/31/17	$9,750	$10,045	$12,544
1/31/18	$9,737	$10,044	$13,206
2/28/18	$8,972	$9,371	$12,659
3/31/18	$9,291	$9,590	$12,383
4/30/18	$9,508	$9,778	$12,525
5/31/18	$9,572	$9,939	$12,604
6/30/18	$9,750	$10,081	$12,598
7/31/18	$9,763	$10,166	$12,991
8/31/18	$9,776	$10,263	$13,152
9/30/18	$9,546	$10,051	$13,225
10/31/18	$9,176	$9,678	$12,254
11/30/18	$9,495	$10,038	$12,393
12/31/18	$8,926	$9,479	$11,451
1/31/19	$9,902	$10,509	$12,342
2/28/19	$9,942	$10,494	$12,713
3/31/19	$10,285	$10,862	$12,880
4/30/19	$10,139	$10,719	$13,337
5/31/19	$10,100	$10,688	$12,567
6/30/19	$10,258	$10,855	$13,395
7/31/19	$10,205	$10,892	$13,462
8/31/19	$10,416	$11,096	$13,186
9/30/19	$10,627	$11,357	$13,467
10/31/19	$10,878	$11,641	$13,810
11/30/19	$10,706	$11,499	$14,194
12/31/19	$10,751	$11,556	$14,619
1/31/20	$10,709	$11,653	$14,530
2/29/20	$9,797	$10,693	$13,302
3/31/20	$7,669	$8,259	$11,542
4/30/20	$8,111	$8,842	$12,803
5/31/20	$8,180	$8,863	$13,421
6/30/20	$8,305	$9,091	$13,776
7/31/20	$8,471	$9,343	$14,435
8/31/20	$8,706	$9,579	$15,400
9/30/20	$8,374	$9,281	$14,868
10/31/20	$8,084	$8,972	$14,412
11/30/20	$9,231	$10,155	$16,255
12/31/20	$9,542	$10,511	$16,944
1/31/21	$9,429	$10,426	$16,776
2/28/21	$10,137	$10,813	$17,206
3/31/21	$10,477	$11,121	$17,778
4/30/21	$11,156	$11,835	$18,606
5/31/21	$11,397	$12,047	$18,874
6/30/21	$11,468	$12,141	$19,155
7/31/21	$11,921	$12,606	$19,498
8/31/21	$11,977	$12,772	$19,983
9/30/21	$11,298	$12,031	$19,154
10/31/21	$11,907	$12,751	$20,239
11/30/21	$11,793	$12,465	$19,795
12/31/21	$12,658	$13,254	$20,641
1/31/22	$11,668	$12,493	$19,549
2/28/22	$11,333	$12,184	$19,055
3/31/22	$11,711	$12,731	$19,577
4/30/22	$11,245	$12,033	$17,951
5/31/22	$10,750	$11,510	$17,965
6/30/22	$9,789	$10,509	$16,409
7/31/22	$10,575	$11,347	$17,711
8/31/22	$9,818	$10,610	$16,971
9/30/22	$8,521	$9,292	$15,393
10/31/22	$8,784	$9,570	$16,499
11/30/22	$9,497	$10,214	$17,646
12/31/22	$9,135	$9,929	$16,897
1/31/23	$10,014	$10,821	$18,092
2/28/23	$9,501	$10,343	$17,657
3/31/23	$9,340	$10,006	$18,203
4/30/23	$9,501	$10,195	$18,522
5/31/23	$9,061	$9,739	$18,337
6/30/23	$9,384	$10,031	$19,446
7/31/23	$9,662	$10,408	$20,099
8/31/23	$9,355	$10,059	$19,619
9/30/23	$8,709	$9,445	$18,773
10/31/23	$8,284	$8,993	$18,228
11/30/23	$9,281	$9,948	$19,937
12/31/23	$10,134	$10,889	$20,916
1/31/24	$9,689	$10,452	$21,167
2/29/24	$9,764	$10,389	$22,064
3/31/24	$10,090	$10,748	$22,773
4/30/24	$9,304	$10,106	$21,927
5/31/24	$9,689	$10,450	$22,906
6/30/24	$9,689	$10,486	$23,372
7/31/24	$10,238	$11,119	$23,784
8/31/24	$10,698	$11,815	$24,413
9/30/24	$10,995	$12,171	$24,860
10/31/24	$10,416	$11,552	$24,367
11/30/24	$10,624	$11,828	$25,485
12/31/24	$9,815	$10,991	$24,821
1/31/25	$9,875	$11,183	$25,697
2/28/25	$10,026	$11,431	$25,512
3/31/25	$9,724	$11,167	$24,376
4/30/25	$9,770	$11,273	$24,593
5/31/25	$10,041	$11,557	$26,048
6/30/25	$10,101	$11,659	$27,172
7/31/25	$9,845	$11,523	$27,522
8/31/25	$10,237	$12,026	$28,240
9/30/25	$10,222	$12,133	$29,148
10/31/25	$10,071	$11,947	$29,732
11/30/25	$10,177	$12,188	$29,816
12/31/25	$10,140	$12,044	$30,057
1/31/26	$10,341	$12,496	$30,729
2/28/26	$10,898	$13,372	$30,954
3/31/26	$9,970	$12,168	$28,983
4/30/26	$10,789	$13,205	$31,763
5/31/26	$10,805	$13,092	$33,209
6/30/26	$11,021	$13,205	$32,970
7/31/26	$11,331	$13,557	$33,139

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	15.09%	(1.01%)	1.83%
Class A with Load	8.76%	(2.12%)	1.26%
FTSE EPRA Nareit Developed Net TR	17.66%	1.47%	3.09%
MSCI World Index (net)	20.41%	11.19%	12.73%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$55,583,568
# of Portfolio Holdings	90
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (includes Administration Fees)	$36,349

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	11.1%
Digital Realty Trust, Inc.	6.5
Prologis, Inc.	4.9
Equinix, Inc.	3.7
Public Storage	3.1

PACE® Global Real Estate Securities Investments

Class A

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
Hong Kong	3.2%
United Kingdom	3.2%
Australia	6.1%
Japan	7.7%
United States	66.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1830

Class A

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Annual Shareholder Report

July 31, 2026

PACE® Global Real Estate Securities Investments

Class P

PREQX

Fund Overview

This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568. This report describes notable changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$129	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Positioning and security selection in real estate management and development contributed the most to relative performance, while selection in office real estate investment trusts (REITs) also contributed.

• An out-of-benchmark allocation in capital markets contributed to performance.

• The top individual contributors were Ventas, Inc., Janus Living, Inc. Class A, and Healthcare Realty Trust Incorporated Class A.

What didn’t work:

• Positioning in health care REITs detracted the most, followed by residential, and diversified REITs. Positioning in specialized REITs also detracted.

• Security selection in retail, industrial, and specialized real estate investment trusts detracted from performance.

• The largest relative individual detractors were an underweight to Welltower Inc. and holdings in Shurgard Self Storage Limited and Goodman Group.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

PACE® Global Real Estate Securities Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	FTSE EPRA Nareit Developed Net TR	MSCI World Index (net)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,936	$9,739	$10,008
9/30/16	$9,807	$9,642	$10,061
10/31/16	$9,278	$9,093	$9,867
11/30/16	$9,111	$8,845	$10,009
12/31/16	$9,358	$9,102	$10,248
1/31/17	$9,479	$9,151	$10,495
2/28/17	$9,708	$9,436	$10,787
3/31/17	$9,628	$9,290	$10,902
4/30/17	$9,830	$9,391	$11,063
5/31/17	$9,789	$9,472	$11,297
6/30/17	$9,884	$9,542	$11,340
7/31/17	$10,019	$9,716	$11,612
8/31/17	$9,992	$9,729	$11,628
9/30/17	$9,965	$9,696	$11,889
10/31/17	$9,951	$9,649	$12,114
11/30/17	$10,126	$9,918	$12,376
12/31/17	$10,359	$10,045	$12,544
1/31/18	$10,345	$10,044	$13,206
2/28/18	$9,542	$9,371	$12,659
3/31/18	$9,880	$9,590	$12,383
4/30/18	$10,106	$9,778	$12,525
5/31/18	$10,190	$9,939	$12,604
6/30/18	$10,373	$10,081	$12,598
7/31/18	$10,388	$10,166	$12,991
8/31/18	$10,402	$10,263	$13,152
9/30/18	$10,148	$10,051	$13,225
10/31/18	$9,767	$9,678	$12,254
11/30/18	$10,106	$10,038	$12,393
12/31/18	$9,510	$9,479	$11,451
1/31/19	$10,548	$10,509	$12,342
2/28/19	$10,591	$10,494	$12,713
3/31/19	$10,957	$10,862	$12,880
4/30/19	$10,811	$10,719	$13,337
5/31/19	$10,767	$10,688	$12,567
6/30/19	$10,942	$10,855	$13,395
7/31/19	$10,898	$10,892	$13,462
8/31/19	$11,117	$11,096	$13,186
9/30/19	$11,336	$11,357	$13,467
10/31/19	$11,614	$11,641	$13,810
11/30/19	$11,424	$11,499	$14,194
12/31/19	$11,477	$11,556	$14,619
1/31/20	$11,431	$11,653	$14,530
2/29/20	$10,477	$10,693	$13,302
3/31/20	$8,185	$8,259	$11,542
4/30/20	$8,662	$8,842	$12,803
5/31/20	$8,754	$8,863	$13,421
6/30/20	$8,877	$9,091	$13,776
7/31/20	$9,062	$9,343	$14,435
8/31/20	$9,323	$9,579	$15,400
9/30/20	$8,954	$9,281	$14,868
10/31/20	$8,662	$8,972	$14,412
11/30/20	$9,877	$10,155	$16,255
12/31/20	$10,219	$10,511	$16,944
1/31/21	$10,108	$10,426	$16,776
2/28/21	$10,852	$10,813	$17,206
3/31/21	$11,231	$11,121	$17,778
4/30/21	$11,959	$11,835	$18,606
5/31/21	$12,228	$12,047	$18,874
6/30/21	$12,291	$12,141	$19,155
7/31/21	$12,782	$12,606	$19,498
8/31/21	$12,845	$12,772	$19,983
9/30/21	$12,117	$12,031	$19,154
10/31/21	$12,782	$12,751	$20,239
11/30/21	$12,655	$12,465	$19,795
12/31/21	$13,592	$13,254	$20,641
1/31/22	$12,530	$12,493	$19,549
2/28/22	$12,171	$12,184	$19,055
3/31/22	$12,579	$12,731	$19,577
4/30/22	$12,073	$12,033	$17,951
5/31/22	$11,550	$11,510	$17,965
6/30/22	$10,521	$10,509	$16,409
7/31/22	$11,370	$11,347	$17,711
8/31/22	$10,554	$10,610	$16,971
9/30/22	$9,165	$9,292	$15,393
10/31/22	$9,443	$9,570	$16,499
11/30/22	$10,210	$10,214	$17,646
12/31/22	$9,848	$9,929	$16,897
1/31/23	$10,790	$10,821	$18,092
2/28/23	$10,245	$10,343	$17,657
3/31/23	$10,047	$10,006	$18,203
4/30/23	$10,228	$10,195	$18,522
5/31/23	$9,749	$9,739	$18,337
6/30/23	$10,096	$10,031	$19,446
7/31/23	$10,410	$10,408	$20,099
8/31/23	$10,063	$10,059	$19,619
9/30/23	$9,386	$9,445	$18,773
10/31/23	$8,923	$8,993	$18,228
11/30/23	$9,997	$9,948	$19,937
12/31/23	$10,925	$10,889	$20,916
1/31/24	$10,455	$10,452	$21,167
2/29/24	$10,523	$10,389	$22,064
3/31/24	$10,875	$10,748	$22,773
4/30/24	$10,036	$10,106	$21,927
5/31/24	$10,455	$10,450	$22,906
6/30/24	$10,455	$10,486	$23,372
7/31/24	$11,060	$11,119	$23,784
8/31/24	$11,563	$11,815	$24,413
9/30/24	$11,882	$12,171	$24,860
10/31/24	$11,244	$11,552	$24,367
11/30/24	$11,479	$11,828	$25,485
12/31/24	$10,609	$10,991	$24,821
1/31/25	$10,677	$11,183	$25,697
2/28/25	$10,848	$11,431	$25,512
3/31/25	$10,506	$11,167	$24,376
4/30/25	$10,557	$11,273	$24,593
5/31/25	$10,865	$11,557	$26,048
6/30/25	$10,934	$11,659	$27,172
7/31/25	$10,660	$11,523	$27,522
8/31/25	$11,088	$12,026	$28,240
9/30/25	$11,071	$12,133	$29,148
10/31/25	$10,900	$11,947	$29,732
11/30/25	$11,019	$12,188	$29,816
12/31/25	$10,973	$12,044	$30,057
1/31/26	$11,202	$12,496	$30,729
2/28/26	$11,818	$13,372	$30,954
3/31/26	$10,814	$12,168	$28,983
4/30/26	$11,695	$13,205	$31,763
5/31/26	$11,713	$13,092	$33,209
6/30/26	$11,942	$13,205	$32,970
7/31/26	$12,294	$13,557	$33,139

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	15.33%	(0.78%)	2.09%
FTSE EPRA Nareit Developed Net TR	17.66%	1.47%	3.09%
MSCI World Index (net)	20.41%	11.19%	12.73%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$55,583,568
# of Portfolio Holdings	90
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (includes Administration Fees)	$36,349

What is the Fund’s investment objective?

Total return.

Top 5 Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	11.1%
Digital Realty Trust, Inc.	6.5
Prologis, Inc.	4.9
Equinix, Inc.	3.7
Public Storage	3.1

PACE® Global Real Estate Securities Investments

Class P

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
Hong Kong	3.2%
United Kingdom	3.2%
Australia	6.1%
Japan	7.7%
United States	66.2%

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Global Real Estate Securities Investments

S1831

Class P

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Annual Shareholder Report

July 31, 2026

PACE® International Emerging Markets Equity Investments

Class A

PWEAX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.45%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	MSCI Emerging Markets Index (net)
7/31/16	$9,453	$10,000
8/31/16	$9,577	$10,249
9/30/16	$9,660	$10,380
10/31/16	$9,660	$10,405
11/30/16	$9,155	$9,926
12/31/16	$9,150	$9,948
1/31/17	$9,593	$10,492
2/28/17	$9,885	$10,814
3/31/17	$10,161	$11,087
4/30/17	$10,378	$11,329
5/31/17	$10,670	$11,664
6/30/17	$10,796	$11,782
7/31/17	$11,339	$12,484
8/31/17	$11,539	$12,762
9/30/17	$11,506	$12,712
10/31/17	$11,748	$13,157
11/30/17	$11,765	$13,184
12/31/17	$12,241	$13,657
1/31/18	$13,110	$14,795
2/28/18	$12,519	$14,113
3/31/18	$12,376	$13,850
4/30/18	$12,224	$13,789
5/31/18	$11,836	$13,301
6/30/18	$11,321	$12,748
7/31/18	$11,482	$13,028
8/31/18	$11,195	$12,676
9/30/18	$11,051	$12,608
10/31/18	$10,115	$11,510
11/30/18	$10,528	$11,985
12/31/18	$10,205	$11,667
1/31/19	$11,071	$12,689
2/28/19	$11,114	$12,717
3/31/19	$11,251	$12,824
4/30/19	$11,465	$13,094
5/31/19	$10,745	$12,144
6/30/19	$11,345	$12,902
7/31/19	$11,148	$12,744
8/31/19	$10,771	$12,123
9/30/19	$10,908	$12,354
10/31/19	$11,388	$12,875
11/30/19	$11,388	$12,857
12/31/19	$12,115	$13,817
1/31/20	$11,536	$13,173
2/29/20	$10,991	$12,478
3/31/20	$8,950	$10,556
4/30/20	$9,910	$11,523
5/31/20	$10,092	$11,611
6/30/20	$10,870	$12,465
7/31/20	$11,925	$13,579
8/31/20	$12,228	$13,879
9/30/20	$11,968	$13,656
10/31/20	$12,254	$13,938
11/30/20	$13,413	$15,227
12/31/20	$14,513	$16,346
1/31/21	$14,731	$16,847
2/28/21	$15,185	$16,976
3/31/21	$14,975	$16,720
4/30/21	$15,315	$17,136
5/31/21	$15,647	$17,533
6/30/21	$15,708	$17,563
7/31/21	$14,722	$16,381
8/31/21	$15,202	$16,810
9/30/21	$14,469	$16,142
10/31/21	$14,687	$16,301
11/30/21	$13,928	$15,637
12/31/21	$14,229	$15,930
1/31/22	$14,122	$15,629
2/28/22	$13,508	$15,162
3/31/22	$13,235	$14,819
4/30/22	$12,202	$13,995
5/31/22	$12,348	$14,057
6/30/22	$11,724	$13,123
7/31/22	$11,705	$13,090
8/31/22	$11,656	$13,145
9/30/22	$10,467	$11,604
10/31/22	$10,165	$11,244
11/30/22	$11,802	$12,911
12/31/22	$11,495	$12,730
1/31/23	$12,690	$13,735
2/28/23	$11,794	$12,844
3/31/23	$12,162	$13,233
4/30/23	$11,883	$13,083
5/31/23	$11,734	$12,864
6/30/23	$12,361	$13,352
7/31/23	$13,009	$14,183
8/31/23	$12,272	$13,310
9/30/23	$11,814	$12,962
10/31/23	$11,276	$12,458
11/30/23	$12,252	$13,455
12/31/23	$12,651	$13,981
1/31/24	$12,026	$13,332
2/29/24	$12,540	$13,966
3/31/24	$12,731	$14,312
4/30/24	$12,721	$14,376
5/31/24	$12,983	$14,457
6/30/24	$13,145	$15,028
7/31/24	$13,054	$15,072
8/31/24	$13,296	$15,316
9/30/24	$14,384	$16,338
10/31/24	$13,749	$15,612
11/30/24	$13,306	$15,051
12/31/24	$13,154	$15,030
1/31/25	$13,388	$15,299
2/28/25	$13,399	$15,373
3/31/25	$13,633	$15,470
4/30/25	$13,704	$15,673
5/31/25	$14,436	$16,342
6/30/25	$15,220	$17,325
7/31/25	$15,423	$17,662
8/31/25	$15,993	$17,889
9/30/25	$17,214	$19,169
10/31/25	$17,885	$19,970
11/30/25	$17,519	$19,492
12/31/25	$17,951	$20,075
1/31/26	$19,765	$21,852
2/28/26	$20,917	$23,053
3/31/26	$18,495	$20,042
4/30/26	$20,842	$22,990
5/31/26	$22,773	$25,217
6/30/26	$22,271	$24,862
7/31/26	$22,218	$24,098

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	44.05%	8.58%	8.92%
Class A with Load	36.15%	7.36%	8.31%
MSCI Emerging Markets Index (net)	36.44%	8.03%	9.19%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

PACE® International Emerging Markets Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1796

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® International Emerging Markets Equity Investments

Class P

PCEMX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$147	1.20%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	MSCI Emerging Markets Index (net)
7/31/16	$10,000	$10,000
8/31/16	$10,131	$10,249
9/30/16	$10,218	$10,380
10/31/16	$10,218	$10,405
11/30/16	$9,694	$9,926
12/31/16	$9,687	$9,948
1/31/17	$10,155	$10,492
2/28/17	$10,473	$10,814
3/31/17	$10,764	$11,087
4/30/17	$10,994	$11,329
5/31/17	$11,303	$11,664
6/30/17	$11,444	$11,782
7/31/17	$12,018	$12,484
8/31/17	$12,239	$12,762
9/30/17	$12,204	$12,712
10/31/17	$12,468	$13,157
11/30/17	$12,486	$13,184
12/31/17	$12,993	$13,657
1/31/18	$13,913	$14,795
2/28/18	$13,288	$14,113
3/31/18	$13,145	$13,850
4/30/18	$12,984	$13,789
5/31/18	$12,582	$13,301
6/30/18	$12,028	$12,748
7/31/18	$12,206	$13,028
8/31/18	$11,894	$12,676
9/30/18	$11,751	$12,608
10/31/18	$10,750	$11,510
11/30/18	$11,197	$11,985
12/31/18	$10,858	$11,667
1/31/19	$11,786	$12,689
2/28/19	$11,822	$12,717
3/31/19	$11,977	$12,824
4/30/19	$12,205	$13,094
5/31/19	$11,449	$12,144
6/30/19	$12,086	$12,902
7/31/19	$11,877	$12,744
8/31/19	$11,477	$12,123
9/30/19	$11,622	$12,354
10/31/19	$12,141	$12,875
11/30/19	$12,141	$12,857
12/31/19	$12,922	$13,817
1/31/20	$12,305	$13,173
2/29/20	$11,726	$12,478
3/31/20	$9,546	$10,556
4/30/20	$10,576	$11,523
5/31/20	$10,770	$11,611
6/30/20	$11,606	$12,465
7/31/20	$12,738	$13,579
8/31/20	$13,060	$13,879
9/30/20	$12,793	$13,656
10/31/20	$13,096	$13,938
11/30/20	$14,338	$15,227
12/31/20	$15,522	$16,346
1/31/21	$15,754	$16,847
2/28/21	$16,247	$16,976
3/31/21	$16,015	$16,720
4/30/21	$16,396	$17,136
5/31/21	$16,740	$17,533
6/30/21	$16,814	$17,563
7/31/21	$15,763	$16,381
8/31/21	$16,275	$16,810
9/30/21	$15,503	$16,142
10/31/21	$15,745	$16,301
11/30/21	$14,926	$15,637
12/31/21	$15,253	$15,930
1/31/22	$15,148	$15,629
2/28/22	$14,482	$15,162
3/31/22	$14,191	$14,819
4/30/22	$13,087	$13,995
5/31/22	$13,254	$14,057
6/30/22	$12,577	$13,123
7/31/22	$12,566	$13,090
8/31/22	$12,514	$13,145
9/30/22	$11,244	$11,604
10/31/22	$10,921	$11,244
11/30/22	$12,681	$12,911
12/31/22	$12,359	$12,730
1/31/23	$13,640	$13,735
2/28/23	$12,679	$12,844
3/31/23	$13,074	$13,233
4/30/23	$12,775	$13,083
5/31/23	$12,626	$12,864
6/30/23	$13,298	$13,352
7/31/23	$14,003	$14,183
8/31/23	$13,213	$13,310
9/30/23	$12,722	$12,962
10/31/23	$12,135	$12,458
11/30/23	$13,202	$13,455
12/31/23	$13,634	$13,981
1/31/24	$12,952	$13,332
2/29/24	$13,515	$13,966
3/31/24	$13,721	$14,312
4/30/24	$13,721	$14,376
5/31/24	$14,002	$14,457
6/30/24	$14,176	$15,028
7/31/24	$14,078	$15,072
8/31/24	$14,349	$15,316
9/30/24	$15,529	$16,338
10/31/24	$14,847	$15,612
11/30/24	$14,371	$15,051
12/31/24	$14,202	$15,030
1/31/25	$14,465	$15,299
2/28/25	$14,476	$15,373
3/31/25	$14,739	$15,470
4/30/25	$14,815	$15,673
5/31/25	$15,604	$16,342
6/30/25	$16,459	$17,325
7/31/25	$16,689	$17,662
8/31/25	$17,303	$17,889
9/30/25	$18,629	$19,169
10/31/25	$19,363	$19,970
11/30/25	$18,958	$19,492
12/31/25	$19,437	$20,075
1/31/26	$21,406	$21,852
2/28/26	$22,649	$23,053
3/31/26	$20,047	$20,042
4/30/26	$22,592	$22,990
5/31/26	$24,687	$25,217
6/30/26	$24,146	$24,862
7/31/26	$24,100	$24,098

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	44.40%	8.86%	9.19%
MSCI Emerging Markets Index (net)	36.44%	8.03%	9.19%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

PACE® International Emerging Markets Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1797

Class P

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Annual Shareholder Report

July 31, 2026

PACE® International Emerging Markets Equity Investments

Class P2

PWETX

Fund Overview

This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$100	0.82%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

PACE® International Emerging Markets Equity Investments

Class P2

Fund Overview

Fund Performance

Table Summary
	Class P2	MSCI Emerging Markets Index (net)
3/17/23	$10,000	$10,000
3/31/23	$10,506	$10,422
4/30/23	$10,283	$10,304
5/31/23	$10,154	$10,130
6/30/23	$10,703	$10,515
7/31/23	$11,269	$11,170
8/31/23	$10,635	$10,482
9/30/23	$10,249	$10,208
10/31/23	$9,777	$9,811
11/30/23	$10,635	$10,596
12/31/23	$10,987	$11,010
1/31/24	$10,449	$10,499
2/29/24	$10,892	$10,999
3/31/24	$11,066	$11,271
4/30/24	$11,066	$11,322
5/31/24	$11,291	$11,385
6/30/24	$11,439	$11,835
7/31/24	$11,370	$11,870
8/31/24	$11,587	$12,061
9/30/24	$12,542	$12,867
10/31/24	$11,995	$12,295
11/30/24	$11,604	$11,853
12/31/24	$11,483	$11,837
1/31/25	$11,693	$12,048
2/28/25	$11,710	$12,106
3/31/25	$11,920	$12,183
4/30/25	$11,990	$12,343
5/31/25	$12,628	$12,870
6/30/25	$13,327	$13,644
7/31/25	$13,510	$13,910
8/31/25	$14,008	$14,088
9/30/25	$15,092	$15,096
10/31/25	$15,695	$15,727
11/30/25	$15,372	$15,350
12/31/25	$15,765	$15,810
1/31/26	$17,371	$17,209
2/28/26	$18,384	$18,155
3/31/26	$16,276	$15,784
4/30/26	$18,347	$18,105
5/31/26	$20,054	$19,859
6/30/26	$19,616	$19,580
7/31/26	$19,588	$18,978

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	Since Inception 3/17/23
Class P2	44.99%	22.06%
MSCI Emerging Markets Index (net)	36.44%	20.92%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

What is the Fund’s investment objective?

Capital appreciation.

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

PACE® International Emerging Markets Equity Investments

Class P2

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® International Emerging Markets Equity Investments

S1799

Class P2

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Large Co Value Equity Investments

Class A

PCPAX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.13%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most to relative performance, followed by selection in industrials.

• On a sector level, positioning in consumer discretionary, consumer staples, and utilities contributed to relative performance.

• The top individual contributors were Samsung Electronics Co., Ltd., Lam Research Corporation, and Merck & Co., Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in communication services and real estate.

• On a sector level, positioning in information technology and financials detracted from relative performance.

• The largest individual detractors on a relative basis were not owning Micron Technology, Inc., Sandisk Corporation, and Intel Corporation.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/16	$9,451	$10,000	$10,000
8/31/16	$9,593	$10,077	$10,013
9/30/16	$9,579	$10,056	$10,021
10/31/16	$9,425	$9,900	$9,826
11/30/16	$10,186	$10,466	$10,213
12/31/16	$10,371	$10,727	$10,405
1/31/17	$10,440	$10,804	$10,614
2/28/17	$10,791	$11,192	$11,025
3/31/17	$10,676	$11,078	$11,032
4/30/17	$10,625	$11,057	$11,149
5/31/17	$10,634	$11,047	$11,291
6/30/17	$10,796	$11,227	$11,370
7/31/17	$10,939	$11,376	$11,595
8/31/17	$10,828	$11,244	$11,631
9/30/17	$11,160	$11,577	$11,879
10/31/17	$11,312	$11,661	$12,151
11/30/17	$11,617	$12,018	$12,522
12/31/17	$11,804	$12,193	$12,662
1/31/18	$12,320	$12,665	$13,357
2/28/18	$11,704	$12,060	$12,866
3/31/18	$11,413	$11,848	$12,574
4/30/18	$11,508	$11,887	$12,617
5/31/18	$11,488	$11,958	$12,939
6/30/18	$11,468	$11,987	$13,023
7/31/18	$11,904	$12,462	$13,472
8/31/18	$12,079	$12,646	$13,936
9/30/18	$12,079	$12,671	$13,989
10/31/18	$11,433	$12,015	$12,999
11/30/18	$11,668	$12,373	$13,264
12/31/18	$10,524	$11,185	$12,056
1/31/19	$11,422	$12,056	$13,066
2/28/19	$11,628	$12,441	$13,509
3/31/19	$11,572	$12,520	$13,744
4/30/19	$12,007	$12,964	$14,299
5/31/19	$11,121	$12,131	$13,388
6/30/19	$11,907	$13,002	$14,327
7/31/19	$12,030	$13,109	$14,550
8/31/19	$11,678	$12,724	$14,283
9/30/19	$12,108	$13,178	$14,531
10/31/19	$12,208	$13,362	$14,839
11/30/19	$12,587	$13,775	$15,400
12/31/19	$12,924	$14,154	$15,845
1/31/20	$12,376	$13,850	$15,862
2/29/20	$11,102	$12,508	$14,565
3/31/20	$8,779	$10,371	$12,641
4/30/20	$9,758	$11,537	$14,311
5/31/20	$10,118	$11,932	$15,066
6/30/20	$10,194	$11,853	$15,399
7/31/20	$10,536	$12,321	$16,301
8/31/20	$10,884	$12,831	$17,497
9/30/20	$10,542	$12,516	$16,858
10/31/20	$10,507	$12,351	$16,451
11/30/20	$12,022	$14,012	$18,389
12/31/20	$12,583	$14,550	$19,166
1/31/21	$12,506	$14,416	$19,008
2/28/21	$13,323	$15,288	$19,559
3/31/21	$14,141	$16,187	$20,299
4/30/21	$14,749	$16,835	$21,392
5/31/21	$15,232	$17,228	$21,494
6/30/21	$14,988	$17,030	$22,032
7/31/21	$15,119	$17,166	$22,490
8/31/21	$15,429	$17,507	$23,141
9/30/21	$14,863	$16,898	$22,078
10/31/21	$15,596	$17,756	$23,610
11/30/21	$14,868	$17,130	$23,293
12/31/21	$15,815	$18,210	$24,236
1/31/22	$15,794	$17,786	$22,870
2/28/22	$15,636	$17,580	$22,242
3/31/22	$15,779	$18,076	$22,993
4/30/22	$15,049	$17,057	$20,943
5/31/22	$15,464	$17,388	$20,912
6/30/22	$14,018	$15,869	$19,160
7/31/22	$14,834	$16,921	$20,945
8/31/22	$14,534	$16,417	$20,141
9/30/22	$13,238	$14,977	$18,277
10/31/22	$14,555	$16,513	$19,743
11/30/22	$15,643	$17,545	$20,811
12/31/22	$14,989	$16,838	$19,601
1/31/23	$16,087	$17,710	$20,915
2/28/23	$15,559	$17,086	$20,417
3/31/23	$15,450	$17,007	$21,063
4/30/23	$15,651	$17,263	$21,324
5/31/23	$15,115	$16,598	$21,423
6/30/23	$16,112	$17,700	$22,870
7/31/23	$16,800	$18,323	$23,657
8/31/23	$16,246	$17,828	$23,243
9/30/23	$15,777	$17,140	$22,151
10/31/23	$15,408	$16,535	$21,615
11/30/23	$16,448	$17,783	$23,634
12/31/23	$17,250	$18,768	$24,801
1/31/24	$17,144	$18,787	$25,147
2/29/24	$17,647	$19,480	$26,505
3/31/24	$18,546	$20,454	$27,354
4/30/24	$17,982	$19,581	$26,190
5/31/24	$18,563	$20,201	$27,423
6/30/24	$18,449	$20,011	$28,331
7/31/24	$19,207	$21,034	$28,743
8/31/24	$19,577	$21,598	$29,425
9/30/24	$19,850	$21,898	$30,054
10/31/24	$19,727	$21,657	$29,844
11/30/24	$20,732	$23,040	$31,765
12/31/24	$19,592	$21,464	$30,880
1/31/25	$20,548	$22,458	$31,863
2/28/25	$20,702	$22,549	$31,305
3/31/25	$20,480	$21,923	$29,493
4/30/25	$19,911	$21,255	$29,318
5/31/25	$20,673	$22,001	$31,190
6/30/25	$21,417	$22,753	$32,769
7/31/25	$21,445	$22,884	$33,497
8/31/25	$22,218	$23,613	$34,202
9/30/25	$22,420	$23,966	$35,388
10/31/25	$22,440	$24,072	$36,152
11/30/25	$23,086	$24,711	$36,240
12/31/25	$23,562	$24,879	$36,242
1/31/26	$24,468	$26,014	$36,741
2/28/26	$24,949	$26,689	$36,544
3/31/26	$23,551	$25,401	$34,727
4/30/26	$25,266	$27,473	$38,236
5/31/26	$25,834	$28,282	$40,187
6/30/26	$25,812	$28,917	$39,981
7/31/26	$26,697	$30,022	$39,841

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	24.49%	12.04%	10.94%
Class A with Load	17.66%	10.79%	10.32%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$799,180,906
# of Portfolio Holdings	120
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$5,942,064

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Table Summary
Marsh & McLennan Cos., Inc.	3.4%
Microsoft Corp.	3.3
Elevance Health, Inc.	3.1
Bank of New York Mellon Corp.	2.2
IQVIA Holdings, Inc.	2.2

PACE® Large Co Value Equity Investments

Class A

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.2%
Industrials	8.9%
Health Care	13.9%
Information Technology	14.1%
Financials	26.6%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1807

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Large Co Value Equity Investments

Class P

PCLVX

Fund Overview

This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$100	0.89%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most to relative performance, followed by selection in industrials.

• On a sector level, positioning in consumer discretionary, consumer staples, and utilities contributed to relative performance.

• The top individual contributors were Samsung Electronics Co., Ltd., Lam Research Corporation, and Merck & Co., Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in communication services and real estate.

• On a sector level, positioning in information technology and financials detracted from relative performance.

• The largest individual detractors on a relative basis were not owning Micron Technology, Inc., Sandisk Corporation, and Intel Corporation.

The Fund did not invest in derivatives during the reporting period.

PACE® Large Co Value Equity Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,150	$10,077	$10,013
9/30/16	$10,136	$10,056	$10,021
10/31/16	$9,977	$9,900	$9,826
11/30/16	$10,784	$10,466	$10,213
12/31/16	$10,985	$10,727	$10,405
1/31/17	$11,058	$10,804	$10,614
2/28/17	$11,431	$11,192	$11,025
3/31/17	$11,313	$11,078	$11,032
4/30/17	$11,259	$11,057	$11,149
5/31/17	$11,274	$11,047	$11,291
6/30/17	$11,446	$11,227	$11,370
7/31/17	$11,603	$11,376	$11,595
8/31/17	$11,485	$11,244	$11,631
9/30/17	$11,838	$11,577	$11,879
10/31/17	$12,000	$11,661	$12,151
11/30/17	$12,329	$12,018	$12,522
12/31/17	$12,526	$12,193	$12,662
1/31/18	$13,081	$12,665	$13,357
2/28/18	$12,430	$12,060	$12,866
3/31/18	$12,120	$11,848	$12,574
4/30/18	$12,227	$11,887	$12,617
5/31/18	$12,205	$11,958	$12,939
6/30/18	$12,189	$11,987	$13,023
7/31/18	$12,654	$12,462	$13,472
8/31/18	$12,840	$12,646	$13,936
9/30/18	$12,846	$12,671	$13,989
10/31/18	$12,157	$12,015	$12,999
11/30/18	$12,414	$12,373	$13,264
12/31/18	$11,195	$11,185	$12,056
1/31/19	$12,155	$12,056	$13,066
2/28/19	$12,375	$12,441	$13,509
3/31/19	$12,322	$12,520	$13,744
4/30/19	$12,780	$12,964	$14,299
5/31/19	$11,845	$12,131	$13,388
6/30/19	$12,679	$13,002	$14,327
7/31/19	$12,816	$13,109	$14,550
8/31/19	$12,447	$12,724	$14,283
9/30/19	$12,905	$13,178	$14,531
10/31/19	$13,013	$13,362	$14,839
11/30/19	$13,424	$13,775	$15,400
12/31/19	$13,780	$14,154	$15,845
1/31/20	$13,199	$13,850	$15,862
2/29/20	$11,841	$12,508	$14,565
3/31/20	$9,372	$10,371	$12,641
4/30/20	$10,414	$11,537	$14,311
5/31/20	$10,799	$11,932	$15,066
6/30/20	$10,881	$11,853	$15,399
7/31/20	$11,247	$12,321	$16,301
8/31/20	$11,626	$12,831	$17,497
9/30/20	$11,260	$12,516	$16,858
10/31/20	$11,228	$12,351	$16,451
11/30/20	$12,845	$14,012	$18,389
12/31/20	$13,451	$14,550	$19,166
1/31/21	$13,375	$14,416	$19,008
2/28/21	$14,252	$15,288	$19,559
3/31/21	$15,130	$16,187	$20,299
4/30/21	$15,783	$16,835	$21,392
5/31/21	$16,302	$17,228	$21,494
6/30/21	$16,039	$17,030	$22,032
7/31/21	$16,187	$17,166	$22,490
8/31/21	$16,520	$17,507	$23,141
9/30/21	$15,918	$16,898	$22,078
10/31/21	$16,705	$17,756	$23,610
11/30/21	$15,930	$17,130	$23,293
12/31/21	$16,943	$18,210	$24,236
1/31/22	$16,928	$17,786	$22,870
2/28/22	$16,758	$17,580	$22,242
3/31/22	$16,920	$18,076	$22,993
4/30/22	$16,141	$17,057	$20,943
5/31/22	$16,589	$17,388	$20,912
6/30/22	$15,038	$15,869	$19,160
7/31/22	$15,918	$16,921	$20,945
8/31/22	$15,601	$16,417	$20,141
9/30/22	$14,213	$14,977	$18,277
10/31/22	$15,625	$16,513	$19,743
11/30/22	$16,797	$17,545	$20,811
12/31/22	$16,101	$16,838	$19,601
1/31/23	$17,287	$17,710	$20,915
2/28/23	$16,717	$17,086	$20,417
3/31/23	$16,608	$17,007	$21,063
4/30/23	$16,825	$17,263	$21,324
5/31/23	$16,255	$16,598	$21,423
6/30/23	$17,333	$17,700	$22,870
7/31/23	$18,076	$18,323	$23,657
8/31/23	$17,478	$17,828	$23,243
9/30/23	$16,979	$17,140	$22,151
10/31/23	$16,590	$16,535	$21,615
11/30/23	$17,704	$17,783	$23,634
12/31/23	$18,580	$18,768	$24,801
1/31/24	$18,465	$18,787	$25,147
2/29/24	$19,010	$19,480	$26,505
3/31/24	$19,984	$20,454	$27,354
4/30/24	$19,373	$19,581	$26,190
5/31/24	$20,003	$20,201	$27,423
6/30/24	$19,889	$20,011	$28,331
7/31/24	$20,710	$21,034	$28,743
8/31/24	$21,121	$21,598	$29,425
9/30/24	$21,408	$21,898	$30,054
10/31/24	$21,283	$21,657	$29,844
11/30/24	$22,372	$23,040	$31,765
12/31/24	$21,152	$21,464	$30,880
1/31/25	$22,180	$22,458	$31,863
2/28/25	$22,358	$22,549	$31,305
3/31/25	$22,127	$21,923	$29,493
4/30/25	$21,508	$21,255	$29,318
5/31/25	$22,337	$22,001	$31,190
6/30/25	$23,145	$22,753	$32,769
7/31/25	$23,177	$22,884	$33,497
8/31/25	$24,027	$23,613	$34,202
9/30/25	$24,247	$23,966	$35,388
10/31/25	$24,268	$24,072	$36,152
11/30/25	$24,971	$24,711	$36,240
12/31/25	$25,497	$24,879	$36,242
1/31/26	$26,486	$26,014	$36,741
2/28/26	$26,998	$26,689	$36,544
3/31/26	$25,509	$25,401	$34,727
4/30/26	$27,356	$27,473	$38,236
5/31/26	$27,975	$28,282	$40,187
6/30/26	$27,963	$28,917	$39,981
7/31/26	$28,917	$30,022	$39,841

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	24.76%	12.30%	11.20%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$799,180,906
# of Portfolio Holdings	120
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$5,942,064

What is the Fund’s investment objective?

Capital appreciation and dividend income.

Top 5 Holdings (% of Net Assets)

Table Summary
Marsh & McLennan Cos., Inc.	3.4%
Microsoft Corp.	3.3
Elevance Health, Inc.	3.1
Bank of New York Mellon Corp.	2.2
IQVIA Holdings, Inc.	2.2

PACE® Large Co Value Equity Investments

Class P

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.2%
Industrials	8.9%
Health Care	13.9%
Information Technology	14.1%
Financials	26.6%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Large Co Value Equity Investments

S1808

Class P

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Municipal Fixed Income Investments

Class A

PMUAX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Yield curve positioning added value as longer-dated municipals outperformed.

• Sector allocation benefited from overweights in airport, tobacco, and housing bonds and an underweight in state general obligation bonds.

• Issuer selection contributed, led by New York Personal Income Tax Revenue and Pennsylvania Bridge Motor Vehicle Fee bonds.

What didn’t work:

• Duration positioning detracted as rising rates later in the period offset earlier gains.

• An overweight in higher education bonds detracted amid heavy new issuance.

• Issuer selection detracted due to holdings in Katy Independent School District, Texas, and Allegheny County Healthcare Authority bonds.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class A

Fund Overview

Fund Performance

Table Summary
	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/16	$9,776	$10,000	$10,000
8/31/16	$9,781	$10,006	$10,013
9/30/16	$9,736	$9,968	$9,964
10/31/16	$9,653	$9,877	$9,859
11/30/16	$9,281	$9,526	$9,491
12/31/16	$9,379	$9,628	$9,603
1/31/17	$9,428	$9,700	$9,666
2/28/17	$9,486	$9,768	$9,733
3/31/17	$9,513	$9,787	$9,754
4/30/17	$9,584	$9,863	$9,825
5/31/17	$9,723	$10,006	$9,981
6/30/17	$9,683	$9,964	$9,945
7/31/17	$9,748	$10,043	$10,026
8/31/17	$9,820	$10,115	$10,102
9/30/17	$9,774	$10,064	$10,051
10/31/17	$9,779	$10,080	$10,075
11/30/17	$9,702	$9,993	$10,021
12/31/17	$9,789	$10,086	$10,126
1/31/18	$9,689	$9,984	$10,007
2/28/18	$9,642	$9,953	$9,977
3/31/18	$9,656	$9,978	$10,014
4/30/18	$9,624	$9,950	$9,978
5/31/18	$9,721	$10,050	$10,092
6/30/18	$9,729	$10,066	$10,101
7/31/18	$9,750	$10,099	$10,125
8/31/18	$9,764	$10,119	$10,151
9/30/18	$9,701	$10,059	$10,086
10/31/18	$9,638	$10,013	$10,023
11/30/18	$9,737	$10,122	$10,134
12/31/18	$9,850	$10,241	$10,256
1/31/19	$9,941	$10,333	$10,333
2/28/19	$10,001	$10,386	$10,389
3/31/19	$10,125	$10,515	$10,553
4/30/19	$10,155	$10,538	$10,592
5/31/19	$10,294	$10,674	$10,738
6/30/19	$10,340	$10,720	$10,778
7/31/19	$10,425	$10,809	$10,865
8/31/19	$10,556	$10,945	$11,036
9/30/19	$10,475	$10,850	$10,948
10/31/19	$10,473	$10,878	$10,968
11/30/19	$10,487	$10,904	$10,995
12/31/19	$10,520	$10,940	$11,029
1/31/20	$10,683	$11,121	$11,227
2/29/20	$10,801	$11,234	$11,371
3/31/20	$10,381	$10,880	$10,959
4/30/20	$10,238	$10,791	$10,821
5/31/20	$10,545	$11,118	$11,166
6/30/20	$10,644	$11,189	$11,258
7/31/20	$10,806	$11,358	$11,447
8/31/20	$10,790	$11,316	$11,393
9/30/20	$10,799	$11,326	$11,396
10/31/20	$10,775	$11,295	$11,362
11/30/20	$10,915	$11,432	$11,533
12/31/20	$10,979	$11,492	$11,603
1/31/21	$11,036	$11,550	$11,677
2/28/21	$10,872	$11,389	$11,492
3/31/21	$10,922	$11,448	$11,563
4/30/21	$11,004	$11,527	$11,660
5/31/21	$11,027	$11,545	$11,694
6/30/21	$11,035	$11,561	$11,727
7/31/21	$11,110	$11,653	$11,824
8/31/21	$11,077	$11,627	$11,780
9/30/21	$11,000	$11,550	$11,695
10/31/21	$10,962	$11,513	$11,661
11/30/21	$11,032	$11,580	$11,760
12/31/21	$11,029	$11,599	$11,779
1/31/22	$10,743	$11,294	$11,457
2/28/22	$10,683	$11,257	$11,416
3/31/22	$10,391	$10,936	$11,046
4/30/22	$10,146	$10,687	$10,740
5/31/22	$10,256	$10,846	$10,900
6/30/22	$10,146	$10,745	$10,721
7/31/22	$10,368	$11,004	$11,005
8/31/22	$10,175	$10,803	$10,763
9/30/22	$9,861	$10,451	$10,350
10/31/22	$9,812	$10,406	$10,264
11/30/22	$10,178	$10,797	$10,744
12/31/22	$10,205	$10,854	$10,775
1/31/23	$10,453	$11,114	$11,085
2/28/23	$10,256	$10,893	$10,834
3/31/23	$10,430	$11,114	$11,074
4/30/23	$10,422	$11,084	$11,049
5/31/23	$10,321	$10,977	$10,953
6/30/23	$10,398	$11,063	$11,063
7/31/23	$10,418	$11,109	$11,107
8/31/23	$10,335	$10,984	$10,947
9/30/23	$10,102	$10,717	$10,626
10/31/23	$10,018	$10,665	$10,536
11/30/23	$10,505	$11,217	$11,204
12/31/23	$10,735	$11,444	$11,465
1/31/24	$10,711	$11,396	$11,406
2/29/24	$10,721	$11,407	$11,421
3/31/24	$10,707	$11,406	$11,421
4/30/24	$10,604	$11,278	$11,279
5/31/24	$10,546	$11,203	$11,246
6/30/24	$10,671	$11,355	$11,418
7/31/24	$10,755	$11,458	$11,523
8/31/24	$10,829	$11,562	$11,613
9/30/24	$10,920	$11,661	$11,728
10/31/24	$10,765	$11,503	$11,557
11/30/24	$10,910	$11,652	$11,757
12/31/24	$10,798	$11,526	$11,586
1/31/25	$10,847	$11,606	$11,644
2/28/25	$10,957	$11,725	$11,759
3/31/25	$10,777	$11,564	$11,560
4/30/25	$10,735	$11,489	$11,467
5/31/25	$10,749	$11,554	$11,474
6/30/25	$10,826	$11,644	$11,546
7/31/25	$10,814	$11,671	$11,522
8/31/25	$10,910	$11,773	$11,622
9/30/25	$11,106	$11,960	$11,892
10/31/25	$11,229	$12,072	$12,039
11/30/25	$11,263	$12,104	$12,067
12/31/25	$11,287	$12,137	$12,078
1/31/26	$11,411	$12,270	$12,191
2/28/26	$11,535	$12,400	$12,343
3/31/26	$11,250	$12,096	$12,056
4/30/26	$11,358	$12,199	$12,194
5/31/26	$11,401	$12,230	$12,240
6/30/26	$11,454	$12,306	$12,358
7/31/26	$11,266	$12,108	$12,129

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.18%	0.28%	1.43%
Class A with Load	1.80%	(0.18%)	1.20%
Bloomberg US Municipal 3-15 Year Blend Index	3.77%	0.76%	1.93%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$142,676,989
# of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (includes Administration Fees)	$475,576

What is the Fund’s investment objective?

High current income exempt from federal taxes.

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.3%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.3
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.9
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.8
Public Finance Authority (Wisconsin), 3.700%, due 10/01/46	1.7

PACE® Municipal Fixed Income Investments

Class A

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	6.7%
New York	8.1%
Illinois	8.1%
Texas	9.4%
Pennsylvania	10.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1810

Class A

This page intentionally left blank.

Annual Shareholder Report

July 31, 2026

PACE® Municipal Fixed Income Investments

Class P

PCMNX

Fund Overview

This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$58	0.57%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Yield curve positioning added value as longer-dated municipals outperformed.

• Sector allocation benefited from overweights in airport, tobacco, and housing bonds and an underweight in state general obligation bonds.

• Issuer selection contributed, led by New York Personal Income Tax Revenue and Pennsylvania Bridge Motor Vehicle Fee bonds.

What didn’t work:

• Duration positioning detracted as rising rates later in the period offset earlier gains.

• An overweight in higher education bonds detracted amid heavy new issuance.

• Issuer selection detracted due to holdings in Katy Independent School District, Texas, and Allegheny County Healthcare Authority bonds.

The Fund did not invest in derivatives during the reporting period.

PACE® Municipal Fixed Income Investments

Class P

Fund Overview

Fund Performance

Table Summary
	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,007	$10,006	$10,013
9/30/16	$9,962	$9,968	$9,964
10/31/16	$9,873	$9,877	$9,859
11/30/16	$9,494	$9,526	$9,491
12/31/16	$9,596	$9,628	$9,603
1/31/17	$9,648	$9,700	$9,666
2/28/17	$9,709	$9,768	$9,733
3/31/17	$9,739	$9,787	$9,754
4/30/17	$9,814	$9,863	$9,825
5/31/17	$9,965	$10,006	$9,981
6/30/17	$9,919	$9,964	$9,945
7/31/17	$9,987	$10,043	$10,026
8/31/17	$10,071	$10,115	$10,102
9/30/17	$10,026	$10,064	$10,051
10/31/17	$10,026	$10,080	$10,075
11/30/17	$9,957	$9,993	$10,021
12/31/17	$10,048	$10,086	$10,126
1/31/18	$9,939	$9,984	$10,007
2/28/18	$9,902	$9,953	$9,977
3/31/18	$9,917	$9,978	$10,014
4/30/18	$9,879	$9,950	$9,978
5/31/18	$9,989	$10,050	$10,092
6/30/18	$9,997	$10,066	$10,101
7/31/18	$10,021	$10,099	$10,125
8/31/18	$10,029	$10,119	$10,151
9/30/18	$9,975	$10,059	$10,086
10/31/18	$9,904	$10,013	$10,023
11/30/18	$10,016	$10,122	$10,134
12/31/18	$10,133	$10,241	$10,256
1/31/19	$10,222	$10,333	$10,333
2/28/19	$10,294	$10,386	$10,389
3/31/19	$10,424	$10,515	$10,553
4/30/19	$10,456	$10,538	$10,592
5/31/19	$10,602	$10,674	$10,738
6/30/19	$10,643	$10,720	$10,778
7/31/19	$10,740	$10,809	$10,865
8/31/19	$10,878	$10,945	$11,036
9/30/19	$10,797	$10,850	$10,948
10/31/19	$10,797	$10,878	$10,968
11/30/19	$10,813	$10,904	$10,995
12/31/19	$10,849	$10,940	$11,029
1/31/20	$11,020	$11,121	$11,227
2/29/20	$11,144	$11,234	$11,371
3/31/20	$10,713	$10,880	$10,959
4/30/20	$10,568	$10,791	$10,821
5/31/20	$10,887	$11,118	$11,166
6/30/20	$10,991	$11,189	$11,258
7/31/20	$11,161	$11,358	$11,447
8/31/20	$11,147	$11,316	$11,393
9/30/20	$11,159	$11,326	$11,396
10/31/20	$11,136	$11,295	$11,362
11/30/20	$11,274	$11,432	$11,533
12/31/20	$11,352	$11,492	$11,603
1/31/21	$11,413	$11,550	$11,677
2/28/21	$11,246	$11,389	$11,492
3/31/21	$11,299	$11,448	$11,563
4/30/21	$11,386	$11,527	$11,660
5/31/21	$11,413	$11,545	$11,694
6/30/21	$11,424	$11,561	$11,727
7/31/21	$11,503	$11,653	$11,824
8/31/21	$11,472	$11,627	$11,780
9/30/21	$11,386	$11,550	$11,695
10/31/21	$11,357	$11,513	$11,661
11/30/21	$11,432	$11,580	$11,760
12/31/21	$11,432	$11,599	$11,779
1/31/22	$11,138	$11,294	$11,457
2/28/22	$11,078	$11,257	$11,416
3/31/22	$10,778	$10,936	$11,046
4/30/22	$10,518	$10,687	$10,740
5/31/22	$10,643	$10,846	$10,900
6/30/22	$10,531	$10,745	$10,721
7/31/22	$10,763	$11,004	$11,005
8/31/22	$10,565	$10,803	$10,763
9/30/22	$10,242	$10,451	$10,350
10/31/22	$10,184	$10,406	$10,264
11/30/22	$10,575	$10,797	$10,744
12/31/22	$10,597	$10,854	$10,775
1/31/23	$10,865	$11,114	$11,085
2/28/23	$10,663	$10,893	$10,834
3/31/23	$10,846	$11,114	$11,074
4/30/23	$10,840	$11,084	$11,049
5/31/23	$10,737	$10,977	$10,953
6/30/23	$10,811	$11,063	$11,063
7/31/23	$10,843	$11,109	$11,107
8/31/23	$10,749	$10,984	$10,947
9/30/23	$10,509	$10,717	$10,626
10/31/23	$10,433	$10,665	$10,536
11/30/23	$10,933	$11,217	$11,204
12/31/23	$11,184	$11,444	$11,465
1/31/24	$11,161	$11,396	$11,406
2/29/24	$11,165	$11,407	$11,421
3/31/24	$11,162	$11,406	$11,421
4/30/24	$11,056	$11,278	$11,279
5/31/24	$10,998	$11,203	$11,246
6/30/24	$11,131	$11,355	$11,418
7/31/24	$11,221	$11,458	$11,523
8/31/24	$11,301	$11,562	$11,613
9/30/24	$11,398	$11,661	$11,728
10/31/24	$11,229	$11,503	$11,557
11/30/24	$11,392	$11,652	$11,757
12/31/24	$11,278	$11,526	$11,586
1/31/25	$11,322	$11,606	$11,644
2/28/25	$11,449	$11,725	$11,759
3/31/25	$11,263	$11,564	$11,560
4/30/25	$11,222	$11,489	$11,467
5/31/25	$11,238	$11,554	$11,474
6/30/25	$11,322	$11,644	$11,546
7/31/25	$11,311	$11,671	$11,522
8/31/25	$11,404	$11,773	$11,622
9/30/25	$11,621	$11,960	$11,892
10/31/25	$11,753	$12,072	$12,039
11/30/25	$11,790	$12,104	$12,067
12/31/25	$11,818	$12,137	$12,078
1/31/26	$11,941	$12,270	$12,191
2/28/26	$12,073	$12,400	$12,343
3/31/26	$11,787	$12,096	$12,056
4/30/26	$11,893	$12,199	$12,194
5/31/26	$11,940	$12,230	$12,240
6/30/26	$11,998	$12,306	$12,358
7/31/26	$11,814	$12,108	$12,129

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P	4.44%	0.53%	1.68%
Bloomberg US Municipal 3-15 Year Blend Index	3.77%	0.76%	1.93%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$142,676,989
# of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (includes Administration Fees)	$475,576

What is the Fund’s investment objective?

High current income exempt from federal taxes.

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.3%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.3
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.9
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.8
Public Finance Authority (Wisconsin), 3.700%, due 10/01/46	1.7

PACE® Municipal Fixed Income Investments

Class P

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	6.7%
New York	8.1%
Illinois	8.1%
Texas	9.4%
Pennsylvania	10.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements, go to: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace.html and expand the "Resources" section.

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/ii-pace/pace-tsr.html

• For portfolio holdings: https://www.ubs.com/sec-port-info-pace

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

PACE® Municipal Fixed Income Investments

S1811

Class P

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Annual Shareholder Report

July 31, 2026

UBS Government Money Market Investments Fund

Class P

PCEXX

Fund Overview

This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$2,590,180,886
# of Portfolio Holdings	124
Total Advisory Fees Paid (includes Administration Fees)	$3,413,175

What is the Fund’s investment objective?

Current income consistent with preservation of capital and liquidity.

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 3.640%, due 08/03/26	16.8%
Goldman Sachs and Co. Repurchase Agreement, 3.640%, due 08/03/26	3.5
Federal Home Loan Banks, 3.680%, due 08/03/26	2.0
Federal Home Loan Banks, 3.750%, due 08/03/26	1.7
U.S. Treasury Floating Rate Notes, 3.950%, due 08/03/26	1.6

UBS Government Money Market Investments Fund

Class P

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	20.2%
U.S. government agency obligations	38.3%
U.S. Treasury obligations	42.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, financial statements and portfolio holdings: https://usmoneymarketfunds.com/sub-pages/CFC3/documents.html

• For shareholder reports: https://usmoneymarketfunds.com/tailored-shareholder-reports.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Government Money Market Investments Fund

S1832

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Virginia G. Breen. Ms. Breen is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended July 31, 2026 and July 31, 2025, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $1,084,676 and $1,085,365, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended July 31, 2026 and July 31, 2025, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $45,651 and $45,651 respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2026 and 2025 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended July 31, 2026 and July 31, 2025, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $329,868 and $267,570, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended July 31, 2026 and July 31, 2025, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of September 14, 2016)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund's independent auditors and the Fund's Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2026 and July 31, 2025 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended July 31, 2026, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%, therefore disclosure item not applicable to this filing.

(g)	For the fiscal years ended July 31, 2026 and July 31, 2025, the aggregate fees billed by E&Y of $2,342,616 and $2,473,129, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2026	2025
Covered Services	$375,519	$313,221
Non-Covered Services	$1,967,097	$2,159,908

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

PACE® Select Advisors Trust

Annual Financial Statements | July 31, 2026

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—38.3%
Federal Farm Credit Banks Funding Corp. 1 day USD SOFR + 0.020%, 3.670%, due 08/03/26[1]	$16,000,000	$16,000,000
1 day USD SOFR + 0.025%, 3.675%, due 08/03/26[1]	21,000,000	20,999,797
1 day USD SOFR + 0.030%, 3.680%, due 08/03/26[1]	15,000,000	15,000,000
1 day USD SOFR + 0.035%, 3.685%, due 08/03/26[1]	15,000,000	15,000,000
1 day USD SOFR + 0.040%, 3.690%, due 08/03/26[1]	7,000,000	7,000,000
1 day USD SOFR + 0.050%, 3.700%, due 08/03/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.085%, 3.735%, due 08/03/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.090%, 3.740%, due 08/03/26[1]	12,000,000	12,000,000
1 day USD SOFR + 0.095%, 3.745%, due 08/03/26[1]	26,000,000	25,997,762
1 day USD SOFR + 0.115%, 3.765%, due 08/03/26[1]	27,000,000	27,000,000
1 day USD SOFR + 0.125%, 3.775%, due 08/03/26[1]	7,000,000	7,000,000
1 day USD SOFR + 0.130%, 3.780%, due 08/03/26[1]	10,500,000	10,500,000
1 day USD SOFR + 0.135%, 3.785%, due 08/03/26[1]	7,000,000	7,000,000
Federal Home Loan Bank Discount Notes 3.455%, due 08/06/26[2]	15,000,000	14,992,802
3.495%, due 09/14/26[2]	15,000,000	14,935,925
3.495%, due 09/16/26[2]	15,000,000	14,933,012
3.515%, due 09/04/26[2]	14,000,000	13,953,524
3.520%, due 08/07/26[2]	20,000,000	19,988,267
3.520%, due 08/14/26[2]	15,000,000	14,980,933
3.525%, due 08/12/26[2]	20,000,000	19,978,458
3.525%, due 08/18/26[2]	24,000,000	23,960,050
3.530%, due 08/03/26[2]	20,000,000	19,996,078
3.530%, due 08/06/26[2]	28,000,000	27,986,272
3.540%, due 08/20/26[2]	29,000,000	28,945,818
3.545%, due 09/02/26[2]	19,000,000	18,940,129
3.560%, due 08/24/26[2]	23,000,000	22,947,688
3.570%, due 08/31/26[2]	21,000,000	20,937,525
3.580%, due 12/14/26[2]	14,000,000	13,812,050
3.585%, due 01/15/27[2]	14,000,000	13,767,174
3.590%, due 01/04/27[2]	14,000,000	13,782,207
3.595%, due 09/29/26[2]	14,000,000	13,917,515
3.595%, due 11/13/26[2]	14,000,000	13,854,602
3.595%, due 11/20/26[2]	14,000,000	13,844,816
3.610%, due 08/14/26[2]	27,000,000	26,964,802
3.610%, due 09/04/26[2]	19,000,000	18,935,221
3.615%, due 08/04/26[2]	14,000,000	13,995,783
3.615%, due 08/06/26[2]	14,000,000	13,992,971
3.620%, due 08/14/26[2]	19,000,000	18,975,163
3.630%, due 12/18/26[2]	14,000,000	13,803,778
3.640%, due 12/24/26[2]	13,000,000	12,809,406
3.655%, due 09/17/26[2]	13,000,000	12,937,967
	Face amount	Value
U.S. government agency obligations—(continued)
Federal Home Loan Banks 1 day USD SOFR + 0.015%, 3.665%, due 08/03/26[1]	$20,000,000	$20,000,000
1 day USD SOFR + 0.025%, 3.675%, due 08/03/26[1]	11,000,000	11,000,000
1 day USD SOFR + 0.030%, 3.680%, due 08/03/26[1]	52,000,000	52,000,000
1 day USD SOFR + 0.040%, 3.690%, due 08/03/26[1]	10,000,000	10,000,000
1 day USD SOFR + 0.045%, 3.695%, due 08/03/26[1]	11,000,000	11,000,000
1 day USD SOFR + 0.050%, 3.700%, due 08/03/26[1]	13,000,000	13,000,000
1 day USD SOFR + 0.055%, 3.705%, due 08/03/26[1]	13,000,000	13,000,000
1 day USD SOFR + 0.060%, 3.710%, due 08/03/26[1]	21,000,000	21,000,000
1 day USD SOFR + 0.070%, 3.720%, due 08/03/26[1]	34,000,000	34,000,000
1 day USD SOFR + 0.080%, 3.730%, due 08/03/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.100%, 3.750%, due 08/03/26[1]	44,000,000	44,000,000
1 day USD SOFR + 0.115%, 3.765%, due 08/03/26[1]	35,000,000	35,000,000
1 day USD SOFR + 0.120%, 3.770%, due 08/03/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.130%, 3.780%, due 08/03/26[1]	8,000,000	8,000,000
1 day USD SOFR + 0.150%, 3.800%, due 08/03/26[1]	9,000,000	9,000,000
1 day USD SOFR + 0.180%, 3.830%, due 08/03/26[1]	20,000,000	20,000,000
Total U.S. government agency obligations (cost—$993,367,495)		993,367,495
U.S. Treasury obligations—42.5%
U.S. Treasury Bills 3.678% due 08/27/26[3]	27,000,000	26,929,897
3.684% due 08/20/26[3]	28,000,000	27,946,800
3.684% due 09/22/26[3]	27,000,000	26,859,990
3.694% due 08/06/26[3]	27,000,000	26,986,462
3.694% due 08/13/26[3]	28,000,000	27,966,307
3.699% due 09/08/26[3]	27,000,000	26,897,257
3.704% due 08/25/26[3]	27,000,000	26,935,020
3.707% due 10/22/26[3]	27,000,000	26,779,215
3.707% due 10/29/26[3]	27,000,000	26,760,368
3.710% due 08/04/26[3]	14,000,000	13,995,783
3.710% due 09/15/26[3]	28,000,000	27,873,475
3.715% due 09/01/26[3]	27,000,000	26,915,835
3.715% due 09/03/26[3]	27,000,000	26,910,157
3.723% due 10/01/26[3]	14,000,000	13,914,481
3.725% due 09/10/26[3]	27,000,000	26,890,800
3.725% due 09/17/26[3]	27,000,000	26,871,690
3.725% due 09/29/26[3]	27,000,000	26,839,372
3.728% due 11/05/26[3]	27,000,000	26,740,080

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. Treasury obligations—(continued)
3.730% due 10/06/26[3]	$27,000,000	$26,820,068
3.733% due 11/12/26[3]	28,000,000	27,710,398
3.733% due 11/19/26[3]	28,000,000	27,690,717
3.762% due 10/13/26[3]	27,000,000	26,799,341
3.767% due 10/20/26[3]	27,000,000	26,779,800
3.771% due 11/27/26[3]	27,000,000	26,676,975
3.782% due 09/24/26[3]	27,000,000	26,850,352
3.786% due 12/03/26[3]	27,000,000	26,659,155
3.802% due 12/17/26[3]	27,000,000	26,619,120
3.812% due 12/10/26[3]	27,000,000	26,637,458
3.818% due 10/22/26[3]	13,000,000	12,889,551
3.823% due 10/08/26[3]	26,000,000	25,816,570
3.828% due 10/01/26[3]	26,000,000	25,835,232
3.845% due 11/17/26[3]	20,000,000	19,775,300
3.849% due 10/15/26[3]	13,000,000	12,898,167
3.871% due 10/27/26[3]	27,000,000	26,754,008
3.891% due 11/10/26[3]	20,000,000	19,787,339
3.897% due 11/03/26[3]	26,000,000	25,742,362
3.906% due 10/29/26[3]	13,000,000	12,877,390
3.949% due 11/24/26[3]	20,000,000	19,754,347
3.960% due 01/07/27[3]	13,000,000	12,780,094
3.965% due 01/21/27[3]	13,000,000	12,760,419
3.970% due 12/24/26[3]	13,000,000	12,798,933
3.970% due 12/31/26[3]	13,000,000	12,789,227
3.980% due 12/01/26[3]	20,000,000	19,743,819
3.992% due 01/14/27[3]	13,000,000	12,768,614
4.081% due 01/28/27[3]	13,000,000	12,743,575
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.098%, 3.950% due 08/03/26[1]	41,000,000	40,997,437
3 mo. Treasury money market yield + 0.160%, 4.012% due 08/03/26[1]	30,000,000	30,001,706
Total U.S. Treasury obligations (cost—$1,099,770,463)		1,099,770,463
	Face amount	Value
Repurchase agreements—20.2%
Repurchase agreement dated 07/31/26 with Goldman Sachs & Co., 3.640% due 08/03/26, collateralized by $92,131,200 U.S. Treasury Note, 3.500% due 04/30/28; (value—$91,800,080); proceeds: $90,027,300	$90,000,000	$90,000,000
Repurchase agreement dated 07/31/26 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 3.640% due 08/03/26, collateralized by $255,115,500 U.S. Treasury Inflation Index Note, 1.625% due 08/03/26, $154,386,500 U.S. Treasury Notes, 3.375% to 3.875% due 08/03/26; (value—$442,549,164); proceeds: $434,003,108	433,871,501	433,871,500
Total repurchase agreements (cost—$523,871,500)		523,871,500
Total investments—101.0% (cost—$2,617,009,458 which approximates cost for federal income tax purposes)		2,617,009,458
Liabilities in excess of other assets—(1.0)%		(26,828,572)
Net assets—100.0%		$2,590,180,886

UBS Government Money Market Investments Fund

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$993,367,495	$—	$993,367,495
U.S. Treasury obligations	—	1,099,770,463	—	1,099,770,463
Repurchase agreements	—	523,871,500	—	523,871,500
Total	$—	$2,617,009,458	$—	$2,617,009,458

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Rate shown is the discount rate at the date of purchase unless otherwise noted.

3  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—1.8%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R1, Class M4, 1 mo. USD Term SOFR + 1.224%, 4.949%, due 03/25/35[1]	$75,472	$74,633
Amortizing Residential Collateral Trust, Series 2004-1, Class A5, 1 mo. USD Term SOFR + 1.114%, 4.839%, due 10/25/34[1]	57,039	56,283
Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.314%, 5.039%, due 08/25/34[1]	333,275	333,079
Chase Funding Trust, Series 2002-3, Class 2A1, 1 mo. USD Term SOFR + 0.754%, 4.479%, due 08/25/32[1]	75,926	75,315
Series 2002-4, Class 2A1, 1 mo. USD Term SOFR + 0.854%, 4.579%, due 10/25/32[1]	2,720	2,700
Countrywide Asset-Backed Certificates, Series 2004-2, Class 3A4, 1 mo. USD Term SOFR + 0.614%, 4.339%, due 07/25/34[1]	41,252	40,546
Countrywide Asset-Backed Certificates Trust, Series 2004-6, Class M1, 1 mo. USD Term SOFR + 1.014%, 4.739%, due 10/25/34[1]	7,582	7,551
EMC Mortgage Loan Trust, Series 2003-A, Class A2, 1 mo. USD Term SOFR + 1.614%, 5.339%, due 08/25/40[1,2]	45,190	45,494
EquiFirst Loan Securitization Trust, Series 2007-1, Class A1, 1 mo. USD Term SOFR + 0.454%, 4.179%, due 04/25/37[1,2]	824,313	764,086
Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 3 mo. USD Term SOFR + 1.352%, 5.105%, due 07/15/31[1,2]	241,838	242,127
KGS-Alpha SBA COOF Trust, Series 2012-5, Class A, IO, 1.202%, due 04/25/38[1,2,3,4]	3,288,343	70,042
Option One Mortgage Loan Trust, Series 2007-4, Class 2A2, 1 mo. USD Term SOFR + 0.294%, 4.019%, due 04/25/37[1]	41,440	23,211
Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 1 mo. USD Term SOFR + 0.994%, 3.227%, due 08/25/33[1]	68,447	63,443
Soundview Home Loan Trust, Series 2007-OPT1, Class 1A1, 1 mo. USD Term SOFR + 0.314%, 4.039%, due 06/25/37[1]	465,758	327,748
	Face amount	Value
Asset-backed securities—(continued)
Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M2, 1 mo. USD Term SOFR + 0.804%, 4.529%, due 09/25/35[1]	$525,368	$502,317
Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 3 mo. USD Term SOFR + 1.392%, 5.121%, due 04/20/32[1,2]	160,892	161,014
Total asset-backed securities (cost—$2,745,822)		2,789,589
Mortgage-backed securities—16.3%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 4.545%, due 11/25/35[1]	206,757	140,500
BCAP LLC Trust, Series 2010-RR1, Class 1A4, 4.488%, due 03/26/37[1,2]	46,026	42,540
Series 2013-RR1, Class 3A4, 6.000%, due 10/26/37[1,2]	118,425	78,057
Bear Stearns ARM Trust, Series 2004-2, Class 12A2, 4.050%, due 05/25/34[1]	16,474	14,913
Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A2, 5.500%, due 06/25/34[1]	235,646	225,119
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, 5.750%, due 10/25/33[1]	32,549	42,199
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-1A, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.119%, due 01/25/35[1,2]	4,157	4,113
CHL Mortgage Pass-Through Trust, Series 2003-HYB1, Class 1A1, 4.211%, due 05/19/33[1]	2,108	1,981
Series 2007-15, Class 2A2, 6.500%, due 09/25/37	23,856	7,710
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q034, Class APT2, 3.131%, due 07/25/54[1]	992,460	961,578
Series KJ45, Class A2, 4.660%, due 01/25/31	600,000	596,837
Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class WO, PO, 0.000%, due 05/15/33[5]	206,598	180,451
Series 4839, Class UO, PO, 0.000%, due 08/15/56[5]	337,189	195,601
Series 4836, Class PO, PO, 0.000%, due 10/15/58[5]	607,307	362,506

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 4265, Class ES, (3.200)* 30 day USD SOFR Average + 13.394%, 1.771%, due 11/15/43[1]	$757,165	$661,214
Series 3635, Class IB, IO, 1.840%, due 10/15/37[1]	23,428	1,055
Series 3598, Class JI, IO, 1.871%, due 10/15/37[1]	8,610	341
Series 4367, Class GS, IO, 1.946%, due 03/15/37[1]	22,057	1,006
Series 5034, Class MI, IO, 2.000%, due 11/25/50	575,635	75,301
Series 3621, Class WI, IO, 2.026%, due 05/15/37[1]	14,274	713
Series 3684, Class JI, IO, 2.058%, due 11/15/36[1]	70,913	3,301
Series 4438, Class WI, IO, 2.161%, due 11/15/38[1]	65,411	3,079
Series 4394, Class WI, IO, 2.168%, due 08/15/41[1]	19,812	957
Series 4338, Class SB, IO, 2.203%, due 10/15/41[1]	39,532	2,046
Series 4463, Class IO, IO, 2.204%, due 02/15/38[1]	37,744	1,855
Series 3962, Class KS, IO, 2.213%, due 06/15/38[1]	61,456	3,110
Series 4255, Class SN, (2.667)* 30 day USD SOFR Average + 11.961%, 2.276%, due 05/15/35[1]	214,767	205,944
Series 4263, Class SD, (2.667)* 30 day USD SOFR Average + 11.961%, 2.294%, due 11/15/43[1]	250,781	215,337
Series 4076, Class SW, IO, (1.000)* 30 day USD SOFR Average + 5.936%, 2.310%, due 07/15/42[1]	679,646	54,340
Series 4324, Class IO, IO, 2.422%, due 08/15/36[1]	23,777	1,214
Series 4156, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.086%, 2.460%, due 01/15/33[1]	301,368	19,336
	Face amount	Value
Mortgage-backed securities—(continued)
Series 4182, Class YI, IO, 2.500%, due 03/15/28	$204,308	$2,866
Series 3339, Class LI, IO, (1.000)* 30 day USD SOFR Average + 6.366%, 2.740%, due 07/15/37[1]	340,669	23,773
Series 4100, Class HI, IO, 3.000%, due 08/15/27	11,117	103
Series 4182, Class QI, IO, 3.000%, due 02/15/33	20,300	839
Series 4165, Class TI, IO, 3.000%, due 12/15/42	296,542	15,162
Series 3442, Class MT, 30 day USD SOFR Average + 0.114%, 3.740%, due 07/15/34[1]	17,314	15,937
Series 4544, Class IP, IO, 4.000%, due 01/15/46	728,174	123,506
Series 4832, Class FW, 30 day USD SOFR Average + 0.464%, 4.057%, due 04/15/38[1]	431,086	425,865
Series 2411, Class FJ, 30 day USD SOFR Average + 0.464%, 4.090%, due 12/15/29[1]	2,191	2,188
Series 3096, Class FL, 30 day USD SOFR Average + 0.514%, 4.140%, due 01/15/36[1]	33,541	33,295
Series 3114, Class PF, 30 day USD SOFR Average + 0.514%, 4.140%, due 02/15/36[1]	213,299	211,974
Series 3153, Class UF, 30 day USD SOFR Average + 0.544%, 4.170%, due 05/15/36[1]	52,608	52,349
Series 4945, Class F, 30 day USD SOFR Average + 0.614%, 4.207%, due 12/15/46[1]	69,097	68,241
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.240%, due 01/15/32[1]	4,021	4,023
Series 4068, Class UF, 30 day USD SOFR Average + 0.614%, 4.240%, due 06/15/42[1]	294,624	294,282
Series 2513, Class AS, IO, (1.000)* 30 day USD SOFR Average + 7.886%, 4.260%, due 02/15/32[1]	57,331	5,086
Series 4940, Class FE, 30 day USD SOFR Average + 0.664%, 4.281%, due 01/25/50[1]	192,576	190,353
Series 3667, Class FW, 30 day USD SOFR Average + 0.664%, 4.290%, due 02/15/38[1]	3,281	3,274

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 3671, Class FQ, 30 day USD SOFR Average + 0.964%, 4.590%, due 12/15/36[1]	$314,647	$317,510
Series 3864, Class NT, (9.167)* 30 day USD SOFR Average + 59.451%, 5.500%, due 03/15/39[1]	128,179	127,638
Series 2136, Class GD, IO, 7.000%, due 03/15/29	100	4
Series 2178, Class PI, IO, 7.500%, due 08/15/29	1,058	80
Federal Home Loan Mortgage Corp. STRIPS, Series 389, Class C40, IO, 2.500%, due 10/15/52	3,842,986	588,276
Series 303, Class C19, IO, 3.500%, due 01/15/43	309,449	50,356
Series 345, Class C13, IO, 3.500%, due 08/15/45	459,165	74,101
Series 330, Class F4, 30 day USD SOFR Average + 0.464%, 4.057%, due 10/15/37[1]	97,867	96,832
Series 326, Class F2, 30 day USD SOFR Average + 0.664%, 4.290%, due 03/15/44[1]	179,187	178,275
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.000%, due 09/25/45	139,843	121,719
Series 2017-SC01, Class 1A, 3.000%, due 12/25/46	284,534	240,013
Series 2017-SC01, Class 2A, 3.500%, due 12/25/46	345,612	299,283
Federal National Mortgage Association Interest STRIPS, Series 419, Class C3, IO, 3.000%, due 11/25/43	65,829	8,452
Series 413, Class 111, IO, 4.000%, due 07/25/42[1]	326,730	44,567
Series 431, Class C57, IO, 4.325%, due 04/25/53[1]	799,459	148,598
Series 386, Class 14, IO, 6.500%, due 04/25/38	21,672	4,761
Federal National Mortgage Association REMICS, Series 2022-3, Class SD, IO, (1.000)* 30 day USD SOFR Average + 2.550%, 0.000%, due 02/25/52[1]	3,309,187	5,191
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2014-84, Class AI, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 0.200%, due 02/25/43[1]	$187,734	$1,003
Series 2012-111, Class HS, (0.833)* 30 day USD SOFR Average + 3.571%, 0.558%, due 10/25/42[1]	35,108	22,717
Series 2015-73, Class ES, (2.333)* 30 day USD SOFR Average + 9.066%, 0.591%, due 10/25/45[1]	176,805	107,511
Series 2012-134, Class BH, 1.250%, due 12/25/27	557,624	547,877
Series 2014-42, Class SA, IO, 1.691%, due 07/25/44[1]	62,026	2,365
Series 2016-76, Class CS, IO, 1.746%, due 10/25/46[1]	22,626	962
Series 2012-77, Class IO, IO, 1.746%, due 07/25/52[1]	60,577	2,870
Series 2016-17, Class CS, IO, 1.864%, due 04/25/46[1]	42,491	2,022
Series 2015-64, Class KS, IO, 1.883%, due 09/25/45[1]	49,246	1,810
Series 2014-43, Class BS, IO, 1.934%, due 07/25/44[1]	110,471	4,959
Series 2015-50, Class SB, IO, 1.985%, due 07/25/45[1]	345,320	16,827
Series 2015-19, Class AI, IO, 2.002%, due 04/25/55[1]	101,884	4,724
Series 2015-10, Class SA, IO, 2.011%, due 03/25/45[1]	139,844	7,685
Series 2014-92, Class SB, IO, 2.044%, due 01/25/45[1]	50,775	2,697
Series 2014-45, Class SA, IO, 2.070%, due 08/25/44[1]	54,993	2,923
Series 2014-47, Class BI, IO, 2.090%, due 08/25/54[1]	105,838	5,194
Series 2020-70, Class IO, IO, 2.265%, due 10/25/50[1]	5,741,885	389,096
Series 2019-62, Class SN, IO, (1.000)* 30 day USD SOFR Average + 5.886%, 2.269%, due 11/25/49[1]	160,749	16,577

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-58, Class AI, IO, 2.300%, due 08/25/55[1]	$57,489	$2,923
Series 2013-28, Class YS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 2.419%, due 07/25/42[1]	233,690	20,633
Series 2013-34, Class PS, IO, (1.000)* 30 day USD SOFR Average + 6.036%, 2.419%, due 08/25/42[1]	172,306	8,053
Series 2021-3, Class TI, IO, 2.500%, due 02/25/51	736,870	121,671
Series 2010-76, Class SA, IO, (1.000)* 30 day USD SOFR Average + 6.386%, 2.769%, due 07/25/40[1]	225,503	14,518
Series 2018-28, Class CA, 3.000%, due 05/25/48	161,643	140,703
Series 2013-30, Class GI, IO, 3.000%, due 01/25/43	477,588	30,593
Series 2013-45, Class IK, IO, 3.000%, due 02/25/43	324,902	26,058
Series 2013-30, Class JI, IO, 3.000%, due 04/25/43	179,605	18,629
Series 2013-116, Class IY, IO, 3.000%, due 09/25/43	155,318	8,710
Series 2016-14, Class IO, IO, 3.000%, due 03/25/46	264,905	31,921
Series 2016-20, Class EI, IO, 3.000%, due 04/25/46	90,487	8,871
Series 2016-52, Class PI, IO, 3.000%, due 04/25/46	218,410	22,180
Series 2016-64, Class IA, IO, 3.000%, due 05/25/46	204,024	21,803
Series 2016-63, Class YI, IO, 3.500%, due 04/25/46	27,466	2,202
Series 2015-47, Class GI, IO, 4.000%, due 06/25/44	13,542	520
Series 2018-85, Class FE, 30 day USD SOFR Average + 0.414%, 4.031%, due 12/25/48[1]	1,004,555	992,160
Series 2007-67, Class FB, 30 day USD SOFR Average + 0.434%, 4.051%, due 07/25/37[1]	20,570	20,338
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2012-128, Class FK, 30 day USD SOFR Average + 0.464%, 4.081%, due 11/25/42[1]	$88,915	$87,365
Series 2002-60, Class F1, 30 day USD SOFR Average + 0.514%, 4.131%, due 06/25/32[1]	20,782	20,760
Series 2019-10, Class FA, 30 day USD SOFR Average + 0.514%, 4.131%, due 03/25/49[1]	1,487,237	1,473,730
Series 2020-54, Class WF, 30 day USD SOFR Average + 0.564%, 4.157%, due 08/25/50[1]	254,598	252,640
Series 2012-90, Class FB, 30 day USD SOFR Average + 0.554%, 4.171%, due 08/25/42[1]	31,774	31,385
Series 2010-141, Class FA, 30 day USD SOFR Average + 0.614%, 4.231%, due 12/25/40[1]	90,033	89,241
Series 2024-38, Class FA, 30 day USD SOFR Average + 0.800%, 4.392%, due 01/25/51[1]	1,231,070	1,235,177
Series 2024-10, Class AF, 30 day USD SOFR Average + 0.900%, 4.492%, due 12/25/50[1]	495,088	493,350
Series 2012-122, Class LI, IO, 4.500%, due 07/25/41	65,811	2,271
Series 2009-33, Class FB, 30 day USD SOFR Average + 0.934%, 4.551%, due 03/25/37[1]	175,221	176,514
Federal National Mortgage Association-ACES, Series 2020-M33, Class X2, IO, 2.243%, due 01/25/31[1]	579,474	22,159
Series 2016-M11, Class AL, 2.944%, due 07/25/39	309,399	276,999
Fremont Home Loan Trust, Series 2004-A, Class M1, 1 mo. USD Term SOFR + 0.939%, 4.664%, due 01/25/34[1]	187,715	178,665
Government National Mortgage Association REMICS, Series 2007-18, Class CO, PO, 0.000%, due 03/20/35[5]	5,861	5,668
Series 2015-126, Class GS, (2.333)* 1 mo. USD Term SOFR + 9.066%, 0.557%, due 09/20/45[1]	323,052	188,176
Series 2016-180, Class WI, IO, 1.088%, due 09/20/45[1]	162,778	6,561
Series 2016-138, Class WI, IO, 1.140%, due 08/20/45[1]	84,332	3,474
Series 2017-15, Class WI, IO, 1.154%, due 11/20/45[1]	98,774	4,060

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2015-127, Class AS, IO, 1.155%, due 06/20/43[1]	$97,504	$4,593
Series 2017-57, Class WI, IO, 1.187%, due 12/20/45[1]	40,151	1,658
Series 2015-180, Class SA, IO, 1.540%, due 06/20/42[1]	99,306	5,149
Series 2015-166, Class SA, IO, 1.590%, due 06/20/42[1]	91,268	4,860
Series 2017-H23, Class MA, 3.000%, due 11/20/67	364,942	357,905
Series 2013-77, Class GI, IO, 3.000%, due 02/20/43	541,874	40,856
Series 2014-158, Class IA, IO, 3.500%, due 10/20/29	75,223	2,115
Series 2013-23, Class IP, IO, 3.500%, due 08/20/42	407,544	41,980
Series 2015-165, Class IB, IO, 3.500%, due 11/20/42	99,461	8,196
Series 2016-118, Class IE, IO, 3.500%, due 09/20/46	23,129	3,279
Series 2024-H07, Class FC, 30 day USD SOFR Average + 0.650%, 4.271%, due 02/20/74[1]	447,491	447,294
Series 2013-H19, Class DF, 1 mo. USD Term SOFR + 0.764%, 4.386%, due 05/20/63[1]	75,431	75,364
Series 2024-H07, Class JF, 30 day USD SOFR Average + 0.790%, 4.411%, due 04/20/74[1]	450,859	454,449
Series 2015-H29, Class FJ, 1 mo. USD Term SOFR + 0.794%, 4.416%, due 11/20/65[1]	201,051	201,506
Series 2015-H29, Class FA, 1 mo. USD Term SOFR + 0.814%, 4.436%, due 10/20/65[1]	233	233
Series 2013-H23, Class TA, 1 mo. USD Term SOFR + 0.834%, 4.456%, due 09/20/63[1]	16,907	16,924
Series 2015-H27, Class FA, 1 mo. USD Term SOFR + 0.864%, 4.486%, due 09/20/65[1]	265,018	265,909
Series 2024-H01, Class FB, 30 day USD SOFR Average + 0.900%, 4.521%, due 01/20/74[1]	889,777	901,291
Series 2016-H14, Class FA, 1 mo. USD Term SOFR + 0.914%, 4.536%, due 06/20/66[1]	51,741	51,938
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2024-H02, Class FH, 30 day USD SOFR Average + 0.930%, 4.551%, due 01/20/74[1]	$1,736,528	$1,761,517
Series 2010-H01, Class FA, 1 mo. USD Term SOFR + 0.934%, 4.587%, due 01/20/60[1]	105,428	105,879
Series 2024-H02, Class FJ, 30 day USD SOFR Average + 1.000%, 4.621%, due 12/20/73[1]	1,397,534	1,410,695
Series 2013-H20, Class FB, 1 mo. USD Term SOFR + 1.114%, 4.736%, due 08/20/63[1]	43,602	43,930
GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A2, 2.500%, due 07/25/52[1,2]	1,287,112	1,035,472
GSR Mortgage Loan Trust, Series 2004-14, Class 2A1, 1 mo. USD Term SOFR + 0.444%, 4.169%, due 12/25/34[1]	860	831
IndyMac INDX Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD Term SOFR + 0.754%, 4.479%, due 02/25/35[1]	102,746	96,245
JP Morgan Alternative Loan Trust, Series 2008-R4, Class 2A1, 1 mo. USD Term SOFR + 0.614%, 4.267%, due 06/27/37[1,2]	348,203	195,795
JP Morgan Mortgage Trust, Series 2019-6, Class A11, 1 mo. USD Term SOFR + 1.014%, 4.739%, due 12/25/49[1,2]	208,542	205,235
Series 2019-INV2, Class A11, 1 mo. USD Term SOFR + 1.014%, 4.739%, due 02/25/50[1,2]	373,171	366,867
Series 2026-ACES1, Class A1F, 30 day USD SOFR Average + 1.200%, 4.816%, due 04/25/66[1,2]	886,719	888,813
Series 2026-ACES1, Class A1, 4.894%, due 04/25/66[1,2]	532,031	523,690
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 1 mo. USD Term SOFR + 0.574%, 4.299%, due 04/25/29[1]	5,597	5,149
Series 2004-1, Class 2A2, 5.006%, due 12/25/34[1]	31,357	30,260
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1, 1 mo. USD Term SOFR + 0.434%, 4.159%, due 01/25/35[1]	8,696	8,288
Morgan Stanley Re-REMICS Trust, Series 2010-R4, Class 4B, 1 mo. USD Term SOFR + 0.344%, 2.867%, due 02/26/37[1,2]	70,099	59,768
Mortgage Equity Conversion Asset Trust, Series 2007-FF3, Class A, 1 yr. CMT + 0.500%, 4.650%, due 05/25/42[1,2]	475,710	448,983

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
OBX Trust, Series 2022-INV2, Class A1, 3.000%, due 01/25/52[1,2]	$451,307	$377,652
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A1, 1 mo. USD Term SOFR + 0.614%, 4.339%, due 07/25/36[1]	178,186	106,090
Sequoia Mortgage Trust, Series 5, Class A, 1 mo. USD Term SOFR + 0.814%, 4.484%, due 10/19/26[1]	12,346	12,329
Series 11, Class A, 1 mo. USD Term SOFR + 1.014%, 4.684%, due 12/20/32[1]	51,158	44,023
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1 mo. USD Term SOFR + 0.554%, 4.279%, due 05/25/37[1]	64,826	60,629
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.259%, due 04/25/36[1]	102,090	93,792
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 5.132%, due 04/25/45[1]	11,937	11,754
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 2A, 5.672%, due 09/25/33[1]	19,156	18,771
Total mortgage-backed securities (cost—$30,240,129)		25,861,482
U.S. government agency obligations—201.1%
Federal Home Loan Mortgage Corp. 2.000%, due 04/01/36	476,729	433,418
2.500%, due 01/01/31	34,802	33,600
2.500%, due 11/01/31	14,810	14,197
2.500%, due 07/01/32	21,918	20,912
2.500%, due 08/01/32	114,980	109,407
2.500%, due 09/01/32	157,881	150,181
2.500%, due 11/01/32	4,747	4,516
2.500%, due 12/01/32	144,348	137,024
2.500%, due 01/01/33	36,700	34,815
2.500%, due 12/01/50	900,288	734,295
2.500%, due 08/01/51[7]	3,904,624	3,251,053
2.500%, due 09/01/51	677,546	562,398
2.500%, due 03/01/52	1,086,314	898,926
2.500%, due 04/01/52	82,059	67,809
3.000%, due 10/01/26	408	406
3.000%, due 11/01/26	2,587	2,578
3.000%, due 01/01/27	19,448	19,365
3.000%, due 02/01/32	50,891	49,210
3.000%, due 04/01/32	260,018	251,139
3.000%, due 05/01/32	173,905	167,843
3.000%, due 07/01/32	96,803	93,353
3.000%, due 10/01/32	100,671	96,931
3.000%, due 11/01/32	180,070	173,372
3.000%, due 01/01/33	399,580	383,685
	Face amount	Value
U.S. government agency obligations—(continued)
3.000%, due 02/01/40	$796,682	$735,525
3.000%, due 06/01/42	1,175,783	1,055,367
3.000%, due 07/01/42	136,610	122,620
3.000%, due 08/01/42	47,861	42,960
3.000%, due 04/01/43	93,109	82,937
3.000%, due 05/01/43	48,186	42,921
3.000%, due 12/01/44	119,652	106,085
3.000%, due 08/01/46	124,534	108,152
3.000%, due 12/01/46	521,714	457,645
3.000%, due 06/01/50	414,224	359,691
3.000%, due 04/01/51	1,329,890	1,133,482
3.000%, due 06/01/51	639,601	545,115
3.000%, due 07/01/51[7]	4,302,891	3,711,134
3.000%, due 10/01/51	114,825	99,434
3.000%, due 12/01/51	1,058,994	902,348
3.000%, due 03/01/52	773,130	663,800
3.000%, due 04/01/52	1,502,829	1,289,227
3.050%, due 03/01/32	221,351	202,241
3.500%, due 09/01/32	108,195	105,607
3.500%, due 12/01/33	64,759	62,742
3.500%, due 06/01/34	40,246	38,774
3.500%, due 07/01/34	17,063	16,431
3.500%, due 03/01/35	273,872	262,958
3.500%, due 04/01/35	132,082	125,968
3.500%, due 03/01/42	498	459
3.500%, due 07/01/43	490	450
3.500%, due 05/01/48	494,290	445,085
3.500%, due 02/01/50	210,400	187,586
4.000%, due 01/01/37	101,611	98,353
4.000%, due 03/01/43	433,932	412,737
4.000%, due 07/01/43	66,431	63,186
4.000%, due 08/01/44	861,727	813,619
4.000%, due 11/01/47	99,784	92,733
4.000%, due 01/01/48	275,251	255,792
4.000%, due 02/01/48	14,644	13,609
4.000%, due 03/01/48	7,727	7,168
4.000%, due 04/01/48	20,880	19,369
4.000%, due 06/01/48	70,749	65,259
4.000%, due 10/01/48	1,234,706	1,145,536
4.000%, due 12/01/48	102,196	94,265
4.000%, due 04/01/49	420,646	389,467
4.500%, due 09/01/34	242,721	239,091
4.500%, due 01/01/36	8,084	7,950
4.500%, due 05/01/37	410	401
4.500%, due 05/01/38	21,220	20,731
4.500%, due 12/01/42	91,795	89,026
4.500%, due 01/01/43	125,843	122,046
4.500%, due 02/01/43	193,664	187,821
4.500%, due 06/01/43	315,049	304,539
4.500%, due 02/01/49	34,652	33,158
4.500%, due 06/01/50	220,001	209,441
4.500%, due 12/01/52	375,009	354,947
4.500%, due 03/01/53	392,114	370,309
4.500%, due 06/01/53	144,132	136,034
5.000%, due 11/01/27	447	447
5.000%, due 09/01/33	34,717	34,664
5.000%, due 06/01/34	1,942	1,939

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 04/01/35	$13,872	$13,846
5.000%, due 05/01/35	19,935	19,899
5.000%, due 07/01/35	30,142	30,088
5.000%, due 08/01/35	5,499	5,489
5.000%, due 10/01/35	5,310	5,301
5.000%, due 12/01/35	158	158
5.000%, due 07/01/38	87,508	87,243
5.000%, due 11/01/38	56,827	56,666
5.000%, due 06/01/39	13,138	13,096
5.000%, due 03/01/40	1,372	1,366
5.000%, due 07/01/40	69,416	69,109
5.000%, due 09/01/40	59,308	59,275
5.000%, due 11/01/40	1,008	1,008
5.000%, due 02/01/41	48,348	48,087
5.000%, due 03/01/41	14,950	14,870
5.000%, due 04/01/41	30,153	30,022
5.000%, due 05/01/41	24,022	23,893
5.000%, due 07/01/41	12,592	12,524
5.000%, due 08/01/44	12,197	12,163
5.000%, due 03/01/49	455,028	449,943
5.000%, due 02/01/53	424,625	413,582
5.000%, due 03/01/53	220,640	214,346
5.000%, due 05/01/53	426,804	414,720
5.000%, due 06/01/53	1,038,102	1,014,176
5.000%, due 08/01/53	362,882	353,512
5.500%, due 02/01/32	300	302
5.500%, due 12/01/32	741	748
5.500%, due 02/01/33	13,035	13,107
5.500%, due 05/01/33	173	175
5.500%, due 06/01/33	69,202	69,917
5.500%, due 12/01/33	11,004	11,117
5.500%, due 12/01/34	9,430	9,562
5.500%, due 06/01/35	156,460	158,422
5.500%, due 07/01/35	1,179	1,191
5.500%, due 10/01/35	55,047	55,848
5.500%, due 12/01/35	18,537	18,808
5.500%, due 06/01/36	90,998	92,280
5.500%, due 12/01/36	159,957	162,375
5.500%, due 03/01/37	14,593	14,814
5.500%, due 07/01/37	27,762	28,182
5.500%, due 10/01/37	712	723
5.500%, due 04/01/38	30,533	30,994
5.500%, due 05/01/38	2,842	2,894
5.500%, due 12/01/38	481	490
5.500%, due 01/01/39	14,069	14,283
5.500%, due 09/01/39	42,481	43,122
5.500%, due 02/01/40	1,741	1,774
5.500%, due 03/01/40	1,738	1,770
5.500%, due 04/01/40	729,244	736,669
5.500%, due 05/01/40	26,385	26,872
5.500%, due 03/01/41	27,945	28,462
1 yr. CMT + 2.150%, 5.736%, due 11/01/27[1]	4,904	4,882
1 yr. CMT + 2.137%, 5.762%, due 01/01/28[1]	783	780
1 yr. CMT + 2.282%, 5.782%, due 06/01/28[1]	1,807	1,798
	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.282%, 5.782%, due 07/01/28[1]	$1,295	$1,291
1 yr. CMT + 2.225%, 5.820%, due 11/01/29[1]	3,686	3,681
6.000%, due 11/01/37	274,406	284,136
6.000%, due 05/01/40	1,144,263	1,171,915
6.000%, due 02/01/55	877,691	900,874
6.000%, due 04/01/55[7]	2,535,428	2,601,133
6.000%, due 05/01/55[7]	5,704,472	5,847,018
6.000%, due 09/01/55	898,883	925,045
1 yr. USD RFUCCT + 1.768%, 6.062%, due 10/01/39[1]	296,355	303,878
1 yr. CMT + 2.415%, 6.135%, due 01/01/29[1]	1,344	1,337
1 yr. CMT + 2.525%, 6.150%, due 12/01/29[1]	372	375
1 yr. CMT + 2.427%, 6.366%, due 10/01/27[1]	2,531	2,530
1 yr. CMT + 2.250%, 6.367%, due 09/01/34[1]	124,739	127,354
1 yr. USD RFUCCT + 1.854%, 6.415%, due 11/01/41[1]	303,281	316,118
1 yr. USD RFUCCT + 1.765%, 6.429%, due 11/01/36[1]	135,081	139,528
6.500%, due 05/01/45	79,330	81,933
6.500%, due 09/01/53	17,666	18,382
6.500%, due 11/01/53	413,592	430,814
6.500%, due 01/01/54	159,091	165,716
6.500%, due 04/01/54	35,691	37,178
6.500%, due 07/01/54	178,976	186,429
6.500%, due 11/01/54	169,488	176,374
6.500%, due 06/01/55	32,468	34,061
6.500%, due 07/01/55	28,629	30,042
6.500%, due 08/01/55	543,270	567,329
6.500%, due 09/01/55	189,995	198,322
1 yr. CMT + 2.625%, 6.500%, due 01/01/30[1]	8,276	8,334
1 yr. CMT + 2.665%, 6.665%, due 10/01/27[1]	653	651
Federal National Mortgage Association 1.500%, due 08/01/51	389,474	290,262
2.000%, due 05/01/28	24,671	24,101
2.000%, due 09/01/31	38,836	36,840
2.000%, due 11/01/31	115,017	109,679
2.000%, due 01/01/32	22,405	21,295
2.500%, due 06/01/28	11,323	11,129
2.500%, due 07/01/28	133,522	130,990
2.500%, due 08/01/28	49,797	48,832
2.500%, due 09/01/30	5,477	5,305
2.500%, due 11/01/30	8,892	8,606
2.500%, due 01/01/33	117,383	111,294
2.500%, due 11/01/50	350,654	286,015
2.500%, due 01/01/51	956,317	779,956
2.500%, due 02/01/51	425,379	350,258
2.500%, due 04/01/51	1,223,155	1,006,422
2.500%, due 09/01/51	987,872	820,857
2.500%, due 01/01/52	1,369,292	1,127,089

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
2.500%, due 03/01/52	$609,416	$504,305
2.500%, due 04/01/52	1,112,125	919,983
3.000%, due 10/01/26	582	580
3.000%, due 11/01/26	12,907	12,852
3.000%, due 12/01/26	1,542	1,535
3.000%, due 01/01/27	18,459	18,362
3.000%, due 02/01/27	4,670	4,643
3.000%, due 05/01/28	12,770	12,600
3.000%, due 02/01/30	23,556	23,062
3.000%, due 04/01/30	12,825	12,535
3.000%, due 05/01/30	16,015	15,655
3.000%, due 10/01/30	5,196	5,056
3.000%, due 04/01/31	310,099	302,992
3.000%, due 02/01/32	49,212	47,585
3.000%, due 03/01/32	47,791	46,129
3.000%, due 04/01/32	236,235	227,931
3.000%, due 05/01/32	70,902	68,379
3.000%, due 07/01/32	142,937	137,676
3.000%, due 08/01/32	62,721	60,380
3.000%, due 11/01/32	127,030	122,113
3.000%, due 01/01/38	196,329	182,347
3.000%, due 04/01/38	185,459	172,352
3.000%, due 05/01/42	140,339	125,966
3.000%, due 06/01/42	141,112	126,660
3.000%, due 07/01/42	286,271	256,954
3.000%, due 01/01/43	707,413	632,982
3.000%, due 04/01/43	233,548	207,880
3.000%, due 05/01/43	238,617	212,391
3.000%, due 06/01/43	31,639	28,162
3.000%, due 09/01/43	22,755	20,254
3.000%, due 11/01/46	880,943	783,826
3.000%, due 12/01/46	2,116,305	1,857,833
3.000%, due 02/01/47	166,020	147,773
3.000%, due 09/01/49	665,315	567,678
3.000%, due 11/01/49	173,302	151,343
3.000%, due 02/01/50	1,314,053	1,121,210
3.000%, due 03/01/50	2,837,847	2,457,359
3.000%, due 07/01/50	476,370	406,225
3.000%, due 12/01/50	381,470	325,226
3.000%, due 02/01/51	1,612,975	1,374,885
3.000%, due 04/01/51	2,774,817	2,365,989
3.000%, due 05/01/51	2,917,446	2,486,564
3.000%, due 08/01/51	341,569	290,732
3.000%, due 10/01/51	139,936	119,237
3.000%, due 12/01/51	347,966	296,482
3.000%, due 02/01/52	108,034	93,132
3.000%, due 04/01/52	690,276	591,741
3.000%, due 07/01/52	371,206	318,251
3.000%, due 02/01/57	470,747	395,733
3.000%, due 05/01/58	486,326	407,106
3.500%, due 08/01/26	31	31
3.500%, due 06/01/28	19,654	19,448
3.500%, due 08/01/29	5,929	5,847
3.500%, due 09/01/32	11,817	11,746
3.500%, due 11/01/33	30,804	29,813
3.500%, due 02/01/34	39,399	38,155
3.500%, due 01/01/35	82,191	78,900
	Face amount	Value
U.S. government agency obligations—(continued)
3.500%, due 02/01/35	$78,318	$75,197
3.500%, due 04/01/35	69,937	66,699
3.500%, due 05/01/35	403,613	390,530
3.500%, due 03/01/42	128,125	118,075
3.500%, due 04/01/42	9,259	8,520
3.500%, due 07/01/42	228	210
3.500%, due 09/01/42	46,454	42,810
3.500%, due 12/01/42	513,333	473,387
3.500%, due 03/01/43	325,167	298,861
3.500%, due 05/01/43	1,447	1,330
3.500%, due 07/01/43	1,886,775	1,735,930
3.500%, due 08/01/43[7]	4,518,229	4,157,905
3.500%, due 01/01/44	61,243	56,439
3.500%, due 06/01/45	1,064,942	965,957
3.500%, due 08/01/45	17,156	15,561
3.500%, due 10/01/45	5,793	5,270
3.500%, due 09/01/46	409,110	371,909
3.500%, due 02/01/47	1,154,421	1,060,108
3.500%, due 08/01/47	115,750	104,582
3.500%, due 09/01/47	159,174	144,164
3.500%, due 11/01/47	212,645	192,045
3.500%, due 12/01/47	192,931	174,256
3.500%, due 02/01/48	182,068	162,885
3.500%, due 03/01/48	695,946	623,052
3.500%, due 02/01/50	78,012	69,553
3.500%, due 03/01/50[7]	3,253,880	2,904,642
3.500%, due 04/01/50	278,039	248,169
3.500%, due 06/01/56	582,090	514,457
3.500%, due 01/01/57	547,264	483,678
3.500%, due 01/01/59	771,815	676,902
4.000%, due 08/01/32	548	539
4.000%, due 06/01/33	21,270	20,907
4.000%, due 07/01/33	91,244	89,350
4.000%, due 08/01/33	436,100	428,679
4.000%, due 07/01/34	275,418	268,961
4.000%, due 07/01/35	429,848	420,602
4.000%, due 04/01/37	391,531	380,084
4.000%, due 03/01/38	282,607	274,605
4.000%, due 07/01/38	348,412	336,597
4.000%, due 08/01/38	163,133	157,751
4.000%, due 09/01/38	195,145	188,542
4.000%, due 05/01/39	32,994	31,505
4.000%, due 09/01/39	89,366	85,345
4.000%, due 09/01/40	661,163	628,292
4.000%, due 12/01/40	511,304	485,948
4.000%, due 11/01/41	207,726	196,487
4.000%, due 12/01/41	252,198	238,553
4.000%, due 07/01/42	1,229,660	1,164,609
4.000%, due 09/01/42	1,649,578	1,562,343
4.000%, due 10/01/42	1,445,766	1,369,309
4.000%, due 04/01/43	442,811	418,475
4.000%, due 08/01/44	67,084	63,584
4.000%, due 12/01/44	2,415	2,265
4.000%, due 06/01/45	8,537	7,996
4.000%, due 08/01/45	548,945	514,200
4.000%, due 02/01/47	62,108	57,855
4.000%, due 03/01/47	22,741	21,107

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 04/01/47	$90,828	$84,427
4.000%, due 05/01/47	154,104	143,229
4.000%, due 06/01/47	4,354	4,049
4.000%, due 11/01/47	19,486	18,083
4.000%, due 01/01/48	69,021	64,055
4.000%, due 02/01/48	166,620	153,590
4.000%, due 03/01/48	78,231	72,208
4.000%, due 12/01/48	148,627	136,850
4.000%, due 06/01/49	557,073	515,882
4.000%, due 08/01/51	532,393	503,133
4.300%, due 12/01/32	400,000	388,320
4.490%, due 04/01/33	299,095	293,444
4.500%, due 06/01/29	3,940	3,924
4.500%, due 11/01/32	200,000	196,372
4.500%, due 06/01/35	10,567	10,379
4.500%, due 12/01/38	94,498	93,180
4.500%, due 01/01/39	440	429
4.500%, due 02/01/39	35,497	34,944
4.500%, due 03/01/39	2,289	2,234
4.500%, due 06/01/39	16,027	15,642
4.500%, due 07/01/39	1,333	1,301
4.500%, due 08/01/39	45,955	44,758
4.500%, due 10/01/39	1,289	1,258
4.500%, due 12/01/39	94,847	92,567
4.500%, due 01/01/40	965	942
4.500%, due 02/01/40	992	968
4.500%, due 03/01/40	22,225	21,601
4.500%, due 08/01/40	16,640	16,173
4.500%, due 11/01/40	185,965	180,747
4.500%, due 07/01/41	120,906	117,539
4.500%, due 08/01/41	214,198	208,236
4.500%, due 01/01/42	581,750	565,421
4.500%, due 08/01/42	1,742	1,692
4.500%, due 09/01/42	68,245	65,996
4.500%, due 05/01/43	416,624	402,726
4.500%, due 06/01/43	785,442	758,341
4.500%, due 07/01/43	1,383,585	1,335,846
4.500%, due 09/01/43	98,741	95,635
4.500%, due 11/01/43	23,351	22,595
4.500%, due 07/01/44	93,647	90,546
4.500%, due 12/01/44	487	471
4.500%, due 09/01/48	125,097	119,704
4.500%, due 01/01/49	96,799	92,737
4.500%, due 05/01/53	111,518	105,197
4.500%, due 07/01/53	169,897	160,352
4.500%, due 08/01/53	3,580,796	3,399,495
4.500%, due 04/01/59	529,924	503,400
4.700%, due 04/01/33	232,787	230,648
1 yr. USD MTA + 1.200%, 4.945%, due 03/01/44[1]	43,743	43,516
5.000%, due 05/01/37	2,929	2,917
5.000%, due 09/01/37	4,444	4,446
5.000%, due 06/01/38	28,156	28,034
5.000%, due 06/01/48	75,774	74,601
5.000%, due 07/01/48	18,447	18,218
5.000%, due 03/01/49	21,943	21,585
5.000%, due 06/01/53	664,819	648,604
	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 08/01/53	$77,434	$75,359
5.500%, due 11/01/32	15,049	15,166
5.500%, due 12/01/33	315	317
5.500%, due 04/01/34	7,676	7,774
5.500%, due 01/01/35	48,211	48,827
5.500%, due 05/01/37	44,153	44,764
5.500%, due 07/01/37	26,022	26,382
5.500%, due 06/01/38	36,658	37,289
5.500%, due 11/01/39	97,174	98,840
5.500%, due 07/01/40	112,918	114,861
5.500%, due 02/01/42	61,183	62,029
5.500%, due 08/01/53	312,089	311,310
5.610%, due 10/01/28	658,629	666,044
1 yr. CMT + 2.094%, 5.689%, due 09/01/41[1]	45,333	45,986
1 yr. CMT + 2.125%, 5.750%, due 05/01/30[1]	2,948	2,962
5.810%, due 06/01/31	1,700,000	1,728,710
1 yr. USD RFUCCT + 1.790%, 5.915%, due 02/01/42[1]	25,223	25,974
1 yr. CMT + 2.244%, 5.954%, due 01/01/36[1]	85,230	87,356
6.000%, due 12/01/32	2,246	2,284
6.000%, due 02/01/33	4,143	4,214
6.000%, due 09/01/34	33,314	34,114
6.000%, due 05/01/35	5,903	6,067
6.000%, due 06/01/35	3,012	3,096
6.000%, due 07/01/35	12,586	12,923
6.000%, due 09/01/35	379	390
6.000%, due 01/01/36	6,754	6,941
6.000%, due 06/01/36	53	55
6.000%, due 09/01/36	11,735	12,098
6.000%, due 12/01/36	32,990	34,011
6.000%, due 03/01/37	2,484	2,569
6.000%, due 10/01/37	13,406	13,863
6.000%, due 11/01/38	97,589	100,930
6.000%, due 05/01/39	11,866	12,272
6.000%, due 05/01/40	1,608,494	1,646,286
6.000%, due 07/01/40	1,662,707	1,702,888
6.000%, due 11/01/40	126,313	130,632
6.000%, due 05/01/49	248,160	256,027
6.000%, due 01/01/53	296,290	301,274
6.000%, due 12/01/54	634,891	643,539
1 yr. CMT + 2.285%, 6.066%, due 05/01/35[1]	45,012	45,827
1 yr. CMT + 2.236%, 6.077%, due 10/01/37[1]	435,529	446,659
1 yr. USD RFUCCT + 1.729%, 6.200%, due 05/01/38[1]	251,400	258,489
1 yr. CMT + 2.598%, 6.223%, due 12/01/27[1]	2,301	2,307
6.500%, due 10/01/36	161,075	168,674
6.500%, due 02/01/37	2,144	2,246
6.500%, due 07/01/37	21,848	22,946
6.500%, due 08/01/37	10,509	11,039
6.500%, due 09/01/37	11,036	11,590
6.500%, due 12/01/37	28,355	29,780

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
6.500%, due 05/01/40	$304,222	$321,224
6.500%, due 05/01/45	260,524	268,910
6.500%, due 11/01/53	102,568	106,727
6.500%, due 03/01/54	120,802	125,700
6.500%, due 06/01/54	144,196	150,201
6.500%, due 07/01/54	127,599	132,783
6.500%, due 08/01/55	75,908	79,222
6.500%, due 09/01/55	51,594	53,763
Government National Mortgage Association 2.500%, due 09/20/51[7]	3,426,754	2,863,272
3.000%, due 11/15/42	21,741	19,497
3.000%, due 01/20/43	329,055	295,531
3.000%, due 02/15/43	318,450	285,538
3.000%, due 02/20/43	333,101	299,165
3.000%, due 05/15/43	291,428	260,533
3.000%, due 06/15/43	82,184	73,472
3.000%, due 07/15/43	17,404	15,559
3.000%, due 11/20/43	71,974	64,512
3.000%, due 01/15/45	227,347	199,248
3.000%, due 02/15/45	14,806	12,937
3.000%, due 07/15/45	310,513	271,325
3.000%, due 10/15/45	583,286	511,807
3.000%, due 09/20/47	349,392	307,519
3.000%, due 02/20/48	215,172	189,733
3.000%, due 04/20/50	1,277,499	1,111,140
3.000%, due 10/20/51	123,638	107,511
3.000%, due 05/20/52	476,016	413,522
3.000%, due 02/20/53	698,792	607,794
3.500%, due 11/15/42	159,454	146,709
3.500%, due 03/15/45	93,543	83,168
3.500%, due 04/15/45	30,890	28,788
3.500%, due 04/20/45	2,639	2,394
3.500%, due 11/20/45	420,391	381,424
3.500%, due 12/20/45	162,996	147,903
3.500%, due 04/20/46	235,191	212,397
3.500%, due 05/20/46	317,400	286,607
3.500%, due 04/20/47	245,247	220,974
3.500%, due 07/20/47	1,666,187	1,501,280
3.500%, due 08/20/47	168,236	151,586
3.500%, due 09/20/47	67,137	60,492
3.500%, due 10/20/47	2,301,974	2,088,816
3.500%, due 11/20/47	215,226	193,925
3.500%, due 12/20/47	65,549	59,061
3.500%, due 01/20/48	1,136,128	1,023,683
3.500%, due 02/20/48	874,694	788,118
3.500%, due 03/20/48	1,343,585	1,210,586
3.500%, due 09/20/48	378,662	341,230
3.500%, due 06/20/49	1,536,760	1,387,583
3.500%, due 01/20/52	1,937,712	1,732,571
3.500%, due 11/20/52	96,428	86,067
3.500%, due 02/20/53	292,475	262,532
3.500%, due 02/20/56[7]	6,944,168	6,075,509
3.750%, due 05/20/30	151,554	149,278
4.000%, due 12/20/40	89,607	83,749
4.000%, due 07/20/41	38,711	36,563
4.000%, due 12/15/41	541,249	512,426
4.000%, due 01/15/47	28,976	26,905
	Face amount	Value
U.S. government agency obligations—(continued)
4.000%, due 02/15/47	$137,810	$127,961
4.000%, due 04/15/47	273,925	254,141
4.000%, due 05/15/47	48,570	45,045
4.000%, due 06/15/47	18,927	17,580
4.000%, due 07/15/47	38,048	35,340
4.000%, due 08/15/47	71,512	66,423
4.000%, due 12/15/47	13,547	12,583
4.000%, due 12/20/47	50,962	45,696
4.000%, due 01/20/48	131,785	118,168
4.000%, due 03/20/48	146,476	135,490
4.000%, due 04/20/48	311,681	288,922
4.000%, due 05/20/48	91,256	84,646
4.000%, due 06/20/48	120,417	109,297
4.000%, due 07/20/48	37,522	33,761
4.000%, due 07/15/49	15,191	13,896
4.000%, due 03/15/52	907,986	835,058
4.500%, due 09/15/39	143,846	141,090
4.500%, due 06/15/40	72,496	70,502
4.500%, due 07/20/40	13,055	12,686
4.500%, due 08/20/40	9,298	9,035
4.500%, due 09/20/40	39,550	38,434
4.500%, due 10/20/40	10,586	10,287
4.500%, due 01/20/41	50,066	48,653
4.500%, due 02/20/41	12,400	12,070
4.500%, due 03/20/41	74,508	72,510
4.500%, due 04/20/41	9,807	9,546
4.500%, due 06/20/41	87,193	84,876
4.500%, due 07/20/41	22,359	21,765
4.500%, due 09/20/41	2,226	2,167
4.500%, due 12/20/41	20,129	19,594
4.500%, due 05/20/43	4,532	4,404
4.500%, due 07/20/43	3,142	3,059
4.500%, due 10/20/44	50,071	48,001
4.500%, due 08/20/45	54,382	52,406
4.500%, due 12/15/45	5,726	5,490
4.500%, due 08/15/46	7,343	6,966
4.500%, due 09/15/46	36,571	34,974
4.500%, due 10/15/46	82,840	79,213
4.500%, due 01/15/47	188,674	178,967
4.500%, due 04/20/48	14,983	14,339
4.500%, due 05/20/48	43,379	41,513
4.500%, due 06/20/48	107,003	102,366
4.500%, due 10/20/48	157,496	149,447
4.500%, due 01/20/49	103,074	98,608
4.500%, due 02/20/49	177,663	169,964
5.000%, due 12/20/33	40,490	40,387
5.000%, due 01/20/34	20,866	20,813
5.000%, due 02/20/38	33,163	33,010
5.000%, due 04/15/38	23,690	23,743
5.000%, due 04/20/38	39,736	39,522
5.000%, due 12/15/39	2,491	2,497
5.000%, due 05/15/40	60,227	59,915
5.000%, due 05/15/41	27,785	27,637
5.000%, due 08/20/41	5,553	5,523
5.000%, due 12/20/42	7,281	7,243
5.000%, due 08/20/43	629,538	626,284
5.000%, due 09/20/48	54,637	54,012

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
5.000%, due 10/20/48	$122,831	$121,520
5.000%, due 11/20/48	144,842	142,760
5.000%, due 12/20/48	132,937	131,026
1 yr. CMT + 1.500%, 5.000%, due 01/20/27[1]	3,169	3,158
1 yr. CMT + 1.500%, 5.000%, due 02/20/27[1]	276	275
1 yr. CMT + 1.500%, 5.000%, due 01/20/28[1]	805	802
1 yr. CMT + 1.500%, 5.000%, due 02/20/28[1]	97	96
1 yr. CMT + 1.500%, 5.125%, due 10/20/30[1]	2,061	2,064
1 yr. CMT + 1.500%, 5.375%, due 08/20/26[1]	27	27
1 yr. CMT + 1.500%, 5.375%, due 09/20/26[1]	10	10
1 yr. CMT + 1.500%, 5.375%, due 07/20/27[1]	288	288
1 yr. CMT + 1.500%, 5.375%, due 08/20/27[1]	1,317	1,315
1 yr. CMT + 1.500%, 5.375%, due 07/20/30[1]	8,817	8,845
1 yr. CMT + 1.500%, 5.375%, due 08/20/30[1]	6,960	6,979
5.500%, due 08/15/35	6,306	6,423
5.500%, due 02/15/38	537	548
5.500%, due 04/15/38	55,334	56,579
5.500%, due 05/15/38	62,436	63,839
5.500%, due 06/15/38	39,839	40,744
5.500%, due 10/15/38	159,621	163,121
5.500%, due 11/15/38	7,462	7,632
5.500%, due 12/15/38	1,872	1,914
5.500%, due 03/15/39	24,038	24,230
5.500%, due 05/15/39	14,866	15,197
5.500%, due 09/15/39	76,510	78,226
5.500%, due 01/15/40	3,175	3,231
5.500%, due 03/15/40	95,163	97,124
5.500%, due 09/20/48	11,180	11,258
1 yr. CMT + 1.500%, 5.625%, due 04/20/27[1]	685	683
1 yr. CMT + 1.500%, 5.625%, due 04/20/30[1]	1,746	1,748
1 yr. CMT + 1.500%, 5.625%, due 05/20/30[1]	48,063	48,096
6.000%, due 10/20/38	545	564
6.500%, due 02/15/29	26	26
6.500%, due 09/20/32	440	455
6.500%, due 09/15/36	61,125	63,255
6.500%, due 02/15/37	955	976
6.500%, due 04/15/37	3,843	4,033
6.500%, due 01/15/38	4,127	4,303
6.500%, due 06/15/38	5,622	5,827
6.500%, due 11/15/38	1,390	1,485
6.500%, due 12/20/38	2,037	2,142
6.500%, due 08/20/54	412,859	427,576
9.000%, due 01/20/27	620	620
	Face amount	Value
U.S. government agency obligations—(continued)
9.000%, due 09/20/30	$492	$496
9.000%, due 10/20/30	1,392	1,417
Government National Mortgage Association, TBA 2.000%	10,000,000	7,996,980
2.500%	4,400,000	3,671,787
3.500%	1,000,000	874,092
4.000%	250,000	225,983
4.500%	11,360,000	10,638,197
5.000%	5,000,000	4,831,892
5.500%	4,500,000	4,462,294
6.500%	3,000,000	3,091,080
Uniform Mortgage-Backed Security, TBA 1.500%	3,824,000	2,955,964
2.000%	26,350,000	20,688,188
2.500%	8,850,000	7,198,705
3.000%	1,345,000	1,254,366
3.500%	1,500,000	1,409,022
4.000%	5,000,000	4,555,675
4.500%	14,500,000	13,610,932
5.000%	2,200,000	2,188,743
5.500%	31,900,000	31,610,134
6.000%	42,500,000	42,815,105
6.500%	1,500,000	1,542,421
Total U.S. government agency obligations (cost—$334,940,323)		319,470,058

Number of shares
Short-term investments—1.7%
Investment companies—1.0%
State Street Institutional U.S. Government Money Market Fund, 3.619%[6] (cost—$1,585,708)	1,585,708	1,585,708

	Face amount
Short-term U.S. Treasury obligations—0.7%
U.S. Treasury Bills 3.633% due 08/13/26[6]	$115,000	114,864
3.665% due 08/06/26[6]	143,000	142,929
3.681% due 08/06/26[6]	10,000	9,995
3.686% due 08/25/26[6]	90,000	89,784
3.692% due 08/20/26[6,7]	400,000	399,234
3.728% due 08/18/26[6,7]	200,000	199,655
3.730% due 09/08/26[6]	100,000	99,614
Total short-term U.S. treasury obligations (cost—$1,056,075)		1,056,075
Total short-term investments (cost—$2,641,783)		2,641,783

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount		Value
Options purchased—0.0%†
Put options—0.0%†
Uniform Mortgage-Backed Security, TBA strike @ 96.047, expires 09/04/26 (Counterparty: BOA)	500,000	USD	48,023,438	$2,608
Uniform Mortgage-Backed Security, TBA strike @ 96.031, expires 09/04/26 (Counterparty: GS)	2,000,000	USD	192,062,500	10,328
Uniform Mortgage-Backed Security, TBA strike @ 99.766, expires 10/06/26 (Counterparty: CITI)	1,000,000	USD	99,765,625	3,599
Uniform Mortgage-Backed Security, TBA strike @ 101.773, expires 10/06/26 (Counterparty: GS)	1,500,000	USD	152,660,156	2,548
Total put options				19,083
Total options purchased (cost—$11,504)				19,083
Swaptions purchased—1.0%
Call swaptions—0.5%
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	23,983
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	2,000,000	USD	2,000,000	137,121
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	1,800,000	USD	1,800,000	130,989
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	1,800,000	USD	1,800,000	$135,910
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	83,990
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	55,321
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	56,584
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	60,839
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	45,629
7 Year Interest Rate Swap strike @ 3.135, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	49
10 Year Interest Rate Swap strike @ 3.786, expires 08/06/26 (Counterparty: BNP; pay floating rate); underlying swap terminates 08/10/36	3,900,000	USD	3,900,000	2

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
10 Year Interest Rate Swap strike @ 3.819, expires 08/06/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/10/36	4,600,000	USD	4,600,000	$3
10 Year Interest Rate Swap strike @ 3.840, expires 08/06/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/10/36	5,300,000	USD	5,300,000	6
10 Year Interest Rate Swap strike @ 3.784, expires 09/08/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/10/36	2,000,000	USD	2,000,000	722
10 Year Interest Rate Swap strike @ 3.663, expires 09/04/26 (Counterparty: GS; pay floating rate); underlying swap terminates 09/09/36	2,100,000	USD	2,100,000	328
10 Year Interest Rate Swap strike @ 4.022, expires 10/06/26 (Counterparty: CITI; pay floating rate); underlying swap terminates 10/08/36	1,500,000	USD	1,500,000	4,737
Total call swaptions				736,213
Put swaptions—0.5%
10 Year Interest Rate Swap strike @ 4.098, expires 02/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 02/08/45	400,000	USD	400,000	41,278
10 Year Interest Rate Swap strike @ 4.400, expires 06/25/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 06/27/45	1,000,000	USD	1,000,000	95,756
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.559, expires 07/09/35 (Counterparty: DB; pay floating rate); underlying swap terminates 07/11/45	900,000	USD	900,000	$81,988
10 Year Interest Rate Swap strike @ 4.640, expires 07/23/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 07/25/45	900,000	USD	900,000	80,541
10 Year Interest Rate Swap strike @ 4.460, expires 08/06/35 (Counterparty: DB; pay floating rate); underlying swap terminates 08/08/45	1,200,000	USD	1,200,000	112,400
10 Year Interest Rate Swap strike @ 4.427, expires 08/06/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/08/45	800,000	USD	800,000	75,678
10 Year Interest Rate Swap strike @ 4.485, expires 08/07/35 (Counterparty: MSCI; pay floating rate); underlying swap terminates 08/09/45	800,000	USD	800,000	74,452
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: JPMCB; pay floating rate); underlying swap terminates 08/29/45	800,000	USD	800,000	69,817
10 Year Interest Rate Swap strike @ 4.693, expires 08/27/35 (Counterparty: BOA; pay floating rate); underlying swap terminates 08/29/45	600,000	USD	600,000	52,363
7 Year Interest Rate Swap strike @ 3.635, expires 09/14/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/16/33	1,400,000	USD	1,400,000	48,699

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
10 Year Interest Rate Swap strike @ 4.750, expires 12/07/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 12/09/36	2,100,000	USD	2,100,000	$10,620
10 Year Interest Rate Swap strike @ 4.750, expires 10/23/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/27/36	2,100,000	USD	2,100,000	6,384
10 Year Interest Rate Swap strike @ 4.750, expires 11/02/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 11/04/36	500,000	USD	500,000	1,724
10 Year Interest Rate Swap strike @ 4.750, expires 12/07/26 (Counterparty: GS; pay floating rate); underlying swap terminates 12/09/36	3,000,000	USD	3,000,000	15,171
10 Year Interest Rate Swap strike @ 4.516, expires 08/19/26 (Counterparty: GS; pay floating rate); underlying swap terminates 08/21/36	700,000	USD	700,000	935
10 Year Interest Rate Swap strike @ 4.525, expires 08/06/26 (Counterparty: GS; pay floating rate); underlying swap terminates 08/10/36	5,500,000	USD	5,500,000	725
7 Year Interest Rate Swap strike @ 4.216, expires 08/06/26 (Counterparty: GS; pay floating rate); underlying swap terminates 08/10/33	800,000	USD	800,000	1,729
7 Year Interest Rate Swap strike @ 4.166, expires 08/06/26 (Counterparty: CITI; pay floating rate); underlying swap terminates 08/10/33	600,000	USD	600,000	2,216
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
7 Year Interest Rate Swap strike @ 4.216, expires 09/04/26 (Counterparty: GS; pay floating rate); underlying swap terminates 09/09/33	400,000	USD	400,000	$2,471
7 Year Interest Rate Swap strike @ 4.206, expires 09/04/26 (Counterparty: GS; pay floating rate); underlying swap terminates 09/09/33	700,000	USD	700,000	4,524
7 Year Interest Rate Swap strike @ 4.230, expires 09/04/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/09/33	300,000	USD	300,000	1,739
10 Year Interest Rate Swap strike @ 4.469, expires 09/04/26 (Counterparty: GS; pay floating rate); underlying swap terminates 09/09/36	1,700,000	USD	1,700,000	5,952
10 Year Interest Rate Swap strike @ 4.474, expires 09/04/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/09/36	1,700,000	USD	1,700,000	5,798
10 Year Interest Rate Swap strike @ 4.463, expires 09/04/26 (Counterparty: GS; pay floating rate); underlying swap terminates 09/09/36	1,700,000	USD	1,700,000	6,119
10 Year Interest Rate Swap strike @ 4.470, expires 09/04/26 (Counterparty: DB; pay floating rate); underlying swap terminates 09/09/36	1,700,000	USD	1,700,000	5,908
10 Year Interest Rate Swap strike @ 4.437, expires 09/04/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/09/36	1,700,000	USD	1,700,000	6,974

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Put swaptions—(continued)
7 Year Interest Rate Swap strike @ 4.352, expires 09/14/26 (Counterparty: MSCI; pay floating rate); underlying swap terminates 09/16/33	1,700,000	USD	1,700,000	$6,562
10 Year Interest Rate Swap strike @ 4.437, expires 10/09/26 (Counterparty: BNP; pay floating rate); underlying swap terminates 10/14/36	1,000,000	USD	1,000,000	7,288
7 Year Interest Rate Swap strike @ 4.341, expires 09/21/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 09/23/33	10,600,000	USD	10,600,000	48,786
10 Year Interest Rate Swap strike @ 4.535, expires 10/06/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/08/36	1,000,000	USD	1,000,000	4,818
5 Year Interest Rate Swap strike @ 4.336, expires 10/27/26 (Counterparty: BOA; pay floating rate); underlying swap terminates 10/29/31	1,700,000	USD	1,700,000	8,296
7 Year Interest Rate Swap strike @ 4.622, expires 10/06/26 (Counterparty: CITI; pay floating rate); underlying swap terminates 10/08/33	2,100,000	USD	2,100,000	4,653
Total put swaptions				892,364
Total swaptions purchased (cost—$1,800,830)				1,628,577
Total investments before investments sold short—221.9% (cost—$372,380,391)				352,410,572
	Number of shares	Value
Investments sold short—(60.7)%
U.S. government agency obligations—(60.7)%
Government National Mortgage Association, TBA 3.000%	(3,000,000)	$(2,600,049)
Uniform Mortgage-Backed Security, TBA 3.000%	(26,450,000)	(22,480,437)
3.500%	(16,250,000)	(14,380,616)
4.000%	(15,100,000)	(13,749,275)
4.000%	(5,000,000)	(4,555,675)
4.500%	(12,500,000)	(11,733,563)
4.500%	(800,000)	(781,090)
5.000%	(14,400,000)	(13,877,583)
5.500%	(12,300,000)	(12,167,012)
Total U.S. government agency obligations (proceeds—$(97,501,222))		(96,325,300)
Total investments sold short (proceeds—$(97,501,222))		(96,325,300)
Total investments—161.2% (cost—$274,879,169)		256,085,272
Liabilities in excess of other assets—(61.2)%		(97,263,575)
Net assets—100.0%		$158,821,697

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

	Face amount	Value
Reverse repurchase agreement—(35.5)%
Reverse repurchase agreement dated 07/31/26 with Deutsche Bank Securities, Inc., 3.760% to be repurchased 08/13/26 for $(28,313,904), collateralized by $10,370,922 Government Mortgage Association Obligation, 2.500% to 3.500% due 09/20/51 to 02/20/56 and $21,534,426 Federal National Mortgage Association Obligations, 2.500% to 6.000% due 08/01/43 to 05/01/55: (value—$31,905,348); (proceeds—$(28,284,362))	$(28,284,362)	$(28,284,362)
Reverse repurchase agreement dated 07/27/26 with Deutsche Bank Securities, Inc., 3.820% to be repurchased 08/03/26 for $(28,143,124), collateralized by $10,370,922 Government Mortgage Association Obligation, 2.500% to 3.500% due 09/20/51 to 02/20/56 and $21,534,426 Federal National Mortgage Association Obligations, 2.500% to 6.000% due 08/01/43 to 05/01/55: (value—$31,905,348); (proceeds—$(28,122,235))	(28,122,235)	(28,122,235)
Total reverse repurchase agreement (cost—$(56,406,597))		$(56,406,597)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	202,375,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.188	JPMCB	08/06/26	$(3,125)	$(1)	$3,124
USD	50,923,828	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.848	CITI	08/06/26	(1,602)	(59)	1,543
USD	572,296,875	6,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 95.383	GS	08/06/26	(12,422)	(1)	12,421
USD	666,312,500	7,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 95.188	GS	08/06/26	(14,219)	(1)	14,218
USD	94,921,875	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 94.922	CITI	08/06/26	(2,656)	—	2,656
USD	94,906,250	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 94.906	GS	08/06/26	(3,203)	—	3,203
USD	193,750,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.875	GS	08/06/26	(5,937)	(2)	5,935
USD	94,039,063	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 94.039	GS	08/06/26	(2,187)	(4)	2,183
USD	300,562,500	3,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.188	JPMCB	09/04/26	(3,516)	(182)	3,334
USD	152,203,125	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.469	JPMCB	09/04/26	(5,859)	(3,511)	2,348
USD	298,265,625	3,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 99.422	BOA	09/08/26	(5,625)	(639)	4,986
USD	193,000,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.500	GS	10/06/26	(6,875)	(3,162)	3,713
USD	450,984,375	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.219	GS	10/06/26	(9,844)	(8,566)	1,278
USD	450,843,750	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.188	JPMCB	10/06/26	(9,844)	(8,879)	965
USD	152,390,625	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.594	JPMCB	10/06/26	(2,930)	(4,176)	(1,246)
USD	191,500,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 95.750	BOA	10/06/26	(7,500)	(5,641)	1,859
USD	49,984,375	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 99.969	JPMCB	10/06/26	(1,172)	(1,260)	(88)
USD	40,000,000	400,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.000	JPMCB	10/06/26	(937)	(974)	(37)
USD	192,375,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 96.188	GS	10/06/26	(6,875)	(4,043)	2,832
USD	159,082,813	1,700,000	Uniform Mortgage-Backed Security, TBA, strike @ 93.578	GS	10/06/26	(5,180)	(4,157)	1,023
USD	46,312,500	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.625	GS	10/06/26	(2,891)	(2,333)	558
USD	46,285,156	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.570	BOA	10/06/26	(2,812)	(2,417)	395
Total						$(117,211)	$(50,008)	$67,203

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Options written—(continued)

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	198,375,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 99.188	JPMCB	08/06/26	$(5,625)	$(6,318)	$(693)
USD	50,923,828	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.848	CITI	08/06/26	(1,601)	(3,495)	(1,894)
USD	50,734,375	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.469	JPMCB	08/06/26	(586)	(1,861)	(1,275)
USD	138,046,875	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.031	JPMCB	08/06/26	(5,391)	(11,481)	(6,090)
USD	325,117,187	3,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.891	GS	08/06/26	(14,082)	(54,220)	(40,138)
USD	202,000,000	2,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.000	JPMCB	09/04/26	(3,359)	(9,430)	(6,071)
USD	152,203,125	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.469	JPMCB	09/04/26	(5,859)	(10,696)	(4,837)
USD	135,609,375	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 90.406	GS	09/04/26	(4,336)	(7,081)	(2,745)
USD	135,621,094	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 90.414	JPMCB	09/04/26	(4,336)	(7,113)	(2,777)
USD	135,703,125	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 90.469	GS	09/04/26	(4,336)	(7,339)	(3,003)
USD	135,597,656	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 90.398	JPMCB	09/04/26	(4,219)	(7,050)	(2,831)
USD	136,031,250	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 90.688	JPMCB	09/04/26	(3,809)	(8,320)	(4,511)
USD	151,546,875	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.031	BOA	09/08/26	(3,047)	(7,422)	(4,375)
USD	151,500,000	1,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 101.000	GS	10/06/26	(5,391)	(11,043)	(5,652)
USD	92,906,250	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 92.906	MSCI	10/06/26	(4,219)	(7,171)	(2,952)
USD	441,984,375	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.219	GS	10/06/26	(17,226)	(27,409)	(10,183)
USD	441,843,750	4,500,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.188	JPMCB	10/06/26	(17,402)	(26,984)	(9,582)
USD	91,875,000	1,000,000	Uniform Mortgage-Backed Security, TBA, strike @ 91.875	GS	10/06/26	(4,375)	(4,677)	(302)
USD	48,984,375	500,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.969	JPMCB	10/06/26	(1,758)	(2,691)	(933)
USD	39,200,000	400,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.000	JPMCB	10/06/26	(1,406)	(2,186)	(780)
USD	227,789,844	2,300,000	Uniform Mortgage-Backed Security, TBA, strike @ 99.039	JPMCB	10/06/26	(3,594)	(5,721)	(2,127)
Total						$(115,957)	$(229,708)	$(113,751)
Total options written						$(233,168)	$(279,716)	$(46,548)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Swaptions written

Notional amount (000)		Number of contracts	Put swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	3,163	700,000	5 Year Interest Rate Swap strike @ 4.518 terminating 10/08/31	BOA	Pay	10/06/26	$(1,757)	$(1,521)	$236
USD	4,074	900,000	5 Year Interest Rate Swap strike @ 4.527 terminating 10/08/31	BOA	Pay	10/06/26	(2,160)	(1,900)	260
Total							$(3,917)	$(3,421)	$496

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
1	USD	U.S. Treasury Note 5 Year Futures	September 2026	$106,580	$105,976	$(604)
215	USD	U.S. Treasury Note 10 Year Futures	September 2026	23,477,845	23,220,000	(257,845)
21	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	2,331,020	2,303,766	(27,254)
Total				$25,915,445	$25,629,742	$(285,703)
U.S. Treasury futures sell contracts:
15	USD	U.S. Treasury Note 2 Year Futures	September 2026	$(3,096,310)	$(3,084,140)	$12,170
Total				$(3,096,310)	$(3,084,140)	$12,170
Net unrealized appreciation (depreciation)						$(273,533)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	5,000	12/18/26	Annual	1 day USD SOFR	3.750%	$433	$(4,980)
USD	3,000	12/21/27	Annual	2.000%	1 day USD SOFR	116,068	57,570
USD	4,400	03/20/29	Annual	4.250	1 day USD SOFR	(23,257)	48,175
USD	4,200	04/10/29	Annual	1 day USD SOFR	3.940	(16,010)	(16,010)
USD	17,500	06/15/29	Annual	1 day USD SOFR	1.750	(1,163,008)	(622,166)
USD	2,300	11/09/29	Annual	3.205	1 day USD SOFR	72,789	72,789
USD	2,300	11/09/29	Annual	3.218	1 day USD SOFR	71,703	71,703
USD	2,400	11/09/29	Annual	3.217	1 day USD SOFR	74,866	74,866
USD	4,200	12/18/29	Annual	1 day USD SOFR	3.750	(47,042)	(84,597)
USD	1,300	12/21/29	Annual	2.000	1 day USD SOFR	100,220	44,961
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	29,225	29,225
USD	1,400	03/08/30	Annual	3.513	1 day USD SOFR	29,251	29,251
USD	500	03/08/30	Annual	3.635	1 day USD SOFR	8,163	8,163
USD	2,900	04/10/30	Annual	1 day USD SOFR	3.560	(56,424)	(56,424)
USD	2,900	05/08/30	Annual	1 day USD SOFR	3.560	(57,234)	(57,234)
USD	400	05/08/30	Annual	1 day USD SOFR	3.546	(8,098)	(8,098)
USD	6,400	06/21/30	Annual	3.000	1 day USD SOFR	262,044	214,586
USD	350	07/10/30	Annual	1 day USD SOFR	3.740	(4,825)	(4,825)

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,200	10/06/30	Annual	1 day USD SOFR	4.123%	$6,568	$6,568
USD	4,900	10/10/30	Annual	4.185%	1 day USD SOFR	(28,840)	(28,840)
USD	1,300	10/10/30	Annual	1 day USD SOFR	4.145	5,236	5,236
USD	3,000	10/10/30	Annual	1 day USD SOFR	4.135	10,688	10,688
USD	3,200	10/10/30	Annual	1 day USD SOFR	4.118	8,799	8,799
USD	3,900	10/10/30	Annual	1 day USD SOFR	4.155	17,519	17,519
USD	500	10/10/30	Annual	1 day USD SOFR	4.320	6,079	6,079
USD	3,700	11/08/30	Annual	1 day USD SOFR	4.012	(7,928)	(7,928)
USD	4,000	11/08/30	Annual	1 day USD SOFR	4.180	22,547	22,547
USD	1,000	11/08/30	Annual	1 day USD SOFR	4.192	6,192	6,192
USD	7,000	12/20/30	Annual	3.500	1 day USD SOFR	183,330	178,662
USD	2,200	12/22/30	Annual	3.550	1 day USD SOFR	52,272	52,272
USD	4,300	01/10/31	Annual	1 day USD SOFR	3.705	(72,276)	(72,276)
USD	1,100	03/12/31	Annual	3.710	1 day USD SOFR	19,070	19,070
USD	1,200	04/08/31	Annual	1 day USD SOFR	3.990	(5,912)	(5,912)
USD	1,800	04/08/31	Annual	1 day USD SOFR	3.959	(11,409)	(11,409)
USD	2,200	04/09/31	Annual	3.013	1 day USD SOFR	108,769	108,768
USD	2,300	04/15/31	Annual	3.170	1 day USD SOFR	97,374	97,374
USD	1,600	04/26/31	Annual	3.232	1 day USD SOFR	63,423	63,423
USD	5,100	06/10/31	Annual	1 day USD SOFR	3.916	(46,896)	(46,896)
USD	7,600	06/20/31	Annual	3.750	1 day USD SOFR	129,757	62,570
USD	3,300	02/07/32	Annual	3.480	1 day USD SOFR	111,464	111,464
USD	1,400	06/08/32	Annual	2.451	1 day USD SOFR	126,160	126,160
USD	7,100	06/15/32	Annual	1.750	1 day USD SOFR	907,998	329,524
USD	500	06/15/32	Annual	1.750	1 day USD SOFR	63,708	41,948
USD	4,000	06/15/32	Annual	2.553	1 day USD SOFR	339,067	339,067
USD	3,000	06/18/32	Annual	1 day USD SOFR	3.250	(144,639)	(79,106)
USD	2,300	09/16/32	Annual	2.998	1 day USD SOFR	160,476	160,476
USD	3,400	09/17/32	Annual	3.750	1 day USD SOFR	79,039	152,677
USD	5,500	10/06/32	Annual	3.275	1 day USD SOFR	288,264	288,263
USD	2,800	11/28/32	Annual	3.368%	1 day USD SOFR	130,886	130,886
USD	3,300	12/17/32	Annual	3.750	1 day USD SOFR	78,356	145,117
USD	600	12/21/32	Annual	2.000	1 day USD SOFR	79,364	32,308
USD	1,400	03/08/33	Annual	3.453	1 day USD SOFR	59,713	59,713
USD	3,100	03/08/33	Annual	3.505	1 day USD SOFR	122,219	122,219
USD	1,000	03/08/33	Annual	1 day USD SOFR	3.510	(39,118)	(39,118)
USD	700	03/18/33	Annual	3.750	1 day USD SOFR	17,676	29,238
USD	1,800	05/20/33	Annual	1 day USD SOFR	3.724	(48,847)	(48,847)
USD	400	06/02/33	Annual	3.900	1 day USD SOFR	6,663	6,663
USD	700	06/08/33	Annual	3.260	1 day USD SOFR	38,961	38,961
USD	4,000	07/16/33	Annual	1 day USD SOFR	3.780	(98,815)	(98,815)
USD	5,600	12/20/33	Annual	1 day USD SOFR	3.500	(260,573)	(132,230)
USD	8,500	06/20/34	Annual	3.750	1 day USD SOFR	275,479	70,126
USD	1,200	12/18/34	Annual	3.750	1 day USD SOFR	41,830	77,310
USD	2,200	03/19/35	Annual	3.250	1 day USD SOFR	163,676	40,515

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[8]	Payments received by the portfolio[8]	Value	Unrealized appreciation (depreciation)
USD	2,400	06/18/35	Annual	3.250%	1 day USD SOFR	$181,764	$93,581
USD	2,600	09/17/35	Annual	3.750	1 day USD SOFR	100,900	142,972
USD	5,500	09/17/35	Annual	3.750	1 day USD SOFR	220,843	264,709
USD	1,000	03/18/36	Annual	4.000	1 day USD SOFR	22,099	51,993
USD	100	06/17/36	Annual	3.750	1 day USD SOFR	4,456	2,576
Total						$2,982,295	$2,749,811

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$2,719,547	$70,042	$2,789,589
Mortgage-backed securities	—	25,861,482	—	25,861,482
U.S. government agency obligations	—	319,470,058	—	319,470,058
Short-term investments	1,585,708	—	—	1,585,708
Short-term U.S. Treasury obligations	—	1,056,075	—	1,056,075
Options purchased	—	19,083	—	19,083
Swaptions purchased	—	1,628,577	—	1,628,577
Futures contracts	12,170	—	—	12,170
Swap agreements	—	5,123,446	—	5,123,446
Total	$1,597,878	$355,878,268	$70,042	$357,546,188
Liabilities
U.S. government agency obligations	$—	$(96,325,300)	$—	$(96,325,300)
Reverse Repurchase Agreement	—	(56,406,597)	—	(56,406,597)
Options written	—	(279,716)	—	(279,716)
Swaptions written	—	(3,421)	—	(3,421)
Futures contracts	(285,703)	—	—	(285,703)
Swap agreements	—	(2,141,151)	—	(2,141,151)
Total	$(285,703)	$(155,156,185)	$—	$(155,441,888)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

PACE Mortgage-Backed Securities Fixed Income Investments

Portfolio of investments—July 31, 2026

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $5,509,748, represented 3.5% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Zero coupon bond.

6  Rate shown reflects yield at July 31, 2026.

7  Security, or portion thereof, pledged as collateral for investments sold short, reverse repurchase agreements, written options, futures and/or swap agreements.

8  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—15.9%
Adams Outdoor Advertising LP, Series 2026-1, Class A2, 5.953%, due 07/20/56[1]	$610,000	$610,556
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[1]	1,620,000	1,637,140
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.980%, due 07/17/37[1]	480,000	474,234
Series 2026-1CON, Class B, 5.300%, due 06/17/37[1]	780,000	773,824
Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, due 09/15/39[1]	814,206	810,219
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[1]	1,105,046	1,092,865
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[1]	877,125	878,660
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[1]	1,830,000	1,869,837
College Avenue Student Loans LLC, Series 2021-A, Class A1, 1 mo. USD Term SOFR + 1.214%, 4.939%, due 07/25/51[1,2]	29,700	29,714
Series 2021-B, Class A2, 1.760%, due 06/25/52[1]	40,692	36,444
Series 2021-C, Class A1, 1 mo. USD Term SOFR + 1.014%, 4.739%, due 07/26/55[1,2]	127,737	126,952
Series 2021-C, Class B, 2.720%, due 07/26/55[1]	56,571	51,461
Series 2021-C, Class A2, 2.320%, due 07/26/55[1]	64,345	58,415
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.960%, due 06/16/36[1]	1,740,000	1,721,255
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[1]	995,000	981,771
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[1]	807,450	797,139
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, due 11/25/45[1]	31,112	29,124
Flexential Issuer LLC, Series 2025-1A, Class A2, 6.030%, due 10/25/60[1]	940,000	930,315
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, due 07/20/48[1]	132,652	108,046
Series 2021-5CS, Class A, 2.310%, due 10/20/48[1]	74,715	61,006
	Face amount	Value
Asset-backed securities—(continued)
Lendmark Funding Trust, Series 2021-1A, Class A, 1.900%, due 11/20/31[1]	$156,863	$154,200
Series 2024-2A, Class A, 4.470%, due 02/21/34[1]	1,280,000	1,271,769
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.860%, due 03/20/36[1]	86,991	86,138
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.640%, due 01/20/53[1]	119,722	103,554
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 1 mo. USD Term SOFR + 1.164%, 4.841%, due 12/15/59[1,2]	58,758	58,793
Series 2020-IA, Class B, 2.950%, due 04/15/69[1]	100,000	85,394
Series 2021-A, Class A, 0.840%, due 05/15/69[1]	26,844	24,609
Series 2021-DA, Class A, U.S. (Fed) Prime Rate + -1.990%, 4.760%, due 04/15/60[1,2]	159,646	155,183
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.360%, due 04/20/62[1]	169,243	160,990
Series 2021-BA, Class AFL, 1 mo. USD Term SOFR + 0.894%, 4.564%, due 04/20/62[1,2]	242,909	241,799
Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%, 4.524%, due 04/20/62[1,2]	157,277	156,511
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[1]	1,150,000	931,512
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[1]	1,090,000	1,095,024
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[1]	1,227,147	1,236,229
Palmer Square Loan Funding Ltd., Series 2026-1A, Class A1, 3 mo. USD Term SOFR + 1.000%, 4.694%, due 07/15/34[1,2]	1,215,000	1,216,493
Prodigy Finance DAC, Series 2021-1A, Class A, 1 mo. USD Term SOFR + 1.364%, 5.089%, due 07/25/51[1,2]	44,269	44,168
QTS Issuer ABS II LLC, Series 2026-1A, Class A2, 5.364%, due 01/05/56[1]	560,000	546,654
Regional Management Issuance Trust, Series 2021-2, Class A, 1.900%, due 08/15/33[1]	245,000	240,184
Series 2025-2, Class A, 4.590%, due 11/16/37[1]	950,000	942,522

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—(continued)
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[1]	$1,490,000	$1,491,002
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[1]	1,370,000	1,351,772
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	1,605,561	1,622,907
SLM Private Education Loan Trust, Series 2010-C, Class A5, 1 mo. USD Term SOFR + 4.864%, 8.541%, due 10/15/41[1,2]	225,350	233,570
SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD Term SOFR + 0.914%, 4.591%, due 02/15/36[1,2]	23,434	23,429
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864%, 4.541%, due 11/15/35[1,2]	46,114	46,084
Series 2021-A, Class A2A1, 1 mo. USD Term SOFR + 0.844%, 4.521%, due 01/15/53[1,2]	257,826	255,369
Series 2021-A, Class B, 2.310%, due 01/15/53[1]	17,088	16,585
Series 2021-C, Class APT1, 1.390%, due 01/15/53[1]	82,288	74,989
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.950%, due 02/15/46[1]	42,302	39,599
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.000%, due 03/27/56[1]	1,060,000	1,017,167
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[1]	994,075	937,876
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[1]	30,993	31,272
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[1]	790,000	789,400
Total asset-backed securities (cost—$29,635,790)		29,761,724
Corporate bonds—44.1%
Airlines—0.1%
Air Canada Pass-Through Trust Series 2017-1, Class AA, 3.300%, due 01/15/30[1]	33,062	31,229
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.000%, due 10/15/28	70,813	68,405
Series AA, Class AA, 3.575%, due 01/15/28	36,713	36,170
Series AA, Class AA, 3.650%, due 02/15/29	23,268	22,688
	Face amount	Value
Corporate bonds—(continued)
Airlines—(continued)
United Airlines Pass-Through Trust Series AA, Class AA, 2.700%, due 05/01/32	$35,292	$31,935
Series 2015-1, Class AA, 3.450%, due 12/01/27	24,274	23,802
Series AA, Class AA, 3.500%, due 03/01/30	12,418	11,929
Series AA, Class AA, 4.150%, due 08/25/31	45,850	44,202
		270,360
Apparel—0.3%
William Carter Co. 7.375%, due 02/15/31[1]	475,000	487,073
Auto manufacturers—0.4%
Hyundai Capital America 4.250%, due 09/18/28[1]	675,000	666,032
Banks—11.2%
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]	1,500,000	1,501,519
5.398%, due 11/29/27[1]	1,260,000	1,274,021
Bank of America Corp. (fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[2]	840,000	837,794
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[2,3]	1,150,000	1,143,006
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[2]	1,400,000	1,394,089
BNP Paribas SA (fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[1,2]	600,000	599,010
Fifth Third Bank NA (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[2]	1,280,000	1,263,393
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[2]	1,800,000	1,656,729
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[2]	905,000	933,136
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[2]	647,000	644,905
JPMorgan Chase & Co. (fixed, converts to FRN on 02/01/27), 3.782%, due 02/01/28[2]	793,000	789,809
Keybank National Association Series BKNT, 5.850%, due 11/15/27	1,080,000	1,094,884
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[2]	1,420,000	1,412,672

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Group PLC 1 day USD SOFR + 1.300%, 4.930%, due 11/15/28[2]	$940,000	$946,884
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[2,3]	775,000	772,036
Santander Holdings USA, Inc. (fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[2]	755,000	772,580
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[1]	680,000	689,149
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[2,4]	555,000	563,575
Truist Financial Corp. (fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[2]	1,370,000	1,363,597
Wells Fargo & Co. (fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]	1,525,000	1,387,095
		21,039,883
Chemicals—0.5%
Olin Corp. 6.625%, due 04/01/33[1]	885,000	866,054
Commercial services—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[1]	625,000	634,234
PayPal Holdings, Inc. 4.950%, due 06/01/31	580,000	574,256
		1,208,490
Computers—0.2%
Accenture Capital, Inc. 5.300%, due 07/10/33	400,000	398,032
Diversified financial services—2.4%
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[2]	1,400,000	1,402,603
(fixed, converts to FRN on 05/10/32), 5.268%, due 05/10/33[2]	164,000	162,499
Compeer Financial ACA Series QIB, (fixed, converts to FRN on 02/15/31), 7.875%, due 02/15/31[1,2,3]	810,000	822,150
National Funding, Inc. 9.000%, due 04/30/31[1]	430,000	404,865
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 7.750%, due 05/15/31[1]	610,000	603,087
Stonebriar ABF Issuer LLC 7.000%, due 08/15/31[1]	390,000	390,294
8.125%, due 12/15/30[1]	730,000	760,057
		4,545,555
	Face amount	Value
Corporate bonds—(continued)
Electric—1.8%
Appalachian Power Recovery Funding LLC Series A-1, 4.961%, due 10/01/35	$400,000	$396,767
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[1]	1,110,000	1,089,089
MidAmerican Energy Co. 3.650%, due 04/15/29	204,000	198,868
Southern California Edison Co. 5.950%, due 11/01/32	585,000	603,139
XPLR Infrastructure Operating Partners LP 8.625%, due 03/15/33[1]	1,020,000	1,089,753
		3,377,616
Food—0.4%
Mars, Inc. 5.000%, due 03/01/32[1]	795,000	792,490
Gas—0.3%
Southern California Gas Co. 5.450%, due 06/15/35	530,000	531,885
Healthcare-services—0.8%
Centene Corp. 3.000%, due 10/15/30	1,095,000	984,023
Sutter Health Series 2025, 5.213%, due 08/15/32	580,000	583,828
		1,567,851
Insurance—9.9%
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[2]	870,000	869,081
American National Global Funding 4.625%, due 12/15/28[1]	550,000	543,518
5.250%, due 06/03/30[1]	685,000	680,081
5.550%, due 01/28/30[1]	565,000	567,872
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[1,2]	465,000	464,278
Athene Global Funding 4.721%, due 10/08/29[1]	675,000	663,643
5.033%, due 07/17/30[1]	1,025,000	1,010,553
5.133%, due 06/01/29[1]	530,000	529,326
Bowhead Specialty Holdings, Inc. 7.750%, due 12/01/30	465,000	453,713
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[2]	1,280,000	1,294,707
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[1]	425,000	430,507
Enstar Group Ltd. (fixed, converts to FRN on 07/15/36), 6.693%, due 07/15/37[1,2]	570,000	556,622
(fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[1,2]	600,000	625,062
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,110,000	2,160,885

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
Global Atlantic Fin Co. (fixed, converts to FRN on 10/15/26), 4.700%, due 10/15/51[1,2]	$340,000	$335,637
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	395,000	395,354
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	800,000	812,144
Pelagos Insurance Capital Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[2]	645,000	672,357
Sammons Financial Group Global Funding 5.100%, due 06/22/31[1]	685,000	676,407
SiriusPoint Ltd. 7.000%, due 04/05/29	795,000	824,909
Stewart Information Services Corp. 3.600%, due 11/15/31	1,030,000	905,092
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	2,600,000	2,574,904
Universal Insurance Holdings, Inc. Series QIB, 7.750%, due 06/30/31[1]	465,000	464,993
		18,511,645
Internet—2.5%
Alphabet, Inc. 4.400%, due 02/15/33	495,000	474,829
Amazon.com, Inc. 4.550%, due 03/13/33	450,000	434,757
5.100%, due 07/09/33	1,270,000	1,258,200
Beignet Investor LLC 6.581%, due 05/30/49[1]	940,000	911,295
Meta Platforms, Inc. 4.600%, due 11/15/32	955,000	919,285
Sopaipilla Investor LLC 7.534%, due 11/30/48[1]	560,000	580,431
		4,578,797
Investment companies—4.8%
BlackRock TCP Capital Corp. 6.950%, due 05/30/29	440,000	435,183
Blackstone Private Credit Fund 3.250%, due 03/15/27	209,000	206,769
7.300%, due 11/27/28	1,525,000	1,574,819
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	710,000	723,865
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28	395,000	395,011
6.125%, due 01/23/31[4]	505,000	485,125
Drawbridge Special Opportunities Fund LP/ Drawbridge Special Opportunities Finance 5.950%, due 09/17/30[1]	640,000	613,726
Franklin BSP Capital Corp. 6.000%, due 10/02/30[1]	425,000	411,705
	Face amount	Value
Corporate bonds—(continued)
Investment companies—(continued)
Golub Capital BDC, Inc. 6.250%, due 06/01/31	$535,000	$526,811
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34	1,085,000	1,088,693
6.750%, due 07/15/35	990,000	1,011,508
HPS Corporate Lending Fund 6.300%, due 08/19/31[1]	490,000	484,396
Oaktree Strategic Credit Fund 6.500%, due 07/23/29	1,060,000	1,066,141
		9,023,752
Media—0.1%
Nexstar Media, Inc. 6.500%, due 09/15/33[1]	245,000	243,744
Oil & gas—0.8%
Sunoco LP 5.375%, due 07/15/31[1]	525,000	514,975
7.000%, due 05/01/29[1]	915,000	934,925
		1,449,900
Pharmaceuticals—0.5%
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, due 04/30/31[1]	965,000	955,117
Real estate investment trusts—2.2%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[1]	1,790,000	1,736,300
SBA Tower Trust 6.599%, due 01/15/28[1]	2,300,000	2,319,525
		4,055,825
Retail—0.4%
Macy's Retail Holdings LLC 5.875%, due 03/15/30[1]	277,000	275,004
7.375%, due 08/01/33[1]	495,000	515,092
		790,096
Savings & loans—0.2%
Axos Financial, Inc. (fixed, converts to FRN on 10/01/30), 7.000%, due 10/01/35[2]	430,000	439,675
Semiconductors—0.2%
NVIDIA Corp. 4.950%, due 06/15/36	430,000	411,432
Software—1.1%
CoreWeave, Inc. 9.000%, due 02/01/31[1,4]	430,000	388,158
9.250%, due 06/01/30[1]	330,000	308,404
Salesforce, Inc. 5.550%, due 03/15/36	1,400,000	1,365,182
		2,061,744

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Telecommunications—2.0%
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[1]	$1,050,000	$1,101,428
ELK Grove Village Property LLC 7.500%, due 06/15/31[1]	950,000	915,090
PR RNO Property Owner 1 LLC 6.500%, due 05/01/31[1]	800,000	753,295
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.700%, due 04/15/36[1]	980,000	896,130
		3,665,943
Venture capital—0.3%
Hercules Capital, Inc. 5.350%, due 02/10/29[4]	545,000	537,693
Total corporate bonds (cost—$82,064,034)		82,476,684
Loan assignments—14.5%
Agriculture—0.4%
AAG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 4.500%, 8.323%, due 10/31/31[2]	789,750	789,750
Airlines—0.9%
American Airlines, Inc. 3 mo. USD Term SOFR + 2.250%, 5.979%, due 04/20/28[2]	173,246	173,152
3 mo. USD Term SOFR + 2.750%, 6.479%, due 05/28/32[2]	528,312	528,122
United Airlines, Inc. 1 mo. USD Term SOFR + 1.750%, 5.481%, due 02/22/31[2]	963,869	960,496
		1,661,770
Chemicals—0.8%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.244%, due 08/18/28[2]	1,000,432	948,410
Mativ Holdings, Inc. 1 mo. USD Term SOFR + 4.500%, 8.231%, due 04/04/33[2]	460,000	459,425
		1,407,835
Commercial services—1.5%
Priority Holdings LLC 1 mo. USD Term SOFR + 3.750%, 7.481%, due 08/02/32[2]	1,028,422	1,014,929
System One Holdings LLC 1 mo. USD Term SOFR + 3.500%, 7.231%, due 03/02/28[2]	1,690,971	1,690,261
		2,705,190
Distribution/wholesale—0.3%
Gloves Buyer, Inc. 3 mo. USD Term SOFR + 3.750%, 7.483%, due 05/21/32[2]	527,350	527,735
	Face amount	Value
Loan assignments—(continued)
Diversified financial services—0.6%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.250%, 7.981%, due 08/21/30[2]	$1,204,616	$1,179,319
Electric—0.9%
Eastern Power LLC 1 mo. USD Term SOFR + 4.750%, 8.481%, due 04/03/29[2]	1,322,024	1,325,607
Solebury Borrower I LLC 0.000%, due 07/29/33[5]	370,000	369,075
		1,694,682
Environmental control—0.3%
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 2.750%, 6.482%, due 10/24/31[2]	614,227	613,766
Health care products—1.2%
Hologic, Inc. 3 mo. USD Term SOFR + 2.000%, 5.745%, due 04/09/29[2]	1,010,000	997,375
McKesson Medical-Surgical Top Holdings, Inc. 3 mo. USD Term SOFR + 2.250%, 5.982%, due 06/09/32[2]	225,000	225,000
Medline Borrower LP 1 mo. USD Term SOFR + 1.500%, 5.231%, due 05/30/33[2]	1,087,635	1,083,306
		2,305,681
Healthcare-services—1.1%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 5.482%, due 01/02/31[2]	975,150	977,178
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 7.573%, due 12/31/30[2]	135,055	135,021
3 mo. USD Term SOFR + 4.600%, 8.684%, due 12/31/30[2]	1,119,519	960,783
		2,072,982
Internet—0.2%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 6.994%, due 11/12/27[2]	516,797	352,161
Machinery-diversified—0.5%
LSF12 Helix Parent LLC 1 mo. USD Term SOFR + 3.500%, 7.231%, due 02/10/33[2]	900,969	890,274
Media—1.2%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.231%, due 08/18/31[2]	1,051,275	1,031,563
Nexstar Media, Inc. 1 mo. USD Term SOFR + 2.500%, 6.231%, due 06/28/32[2]	723,620	720,458

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Loan assignments—(continued)
Media—(continued)
Versant Media Group, Inc. 3 mo. USD Term SOFR + 3.500%, 7.232%, due 01/30/31[2]	$530,000	$532,947
		2,284,968
Miscellaneous manufacturers—0.3%
CoorsTek, Inc. 3 mo. USD Term SOFR + 2.500%, 6.228%, due 10/28/32[2]	443,888	445,552
Oil & gas—0.2%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 1.750%, 5.417%, due 02/11/30[2]	370,313	369,850
Pharmaceuticals—0.4%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 5.981%, due 05/05/28[2]	816,677	818,466
Pipelines—1.5%
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 2.250%, 5.982%, due 09/18/31[2]	1,576,000	1,576,993
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.000%, 5.731%, due 02/22/30[2]	1,140,570	1,140,570
		2,717,563
Real estate investment trusts—0.4%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 1.750%, 5.481%, due 11/18/27[2]	738,516	736,898
Software—0.3%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 6.982%, due 07/06/29[2]	1,121,401	575,279
Telecommunications—1.0%
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 5.981%, due 09/20/30[2]	1,061,321	1,061,172
QTS Thunder Managing Issuer LLC 3 mo. USD Term SOFR + 2.250%, 6.025%, due 07/22/33[2,5]	880,000	866,800
		1,927,972
Transportation—0.5%
Stonepeak Nile Parent LLC 3 mo. USD Term SOFR + 2.000%, 5.657%, due 04/09/32[2]	982,537	980,081
Total loan assignments (cost—$28,003,336)		27,057,774
	Face amount	Value
Mortgage-backed securities—10.4%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756%, due 05/15/53[1]	$465,000	$431,281
BAHA Trust, Series 2024-MAR, Class B, 6.841%, due 12/10/41[1,2]	1,090,000	1,119,753
Bank, Series 2022-BNK42, Class A5, 4.493%, due 06/15/55[2]	220,000	210,741
BBCMS Mortgage Trust, Series 2019-C3, Class B, 4.096%, due 05/15/52	90,000	82,844
Benchmark Mortgage Trust, Series 2019-B15, Class B, 3.564%, due 12/15/72	210,000	179,261
Series 2019-B15, Class C, 3.712%, due 12/15/72[2]	111,000	89,237
Series 2022-B35, Class A5, 4.442%, due 05/15/55[2]	270,000	256,260
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, 1 mo. USD Term SOFR + 1.400%, 5.076%, due 02/15/43[1,2]	970,000	972,728
Series 2026-LP3, Class B, 1 mo. USD Term SOFR + 1.550%, 5.226%, due 04/15/43[1,2]	614,179	616,482
BX Trust, Series 2026-OPTM, Class A, 1 mo. USD Term SOFR + 1.200%, 4.876%, due 03/15/39[1,2]	490,000	488,478
Series 2026-RISE, Class A, 1 mo. USD Term SOFR + 1.300%, 4.976%, due 04/15/41[1,2]	910,000	911,138
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class B, 3.500%, due 01/15/53[2]	101,000	87,441
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631%, due 02/10/50	300,000	294,437
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	880,000	893,155
COMM Mortgage Trust, Series 2025-SBX, Class A, 5.257%, due 08/10/41[1,2]	780,000	771,232
CRSO Trust 7.658%, due 07/10/28[2]	880,000	899,791
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[1]	660,000	667,954
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K121, Class X1, IO, 1.009%, due 10/25/30[2]	1,146,235	39,028
Series KL06, Class XFX, IO, 1.353%, due 12/25/29[2]	698,448	26,571

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series K142, Class A2, 2.400%, due 03/25/32	$385,000	$341,069
Series K144, Class A2, 2.450%, due 04/25/32	270,000	239,215
Series K145, Class A2, 2.580%, due 05/25/32	605,000	538,821
Federal Home Loan Mortgage Corp. Multifamily WI Certificates, Series K146, Class A2, 2.920%, due 07/25/32	170,000	154,108
Federal National Mortgage Association-ACES, Series 2022-M5, Class A3, 2.334%, due 01/01/34[2]	325,000	274,808
FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500%, due 01/25/39[2]	148,812	143,995
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.026%, due 03/15/42[1,2]	1,310,000	1,310,000
MF1, Series 2021-W10, Class A, 1 mo. USD Term SOFR + 1.070%, 4.746%, due 12/15/34[1,2]	100,000	99,516
Series 2021-W10, Class B, 1 mo. USD Term SOFR + 1.370%, 5.046%, due 12/15/34[1,2]	370,000	367,797
MOO Securitization Trust, Series 2026-RM2, Class A1A, 4.750%, due 06/25/66[1,2]	690,000	662,017
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	794,159	790,670
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[1]	2,300,000	2,118,120
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[1]	870,000	879,227
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A4, 4.152%, due 08/15/51	135,000	133,096
Series 2018-C44, Class A5, 4.212%, due 05/15/51	445,000	438,273
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 7.759%, due 11/15/27[1,2]	2,038,154	2,038,154
Total mortgage-backed securities (cost—$19,648,236)		19,566,698
Municipal bonds—0.4%
California—0.1%
Los Angeles Department of Water & Power Power System Revenue, Build America Bonds, Revenue Bonds, 6.574%, due 07/01/45	145,000	149,440
	Face amount	Value
Municipal bonds—(continued)
California—(continued)
State of California, Build America Bonds, GO Bonds, 7.550%, due 04/01/39	$70,000	$80,706
		230,146
Michigan—0.0%†
University of Michigan, Revenue Bonds, Series B, 3.504%, due 04/01/52	93,000	65,230
Minnesota—0.0%†
University of Minnesota, Revenue Bonds, 4.048%, due 04/01/52	78,000	59,511
New Jersey—0.1%
New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue Bonds, Series B, 6.561%, due 12/15/40	105,000	112,469
New York—0.1%
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Series C, 2.052%, due 03/15/30	120,000	109,874
Series C, 2.152%, due 03/15/31	165,000	147,751
		257,625
Texas—0.1%
City of Houston, GO Bonds, 3.961%, due 03/01/47	85,000	70,437
State of Texas, Public Finance Authority, Taxable Refunding, GO Bonds, Series B, 2.754%, due 10/01/41	50,000	36,468
		106,905
Total municipal bonds (cost—$1,011,415)		831,886
U.S. government agency obligations—0.5%
United States—0.5%
CoBank ACB (fixed, converts to FRN on 07/01/31), 6.750%, due 07/01/31[2,3] (cost—$917,279)	915,000	920,092
U.S. Treasury obligations—8.9%
U.S. Treasury Bonds 1.375% due 08/15/50	4,550,000	2,108,996
4.375% due 05/15/40	5,750,000	5,394,219
4.750% due 02/15/37	725,000	728,087
U.S. Treasury Notes 3.500% due 02/28/31	1,750,000	1,684,648
3.875% due 04/15/29	1,000,000	988,516
4.000% due 02/15/34	4,000,000	3,847,500
4.250% due 08/15/35	1,990,000	1,926,802
Total U.S. Treasury obligations (cost—$17,842,952)		16,678,768

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Preferred stocks—2.7%
Capital markets—1.4%
CION Investment Corp.	36,000	$893,880
OFS Capital Corp.	21,000	528,780
Trinity Capital, Inc.	50,000	1,271,000
		2,693,660
Mortgage real estate investment—1.3%
Ellington Financial, Inc. Series C2,3	93,400	2,391,040
Total preferred stocks (cost—$5,010,000)		5,084,700
Short-term investments—2.4%
Investment companies—1.2%
State Street Institutional U.S. Government Money Market Fund, 3.619%[6] (cost—$2,216,264)	2,216,264	2,216,264
	Face amount	Value
Short-term investments—(continued)
Short-term U.S. Treasury obligations—1.2%
U.S. Treasury Bills 3.692% due 09/24/26[6]	$1,275,000	$1,268,190
3.905% due 12/24/26[6]	1,000,000	984,784
Total short-term U.S. treasury obligations (cost—$2,252,913)		2,252,974
Total short-term investments (cost—$4,469,177)		4,469,238
	Number of shares
Investment of cash collateral from securities loaned—0.5%
Money market funds—0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[6] (cost—$866,705)	866,705	866,705
Total investments—100.3% (cost—$189,468,924)		187,714,269
Liabilities in excess of other assets—(0.3)%		(553,014)
Net assets—100.0%		$187,161,255

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
U.S. Treasury futures buy contracts:
80	USD	U.S. Treasury Note 5 Year Futures	September 2026	$8,554,423	$8,478,125	$(76,298)
162	USD	U.S. Treasury Note 10 Year Futures	September 2026	17,658,415	17,496,000	(162,415)
91	USD	U.S. Long Bond Futures	September 2026	10,074,211	9,856,438	(217,773)
115	USD	Ultra U.S. Treasury Bond Futures	September 2026	12,970,735	12,614,063	(356,672)
172	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	19,097,814	18,868,937	(228,877)
Total				$68,355,598	$67,313,563	$(1,042,035)
U.S. Treasury futures sell contracts:
27	USD	U.S. Treasury Note 2 Year Futures	September 2026	$(5,565,732)	$(5,551,453)	$14,279
Total				$(5,565,732)	$(5,551,453)	$14,279
Net unrealized appreciation (depreciation)						$(1,027,756)

PACE Intermediate Fixed Income Investments

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$29,761,724	$—	$29,761,724
Corporate bonds	—	82,476,684	—	82,476,684
Loan assignments	—	27,057,774	—	27,057,774
Mortgage-backed securities	—	19,566,698	—	19,566,698
Municipal bonds	—	831,886	—	831,886
U.S. government agency obligations	—	920,092	—	920,092
U.S. Treasury obligations	—	16,678,768	—	16,678,768
Preferred stocks	5,084,700	—	—	5,084,700
Short-term investments	2,216,264	—	—	2,216,264
Short-term U.S. Treasury obligations	—	2,252,974	—	2,252,974
Investment of cash collateral from securities loaned	866,705	—	—	866,705
Futures contracts	14,279	—	—	14,279
Total	$8,181,948	$179,546,600	$—	$187,728,548
Liabilities
Futures contracts	$(1,042,035)	$—	$—	$(1,042,035)
Total	$(1,042,035)	$—	$—	$(1,042,035)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $82,166,266, represented 43.9% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Perpetual investment. Date shown reflects the next call date.

4  Security, or portion thereof, was on loan at period end.

5  Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement.

6  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—11.6%
Accredited Mortgage Loan Trust, Series 2004-2, Class A1, 1 mo. USD Term SOFR + 0.404%, 4.129%, due 07/25/34[1]	$154,828	$152,190
Adams Outdoor Advertising LP, Series 2026-1, Class A2, 5.953%, due 07/20/56[2]	770,000	770,702
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class D, 6.315%, due 05/17/32[2]	84,629	85,537
Series 2024-B, Class E, 6.678%, due 09/15/32[2]	105,246	105,796
Series 2025-A, Class C, 4.844%, due 06/15/33[2]	155,670	155,351
Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class A, 5.490%, due 06/20/29[2]	2,100,000	2,122,219
Series 2025-3A, Class C, 4.950%, due 02/20/30[2]	100,000	98,507
Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.150%, 4.883%, due 04/22/35[1,2]	250,000	250,236
Series 2022-3A, Class A1R, 3 mo. USD Term SOFR + 1.160%, 4.910%, due 07/17/35[1,2]	250,000	250,030
BHG Owner Loan Trust, Series 2026-1CON, Class B, 5.300%, due 06/17/37[2]	990,000	982,161
Series 2026-1CON, Class D, 6.980%, due 07/17/37[2]	610,000	602,672
Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.408%, due 11/20/54[2]	104,000	104,058
Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, due 05/15/39[2]	63,897	64,476
Series 2024-1A, Class B, 6.924%, due 05/15/39[2]	54,613	55,572
Series 2024-2A, Class A, 5.364%, due 09/15/39[2]	1,055,707	1,050,539
Series 2026-1A, Class A, 5.464%, due 06/15/41[2]	98,000	97,489
Capital Automotive REIT, Series 2024-2A, Class A2, 5.250%, due 05/15/54[2]	1,427,758	1,412,020
CARS-DB7 LP, Series 2023-1A, Class A2, 6.500%, due 09/15/53[2]	1,150,008	1,152,021
Castlelake Aircraft Structured Trust, Series 2025-1A, Class B, 6.504%, due 02/15/50[2]	214,309	213,890
Series 2025-2A, Class A, 5.465%, due 08/15/50[2]	230,863	229,602
	Face amount	Value
Asset-backed securities—(continued)
CHEC Loan Trust, Series 2004-2, Class M1, 1 mo. USD Term SOFR + 1.074%, 4.799%, due 06/25/34[1]	$150,018	$155,958
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, due 11/22/49[2]	41,000	40,912
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, due 05/25/54[2]	2,360,000	2,411,375
Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.250%, due 02/25/49[2]	40,000	39,852
Series 2024-1A, Class B, 7.000%, due 02/25/49[2]	102,000	102,820
Series 2024-2A, Class A1, 5.022%, due 08/25/49[2]	77,000	75,907
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A22, 5.289%, due 02/25/56[2]	83,000	81,274
Series 2026-1A, Class A23, 5.436%, due 02/25/56[2]	63,000	61,302
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.000%, due 05/20/55[2]	100,000	100,902
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class B, 4.960%, due 06/16/36[2]	2,190,000	2,166,408
CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.300%, due 04/20/48[2]	58,000	56,767
Series 2024-2A, Class A2, 4.500%, due 05/20/49[2]	100,159	96,295
Series 2024-3A, Class A2, 4.650%, due 05/20/49[2]	128,000	121,093
DataBank Issuer LLC, Series 2023-1A, Class A2, 5.116%, due 02/25/53[2]	1,285,000	1,267,916
Delta Funding Home Equity Loan Trust, Series 1999-3, Class A1A, 1 mo. USD Term SOFR + 0.934%, 4.611%, due 09/15/29[1]	19,266	18,669
Edgeconnex Data Centers Issuer LLC, Series 2024-1, Class A2, 6.000%, due 07/27/54[2]	1,047,763	1,034,382
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, due 05/15/31	54,000	54,462
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.910%, due 12/15/31	61,000	60,771
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1 mo. USD Term SOFR + 0.594%, 4.319%, due 10/25/36[1]	862,141	547,840

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—(continued)
Flexential Issuer LLC, Series 2025-1A, Class A2, 6.030%, due 10/25/60[2]	$1,180,000	$1,167,842
Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, due 03/15/50[2]	72,152	72,734
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.750%, due 11/15/30[2]	33,000	32,808
Series 2024-4A, Class D, 5.280%, due 10/15/31[2]	34,000	33,856
Series 2025-1A, Class C, 5.260%, due 03/15/31[2]	38,000	38,125
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 3 mo. USD Term SOFR + 1.110%, 4.839%, due 04/20/35[1,2]	250,000	249,745
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class C, 5.690%, due 03/25/60[2]	85,179	85,283
Series 2025-2A, Class D, 5.560%, due 06/25/60[2]	90,067	89,432
GSAMP Trust, Series 2006-HE4, Class A1, 1 mo. USD Term SOFR + 0.394%, 4.119%, due 06/25/36[1]	178,676	176,433
Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.790%, due 06/20/34[2]	20,323	20,325
Series 2022-2A, Class B, 4.740%, due 01/25/37[2]	24,858	24,752
Series 2024-1B, Class B, 5.990%, due 09/15/39[2]	7,084	7,188
Series 2024-1B, Class C, 6.620%, due 09/15/39[2]	16,530	16,794
Series 2024-2A, Class C, 5.990%, due 03/25/38[2]	59,881	60,481
Series 2025-2A, Class C, 5.120%, due 05/25/44[2]	61,916	61,575
Series 2026-2A, Class C, 5.540%, due 03/27/45[2]	93,311	92,932
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, due 05/20/32[2]	77,550	78,150
Island Finance Trust, Series 2025-1A, Class A, 6.540%, due 03/19/35[2]	100,000	100,326
JP Morgan Mortgage Trust, Series 2023-HE3, Class M1, 30 day USD SOFR Average + 2.100%, 5.721%, due 05/20/54[1,2]	68,587	68,828
Series 2024-HE1, Class M1, 30 day USD SOFR Average + 2.000%, 5.621%, due 08/25/54[1,2]	38,234	38,400
Series 2024-HE1, Class M2, 30 day USD SOFR Average + 2.400%, 6.021%, due 08/25/54[1,2]	29,285	29,468
	Face amount	Value
Asset-backed securities—(continued)
Lendmark Funding Trust, Series 2024-2A, Class A, 4.470%, due 02/21/34[2]	$1,640,000	$1,629,454
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, due 03/25/56[2]	98,000	97,066
Series 2026-1A, Class B, 5.890%, due 03/25/56[2]	61,000	59,713
Marble Point CLO XXII Ltd., Series 2021-2A, Class AR, 3 mo. USD Term SOFR + 1.220%, 5.030%, due 07/25/34[1,2]	250,000	250,000
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, due 08/20/55[2]	174,000	173,732
Series 2025-2A, Class C, 7.830%, due 08/20/55[2]	105,000	106,668
MF1 Ltd., Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.350%, 5.018%, due 02/19/37[1,2]	197,665	197,850
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE1, Class M2, 1 mo. USD Term SOFR + 0.819%, 4.544%, due 12/25/34[1]	106,032	105,942
MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.198%, due 04/25/56[2,3]	126,000	124,618
Series 2026-1A, Class B, 5.882%, due 04/25/56[2,3]	56,000	55,602
MVW LLC, Series 2022-1A, Class B, 4.400%, due 11/21/39[2]	46,424	45,943
Series 2023-2A, Class C, 7.060%, due 11/20/40[2]	38,705	39,547
Series 2024-2A, Class C, 4.920%, due 03/20/42[2]	52,361	51,278
Series 2026-1A, Class C, 5.360%, due 03/20/43[2]	94,433	93,380
New Economy Assets—Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, due 10/20/61[2]	1,500,000	1,215,015
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, due 11/25/31[1,2]	89,341	88,943
OBX Trust, Series 2025-HE1, Class A1, 30 day USD SOFR Average + 1.600%, 5.216%, due 02/25/55[1,2]	83,681	84,030
Series 2025-HE1, Class M1, 30 day USD SOFR Average + 1.900%, 5.516%, due 02/25/55[1,2]	100,000	100,556
OnDeck Asset Securitization Trust IV LLC, Series 2024-1A, Class A, 6.270%, due 06/17/31[2]	1,410,000	1,416,498

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—(continued)
Oxford Finance Funding Trust, Series 2023-1A, Class B, 7.879%, due 02/15/31[2]	$1,594,669	$1,606,470
Palmer Square Loan Funding Ltd., Series 2026-1A, Class A1, 3 mo. USD Term SOFR + 1.000%, 4.694%, due 07/15/34[1,2]	1,530,000	1,531,880
PEAC Solutions Receivables LLC, Series 2025-1A, Class A2, 4.940%, due 10/20/28[2]	59,433	59,575
Post CLO Ltd., Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.100%, 4.829%, due 04/20/35[1,2]	250,000	250,068
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.044%, due 10/05/55[2]	25,038	24,221
Series 2026-1A, Class A2, 5.364%, due 01/05/56[2]	710,000	693,079
Series 2026-4A, Class A2, 5.704%, due 03/05/56[2]	80,000	78,786
Series 2026-4A, Class B, 6.727%, due 03/05/56[2]	76,000	74,589
Series 2026-5A, Class A2, 6.178%, due 03/06/56[2]	35,000	34,837
RCKT Mortgage Trust, Series 2025-CES10, Class A2, 5.163%, due 11/25/55[1,2]	150,000	147,195
Regional Management Issuance Trust, Series 2025-2, Class A, 4.590%, due 11/16/37[2]	1,190,000	1,180,632
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, due 08/20/32[2]	1,920,000	1,921,291
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.000%, due 09/15/48[2]	1,790,000	1,766,184
Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.200%, 4.929%, due 07/20/35[1,2]	250,000	250,067
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.690%, due 03/17/31	2,189,401	2,213,055
Saxon Asset Securities Trust, Series 2004-1, Class M1, 1 mo. USD Term SOFR + 0.909%, 1.639%, due 03/25/35[1]	18,670	14,928
Series 2006-1, Class M1, 1 mo. USD Term SOFR + 0.579%, 4.304%, due 03/25/36[1]	350,402	352,745
SCCU Auto Receivables Trust, Series 2025-1A, Class C, 5.080%, due 02/17/32[2]	29,000	28,744
Sierra Timeshare Receivables Funding LLC, Series 2022-2A, Class B, 5.040%, due 06/20/40[2]	36,058	36,113
	Face amount	Value
Asset-backed securities—(continued)
Series 2023-2A, Class C, 7.300%, due 04/20/40[2]	$29,464	$30,255
Series 2023-3A, Class C, 7.120%, due 09/20/40[2]	31,922	32,648
Series 2024-1A, Class C, 5.940%, due 01/20/43[2]	31,229	31,405
Series 2024-2A, Class C, 5.830%, due 06/20/41[2]	37,723	37,931
Series 2024-3A, Class C, 5.320%, due 08/20/41[2]	75,350	74,879
Series 2025-2A, Class C, 5.320%, due 04/20/44[2]	54,029	53,616
SoFi Professional Loan Program LLC, Series 2019-C, Class BFX, 3.050%, due 11/16/48[2]	158,000	141,755
Sotheby's Artfi Master Trust, Series 2026-1A, Class B, 4.900%, due 06/20/33[2]	100,000	99,206
Stack Infrastructure Issuer LLC, Series 2025-1A, Class A2, 5.000%, due 05/25/50[2]	73,000	70,394
Series 2026-1A, Class A2, 5.000%, due 03/27/56[2]	1,340,000	1,285,852
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120%, due 06/20/51[2]	1,335,179	1,259,696
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2001-SB1, Class A2, 3.375%, due 08/25/31	1,317	1,313
Summit Issuer LLC, Series 2025-1A, Class A2, 5.208%, due 11/20/55[2]	168,000	165,290
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%, 4.902%, due 10/23/35[1,2]	300,000	300,305
THL Credit Wind River CLO Ltd., Series 2017-3A, Class AR2, 3 mo. USD Term SOFR + 1.200%, 4.953%, due 04/15/35[1,2]	223,172	223,346
Towd Point Mortgage Trust, Series 2024-CES1, Class A1B, 6.049%, due 01/25/64[1,2]	43,617	43,616
Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, due 11/15/27[2]	200,000	199,548
U.S. Bank NA, Series 2023-1, Class B, 6.789%, due 08/25/32[2]	22,671	22,768
U.S. Small Business Administration, Series 2007-20D, Class 1, 5.320%, due 04/01/27	26,462	26,502
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.369%, due 04/20/55[2]	115,000	115,934

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Asset-backed securities—(continued)
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.239%, due 11/15/55[2]	$25,000	$24,091
Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.132%, due 08/15/55[2]	395,000	385,057
VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.193%, due 03/15/56[2,3,13]	70,000	68,413
Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, due 06/15/37[2]	91,005	91,341
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.080%, due 05/15/31[2]	127,000	126,694
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, due 10/15/48[2]	40,646	41,012
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.300%, due 06/25/55[2]	100,000	93,604
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, due 03/20/55[2]	1,010,000	1,009,232
Total asset-backed securities (cost—$44,959,133)		45,251,447
Corporate bonds—47.0%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc. 7.500%, due 03/15/33[2]	65,000	68,133
Neptune Bidco U.S., Inc. 9.500%, due 02/15/33[2]	45,000	45,840
Omnicom Group, Inc. 4.200%, due 03/02/29	100,000	98,236
WPP LLC 6.500%, due 03/30/36	80,000	77,769
		289,978
Aerospace & defense—0.4%
AAR Escrow Issuer LLC 6.750%, due 03/15/29[2]	75,000	76,617
Boeing Co. 2.700%, due 02/01/27	100,000	99,181
3.450%, due 11/01/28	200,000	194,629
Bombardier, Inc. 6.750%, due 06/15/33[2]	120,000	123,596
Goat Holdco LLC 6.750%, due 02/01/32[2]	102,000	103,635
Honeywell Aerospace, Inc. 4.950%, due 03/16/36[2]	110,000	106,039
5.732%, due 03/16/56[2]	105,000	100,009
Rolls-Royce PLC 5.750%, due 10/15/27[2]	200,000	202,021
RTX Corp. 5.750%, due 11/08/26	100,000	100,285
	Face amount		Value
Corporate bonds—(continued)
Aerospace & defense—(continued)
TransDigm, Inc. 6.625%, due 03/01/32[2]		$35,000	$35,586
6.875%, due 12/15/30[2]		385,000	394,654
7.125%, due 12/01/31[2]		10,000	10,314
			1,546,566
Agriculture—0.1%
BAT Capital Corp. 6.343%, due 08/02/30		200,000	209,699
Airlines—0.2%
American Airlines Pass-Through Trust Series AA, Class AA, 3.200%, due 06/15/28		168,600	163,639
Series 2015-2, Class AA, 3.600%, due 09/22/27		157,864	156,237
Series A, Class A, 5.250%, due 11/10/38		100,000	96,952
JetBlue Pass-Through Trust Series 2019, Class A, 2.950%, due 05/15/28		208,554	194,859
Spirit Airlines Pass-Through Trust Series A, 4.100%, due 04/01/28		46,666	45,263
			656,950
Apparel—0.2%
Beach Acquisition Bidco LLC 5.250%, due 07/15/32[4]	EUR	100,000	115,973
VF Corp. 0.625%, due 02/25/32		$100,000	94,180
2.950%, due 04/23/30		20,000	17,968
William Carter Co. 7.375%, due 02/15/31[2]		600,000	615,250
			843,371
Auto manufacturers—0.8%
American Honda Finance Corp. 1 day USD SOFR + 0.730%, 4.360%, due 08/13/27[1]		100,000	100,183
BMW U.S. Capital LLC 5.050%, due 03/21/30[2]		200,000	200,017
Daimler Truck Finance North America LLC 2.000%, due 12/14/26[2]		200,000	198,315
Ford Motor Credit Co. LLC 4.970%, due 04/06/29		200,000	197,655
5.800%, due 03/05/27		200,000	201,019
Hyundai Capital America 4.250%, due 09/18/28[2]		855,000	843,640
5.150%, due 03/27/30[2]		100,000	99,940
5.250%, due 01/08/27[2]		200,000	200,654
5.950%, due 09/21/26[2]		100,000	100,215
Mercedes-Benz Finance North America LLC 4.750%, due 03/31/28[2]		200,000	199,920
Nissan Motor Acceptance Co. LLC 2.750%, due 03/09/28[2]		200,000	190,317
6.125%, due 09/30/30[2]		65,000	63,480

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Auto manufacturers—(continued)
Nissan Motor Co. Ltd. 4.810%, due 09/17/30[2]		$200,000	$185,389
Stellantis Finance U.S., Inc. 6.450%, due 03/18/35[2,5]		200,000	194,722
Stellantis Financial Services U.S. Corp. 5.800%, due 06/15/31[2]		200,000	196,202
			3,171,668
Auto parts & equipment—0.2%
Clarios Global LP/Clarios U.S. Finance Co. 6.750%, due 02/15/30[2]		45,000	46,143
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%, due 04/15/31[2]		30,000	29,734
6.375%, due 04/15/34[2]		51,000	50,245
Forvia SE 5.375%, due 03/15/31[4,5]	EUR	100,000	117,176
6.750%, due 09/15/33[2,5]		$82,000	81,594
Goodyear Tire & Rubber Co. 8.875%, due 07/15/32		20,000	20,527
Schaeffler AG 4.500%, due 03/28/30[4]	EUR	100,000	115,795
Valeo SE 5.125%, due 05/20/31[4]		$100,000	118,502
ZF Europe Finance BV 3.000%, due 10/23/29[4]		100,000	110,783
ZF North America Capital, Inc. 6.750%, due 04/23/30[2]		40,000	39,695
6.875%, due 04/23/32[2]		44,000	43,229
			773,423
Banks—11.3%
ABN AMRO Bank NV (fixed, converts to FRN on 12/03/34), 5.515%, due 12/03/35[1,2]		200,000	199,908
ASB Bank Ltd. (fixed, converts to FRN on 06/17/27), 5.284%, due 06/17/32[1,2]		1,700,000	1,701,721
5.398%, due 11/29/27[2]		1,680,000	1,698,694
Banco Bilbao Vizcaya Argentaria SA 4.150%, due 03/03/29		200,000	196,692
(fixed, converts to FRN on 01/14/32), 7.750%, due 01/14/32[1,5,6]		200,000	209,138
Banco Mercantil del Norte SA (fixed, converts to FRN on 05/20/35), 8.750%, due 05/20/35[1,2,6]		15,000	15,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.621%, due 12/10/29[2]		10,000	10,126
Banco Santander SA 4.379%, due 04/12/28		200,000	198,709
4.600%, due 04/15/29		200,000	198,368
Bangkok Bank PCL 5.650%, due 07/05/34[2,5]		25,000	25,258
	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Bank of America Corp. (fixed, converts to FRN on 04/29/30), 2.592%, due 04/29/31[1]	$200,000	$183,484
(fixed, converts to FRN on 04/24/27), 3.705%, due 04/24/28[1]	100,000	99,383
(fixed, converts to FRN on 01/20/27), 3.824%, due 01/20/28[1]	200,000	199,475
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[1,6]	1,455,000	1,446,152
(fixed, converts to FRN on 04/27/27), 4.376%, due 04/27/28[1]	250,000	249,603
(fixed, converts to FRN on 05/09/35), 5.464%, due 05/09/36[1]	85,000	84,885
(fixed, converts to FRN on 04/23/36), 5.489%, due 04/23/37[1]	175,000	170,492
(fixed, converts to FRN on 10/25/34), 5.518%, due 10/25/35[1]	45,000	44,497
(fixed, converts to FRN on 09/15/28), 5.819%, due 09/15/29[1]	200,000	204,032
Series OO, (fixed, converts to FRN on 05/01/30), 6.625%, due 05/01/30[1,6]	160,000	163,327
Bank of New York Mellon Corp. (fixed, converts to FRN on 02/07/27), 3.442%, due 02/07/28[1]	1,760,000	1,752,568
Series I, (fixed, converts to FRN on 12/20/26), 3.750%, due 12/20/26[1,6]	170,000	168,839
(fixed, converts to FRN on 03/14/29), 4.975%, due 03/14/30[1]	200,000	200,918
Banque Federative du Credit Mutuel SA (fixed, converts to FRN on 07/09/31), 5.152%, due 07/09/32[1,2]	200,000	197,386
Barclays PLC (fixed, converts to FRN on 05/16/28), 4.972%, due 05/16/29[1]	200,000	200,182
(fixed, converts to FRN on 11/02/32), 7.437%, due 11/02/33[1]	400,000	441,018
(fixed, converts to FRN on 09/15/29), 8.000%, due 03/15/29[1,6]	200,000	210,406
BNP Paribas SA (fixed, converts to FRN on 02/25/31), 4.625%, due 02/25/31[1,2,6]	215,000	196,441
(fixed, converts to FRN on 05/09/30), 5.085%, due 05/09/31[1,2]	755,000	753,754
(fixed, converts to FRN on 05/20/29), 5.497%, due 05/20/30[1,2]	200,000	202,403
BPCE SA (fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[1,2,5]	250,000	258,982
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[1,2]	200,000	203,582

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Banks—(continued)
Citigroup, Inc. (fixed, converts to FRN on 09/11/30), 4.503%, due 09/11/31[1]		$50,000	$48,857
Series HH, (fixed, converts to FRN on 02/15/31), 6.625%, due 02/15/31[1,6]		45,000	45,204
Series FF, (fixed, converts to FRN on 02/15/30), 6.950%, due 02/15/30[1,6]		85,000	85,750
Citizens Financial Group, Inc. Series B, 3 mo. USD Term SOFR + 3.265%, 7.015%, due 10/06/26[1,6]		60,000	59,991
Series C, 3 mo. USD Term SOFR + 3.419%, 7.169%, due 10/06/26[1,6]		80,000	79,670
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[1,2]		200,000	203,467
Deutsche Bank AG (fixed, converts to FRN on 02/08/27), 5.706%, due 02/08/28[1]		200,000	201,086
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[1]		200,000	208,057
Fifth Third Bancorp Series H, 3 mo. USD Term SOFR + 3.295%, 7.027%, due 08/30/26[1,6]		115,000	115,247
Fifth Third Bank NA (fixed, converts to FRN on 08/25/32), 5.332%, due 08/25/33[1]		1,690,000	1,668,074
Goldman Sachs Group, Inc. (fixed, converts to FRN on 10/21/26), 1.948%, due 10/21/27[1]		100,000	99,453
Series MPLE, (fixed, converts to FRN on 02/28/28), 2.013%, due 02/28/29[1]	CAD	200,000	139,436
Series V,
(fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[1,6]		$50,000	49,779
(fixed, converts to FRN on 10/21/30), 4.369%, due 10/21/31[1]		57,000	55,174
(fixed, converts to FRN on 10/21/35), 4.939%, due 10/21/36[1]		105,000	99,310
(fixed, converts to FRN on 07/21/31), 5.240%, due 07/21/32[1]		300,000	299,410
(fixed, converts to FRN on 07/21/36), 5.655%, due 07/21/37[1]		85,000	84,613
3 mo. USD Term SOFR + 2.012%, 5.849%, due 10/28/27[1]		200,000	200,767
Series Y, (fixed, converts to FRN on 11/10/34), 6.125%, due 11/10/34[1,5,6]		70,000	69,026
Series AA, (fixed, converts to FRN on 08/10/31), 6.500%, due 08/10/31[1,6]		95,000	94,286
	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
6.750%, due 10/01/37	$35,000	$37,176
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[1,6]	130,000	134,467
Grupo Aval Ltd. 4.375%, due 02/04/30[2]	70,000	65,814
HSBC Holdings PLC (fixed, converts to FRN on 06/04/30), 2.848%, due 06/04/31[1]	2,000,000	1,840,810
(fixed, converts to FRN on 08/11/32), 5.402%, due 08/11/33[1]	200,000	200,476
(fixed, converts to FRN on 03/09/33), 6.254%, due 03/09/34[1]	600,000	625,641
(fixed, converts to FRN on 11/03/27), 7.390%, due 11/03/28[1]	1,205,000	1,242,463
Huntington Bancshares, Inc. (fixed, converts to FRN on 08/04/27), 4.443%, due 08/04/28[1]	830,000	827,312
Series G, (fixed, converts to FRN on 10/15/27), 4.450%, due 10/15/27[1,6]	50,000	49,216
ING Groep NV (fixed, converts to FRN on 11/16/27), 3.875%, due 05/16/27[1,5,6]	227,000	222,470
Series NC10, (fixed, converts to FRN on 11/16/31), 4.250%, due 05/16/31[1,6]	200,000	178,877
(fixed, converts to FRN on 03/25/30), 5.066%, due 03/25/31[1]	200,000	200,178
1 day USD SOFR Index + 1.560%, 5.210%, due 09/11/27[1]	200,000	200,196
(fixed, converts to FRN on 03/19/29), 5.335%, due 03/19/30[1]	200,000	202,252
Intesa Sanpaolo SpA Series XR, 4.000%, due 09/23/29[2]	200,000	194,557
JPMorgan Chase & Co. (fixed, converts to FRN on 09/22/26), 1.470%, due 09/22/27[1]	200,000	199,191
(fixed, converts to FRN on 02/24/27), 2.947%, due 02/24/28[1]	200,000	198,252
(fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[1]	200,000	196,625
(fixed, converts to FRN on 10/22/35), 4.810%, due 10/22/36[1]	95,000	90,200
(fixed, converts to FRN on 07/23/31), 5.041%, due 07/23/32[1]	105,000	104,542
(fixed, converts to FRN on 04/23/36), 5.148%, due 04/23/37[1]	95,000	92,118
(fixed, converts to FRN on 07/24/28), 5.299%, due 07/24/29[1]	200,000	202,063
(fixed, converts to FRN on 07/23/35), 5.576%, due 07/23/36[1]	30,000	29,719
(fixed, converts to FRN on 10/22/26), 6.070%, due 10/22/27[1]	200,000	200,700

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Banks—(continued)
Series NN, (fixed, converts to FRN on 06/01/29), 6.875%, due 06/01/29[1,6]		$45,000	$46,463
Keybank National Association Series BKNT, 5.850%, due 11/15/27		1,435,000	1,454,776
Lloyds Bank PLC 0.000%, due 04/02/32[1,4,7]		800,000	591,624
Lloyds Banking Group PLC (fixed, converts to FRN on 03/18/27), 3.750%, due 03/18/28[1]		1,785,000	1,775,788
(fixed, converts to FRN on 03/27/30), 8.000%, due 09/27/29[1,6]		200,000	211,006
M&T Bank Corp. Series I, (fixed, converts to FRN on 09/01/26), 3.500%, due 09/01/26[1,5,6]		190,000	188,878
Mizuho Financial Group, Inc. (fixed, converts to FRN on 05/22/29), 3.261%, due 05/22/30[1]		200,000	191,537
(fixed, converts to FRN on 07/10/29), 5.382%, due 07/10/30[1]		200,000	202,342
Morgan Stanley (fixed, converts to FRN on 03/21/29), 3.790%, due 03/21/30[1]	EUR	100,000	116,007
Series I,
(fixed, converts to FRN on 10/22/35), 4.892%, due 10/22/36[1]		$95,000	90,062
(fixed, converts to FRN on 02/01/28), 5.123%, due 02/01/29[1]		200,000	200,874
(fixed, converts to FRN on 04/10/36), 5.296%, due 04/10/37[1]		95,000	92,195
(fixed, converts to FRN on 07/19/34), 5.320%, due 07/19/35[1]		85,000	83,805
(fixed, converts to FRN on 07/20/28), 5.449%, due 07/20/29[1]		200,000	202,100
(fixed, converts to FRN on 01/18/34), 5.466%, due 01/18/35[1]		45,000	44,859
(fixed, converts to FRN on 07/17/36), 5.605%, due 07/17/37[1]		60,000	59,639
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[1]		200,000	210,313
Morgan Stanley Bank NA 1 day USD SOFR + 1.080%, 4.742%, due 01/14/28[1]		250,000	250,621
(fixed, converts to FRN on 05/26/27), 5.504%, due 05/26/28[1]		250,000	251,702
NatWest Group PLC (fixed, converts to FRN on 05/22/27), 3.073%, due 05/22/28[1]		200,000	197,635
(fixed, converts to FRN on 12/28/31), 4.600%, due 06/28/31[1,6]		200,000	183,600
1 day USD SOFR + 1.300%, 4.930%, due 11/15/28[1]		1,220,000	1,228,934
(fixed, converts to FRN on 03/02/33), 6.016%, due 03/02/34[1]		200,000	206,550
	Face amount		Value
Corporate bonds—(continued)
Banks—(continued)
PNC Financial Services Group, Inc. Series T, (fixed, converts to FRN on 09/15/26), 3.400%, due 09/15/26[1,6]		$1,149,000	$1,144,606
Series S, (fixed, converts to FRN on 11/01/26), 5.000%, due 11/01/26[1,6]		22,000	21,952
(fixed, converts to FRN on 07/21/35), 5.373%, due 07/21/36[1]		40,000	39,534
(fixed, converts to FRN on 01/25/36), 5.423%, due 01/25/41[1]		200,000	191,699
(fixed, converts to FRN on 07/21/36), 5.463%, due 07/21/37[1]		45,000	44,537
Series W, (fixed, converts to FRN on 03/15/30), 6.250%, due 03/15/30[1,6]		165,000	166,722
Royal Bank of Canada (fixed, converts to FRN on 08/06/28), 4.498%, due 08/06/29[1]		200,000	199,034
Santander Holdings USA, Inc. (fixed, converts to FRN on 01/06/27), 2.490%, due 01/06/28[1,5]		1,200,000	1,188,635
(fixed, converts to FRN on 03/09/28), 6.499%, due 03/09/29[1]		970,000	992,586
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 01/10/28), 6.534%, due 01/10/29[1]		100,000	102,253
Skandinaviska Enskilda Banken AB 5.375%, due 03/05/29[2]		885,000	896,908
Societe Generale SA (fixed, converts to FRN on 08/08/33), 5.400%, due 08/08/34[1,2]		200,000	195,439
(fixed, converts to FRN on 01/10/33), 6.691%, due 01/10/34[1,2]		300,000	314,900
Standard Chartered Bank 4.853%, due 12/03/27		250,000	251,272
State Street Corp. (fixed, converts to FRN on 11/04/27), 5.820%, due 11/04/28[1,5]		740,000	751,433
Sumitomo Mitsui Financial Group, Inc. 1.902%, due 09/17/28		200,000	188,746
5.316%, due 07/09/29		200,000	202,628
Toronto-Dominion Bank 4.109%, due 10/13/28		100,000	98,778
4.210%, due 06/01/27	CAD	100,000	72,017
Truist Financial Corp.
(fixed, converts to FRN on 06/06/27), 4.123%, due 06/06/28[1]		$1,720,000	1,711,962
Series Q, (fixed, converts to FRN on 09/01/30), 5.100%, due 03/01/30[1,6]		125,000	123,914
(fixed, converts to FRN on 01/26/33), 5.122%, due 01/26/34[1]		200,000	196,713

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
U.S. Bancorp Series N, (fixed, converts to FRN on 01/15/27), 3.700%, due 01/15/27[1,5,6]	$470,000	$465,751
(fixed, converts to FRN on 02/01/33), 4.839%, due 02/01/34[1]	200,000	193,909
(fixed, converts to FRN on 07/22/32), 4.967%, due 07/22/33[1]	30,000	29,327
(fixed, converts to FRN on 05/15/30), 5.083%, due 05/15/31[1]	35,000	35,049
(fixed, converts to FRN on 02/12/35), 5.424%, due 02/12/36[1]	80,000	79,872
Wells Fargo & Co. (fixed, converts to FRN on 10/30/29), 2.879%, due 10/30/30[1]	200,000	187,690
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[1]	1,915,000	1,741,828
(fixed, converts to FRN on 09/15/35), 4.892%, due 09/15/36[1]	120,000	114,761
(fixed, converts to FRN on 04/23/30), 5.150%, due 04/23/31[1]	80,000	80,332
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[1]	235,000	236,873
(fixed, converts to FRN on 07/25/28), 5.574%, due 07/25/29[1]	200,000	203,019
Series GG, Class A, (fixed, converts to FRN on 06/15/31), 6.125%, due 06/15/31[1,6]	155,000	154,894
(fixed, converts to FRN on 09/15/29), 6.850%, due 09/15/29[1,5,6]	50,000	51,470
		44,280,123
Beverages—0.1%
Constellation Brands, Inc. 4.800%, due 01/15/29	100,000	100,038
Maple Parent Holdings Corp. 4.750%, due 03/26/29[2]	100,000	99,601
		199,639
Biotechnology—0.1%
Amgen, Inc. 5.750%, due 03/02/63	100,000	92,301
Regeneron Pharmaceuticals, Inc. 1.750%, due 09/15/30	300,000	263,746
Royalty Pharma PLC 4.450%, due 03/25/31	100,000	97,581
		453,628
Building Materials—0.1%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625%, due 12/15/30[2]	245,000	249,017
JH North America Holdings, Inc. 6.125%, due 07/31/32[2]	40,000	40,031
Quikrete Holdings, Inc. 6.750%, due 03/01/33[2]	105,000	106,388
	Face amount	Value
Corporate bonds—(continued)
Building Materials—(continued)
Standard Building Solutions, Inc. 6.250%, due 08/01/33[2]	$25,000	$24,727
Standard Industries, Inc. 4.375%, due 07/15/30[2]	55,000	51,925
		472,088
Chemicals—0.4%
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 7.125%, due 06/15/33[2]	40,000	40,247
Celanese U.S. Holdings LLC 7.000%, due 02/15/31	5,000	5,126
7.375%, due 02/15/34[5]	10,000	10,286
7.379%, due 07/15/32	10,000	10,463
7.550%, due 11/15/30	50,000	52,633
7.700%, due 11/15/33	10,000	10,585
FMC Corp. 3.450%, due 10/01/29	5,000	4,595
6.375%, due 05/18/53	5,000	3,892
8.000%, due 06/01/31[2]	5,000	5,170
(fixed, converts to FRN on 11/01/30), 8.450%, due 11/01/55[1]	5,000	3,761
HB Fuller Co. 4.000%, due 02/15/27	10,000	9,915
International Flavors & Fragrances, Inc. 2.300%, due 11/01/30[2]	99,000	88,569
Olin Corp. 6.625%, due 04/01/33[2]	1,115,000	1,091,131
Olympus Water U.S. Holding Corp. 4.250%, due 10/01/28[2]	65,000	62,742
6.750%, due 08/01/32[2]	22,000	21,412
7.250%, due 06/15/31[2]	20,000	20,211
7.250%, due 02/15/33[2]	119,000	116,569
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[2]	15,000	14,999
6.625%, due 08/15/31[2,8]	10,000	9,998
Sociedad Quimica y Minera de Chile SA 5.500%, due 09/10/34[2]	20,000	19,739
6.500%, due 11/07/33[2]	10,000	10,478
WR Grace Holdings LLC 6.625%, due 08/15/32[2]	62,000	59,025
7.000%, due 08/01/33[2]	29,000	27,778
7.375%, due 03/01/31[2]	10,000	9,915
		1,709,239
Commercial services—0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000%, due 05/21/30[2]	45,000	45,840
Allied Universal Holdco LLC 7.875%, due 02/15/31[2]	10,000	10,383
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/30[2,5]	805,000	816,893
Block, Inc. 6.500%, due 05/15/32	135,000	136,391

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(continued)
Carrix, Inc. 6.125%, due 08/01/33[2]	$55,000	$54,746
Duke University Series 2020, 2.682%, due 10/01/44	300,000	214,675
Emory University Series 2020, 2.143%, due 09/01/30	200,000	180,231
Equifax, Inc. 4.800%, due 09/15/29	200,000	199,274
EquipmentShare.com, Inc. 7.125%, due 07/01/34[2]	30,000	28,654
8.000%, due 03/15/33[2,5]	88,000	88,666
8.625%, due 05/15/32[2]	20,000	20,455
Garda World Security Corp. 6.500%, due 01/15/31[2]	15,000	15,165
Global Payments, Inc. 4.500%, due 11/15/28	200,000	197,364
Herc Holdings, Inc. 5.750%, due 03/15/31[2]	5,000	4,950
6.000%, due 03/15/34[2]	14,000	13,726
7.000%, due 06/15/30[2]	70,000	72,189
7.250%, due 06/15/33[2]	100,000	103,186
PayPal Holdings, Inc. 4.950%, due 06/01/31	730,000	722,771
Quanta Services, Inc. 4.300%, due 08/09/28	200,000	198,487
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750%, due 08/15/32[2]	50,000	50,071
Synergy Infrastructure Holdings LLC 7.000%, due 07/15/34[2]	60,000	60,528
VM Consolidated, Inc. 5.500%, due 04/15/29[2]	35,000	32,712
Wand NewCo 3, Inc. 7.625%, due 01/30/32[2]	83,000	85,215
WEX, Inc. 6.500%, due 03/15/33[2]	20,000	19,872
Williams Scotsman, Inc. 7.375%, due 10/01/31[2]	50,000	51,552
		3,423,996
Computers—0.2%
Accenture Capital, Inc. 5.300%, due 07/10/33	505,000	502,515
Amentum Holdings, Inc. 7.250%, due 08/01/32[2]	65,000	66,781
CACI International, Inc. 6.375%, due 06/15/33[2]	70,000	70,542
Gartner, Inc. 4.950%, due 03/20/31	200,000	193,388
Insight Enterprises, Inc. 6.625%, due 05/15/32[2]	20,000	20,112
		853,338
	Face amount	Value
Corporate bonds—(continued)
Cosmetics/Personal Care—0.0%†
Prestige Brands, Inc. 6.250%, due 07/15/34[2]	$10,000	$10,028
Distribution & wholesale—0.1%
ADI Escrow Issuer LLC 7.125%, due 07/15/34[2]	30,000	30,583
Core & Main LP 6.000%, due 07/01/34[2]	15,000	14,916
Gates Corp. 6.875%, due 07/01/29[2]	25,000	25,503
Resideo Funding II LLC 6.500%, due 07/15/32[2]	62,000	62,021
Veritiv Operating Co. 10.500%, due 11/30/30[2]	50,000	51,297
Windsor Holdings III LLC 8.500%, due 06/15/30[2]	100,000	104,046
		288,366
Diversified financial services—2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28	200,000	192,261
5.100%, due 01/19/29	50,000	50,210
Aircastle Ltd. 6.500%, due 07/18/28[2]	100,000	102,700
Ally Financial, Inc. 2.200%, due 11/02/28	200,000	188,790
Series C, (fixed, converts to FRN on 05/15/28), 4.700%, due 05/15/28[1,6]	104,000	100,486
Aviation Capital Group LLC 5.375%, due 07/15/29[2]	200,000	201,434
6.250%, due 04/15/28[2]	200,000	203,935
Avolon Holdings Funding Ltd. 5.750%, due 03/01/29[2]	300,000	304,626
Azorra Finance Ltd. 6.250%, due 02/15/34[2]	9,000	8,820
Capital One Financial Corp. (fixed, converts to FRN on 05/10/27), 4.927%, due 05/10/28[1]	1,700,000	1,703,161
(fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[1]	100,000	101,552
(fixed, converts to FRN on 01/30/35), 6.183%, due 01/30/36[1]	135,000	135,391
Charles Schwab Corp. Series K, (fixed, converts to FRN on 06/01/27), 5.000%, due 06/01/27[1,6]	55,000	54,897
Compeer Financial ACA Series QIB, (fixed, converts to FRN on 02/15/31), 7.875%, due 02/15/31[1,2,6]	1,030,000	1,045,450
Focus Financial Partners LLC 6.750%, due 09/15/31[2]	25,000	24,844
Jane Street Group/JSG Finance, Inc. 6.125%, due 11/01/32[2]	65,000	64,675

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(continued)
6.750%, due 05/01/33[2]	$15,000	$15,287
7.125%, due 04/30/31[2]	20,000	20,640
Lazard Group LLC 4.375%, due 03/11/29	100,000	98,550
Lehman Brothers Holdings, Inc. 0.000%, due 12/30/13[9]	1,900,000	190
0.000%, due 01/24/49[9]	4,500,000	450
0.000%, due 12/30/49[9]	900,000	90
National Funding, Inc. 9.000%, due 04/30/31[2]	545,000	513,142
Navient Corp. 4.875%, due 03/15/28	5,000	4,887
5.500%, due 03/15/29[5]	30,000	28,734
Nomura Holdings, Inc. 1 day USD SOFR + 1.250%, 4.904%, due 07/02/27[1]	200,000	201,342
OneMain Finance Corp. 6.125%, due 05/15/30	15,000	14,910
6.500%, due 03/15/33	15,000	14,644
6.750%, due 03/15/32	10,000	9,952
7.125%, due 11/15/31	110,000	111,473
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.750%, due 05/15/31[2]	770,000	761,274
PennyMac Financial Services, Inc. 7.125%, due 11/15/30[2]	15,000	14,953
7.875%, due 12/15/29[2]	20,000	20,535
Private Export Funding Corp. 3.850%, due 01/27/28[2]	200,000	198,247
Provident Funding Associates LP/PFG Finance Corp. 9.750%, due 09/15/29[2]	25,000	25,813
Rocket Cos., Inc. 6.500%, due 08/01/29[2]	145,000	146,905
SLM Corp. (fixed, converts to FRN on 05/15/31), 6.495%, due 05/15/32[1]	15,000	14,946
Stonebriar ABF Issuer LLC 7.000%, due 08/15/31[2]	505,000	505,381
8.125%, due 12/15/30[2]	925,000	963,086
Synchrony Financial Series C, (fixed, converts to FRN on 08/15/31), 7.250%, due 08/15/31[1,6]	80,000	78,684
Velocity Commercial Capital LLC 9.375%, due 02/15/31[2]	30,000	30,877
WS Escrow LLC 7.750%, due 06/01/33[2]	40,000	41,386
XP, Inc. 6.750%, due 07/02/29[2]	35,000	35,402
		8,355,012
Electric—4.5%
Adani Electricity Mumbai Ltd. 3.949%, due 02/12/30[2]	262,000	245,751
	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
Alliant Energy Corp. (fixed, converts to FRN on 04/01/31), 5.750%, due 04/01/56[1]	$110,000	$107,872
Alliant Energy Finance LLC 5.950%, due 03/30/29[2]	100,000	102,391
Alpha Generation LLC 6.250%, due 01/15/34[2]	86,000	84,039
6.750%, due 10/15/32[2]	210,000	211,831
Ameren Corp. 5.000%, due 01/15/29	200,000	201,046
American Electric Power Co., Inc. 5.950%, due 11/01/32	195,000	202,724
Series D, (fixed, converts to FRN on 03/15/36), 6.050%, due 03/15/56[1]	55,000	54,050
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[1]	135,000	139,414
Appalachian Power Co. Series AA, 2.700%, due 04/01/31	200,000	180,869
Appalachian Power Recovery Funding LLC Series A-1, 4.961%, due 10/01/35	505,000	500,919
Atlantica Sustainable Infrastructure PLC 4.125%, due 06/15/28[2]	1,495,000	1,466,836
Avangrid, Inc. 3.800%, due 06/01/29	200,000	194,259
Black Hills Corp. 2.500%, due 06/15/30	200,000	182,071
CenterPoint Energy Houston Electric LLC 5.200%, due 10/01/28	200,000	202,238
CenterPoint Energy, Inc. (fixed, converts to FRN on 04/01/31), 5.950%, due 04/01/56[1]	120,000	118,695
(fixed, converts to FRN on 05/15/30), 6.700%, due 05/15/55[1]	170,000	172,846
Chpe LLC 5.350%, due 06/30/36[2]	95,000	92,545
Clearway Energy Operating LLC 5.750%, due 01/15/34[2]	25,000	24,106
CMS Energy Corp. (fixed, converts to FRN on 06/01/35), 6.500%, due 06/01/55[1]	180,000	182,114
Comision Federal de Electricidad 5.700%, due 01/24/30[2]	30,000	29,925
Constellation Energy Generation LLC 6.125%, due 01/15/34	200,000	208,624
COX Asset Mexico SA de CV 7.125%, due 01/08/32[2]	20,000	19,878
7.750%, due 05/08/36[2,5]	110,000	110,006
Dominion Energy, Inc. Series C, 2.250%, due 08/15/31	200,000	175,407
(fixed, converts to FRN on 02/15/36), 6.200%, due 02/15/56[1]	25,000	24,611

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Electric—(continued)
(fixed, converts to FRN on 05/15/35), 6.625%, due 05/15/55[1]		$90,000	$90,676
DTE Energy Co. 5.100%, due 03/01/29		300,000	302,265
Edison International 5.450%, due 06/15/29		200,000	201,414
EDP SA (fixed, converts to FRN on 05/29/30), 4.750%, due 05/29/54[1,4]	EUR	100,000	116,335
Electricite de France SA 5.250%, due 04/22/36[2]		$130,000	125,249
(fixed, converts to FRN on 09/17/35), 7.375%, due 06/17/35[1,4,6]	GBP	100,000	139,276
(fixed, converts to FRN on 12/06/28), 7.500%, due 09/06/28[1,4,6]	EUR	200,000	244,636
Elia Group SA (fixed, converts to FRN on 06/15/28), 5.850%, due 03/15/28[1,4,6]		$100,000	118,497
Emera U.S. Finance LLC 4.500%, due 04/01/29		100,000	98,894
ENEL Finance International NV 4.625%, due 07/13/29[2]		200,000	198,455
EPH Financing International AS 6.651%, due 11/13/28[4]	EUR	200,000	242,703
Evergy Missouri West, Inc. 4.700%, due 05/21/29[2]		$100,000	99,594
Eversource Energy 5.950%, due 02/01/29		100,000	102,565
Series A, (fixed, converts to FRN on 08/15/31), 6.100%, due 08/15/56[1]		45,000	44,748
Series B, (fixed, converts to FRN on 08/15/36), 6.350%, due 08/15/56[1]		85,000	84,591
Exelon Corp. 2.750%, due 03/15/27		200,000	197,986
5.150%, due 03/15/29		200,000	201,662
FIEMEX Energia—Banco Actinver SA Institucion de Banca Multiple 7.250%, due 01/31/41[2]		62,903	62,428
IPALCO Enterprises, Inc. 4.250%, due 05/01/30		200,000	193,613
MidAmerican Energy Co. 3.650%, due 04/15/29		1,400,000	1,364,782
Monongahela Power Co. 3.550%, due 05/15/27[2]		1,800,000	1,786,050
National Rural Utilities Cooperative Finance Corp. 4.800%, due 03/15/28		100,000	100,332
New York State Electric & Gas Corp. 2.150%, due 10/01/31[2]		200,000	174,760
NextEra Energy Capital Holdings, Inc. 3.550%, due 05/01/27		300,000	298,041
Series BB, (fixed, converts to FRN on 10/01/36), 6.200%, due 10/01/56[1]		45,000	43,974
	Face amount		Value
Corporate bonds—(continued)
Electric—(continued)
(fixed, converts to FRN on 08/15/30), 6.375%, due 08/15/55[1]		$50,000	$50,195
Series CC, (fixed, converts to FRN on 10/01/46), 6.625%, due 10/01/66[1]		45,000	43,829
Niagara Mohawk Power Corp. 4.278%, due 12/15/28[2]		300,000	296,205
NorthWestern Corp. 5.073%, due 03/21/30[2]		200,000	200,254
NRG Energy, Inc. 3.875%, due 02/15/32[2]		3,000	2,744
5.750%, due 07/15/29[2]		100,000	99,942
6.000%, due 02/01/33[2]		25,000	24,925
Orsted AS (fixed, converts to FRN on 12/14/29), 5.125%, due 12/08/22[1,4]	EUR	100,000	116,930
Pacific Gas & Electric Co. 4.950%, due 07/01/50		$52,830	42,622
5.550%, due 05/15/29		200,000	202,968
6.000%, due 08/15/35		100,000	101,453
6.100%, due 10/15/55		37,000	34,495
6.400%, due 06/15/33		200,000	209,169
6.950%, due 03/15/34		100,000	107,592
PacifiCorp 2.700%, due 09/15/30		100,000	91,039
5.100%, due 02/15/29		200,000	201,151
PG&E Corp. (fixed, converts to FRN on 09/15/31), 6.850%, due 09/15/56[1]		45,000	44,530
Public Service Co. of Colorado 4.150%, due 03/13/29		200,000	197,357
Saavi Energia SARL 8.875%, due 02/10/35[2]		25,000	27,102
Sempra 1 day USD SOFR Index + 0.670%, 4.329%, due 01/07/28[1]		100,000	100,323
(fixed, converts to FRN on 04/01/31), 6.375%, due 04/01/56[1]		35,000	35,109
(fixed, converts to FRN on 10/01/34), 6.400%, due 10/01/54[1]		175,000	174,132
Sierra Pacific Power Co. (fixed, converts to FRN on 09/15/31), 6.375%, due 09/15/56[1]		100,000	99,442
Southern California Edison Co. 5.150%, due 06/01/29		200,000	200,993
5.850%, due 11/01/27		100,000	101,327
5.950%, due 11/01/32		775,000	799,030
Southern Co. Series A, 3.700%, due 04/30/30		200,000	191,859
Southwestern Electric Power Co. Series M, 4.100%, due 09/15/28		200,000	197,161
System Energy Resources, Inc. 5.300%, due 12/15/34		200,000	196,056

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Electric—(continued)
Talen Energy Supply LLC 6.250%, due 02/01/34[2]	$125,000	$122,601
Vistra Operations Co. LLC 5.000%, due 04/30/31[2]	100,000	98,464
WEC Energy Group, Inc. 1.800%, due 10/15/30	69,000	60,912
XPLR Infrastructure Operating Partners LP 4.500%, due 09/15/27[2]	55,000	54,367
8.625%, due 03/15/33[2]	1,280,000	1,367,533
		17,762,404
Electronics—0.2%
Arrow Electronics, Inc. 5.150%, due 08/21/29	200,000	200,643
Ingram Micro, Inc. 4.750%, due 05/15/29[2]	25,000	24,326
Jabil, Inc. 4.200%, due 02/01/29	200,000	196,360
Sensata Technologies, Inc. 6.625%, due 07/15/32[2]	65,000	66,544
TD SYNNEX Corp. 6.100%, due 04/12/34	100,000	101,871
		589,744
Energy-Alternate Sources—0.0%†
FS Luxembourg SARL 8.625%, due 06/25/33[2]	20,000	18,970
Engineering & construction—0.0%†
Global Infrastructure Solutions, Inc. 5.625%, due 06/01/29[2]	40,000	39,887
6.375%, due 07/15/34[2]	40,000	40,273
Granite Construction, Inc. 6.375%, due 06/15/34[2]	40,000	39,886
		120,046
Entertainment—0.2%
Churchill Downs, Inc. 5.750%, due 04/01/30[2]	45,000	44,867
6.750%, due 05/01/31[2]	270,000	273,211
Light & Wonder International, Inc. 6.250%, due 10/01/33[2]	55,000	54,038
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875%, due 05/01/29[2]	30,000	29,134
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.250%, due 04/15/30[2]	35,000	36,406
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[2,5]	65,000	63,322
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.625%, due 05/01/32[2]	118,000	118,802
	Face amount	Value
Corporate bonds—(continued)
Entertainment—(continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.250%, due 03/15/33[2]	$5,000	$4,956
		624,736
Food—0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.625%, due 03/31/32[2]	85,000	80,852
Conagra Brands, Inc. 4.850%, due 11/01/28	100,000	99,740
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.950%, due 04/20/35	30,000	30,310
6.375%, due 02/25/55	320,000	303,612
6.500%, due 12/01/52	45,000	43,504
Kroger Co. 5.400%, due 01/15/49	115,000	103,519
Mars, Inc. 4.800%, due 03/01/30[2]	200,000	199,319
5.000%, due 03/01/32[2]	1,005,000	1,001,826
Minerva Luxembourg SA 7.500%, due 04/22/36[2]	20,000	19,079
8.875%, due 09/13/33[2]	45,000	46,598
Performance Food Group, Inc. 4.250%, due 08/01/29[2]	20,000	19,336
6.125%, due 09/15/32[2]	10,000	10,028
U.S. Foods, Inc. 5.750%, due 04/15/33[2]	30,000	29,683
		1,987,406
Food service—0.0%†
TKC Holdings, Inc. 8.500%, due 08/15/30[2]	57,000	58,268
Forest products & paper—0.0%†
Celulosa Arauco y Constitucion SA 4.200%, due 01/29/30[2]	40,000	37,298
Gas—0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.875%, due 06/01/31[2]	30,000	30,465
National Fuel Gas Co. 2.950%, due 03/01/31	300,000	271,868
5.050%, due 10/15/31	100,000	98,680
NiSource, Inc. 3.600%, due 05/01/30	200,000	190,830
(fixed, converts to FRN on 07/15/31), 5.750%, due 07/15/56[1]	95,000	93,568
Southern California Gas Co. 5.450%, due 06/15/35	665,000	667,365
Southwest Gas Corp. 4.050%, due 03/15/32	200,000	189,187
Spire, Inc. (fixed, converts to FRN on 06/01/31), 6.250%, due 06/01/56[1]	40,000	39,577

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Gas—(continued)
(fixed, converts to FRN on 06/01/36), 6.450%, due 06/01/56[1]		$30,000	$29,897
			1,611,437
Healthcare-products—0.1%
Zimmer Biomet Holdings, Inc. 5.350%, due 12/01/28		200,000	202,429
Healthcare-services—0.9%
Acadia Healthcare Co., Inc. 5.000%, due 04/15/29[2]		25,000	24,473
Centene Corp. 2.625%, due 08/01/31		300,000	259,921
3.000%, due 10/15/30		1,380,000	1,240,138
3.375%, due 02/15/30		55,000	50,869
4.625%, due 12/15/29		80,000	77,611
Cigna Group 4.375%, due 10/15/28		200,000	198,657
CommonSpirit Health 4.352%, due 09/01/30		50,000	48,568
Series 2025, 4.975%, due 09/01/35		50,000	47,599
Eurofins Scientific SE (fixed, converts to FRN on 07/24/28), 6.750%, due 04/24/28[1,4,6]	EUR	100,000	119,577
Global Medical Response, Inc. 7.375%, due 10/01/32[2]		$93,000	94,639
HCA, Inc. 3.125%, due 03/15/27		200,000	198,320
4.125%, due 06/15/29		49,000	48,062
Icon Investments Six DAC 5.809%, due 05/08/27		200,000	201,458
IQVIA, Inc. 4.625%, due 06/15/33[4]	EUR	100,000	115,448
LifePoint Health, Inc. 7.000%, due 05/01/34[2]		$30,000	28,021
8.375%, due 02/15/32[2]		10,000	10,068
Molina Healthcare, Inc. 6.250%, due 01/15/33[2]		60,000	59,332
6.500%, due 02/15/31[2]		15,000	15,138
Sutter Health Series 2025, 5.213%, due 08/15/32		735,000	739,851
			3,577,750
Home builders—0.0%†
Beazer Homes USA, Inc. 7.250%, due 10/15/29		15,000	15,193
K Hovnanian Enterprises, Inc. 8.375%, due 10/01/33[2]		35,000	35,567
Mattamy Group Corp. 6.000%, due 12/15/33[2]		55,000	52,353
			103,113
	Face amount	Value
Corporate bonds—(continued)
Home furnishings—0.0%†
Whirlpool Corp. 7.500%, due 07/01/31[2]	$30,000	$29,813
7.875%, due 07/01/34[2]	20,000	18,908
		48,721
Household products/wares—0.0%†
Clorox Co. 4.700%, due 05/15/31	100,000	98,409
Housewares—0.0%†
Newell Brands, Inc. 6.375%, due 05/15/30[5]	7,000	7,077
6.625%, due 09/15/29	5,000	5,060
8.500%, due 06/01/28[2]	15,000	15,656
		27,793
Insurance—6.7%
Acrisure LLC/Acrisure Finance, Inc. 6.750%, due 07/01/32[2]	5,000	4,594
7.500%, due 11/06/30[2]	15,000	14,507
Aegon Ltd. (fixed, converts to FRN on 04/11/28), 5.500%, due 04/11/48[1]	1,105,000	1,103,833
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.500%, due 10/01/31[2]	55,000	54,954
American National Global Funding 4.625%, due 12/15/28[2]	700,000	691,750
5.250%, due 06/03/30[2]	860,000	853,824
5.550%, due 01/28/30[2]	720,000	723,660
Ascot Group Ltd. (fixed, converts to FRN on 06/15/30), 6.349%, due 06/15/35[1,2]	585,000	584,092
Athene Global Funding 4.721%, due 10/08/29[2]	870,000	855,363
5.033%, due 07/17/30[2]	1,295,000	1,276,748
5.133%, due 06/01/29[2]	665,000	664,154
5.583%, due 01/09/29[2]	200,000	201,647
Bowhead Specialty Holdings, Inc. 7.750%, due 12/01/30	590,000	575,679
Corebridge Financial, Inc. (fixed, converts to FRN on 12/15/27), 6.875%, due 12/15/52[1]	1,690,000	1,709,418
DaVinciRe Holdings Ltd. 5.950%, due 04/15/35[2]	540,000	546,997
Enstar Group Ltd. (fixed, converts to FRN on 07/15/36), 6.693%, due 07/15/37[1,2]	715,000	698,219
(fixed, converts to FRN on 04/01/35), 7.500%, due 04/01/45[1,2]	755,000	786,536
Equitable Holdings, Inc. 4.350%, due 04/20/28	100,000	99,274
(fixed, converts to FRN on 03/28/35), 6.700%, due 03/28/55[1]	110,000	111,701
F&G Annuities & Life, Inc. 7.400%, due 01/13/28	2,715,000	2,780,475

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Insurance—(continued)
F&G Global Funding 5.875%, due 06/10/27[2]	$100,000	$100,961
Fidelity National Financial, Inc. 3.400%, due 06/15/30	67,000	62,489
Global Atlantic Fin Co. (fixed, converts to FRN on 10/15/26), 4.700%, due 10/15/51[1,2]	420,000	414,610
(fixed, converts to FRN on 10/15/29), 7.950%, due 10/15/54[1,2]	510,000	510,458
HUB International Ltd. 7.250%, due 06/15/30[2]	142,000	146,213
Jackson National Life Global Funding 4.550%, due 09/09/30[2]	200,000	194,655
Liberty Mutual Group, Inc. (fixed, converts to FRN on 12/15/26), 4.125%, due 12/15/51[1,2,5]	110,000	109,264
MetLife, Inc. Series G, (fixed, converts to FRN on 03/15/35), 6.350%, due 03/15/55[1]	45,000	45,648
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (fixed, converts to FRN on 05/23/32), 5.875%, due 05/23/42[1,2]	1,000,000	1,015,180
Mutual of Omaha Cos Global Funding 5.000%, due 04/01/30[2]	100,000	100,017
Northwestern Mutual Global Funding 4.350%, due 09/15/27[2]	985,000	983,592
Pacific Life Global Funding II 5.500%, due 07/18/28[2]	100,000	101,580
Pelagos Insurance Capital Ltd. (fixed, converts to FRN on 06/15/35), 7.750%, due 06/15/55[1]	815,000	849,567
Protective Life Global Funding 5.215%, due 06/12/29[2]	200,000	201,613
Prudential Financial, Inc. (fixed, converts to FRN on 02/28/32), 5.125%, due 03/01/52[1]	70,000	68,013
RGA Global Funding 6.000%, due 11/21/28[2]	200,000	204,683
Sammons Financial Group Global Funding 5.100%, due 06/22/31[2]	860,000	849,211
SiriusPoint Ltd. 7.000%, due 04/05/29	1,025,000	1,063,562
Stewart Information Services Corp. 3.600%, due 11/15/31	1,215,000	1,067,657
Swiss Re Finance Luxembourg SA (fixed, converts to FRN on 04/02/29), 5.000%, due 04/02/49[1,2]	3,400,000	3,367,182
Universal Insurance Holdings, Inc. Series QIB, 7.750%, due 06/30/31[2]	585,000	584,991
		26,378,571
	Face amount	Value
Corporate bonds—(continued)
Internet—2.0%
Airbnb, Inc. 4.400%, due 03/16/29	$100,000	$99,169
Alphabet, Inc. 4.400%, due 02/15/33	620,000	594,735
5.650%, due 02/15/56	170,000	157,006
Amazon.com, Inc. 4.550%, due 03/13/33	565,000	545,862
4.800%, due 07/09/31	125,000	123,814
5.100%, due 07/09/33	1,600,000	1,585,134
5.300%, due 07/09/36	105,000	103,167
6.100%, due 07/09/56	320,000	307,335
Beignet Investor LLC 6.581%, due 05/30/49[2]	1,985,000	1,924,385
Expedia Group, Inc. 3.800%, due 02/15/28	100,000	98,660
Meta Platforms, Inc. 4.600%, due 11/15/32	1,205,000	1,159,936
5.250%, due 05/15/36[5]	90,000	86,289
6.300%, due 05/15/56	260,000	238,607
Sopaipilla Investor LLC 7.534%, due 11/30/48[2]	700,000	725,539
Wayfair LLC 7.125%, due 05/31/34[2]	15,000	15,409
7.250%, due 10/31/29[2]	45,000	46,340
		7,811,387
Investment companies—3.1%
Abu Dhabi Developmental Holding Co. PJSC 4.375%, due 10/02/31[2]	200,000	191,812
BlackRock TCP Capital Corp. 6.950%, due 05/30/29[5]	565,000	558,815
Blackstone Private Credit Fund 7.300%, due 11/27/28	1,975,000	2,039,520
Blackstone Secured Lending Fund 5.250%, due 09/04/29	100,000	98,379
Blue Owl Capital Corp. 2.875%, due 06/11/28	1,100,000	1,043,796
Blue Owl Credit Income Corp. 7.750%, due 09/16/27	950,000	968,551
Blue Owl Technology Finance Corp. 6.100%, due 03/15/28	505,000	505,014
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance 5.950%, due 09/17/30[2]	810,000	776,747
Franklin BSP Capital Corp. 6.000%, due 10/02/30[2]	535,000	518,264
FS KKR Capital Corp. 3.125%, due 10/12/28	35,000	32,900
Golub Capital BDC, Inc. 6.250%, due 06/01/31	680,000	669,591
7.050%, due 12/05/28	200,000	205,103
HA Sustainable Infrastructure Capital, Inc. 6.375%, due 07/01/34	1,400,000	1,404,766
6.750%, due 07/15/35	1,255,000	1,282,265
HPS Corporate Lending Fund 6.300%, due 08/19/31[2]	620,000	612,910

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Investment companies—(continued)
Oaktree Strategic Credit Fund 6.500%, due 07/23/29[5]	$1,365,000	$1,372,908
		12,281,341
Iron & steel—0.1%
Cleveland-Cliffs, Inc. 6.875%, due 11/01/29[2]	40,000	40,427
7.000%, due 03/15/32[2]	25,000	25,052
Hybar LLC 7.375%, due 07/01/34[2]	40,000	40,150
Metinvest BV 7.650%, due 10/01/27[2]	25,000	24,375
7.750%, due 10/17/29[2]	110,000	102,300
Mineral Resources Ltd. 6.000%, due 05/01/32[2]	20,000	19,633
6.250%, due 05/01/34[2]	20,000	19,493
7.000%, due 04/01/31[2]	40,000	41,163
Vale Overseas Ltd. 6.400%, due 06/28/54	10,000	9,912
		322,505
Leisure time—0.1%
Carnival Corp. Ltd. 6.125%, due 02/15/33[2,5]	100,000	100,005
Gaia Purchaser, Inc. 7.625%, due 07/15/33[2]	25,000	25,077
NCL Corp. Ltd. 6.750%, due 02/01/32[2]	15,000	14,702
7.750%, due 02/15/29[2]	10,000	10,382
Patrick Industries, Inc. 6.375%, due 11/01/32[2]	85,000	83,820
Royal Caribbean Cruises Ltd. 5.500%, due 04/01/28	200,000	201,625
Viking Cruises Ltd. 7.000%, due 02/15/29[2]	30,000	30,062
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[2]	10,000	9,991
		475,664
Lodging—0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.625%, due 01/15/32[2]	40,000	40,092
Las Vegas Sands Corp. 6.000%, due 08/15/29	200,000	204,053
Marriott International, Inc. 5.550%, due 10/15/28	200,000	203,417
Marriott Ownership Resorts, Inc. 6.500%, due 10/01/33[2]	50,000	49,172
Melco Resorts Finance Ltd. 5.625%, due 07/17/27[2]	105,000	104,764
Travel & Leisure Co. 6.250%, due 06/01/31[2]	65,000	65,100
		666,598
	Face amount		Value
Corporate bonds—(continued)
Machinery-construction & mining—0.0%†
Manitowoc Co., Inc. 9.250%, due 10/01/31[2]		$25,000	$26,478
Terex Corp. 6.250%, due 10/15/32[2]		85,000	85,305
Vertiv Holdings Co. 5.800%, due 03/15/56		50,000	45,996
			157,779
Machinery-diversified—0.1%
Columbus McKinnon Corp. 7.125%, due 02/01/33[2]		81,000	81,607
Esab Corp. 5.625%, due 04/01/31[2]		5,000	4,940
Flowserve Corp. 5.700%, due 05/15/36		50,000	48,878
Lsf12 Helix Parent LLC 7.125%, due 02/01/33[2]		49,000	47,973
TK Elevator Midco GmbH 4.375%, due 07/15/27[4]	EUR	18,909	21,811
			205,209
Media—0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, due 08/15/30[2]		$190,000	173,356
4.750%, due 03/01/30[2]		65,000	60,731
4.750%, due 02/01/32[2,5]		120,000	104,855
5.375%, due 06/01/29[2]		20,000	19,423
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29		200,000	185,097
3.500%, due 06/01/41		200,000	135,320
4.800%, due 03/01/50		323,000	225,928
5.750%, due 04/01/48		55,000	43,292
Discovery Global Holdings, Inc. 4.054%, due 03/15/29		300,000	294,663
5.050%, due 03/15/42		25,000	17,375
Fox Corp. 4.709%, due 01/25/29		100,000	99,532
McGraw-Hill Education, Inc. 7.375%, due 09/01/31[2]		25,000	25,316
Midcontinent Communications 8.000%, due 08/15/32[2]		20,000	16,985
Nexstar Media, Inc. 6.500%, due 09/15/33[2]		310,000	308,411
Paramount Global 4.200%, due 05/19/32		20,000	17,006
4.375%, due 03/15/43		15,000	9,171
4.900%, due 08/15/44		15,000	9,334
4.950%, due 01/15/31		20,000	18,328
5.850%, due 09/01/43		15,000	10,633
6.875%, due 04/30/36		20,000	18,281
7.875%, due 07/30/30		15,000	15,639
Sunrise FinCo I BV 4.625%, due 05/15/32[4]	EUR	100,000	113,562

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Media—(continued)
Virgin Media Secured Finance PLC 5.500%, due 05/15/29[2]	$15,000	$13,466
		1,935,704
Mining—0.1%
Capstone Copper Corp. 6.750%, due 03/31/33[2]	97,000	97,218
Century Aluminum Co. 6.875%, due 08/01/32[2]	35,000	35,542
Corp. Nacional del Cobre de Chile 5.529%, due 01/30/37[2]	10,000	9,617
First Quantum Minerals Ltd. 7.250%, due 02/15/34[2]	10,000	10,166
Kaiser Aluminum Corp. 5.875%, due 03/01/34[2]	5,000	4,880
Nexa Resources SA 6.600%, due 04/08/37[2]	10,000	10,177
Novelis Corp. 4.750%, due 01/30/30[2]	40,000	38,387
6.375%, due 08/15/33[2]	35,000	34,936
Southern Copper Corp. 5.250%, due 11/08/42	10,000	9,087
Trekor Metals Ltd. 8.250%, due 05/01/30[2]	60,000	62,348
		312,358
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc. 6.375%, due 03/15/33[2]	55,000	55,471
Avient Corp. 6.250%, due 11/01/31[2]	63,000	63,463
		118,934
Oil & gas—1.0%
3R Lux SARL 9.750%, due 02/05/31[2]	30,000	31,703
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, due 06/30/29[2]	20,000	19,930
6.625%, due 10/15/32[2]	35,000	35,186
Beusa Investments LLC 7.000%, due 08/01/31[2]	55,000	53,755
Canadian Natural Resources Ltd. 5.000%, due 12/15/29	100,000	100,563
Caturus Energy LLC 7.125%, due 05/15/31[2]	29,000	28,748
8.500%, due 02/15/30[2]	50,000	51,787
Crescent Energy Finance LLC 7.625%, due 04/01/32[2]	40,000	40,422
DBR Land Holdings LLC 6.250%, due 12/01/30[2]	15,000	15,129
FORESEA Holding SA 7.500%, due 06/15/30[4]	20,272	20,069
Geopark Ltd. 8.750%, due 01/31/30[2]	10,000	10,133
	Face amount		Value
Corporate bonds—(continued)
Oil & gas—(continued)
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[2]		$20,000	$19,961
6.875%, due 05/15/34[2]		65,000	63,665
Infinity Natural Resources LLC 7.625%, due 04/01/31[2]		40,000	39,904
Matador Resources Co. 6.000%, due 04/15/34[2]		20,000	19,344
6.500%, due 04/15/32[2]		40,000	39,925
Northern Oil & Gas, Inc. 8.750%, due 06/15/31[2]		15,000	15,459
Permian Resources Operating LLC 6.250%, due 02/01/33[2]		40,000	40,718
7.000%, due 01/15/32[2]		125,000	129,400
Pertamina Persero PT 6.450%, due 05/30/44[2]		40,000	38,900
Petrobras Global Finance BV 5.500%, due 06/10/51		20,000	15,736
Petroleos Mexicanos 6.350%, due 02/12/48		85,000	67,235
6.500%, due 01/23/29		30,000	30,426
6.700%, due 02/16/32		20,000	19,966
6.750%, due 09/21/47		30,000	24,613
6.950%, due 01/28/60		50,000	40,231
7.690%, due 01/23/50		145,000	129,731
Saudi Arabian Oil Co. 5.375%, due 06/02/35[2]		200,000	197,380
5.750%, due 07/17/54[2]		30,000	26,807
6.000%, due 02/02/56[2]		20,000	18,250
SM Energy Co. 8.625%, due 11/01/30[2]		40,000	41,989
Sunoco LP 5.375%, due 07/15/31[2]		660,000	647,397
7.000%, due 05/01/29[2]		1,185,000	1,210,805
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[2]		35,000	34,244
TotalEnergies Capital USA LLC 4.248%, due 01/13/31		200,000	195,327
TotalEnergies SE (fixed, converts to FRN on 11/19/34), 4.500%, due 08/19/34[1,4,6]	EUR	200,000	227,146
Transocean International Ltd. 7.875%, due 10/15/32[2]		$15,000	15,623
Validus Energy II Midcon LLC 8.000%, due 08/01/31[2]		25,000	24,887
			3,782,494
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.625%, due 09/01/32[2]		65,000	65,931
Oceaneering International, Inc. 6.875%, due 07/15/34[2]		45,000	46,045
SESI LLC 7.875%, due 09/30/30[2]		25,000	25,296

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
USA Compression Partners LP/USA Compression Finance Corp. 6.250%, due 10/01/33[2]		$24,000	$23,618
7.125%, due 03/15/29[2]		75,000	76,616
WBI Operating LLC 6.250%, due 10/15/30[2]		20,000	19,996
6.500%, due 10/15/33[2]		59,000	58,895
			316,397
Packaging & containers—0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.000%, due 09/01/28[4]	EUR	100,000	112,276
6.250%, due 01/30/31[2]		$32,000	32,216
Canpack Group, Inc./CANPACK SA 6.000%, due 05/15/31[2]		15,000	14,918
Clydesdale Acquisition Holdings, Inc. 6.750%, due 04/15/32[2]		25,000	23,807
6.875%, due 01/15/30[2]		15,000	14,871
Mauser Packaging Solutions Holding Co. 7.875%, due 04/15/30[2]		324,000	330,447
Sword Purchaser LLC 8.250%, due 04/15/33[2]		49,000	50,119
10.500%, due 04/15/34[2]		25,000	25,845
Trivium Packaging Finance BV 8.250%, due 07/15/30[2]		98,000	103,594
WRKCo, Inc. 4.900%, due 03/15/29		100,000	100,091
			808,184
Pharmaceuticals—1.1%
Adapthealth LLC 6.125%, due 08/01/28[2]		20,000	20,000
Bayer AG (fixed, converts to FRN on 09/25/30), 5.375%, due 03/25/82[1,4]	EUR	100,000	117,137
Bayer U.S. Finance LLC 6.125%, due 11/21/26[2]		$400,000	401,431
CVS Health Corp. 5.050%, due 03/25/48		170,000	143,579
5.125%, due 07/20/45		35,000	30,418
(fixed, converts to FRN on 12/10/34), 6.750%, due 12/10/54[1]		90,000	92,730
CVS Pass-Through Trust Series 2013, 4.704%, due 01/10/36[2]		2,006,912	1,873,481
Grifols SA 7.500%, due 05/01/30[4]	EUR	61,539	73,870
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[4]		$100,000	116,067
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, due 04/30/31[2]		1,220,000	1,207,506
Pfizer Investment Enterprises Pte. Ltd. 4.750%, due 05/19/33		200,000	195,233
	Face amount		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Teva Pharmaceutical Finance Netherlands II BV 4.375%, due 05/09/30	EUR	100,000	$116,448
			4,387,900
Pipelines—1.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[2]		$65,000	64,797
6.625%, due 02/01/32[2]		200,000	203,557
Cheniere Energy Partners LP 3.250%, due 01/31/32		200,000	180,949
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[2]		5,000	4,868
7.500%, due 12/15/33[2]		180,000	188,647
Enbridge, Inc. 4.900%, due 06/20/30		200,000	199,573
5.300%, due 04/05/29		200,000	202,633
Series 20-A, (fixed, converts to FRN on 07/15/30), 5.750%, due 07/15/80[1]		23,000	22,960
(fixed, converts to FRN on 06/27/34), 7.200%, due 06/27/54[1]		62,000	65,284
Series NC5, (fixed, converts to FRN on 01/15/29), 8.250%, due 01/15/84[1]		100,000	105,210
Energy Transfer LP 5.250%, due 04/15/29		200,000	201,775
5.250%, due 07/01/29		200,000	202,321
6.100%, due 12/01/28		200,000	205,579
Esentia Energy Development SAB de CV 6.500%, due 07/30/38[2]		15,000	14,367
Excelerate Energy LP 8.000%, due 05/15/30[2]		10,000	10,477
Galaxy Pipeline Assets Bidco Ltd. 2.940%, due 09/30/40[2]		16,978	13,767
Genesis Energy LP/Genesis Energy Finance Corp. 6.750%, due 03/15/34		42,000	41,890
8.000%, due 05/15/33		50,000	52,016
Golar LNG Ltd. 7.500%, due 10/02/30[2]		89,000	90,405
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[2]		200,000	198,164
Harvest Midstream I LP 7.500%, due 05/15/32[2]		65,000	66,644
Howard Midstream Energy Partners LLC 6.625%, due 01/15/34[2]		31,000	31,346
7.375%, due 07/15/32[2]		130,000	134,376
Kinder Morgan, Inc. 7.750%, due 01/15/32		200,000	224,521
Kinetik Holdings LP 5.875%, due 06/15/30[2]		60,000	60,067
MPLX LP 5.000%, due 03/01/33		200,000	195,630

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Pipelines—(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[2]		$40,000	$41,003
8.375%, due 02/15/32[2]		25,000	25,997
ONEOK, Inc. 5.050%, due 11/01/34		225,000	216,883
5.375%, due 06/01/29		200,000	202,314
5.650%, due 11/01/28		200,000	203,414
Rockies Express Pipeline LLC 6.750%, due 03/15/33[2]		35,000	35,584
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[2]		40,000	39,359
6.750%, due 03/15/34[2]		22,000	22,137
Venture Global Calcasieu Pass LLC 3.875%, due 08/15/29[2]		100,000	95,097
6.000%, due 05/01/36[2]		25,000	24,708
Venture Global LNG, Inc. 6.375%, due 12/15/34[2]		20,000	19,478
6.625%, due 06/15/36[2]		20,000	19,601
8.375%, due 06/01/31[2]		93,000	96,143
9.500%, due 02/01/29[2]		25,000	26,761
Venture Global Plaquemines LNG LLC 6.500%, due 01/15/34[2]		100,000	103,186
6.500%, due 06/15/34[2]		70,000	72,193
Williams Cos., Inc. 4.800%, due 11/15/29		200,000	199,757
			4,425,438
Private Equity—0.1%
Carlyle Finance Subsidiary LLC 3.500%, due 09/19/29[2]		200,000	191,207
Real estate—0.2%
CBRE Services, Inc. 5.500%, due 04/01/29		200,000	203,188
CoStar Group, Inc. 2.800%, due 07/15/30[2]		200,000	179,327
CPI Property Group SA 6.000%, due 01/27/32[4]	EUR	100,000	110,969
Heimstaden Bostad AB (fixed, converts to FRN on 01/29/28), 3.000%, due 10/29/27[1,4,6]		$100,000	112,170
Newmark Group, Inc. 7.500%, due 01/12/29		200,000	207,250
			812,904
Real estate investment trusts—1.6%
Arbor Realty SR, Inc. Series QIB, 8.500%, due 10/15/27[2]		2,395,000	2,323,150
Blackstone Mortgage Trust, Inc. 6.250%, due 06/01/31[2]		20,000	19,122
7.750%, due 12/01/29[2]		50,000	51,671
CFE Fibra E 5.875%, due 09/23/40[2]		19,429	18,628
	Face amount		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.875%, due 10/01/28[2]		$15,000	$14,980
7.000%, due 02/01/30[2]		209,000	212,378
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[2]		20,000	20,186
RHP Hotel Properties LP/RHP Finance Corp. 6.500%, due 04/01/32[2]		230,000	233,893
RLJ Lodging Trust LP 4.000%, due 09/15/29[2]		75,000	71,440
SBA Tower Trust 6.599%, due 01/15/28[2]		3,100,000	3,126,317
Service Properties Trust 8.625%, due 11/15/31[2]		45,000	47,290
Starwood Property Trust, Inc. 5.750%, due 01/15/31[2]		12,000	11,818
6.125%, due 06/01/31[2]		15,000	14,964
6.500%, due 07/01/30[2]		95,000	96,485
XHR LP 4.875%, due 06/01/29[2]		80,000	77,938
			6,340,260
Retail—0.4%
Advance Auto Parts, Inc. 7.000%, due 08/01/30[2]		35,000	35,862
7.375%, due 08/01/33[2]		45,000	46,446
Bath & Body Works, Inc. 6.625%, due 10/01/30[2]		8,000	8,129
6.750%, due 07/01/36		5,000	4,945
6.875%, due 11/01/35		34,000	34,378
Ceconomy AG 6.250%, due 07/15/29[4]	EUR	100,000	118,835
Cougar JV Subsidiary LLC 8.000%, due 05/15/32[2]		$60,000	62,755
Macy's Retail Holdings LLC 5.875%, due 03/15/30[2]		362,000	359,391
7.375%, due 08/01/33[2]		665,000	691,993
Michaels Cos., Inc. 8.500%, due 03/15/33[2]		35,000	34,672
Petco Health & Wellness Co., Inc. 8.250%, due 02/01/31[2]		34,000	34,109
PetSmart LLC/PetSmart Finance Corp. 7.500%, due 09/15/32[2]		40,000	40,416
QXO Building Products, Inc. 6.500%, due 07/15/31[2]		55,000	55,223
6.875%, due 07/15/34[2]		55,000	55,082
			1,582,236
Savings & loans—0.3%
Axos Financial, Inc. (fixed, converts to FRN on 10/01/30), 7.000%, due 10/01/35[1]		540,000	552,150
Nationwide Building Society (fixed, converts to FRN on 02/16/27), 2.972%, due 02/16/28[1,2,5]		200,000	198,230

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Savings & loans—(continued)
(fixed, converts to FRN on 10/18/26), 6.557%, due 10/18/27[1,2]		$250,000	$250,904
			1,001,284
Semiconductors—0.2%
Amkor Technology, Inc. 5.875%, due 10/01/33[2]		50,000	48,636
Intel Corp. 6.125%, due 05/15/56		260,000	243,948
MKS, Inc. 4.250%, due 02/15/34[4]	EUR	100,000	111,438
NVIDIA Corp. 4.950%, due 06/15/36		$540,000	516,682
			920,704
Shipbuilding—0.0%†
Huntington Ingalls Industries, Inc. 2.043%, due 08/16/28		200,000	189,535
Software—1.2%
CoreWeave, Inc. 9.000%, due 02/01/31[2,5]		585,000	528,076
9.250%, due 06/01/30[2]		410,000	383,168
9.750%, due 10/01/31[2]		34,000	30,850
Ellucian Holdings, Inc. 6.500%, due 12/01/29[2]		20,000	19,232
Fair Isaac Corp. 6.000%, due 05/15/33[2]		25,000	24,196
6.250%, due 09/15/34[2]		25,000	24,151
Fidelity National Information Services, Inc. 4.550%, due 03/10/29		100,000	99,100
4.800%, due 03/10/31		85,000	83,499
Fiserv, Inc. 4.200%, due 10/01/28		100,000	98,514
OAK-Eagle Acquireco, Inc. 7.250%, due 07/01/33[2]		65,000	67,351
8.750%, due 07/01/34[2]		40,000	42,140
Oracle Corp. 2.875%, due 03/25/31		200,000	174,336
3.850%, due 04/01/60		200,000	112,293
4.200%, due 09/27/29		200,000	191,622
4.650%, due 05/06/30		100,000	96,079
5.700%, due 02/04/36		150,000	138,865
6.700%, due 02/04/56		345,000	304,207
6.850%, due 02/04/66		30,000	26,397
Paychex, Inc. 5.350%, due 04/15/32		200,000	200,436
Salesforce, Inc. 4.500%, due 03/15/28		100,000	99,771
4.650%, due 03/15/29		100,000	99,557
5.550%, due 03/15/36		1,765,000	1,721,105
UKG, Inc. 6.875%, due 02/01/31[2]		60,000	58,786
			4,623,731
	Face amount		Value
Corporate bonds—(continued)
Telecommunications—2.2%
Altice France SA 7.250%, due 11/01/29[2]	EUR	152,439	$176,930
APLD ComputeCo 2 LLC 6.750%, due 03/15/31[2]		$67,000	65,493
APLD ComputeCo LLC 9.250%, due 12/15/30[2]		10,000	10,628
AT&T, Inc. 5.250%, due 10/30/36		135,000	128,721
6.200%, due 10/30/56		55,000	50,908
Bell Telephone Co. of Canada or Bell Canada (fixed, converts to FRN on 09/15/30), 6.875%, due 09/15/55[1]		75,000	75,625
Black Pearl Compute LLC 6.125%, due 02/15/31[2]		118,000	117,802
British Telecommunications Ltd. (fixed, converts to FRN on 12/20/28), 8.375%, due 12/20/83[1,4]	GBP	100,000	141,785
Cipher Compute LLC 7.125%, due 11/15/30[2]		$53,000	54,061
Connect Finco SARL/Connect U.S. Finco LLC 9.000%, due 09/15/29[2]		1,350,000	1,416,122
ELK Grove Village Property LLC 7.500%, due 06/15/31[2]		1,190,000	1,146,271
Fibercop SpA 5.375%, due 04/15/31[4]	EUR	100,000	118,551
6.000%, due 09/30/34[2]		$9,000	8,673
Series 2033, 6.375%, due 11/15/33[2]		55,000	54,026
7.200%, due 07/18/36[2]		15,000	15,224
Flash Compute LLC 7.250%, due 12/31/30[2]		18,000	18,177
Galaxy Helios Data Centers II LLC 9.875%, due 08/01/31[2]		70,000	70,190
Iliad Holding SAS 5.625%, due 10/15/28[4]	EUR	100,000	115,641
Koninklijke KPN NV (fixed, converts to FRN on 09/18/29), 4.875%, due 06/18/29[1,4,6]		$100,000	117,234
Level 3 Financing, Inc. 6.875%, due 06/30/33[2]		63,000	63,753
7.000%, due 03/31/34[2]		60,000	61,033
7.500%, due 02/15/37[2]		10,000	9,932
8.500%, due 01/15/36[2]		10,000	10,404
Meridian Arc Holdco LLC 6.250%, due 04/30/31[2]		135,000	129,712
Motorola Solutions, Inc. 2.300%, due 11/15/30		200,000	178,760
NTT Finance Corp. 5.259%, due 11/01/33[2]		200,000	197,000
PR RNO Property Owner 1 LLC 6.500%, due 05/01/31[2]		1,085,000	1,021,657
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC 5.700%, due 04/15/36[2]		1,240,000	1,133,878
Road Michigan Property Owner I LLC 7.500%, due 03/30/45[2]		480,000	465,205

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Rogers Communications, Inc. 3.800%, due 03/15/32		$114,000	$104,927
(fixed, converts to FRN on 07/31/31), 6.875%, due 07/31/56[1]		55,000	55,022
(fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[1]		90,000	90,540
(fixed, converts to FRN on 04/15/35), 7.125%, due 04/15/55[1]		50,000	50,463
Stingray Compute LLC 6.000%, due 06/15/31[2]		65,000	63,412
SV RNO Property Owner 1 LLC 5.875%, due 03/01/31[2]		113,000	104,931
Telecom Italia Capital SA 7.721%, due 06/04/38		20,000	22,373
Telefonica Europe BV (fixed, converts to FRN on 09/24/27), 2.875%, due 06/24/27[1,4,6]	EUR	100,000	114,310
TELUS Corp. (fixed, converts to FRN on 06/09/36), 6.625%, due 06/09/56[1]		$70,000	68,367
T-Mobile USA, Inc. 2.050%, due 02/15/28		100,000	96,082
2.550%, due 02/15/31		200,000	179,345
Uniti Services LLC 7.500%, due 10/15/33[2]		33,000	33,722
Verizon Communications, Inc. (fixed, converts to FRN on 05/14/33), 6.050%, due 05/14/58[1]		90,000	88,500
(fixed, converts to FRN on 05/14/36), 6.200%, due 05/14/56[1]		90,000	88,079
Vodafone Group PLC (fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[1,4]	EUR	100,000	109,321
5.750%, due 06/28/54		$70,000	63,134
(fixed, converts to FRN on 08/30/29), 6.500%, due 08/30/84[1,4]	EUR	100,000	121,900
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[2]		$105,000	109,308
Yondr JK 1 LLC 6.875%, due 06/30/31[2]		20,000	19,048
Zayo Group Holdings, Inc. 5.750% Cash and 0.500% PIK, 9.250%, due 03/09/30[2,10]		25,953	25,921
			8,782,101
Transportation—0.0%†
MV24 Capital BV 6.748%, due 06/01/34[2]		26,884	27,108
XPO, Inc. 7.125%, due 02/01/32[2]		60,000	61,859
			88,967
Venture capital—0.2%
Hercules Capital, Inc. 5.350%, due 02/10/29[5]		690,000	680,749
	Face amount		Value
Corporate bonds—(continued)
Water—0.1%
Holding d'Infrastructures des Metiers de l'Environnement SAS 3.875%, due 01/31/31[4]	EUR	100,000	$114,716
Veolia Environnement SA (fixed, converts to FRN on 08/20/30), 4.371%, due 05/20/30[1,4,6]		$100,000	114,808
(fixed, converts to FRN on 02/22/29), 5.993%, due 11/22/28[1,4,6]		100,000	119,828
			349,352
Total corporate bonds (cost—$186,840,383)			184,355,129
Loan assignments—8.9%
Agriculture—0.3%
AAG U.S. GSI Bidco, Inc. 3 mo. USD Term SOFR + 4.500%, 8.323%, due 10/31/31[1]		993,250	993,250
Airlines—0.6%
American Airlines, Inc. 3 mo. USD Term SOFR + 2.250%, 5.979%, due 04/20/28[1]		227,694	227,571
3 mo. USD Term SOFR + 2.750%, 6.479%, due 05/28/32[1]		829,500	829,201
United Airlines, Inc. 1 mo. USD Term SOFR + 1.750%, 5.481%, due 02/22/31[1]		1,250,979	1,246,601
			2,303,373
Chemicals—0.4%
GEON Performance Solutions LLC 3 mo. USD Term SOFR + 4.250%, 8.244%, due 08/18/28[1]		1,261,629	1,196,025
Mativ Holdings, Inc. 1 mo. USD Term SOFR + 4.500%, 8.231%, due 04/04/33[1]		575,000	574,281
			1,770,306
Commercial services—0.9%
Priority Holdings LLC 1 mo. USD Term SOFR + 3.750%, 7.481%, due 08/02/32[1]		1,329,186	1,311,748
System One Holdings LLC 1 mo. USD Term SOFR + 3.500%, 7.231%, due 03/02/28[1]		2,185,582	2,184,664
			3,496,412
Distribution/wholesale—0.2%
Gloves Buyer, Inc. 3 mo. USD Term SOFR + 3.750%, 7.483%, due 05/21/32[1]		671,625	672,115
Diversified financial services—0.4%
LendingTree, Inc. 1 mo. USD Term SOFR + 4.250%, 7.981%, due 08/21/30[1]		1,562,614	1,529,799

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Loan assignments—(continued)
Electric—0.6%
Eastern Power LLC 1 mo. USD Term SOFR + 4.750%, 8.481%, due 04/03/29[1]	$1,706,382	$1,711,006
Solebury Borrower I LLC 0.000%, due 07/29/33[11]	470,000	468,825
		2,179,831
Environmental control—0.2%
Tidal Waste & Recycling Holdings LLC 3 mo. USD Term SOFR + 2.750%, 6.482%, due 10/24/31[1]	788,028	787,437
Health care products—0.8%
Hologic, Inc. 3 mo. USD Term SOFR + 2.000%, 5.745%, due 04/09/29[1]	1,275,000	1,259,062
McKesson Medical-Surgical Top Holdings, Inc. 3 mo. USD Term SOFR + 2.250%, 5.982%, due 06/09/32[1]	285,000	285,000
Medline Borrower LP 1 mo. USD Term SOFR + 1.500%, 5.231%, due 05/30/33[1]	1,429,714	1,424,024
		2,968,086
Healthcare-services—0.7%
IQVIA, Inc. 3 mo. USD Term SOFR + 1.750%, 5.482%, due 01/02/31[1]	1,209,186	1,211,701
MPH Acquisition Holdings LLC 3 mo. USD Term SOFR + 3.750%, 7.573%, due 12/31/30[1]	176,610	176,565
3 mo. USD Term SOFR + 4.600%, 8.684%, due 12/31/30[1]	1,463,987	1,256,409
		2,644,675
Internet—0.1%
Eagle Broadband Investments LLC 3 mo. USD Term SOFR + 3.000%, 6.994%, due 11/12/27[1]	649,687	442,716
Machinery-diversified—0.3%
LSF12 Helix Parent LLC 1 mo. USD Term SOFR + 3.500%, 7.231%, due 02/10/33[1]	1,132,398	1,118,956
Media—0.7%
Midcontinent Communications 1 mo. USD Term SOFR + 2.500%, 6.231%, due 08/18/31[1]	1,355,850	1,330,428
Nexstar Media, Inc. 1 mo. USD Term SOFR + 2.500%, 6.231%, due 06/28/32[1]	906,969	903,006
Versant Media Group, Inc. 3 mo. USD Term SOFR + 3.500%, 7.232%, due 01/30/31[1]	675,000	678,753
		2,912,187
	Face amount	Value
Loan assignments—(continued)
Miscellaneous manufacturers—0.1%
CoorsTek, Inc. 3 mo. USD Term SOFR + 2.500%, 6.228%, due 10/28/32[1]	$558,600	$560,695
Oil & gas—0.1%
Hilcorp Energy I LP 1 mo. USD Term SOFR + 1.750%, 5.417%, due 02/11/30[1]	469,063	468,476
Pharmaceuticals—0.3%
Jazz Financing Lux SARL 1 mo. USD Term SOFR + 2.250%, 5.981%, due 05/05/28[1]	1,070,602	1,072,947
Pipelines—0.9%
Rockpoint Gas Storage Partners LP 3 mo. USD Term SOFR + 2.250%, 5.982%, due 09/18/31[1]	2,019,250	2,020,522
UGI Energy Services LLC 1 mo. USD Term SOFR + 2.000%, 5.731%, due 02/22/30[1]	1,496,698	1,496,698
		3,517,220
Real estate investment trusts—0.2%
Starwood Property Trust, Inc. 1 mo. USD Term SOFR + 1.750%, 5.481%, due 11/18/27[1]	984,688	982,531
Software—0.2%
Central Parent, Inc. 3 mo. USD Term SOFR + 3.250%, 6.982%, due 07/06/29[1]	1,462,697	750,363
Telecommunications—0.6%
Iridium Satellite LLC 1 mo. USD Term SOFR + 2.250%, 5.981%, due 09/20/30[1]	1,356,940	1,356,750
QTS Thunder Managing Issuer LLC 3 mo. USD Term SOFR + 2.250%, 6.025%, due 07/22/33[1]	1,095,000	1,078,575
		2,435,325
Transportation—0.3%
Stonepeak Nile Parent LLC 3 mo. USD Term SOFR + 2.000%, 5.657%, due 04/09/32[1]	1,241,887	1,238,783
Total loan assignments (cost—$36,069,433)		34,845,483
Mortgage-backed securities—10.8%
1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.092%, due 08/10/35[1,2]	124,000	118,730
1301 Trust, Series 2025-1301, Class D, 6.223%, due 08/11/42[1,2]	90,000	89,015

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
A&D Mortgage Trust, Series 2026-NQM2, Class A1, 4.811%, due 03/25/71[1,2]	$80,854	$79,678
Series 2026-NQM4, Class M1, 6.403%, due 06/25/71[1,2]	100,000	99,464
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1, 4.570%, due 09/25/35[1]	11,677	9,836
BAHA Trust, Series 2024-MAR, Class B, 6.841%, due 12/10/41[1,2]	1,400,000	1,438,215
Banc of America Funding Trust, Series 2005-D, Class A1, 5.350%, due 05/25/35[1]	82,590	80,165
Bank, Series 2019-BN17, Class C, 4.507%, due 04/15/52[1]	72,000	67,628
Bank of America Mortgage Trust, Series 2002-G, Class 1A3, 5.750%, due 07/20/32[1]	50	49
Bank5, Series 2023-5YR3, Class C, 7.315%, due 09/15/56[1]	43,000	43,678
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1 mo. USD Term SOFR + 0.919%, 4.596%, due 03/15/37[1,2]	100,000	94,508
Series 2022-C17, Class XA, IO, 1.149%, due 09/15/55[1]	1,290,774	72,280
Series 2024-5C31, Class C, 5.756%, due 12/15/57[1]	34,000	33,593
Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 4.393%, due 09/25/34[1]	40,429	36,377
Series 2005-7, Class 22A1, 4.625%, due 09/25/35[1]	204,057	103,336
Series 2006-1, Class 21A2, 4.316%, due 02/25/36[1]	216,252	148,438
Bear Stearns ARM Trust, Series 2003-1, Class 6A1, 6.000%, due 04/25/33[1]	2,528	2,552
Series 2003-5, Class 2A1, 4.358%, due 08/25/33[1]	27,990	25,710
Series 2004-3, Class 1A2, 4.494%, due 07/25/34[1]	27,881	26,370
Series 2004-6, Class 2A1, 4.032%, due 09/25/34[1]	97,309	89,136
Series 2004-7, Class 1A1, 0.000%, due 10/25/34[1,7]	30,602	23,551
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.976%, due 07/15/51	23,268	23,056
Series 2020-B16, Class C, 3.639%, due 02/15/53[1]	59,000	48,531
Series 2026-V21, Class C, 6.006%, due 03/15/59	67,000	65,438
	Face amount	Value
Mortgage-backed securities—(continued)
BLP Commercial Mortgage Trust, Series 2025-IND2, Class D, 1 mo. USD Term SOFR + 2.650%, 6.326%, due 12/15/42[1,2]	$93,000	$93,291
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A3, 5.800%, due 02/25/65[1,2]	93,122	92,914
BX Commercial Mortgage Trust, Series 2024-GPA2, Class C, 1 mo. USD Term SOFR + 2.191%, 5.868%, due 11/15/41[1,2]	117,931	118,263
Series 2024-MF, Class C, 1 mo. USD Term SOFR + 1.941%, 5.617%, due 02/15/39[1,2]	143,444	143,847
Series 2024-XL5, Class D, 1 mo. USD Term SOFR + 2.690%, 6.366%, due 03/15/41[1,2]	114,100	114,777
Series 2026-CSMO, Class A, 1 mo. USD Term SOFR + 1.400%, 5.076%, due 02/15/43[1,2]	1,220,000	1,223,431
Series 2026-LP3, Class B, 1 mo. USD Term SOFR + 1.550%, 5.226%, due 04/15/43[1,2]	762,770	765,631
BX Trust, Series 2019-OC11, Class D, 3.944%, due 12/09/41[1,2]	100,000	94,094
Series 2024-BIO, Class C, 1 mo. USD Term SOFR + 2.640%, 6.316%, due 02/15/41[1,2]	100,000	99,376
Series 2024-VLT4, Class E, 1 mo. USD Term SOFR + 2.889%, 6.566%, due 06/15/41[1,2]	130,492	129,240
Series 2025-ARIA, Class C, 5.517%, due 12/13/42[1,2]	125,000	123,660
Series 2025-GW, Class D, 1 mo. USD Term SOFR + 2.750%, 6.426%, due 07/15/42[1,2]	100,000	100,500
Series 2025-ROIC, Class D, 1 mo. USD Term SOFR + 1.993%, 5.669%, due 03/15/30[1,2]	189,899	189,543
Series 2025-VLT7, Class D, 1 mo. USD Term SOFR + 3.250%, 6.926%, due 07/15/44[1,2]	128,000	127,999
Series 2025-VOLT, Class D, 1 mo. USD Term SOFR + 2.750%, 6.426%, due 12/15/44[1,2]	100,000	99,750
Series 2026-OPTM, Class A, 1 mo. USD Term SOFR + 1.200%, 4.876%, due 03/15/39[1,2]	620,000	618,074
Series 2026-RISE, Class A, 1 mo. USD Term SOFR + 1.300%, 4.976%, due 04/15/41[1,2]	1,140,000	1,141,426
Chase Home Lending Mortgage Trust, Series 2024-11, Class A9, 6.300%, due 11/25/55[1,2]	17,120	17,013
Series 2024-11, Class A9A, 6.000%, due 11/25/55[1,2]	32,186	32,156

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2024-2, Class A6A, 6.000%, due 02/25/55[1,2]	$42,735	$42,699
Series 2024-3, Class A6, 6.000%, due 02/25/55[1,2]	76,180	76,098
Series 2025-10, Class A9B, 5.500%, due 07/25/56[1,2]	78,799	77,211
Chase Mortgage Finance Trust, Series 2005-S3, Class A10, 5.500%, due 11/25/35	648,778	440,111
Series 2007-S6, Class 2A1, 5.500%, due 12/25/22[9]	471,684	154,566
CHI Commercial Mortgage Trust, Series 2025-110W, Class D, 6.629%, due 12/13/40[1,2]	135,000	133,319
Series 2025-SFT, Class D, 7.325%, due 04/15/42[1,2]	100,000	100,139
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 5A1, 1 yr. USD Term SOFR + 2.465%, 6.148%, due 02/20/36[1]	72,746	68,151
CHL Reperforming Loan REMICS Trust, Series 2003-R4, Class 2A, 4.706%, due 01/25/34[1,2]	290,230	261,345
Series 2006-R1, Class AF1, 1 mo. USD Term SOFR + 0.454%, 4.179%, due 01/25/36[1,2]	124,979	119,278
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class B, 6.360%, due 07/10/28[1,2]	1,120,000	1,136,743
Series 2023-PRM3, Class C, 6.360%, due 07/10/28[1,2]	100,000	100,953
Series 2023-SMRT, Class C, 5.852%, due 06/12/40[1,2]	100,000	100,002
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 1 yr. CMT + 2.400%, 6.190%, due 05/25/35[1]	6,617	6,687
Series 2005-4, Class A, 5.563%, due 08/25/35[1]	13,160	13,102
Series 2005-6, Class A2, 1 yr. CMT + 2.150%, 5.860%, due 09/25/35[1]	1,975	1,976
Series 2005-6, Class A3, 1 yr. CMT + 1.800%, 5.510%, due 09/25/35[1]	169	169
COMM Mortgage Trust, Series 2024-CBM, Class D, 7.926%, due 12/10/41[1,2]	100,000	101,162
Series 2025-SBX, Class A, 5.257%, due 08/10/41[1,2]	980,000	968,984
CONE Trust, Series 2024-DFW1, Class D, 1 mo. USD Term SOFR + 3.040%, 6.716%, due 08/15/41[1,2]	57,000	56,904
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, due 12/25/33	8,438	8,309
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2005-62, Class 2A1, 1 yr. USD MTA + 1.000%, 4.404%, due 12/25/35[1]	$54,260	$47,346
Series 2006-14CB, Class A1, 6.000%, due 06/25/36	1,103,462	550,957
Series 2006-41CB, Class 1A9, 6.000%, due 01/25/37	279,366	125,581
Cross Mortgage Trust, Series 2024-H8, Class M1, 6.315%, due 12/25/69[1,2]	100,000	100,555
Series 2026-NQM6, Class A3, 5.623%, due 05/25/71[1,2]	96,432	95,568
CRSO Trust 7.658%, due 07/10/28[1]	1,130,000	1,155,414
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, due 09/12/40[2]	860,000	870,365
DC Office Trust, Series 2019-MTC, Class D, 3.072%, due 09/15/45[1,2]	100,000	85,956
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1 mo. USD Term SOFR + 0.634%, 4.304%, due 08/19/45[1]	78,306	69,207
Ellington Financial Mortgage Trust, Series 2024-INV2, Class A3, 5.441%, due 10/25/69[1,2]	78,623	78,289
Series 2024-INV2, Class M1, 5.726%, due 10/25/69[1,2]	100,000	99,223
ELM Trust, Series 2024-ELM, Class D15, 6.674%, due 06/10/39[1,2]	100,000	99,878
Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR04, Class X, IO, 2.126%, due 02/27/29[1]	3,433,783	128,969
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class M2, 30 day USD SOFR Average + 2.700%, 6.316%, due 06/25/46[1,2]	131,000	131,442
Federal Home Loan Mortgage Corp. REMICS 4.620%, due 02/25/55	100,000	100,129
Series 2400, Class FQ, 30 day USD SOFR Average + 0.614%, 4.240%, due 01/15/32[1]	1,339	1,340
Series 2764, Class LZ, 4.500%, due 03/15/34	133,289	131,375
Series 2764, Class ZG, 5.500%, due 03/15/34	96,273	97,702
Series 2921, Class PG, 5.000%, due 01/15/35	332,384	331,854
Series 2983, Class TZ, 6.000%, due 05/15/35	322,503	330,761
Series 3149, Class CZ, 6.000%, due 05/15/36	410,964	422,923

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 5468, Class FB, 30 day USD SOFR Average + 1.200%, 4.816%, due 11/25/54[1]	$191,411	$192,099
Series 5471, Class FK, 30 day USD SOFR Average + 1.150%, 4.766%, due 08/25/54[1]	155,456	156,288
Series 5474, Class FB, 30 day USD SOFR Average + 1.150%, 4.766%, due 11/25/54[1]	202,651	203,732
Series 5475, Class FA, 30 day USD SOFR Average + 1.100%, 4.716%, due 11/25/54[1]	110,793	110,774
Series 5513, Class FJ, 30 day USD SOFR Average + 1.800%, 5.416%, due 11/25/54[1]	151,809	153,973
Series 5521, Class FB, 30 day USD SOFR Average + 1.700%, 5.316%, due 03/25/55[1]	154,784	156,519
Series 5664, Class F, 30 day USD SOFR Average + 1.500%, 5.116%, due 06/25/56[1]	97,969	97,633
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA6, Class B1, 30 day USD SOFR Average + 3.400%, 7.016%, due 10/25/41[1,2]	200,000	201,057
Series 2021-DNA7, Class M2, 30 day USD SOFR Average + 1.800%, 5.416%, due 11/25/41[1,2]	127,510	127,866
Series 2022-DNA1, Class M2, 30 day USD SOFR Average + 2.500%, 6.116%, due 01/25/42[1,2]	417,000	419,606
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.750%, 7.366%, due 02/25/42[1,2]	439,000	445,595
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.900%, 6.516%, due 04/25/42[1,2]	99,000	100,300
Series 2022-DNA3, Class M2, 30 day USD SOFR Average + 4.350%, 7.966%, due 04/25/42[1,2]	111,000	113,679
Series 2022-DNA4, Class B1, 30 day USD SOFR Average + 6.250%, 9.866%, due 05/25/42[1,2]	81,000	84,212
Series 2022-DNA5, Class M1B, 30 day USD SOFR Average + 4.500%, 8.116%, due 06/25/42[1,2]	192,000	198,066
Series 2022-HQA1, Class B1, 30 day USD SOFR Average + 7.000%, 10.616%, due 03/25/42[1,2]	200,000	207,126
Series 2022-HQA1, Class M2, 30 day USD SOFR Average + 5.250%, 8.866%, due 03/25/42[1,2]	221,000	226,742
Series 2024-HQA1, Class M2, 30 day USD SOFR Average + 2.000%, 5.616%, due 03/25/44[1,2]	210,000	211,705
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2026-HQA1, Class M2, 30 day USD SOFR Average + 1.500%, 5.116%, due 05/25/46[1,2]	$54,000	$53,995
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, due 02/25/43	273,322	281,008
Series T-58, Class 2A, 6.500%, due 09/25/43	103,354	103,984
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1, 30 day USD SOFR Average + 3.150%, 6.766%, due 12/25/41[1,2]	178,000	178,780
Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%, 7.116%, due 03/25/42[1,2]	82,000	83,310
Series 2022-R04, Class 1M2, 30 day USD SOFR Average + 3.100%, 6.716%, due 03/25/42[1,2]	191,000	193,377
Series 2022-R08, Class 1B1, 30 day USD SOFR Average + 5.600%, 9.216%, due 07/25/42[1,2]	336,000	350,694
Series 2023-R01, Class 1M2, 30 day USD SOFR Average + 3.750%, 7.366%, due 12/25/42[1,2]	133,000	137,853
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.350%, 6.966%, due 01/25/43[1,2]	144,000	148,468
Series 2025-R01, Class 1B1, 30 day USD SOFR Average + 1.700%, 5.316%, due 01/25/45[1,2]	90,000	90,143
Series 2025-R02, Class 1B1, 30 day USD SOFR Average + 1.950%, 5.566%, due 02/25/45[1,2]	75,000	75,650
Series 2025-R02, Class 1M2, 30 day USD SOFR Average + 1.600%, 5.216%, due 02/25/45[1,2]	108,000	108,302
Series 2025-R06, Class 1M2, 30 day USD SOFR Average + 1.550%, 5.166%, due 09/25/45[1,2]	153,000	153,852
Series 2026-R02, Class 1M2, 30 day USD SOFR Average + 1.500%, 5.116%, due 02/25/46[1,2]	100,000	100,271
Series 2026-R03, Class 2M2, 30 day USD SOFR Average + 1.550%, 5.166%, due 04/25/46[1,2]	173,000	173,953
Federal National Mortgage Association REMICS 4.768%, due 08/25/56	200,000	199,875
Series 2003-64, Class AH, 6.000%, due 07/25/33	398,059	405,513
Series 2024-40, Class FA, 30 day USD SOFR Average + 1.150%, 4.766%, due 03/25/54[1]	153,091	153,893
Series 2024-67, Class FA, 30 day USD SOFR Average + 1.170%, 4.786%, due 09/25/54[1]	164,869	165,819

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2025-35, Class HF, 30 day USD SOFR Average + 1.700%, 5.316%, due 05/25/55[1]	$161,749	$163,520
Series 2025-6, Class FC, 30 day USD SOFR Average + 1.600%, 5.216%, due 02/25/55[1]	154,242	155,438
Series 2025-6, Class LF, 30 day USD SOFR Average + 1.800%, 5.416%, due 02/25/55[1]	156,630	158,837
Series 2026-41, Class BF, 30 day USD SOFR Average + 1.600%, 5.216%, due 06/25/56[1]	150,000	149,037
Series 2026-43, Class FB, 30 day USD SOFR Average + 1.700%, 5.316%, due 06/25/56[1]	147,102	147,494
Federal National Mortgage Association REMICS Trust, Series 1999-W4, Class A9, 6.250%, due 02/25/29	16,088	16,195
Federal National Mortgage Association Trust, Series 2004-W8, Class 2A, 6.500%, due 06/25/44	83,656	84,410
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.641%, due 08/25/35[1]	6,522	4,195
Government National Mortgage Association REMICS, Series 2015-H20, Class FB, 1 mo. USD Term SOFR + 0.714%, 4.336%, due 08/20/65[1]	140,525	140,693
Series 2017-182, Class FW, 1 mo. USD Term SOFR + 0.464%, 4.111%, due 05/20/47[1]	140,176	135,317
Series 2018-38, Class WF, 1 mo. USD Term SOFR + 0.414%, 4.061%, due 10/20/43[1]	434,694	421,641
Series 2020-86, Class WK, 1.000%, due 06/20/50	185,363	139,298
Series 2021-103, Class HE, 2.000%, due 06/20/51	164,461	132,905
Series 2021-119, Class NC, 1.500%, due 07/20/51	167,805	135,545
Series 2025-4, Class FY, 30 day USD SOFR Average + 1.600%, 5.221%, due 01/20/55[1]	144,847	146,070
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.569%, due 05/10/49[1]	70,000	66,465
Series 2019-GC42, Class C, 3.708%, due 09/10/52[1]	79,000	64,996
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.822%, due 09/25/35[1]	51,787	49,671
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A1A, 1 mo. USD Term SOFR + 0.814%, 4.484%, due 01/19/35[1]	12,706	12,041
	Face amount	Value
Mortgage-backed securities—(continued)
Series 2005-4, Class 3A1, 4.326%, due 07/19/35[1]	$86,153	$63,671
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.340%, due 01/13/40[1,2]	100,000	101,446
Series 2025-SPRL, Class E, 6.678%, due 01/13/40[1,2]	100,000	101,737
INTOWN Mortgage Trust, Series 2025-STAY, Class A, 1 mo. USD Term SOFR + 1.350%, 5.026%, due 03/15/42[1,2]	1,660,000	1,660,000
IP Mortgage Trust, Series 2025-IP, Class D, 6.315%, due 06/10/42[1,2]	55,000	55,124
Series 2025-IP, Class E, 6.846%, due 06/10/42[1,2]	31,000	31,119
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.450%, due 01/05/39[1,2]	144,000	108,864
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 4.699%, due 11/25/35[1]	191,750	147,792
Series 2006-A4, Class 2A2, 5.217%, due 06/25/36[1]	103,107	70,799
Series 2025-NQM3, Class A2, 5.648%, due 11/25/65[1,2]	75,053	74,869
Series 2026-NQM3, Class A3, 5.835%, due 10/25/66[1,2]	27,543	27,484
Series 2026-NQM3, Class M1, 6.262%, due 10/25/66[1,2]	25,000	24,878
LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.921%, due 07/25/39[1,2]	217,000	217,273
MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.359%, due 10/15/42[1,2]	217,000	218,483
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.335%, due 09/10/39[1,2]	100,000	96,183
MFA Trust, Series 2025-NQM5, Class A2, 5.338%, due 11/25/70[1,2]	86,944	86,300
MOO Securitization Trust, Series 2026-RM2, Class A1A, 4.750%, due 06/25/66[1,2]	870,000	834,717
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.558%, due 05/15/50[1]	18,000	17,087
Series 2025-C35, Class C, 6.349%, due 08/15/58[1]	42,000	41,340
Morgan Stanley Capital I Trust, Series 2017-H1, Class B, 4.075%, due 06/15/50	19,000	18,628
Series 2017-H1, Class C, 4.281%, due 06/15/50[1]	50,000	47,551

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2018-H4, Class C, 5.050%, due 12/15/51[1]	$45,000	$41,808
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class M1, 5.609%, due 07/25/69[1,2]	100,000	99,573
Series 2026-NQM5, Class A3, 5.843%, due 04/27/71[1,2]	24,363	24,282
Series 2026-NQM5, Class M1, 6.258%, due 04/27/71[1,2]	25,000	24,850
NAAC Reperforming Loan REMICS Trust Certificates, Series 2004-R3, Class A1, 6.500%, due 02/25/35[2]	267,763	228,916
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.443%, due 09/25/39[1,2]	112,000	111,818
Series 2025-NQM3, Class M1, 6.320%, due 05/25/65[1,2]	100,000	99,966
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, due 03/25/32[1,2]	101,451	100,832
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 1 mo. USD Term SOFR + 2.441%, 6.118%, due 02/15/42[1,2]	100,000	100,250
NYMT Loan Trust, Series 2024-INV1, Class A3, 5.834%, due 06/25/69[1,2]	81,241	81,167
Series 2026-INV3, Class A3, 5.709%, due 06/27/61[1,2]	99,048	98,221
OAKST Commercial Mortgage Trust, Series 2023-NLP, Class A, 6.095%, due 03/15/40[1,2]	1,022,721	1,018,229
OBX Trust, Series 2021-NQM4, Class A1, 1.957%, due 10/25/61[1,2]	232,159	195,947
Series 2025-NQM7, Class A3, 5.864%, due 05/25/55[1,2]	63,811	63,875
Series 2026-NQM7, Class M1, 5.832%, due 04/25/66[1,2]	100,000	98,675
Series 2026-NQM9, Class M1, 5.816%, due 04/25/66[1,2]	100,000	99,574
One Bryant Park Trust, Series 2019-OBP, Class A, 2.516%, due 09/15/54[2]	3,100,000	2,854,857
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016%, due 02/10/32[2]	100,000	94,772
ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.430%, due 07/15/39[1,2]	136,000	136,467
PRM Trust, Series 2025-PRM6, Class E, 6.583%, due 07/05/33[1,2]	127,000	126,480
RFMSI Trust, Series 2004-S9, Class 1A23, 5.500%, due 12/25/34	121,532	116,930
	Face amount	Value
Mortgage-backed securities—(continued)
ROCK Trust, Series 2024-CNTR, Class D, 7.109%, due 11/13/41[2]	$209,000	$215,251
SCOTT Trust, Series 2023-SFS, Class A, 5.910%, due 03/10/40[2]	1,125,000	1,136,931
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1 mo. USD Term SOFR + 0.514%, 4.184%, due 07/20/36[1]	24,046	20,394
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 1 mo. USD Term SOFR + 2.764%, 6.440%, due 05/15/38[1,2]	63,000	62,862
SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, due 12/25/61[1,2]	90,546	76,389
Series 2026-4, Class M1, 6.102%, due 07/01/66[1,2]	100,000	99,360
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, 1 mo. USD Term SOFR + 2.700%, 6.377%, due 01/15/39[1,2]	115,000	114,784
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 5.423%, due 07/25/34[1]	86,268	84,433
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 11A1, 1 mo. USD Term SOFR + 0.534%, 4.259%, due 04/25/36[1]	224,597	206,342
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 mo. USD Term SOFR + 0.774%, 4.444%, due 09/19/32[1]	4,487	4,349
TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.992%, 5.668%, due 12/15/39[1,2]	100,000	100,125
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 3.912%, due 09/25/37[1]	54,238	53,885
Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.750%, due 09/25/62[2]	162,313	152,544
Verus Securitization Trust, Series 2021-6, Class A1, 1.630%, due 10/25/66[1,2]	70,721	60,599
Series 2021-6, Class A3, 1.887%, due 10/25/66[1,2]	163,970	140,977
Series 2024-7, Class A1, 5.095%, due 09/25/69[1,2]	76,177	75,750
Series 2024-7, Class A3, 5.400%, due 09/25/69[1,2]	59,602	59,287
Series 2025-4, Class A3, 5.753%, due 05/25/70[1,2]	69,994	69,848

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Mortgage-backed securities—(continued)
Series 2026-4, Class A3, 5.476%, due 04/25/71[1,2]	$98,870	$98,052
Series 2026-5, Class A3, 5.717%, due 05/25/71[1,2]	98,318	97,943
WaMu Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A, 1 yr. USD MTA + 1.400%, 4.804%, due 06/25/42[1]	3,411	3,226
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694%, 4.419%, due 10/25/45[1]	116,916	111,922
Series 2006-AR2, Class 2A1, 3.757%, due 03/25/36[1]	266,810	238,707
Series 2006-AR9, Class 1A, 1 yr. USD MTA + 1.000%, 4.404%, due 08/25/46[1]	182,416	171,637
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class B, 3.811%, due 11/15/49	143,000	141,773
Series 2017-C39, Class C, 4.118%, due 09/15/50	36,000	33,049
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, IO, 0.239%, due 09/15/57[1]	23,556	0
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class C, 1 mo. USD Term SOFR + 4.083%, 7.759%, due 11/15/27[1,2]	2,711,708	2,711,708
Total mortgage-backed securities (cost—$43,071,637)		42,261,502
Municipal bonds—0.4%
California—0.1%
Golden State Tobacco Securitization Corp., Taxable Refunding, Revenue Bonds, Series A-1, 3.714%, due 06/01/41	200,000	151,676
Illinois—0.3%
Sales Tax Securitization Corp. Second Lien, Taxable Refunding, Revenue Bonds, Series B, 3.057%, due 01/01/34	1,400,000	1,228,812
New York—0.0%†
New York City Transitional Finance Authority, Future Tax, Revenue Bonds, Series C-2, 4.375%, due 05/01/37	140,000	131,545
Texas—0.0%†
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023-1, Class A1 5.102%, due 04/01/35	79,079	79,995
Total municipal bonds (cost—$1,653,159)		1,592,028
	Face amount		Value
Non-U.S. government agency obligations—2.6%
Angola—0.0%†
Angola Government International Bonds 8.750%, due 04/14/32[2]		$10,000	$10,195
9.125%, due 11/26/49[2]		20,000	18,665
9.375%, due 03/31/33[2]		20,000	20,557
9.375%, due 05/08/48[2]		45,000	43,141
			92,558
Australia—0.1%
Australia Government Bonds 2.750%, due 06/21/35[4]	AUD	300,000	178,766
Brazil—0.1%
Brazil Government International Bonds 6.250%, due 05/22/36		$20,000	19,375
7.250%, due 01/12/56		60,000	57,472
Brazil Letras do Tesouro Nacional 0.000%, due 10/01/26[7]	BRL	2,200,000	424,773
			501,620
Canada—0.3%
Province of Alberta 3.050%, due 12/01/48		$335,000	181,118
3.100%, due 06/01/50		95,000	51,275
Province of British Columbia 4.600%, due 06/18/57		335,000	228,527
Province of Ontario 1.900%, due 12/02/51		140,000	57,715
2.650%, due 12/02/50		240,000	118,559
2.900%, due 06/02/49		120,000	63,003
3.600%, due 06/02/35		215,000	149,360
3.900%, due 06/02/36		215,000	151,333
4.150%, due 12/02/54		90,000	57,650
4.600%, due 12/02/55		165,000	114,045
			1,172,585
Chile—0.1%
Chile Government International Bonds 3.500%, due 01/31/34		210,000	186,270
Colombia—0.0%†
Colombia Government International Bonds 7.500%, due 02/02/34		15,000	15,732
Costa Rica—0.0%†
Costa Rica Government International Bonds 7.158%, due 03/12/45[4]		30,000	31,949
Dominican Republic—0.1%
Dominican Republic International Bonds 5.300%, due 01/21/41[2]		10,000	8,644
5.875%, due 10/28/35[2]		25,000	24,133
5.875%, due 01/30/60[2]		25,000	21,125
6.400%, due 06/05/49[2]		10,000	9,329
6.850%, due 01/27/45[2]		60,000	59,063
6.950%, due 03/15/37[2]		30,000	30,808
7.150%, due 02/24/55[2]		40,000	40,557
			193,659

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Non-U.S. government agency obligations—(continued)
El Salvador—0.0%†
El Salvador Government International Bonds 9.500%, due 07/15/52[2]		$25,000	$28,000
Guatemala—0.0%†
Guatemala Government Bonds 6.875%, due 08/15/55[2]		30,000	31,350
Indonesia—0.0%†
Indonesia Government International Bonds 4.625%, due 04/15/43[2]		165,000	137,986
Israel—0.1%
Israel Government International Bonds 5.500%, due 03/12/34		200,000	200,032
5.875%, due 01/13/56		25,000	23,300
			223,332
Italy—0.0%†
Italy Buoni Poliennali Del Tesoro 2.850%, due 02/01/31[4]	EUR	100,000	113,037
Ivory Coast—0.1%
Ivory Coast Government International Bonds 6.750%, due 02/25/41[2]		$15,000	14,110
7.625%, due 01/30/33[2]		20,000	20,919
8.075%, due 04/01/36[2]		280,000	297,710
8.250%, due 01/30/37[2]		75,000	80,936
			413,675
Japan—0.2%
Japan Bank for International Cooperation 2.875%, due 07/21/27		300,000	296,069
Japan International Cooperation Agency 2.750%, due 04/27/27		300,000	296,877
			592,946
Kuwait—0.1%
Kuwait International Government Bonds 5.039%, due 07/29/29[2]		200,000	199,940
Mexico—0.2%
Eagle Funding Luxco SARL 5.500%, due 08/17/30[2]		365,000	364,479
Mexico Government International Bonds 3.500%, due 09/19/29	EUR	100,000	114,293
4.750%, due 03/08/44		$25,000	19,287
5.550%, due 01/21/45		10,000	8,698
5.625%, due 02/09/34		200,000	193,040
6.125%, due 02/09/38		135,000	128,999
6.350%, due 02/09/35		50,000	50,194
			878,990
Morocco—0.1%
Morocco Government International Bonds 6.500%, due 09/08/33[2]		400,000	417,996
	Face amount		Value
Non-U.S. government agency obligations—(continued)
Nigeria—0.0%†
Nigeria Government International Bonds 7.696%, due 02/23/38[2]		$20,000	$20,390
Panama—0.0%†
Panama Government International Bonds 5.227%, due 02/23/34		10,000	9,652
5.662%, due 02/23/38		70,000	68,067
			77,719
Paraguay—0.0%†
Paraguay Government International Bonds 5.400%, due 03/30/50[2]		60,000	52,711
Peru—0.1%
Peru Government International Bonds 5.400%, due 08/12/34[4]		331,000	94,724
6.150%, due 08/12/32[2]		800,000	254,814
6.950%, due 08/12/31[4]		81,000	27,284
			376,822
Poland—0.0%†
Republic of Poland Government International Bonds 5.125%, due 09/18/34		100,000	98,576
Qatar—0.1%
Qatar Government International Bonds 4.400%, due 04/16/50[2]		60,000	48,324
4.800%, due 04/08/33[4]		200,000	196,986
4.875%, due 02/27/35[2]		110,000	108,798
			354,108
Romania—0.1%
Romania Government International Bonds 3.000%, due 02/14/31[4]		104,000	92,717
5.375%, due 03/22/31[2]	EUR	250,000	295,278
5.750%, due 09/16/30[2]		$20,000	19,966
5.750%, due 03/24/35[2]		10,000	9,520
5.750%, due 07/04/36[2]		50,000	46,900
6.000%, due 05/25/34[2]		20,000	19,506
6.625%, due 05/16/36[2]		25,000	25,077
			508,964
Saudi Arabia—0.1%
Saudi Government International Bonds 3.250%, due 11/17/51[2]		120,000	73,355
3.750%, due 01/21/55[2]		50,000	32,556
4.875%, due 07/18/33[2]		200,000	194,709
5.000%, due 01/18/53[2]		200,000	163,084
5.625%, due 01/13/35[2]		35,000	35,486
			499,190
Serbia—0.0%†
Serbia International Bonds 6.000%, due 06/12/34[2]		35,000	35,054

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Non-U.S. government agency obligations—(continued)
South Africa—0.4%
Republic of South Africa Government Bonds 6.250%, due 03/31/36		$400,000	$20,311
8.750%, due 01/31/44		90,000	5,174
8.750%, due 02/28/48		400,000	22,954
8.875%, due 02/28/35		11,470,000	705,488
9.000%, due 01/31/40		530,000	31,522
Republic of South Africa Government International Bonds 5.650%, due 09/27/47		90,000	73,192
5.750%, due 09/30/49		65,000	52,762
6.125%, due 12/11/37[2]		75,000	71,700
7.100%, due 11/19/36[2]		355,000	371,245
7.300%, due 04/20/52		10,000	9,673
			1,364,021
Supranationals—0.1%
European Union 2.875%, due 10/05/29[4]		400,000	459,447
Trinidad And Tobago—0.0%†
Trinidad & Tobago Government International Bonds 6.200%, due 07/16/38[2]		20,000	19,609
Turkey—0.0%†
Turkiye Government International Bonds 5.750%, due 05/11/47		40,000	30,883
United Arab Emirates—0.1%
Abu Dhabi Government International Bonds 5.000%, due 04/30/34[2]		290,000	288,138
5.500%, due 04/30/54[2]		30,000	27,930
			316,068
United Kingdom—0.1%
U.K. Gilts 4.375%, due 07/31/54[4]	GBP	395,000	429,168
Uruguay—0.0%†
Uruguay Government International Bonds 5.100%, due 06/18/50		$95,000	84,075
Total non-U.S. government agency obligations (cost—$10,263,612)			10,137,196
U.S. government agency obligations—8.2%
CoBank ACB (fixed, converts to FRN on 07/01/31), 6.750%, due 07/01/31[1,6]		1,145,000	1,151,371
Federal Home Loan Bank Discount Notes 3.510%, due 08/03/26[12]		400,000	399,922
Federal Home Loan Mortgage Corp. 2.500%, due 09/01/52		212,646	174,447
3.500%, due 05/01/52		408,877	362,987
3.500%, due 07/01/52		67,496	59,927
4.000%, due 04/01/52		429,603	393,470
4.000%, due 10/01/52		84,770	77,635
4.000%, due 01/01/54		50,417	46,195
4.500%, due 08/01/52		648,870	614,606
	Face amount	Value
U.S. government agency obligations—(continued)
4.500%, due 10/01/52	$187,082	$177,058
4.500%, due 03/01/56	98,747	92,875
5.000%, due 10/01/52	179,579	174,969
5.000%, due 11/01/52	253,563	247,054
5.000%, due 12/01/52	353,405	344,333
5.000%, due 02/01/53	179,067	174,299
5.000%, due 05/01/53	156,182	151,960
5.000%, due 03/01/54	194,377	188,295
5.500%, due 04/01/53	385,858	384,136
5.500%, due 07/01/53	205,677	204,636
5.500%, due 10/01/53	142,982	142,254
5.500%, due 11/01/53	111,026	110,625
5.500%, due 12/01/53	330,525	328,790
5.500%, due 03/01/54	101,049	100,517
5.500%, due 06/01/54	109,480	109,032
5.500%, due 07/01/54	27,833	27,667
5.500%, due 06/01/55	85,881	85,032
6.000%, due 06/01/53	161,108	163,960
6.000%, due 07/01/53	283,249	287,513
6.000%, due 08/01/53	113,368	115,066
6.000%, due 04/01/55	155,207	157,176
6.000%, due 08/01/55	335,719	339,437
Federal National Mortgage Association 2.500%, due 07/01/53	23,849	19,570
3.000%, due 02/01/52	820,310	703,036
3.000%, due 03/01/53	40,897	34,931
3.500%, due 09/01/52	137,488	122,057
4.000%, due 06/01/52	225,453	206,659
4.000%, due 10/01/52	69,991	64,762
4.000%, due 02/01/54	127,256	116,647
4.500%, due 10/01/52	184,466	174,442
4.500%, due 05/01/53	158,616	150,299
4.500%, due 12/01/54	190,244	179,198
5.000%, due 11/01/26[1,3,13]	206	206
5.000%, due 10/01/52	224,660	218,600
5.000%, due 12/01/52	420,477	409,683
5.000%, due 02/01/53	361,302	352,036
5.000%, due 03/01/53	167,148	162,148
5.000%, due 04/01/53	340,391	331,203
5.000%, due 05/01/53	80,317	78,148
5.000%, due 06/01/53	399,211	388,430
5.000%, due 07/01/53	157,422	153,213
5.000%, due 02/01/56	121,365	117,195
5.187%, due 11/01/34[1]	918,007	927,137
5.500%, due 01/01/53	320,271	319,463
5.500%, due 02/01/53	159,097	158,677
5.500%, due 03/01/53	46,182	45,997
5.500%, due 06/01/53	101,370	100,916
5.500%, due 06/01/54	124,709	123,852
5.500%, due 07/01/54	123,223	122,462
5.500%, due 09/01/55	101,796	100,790
6 mo. USD RFUCCT + 1.538%, 5.663%, due 01/01/36[1]	2,143	2,179
1 yr. CMT + 2.228%, 5.731%, due 04/01/27[1]	737	735

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
U.S. government agency obligations—(continued)
1 yr. CMT + 2.125%, 5.750%, due 05/01/30[1]	$2,948	$2,962
1 yr. USD RFUCCT + 1.603%, 5.978%, due 12/01/35[1]	10,765	10,973
1 yr. USD RFUCCT + 1.815%, 5.998%, due 03/01/36[1]	12,862	13,164
6.000%, due 06/01/53	251,828	255,685
6.000%, due 07/01/53	284,084	288,361
6.000%, due 08/01/53	27,782	28,198
6.000%, due 02/01/54	89,009	90,303
6.000%, due 07/01/55	128,352	130,401
1 yr. USD RFUCCT + 1.820%, 6.070%, due 03/01/36[1]	11,084	11,354
1 yr. USD RFUCCT + 1.780%, 6.155%, due 11/01/35[1]	2,471	2,533
1 yr. USD RFUCCT + 1.912%, 6.162%, due 02/01/36[1]	7,549	7,753
Government National Mortgage Association 3.500%, due 05/20/56	453,206	396,434
5.000%, due 12/20/49	31,406	31,053
5.000%, due 10/20/54	371,776	361,388
Government National Mortgage Association, TBA 4.000%	500,000	451,966
4.500%	540,000	505,820
5.000%	220,000	212,891
6.000%	420,000	425,351
Uniform Mortgage-Backed Security, TBA 4.000%	560,000	509,907
4.500%	2,580,000	2,421,428
5.000%	2,435,000	2,347,171
5.500%	8,855,000	8,749,366
6.000%	1,530,000	1,544,650
Total U.S. government agency obligations (cost—$32,374,156)		32,071,027
U.S. Treasury obligations—13.4%
U.S. Treasury Bonds 1.375% due 08/15/50	8,650,000	4,009,410
1.625% due 11/15/50	2,200,000	1,088,398
1.750% due 08/15/41	8,775,000	5,653,705
1.875% due 02/15/51	725,000	381,730
1.875% due 11/15/51	150,000	77,982
2.000% due 11/15/41	100,000	66,539
2.000% due 02/15/50	1,100,000	608,180
2.000% due 08/15/51	675,000	363,946
2.250% due 08/15/49	675,000	398,698
2.375% due 11/15/49	100,000	60,531
2.375% due 05/15/51	100,000	59,344
2.875% due 08/15/45	500,000	354,688
2.875% due 05/15/49	800,000	541,031
3.000% due 11/15/44	500,000	366,133
3.000% due 02/15/48	1,200,000	842,625
3.000% due 08/15/48	100,000	69,828
3.000% due 02/15/49	500,000	347,227
3.000% due 08/15/52	2,400,000	1,615,875
3.250% due 05/15/42	8,300,000	6,574,508
	Face amount	Value
U.S. Treasury obligations—(continued)
3.375% due 08/15/42	$38,400	$30,809
3.375% due 11/15/48	100,000	74,578
3.875% due 02/15/43	300,000	255,527
4.000% due 11/15/42	31,000	26,917
4.250% due 08/15/54	300,000	254,754
4.375% due 05/15/40	5,875,000	5,511,484
4.375% due 05/15/41	49,000	45,390
4.375% due 08/15/43	31,000	28,024
4.500% due 11/15/54	100,000	88,582
4.625% due 05/15/44	100,000	92,824
4.625% due 05/15/54	200,000	180,883
4.625% due 11/15/55	35,800	32,399
4.750% due 02/15/37	5,250,000	5,272,354
4.875% due 08/15/45	344,000	327,821
U.S. Treasury Inflation-Indexed Bonds 0.125% due 02/15/51	128,693	63,786
0.750% due 02/15/45	426,855	289,276
1.000% due 02/15/46	353,518	247,190
1.000% due 02/15/49	133,151	88,645
1.500% due 02/15/53	676,302	485,082
2.125% due 02/15/54	395,206	326,843
2.375% due 02/15/55	106,182	92,614
U.S. Treasury Inflation-Indexed Notes, 1.875%, due 01/15/36	525,886	501,004
U.S. Treasury Notes 0.500% due 08/31/27	5,900,000	5,673,449
2.625% due 07/31/29[14]	700,000	666,695
3.500% due 01/31/30	125,000	121,494
3.500% due 02/28/31	3,450,000	3,321,164
3.750% due 04/30/28	1,575,000	1,561,588
3.875% due 03/31/28	2,205,000	2,191,477
3.875% due 04/30/30	125,000	122,827
4.250% due 06/30/33	800,000	785,250
4.250% due 08/15/35	10,000	9,682
4.375% due 05/15/36	24,000	23,370
U.S. Treasury STRIPS Coupon 0.000% due 05/15/41[7]	300,000	137,539
0.000% due 08/15/41[7]	400,000	180,622
Total U.S. Treasury obligations (cost—$57,335,815)		52,592,321
	Number of shares
Preferred stocks—1.6%
Capital markets—0.8%
CION Investment Corp.[5]	48,000	1,191,840
OFS Capital Corp.	27,000	679,860
Trinity Capital, Inc.[5]	50,000	1,271,000
		3,142,700
Mortgage real estate investment—0.8%
Ellington Financial, Inc. Series C1,6	121,000	3,097,600
Total preferred stocks (cost—$6,150,000)		6,240,300

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Exchange traded funds—0.3%
Invesco Senior Loan ETF (cost—$1,469,758)	64,755	$1,320,354
Short-term investments—2.5%
Investment companies—1.7%
State Street Institutional U.S. Government Money Market Fund, 3.619%[15] (cost—$6,593,250)	6,593,250	6,593,250
	Face amount
Short-term U.S. Treasury obligations—0.8%
U.S. Treasury Bills 3.550% due 08/04/26[15]	$500,000	499,854
3.692% due 09/24/26[15]	1,350,000	1,342,789
3.905% due 12/24/26[15]	1,300,000	1,280,220
Total short-term U.S. treasury obligations (cost—$3,122,792)		3,122,863
Total short-term investments (cost—$9,716,042)		9,716,113
	Number of shares
Investment of cash collateral from securities loaned—0.8%
Money market funds—0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[15] (cost—$3,277,338)	3,277,338	3,277,338

	Number of contracts	Notional amount
Swaptions purchased—0.0%†
Call swaptions—0.0%†
1 Year Interest Rate Swap strike @ 2.400, expires 12/29/26 (Counterparty: GS; pay floating rate); underlying swap terminates 12/31/27	4,000,000	USD	4,000,000	1,130
	Number of contracts	Notional amount		Value
Swaptions purchased—(continued)
Call swaptions—(continued)
1 Year Interest Rate Swap strike @ 2.660, expires 12/29/26 (Counterparty: CITI; pay floating rate); underlying swap terminates 12/31/27	2,100,000	USD	2,100,000	$1,537
1 Year Interest Rate Swap strike @ 2.660, expires 12/29/26 (Counterparty: BB; pay floating rate); underlying swap terminates 12/31/27	1,500,000	USD	1,500,000	1,097
1 Year Interest Rate Swap strike @ 2.880, expires 01/20/27 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/22/28	1,500,000	USD	1,500,000	2,573
1 Year Interest Rate Swap strike @ 2.780, expires 01/25/27 (Counterparty: MSCI; pay floating rate); underlying swap terminates 01/27/28	1,300,000	USD	1,300,000	1,648
Total call swaptions				7,985
Total swaptions purchased (cost—$13,092)				7,985
Total investments—108.1% (cost—$433,193,558)				423,668,223

Liabilities in excess of other assets—(8.1)%	(31,613,114)
Net assets—100.0%	$392,055,109

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	110	1,000	10 Year U.S. Treasury Notes Week 1 Options, strike @ 110.000	GS	08/07/26	$(195)	$(1)	$194
USD	110	1,000	5 Year U.S. Treasury Notes Week 2 Options, strike @ 109.750	GS	08/14/26	(202)	(31)	171
USD	110	1,000	10 Year U.S. Treasury Notes, strike @ 110.000	GS	08/21/26	(260)	(47)	213
USD	110	1,000	10 Year U.S. Treasury Notes, strike @ 109.500	GS	08/21/26	(219)	(94)	125
USD	110	1,000	10 Year U.S. Treasury Notes, strike @ 110.500	GS	08/21/26	(174)	(31)	143
USD	109	1,000	10 Year U.S. Treasury Notes, strike @ 109.000	GS	08/21/26	(264)	(234)	30
USD	109	1,000	10 Year U.S. Treasury Notes, strike @ 109.250	GS	08/21/26	(218)	(125)	93
USD	110	1,000	10 Year U.S. Treasury Notes, strike @ 110.000	GS	09/25/26	(328)	(188)	140
USD	10,021,875	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.219	GS	10/06/26	(218)	(190)	28
USD	10,018,750	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.188	JPMCB	10/06/26	(218)	(197)	21
USD	9,996,875	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 99.969	JPMCB	10/06/26	(234)	(252)	(18)
USD	10,000,000	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 100.000	JPMCB	10/06/26	(235)	(244)	(9)
Total						$(2,765)	$(1,634)	$1,131
			Put options
USD	108	1,000	10 Year U.S. Treasury Notes Week 1 Options, strike @ 108.500	GS	08/07/26	$(225)	$(469)	$(244)
USD	108	1,000	5 Year U.S. Treasury Notes Week 2 Options, strike @ 107.750	GS	08/14/26	(187)	(391)	(204)
USD	215	2,000	10 Year U.S. Treasury Notes, strike @ 107.500	GS	08/21/26	(527)	(687)	(160)
USD	216	2,000	10 Year U.S. Treasury Notes, strike @ 108.000	GS	08/21/26	(439)	(1,031)	(592)
USD	107	1,000	10 Year U.S. Treasury Notes, strike @ 107.000	MSCI	08/21/26	(233)	(203)	30
USD	107	1,000	10 Year U.S. Treasury Notes, strike @ 107.000	GS	09/25/26	(311)	(672)	(361)
USD	9,821,875	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.219	GS	10/06/26	(383)	(609)	(226)
USD	9,818,750	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.188	JPMCB	10/06/26	(387)	(600)	(213)
USD	9,796,875	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 97.969	JPMCB	10/06/26	(350)	(538)	(188)
USD	9,800,000	100,000	Uniform Mortgage-Backed Security, TBA, strike @ 98.000	JPMCB	10/06/26	(351)	(547)	(196)
Total						$(3,393)	$(5,747)	$(2,354)
Total options written						$(6,158)	$(7,381)	$(1,223)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Swaptions written

Notional amount (000)		Number of contracts	Call swaptions	Counterparty	Pay/ receive floating rate	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	230	230,000	10 Year Interest Rate Swap strike @ 2.702 terminating 12/31/36	GS	Pay	12/29/26	$(1,251)	$(320)	$931
EUR	230	230,000	10 Year Interest Rate Swap strike @ 2.690 terminating 12/31/36	GS	Pay	12/29/26	(1,251)	(303)	948
EUR	240	240,000	10 Year Interest Rate Swap strike @ 2.943 terminating 12/31/36	CITI	Pay	12/29/26	(3,605)	(994)	2,611
EUR	170	170,000	10 Year Interest Rate Swap strike @ 2.953 terminating 12/31/36	BB	Pay	12/29/26	(2,702)	(737)	1,965
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.042 terminating 08/12/36	DB	Pay	08/10/26	(288)	(17)	271
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.016 terminating 08/12/36	CITI	Pay	08/10/26	(246)	(12)	234
EUR	175	175,000	10 Year Interest Rate Swap strike @ 3.203 terminating 01/22/37	MSCI	Pay	01/20/27	(3,018)	(2,312)	706
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.170 terminating 08/24/28	MSCI	Pay	08/24/26	(123)	(103)	20
EUR	150	150,000	10 Year Interest Rate Swap strike @ 3.067 terminating 01/27/37	MSCI	Pay	01/25/27	(1,250)	(1,225)	25
Total							$(13,734)	$(6,023)	$7,711
			Put swaptions
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.302 terminating 08/12/36	DB	Pay	08/10/26	$(287)	$(380)	$(93)
USD	100	100,000	10 Year Interest Rate Swap strike @ 4.276 terminating 08/12/36	CITI	Pay	08/10/26	(246)	(486)	(240)
USD	200	200,000	2 Year Interest Rate Swap strike @ 4.283 terminating 08/17/28	DB	Pay	08/13/26	(160)	(103)	57
USD	200	200,000	2 Year Interest Rate Swap strike @ 4.253 terminating 08/24/28	MSCI	Pay	08/20/26	(152)	(180)	(28)
USD	100	100,000	2 Year Interest Rate Swap strike @ 4.285 terminating 08/25/28	BOA	Pay	08/21/26	(80)	(79)	1
GBP	100	100,000	2 Year Interest Rate Swap strike @ 4.630 terminating 08/24/28	MSCI	Pay	08/24/26	(123)	(52)	71
USD	100	100,000	2 Year Interest Rate Swap strike @ 4.369 terminating 08/31/28	BB	Pay	08/27/26	(81)	(65)	16
Total							$(1,129)	$(1,345)	$(216)
Total swaptions written							$(14,863)	$(7,368)	$7,495

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
7	EUR	EURO Schatz 2 Year Index Futures	September 2026	$854,126	$851,238	$(2,888)
Interest rate futures buy contracts:
36	USD	3 Month SOFR Futures	March 2027	$8,684,203	$8,632,800	$(51,403)
5	AUD	Australian Bond 10 Year Futures	September 2026	381,389	380,399	(990)
19	CAD	Canadian Bond 5 Year Futures	September 2026	1,529,255	1,516,910	(12,345)
11	CAD	Canadian Bond 10 Year Futures	September 2026	941,165	932,040	(9,125)
1	EUR	Euro Bund 10 Year Futures	September 2026	145,367	143,406	(1,961)
14	GBP	United Kingdom Long Gilt Bond Futures	September 2026	1,652,115	1,631,937	(20,178)
U.S. Treasury futures buy contracts:
142	USD	U.S. Long Bond Futures	September 2026	$15,718,860	$15,380,375	$(338,485)
80	USD	U.S. Treasury Note 2 Year Futures	September 2026	16,492,662	16,448,750	(43,912)
372	USD	U.S. Treasury Note 5 Year Futures	September 2026	39,756,844	39,423,282	(333,562)
288	USD	U.S. Treasury Note 10 Year Futures	September 2026	31,403,485	31,104,000	(299,485)
184	USD	Ultra U.S. Treasury Bond Futures	September 2026	20,753,175	20,182,500	(570,675)
98	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	10,881,313	10,750,906	(130,407)
Total				$149,193,959	$147,378,543	$(1,815,416)
Index futures sell contracts:
(4)	EUR	EURO Bobl 5 Year Index Futures	September 2026	$(529,518)	$(525,099)	$4,419
U.S. Treasury futures sell contracts:
40	USD	U.S. Treasury Note 2 Year Futures	September 2026	$(8,245,529)	$(8,224,375)	$21,154
47	USD	Ultra U.S. Treasury Bond Futures	September 2026	(5,351,496)	(5,155,312)	196,184
4	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	(440,619)	(438,813)	1,806
Total				$(14,567,162)	$(14,343,599)	$223,563
Net unrealized appreciation (depreciation)						$(1,591,853)

Centrally cleared credit default swap agreements on credit indices—sell protection16

Referenced obligations	Implied credit spread as of July 31, 2026[17]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S46	N/A	USD	2,203	06/20/31	Quarterly	(5.000)%	$174,966	$177,160	$2,194
iTraxx Europe Crossover S43	N/A	EUR	360	06/20/30	Quarterly	(5.000)	29,567	44,278	14,711
iTraxx Europe Crossover S45	N/A	EUR	1,215	06/20/31	Quarterly	(5.000)	138,066	147,270	9,204
Total							$342,599	$368,708	$26,109

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

OTC credit default swap agreements on credit indices—sell protection16

Counterparty	Implied credit spread as of July 31, 2026[17]	Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BNP	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000%	$39,079	$41,992	$2,913
BOA	N/A	iTraxx Europe Crossover S44	EUR	200	12/20/30	Quarterly	5.000	38,014	41,992	3,978
MSCI	N/A	iTraxx Europe Crossover S44	EUR	70	12/20/30	Quarterly	5.000	13,766	14,697	931
JPMCB	N/A	iTraxx Europe Crossover S44	EUR	330	12/20/30	Quarterly	5.000	64,599	69,287	4,688
CITI	N/A	iTraxx Europe Crossover S44	EUR	500	12/20/30	Quarterly	5.000	97,707	104,980	7,273
								$253,165	$272,948	$19,783

Centrally cleared credit default swap agreements on corporate issues—sell protection16

Referenced obligations	Implied credit spread as of July 31, 2026[17]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
AT&T, Inc., 3.800%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000%	$(594)	$4,352	$4,946
Boeing Co., 5.150%, due 06/20/31	N/A	USD	200	06/20/31	Quarterly	1.000	2,372	3,795	1,423
Boeing Co., 5.150%, due 12/20/30	N/A	USD	100	12/20/30	Quarterly	1.000	1,388	1,927	539
Broadcom, Inc. 4.000%, due 06/20/31	N/A	USD	100	06/20/31	Quarterly	1.000	605	305	(300)
Lloyds Bank PLC., 5.250%, due 06/20/30	N/A	USD	5	06/20/30	Quarterly	5.000	(22)	(547)	(525)
T-Mobile USA, Inc., 4.750%, due 06/20/28	N/A	USD	200	06/20/28	Quarterly	5.000	13,002	18,197	5,195
Verizon Communications, Inc., 4.125%, due 06/20/28	N/A	USD	400	06/20/28	Quarterly	1.000	(400)	4,579	4,979
Verizon Communications, Inc., 4.125%, due 12/20/28	N/A	USD	100	12/20/28	Quarterly	1.000	(113)	1,291	1,404
Total							$16,238	$33,899	$17,661

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[18]	Payments received by the Portfolio[18]	Value	Unrealized appreciation (depreciation)
AUD	500	09/20/33	Semi-annual	6 mo. AUD Bank Bill Swap	4.500%	$(9,450)	$(4,086)
AUD	300	03/20/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(6,395)	(47)
AUD	500	09/18/34	Semi-annual	6 mo. AUD Bank Bill Swap	4.500	(11,694)	(13,512)
AUD	300	03/19/35	Semi-annual	6 mo. AUD Bank Bill Swap	4.000	(15,383)	(15,115)
BRL	4,300	01/04/27	At Maturity	1 day BRL CDI	11.548	(36,423)	(36,423)
BRL	1,050	01/04/27	At Maturity	1 day BRL CDI	11.528	(9,015)	(9,015)
BRL	300	01/04/27	At Maturity	1 day BRL CDI	13.926	(461)	(461)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
BRL	3,100	01/04/27	At Maturity	1 day BRL CDI	13.927%	$(4,755)	$(4,761)
BRL	200	01/04/27	At Maturity	1 day BRL CDI	14.009	(260)	(260)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.320	(913)	(913)
BRL	1,800	01/02/29	At Maturity	1 day BRL CDI	13.291	(8,465)	(8,451)
BRL	200	01/02/29	At Maturity	1 day BRL CDI	13.354	(877)	(877)
BRL	2,200	01/02/29	At Maturity	1 day BRL CDI	13.400	(8,496)	(8,459)
BRL	3,100	01/02/29	At Maturity	13.017%	1 day BRL CDI	16,805	16,805
BRL	700	01/02/29	At Maturity	13.000	1 day BRL CDI	3,841	3,841
BRL	400	01/02/31	At Maturity	1 day BRL CDI	13.681	(1,121)	(831)
BRL	1,300	01/02/31	At Maturity	1 day BRL CDI	13.657	(3,820)	(3,359)
BRL	100	01/02/31	At Maturity	1 day BRL CDI	13.899	(171)	(171)
BRL	800	01/02/31	At Maturity	1 day BRL CDI	14.067	(703)	(703)
BRL	4,310	01/02/31	At Maturity	1 day BRL CDI	14.035	(4,077)	(1,427)
BRL	200	01/02/31	At Maturity	1 day BRL CDI	14.375	127	127
CAD	1,100	06/01/32	Semi-annual	3.500	1 day CAD CORRA	(15,509)	(8,882)
EUR	200	10/05/29	Annual	2.063	1 day EUR STR	4,595	4,595
EUR	100	10/05/29	Annual	2.050	1 day EUR STR	2,355	2,355
EUR	100	10/05/29	Annual	2.056	1 day EUR STR	2,327	2,327
EUR	200	03/09/33	Annual	6 mo. EURIBOR	2.547	(7,579)	(7,579)
EUR	100	11/05/34	Annual	6 mo. EURIBOR	2.410	(5,098)	(5,098)
EUR	1,710	09/16/36	Annual	6 mo. EURIBOR	2.750	(84,966)	(77,584)
EUR	100	08/13/29	Semi-annual	2.700	6 mo. EURIBOR	(751)	(751)
EUR	100	08/14/29	Semi-annual	2.650	6 mo. EURIBOR	(506)	(506)
EUR	100	09/25/29	Semi-annual	2.300	6 mo. EURIBOR	1,325	1,325
EUR	100	04/09/30	Semi-annual	2.400	6 mo. EURIBOR	2,680	2,680
EUR	100	04/29/30	Semi-annual	2.350	6 mo. EURIBOR	2,887	2,887
EUR	760	09/16/56	Semi-annual	3.000	6 mo. EURIBOR	55,225	40,597
GBP	800	09/16/36	Annual	4.000	1 day GBP SONIA	56,849	31,658
GBP	100	09/16/56	Annual	4.500	1 day GBP SONIA	11,812	6,937
JPY	70,000	06/18/32	Annual	1.250	1 day JPY TONA	23,481	12,113
JPY	10,000	06/18/45	Annual	1 day JPY TONA	2.000	(11,812)	(5,174)
JPY	10,000	06/18/55	Annual	1 day JPY TONA	2.000	(17,909)	(5,244)
USD	400	05/31/28	Annual	3.807	1 day USD SOFR	2,146	2,146
USD	200	06/20/29	Annual	3.750	1 day USD SOFR	2,008	2,914
USD	800	12/18/29	Annual	3.750	1 day USD SOFR	8,960	18,873
USD	100	10/31/30	Annual	3.727	1 day USD SOFR	1,536	1,536
USD	100	10/31/30	Annual	3.722	1 day USD SOFR	1,559	1,559
USD	200	10/31/30	Annual	3.739	1 day USD SOFR	2,958	2,958
USD	100	10/31/30	Annual	3.732	1 day USD SOFR	1,513	1,513
USD	100	03/18/31	Annual	3.500	1 day USD SOFR	2,720	3,383
USD	675	04/30/31	Annual	3.694	1 day USD SOFR	12,761	12,761
USD	700	05/15/32	Annual	3.750	1 day USD SOFR	14,463	15,010
USD	200	06/15/32	Annual	1.750	1 day USD SOFR	25,577	7,457
USD	1,200	06/21/33	Annual	3.000	1 day USD SOFR	85,951	70,957
USD	1,690	08/15/33	Annual	3.687	1 day USD SOFR	54,356	54,356
USD	700	08/15/33	Annual	3.734	1 day USD SOFR	20,201	20,201

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Centrally cleared interest rate swap agreements—(continued)

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[18]	Payments received by the portfolio[18]	Value	Unrealized appreciation (depreciation)
USD	300	08/15/33	Annual	3.763%	1 day USD SOFR	$8,048	$8,048
USD	200	08/15/33	Annual	3.753	1 day USD SOFR	5,508	5,508
USD	700	08/15/33	Annual	3.717	1 day USD SOFR	21,053	21,053
USD	300	08/15/33	Annual	3.745	1 day USD SOFR	8,429	8,429
USD	300	08/15/33	Annual	3.754	1 day USD SOFR	8,236	8,236
USD	100	11/22/33	Annual	4.250	1 day USD SOFR	(689)	(689)
USD	30	12/19/33	Annual	3.950	1 day USD SOFR	430	430
USD	600	12/20/33	Annual	3.500	1 day USD SOFR	27,355	25,062
USD	300	02/18/35	Annual	4.095	1 day USD SOFR	2,572	2,571
USD	100	03/11/35	Annual	3.899	1 day USD SOFR	2,386	2,386
USD	100	03/12/35	Annual	3.905	1 day USD SOFR	2,341	2,341
USD	200	03/24/35	Annual	3.930	1 day USD SOFR	4,355	4,355
USD	300	02/15/36	Annual	4.000	1 day USD SOFR	6,513	5,923
USD	90	03/03/36	Annual	3.748	1 day USD SOFR	3,704	3,704
USD	100	03/03/36	Annual	3.775	1 day USD SOFR	3,892	3,892
USD	600	06/17/36	Annual	3.750	1 day USD SOFR	25,840	8,805
USD	150	09/16/36	Annual	3.750	1 day USD SOFR	6,717	3,305
USD	1,800	06/20/54	Annual	3.500	1 day USD SOFR	289,312	247,236
USD	100	12/17/54	Annual	3.765	1 day USD SOFR	11,828	11,828
USD	200	12/18/54	Annual	3.500	1 day USD SOFR	32,460	28,006
USD	100	02/15/55	Annual	3.642	1 day USD SOFR	13,888	13,888
USD	200	06/17/56	Annual	4.000	1 day USD SOFR	16,755	12,379
USD	1,075	06/17/56	Annual	4.000	1 day USD SOFR	86,654	50,864
Total						$741,996	$601,742

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date	Payment frequency	Payment made by the Portfolio[18]	Payments received by the Portfolio[18]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
GSI	USD	13	08/20/26	At Maturity	1 day USD SOFR	(0.300)%	$—	$(11,950)	$(11,950)
GSI	USD	16	09/15/26	At Maturity	1 day USD SOFR	(0.350)	—	(14,664)	(14,664)
							$—	$(26,614)	$(26,614)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	NZD	940,000	USD	532,309	08/04/26	$(21,398)
BB	USD	279,224	JPY	45,018,232	08/04/26	3,723
BB	USD	28,898	TRY	1,382,764	08/04/26	179
BB	USD	17,760	TRY	853,337	08/11/26	86
BB	MYR	92,934	USD	22,801	08/12/26	54

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	USD	53,542	TRY	2,578,715	08/17/26	$117
BB	ZAR	2,300,786	USD	140,232	08/21/26	1,151
BB	USD	34,040	TRY	1,652,763	08/26/26	95
BB	USD	27,344	TRY	1,326,598	08/27/26	32
BB	USD	370,437	TRY	18,017,865	09/01/26	(145)
BB	AUD	406,000	USD	285,394	09/02/26	(141)
BNP	IDR	719,388,000	USD	40,000	08/03/26	21
BNP	INR	13,274,100	USD	138,658	08/03/26	(462)
BNP	USD	39,794	IDR	719,388,000	08/03/26	186
BNP	USD	140,000	INR	13,274,100	08/03/26	(880)
BNP	BRL	5,128,228	USD	1,003,567	08/04/26	(8,087)
BNP	GBP	83,000	USD	110,683	08/04/26	(1,180)
BNP	JPY	52,025,787	USD	317,959	08/04/26	(9,031)
BNP	SGD	238,315	USD	184,491	08/04/26	(1,337)
BNP	USD	1,009,047	BRL	5,128,228	08/04/26	2,608
BNP	USD	135,187	CNH	914,422	08/04/26	234
BNP	USD	3,176,259	EUR	2,793,651	08/04/26	45,240
BNP	USD	402,052	JPY	64,900,000	08/04/26	5,855
BNP	INR	10,468,807	USD	109,068	08/10/26	(597)
BNP	PLN	549,345	USD	146,666	08/10/26	(387)
BNP	USD	110,000	INR	10,459,460	08/10/26	(433)
BNP	USD	26,881	PLN	101,058	08/10/26	171
BNP	ILS	24,000	USD	8,048	08/12/26	194
BNP	CNH	912,590	USD	135,187	09/02/26	(233)
BNP	EUR	2,793,651	USD	3,180,172	09/02/26	(45,031)
BNP	USD	465,132	JPY	75,439,537	09/02/26	10,080
BNP	USD	146,666	PLN	549,375	09/04/26	387
BNP	IDR	485,054,583	USD	26,710	09/16/26	(133)
BNP	THB	1,040,089	USD	32,064	09/16/26	810
BNP	THB	2,563,800	USD	76,710	09/16/26	(329)
BNP	USD	50,789	IDR	922,959,547	09/16/26	287
BNP	USD	98,666	IDR	1,750,370,231	09/16/26	(1,801)
BNP	USD	354,540	INR	34,217,588	09/16/26	2,771
BNP	USD	16,899	INR	1,605,411	09/16/26	(135)
BNP	USD	19,880	THB	655,642	09/16/26	(178)
BNP	MXN	562,688	USD	32,000	09/17/26	(369)
BNP	USD	1,003,567	BRL	5,199,331	10/02/26	8,278
BNP	USD	209,558	PLN	793,698	10/23/26	2,905
BNP	USD	16,988	IDR	309,292,022	12/16/26	8
BOA	CNH	136,000	USD	20,115	08/04/26	(26)
BOA	EUR	49,000	USD	56,046	08/04/26	(458)
BOA	SGD	535,513	USD	414,702	08/04/26	(2,868)
BOA	USD	64,538	CHF	52,000	08/04/26	(218)
BOA	ILS	79,027	USD	26,568	08/12/26	706
BOA	CHF	436,442	USD	538,756	09/02/26	(2,799)
BOA	SGD	1,633,610	USD	1,274,380	09/02/26	(2,051)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	PEN	40,000	USD	11,753	09/16/26	$2
BOA	THB	1,261,449	USD	37,999	09/16/26	94
BOA	THB	2,960,997	USD	88,973	09/16/26	(1)
BOA	MXN	1,047,000	USD	59,610	09/17/26	(619)
BOA	USD	89,788	MXN	1,572,000	09/17/26	642
BOA	BRL	2,200,000	USD	402,562	10/02/26	(25,582)
BOA	USD	9,747	PLN	37,000	10/23/26	158
CITI	PEN	301,402	USD	84,864	05/07/27	(2,898)
CITI	CNH	2,034,000	USD	300,263	08/04/26	(960)
CITI	NOK	362,989	USD	37,122	08/04/26	(1,178)
CITI	ILS	240,974	USD	85,437	08/05/26	6,594
CITI	USD	68,579	ILS	209,783	08/05/26	58
CITI	USD	71,062	ILS	217,187	08/05/26	(2)
CITI	USD	19,625	PLN	73,488	08/10/26	47
CITI	ILS	98,321	USD	33,464	08/12/26	1,288
CITI	ILS	450,188	USD	149,599	08/20/26	2,236
CITI	ZAR	4,344,498	USD	264,807	08/21/26	2,185
CITI	ILS	216,911	USD	71,062	09/08/26	17
CITI	ILS	209,501	USD	68,579	09/08/26	(39)
CITI	IDR	1,934,453,088	USD	107,160	09/16/26	108
CITI	IDR	207,616,038	USD	11,487	09/16/26	(2)
CITI	INR	964,977	USD	10,041	09/16/26	(36)
CITI	PEN	430,703	USD	125,911	09/16/26	(614)
CITI	THB	651,350	USD	19,730	09/16/26	158
CITI	USD	38,505	IDR	686,698,170	09/16/26	(504)
CITI	USD	392	PEN	1,348	09/16/26	4
CITI	USD	37,389	MXN	668,785	09/17/26	1,083
CITI	USD	88,096	INR	8,460,167	09/30/26	135
CITI	USD	51,260	ILS	153,290	10/08/26	(997)
CITI	CAD	1,704,789	USD	1,203,068	10/15/26	(16,912)
CITI	EUR	2,434,726	USD	2,790,495	10/15/26	(25,091)
CITI	GBP	670,000	USD	894,189	10/15/26	(8,800)
CITI	USD	37,763	BRL	200,000	10/15/26	1,057
CITI	USD	44,938	CLP	41,500,000	10/15/26	(275)
CITI	USD	62,670	NZD	110,000	10/15/26	2,260
CITI	IDR	1,161,870,485	USD	63,955	12/16/26	108
CITI	PEN	468,357	USD	133,989	12/16/26	(3,082)
CITI	USD	39,325	IDR	721,828,975	12/16/26	341
CITI	USD	66,838	IDR	1,215,263,290	12/16/26	(57)
DB	IDR	712,532,800	USD	39,414	08/03/26	(184)
DB	INR	4,788,963	USD	49,606	08/03/26	(585)
DB	USD	39,550	IDR	712,532,800	08/03/26	48
DB	USD	50,024	INR	4,788,963	08/03/26	167
DB	CNH	1,266,968	USD	186,661	08/04/26	(970)
DB	SGD	414,402	USD	321,085	08/04/26	(2,048)
DB	USD	287,015	SGD	370,077	08/04/26	1,555

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	USD	40,429	PLN	152,100	08/10/26	$286
DB	CNH	2,518,646	USD	373,982	09/02/26	239
DB	SGD	369,342	USD	287,015	09/02/26	(1,572)
DB	IDR	1,998,392,853	USD	110,921	09/16/26	330
DB	USD	71,976	IDR	1,305,243,092	09/16/26	255
DB	USD	49,606	INR	4,816,098	09/30/26	621
DB	USD	64,518	ILS	191,570	10/08/26	(1,703)
DB	USD	74,158	PLN	282,331	10/23/26	1,418
DB	IDR	720,601,000	USD	39,550	12/16/26	(49)
DB	USD	12,441	IDR	225,443,361	12/16/26	(52)
GS	BRL	4,690,075	USD	923,734	08/04/26	(1,485)
GS	CAD	1,385,115	USD	974,762	08/04/26	(13,300)
GS	USD	918,859	BRL	4,690,075	08/04/26	6,361
GS	USD	18,016	PLN	68,088	08/10/26	210
GS	USD	13,424	INR	1,287,496	08/18/26	54
GS	SGD	26,000	USD	20,321	09/02/26	6
GS	SGD	26,000	USD	20,308	09/02/26	(7)
GS	USD	108,209	BRL	556,984	09/02/26	843
GS	IDR	1,548,972,045	USD	85,887	09/16/26	168
GS	THB	3,730,752	USD	115,547	09/16/26	3,442
GS	USD	48,376	IDR	879,862,688	09/16/26	315
GS	USD	93,322	IDR	1,669,387,072	09/16/26	(939)
GS	USD	73,639	INR	7,105,217	09/16/26	556
GS	USD	13,433	INR	1,280,434	09/16/26	(62)
GS	USD	40,000	THB	1,337,688	09/16/26	196
GS	MXN	56,000	USD	3,233	09/17/26	12
GS	MXN	607,587	USD	34,483	09/17/26	(469)
GSI	BRL	80,000	USD	15,522	10/15/26	(6)
GSI	MXN	1,000,000	USD	57,059	10/15/26	(334)
GSI	USD	279,850	MXN	4,935,377	10/15/26	3,409
GSI	ZAR	3,357,899	USD	205,116	10/15/26	3,007
HSBC	AUD	406,000	USD	279,965	08/04/26	(5,717)
HSBC	CAD	38,633	USD	27,247	08/04/26	(312)
HSBC	CHF	486,991	USD	604,321	08/04/26	1,945
HSBC	EUR	2,791,651	USD	3,175,945	08/04/26	(43,246)
HSBC	GBP	113,000	USD	150,688	08/04/26	(1,607)
HSBC	JPY	34,294,740	USD	210,423	08/04/26	(5,125)
HSBC	NOK	295,000	USD	29,708	08/04/26	(1,419)
HSBC	SEK	475,710	USD	49,332	08/04/26	(626)
HSBC	USD	16,138	NOK	160,448	08/04/26	791
HSBC	USD	90,385	NZD	159,000	08/04/26	3,274
HSBC	USD	48,951	SEK	475,710	08/04/26	1,007
HSBC	INR	1,290,441	USD	13,466	08/18/26	(43)
HSBC	CAD	1,423,116	USD	1,015,440	09/02/26	(984)
HSBC	GBP	489,000	USD	656,110	09/02/26	(2,923)
HSBC	NZD	781,000	USD	459,646	09/02/26	(820)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	USD	39,176	CHF	32,000	09/02/26	$530
HSBC	USD	578,535	EUR	504,000	09/02/26	3,321
HSBC	USD	210,423	JPY	34,217,010	09/02/26	5,118
HSBC	USD	138,713	INR	13,310,736	09/16/26	282
HSBC	USD	57,573	INR	5,511,578	09/16/26	(20)
HSBC	USD	10,270	TWD	328,876	09/16/26	(68)
HSBC	MXN	70,000	USD	3,948	09/17/26	(79)
HSBC	USD	25,705	INR	2,448,175	09/30/26	(173)
JPMCB	INR	3,804,723	USD	39,145	10/14/26	(466)
JPMCB	INR	4,737,838	USD	48,970	09/16/26	(485)
JPMCB	USD	88,760	INR	8,497,269	08/03/26	296
JPMCB	GBP	293,000	USD	387,717	08/04/26	(7,174)
JPMCB	USD	53,667	EUR	47,000	08/04/26	531
JPMCB	USD	50,243	NOK	497,541	08/04/26	2,254
JPMCB	ILS	820,524	USD	284,939	08/05/26	16,478
JPMCB	USD	205,555	ILS	633,315	08/05/26	1,654
JPMCB	USD	41,054	PLN	154,266	08/10/26	241
JPMCB	ILS	596,105	USD	201,305	08/12/26	6,226
JPMCB	KRW	75,930,051	USD	52,333	08/19/26	(933)
JPMCB	USD	50,970	KRW	76,025,323	08/19/26	2,363
JPMCB	ILS	153,936	USD	51,506	08/20/26	1,117
JPMCB	ZAR	707,479	USD	42,790	08/21/26	24
JPMCB	ILS	632,452	USD	205,555	09/08/26	(1,592)
JPMCB	IDR	394,765,208	USD	21,838	09/16/26	(8)
JPMCB	INR	2,066,233	USD	21,729	09/16/26	153
JPMCB	THB	1,907,892	USD	59,060	09/16/26	1,731
JPMCB	THB	616,734	USD	18,490	09/16/26	(42)
JPMCB	TWD	328,876	USD	10,389	09/16/26	187
JPMCB	USD	48,970	INR	4,737,848	09/16/26	504
JPMCB	USD	14,232	INR	1,357,694	09/16/26	(54)
JPMCB	MXN	2,678,687	USD	152,610	09/17/26	(1,483)
JPMCB	USD	228,225	MXN	3,986,000	09/17/26	1,071
JPMCB	USD	827,687	MXN	14,379,994	09/17/26	(472)
JPMCB	USD	143,754	INR	13,872,513	09/30/26	922
JPMCB	USD	25,997	INR	2,479,568	09/30/26	(138)
JPMCB	USD	59,267	ILS	177,057	10/08/26	(1,211)
JPMCB	USD	39,135	INR	3,804,623	10/14/26	493
JPMCB	IDR	1,250,029,871	USD	68,941	12/16/26	249
JPMCB	USD	152,610	MXN	2,697,809	12/16/26	1,462
Net unrealized appreciation (depreciation)						$(106,866)

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$45,183,034	$68,413	$45,251,447
Corporate bonds	—	184,355,129	—	184,355,129
Loan assignments	—	34,845,483	—	34,845,483
Mortgage-backed securities	—	42,261,502	—	42,261,502
Municipal bonds	—	1,592,028	—	1,592,028
Non-U.S. government agency obligations	—	10,137,196	—	10,137,196
U.S. government agency obligations	—	32,070,821	206	32,071,027
U.S. Treasury obligations	—	52,592,321	—	52,592,321
Preferred stocks	6,240,300	—	—	6,240,300
Exchange traded funds	1,320,354	—	—	1,320,354
Short-term investments	6,593,250	—	—	6,593,250
Short-term U.S. Treasury obligations	—	3,122,863	—	3,122,863
Swaptions purchased	—	7,985	—	7,985
Investment of cash collateral from securities loaned	3,277,338	—	—	3,277,338
Futures contracts	223,563	—	—	223,563
Swap agreements	—	1,685,396	—	1,685,396
Forward foreign currency contracts	—	182,475	—	182,475
Total	$17,654,805	$408,036,233	$68,619	$425,759,657
Liabilities
Options written	$(4,204)	$(3,177)	$—	$(7,381)
Swaptions written	—	(7,368)	—	(7,368)
Futures contracts	(1,815,416)	—	—	(1,815,416)
Swap agreements	—	(294,459)	—	(294,459)
Forward foreign currency contracts	—	(289,341)	—	(289,341)
Total	$(1,819,620)	$(594,345)	$—	$(2,413,965)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $157,248,635, represented 40.1% of the Portfolio's net assets at period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

PACE Strategic Fixed Income Investments

Portfolio of investments—July 31, 2026

Portfolio footnotes—(continued)

5  Security, or portion thereof, was on loan at period end.

6  Perpetual investment. Date shown reflects the next call date.

7  Zero coupon bond.

8  When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

9  Bond interest in default.

10  Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.

11  Position is unsettled. Contract rate was not determined at July 31, 2026 and does not take effect until settlement.

12  Rate shown is the discount rate at the date of purchase unless otherwise noted.

13  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

14  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

15  Rate shown reflects yield at July 31, 2026.

16  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

17  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

18  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Municipal bonds—98.1%
Alabama—6.1%
Black Belt Energy Gas District, Revenue Bonds, Series B, 5.000%, due 10/01/35	$1,000,000	$1,003,863
Series D, 5.000%, due 11/01/34	1,000,000	1,035,961
County of Jefferson Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,000,000	1,085,261
5.000%, due 10/01/38	1,000,000	1,059,169
5.000%, due 10/01/39	1,000,000	1,051,856
5.250%, due 10/01/40	750,000	803,543
Southeast Energy Authority A Cooperative District, Revenue Bonds, Series E, 5.000%, due 10/01/30	2,500,000	2,649,952
		8,689,605
Arizona—3.3%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds, Series A, 5.000%, due 11/01/31	1,000,000	1,070,830
Arizona Industrial Development Authority, Revenue Bonds, Series 2019-2, Class A 3.625%, due 05/20/33	771,754	763,585
Chandler Industrial Development Authority, Intel Corp., Revenue Bonds, AMT, 4.000%, due 06/01/49[1]	750,000	755,757
City of Phoenix Civic Improvement Corp., City of Phoenix Airport, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/30	1,000,000	1,045,110
Salt Verde Financial Corp., Revenue Bonds, 5.000%, due 12/01/32	1,000,000	1,041,647
		4,676,929
California—2.6%
California Housing Finance Agency, Revenue Bonds, Series 2021-1, Class A 3.500%, due 11/20/35	1,373,240	1,309,068
California Municipal Finance Authority, Municipal Certificates, Revenue Bonds, Series 2026-1, Class A-1 4.050%, due 07/20/41	498,257	470,413
Los Angeles Department of Water & Power, Revenue Bonds, Series B, 5.000%, due 07/01/37	850,000	901,996
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding, Revenue Bonds, AMT, Series A, 5.000%, due 05/01/39	1,000,000	1,054,598
		3,736,075
	Face amount	Value
Municipal bonds—(continued)
Colorado—0.7%
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO Bonds, Series A, 5.000%, due 04/01/35[2]	$1,000,000	$1,059,068
Connecticut—1.3%
Aquarion Water Authority Water System Revenue, Revenue Bonds, Series D, 5.000%, due 08/01/36	750,000	824,237
State of Connecticut Special Tax, Revenue Bonds, Series A, 4.000%, due 05/01/36	1,000,000	1,013,870
		1,838,107
District of Columbia—1.1%
District of Columbia Income Tax Revenue, Revenue Bonds, Series A, 5.000%, due 07/01/41	1,500,000	1,586,586
Florida—2.6%
County of Miami-Dade Water & Sewer System, Revenue Bonds, Series B, 5.000%, due 10/01/40	1,250,000	1,331,778
Miami Beach Redevelopment Agency, Tax Allocation Bonds, (Assured Guaranty Corp.), 5.000%, due 02/01/31	670,000	720,173
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Revenue Bonds, 5.000%, due 10/15/39	1,500,000	1,605,595
		3,657,546
Georgia—3.7%
Georgia Ports Authority, Houston Methodist Hospital Obligated Group, Revenue Bonds, 5.000%, due 07/01/41	1,500,000	1,584,153
Main Street Natural Gas, Inc., Revenue Bonds, Series A, 5.500%, due 09/15/28	1,500,000	1,565,625
Series C, 5.000%, due 09/01/53[1]	1,000,000	1,050,214
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Revenue Bonds, Series A, 5.000%, due 01/01/33	1,000,000	1,029,032
		5,229,024
Illinois—8.1%
Chicago Midway International Airport, Refunding, Revenue Bonds, AMT, Series C, 5.000%, due 01/01/34	1,500,000	1,615,930

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Municipal bonds—(continued)
Illinois—(continued)
City of Chicago Wastewater Transmission Revenue, Refunding, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 01/01/38	$1,700,000	$1,820,748
City of Chicago, GO Bonds, Series A, 5.000%, due 01/01/44	500,000	476,850
City of Chicago, Refunding, GO Bonds, Series A, 4.000%, due 01/01/35	1,250,000	1,184,686
County of Cook Sales Tax, Refunding, Revenue Bonds, 5.000%, due 11/15/35	2,500,000	2,545,937
Illinois Finance Authority, University of Chicago, Refunding, Revenue Bonds, Series A, 5.250%, due 04/01/43	900,000	959,741
Regional Transportation Authority, Revenue Bonds, (National Public Finance Guarantee Corp.), 6.500%, due 07/01/30	1,000,000	1,078,159
Sales Tax Securitization Corp. Second Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/36	1,770,000	1,845,273
		11,527,324
Indiana—3.6%
Indiana Finance Authority First Lien, CWA Authority, Inc., Refunding, Revenue Bonds, Series 1, 4.000%, due 10/01/36	2,020,000	2,035,193
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 11/01/41	1,000,000	1,071,010
Richmond Hospital Authority, Reid Hospital & Health Care Services, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/30	2,055,000	2,058,252
		5,164,455
Iowa—1.1%
Iowa Tobacco Settlement Authority, Refunding, Revenue Bonds, Series A-2, Class 1 5.000%, due 06/01/33	500,000	537,377
PEFA, Inc., Gas Project, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/35	1,000,000	1,048,433
		1,585,810
	Face amount	Value
Municipal bonds—(continued)
Kentucky—2.6%
Kentucky Municipal Power Agency, Prairie State Project, Refunding, Revenue Bonds (Assured Guaranty Corp.), Series B, 5.000%, due 09/01/39	$750,000	$804,123
Kentucky Public Energy Authority, Refunding, Revenue Bonds, Series A-1, 5.250%, due 04/01/54[1]	2,000,000	2,111,122
Series C, 5.000%, due 05/01/36	750,000	776,568
		3,691,813
Massachusetts—2.9%
Commonwealth of Massachusetts, GO Bonds, Series D, 4.000%, due 05/01/34	2,000,000	2,027,467
Massachusetts Development Finance Agency, Dana-Farber Cancer Institute Obligated Group, Refunding, Revenue Bonds, Series Q, 5.000%, due 12/01/42	1,000,000	1,057,046
Massachusetts Port Authority, Refunding, Revenue Bonds, AMT, Series B, 5.250%, due 07/01/42	1,000,000	1,074,959
		4,159,472
Michigan—2.3%
Detroit Downtown Development Authority, Catalyst Development Area, Refunding, Tax Allocation Bonds, 5.000%, due 07/01/38	1,000,000	1,071,303
Great Lakes Water Authority Sewage Disposal System Revenue, Refunding, Revenue Bonds, Series B, 5.000%, due 07/01/36	1,000,000	1,119,172
Michigan State Hospital Finance Authority, Bronson Health Care Group Obligated Group, Refunding, Revenue Bonds, Series C, 5.000%, due 05/15/33	1,000,000	1,077,766
		3,268,241
New Hampshire—0.7%
New Hampshire Business Finance Authority, National Finance Authority Municipal Certificates, Revenue Bonds, Series 2, Class A-1 4.420%, due 02/20/43[1]	998,769	989,885
New Jersey—4.3%
Tobacco Settlement Financing Corp., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	6,000,000	6,147,652

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Municipal bonds—(continued)
New Mexico—2.5%
New Mexico Educational Assistance Foundation, Refunding, Revenue Bonds, AMT, Series 1A, 5.000%, due 09/01/28	$2,000,000	$2,055,370
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Obligated Group, Refunding, Revenue Bonds, Series A, 4.000%, due 08/01/39	1,585,000	1,454,059
		3,509,429
New York—8.1%
Albany Capital Resource Corp., Albany Medical Center Hospital Obligated Group, Refunding, Revenue Bonds, Series A, 5.250%, due 05/01/41	1,000,000	1,084,378
City of New York, GO Bonds, Series B, Subseries B-1, 5.250%, due 10/01/41	1,180,000	1,254,769
New York State Dormitory Authority, Personal Income Tax, Refunding, Revenue Bonds, Series E, 4.000%, due 03/15/42	1,000,000	944,994
New York State Housing Finance Agency, Revenue Bonds, Series A, 3.100%, due 05/01/56[1]	1,000,000	983,160
New York Transportation Development Corp., JFK International Air New Terminal One LLC, Revenue Bonds, (Assured Guaranty Corp.), AMT, 4.250%, due 06/30/42	1,000,000	946,878
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds, AMT, 5.000%, due 12/01/35	2,000,000	2,109,357
5.000%, due 12/01/36	1,000,000	1,048,898
New York Transportation Development Corp., Laguardia Gateway Partners LLC, Revenue Bonds, AMT, Series A-P3, 5.000%, due 07/01/34	1,000,000	1,000,540
New York Transportation Development Corp., Revenue Bonds, (Assured Guaranty Corp.), AMT, 6.000%, due 06/30/43	1,000,000	1,106,911
TSASC, Inc., Refunding, Revenue Bonds, Series A, 5.000%, due 06/01/34	1,000,000	1,009,909
		11,489,794
North Carolina—1.9%
Charlotte Airport Revenue, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/36	1,540,000	1,634,125
	Face amount	Value
Municipal bonds—(continued)
North Carolina—(continued)
Nash Health Care Systems, Revenue Bonds, 5.500%, due 02/01/44	$995,000	$1,064,099
		2,698,224
North Dakota—1.0%
North Dakota Housing Finance Agency, Revenue Bonds, Series C, 5.000%, due 07/01/42	1,330,000	1,405,066
Ohio—2.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000%, due 12/01/41	1,500,000	1,608,748
Summit County Development Finance Authority, Akron Properties LLC Project, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 07/01/36	360,000	384,775
University of Cincinnati, Revenue Bonds, Series A, 5.250%, due 06/01/43	1,000,000	1,075,229
		3,068,752
Oklahoma—0.5%
Oklahoma Municipal Power Authority, Power Supply System, Revenue Bonds, (Assured Guaranty Corp.), Series A, 4.000%, due 01/01/33	650,000	661,666
Pennsylvania—10.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 04/01/29	3,190,000	3,278,972
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Revenue Bonds, AMT, 5.000%, due 06/30/34	2,200,000	2,327,740
Pennsylvania Housing Finance Agency, Refunding, Revenue Bonds, AMT, 5.000%, due 10/01/27	1,250,000	1,272,189
Pennsylvania Housing Finance Agency, Revenue Bonds, Series 151-A, 5.000%, due 10/01/32	1,050,000	1,135,932
Philadelphia Airport, Refunding, Revenue Bonds, AMT, Series B, 5.000%, due 07/01/32	1,250,000	1,265,913

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—(continued)
Philadelphia Housing Authority, Philadelphia Housing Authority Development Corp., Revenue Bonds, Series A, 5.000%, due 03/01/29	$1,000,000	$1,045,226
Philadelphia School District Prerefunded, GO Bonds, (State Aid Withholding), Series F, 5.000%, due 09/01/30[3]	10,000	10,018
Philadelphia School District, GO Bonds, (State Aid Withholding), Series A, 4.000%, due 09/01/35	1,500,000	1,505,989
Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, 5.000%, due 09/01/43	750,000	799,982
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, 5.250%, due 06/01/40	1,750,000	1,874,397
		14,516,358
Rhode Island—2.3%
Rhode Island Health and Educational Building Corp., State of Rhode Island, Revenue Bonds, (Short-Term Appropriation), 4.000%, due 05/15/42	2,300,000	2,172,430
Rhode Island Student Loan Authority, Student Loan, Revenue Bonds, AMT, Series A-Senior Bonds, 5.000%, due 12/01/30	1,125,000	1,183,273
		3,355,703
South Carolina—1.4%
Medical University Hospital Authority, Nexton Project, Revenue Bonds, 5.250%, due 11/15/45	500,000	523,311
Piedmont Municipal Power Agency, Catawba Project Power Sales, Refunding, Revenue Bonds, Series B, 4.000%, due 01/01/34	1,500,000	1,497,824
		2,021,135
Tennessee—0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/35	1,350,000	1,358,369
Texas—9.4%
Brazos Higher Education Authority, Inc., Student Loan Program, Revenue Bonds, AMT, Series 1A, 5.000%, due 04/01/30	1,000,000	1,034,970
	Face amount	Value
Municipal bonds—(continued)
Texas—(continued)
Central Texas Turnpike System, Refunding, Revenue Bonds, Series C, 5.000%, due 08/15/37	$1,000,000	$1,076,059
City of Houston Hotel Occupancy Tax & Special Revenue, Refunding, Revenue Bonds, (Assured Guaranty Corp.), Series C, 5.000%, due 09/01/43	500,000	529,404
Garland Independent School District, GO Bonds, (Permanent School Fund), Series A, 5.000%, due 02/15/42	2,000,000	2,107,448
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Refunding, Revenue Bonds, Series A, 4.000%, due 10/01/35	1,750,000	1,750,274
Katy Independent School District, CIB, Refunding, GO Bonds, (Permanent School Fund), Series A, 3.000%, due 02/15/32	2,375,000	2,284,763
North East Texas Regional Mobility Authority Senior Lien, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/38	700,000	749,867
Plano Independent School District, GO Bonds, 5.000%, due 02/15/43	1,000,000	1,046,098
Tarrant County Cultural Education Facilities Finance Corp., Cumberland Rest, Inc. Obligated Group, Refunding, Revenue Bonds, 5.000%, due 10/01/32	1,675,000	1,786,195
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Series B, 5.500%, due 01/01/54[1]	1,000,000	1,065,423
		13,430,501
Virginia—1.7%
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Refunding, Revenue Bonds, AMT, 5.000%, due 12/31/42	1,000,000	1,020,248
Winchester Economic Development Authority, Valley Health Obligated Group, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/39	1,350,000	1,430,465
		2,450,713
Washington—2.4%
State of Washington, GO Bonds, Series B, 5.000%, due 02/01/43	1,000,000	1,054,451

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Municipal bonds—(continued)
Washington—(continued)
State of Washington, Refunding, GO Bonds, Series R-2022-C, 4.000%, due 07/01/36	$1,500,000	$1,514,827
Washington State Housing Finance Commission, Revenue Bonds, Series A, 3.500%, due 12/20/35	907,844	858,269
		3,427,547
Wisconsin—6.7%
City of Milwaukee, GO Bonds, (Assured Guaranty Corp.), Series B4, 5.000%, due 04/01/35	2,000,000	2,171,048
Public Finance Authority, Duke Energy Progress LLC, Refunding, Revenue Bonds, Series A-2, 3.700%, due 10/01/46[1]	2,330,000	2,369,391
Public Finance Authority, Kahala Senior Living Community, Refunding, Revenue Bonds, 5.000%, due 11/15/40	425,000	442,249
Public Finance Authority, Lindenwood Education System Obligated Group, Refunding, Revenue Bonds, 5.000%, due 06/01/33	1,155,000	1,192,454
Public Finance Authority, Oxford Properties LLC Project, Revenue Bonds, (Build America Mutual Assurance Corp.), Series A, 5.000%, due 07/01/34	500,000	539,854
	Face amount	Value
Municipal bonds—(continued)
Wisconsin—(continued)
Public Finance Authority, The Ground LLC - Wake Forest University Project, Revenue Bonds, 5.000%, due 07/01/35	$1,000,000	$1,080,506
Sparta Area School District, GO Bonds, (Assured Guaranty Corp.), 3.000%, due 03/01/39	2,000,000	1,711,327
		9,506,829
Total municipal bonds (cost—$143,211,412)		139,907,678
	Number of shares
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 3.619%[4] (cost—$1,557,008)	1,557,008	1,557,008
Total investments—99.2% (cost—$144,768,420)		141,464,686
Other assets in excess of liabilities—0.8%		1,212,303
Net assets—100.0%		$142,676,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$139,907,678	$—	$139,907,678
Short-term investments	1,557,008	—	—	1,557,008
Total	$1,557,008	$139,907,678	$—	$141,464,686

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

PACE Municipal Fixed Income Investments

Portfolio of investments—July 31, 2026

Portfolio footnotes

1  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $1,059,068, represented 0.7% of the Portfolio's net assets at period end.

3  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

4  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Asset-backed securities—4.5%
Ireland—1.4%
ARES European CLO XXI DAC, Series 21A, Class A, 3 mo. EURIBOR + 1.220%, 3.651%, due 04/15/38[1,2]	EUR	394,000	$453,435
Avoca CLO XXXII DAC, Series 32A, Class A1, 3 mo. EURIBOR + 1.170%, 3.601%, due 04/15/39[1,2]		396,000	456,446
Palmer Square European CLO DAC, Series 2025-2A, Class A, 3 mo. EURIBOR + 1.350%, 3.781%, due 07/15/38[1,2]		381,000	440,583
Ravensdale Park CLO DAC, Series 1A, Class A, 3 mo. EURIBOR + 1.170%, 3.335%, due 04/25/38[1,2]		287,000	330,788
RRE 24 Loan Management DAC, Series 24A, Class A1, 3 mo. EURIBOR + 1.160%, 3.591%, due 04/15/40[1,2]		400,000	461,260
			2,142,512
Netherlands—0.2%
Dryden Euro CLO, Series 131A, Class A, 3 mo. EURIBOR + 1.210%, 3.743%, due 04/15/39[1,2]		300,000	346,044
United States—2.9%
Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.790%, due 05/17/51[1]		$158,419	156,664
BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, 5.254%, due 04/25/56[1,2]		338,333	335,856
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, due 03/15/34[1]		330,179	331,114
GS Mortgage-Backed Securities Trust, Series 2026-CES3, Class A1A, 5.358%, due 09/25/56[1,2]		251,958	250,552
Lendmark Funding Trust Series 2025-2A, Class A, 4.780%, due 10/20/34[1]		420,000	417,575
Series 2026-1A, Class A, 4.800%, due 11/20/35[1]		181,000	178,878
Mariner Finance Issuance Trust, Series 2026-AA, Class A, 5.010%, due 05/20/39[1]		168,000	167,374
Merchants Fleet Funding LLC, Series 2024-1A, Class A, 5.820%, due 04/20/37[1]		214,525	215,526
OneMain Financial Issuance Trust, Series 2026-1A, Class A, 4.980%, due 07/14/39[1]		700,000	699,385
	Face amount		Value
Asset-backed securities—(continued)
United States—(continued)
Progress Residential Trust Series 2025-SFR3, Class A, 3.390%, due 07/17/42[1]		$415,000	$388,612
Series 2026-SFR3, Class A, 4.000%, due 07/17/43[1]		163,000	153,712
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31		96,000	95,447
Sierra Timeshare Receivables Funding LLC, Series 2025-2A, Class A, 4.720%, due 04/20/44[1]		54,029	53,643
Towd Point Mortgage Trust Series 2026-CES3, Class A1, 5.302%, due 06/20/66[1,2]		454,161	452,634
Series 2026-FIX2, Class A1A, 5.309%, due 04/25/66[1,2]		440,928	437,527
UPG HI Issuer Trust, Series 2026-1, Class A, 5.030%, due 02/25/48[1]		91,321	90,860
			4,425,359
Total asset-backed securities (cost—$6,785,698)			6,913,915
Corporate bonds—37.1%
Argentina—0.1%
Pluspetrol SA 8.125%, due 05/18/31[3]		50,000	51,619
Tecpetrol SA 7.625%, due 11/03/30[1]		50,000	51,364
YPF SA 8.750%, due 09/11/31[3]		50,000	53,137
			156,120
Australia—0.7%
Amcor U.K. Finance PLC 3.200%, due 11/17/29	EUR	450,000	512,700
Glencore Funding LLC 5.634%, due 04/04/34[1]		$461,000	463,865
Santos Finance Ltd. 6.875%, due 09/19/33[1]		152,000	162,383
			1,138,948
Austria—0.1%
Benteler International Austria GmbH 7.250%, due 06/15/31[3]	EUR	100,000	122,193
Belgium—0.3%
KBC Group NV (fixed, converts to FRN on 09/23/30), 4.454%, due 09/23/31[1,2]		$200,000	194,805
(fixed, converts to FRN on 10/16/29), 4.932%, due 10/16/30[1,2]		225,000	224,708
			419,513

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Brazil—0.3%
FS Luxembourg SARL 8.625%, due 06/25/33[3]		$200,000	$189,700
LD Celulose International GmbH 7.950%, due 01/26/32[3]		200,000	208,130
			397,830
Canada—0.8%
Enbridge, Inc. 5.300%, due 04/05/29		260,000	263,423
Series 2017-A, (fixed, converts to FRN on 07/15/27), 5.500%, due 07/15/77[2]		110,000	109,739
Toronto-Dominion Bank 3.666%, due 09/08/31[3]	EUR	700,000	820,578
TransCanada PipeLines Ltd. (fixed, converts to FRN on 10/17/31), 6.125%, due 10/17/56[2,4]		$21,000	20,985
(fixed, converts to FRN on 10/17/36), 6.375%, due 10/17/56[2]		23,000	23,069
			1,237,794
Colombia—0.4%
Ecopetrol SA 8.875%, due 01/13/33		200,000	215,700
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.375%, due 12/30/30[3]		195,465	183,367
Grupo Nutresa SA 8.000%, due 05/12/30[3]		200,000	211,341
			610,408
Denmark—0.2%
Danske Bank AS (fixed, converts to FRN on 03/01/29), 5.705%, due 03/01/30[1,2]		230,000	233,987
France—3.8%
Alstom SA (fixed, converts to FRN on 08/29/29), 5.868%, due 05/29/29[2,3,5]	EUR	100,000	118,154
BNP Paribas SA (fixed, converts to FRN on 08/16/29), 7.750%, due 08/16/29[1,2,5]		$200,000	208,624
(fixed, converts to FRN on 11/19/29), 5.283%, due 11/19/30[1,2]		290,000	291,241
BPCE SA 0.500%, due 02/24/27[3]	EUR	100,000	113,878
(fixed, converts to FRN on 01/13/36), 5.417%, due 01/13/37[1,2]		$250,000	239,063
(fixed, converts to FRN on 01/14/30), 5.876%, due 01/14/31[1,2]		475,000	484,133
(fixed, converts to FRN on 10/19/28), 6.714%, due 10/19/29[1,2,4]		830,000	859,820
(fixed, converts to FRN on 10/19/33), 7.003%, due 10/19/34[1,2]		250,000	267,006
	Face amount		Value
Corporate bonds—(continued)
France—(continued)
BPCE SFH SA 3.000%, due 01/15/31[3]	EUR	400,000	$455,098
Credit Agricole Home Loan SFH SA 3.125%, due 10/18/30[3]		300,000	344,051
Credit Agricole SA (fixed, converts to FRN on 09/11/27), 4.631%, due 09/11/28[1,2]		$250,000	249,758
(fixed, converts to FRN on 10/03/28), 6.316%, due 10/03/29[1,2]		355,000	365,550
Electricite de France SA (fixed, converts to FRN on 09/15/30), 3.375%, due 06/15/30[2,3,5]	EUR	200,000	219,028
(fixed, converts to FRN on 09/17/32), 5.625%, due 06/17/32[2,3,5]		200,000	236,190
Societe Generale SA (fixed, converts to FRN on 04/13/32), 6.100%, due 04/13/33[1,2]		$250,000	256,302
(fixed, converts to FRN on 08/08/33), 5.400%, due 08/08/34[1,2]		580,000	566,774
TotalEnergies SE (fixed, converts to FRN on 11/19/34), 4.500%, due 08/19/34[2,3,5]	EUR	200,000	227,146
Series NC12, (fixed, converts to FRN on 01/25/33), 2.125%, due 07/25/32[2,3,5]		100,000	100,787
Unibail-Rodamco-Westfield SE (fixed, converts to FRN on 10/04/30), 4.875%, due 07/04/30[2,3,5]		200,000	231,170
			5,833,773
Germany—1.5%
Commerzbank AG (fixed, converts to FRN on 04/09/33), 6.625%, due 10/09/32[2,3,5]		200,000	244,830
(fixed, converts to FRN on 07/16/31), 4.000%, due 07/16/32[2,3]		100,000	116,343
Deutsche Bank AG (fixed, converts to FRN on 02/06/31), 4.725%, due 02/06/32[2]		$150,000	146,168
(fixed, converts to FRN on 02/10/33), 7.079%, due 02/10/34[2]		390,000	414,915
(fixed, converts to FRN on 08/04/30), 4.950%, due 08/04/31[2]		155,000	153,087
(fixed, converts to FRN on 11/20/28), 6.819%, due 11/20/29[2]		185,000	192,453
IHO Verwaltungs GmbH 6.750% Cash or 7.500% PIK, 6.750%, due 11/15/29[3,6]	EUR	100,000	120,198
Volkswagen International Finance NV (fixed, converts to FRN on 11/15/30), 5.493%, due 11/15/30[2,3,5]		100,000	115,751
Volkswagen Leasing GmbH 0.625%, due 07/19/29[3]		200,000	212,222
Vonovia SE 0.625%, due 12/14/29[3]		400,000	419,483

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Germany—(continued)
ZF Europe Finance BV 7.000%, due 06/12/30[3]	EUR	100,000	$122,418
			2,257,868
Guatemala—0.1%
Energuate Trust 2 0 6.350%, due 09/15/35[1]		$200,000	195,972
Hong Kong—0.1%
Melco Resorts Finance Ltd. 5.750%, due 07/21/28[1]		200,000	197,900
Ireland—1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.125%, due 02/28/29		175,000	171,822
AIB Group PLC (fixed, converts to FRN on 04/04/27), 2.250%, due 04/04/28[2,3]	EUR	500,000	573,534
(fixed, converts to FRN on 04/30/30), 7.125%, due 10/30/29[2,3,5]		200,000	246,177
Avolon Holdings Funding Ltd. 4.950%, due 10/15/32[1]		$50,000	48,134
5.150%, due 01/15/30[1]		405,000	402,615
5.750%, due 03/01/29[1]		380,000	385,860
5.750%, due 11/15/29[1]		165,000	167,495
			1,995,637
Italy—1.3%
Banca Monte dei Paschi di Siena SpA 3.500%, due 04/23/29[3]	EUR	300,000	348,068
Eni SpA (fixed, converts to FRN on 04/21/34), 4.875%, due 01/21/34[2,3,5]		150,000	173,662
Intesa Sanpaolo SpA 6.625%, due 06/20/33[1]		$405,000	432,726
(fixed, converts to FRN on 05/20/32), 7.000%, due 05/20/32[2,3,5]	EUR	200,000	250,796
(fixed, converts to FRN on 06/29/31), 5.200%, due 06/29/32[1,2]		$245,000	242,255
UniCredit SpA 0.850%, due 01/19/31[3]	EUR	350,000	359,656
(fixed, converts to FRN on 06/03/32), 6.500%, due 12/03/31[2,3,5]		200,000	245,621
			2,052,784
Jamaica—0.1%
Digicel International Finance Ltd./Difl U.S. LLC 8.625%, due 08/01/32[1]		$200,000	205,875
Japan—0.2%
Rakuten Group, Inc. 11.250%, due 02/15/27[1]		248,000	254,979
	Face amount		Value
Corporate bonds—(continued)
Luxembourg—0.2%
Herens Holdco SARL 4.750%, due 05/15/28[1,4]		$200,000	$178,593
Maxam Prill SARL 6.000%, due 07/15/30[3]	EUR	100,000	117,685
			296,278
Macau—0.1%
Studio City Finance Ltd. 5.000%, due 01/15/29[3]		$200,000	191,228
Mexico—1.4%
Alpek SAB de CV 4.250%, due 09/18/29[3]		200,000	187,000
Cemex SAB de CV (fixed, converts to FRN on 09/10/30), 7.200%, due 06/10/30[2,3,5]		200,000	205,900
CFE Fibra E 5.875%, due 09/23/40[1]		194,289	186,275
Corp. Inmobiliaria Vesta SAB de CV 5.500%, due 01/30/33[1]		200,000	190,986
Orbia Advance Corp. SAB de CV 6.800%, due 05/13/30[3]		200,000	200,131
Petroleos Mexicanos 5.950%, due 01/28/31		805,000	789,745
7.690%, due 01/23/50		510,000	456,297
			2,216,334
Netherlands—0.5%
ABN AMRO Bank NV (fixed, converts to FRN on 09/22/31), 6.875%, due 09/22/31[2,3,5]	EUR	200,000	248,710
ING Groep NV (fixed, converts to FRN on 11/16/26), 5.750%, due 11/16/26[2,5]		$580,000	581,108
			829,818
Peru—0.1%
Cia de Minas Buenaventura SAA 6.800%, due 02/04/32[3]		200,000	203,630
Romania—0.2%
Banca Transilvania SA (fixed, converts to FRN on 05/27/31), 7.125%, due 11/27/30[2,3,5]	EUR	200,000	235,353
Saudi Arabia—0.2%
Greensaif Pipelines Bidco SARL 5.853%, due 02/23/36[3]		$255,000	252,659
Serbia—0.1%
Telecommunications Co. Telekom Srbija AD Belgrade 7.250%, due 05/18/31[1]		200,000	197,500

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Spain—1.4%
Banco Bilbao Vizcaya Argentaria SA (fixed, converts to FRN on 09/19/29), 9.375%, due 03/19/29[2,5]		$285,000	$308,317
Banco de Sabadell SA (fixed, converts to FRN on 05/20/31), 6.500%, due 05/20/31[2,3,5]	EUR	200,000	241,687
Banco Santander SA (fixed, converts to FRN on 05/21/29), 9.625%, due 11/21/28[2,5]		$200,000	216,541
CaixaBank SA (fixed, converts to FRN on 03/15/29), 5.673%, due 03/15/30[1,2]		415,000	422,433
(fixed, converts to FRN on 07/16/30), 7.500%, due 01/16/30[2,3,5]	EUR	200,000	250,268
(fixed, converts to FRN on 07/19/28), 5.000%, due 07/19/29[2,3]		400,000	475,821
(fixed, converts to FRN on 09/13/33), 6.840%, due 09/13/34[1,2]		$230,000	246,797
			2,161,864
Turkey—0.7%
Akbank TAS (fixed, converts to FRN on 09/04/30), 7.875%, due 09/04/35[2,3]		200,000	199,408
Mersin Uluslararasi Liman Isletmeciligi AS 8.250%, due 11/15/28[3]		200,000	204,174
QNB Bank AS 5.875%, due 02/11/31[3]		200,000	192,250
Turkiye Garanti Bankasi AS (fixed, converts to FRN on 04/15/31), 7.625%, due 04/15/36[2,3]		200,000	196,744
Turkiye Varlik Fonu Yonetimi AS 8.250%, due 02/14/29[3]		210,000	217,088
			1,009,664
United Kingdom—3.5%
BAT Capital Corp. 4.540%, due 08/15/47		157,000	124,250
Heathrow Funding Ltd. 6.450%, due 12/10/31[3]	GBP	350,000	491,122
6.750%, due 12/03/26[3]		478,000	648,661
HSBC Holdings PLC (fixed, converts to FRN on 03/04/29), 5.546%, due 03/04/30[2]		$440,000	446,030
(fixed, converts to FRN on 05/19/31), 4.191%, due 05/19/36[2,3]	EUR	200,000	230,878
(fixed, converts to FRN on 11/06/30), 4.619%, due 11/06/31[2]		$470,000	459,443
(fixed, converts to FRN on 11/19/27), 5.130%, due 11/19/28[2]		200,000	200,879
INEOS Quattro Finance 2 PLC 8.500%, due 03/15/29[3]	EUR	100,000	99,031
Nationwide Building Society 2.000%, due 04/28/27[3]		300,000	343,734
(fixed, converts to FRN on 12/20/27), 5.750%, due 06/20/27[2,3,5]	GBP	200,000	269,462
	Face amount		Value
Corporate bonds—(continued)
United Kingdom—(continued)
NatWest Group PLC (fixed, converts to FRN on 09/06/27), 4.067%, due 09/06/28[2,3]	EUR	505,000	$588,088
Santander U.K. Group Holdings PLC (fixed, converts to FRN on 09/11/29), 4.858%, due 09/11/30[2]		$340,000	337,616
(fixed, converts to FRN on 09/22/28), 4.320%, due 09/22/29[2]		200,000	197,480
Standard Chartered PLC (fixed, converts to FRN on 01/12/27), 2.608%, due 01/12/28[1,2]		343,000	339,841
(fixed, converts to FRN on 02/15/28), 7.750%, due 08/15/27[1,2,5]		200,000	204,556
(fixed, converts to FRN on 09/23/26), 1.200%, due 09/23/31[2,3]	EUR	200,000	230,000
(fixed, converts to FRN on 10/15/29), 5.005%, due 10/15/30[1,2]		$200,000	199,464
			5,410,535
United States—17.4%
AbbVie, Inc. 4.050%, due 11/21/39		81,000	69,204
Aircastle Ltd./Aircastle Ireland DAC 5.000%, due 05/15/31[1]		375,000	368,628
Amazon.com, Inc. 5.300%, due 07/09/36		4,000	3,930
5.650%, due 03/13/46		95,000	88,856
6.100%, due 07/09/56		180,000	172,876
American Airlines Pass-Through Trust Series 2016-3, Class A, 3.250%, due 10/15/28		43,927	41,929
Series A, Class A, 3.600%, due 10/15/29		53,867	50,999
Amgen, Inc. 5.750%, due 03/02/63		139,000	128,299
AT&T, Inc. 6.200%, due 10/30/56		60,000	55,536
Athene Global Funding 5.033%, due 07/17/30[1]		305,000	300,701
5.543%, due 08/22/35[1]		75,000	72,983
Bank of America Corp. (fixed, converts to FRN on 01/24/30), 5.162%, due 01/24/31[2]		645,000	648,206
(fixed, converts to FRN on 02/06/36), 5.045%, due 02/06/37[2]		105,000	101,112
(fixed, converts to FRN on 03/08/32), 3.846%, due 03/08/37[2]		71,000	65,270
(fixed, converts to FRN on 04/23/31), 4.695%, due 04/23/32[2]		831,000	815,413
(fixed, converts to FRN on 10/20/31), 2.572%, due 10/20/32[2]		311,000	274,175
Beignet Investor LLC 6.581%, due 05/30/49[1]		166,000	160,931
Boeing Co. 3.600%, due 05/01/34		240,000	212,443

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
BP Capital Markets PLC (fixed, converts to FRN on 03/01/34), 6.450%, due 12/01/33[2,5]	$143,000	$146,803
(fixed, converts to FRN on 06/18/35), 6.125%, due 03/18/35[2,5]	235,000	235,394
Broadcom, Inc. 3.469%, due 04/15/34	35,000	30,236
Cencora, Inc. 2.800%, due 05/15/30	51,000	47,297
4.900%, due 02/13/36	52,000	49,774
CF Industries, Inc. 4.950%, due 06/01/43	78,000	68,213
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, due 01/15/29	250,000	231,371
6.550%, due 06/01/34	290,000	286,743
6.650%, due 02/01/34	277,000	275,357
Cheniere Energy Partners LP 4.500%, due 10/01/29	440,000	435,214
Citigroup, Inc. (fixed, converts to FRN on 02/13/29), 5.174%, due 02/13/30[2]	580,000	583,320
(fixed, converts to FRN on 03/20/29), 3.980%, due 03/20/30[2]	460,000	449,349
(fixed, converts to FRN on 03/31/30), 4.412%, due 03/31/31[2]	415,000	406,156
(fixed, converts to FRN on 05/01/31), 2.561%, due 05/01/32[2]	380,000	338,623
(fixed, converts to FRN on 09/19/29), 4.542%, due 09/19/30[2]	488,000	482,185
Columbia Pipelines Operating Co. LLC 5.927%, due 08/15/30[1]	65,000	67,095
6.036%, due 11/15/33[1]	230,000	237,651
Constellation Energy Generation LLC 6.250%, due 10/01/39	175,000	178,765
Devon Energy Corp. 5.900%, due 02/15/55[1]	10,000	9,341
Diamondback Energy, Inc. 6.250%, due 03/15/33	32,000	33,550
Dominion Energy, Inc. (fixed, converts to FRN on 02/15/31), 6.000%, due 02/15/56[2]	158,000	156,393
Energy Transfer LP (fixed, converts to FRN on 02/15/31), 6.500%, due 02/15/56[2]	321,000	321,036
Entergy Corp. (fixed, converts to FRN on 06/15/31), 5.875%, due 06/15/56[2]	25,000	24,722
(fixed, converts to FRN on 12/01/29), 7.125%, due 12/01/54[2]	257,000	263,436
Enterprise Products Operating LLC (fixed, converts to FRN on 02/15/28), 5.375%, due 02/15/78[2]	74,000	73,680
	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
EUSHI Finance, Inc. (fixed, converts to FRN on 04/01/31), 6.250%, due 04/01/56[2]		$111,000	$109,570
(fixed, converts to FRN on 12/15/29), 7.625%, due 12/15/54[2]		78,000	80,748
Expand Energy Corp. 5.375%, due 03/15/30		338,000	338,976
FirstEnergy Transmission LLC 2.866%, due 09/15/28[1]		210,000	201,697
Fiserv, Inc. 4.550%, due 02/15/31		100,000	96,829
Ford Motor Credit Co. LLC 4.867%, due 08/03/27	EUR	677,000	792,188
5.420%, due 04/09/31		$210,000	206,676
Foundry JV Holdco LLC 6.250%, due 01/25/35[1]		260,000	267,236
General Motors Financial Co., Inc. 5.625%, due 04/04/32		411,000	417,189
Global Payments, Inc. 5.550%, due 11/15/35		115,000	109,523
Goldman Sachs Group, Inc. (fixed, converts to FRN on 01/21/31), 4.516%, due 01/21/32[2]		1,144,000	1,110,349
(fixed, converts to FRN on 01/21/36), 5.065%, due 01/21/37[2]		168,000	160,012
(fixed, converts to FRN on 01/28/30), 5.207%, due 01/28/31[2]		660,000	661,491
HCA, Inc. 3.500%, due 09/01/30		117,000	110,284
3.500%, due 07/15/51		190,000	121,230
4.600%, due 11/15/32		48,000	46,154
4.700%, due 05/15/31		80,000	78,481
5.250%, due 06/15/49		10,000	8,556
5.500%, due 06/15/47		70,000	62,481
Hyundai Capital America 4.875%, due 11/01/27[1]		360,000	360,635
ITC Holdings Corp. 2.950%, due 05/14/30[1]		45,000	41,705
5.400%, due 06/01/33[1]		370,000	369,822
5.650%, due 05/09/34[1]		140,000	140,973
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.950%, due 04/20/35		265,000	267,734
6.500%, due 12/01/52		65,000	62,840
7.250%, due 11/15/53		120,000	126,155
LYB International Finance III LLC 5.875%, due 01/15/36		96,000	95,295
Maple Parent Holdings Corp. 5.700%, due 03/26/36[1]		42,000	41,744
6.625%, due 03/26/56[1]		44,000	44,475
Mars, Inc. 5.200%, due 03/01/35[1]		150,000	147,934
Marvell Technology, Inc. 2.950%, due 04/15/31		179,000	162,303
5.450%, due 07/15/35		202,000	198,180

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
Meta Platforms, Inc. 4.875%, due 11/15/35		$38,000	$35,647
5.250%, due 05/15/36[4]		100,000	95,877
5.400%, due 08/15/54		14,000	11,396
5.500%, due 11/15/45		165,000	142,730
5.625%, due 11/15/55		16,000	13,382
MetLife, Inc. (fixed, converts to FRN on 03/15/36), 5.850%, due 03/15/56[2,4]		20,000	19,498
Morgan Stanley (fixed, converts to FRN on 01/15/30), 5.230%, due 01/15/31[2]		245,000	246,247
(fixed, converts to FRN on 01/16/31), 4.493%, due 01/16/32[2]		195,000	189,289
(fixed, converts to FRN on 01/19/33), 5.948%, due 01/19/38[2]		182,000	184,570
(fixed, converts to FRN on 01/30/36), 5.073%, due 01/30/37[2]		200,000	191,887
(fixed, converts to FRN on 07/14/31), 5.170%, due 07/14/32[2]		95,000	94,641
(fixed, converts to FRN on 07/17/36), 5.605%, due 07/17/37[2]		50,000	49,699
(fixed, converts to FRN on 10/18/29), 4.654%, due 10/18/30[2]		480,000	474,737
Series I, (fixed, converts to FRN on 10/22/30), 4.356%, due 10/22/31[2]		256,000	248,003
Morgan Stanley Private Bank NA (fixed, converts to FRN on 07/18/30), 4.734%, due 07/18/31[2]		250,000	246,772
Netflix, Inc. 4.625%, due 05/15/29	EUR	700,000	835,638
NiSource, Inc. (fixed, converts to FRN on 11/30/29), 6.950%, due 11/30/54[2]		$85,000	87,351
NVIDIA Corp. 5.625%, due 06/15/56		110,000	99,538
Oracle Corp. 3.950%, due 03/25/51		35,000	21,332
4.000%, due 07/15/46		20,000	12,705
5.375%, due 09/27/54		41,000	29,894
6.000%, due 08/03/55		96,000	76,984
6.550%, due 02/04/46		119,000	105,312
6.700%, due 02/04/56		225,000	198,396
6.850%, due 02/04/66		110,000	96,787
Pacific Gas & Electric Co. 5.800%, due 05/15/34		265,000	267,026
6.000%, due 08/15/35		225,000	228,270
6.150%, due 01/15/33		210,000	216,705
6.750%, due 01/15/53		143,000	144,719
PG&E Corp. (fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[2]		90,000	91,388
(fixed, converts to FRN on 09/15/31), 6.850%, due 09/15/56[2]		26,000	25,729
	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
PNC Financial Services Group, Inc. (fixed, converts to FRN on 01/25/36), 5.423%, due 01/25/41[2]		$45,000	$43,132
(fixed, converts to FRN on 07/21/35), 5.373%, due 07/21/36[2]		30,000	29,650
(fixed, converts to FRN on 10/21/31), 4.812%, due 10/21/32[2]		155,000	152,567
Quanta Services, Inc. 5.100%, due 08/09/35		215,000	208,768
Realty Income Corp. 5.125%, due 07/06/34	EUR	100,000	122,298
Road Michigan Property Owner I LLC 7.500%, due 03/30/45[1]		$311,000	301,414
Roper Technologies, Inc. 4.450%, due 09/15/30		110,000	107,771
San Diego Gas & Electric Co. Series DDDD, 5.200%, due 03/15/36		55,000	53,716
Sempra (fixed, converts to FRN on 04/01/31), 6.375%, due 04/01/56[2]		85,000	85,264
Sierra Pacific Power Co. (fixed, converts to FRN on 12/15/30), 6.200%, due 12/15/55[2]		170,000	166,772
Solventum Corp. 5.450%, due 03/13/31		166,000	168,286
5.600%, due 03/23/34		85,000	85,519
Sopaipilla Investor LLC 7.534%, due 11/30/48[1]		195,000	202,114
Southern California Edison Co. 5.200%, due 06/01/34		30,000	29,300
5.450%, due 03/01/35		20,000	19,640
Southern Co. Gas Capital Corp. 5.750%, due 09/15/33		100,000	102,484
Southern Power Co. Series A, 4.250%, due 10/01/30		27,000	26,303
Series B, 4.900%, due 10/01/35		71,000	67,507
Stellantis Financial Services U.S. Corp. 5.400%, due 06/15/29[1]		200,000	198,594
5.400%, due 09/15/30[1]		385,000	374,600
U.S. Bancorp (fixed, converts to FRN on 01/23/34), 5.678%, due 01/23/35[2]		65,000	65,902
Uber Technologies, Inc. 4.800%, due 09/15/34		16,000	15,317
4.800%, due 09/15/35		338,000	320,287
Verizon Communications, Inc. (fixed, converts to FRN on 05/14/33), 6.050%, due 05/14/58[2]		204,000	200,599
(fixed, converts to FRN on 05/14/36), 6.200%, due 05/14/56[2]		14,000	13,701
(fixed, converts to FRN on 08/15/32), 5.743%, due 08/15/56[2]	GBP	200,000	260,116
Vistra Operations Co. LLC 3.700%, due 01/30/27[1]		$209,000	207,545
4.600%, due 10/15/30[1]		27,000	26,275
5.250%, due 10/15/35[1]		65,000	61,961

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
United States—(continued)
5.350%, due 01/31/36[1]		$80,000	$76,570
5.700%, due 12/30/34[1]		135,000	133,211
6.000%, due 04/15/34[1]		65,000	65,601
Wells Fargo & Co. (fixed, converts to FRN on 01/24/30), 5.244%, due 01/24/31[2]		560,000	563,709
(fixed, converts to FRN on 03/02/32), 3.350%, due 03/02/33[2]		340,000	309,254
(fixed, converts to FRN on 04/23/30), 5.150%, due 04/23/31[2]		415,000	416,720
(fixed, converts to FRN on 05/20/31), 4.844%, due 05/20/32[2]		285,000	281,120
(fixed, converts to FRN on 07/25/33), 5.557%, due 07/25/34[2]		201,000	202,602
WPC Eurobond BV 1.350%, due 04/15/28	EUR	200,000	222,715
			26,873,713
Total corporate bonds (cost—$57,262,533)			57,190,157
Mortgage-backed securities—2.4%
United Kingdom—0.4%
Silverstone Master Issuer PLC, Series 2022-1A, Class 2A, 1 day GBP SONIA + 0.290%, 4.039%, due 01/21/70[1,2]	GBP	456,000	613,614
			613,614
United States—2.0%
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.466%, due 12/25/59[1,2]		$26,042	25,577
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.336%, due 09/10/58[2]		308,985	298,016
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.728%, due 01/15/49[2]		320,000	307,410
Federal National Mortgage Association REMICS, Series 2021-86, Class T, 2.500%, due 09/25/48		1,242,525	1,093,612
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.322%, due 05/10/50[2]		350,000	263,186
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.100%, due 07/25/65[1,2]		89,682	86,212
OBX Trust, Series 2020-EXP1, Class 2A1, 1 mo. USD Term SOFR + 0.864%, 4.589%, due 02/25/60[1,2]		38,647	38,236
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, due 02/25/50[1,2]		8,720	8,409
	Face amount		Value
Mortgage-backed securities—(continued)
United States—(continued)
UBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.384%, due 11/15/50[2]		$360,000	$341,888
Series 2018-C11, Class B, 4.713%, due 06/15/51[2]		440,000	416,563
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.349%, due 07/15/40[1,2]		100,000	100,583
			2,979,692
Total mortgage-backed securities (cost—$3,861,594)			3,593,306
Non-U.S. government agency obligations—39.7%
Bermuda—0.6%
Bermuda Government International Bonds 4.750%, due 02/15/29[1]		910,000	904,704
Canada—1.0%
Hydro-Quebec 6.500%, due 02/15/35	CAD	750,000	630,206
Province of British Columbia 2.800%, due 06/18/48		300,000	154,641
Province of Quebec 5.000%, due 12/01/41		1,100,000	817,085
			1,601,932
China—3.1%
China Development Bank 1.870%, due 09/05/35	CNY	3,370,000	503,126
China Government Bonds 2.150%, due 08/25/55		21,680,000	3,180,114
2.380%, due 01/15/56		7,410,000	1,138,888
			4,822,128
Ecuador—0.1%
Ecuador Government International Bonds 8.750%, due 01/29/34[3]		$200,000	198,420
Egypt—0.1%
Egypt Government International Bonds 8.500%, due 01/31/47[3]		200,000	187,600
El Salvador—0.1%
El Salvador Government International Bonds 7.650%, due 06/15/35[3]		78,000	80,457
Germany—7.0%
Bundesrepublik Deutschland Bundesanleihe 2.600%, due 08/15/35[3]	EUR	1,115,000	1,231,940
2.900%, due 02/15/36[3]		120,000	135,403
2.900%, due 08/15/56[3]		140,000	138,602
5.500%, due 01/04/31[3]		7,250,000	9,256,732
			10,762,677
Ghana—0.1%
Ghana Government International Bonds, Steps to 6.000% on 07/03/28, 5.000%, due 07/03/35[3]		$100,000	91,533

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Non-U.S. government agency obligations—(continued)
Indonesia—0.8%
Indonesia Treasury Bonds 8.750%, due 05/15/31	IDR	19,821,000,000	$1,164,123
Italy—1.7%
Italy Buoni Poliennali Del Tesoro 4.300%, due 10/01/54[3]	EUR	2,405,000	2,607,503
Japan—1.1%
Japan Government Thirty Year Bonds 2.400%, due 03/20/55	JPY	116,300,000	530,387
Japan Government Twenty Year Bonds 1.400%, due 12/20/42		43,400,000	202,291
1.500%, due 09/20/43		189,100,000	878,366
			1,611,044
Mexico—3.0%
Mexico Bonos 7.500%, due 05/26/33	MXN	27,550,000	1,473,815
7.750%, due 11/23/34		25,000,000	1,330,859
8.000%, due 02/21/36		35,000,000	1,868,416
			4,673,090
Morocco—0.4%
Morocco Government International Bonds 4.750%, due 05/26/34[1]	EUR	290,000	333,283
5.125%, due 05/26/38[1]		209,000	241,057
			574,340
Pakistan—0.1%
Pakistan Government International Bonds 6.975%, due 04/24/29[1]		$200,000	197,106
Poland—0.7%
Republic of Poland Government Bonds 5.000%, due 10/25/35	PLN	4,104,000	1,043,396
South Africa—1.1%
Republic of South Africa Government Bonds 8.000%, due 01/31/30	ZAR	18,220,000	1,105,018
9.000%, due 01/31/40		6,600,000	392,542
Republic of South Africa Government International Bonds 5.750%, due 09/30/49		$240,000	194,815
			1,692,375
South Korea—1.4%
Korea Treasury Bonds 3.500%, due 06/10/34	KRW	3,193,870,000	2,130,441
Spain—0.7%
Spain Government Bonds 4.000%, due 10/31/54[3]	EUR	980,000	1,080,921
Supranationals—0.9%
Africa Finance Corp. 5.550%, due 10/08/29[3]		$200,000	201,174
Banque Ouest Africaine de Developpement 2.750%, due 01/22/33[1]	EUR	227,000	219,022
4.700%, due 10/22/31[3]		$250,000	226,562
	Face amount		Value
Non-U.S. government agency obligations—(continued)
Supranationals—(continued)
European Union 3.000%, due 03/04/53[3]	EUR	866,628	$801,604
			1,448,362
Suriname—0.1%
Suriname Government International Bonds 8.500%, due 11/06/35[1]		$200,000	215,362
United Kingdom—15.6%
U.K. Gilts 4.125%, due 03/07/31[3]	GBP	12,590,000	16,644,835
4.375%, due 03/07/28[3]		3,200,000	4,311,456
4.750%, due 10/22/35[3]		2,370,000	3,127,734
			24,084,025
Total non-U.S. government agency obligations (cost—$63,542,874)			61,171,539
U.S. government agency obligations—12.7%
Federal Home Loan Mortgage Corp. 5.000%, due 10/01/53		$896,203	872,000
5.500%, due 05/01/53		571,437	569,321
5.500%, due 07/01/53		718,566	714,986
6.000%, due 07/01/53		802,983	817,476
6.000%, due 08/01/53		187,057	189,858
6.000%, due 08/01/53		546,361	555,895
6.000%, due 01/01/54		538,912	548,317
Federal National Mortgage Association 2.500%, due 02/01/52		621,726	509,637
2.500%, due 05/01/52		663,298	548,909
3.000%, due 01/01/52		1,284,565	1,111,966
3.500%, due 05/01/58		1,019,441	910,927
5.000%, due 01/01/56		355,136	342,934
5.500%, due 11/01/55		832,151	823,922
6.000%, due 09/01/52		141,287	143,703
Government National Mortgage Association, TBA, 5.500%		2,757,000	2,738,258
Uniform Mortgage-Backed Security, TBA 5.000%		2,401,000	2,316,720
5.500%		5,961,000	5,896,550
Total U.S. government agency obligations (cost—$19,929,514)			19,611,379
U.S. Treasury obligations—4.3%
U.S. Treasury Bonds 4.625%, due 11/15/55		483,400	437,477
4.750%, due 05/15/55		960,800	886,976
4.750%, due 08/15/55		486,000	448,772
U.S. Treasury Notes 3.625%, due 10/31/30		3,938,000	3,819,860
4.375%, due 05/15/36		1,060,000	1,032,175
Total U.S. Treasury obligations (cost—$6,850,730)			6,625,260

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Short-term investments—2.3%
Investment companies—2.3%
State Street Institutional U.S. Government Money Market Fund, 3.619%[7] (cost—$3,519,772)	3,519,772	$3,519,772
	Number of shares	Value
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[7] (cost—$203,355)	203,355	$203,355
Total investments—103.1% (cost—$161,956,070)		158,828,683
Liabilities in excess of other assets—(3.1)%		(4,711,355)
Net assets—100.0%		$154,117,328

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
77	AUD	Australian Bond 10 Year Futures	September 2026	$5,898,185	$5,858,148	$(40,037)
112	CAD	Canadian Bond 2 Year Futures	September 2026	8,400,979	8,391,711	(9,268)
21	CAD	Canadian Bond 5 Year Futures	September 2026	1,677,371	1,676,584	(787)
31	CAD	Canadian Bond 10 Year Futures	September 2026	2,648,343	2,626,658	(21,685)
50	EUR	Eurex Short-Term Euro-BTP Futures	September 2026	6,156,722	6,131,586	(25,136)
7	EUR	Euro-BTP Italian Bond Futures	September 2026	955,092	938,133	(16,959)
88	EUR	Euro Bund 10 Year Futures	September 2026	12,780,783	12,619,703	(161,080)
30	EUR	French Government Bond Futures	September 2026	4,133,731	4,052,053	(81,678)
2	JPY	Japan Government Bond 10 Year Futures	September 2026	1,602,848	1,597,310	(5,538)
U.S. Treasury futures buy contracts:
59	USD	U.S. Long Bond Futures	September 2026	$6,509,905	$6,390,438	$(119,467)
17	USD	U.S. Treasury Note 10 Year Futures	September 2026	1,852,277	1,836,000	(16,277)
21	USD	Ultra U.S. Treasury Bond Futures	September 2026	2,365,943	2,303,438	(62,505)
35	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	3,883,521	3,839,609	(43,912)
Total				$58,865,700	$58,261,371	$(604,329)
Interest rate futures sell contracts:
38	EUR	EURO Bobl 5 Year Index Future	September 2026	$(5,027,231)	$(4,988,434)	$38,797
6	EUR	German Euro Buxl 30 Year Futures	September 2026	(754,430)	(732,158)	22,272
21	GBP	United Kingdom Long Gilt Bond Futures	September 2026	(2,462,033)	(2,447,906)	14,127
U.S. Treasury futures sell contracts:
194	USD	U.S. Treasury Note 2 Year Futures	September 2026	$(39,972,511)	$(39,888,219)	$84,292
183	USD	U.S. Treasury Note 2 Year Futures	September 2026	(19,534,165)	(19,393,711)	140,454
Total				$(67,750,370)	$(67,450,428)	$299,942
Net unrealized appreciation (depreciation)						$(304,387)

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	AUD	109,875	USD	76,172	08/27/26	$(1,110)
BB	EUR	92,340	USD	105,614	08/27/26	(965)
BB	GBP	218	USD	292	08/27/26	(2)
BB	HUF	30,928,096	EUR	84,719	08/27/26	136
BB	USD	244,063	GBP	182,688	08/27/26	2,149
BB	USD	875,982	JPY	141,577,619	08/27/26	15,435
BB	USD	145,490	RON	670,501	08/27/26	1,627
BNP	AUD	808,694	USD	560,768	08/27/26	(8,039)
BNP	CHF	1,926,698	USD	2,378,372	08/27/26	(10,782)
BNP	EUR	85,294	HUF	30,528,190	08/27/26	(2,063)
BNP	EUR	150,406	USD	171,660	08/27/26	(1,939)
BNP	GBP	288,311	AUD	554,621	08/27/26	1,538
BNP	GBP	17,428,436	USD	23,279,342	08/27/26	(209,328)
BNP	PLN	740,589	EUR	169,999	08/27/26	(2,026)
BNP	USD	770,119	AUD	1,105,839	08/27/26	7,688
BNP	USD	192,865	EUR	169,176	08/27/26	2,398
BNP	USD	193,781	JPY	31,262,423	08/27/26	3,057
BNP	USD	1,702,733	SEK	16,467,377	08/27/26	28,724
CITI	AUD	561,957	CAD	549,825	08/27/26	(2,663)
CITI	AUD	552,920	CHF	312,980	08/27/26	(801)
CITI	AUD	550,111	NZD	662,455	08/27/26	3,572
CITI	CHF	156,807	JPY	31,435,336	08/27/26	3,482
CITI	CHF	315,012	SEK	3,726,653	08/27/26	1,216
CITI	CHF	156,738	USD	194,152	08/27/26	(207)
CITI	CNH	1,204,009	USD	178,356	08/27/26	(233)
CITI	JPY	31,430,738	AUD	276,110	08/27/26	(3,692)
CITI	NOK	3,718,177	CHF	313,701	08/27/26	(3,189)
CITI	NOK	3,724,740	EUR	338,351	08/27/26	(2,354)
CITI	NZD	664,276	AUD	555,289	08/27/26	(1,004)
CITI	NZD	333,345	CHF	157,269	08/27/26	(1,481)
CITI	PLN	1,471,289	USD	386,321	08/27/26	(7,510)
CITI	USD	1,844,217	CAD	2,597,231	08/27/26	10,311
CITI	USD	4,039,109	NZD	6,963,277	08/27/26	65,568
CITI	USD	2,023,846	TRY	98,434,686	08/27/26	7,487
GSI	CHF	627,750	USD	768,398	08/27/26	(10,027)
GSI	EUR	169,647	CAD	273,051	08/27/26	(837)
GSI	GBP	289,733	USD	387,621	08/27/26	(2,859)
GSI	ILS	1,184,631	USD	392,394	08/27/26	4,541
GSI	JPY	30,435,949	USD	191,998	08/27/26	364
GSI	JPY	31,410,407	USD	192,600	08/27/26	(5,170)
GSI	SGD	1,845,534	USD	1,431,502	08/27/26	(9,909)
GSI	USD	193,970	AUD	277,197	08/27/26	1,000
GSI	USD	12,564,501	CNH	84,947,043	08/27/26	35,616
GSI	USD	193,079	JPY	30,716,657	08/27/26	323
GSI	USD	427,756	MXN	7,467,818	08/27/26	2,587

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
HSBC	AUD	105,552	USD	73,773	08/27/26	$(469)
HSBC	CAD	44,587	USD	31,515	08/27/26	(322)
HSBC	EUR	1,455,444	USD	1,661,809	08/27/26	(18,066)
HSBC	GBP	175,126	USD	235,666	08/27/26	(354)
HSBC	HUF	212,291,366	USD	669,591	08/27/26	(656)
HSBC	JPY	26,420,661	USD	164,797	08/27/26	(1,557)
HSBC	USD	13,282	CNH	89,762	08/27/26	33
HSBC	USD	736,438	CZK	15,687,251	08/27/26	10,604
HSBC	USD	2,545,056	GBP	1,892,575	08/27/26	5,607
HSBC	USD	941,765	NOK	9,189,180	08/27/26	27,493
HSBC	USD	175,120	THB	5,862,001	08/27/26	744
HSBC	USD	366,920	ZAR	6,066,850	08/27/26	(358)
MSCI	CAD	55,930	USD	39,780	08/27/26	(156)
MSCI	EUR	271,548	USD	311,033	08/27/26	(2,388)
MSCI	GBP	6,473	USD	8,610	08/27/26	(114)
MSCI	JPY	2,396,484	USD	14,759	08/27/26	(330)
MSCI	NZD	272,887	USD	160,309	08/27/26	(551)
MSCI	USD	404,103	DKK	2,646,152	08/27/26	4,617
MSCI	USD	9,430,251	JPY	1,525,966,018	08/27/26	177,705
MSCI	USD	61,182	ZAR	1,025,800	08/27/26	797
MSCI	USD	789,980	TRY	39,813,011	09/28/26	9,960
SCB	CAD	44,973	USD	31,774	08/27/26	(338)
SCB	EUR	175,620	USD	201,129	08/27/26	(1,572)
SCB	GBP	26,864	USD	35,931	08/27/26	(274)
SCB	HUF	30,745,104	EUR	84,950	08/27/26	981
SCB	USD	38,735	CAD	54,603	08/27/26	254
SCB	USD	79,456	EUR	69,883	08/27/26	1,203
Net unrealized appreciation (depreciation)						$123,122

PACE Global Fixed Income Investments

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$6,913,915	$—	$6,913,915
Corporate bonds	—	57,190,157	—	57,190,157
Mortgage-backed securities	—	3,593,306	—	3,593,306
Non-U.S. government agency obligations	—	61,171,539	—	61,171,539
U.S. government agency obligations	—	19,611,379	—	19,611,379
U.S. Treasury obligations	—	6,625,260	—	6,625,260
Short-term investments	3,519,772	—	—	3,519,772
Investment of cash collateral from securities loaned	203,355	—	—	203,355
Futures contracts	299,942	—	—	299,942
Forward foreign currency contracts	—	438,817	—	438,817
Total	$4,023,069	$155,544,373	$—	$159,567,442
Liabilities
Futures contracts	$(604,329)	$—	$—	$(604,329)
Forward foreign currency contracts	—	(315,695)	—	(315,695)
Total	$(604,329)	$(315,695)	$—	$(920,024)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $24,102,708, represented 15.6% of the Portfolio's net assets at period end.

2  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security, or portion thereof, was on loan at period end.

5  Perpetual investment. Date shown reflects the next call date.

6  Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.

7  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—94.6%
Advertising—0.5%
Clear Channel Outdoor Holdings, Inc. 7.875%, due 04/01/30[1,2]		$100,000	$103,852
Lamar Media Corp. 5.375%, due 11/01/33[1]		100,000	97,176
Neptune Bidco U.S., Inc. 9.290%, due 04/15/29[1]		275,000	280,182
9.500%, due 02/15/33[1]		75,000	76,401
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.250%, due 01/15/29[1]		50,000	48,576
4.625%, due 03/15/30[1]		175,000	169,015
6.000%, due 06/15/34[1]		25,000	24,688
			799,890
Aerospace & defense—1.3%
ATI, Inc. 4.875%, due 10/01/29		25,000	24,597
5.125%, due 10/01/31		100,000	97,644
7.250%, due 08/15/30		50,000	51,553
Boeing Co. 6.528%, due 05/01/34		75,000	80,321
Bombardier, Inc. 7.250%, due 07/01/31[1]		50,000	52,078
Czechoslovak Group AS 5.250%, due 01/10/31[3]	EUR	250,000	292,612
Evander Gold Mines Ltd. 10.000%, due 04/19/28[4,5,6]		$122,829	0
Goat Holdco LLC 6.750%, due 02/01/32[1]		50,000	50,802
TransDigm, Inc. 6.125%, due 07/31/34[1]		200,000	197,754
6.250%, due 01/31/34[1]		50,000	50,491
6.375%, due 03/01/29[1]		50,000	50,602
6.375%, due 05/31/33[1]		575,000	574,854
6.625%, due 03/01/32[1]		75,000	76,255
6.750%, due 08/15/28[1]		250,000	251,565
6.750%, due 01/31/34[1]		75,000	76,220
7.125%, due 12/01/31[1]		100,000	103,144
			2,030,492
Agriculture—0.2%
Darling Ingredients, Inc. 5.250%, due 04/15/27[1]		25,000	24,996
6.000%, due 06/15/30[1]		75,000	75,336
MHP Lux SA 10.500%, due 07/28/29[1]		200,000	207,750
			308,082
Airlines—1.1%
Alaska Airlines, Inc. 6.500%, due 06/01/31[1]		50,000	49,677
American Airlines, Inc. 7.250%, due 02/15/28[1]		100,000	100,836
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750%, due 04/20/29[1]		275,000	273,488
	Face amount		Value
Corporate bonds—(continued)
Airlines—(continued)
Avianca Midco 2 PLC 9.500%, due 01/28/31[1]		$300,000	$281,394
Azul Secured Finance LLP 9.875%, due 02/15/31[3]		200,000	184,516
Gol Finance, Inc. 14.375%, due 06/06/30[1]		200,000	193,836
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[1]		25,000	21,754
Latam Airlines Group SA 7.875%, due 04/15/30[1]		75,000	76,687
OneSky Flight LLC 8.875%, due 12/15/29[1]		75,000	78,850
Transportes Aereos Portugueses SA 5.125%, due 11/15/29[1]	EUR	100,000	117,016
United Airlines Holdings, Inc. 5.375%, due 03/01/31		$150,000	148,035
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, due 02/01/30[1]		100,000	94,359
8.750%, due 01/15/32[1]		25,000	24,569
9.500%, due 06/01/28[1]		50,000	50,775
			1,695,792
Apparel—0.6%
Beach Acquisition Bidco LLC 5.250%, due 07/15/32[3]	EUR	200,000	231,946
10.000% Cash or 10.750% PIK, 10.000%, due 07/15/33[1,7]		$210,809	226,305
Birkenstock Group BV & Co. KG 4.500%, due 06/15/33[1]	EUR	100,000	115,414
Crocs, Inc. 4.125%, due 08/15/31[1]		$125,000	114,894
4.250%, due 03/15/29[1]		25,000	24,047
CT Investment GmbH 6.375%, due 04/15/30[1]	EUR	100,000	118,351
6.375%, due 04/15/30[3]		$100,000	118,351
			949,308
Auto manufacturers—0.6%
Allison Transmission, Inc. 3.750%, due 01/30/31[1]		50,000	46,374
4.750%, due 10/01/27[1]		75,000	74,639
5.875%, due 12/01/33[1]		50,000	49,266
JB Poindexter & Co., Inc. 8.750%, due 12/15/31[1]		125,000	128,795
Nissan Motor Acceptance Co. LLC 5.625%, due 09/29/28[1]		75,000	74,554
6.125%, due 09/30/30[1]		100,000	97,661
Nissan Motor Co. Ltd. 6.375%, due 07/17/33[1]	EUR	100,000	117,900
6.375%, due 07/17/33[3]		$100,000	117,901
Uzauto Motors AJ 7.375%, due 11/19/30[1]		200,000	202,596
			909,686

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Auto parts & equipment—1.8%
Adient Global Holdings Ltd. 7.500%, due 02/15/33[1]		$50,000	$51,602
American Axle & Manufacturing, Inc. 5.000%, due 10/01/29		125,000	120,776
6.375%, due 10/15/32[1]		50,000	49,733
7.750%, due 10/15/33[1]		50,000	49,236
Clarios Global LP/Clarios U.S. Finance Co. 4.750%, due 06/15/31[1]	EUR	100,000	115,528
4.750%, due 06/15/31[3]		$100,000	115,528
6.750%, due 02/15/30[1]		50,000	51,270
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.125%, due 04/15/31[1]		25,000	24,778
Dexko Global, Inc. 7.500%, due 04/15/32[1]		180,250	150,080
Forvia SE 5.375%, due 03/15/31[1]	EUR	200,000	234,352
Goodyear Tire & Rubber Co. 5.250%, due 07/15/31		$250,000	222,061
5.625%, due 04/30/33		50,000	43,678
8.875%, due 07/15/32		50,000	51,318
IHO Verwaltungs GmbH 7.000% Cash or 7.750% PIK, 7.000%, due 11/15/31[3,7]	EUR	175,000	215,425
Mahle GmbH 2.375%, due 05/14/28[3]		$100,000	112,872
7.125%, due 07/15/32[3]		100,000	121,060
Opmobility 4.296%, due 02/05/31[3]		100,000	116,024
Phinia, Inc. 6.625%, due 10/15/32[1]		50,000	50,497
Tenneco, Inc. 8.000%, due 11/17/28[1]		200,000	200,502
TMD Friction Group GmbH 8.250%, due 05/15/31[1]	EUR	100,000	120,968
Valeo SE 4.625%, due 03/23/32[3]		$100,000	115,001
ZF Europe Finance BV 2.500%, due 10/23/27[3]		100,000	113,821
3.000%, due 10/23/29[3]		200,000	221,566
ZF North America Capital, Inc. 7.500%, due 03/24/31[1]		150,000	151,046
			2,818,722
Banks—1.3%
Akbank TAS (fixed, converts to FRN on 12/08/31), 8.250%, due 12/08/36[1,6]		300,000	299,417
Banco Bradesco SA 5.375%, due 01/20/31[3]		200,000	195,800
Banco do Brasil SA 5.625%, due 10/23/31[3]		200,000	195,749
Freedom Mortgage Corp. 6.625%, due 01/15/27[1]		250,000	250,125
12.250%, due 10/01/30[1]		25,000	26,783
	Face amount		Value
Corporate bonds—(continued)
Banks—(continued)
Turkiye Garanti Bankasi AS (fixed, converts to FRN on 04/15/31), 7.625%, due 04/15/36[1,6]		$250,000	$245,930
Turkiye Is Bankasi AS (fixed, converts to FRN on 02/05/32), 7.575%, due 02/05/37[1,6]		300,000	292,875
Turkiye Vakiflar Bankasi TAO 7.250%, due 07/31/30[1]		200,000	199,658
Walker & Dunlop, Inc. 6.625%, due 04/01/33[1]		50,000	50,069
Yapi ve Kredi Bankasi AS (fixed, converts to FRN on 06/11/31), 7.550%, due 06/11/36[1,6]		200,000	195,312
			1,951,718
Beverages—0.4%
Primo Water Holdings, Inc. 3.875%, due 10/31/28[3]	EUR	94,000	108,189
Primo Water Holdings, Inc./ Triton Water Holdings, Inc. 3.875%, due 10/31/28[1]		$231,000	265,869
4.375%, due 04/30/29[1]		150,000	145,324
6.250%, due 04/01/29[1]		100,000	100,322
			619,704
Biotechnology—0.1%
Genmab AS/Genmab Finance LLC 7.250%, due 12/15/33[1]		200,000	206,221
Building materials—2.1%
Builders FirstSource, Inc. 4.250%, due 02/01/32[1]		300,000	272,996
5.000%, due 03/01/30[1]		100,000	96,912
6.375%, due 06/15/32[1]		225,000	223,677
6.375%, due 03/01/34[1]		250,000	245,311
6.750%, due 05/15/35[1]		125,000	123,757
Camelot Return Merger Sub, Inc. 8.750%, due 08/01/28[1]		50,000	25,706
Cornerstone Building Brands, Inc. 9.500%, due 08/15/29[1]		25,000	12,840
CP Atlas Buyer, Inc. 9.750%, due 07/15/30[1]		25,000	22,515
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.375%, due 12/15/30[1]	EUR	125,000	148,349
6.625%, due 12/15/30[1]		$125,000	127,050
Griffon Corp. 5.750%, due 03/01/28		150,000	149,991
JELD-WEN, Inc. 4.875%, due 12/15/27[1]		25,000	20,120
JH North America Holdings, Inc. 5.875%, due 01/31/31[1]		75,000	74,838
6.125%, due 07/31/32[1]		50,000	50,039
Knife River Corp. 7.750%, due 05/01/31[1]		50,000	51,576

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Building materials—(continued)
Miter Brands Acquisition Holdco, Inc./ MIWD Borrower LLC 6.750%, due 04/01/32[1]		$25,000	$24,615
MIWD Holdco II LLC/MIWD Finance Corp. 5.500%, due 02/01/30[1]		25,000	23,136
New Enterprise Stone & Lime Co., Inc. 5.250%, due 07/15/28[1]		75,000	74,535
9.750%, due 07/15/28[1]		100,000	100,275
Quikrete Holdings, Inc. 6.375%, due 03/01/32[1]		200,000	202,441
6.750%, due 03/01/33[1]		75,000	75,992
Sisecam U.K. PLC 8.625%, due 05/02/32[1]		200,000	202,122
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[1]		225,000	224,681
8.875%, due 11/15/31[1]		25,000	26,177
Standard Building Solutions, Inc. 5.875%, due 03/15/34[1]		175,000	168,027
6.250%, due 08/01/33[1]		100,000	98,907
6.500%, due 08/15/32[1]		125,000	125,239
Standard Industries, Inc. 4.375%, due 07/15/30[1]		175,000	165,215
Wilsonart LLC 11.000%, due 08/15/32[1]		50,000	38,481
			3,195,520
Chemicals—3.6%
Ashland Services BV 2.000%, due 01/30/28[3]	EUR	125,000	140,640
Ashland, Inc. 3.375%, due 09/01/31[1]		$25,000	22,748
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2 6.500%, due 06/15/33[1]	EUR	200,000	231,987
Braskem Netherlands Finance BV 5.875%, due 01/31/50[3]		$500,000	220,200
8.500%, due 01/12/31[3]		200,000	113,350
Celanese U.S. Holdings LLC 5.000%, due 04/15/31	EUR	200,000	232,451
7.000%, due 02/15/31		$50,000	51,265
7.330%, due 07/15/29		50,000	51,977
7.375%, due 02/15/34		50,000	51,432
7.379%, due 07/15/32		225,000	235,420
7.550%, due 11/15/30		50,000	52,633
7.700%, due 11/15/33		300,000	317,562
Chemours Co. 4.625%, due 11/15/29[1]		50,000	47,184
5.750%, due 11/15/28[1]		133,000	132,340
7.875%, due 03/15/34[1]		125,000	121,637
8.000%, due 01/15/33[1]		125,000	123,038
Consolidated Energy Finance SA 5.000%, due 10/15/28[1]	EUR	100,000	111,490
FIS Fabbrica Italiana Sintetici SpA 5.250%, due 02/05/31[3]		$125,000	145,096
	Face amount		Value
Corporate bonds—(continued)
Chemicals—(continued)
FMC Corp. 3.450%, due 10/01/29		$75,000	$68,923
5.650%, due 05/18/33		75,000	66,997
6.375%, due 05/18/53		50,000	38,920
8.000%, due 06/01/31[1]		25,000	25,851
(fixed, converts to FRN on 11/01/30), 8.450%, due 11/01/55[6]		25,000	18,804
INEOS Finance PLC 7.250%, due 03/31/31[3]	EUR	200,000	216,533
7.875%, due 11/15/31[1]		$100,000	109,823
INEOS Quattro Finance 2 PLC 8.500%, due 03/15/29[3]		200,000	198,062
Innophos Holdings, Inc. 11.500%, due 06/15/29[1]		103,125	96,938
Mativ Holdings, Inc. 8.000%, due 10/01/29[1]		50,000	49,503
Methanex Corp. 5.125%, due 10/15/27		75,000	75,108
NOVA Chemicals Corp. 4.250%, due 05/15/29[1]		50,000	48,636
5.250%, due 06/01/27[1]		50,000	50,028
8.500%, due 11/15/28[1]		125,000	128,875
9.000%, due 02/15/30[1]		100,000	104,760
OCP SA (fixed, converts to FRN on 07/22/36), 7.368%, due 04/22/36[1,6,8]		200,000	195,812
Olin Corp. 5.625%, due 08/01/29		125,000	123,644
6.625%, due 04/01/33[1]		25,000	24,465
Olympus Water U.S. Holding Corp. 6.125%, due 02/15/33[3]	EUR	100,000	115,043
6.250%, due 10/01/29[1]		$200,000	197,477
Orbia Advance Corp. SAB de CV 5.875%, due 09/17/44[3]		225,000	179,888
Qnity Electronics, Inc. 5.750%, due 08/15/32[1]		75,000	74,467
6.250%, due 08/15/33[1]		50,000	50,233
Sasol Financing USA LLC 5.500%, due 03/18/31		200,000	186,264
SCIH Salt Holdings, Inc. 4.875%, due 05/01/28[1]		25,000	24,999
6.625%, due 05/01/29[1]		150,000	150,000
SCIL IV LLC/SCIL USA Holdings LLC 9.500%, due 07/15/28[1]	EUR	150,000	178,280
Solstice Advanced Materials, Inc. 5.625%, due 09/30/33[1]		$25,000	24,446
Synthomer PLC 7.375%, due 05/02/29[3]	EUR	125,000	118,378
Trinseo Luxco Finance SPV SARL/ Trinseo NA Finance SPV LLC[9] 5.125% Cash and 2.500% PIK, 7.625%, due 05/03/29[1,7]		$209,532	21
Tronox, Inc. 4.625%, due 03/15/29[1]		125,000	76,801

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Chemicals—(continued)
WR Grace Holdings LLC 5.625%, due 08/15/29[1]		$150,000	$137,717
6.625%, due 08/15/32[1]		25,000	23,800
7.000%, due 08/01/33[1]		25,000	23,946
7.375%, due 03/01/31[1]		25,000	24,788
			5,630,680
Coal—0.0%†
Cloud Peak Energy Resources LLC/ Cloud Peak Energy Finance Corp. 0.000%, due 03/15/24[2,4,5,9,10]		550,000	4,125
Commercial services—4.2%
ADT Security Corp. 4.125%, due 08/01/29[1]		25,000	23,947
4.875%, due 07/15/32[1]		150,000	140,336
5.875%, due 10/15/33[1]		100,000	96,962
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, due 05/21/30[3]	EUR	200,000	236,941
Allied Universal Holdco LLC 7.875%, due 02/15/31[1]		$25,000	25,956
Allied Universal Holdco LLC/ Allied Universal Finance Corp. 6.000%, due 06/01/29[1]		400,000	396,479
Allied Universal Holdco LLC/ Allied Universal Finance Corp./ Atlas Luxco 4 SARL 3.625%, due 06/01/28[1]	EUR	100,000	114,785
4.625%, due 06/01/28[1]		$200,000	196,692
Alta Equipment Group, Inc. 9.000%, due 06/01/29[1]		75,000	71,545
AMN Healthcare, Inc. 4.000%, due 04/15/29[1]		125,000	120,100
6.500%, due 01/15/31[1]		50,000	50,002
APCOA GmbH 3 mo. EURIBOR + 3.250%, 5.681%, due 04/15/31[1,6]	EUR	100,000	115,122
3 mo. EURIBOR + 3.250%, 5.681%, due 04/15/31[3,6]		$100,000	115,122
APi Group DE, Inc. 4.125%, due 07/15/29[1]		175,000	167,981
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. 5.375%, due 03/01/29[1]		150,000	146,033
5.750%, due 07/15/27[1]		12,000	11,996
8.000%, due 02/15/31[1]		25,000	24,962
8.375%, due 06/15/32[1]		125,000	124,403
Belron U.K. Finance PLC 4.625%, due 10/15/29[1]	EUR	200,000	234,417
Block, Inc. 5.625%, due 08/15/30[1]		$75,000	74,616
6.000%, due 08/15/33[1]		50,000	49,584
6.500%, due 05/15/32		25,000	25,258
Boels Topholding BV 5.750%, due 05/15/30[1]	EUR	100,000	117,427
Brink's Co. 6.500%, due 06/15/29[1]		$75,000	76,356
6.750%, due 06/15/32[1]		100,000	101,834
	Face amount		Value
Corporate bonds—(continued)
Commercial services—(continued)
Carriage Services, Inc. 4.250%, due 05/15/29[1]		$75,000	$71,102
Carrix, Inc. 6.125%, due 08/01/33[1]		50,000	49,769
CompoSecure Holdings LLC 5.625%, due 02/01/33[1]		75,000	72,091
EC Finance PLC 3.250%, due 10/15/26[3]	EUR	125,000	143,464
EquipmentShare.com, Inc. 8.000%, due 03/15/33[1]		$125,000	125,946
8.625%, due 05/15/32[1]		100,000	102,273
9.000%, due 05/15/28[1]		25,000	25,381
Garda World Security Corp. 6.500%, due 01/15/31[1]		25,000	25,275
GEO Group, Inc. 8.625%, due 04/15/29		25,000	26,062
10.250%, due 04/15/31		50,000	53,920
Herc Holdings, Inc. 5.750%, due 03/15/31[1]		25,000	24,752
6.000%, due 03/15/34[1]		50,000	49,022
6.625%, due 06/15/29[1]		50,000	50,897
Hertz Corp. 0.000%, due 01/15/28[1,2,5,10]		50,000	5
5.000%, due 12/01/29[1]		25,000	6,813
12.625%, due 07/15/29[1]		75,000	48,916
Kapla Holding SAS 5.000%, due 04/30/31[3]	EUR	100,000	115,575
Loxam SAS 4.250%, due 02/15/31[1]		$100,000	114,054
5.000%, due 01/22/33[1]		100,000	114,881
6.375%, due 05/31/29[1]		90,000	106,609
Mundys SpA 4.500%, due 01/24/30[3]		100,000	117,398
NESCO Holdings II, Inc. 5.500%, due 04/15/29[1]		125,000	124,109
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.000%, due 06/15/29[1]		25,000	21,776
Q-Park Holding I BV 4.250%, due 09/01/30[1]	EUR	100,000	115,856
5.125%, due 02/15/30[1]		$100,000	117,160
Rekeep SpA 9.000%, due 09/15/29[1]		100,000	89,162
9.000%, due 09/15/29[3]		100,000	89,162
RR Donnelley & Sons Co. 9.500%, due 08/01/29[1]		75,000	77,733
10.875%, due 08/01/29[1]		75,000	76,467
11.000%, due 06/01/31[1]		100,000	95,057
RRD Parent, Inc. 13.000%, due 02/04/30[1,8]		50,000	54,000
Service Corp. International 4.000%, due 05/15/31		225,000	210,362
5.750%, due 10/15/32		100,000	99,182
Shift4 Payments LLC/ Shift4 Payments Finance Sub, Inc. 5.500%, due 05/15/33[1]	EUR	100,000	113,015

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Commercial services—(continued)
Synergy Infrastructure Holdings LLC 7.000%, due 07/15/34[1]		$25,000	$25,220
7.875%, due 12/01/30[1]		25,000	26,078
Techem Verwaltungsgesellschaft 675 GmbH 4.625%, due 07/15/32[1]	EUR	150,000	172,379
4.625%, due 07/15/32[3]		$125,000	143,649
United Rentals North America, Inc. 3.750%, due 01/15/32		75,000	68,482
3.875%, due 02/15/31		50,000	46,738
4.000%, due 07/15/30		225,000	213,660
5.375%, due 11/15/33[1]		50,000	48,685
6.125%, due 03/15/34[1]		25,000	25,292
WEX, Inc. 6.500%, due 03/15/33[1]		75,000	74,521
Williams Scotsman, Inc. 4.625%, due 08/15/28[1]		75,000	74,084
6.625%, due 06/15/29[1]		50,000	50,845
6.625%, due 04/15/30[1]		25,000	25,562
			6,581,297
Computers—0.6%
Amentum Holdings, Inc. 7.250%, due 08/01/32[1]		75,000	77,054
CACI International, Inc. 6.375%, due 06/15/33[1]		50,000	50,387
Diebold Nixdorf, Inc. 7.750%, due 03/31/30[1]		75,000	77,859
Everforth, Inc. 4.625%, due 05/15/28[1]		25,000	23,864
McAfee Corp. 7.375%, due 02/15/30[1]		100,000	84,788
NCR Atleos Corp. 9.500%, due 04/01/29[1]		75,000	79,541
NCR Voyix Corp. 5.125%, due 04/15/29[1]		88,000	85,327
Seagate Data Storage Technology Pte. Ltd. 4.091%, due 06/01/29		50,000	48,532
4.125%, due 01/15/31		80,000	75,700
5.875%, due 07/15/30		50,000	50,750
9.625%, due 12/01/32		224,000	245,560
			899,362
Cosmetics/personal care—0.3%
Opal Bidco SAS 5.500%, due 03/31/32[3]	EUR	100,000	117,796
P&L Development LLC/PLD Finance Corp. 9.000% Cash and 3.500% PIK, 12.000%, due 05/15/29[1,7]		$104,438	97,344
Perrigo Finance Unlimited Co. 5.375%, due 09/30/32	EUR	100,000	111,972
6.125%, due 09/30/32		$50,000	47,504
Prestige Brands, Inc. 3.750%, due 04/01/31[1]		25,000	22,922
6.250%, due 07/15/34[1]		50,000	50,141
			447,679
	Face amount		Value
Corporate bonds—(continued)
Distribution & wholesale—0.1%
Azelis Finance NV 4.125%, due 03/10/31[3]	EUR	100,000	$114,322
Core & Main LP 6.000%, due 07/01/34[1]		$50,000	49,720
RB Global Holdings, Inc. 7.750%, due 03/15/31[1]		25,000	25,799
			189,841
Diversified financial services—5.2%
Aareal Bank AG (fixed, converts to FRN on 12/12/29), 5.625%, due 12/12/34[3,6]	EUR	100,000	118,983
Ally Financial, Inc. 6.700%, due 02/14/33		$50,000	50,966
Series D, (fixed, converts to FRN on 08/15/31), 7.100%, due 08/15/31[6,8]		50,000	50,284
Azorra Finance Ltd. 6.250%, due 02/15/34[1]		50,000	49,001
7.250%, due 01/15/31[1]		75,000	77,245
7.750%, due 04/15/30[1]		88,000	91,061
Bread Financial Holdings, Inc. (fixed, converts to FRN on 06/15/30), 8.375%, due 06/15/35[1,6]		25,000	25,877
Champions Financing, Inc. 8.750%, due 02/15/29[1]		25,000	24,738
Coinbase Global, Inc. 3.375%, due 10/01/28[1]		300,000	284,746
3.625%, due 10/01/31[1]		275,000	237,819
Credito Real SAB de CV SOFOM ER 0.000%, due 02/01/27[2,10]	EUR	275,000	17,844
CrossCountry Intermediate HoldCo LLC 6.500%, due 10/01/30[1]		$75,000	72,530
6.750%, due 12/01/32[1]		75,000	71,567
doValue SpA 5.375%, due 11/15/31[1]	EUR	100,000	116,286
Figure Technology Solutions, Inc. 8.500%, due 07/31/31[1]		$125,000	123,031
Freedom Mortgage Holdings LLC 7.875%, due 04/01/33[1]		50,000	48,221
9.250%, due 02/01/29[1]		50,000	51,386
GGAM Finance Ltd. 5.875%, due 03/15/30[1]		75,000	74,621
6.875%, due 04/15/29[1]		25,000	25,406
goeasy Ltd. 6.875%, due 05/15/30[1]		25,000	22,612
6.875%, due 02/15/31[1]		50,000	44,719
7.625%, due 07/01/29[1]		75,000	71,211
9.250%, due 12/01/28[1]		50,000	49,410
Hightower Holding LLC 9.125%, due 01/31/30[1]		25,000	25,907
Intrum Investments & Financing AB 7.000%, due 07/15/31[1]	EUR	200,000	230,983
7.750%, due 09/11/27		$125,000	145,625
Series 1, 7.750%, due 09/11/28[3]		136,561	156,512
8.500%, due 09/11/30[3]		73,873	80,892

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Iqera Group SAS 3 mo. EURIBOR + 4.500%, 6.783%, due 04/30/30[1,2,7]		$56,489	$34,320
Jane Street Group/JSG Finance, Inc. 4.500%, due 11/15/29[1]		75,000	72,767
6.125%, due 11/01/32[1]		25,000	24,875
6.750%, due 05/01/33[1]		125,000	127,390
Jefferson Capital Holdings LLC 6.000%, due 08/15/26[1]		100,000	99,795
8.250%, due 05/15/30[1]		150,000	156,629
9.500%, due 02/15/29[1]		25,000	26,063
Jerrold Finco PLC 7.875%, due 04/15/30[1]	GBP	100,000	136,690
8.500%, due 07/15/32[1]		$100,000	135,262
Kane Bidco Ltd. 7.750%, due 07/15/31[3]		100,000	135,902
LFS Topco LLC 8.750%, due 07/15/30[1]		150,000	149,678
Midcap Financial Issuer Trust 6.500%, due 05/01/28[1]		200,000	199,868
Muangthai Capital PCL 7.550%, due 07/21/30[1]		250,000	252,405
Muthoot Finance Ltd. 6.375%, due 03/02/30[1]		200,000	197,960
Navient Corp. 5.500%, due 03/15/29		50,000	47,889
Series A, 5.625%, due 08/01/33		100,000	82,501
9.375%, due 10/15/31		25,000	24,974
11.500%, due 03/15/31		50,000	52,797
OneMain Finance Corp. 3.875%, due 09/15/28		25,000	24,158
4.000%, due 09/15/30		75,000	68,764
5.375%, due 11/15/29		25,000	24,432
6.125%, due 05/15/30		100,000	99,399
6.500%, due 03/15/33		25,000	24,406
6.625%, due 01/15/28		50,000	50,479
6.750%, due 03/15/32		325,000	323,425
6.750%, due 09/15/33		125,000	122,985
7.125%, due 11/15/31		75,000	76,004
7.125%, due 09/15/32		50,000	50,524
7.500%, due 05/15/31		100,000	102,500
7.875%, due 03/15/30		150,000	155,278
Oxford Finance LLC/ Oxford Finance Co-Issuer II, Inc. 7.750%, due 05/15/31[1]		25,000	24,717
PennyMac Financial Services, Inc. 4.250%, due 02/15/29[1]		175,000	165,845
5.750%, due 09/15/31[1]		75,000	69,520
6.750%, due 02/15/34[1]		100,000	92,753
6.875%, due 05/15/32[1]		50,000	47,795
6.875%, due 02/15/33[1]		125,000	118,606
7.875%, due 12/15/29[1]		100,000	102,673
PHH Escrow Issuer LLC/PHH Corp. 9.875%, due 11/01/29[1]		100,000	99,081
	Face amount		Value
Corporate bonds—(continued)
Diversified financial services—(continued)
Phoenix Aviation Capital Ltd. 9.250%, due 07/15/30[1]		$25,000	$25,883
PRA Group, Inc. 8.375%, due 02/01/28[1]		100,000	101,281
8.875%, due 01/31/30[1]		25,000	25,741
Rfna LP 7.875%, due 02/15/30[1]		200,000	199,930
Rocket Cos., Inc. 6.375%, due 08/01/33[1]		275,000	276,634
6.500%, due 08/01/29[1]		25,000	25,328
6.500%, due 06/15/34[1]		50,000	50,395
7.125%, due 02/01/32[1]		100,000	102,495
Rocket Mortgage LLC/ Rocket Mortgage Co-Issuer, Inc. 3.875%, due 03/01/31[1]		25,000	23,160
4.000%, due 10/15/33[1]		250,000	220,791
Sammaan Capital Ltd. 7.500%, due 10/16/30[1]		200,000	201,308
SLM Corp. (fixed, converts to FRN on 05/15/31), 6.495%, due 05/15/32[6]		50,000	49,821
Stonebriar ABF Issuer LLC 8.125%, due 12/15/30[1]		100,000	104,117
Synchrony Financial 7.250%, due 02/02/33		75,000	77,083
Titanium 2l Bondco SARL 6.250%, due 01/14/31[7]	EUR	140,800	22,365
TrueNoord Capital DAC 8.750%, due 03/01/30[1]		$75,000	77,723
Velocity Commercial Capital LLC 9.375%, due 02/15/31[1]		25,000	25,731
WS Escrow LLC 7.750%, due 06/01/33[1]		75,000	77,599
X3G Mergeco SpA 7.000%, due 05/15/30[1]	EUR	100,000	103,425
			8,031,402
Electric—5.0%
AES Corp. (fixed, converts to FRN on 07/15/30), 6.950%, due 07/15/55[6]		$25,000	24,551
(fixed, converts to FRN on 01/15/30), 7.600%, due 01/15/55[6]		100,000	101,665
AES Espana BV 7.750%, due 08/03/33[1,11]		200,000	200,876
Alpha Generation LLC 6.250%, due 01/15/34[1]		75,000	73,290
6.750%, due 10/15/32[1]		100,000	100,872
American Electric Power Co., Inc. (fixed, converts to FRN on 12/15/34), 6.950%, due 12/15/54[6]		50,000	52,574
(fixed, converts to FRN on 12/15/29), 7.050%, due 12/15/54[6]		75,000	77,452
Aydem Yenilenebilir Enerji AS 9.875%, due 09/30/30[1]		200,000	197,782
California Buyer Ltd./ Atlantica Sustainable Infrastructure PLC 5.625%, due 02/15/32[3]	EUR	100,000	116,766

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Electric—(continued)
Clearway Energy Operating LLC 5.750%, due 01/15/34[1]		$50,000	$48,213
Constellation Energy Generation LLC 5.000%, due 02/01/31		150,000	149,114
Continuum Energy Aura Pte. Ltd. 9.500%, due 02/24/27[3]		400,000	401,000
ContourGlobal Power Holdings SA 4.375%, due 07/31/31[1]	EUR	400,000	448,012
5.000%, due 02/28/30[1]		$100,000	116,234
COX Asset Mexico SA de CV 7.750%, due 05/08/36[3]		200,000	200,011
Eastern European Electric Co. BV 6.500%, due 05/15/30[3]	EUR	100,000	119,351
Edison International (fixed, converts to FRN on 06/15/29), 7.875%, due 06/15/54[6]		$25,000	25,799
(fixed, converts to FRN on 06/15/28), 8.125%, due 06/15/53[6]		50,000	51,155
EDP SA (fixed, converts to FRN on 05/29/30), 4.750%, due 05/29/54[3,6]	EUR	100,000	116,335
Electricite de France SA (fixed, converts to FRN on 09/17/32), 5.625%, due 06/17/32[3,6,8]		$400,000	472,381
Energia Group Roi Financeco DAC 6.875%, due 07/31/28[1]		250,000	293,144
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499%, due 06/30/32[1]		300,000	311,178
Hawaiian Electric Co., Inc. 6.000%, due 10/01/33[1]		25,000	24,525
Long Ridge Energy LLC 8.750%, due 02/15/32[1]		25,000	25,881
Neoen Finco PLC 5.500%, due 06/15/31[1]	EUR	200,000	234,952
NRG Energy, Inc. 3.625%, due 02/15/31[1]		$50,000	46,071
5.250%, due 06/15/29[1]		150,000	148,577
5.750%, due 01/15/28		25,000	25,011
5.750%, due 07/15/29[1]		200,000	199,885
5.750%, due 01/15/34[1]		200,000	194,781
5.875%, due 05/15/34[1]		75,000	73,628
6.000%, due 02/01/33[1]		150,000	149,549
6.000%, due 01/15/36[1]		325,000	317,972
6.125%, due 05/15/36[1]		50,000	49,355
6.250%, due 11/01/34[1]		100,000	99,736
(fixed, converts to FRN on 03/15/28), 10.250%, due 03/15/28[1,6,8]		125,000	133,504
Pampa Energia SA 7.750%, due 11/14/37[1]		250,000	253,569
PG&E Corp. 5.000%, due 07/01/28		150,000	148,584
(fixed, converts to FRN on 09/15/31), 6.850%, due 09/15/56[6]		25,000	24,739
(fixed, converts to FRN on 03/15/30), 7.375%, due 03/15/55[6]		175,000	177,698
	Face amount		Value
Corporate bonds—(continued)
Electric—(continued)
Public Power Corp. SA 4.625%, due 10/31/31[3]	EUR	100,000	$116,411
Saavi Energia SARL 8.875%, due 02/10/35[1]		$200,000	216,820
Talen Energy Supply LLC 6.125%, due 05/01/31[1]		125,000	124,255
6.250%, due 02/01/34[1]		175,000	171,642
6.375%, due 05/01/33[1]		25,000	24,620
6.500%, due 02/01/36[1]		175,000	172,817
TransAlta Corp. 5.875%, due 02/01/34		75,000	73,113
Vistra Corp. (fixed, converts to FRN on 12/15/26), 7.000%, due 12/15/26[1,6,8]		225,000	226,202
(fixed, converts to FRN on 10/15/26), 8.000%, due 10/15/26[1,6,8]		150,000	150,688
Vistra Operations Co. LLC 5.250%, due 04/30/33[1]		50,000	48,887
5.550%, due 04/30/36[1]		75,000	72,989
6.875%, due 04/15/32[1]		200,000	206,578
7.750%, due 10/15/31[1]		175,000	182,440
VoltaGrid LLC 7.375%, due 11/01/30[1]		25,000	25,124
			7,838,358
Electrical components & equipment—0.1%
Belden, Inc. 3.375%, due 07/15/31[3]	EUR	100,000	109,732
Senvion Holding GmbH 3.875%, due 10/25/22[3,9]		$400,000	46
WESCO Distribution, Inc. 5.250%, due 04/15/31[1]		25,000	24,584
5.500%, due 04/15/34[1]		50,000	48,573
			182,935
Electronics—0.5%
Atkore, Inc. 4.250%, due 06/01/31[1]		25,000	23,691
Coherent Corp. 5.000%, due 12/15/29[1]		225,000	220,160
Ingram Micro, Inc. 4.750%, due 05/15/29[1]		375,000	364,898
Sensata Technologies, Inc. 3.750%, due 02/15/31[1]		75,000	69,793
TTM Technologies, Inc. 4.000%, due 03/01/29[1]		75,000	72,061
			750,603
Energy-alternate sources—0.4%
Greenko Wind Projects Mauritius Ltd. 7.250%, due 09/27/28[1]		394,000	397,178
MSU Energy SA 9.750%, due 12/05/30[3]		200,000	204,190
RRI Energy, Inc. 0.000%, due 06/15/17[4,5,9,10]		75,000	0

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Energy-alternate sources—(continued)
TerraForm Power Operating LLC 4.750%, due 01/15/30[1]		$50,000	$47,822
5.000%, due 01/31/28[1]		25,000	24,734
			673,924
Engineering & construction—0.8%
Brand Industrial Services, Inc. 10.375%, due 08/01/30[1]		50,000	43,301
Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, due 02/01/32[1]		100,000	102,480
HTA Group Ltd. 6.750%, due 04/01/31[1]		200,000	202,298
IHS Holding Ltd. 8.250%, due 11/29/31[1]		200,000	208,754
IHS Mauritius NG Holdco Ltd. 8.000%, due 09/18/27[3]		206,242	205,469
Kingston Airport Revenue Finance Ltd. 6.750%, due 12/15/36[3]		199,793	198,888
OHL Operaciones SA 5.100% Cash and 4.650% PIK, 9.750%, due 12/31/29[3,7]	EUR	83,160	90,516
5.100% Cash or 4.650% PIK, 9.750%, due 12/31/29[1,7]		$79,002	85,990
Weekley Homes LLC/Weekley Finance Corp. 4.875%, due 09/15/28[1]		125,000	122,845
			1,260,541
Entertainment—2.5%
888 Acquisitions Ltd. 8.000%, due 09/30/31[3]	EUR	200,000	237,693
Affinity Interactive 6.875%, due 12/15/27[1]		$150,000	73,500
Allwyn Entertainment Financing U.K. PLC 7.250%, due 04/30/30[1]	EUR	112,500	134,432
AMC Entertainment Holdings, Inc. 7.500%, due 02/15/29[1]		$225,000	217,800
Banijay Gaming SAS 5.125%, due 12/10/31[1]	EUR	100,000	116,620
Caesars Entertainment, Inc. 4.625%, due 10/15/29[1]		$75,000	71,268
Churchill Downs, Inc. 4.750%, due 01/15/28[1]		25,000	24,755
5.500%, due 04/01/27[1]		50,000	50,027
5.750%, due 04/01/30[1]		125,000	124,630
Cinemark USA, Inc. 5.250%, due 07/15/28[1]		100,000	99,292
7.000%, due 08/01/32[1]		50,000	51,257
Entain PLC 4.875%, due 11/30/31[3]	EUR	100,000	116,115
Great Canadian Gaming Corp./Raptor LLC 8.750%, due 11/15/29[1]		$50,000	50,479
Jacobs Entertainment, Inc. 6.750%, due 02/15/29[1]		225,000	220,781
Light & Wonder International, Inc. 6.250%, due 10/01/33[1]		50,000	49,125
7.250%, due 11/15/29[1]		25,000	25,409
	Face amount		Value
Corporate bonds—(continued)
Entertainment—(continued)
Live Nation Entertainment, Inc. 3.750%, due 01/15/28[1]		$125,000	$122,385
4.750%, due 10/15/27[1]		100,000	99,485
Lottomatica Group SpA 4.625%, due 04/30/32[1]	EUR	100,000	114,501
5.375%, due 06/01/30[1]		$100,000	118,241
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp. 4.875%, due 05/01/29[1]		50,000	48,557
Muvico LLC 9.000% Cash or 6.000% PIK, 15.000%, due 02/19/29[1,7]		338,235	371,434
Penn Entertainment, Inc. 4.125%, due 07/01/29[1]		200,000	190,630
6.750%, due 04/01/31[1]		50,000	50,181
Pioneer Opco LLC 7.000%, due 05/15/33[1]		25,000	25,242
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp. 5.625%, due 09/01/29[1]		125,000	88,374
5.875%, due 09/01/31[1]		125,000	82,838
SeaWorld Parks & Entertainment, Inc. 5.250%, due 08/15/29[1]		150,000	146,128
Six Flags Entertainment Corp. 7.250%, due 05/15/31[1]		50,000	49,030
Six Flags Entertainment Corp./ Canada's Wonderland Co./ Magnum Management Corp. 5.250%, due 07/15/29		25,000	23,941
6.500%, due 10/01/28		200,000	200,111
Six Flags Entertainment Corp./ Canada's Wonderland Co./ Millennium Operations LLC 8.625%, due 01/15/32[1]		175,000	176,997
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, due 10/01/29[1]		125,000	123,701
6.250%, due 03/15/33[1]		75,000	74,343
7.125%, due 02/15/31[1]		50,000	52,393
			3,821,695
Environmental control—0.8%
Biffa Group Holdings Ltd. 5.250%, due 06/15/31[3]	EUR	100,000	114,526
7.380%, due 06/15/31[1]	GBP	100,000	135,563
Clean Harbors, Inc. 5.750%, due 10/15/33[1]		$50,000	49,709
6.375%, due 02/01/31[1]		50,000	50,513
GFL Environmental Holdings U.S., Inc. 5.500%, due 02/01/34[1]		50,000	46,253
5.625%, due 07/01/31[1]		100,000	97,156
GFL Environmental, Inc. 6.750%, due 01/15/31[1]		50,000	50,605
Luna 2 5 SARL 5.500%, due 07/01/32[1]	EUR	100,000	116,081

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Environmental control—(continued)
Paprec Holding SA 4.125%, due 07/15/30[1]		$300,000	$343,599
Reworld Holding Corp. 5.000%, due 09/01/30		100,000	85,614
Seche Environnement SACA 4.500%, due 03/25/30[3]	EUR	100,000	115,339
Waste Pro USA, Inc. 7.000%, due 02/01/33[1,2]		$50,000	50,676
			1,255,634
Food—2.3%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC 3.500%, due 03/15/29[1]		25,000	23,529
4.875%, due 02/15/30[1]		175,000	167,046
5.625%, due 03/31/32[1]		50,000	47,560
6.500%, due 02/15/28[1]		100,000	100,623
B&G Foods, Inc. 8.000%, due 09/15/28[1]		75,000	73,322
Bellis Acquisition Co. PLC 8.000%, due 07/01/31[3]	EUR	100,000	111,678
Boparan Finance PLC 9.375%, due 11/07/29[3]	GBP	90,000	127,429
C&S Group Enterprises LLC 5.000%, due 12/15/28[1]		$50,000	45,990
Chobani LLC/Chobani Finance Corp., Inc. 7.625%, due 07/01/29[1]		50,000	51,561
Darling Global Finance BV 4.500%, due 07/15/32[1]	EUR	225,000	261,440
Fiesta Purchaser, Inc. 9.625%, due 09/15/32[1]		$75,000	70,270
Froneri Lux FinCo SARL 4.750%, due 08/01/32[3]	EUR	100,000	111,851
Iceland Bondco PLC 6.625%, due 08/15/33[1,11]		$100,000	115,329
Industrial F&B Investments III, Inc. 7.750%, due 02/11/33[1]		25,000	25,383
Ingles Markets, Inc. 4.000%, due 06/15/31[1]		175,000	162,420
J&F Luxembourg Finance SARL 8.000%, due 04/23/33[1]		200,000	191,375
KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution, Inc. 7.125%, due 04/30/33[1]		50,000	50,838
9.000%, due 02/15/29[1]		150,000	156,227
Kroger Co. 5.000%, due 09/15/34		100,000	96,919
5.500%, due 09/15/54		150,000	134,984
5.650%, due 09/15/64		50,000	44,598
Lamb Weston Holdings, Inc. 4.125%, due 01/31/30[1]		75,000	71,407
4.375%, due 01/31/32[1]		125,000	117,159
Minerva Luxembourg SA 7.500%, due 04/22/36[1]		200,000	190,790
Nomad Foods Bondco PLC 5.250%, due 07/15/33[1]	EUR	100,000	115,089
	Face amount		Value
Corporate bonds—(continued)
Food—(continued)
Performance Food Group, Inc. 4.250%, due 08/01/29[1]		$125,000	$120,848
6.125%, due 09/15/32[1]		50,000	50,141
Post Holdings, Inc. 4.625%, due 04/15/30[1]		225,000	216,732
6.250%, due 10/15/34[1]		25,000	24,307
6.375%, due 03/01/33[1]		100,000	98,481
Quatrim SAS 8.500%, due 01/15/27[3,7]	EUR	49,239	55,330
Rallye SA Series COFP, 5.250%, due 02/28/32[3]		$800,000	923
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625%, due 03/01/29[1]		75,000	72,496
U.S. Foods, Inc. 5.750%, due 04/15/33[1]		25,000	24,735
6.875%, due 09/15/28[1]		50,000	51,003
7.250%, due 01/15/32[1]		50,000	51,662
United Natural Foods, Inc. 6.750%, due 10/15/28[1]		17,000	17,000
Viking Baked Goods Acquisition Corp. 8.625%, due 11/01/31[1]		75,000	75,277
			3,523,752
Food service—0.2%
Aramark International Finance SARL 4.375%, due 04/15/33[3]	EUR	200,000	225,248
TKC Holdings, Inc. 8.500%, due 08/15/30[1]		$75,000	76,668
12.000%, due 02/15/31[1]		75,000	78,829
			380,745
Forest products & paper—0.0%†
Magnera Corp. 7.250%, due 11/15/31[1]		25,000	24,469
Mercer International, Inc. 5.125%, due 02/01/29		25,000	14,580
			39,049
Gas—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.875%, due 06/01/31[1]		75,000	76,162
UGI International LLC 5.000%, due 06/01/31[1]	EUR	100,000	117,583
			193,745
Healthcare-products—0.5%
Avantor Funding, Inc. 3.875%, due 11/01/29[1]		$100,000	95,398
4.625%, due 07/15/28[1]		225,000	221,909
Bausch & Lomb Corp. 8.375%, due 10/01/28[1]		125,000	128,125
Insulet Corp. 6.500%, due 04/01/33[1]		50,000	50,656

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Healthcare-products—(continued)
Medline Borrower LP 5.250%, due 10/01/29[1]		$250,000	$247,662
Teleflex, Inc. 5.875%, due 01/15/32[1]		50,000	49,568
			793,318
Healthcare-services—3.1%
Acadia Healthcare Co., Inc. 5.500%, due 07/01/28[1]		125,000	124,194
AHP Health Partners, Inc. 5.750%, due 07/15/29[1]		100,000	98,665
Centene Corp. 2.450%, due 07/15/28		75,000	71,188
2.500%, due 03/01/31		75,000	65,211
2.625%, due 08/01/31		50,000	43,320
3.000%, due 10/15/30		125,000	112,331
3.375%, due 02/15/30		75,000	69,367
4.625%, due 12/15/29		225,000	218,281
Charles River Laboratories International, Inc. 4.000%, due 03/15/31[1]		57,000	53,172
CHS/Community Health Systems, Inc. 4.750%, due 02/15/31[1]		79,000	70,468
5.250%, due 05/15/30[1]		75,000	69,256
6.000%, due 01/15/29[1]		75,000	73,687
6.125%, due 04/01/30[1]		100,000	84,017
6.875%, due 04/01/28[1]		25,000	23,875
6.875%, due 04/15/29[1]		175,000	168,775
9.750%, due 01/15/34[1]		125,000	126,633
10.875%, due 01/15/32[1]		101,000	106,534
Concentra Health Services, Inc. 6.875%, due 07/15/32[1]		50,000	51,415
DaVita, Inc. 4.625%, due 06/01/30[1]		175,000	168,688
6.875%, due 09/01/32[1]		100,000	102,766
Encompass Health Corp. 4.750%, due 02/01/30		125,000	122,247
5.875%, due 06/01/34[1]		50,000	49,503
Ephios Subco 1 SARL 9.25% Cash or 10.00% PIK, 9.250%, due 01/15/32[1,7]	EUR	100,000	114,165
Global Medical Response, Inc. 7.375%, due 10/01/32[1]		$25,000	25,441
Gruppo San Donato SpA 6.500%, due 10/31/31[1]	EUR	100,000	112,829
6.500%, due 10/31/31[3]		$100,000	112,829
HomeVi SASU 6.625%, due 10/31/31[1]		150,000	174,466
IQVIA, Inc. 4.625%, due 06/15/33[3]		100,000	115,448
6.250%, due 06/01/32[1]		75,000	75,965
LifePoint Health, Inc. 5.375%, due 01/15/29[1]		75,000	71,173
7.000%, due 05/01/34[1]		125,000	116,755
8.375%, due 02/15/32[1]		75,000	75,509
10.000%, due 06/01/32[1]		50,000	48,003
Mehilainen Yhtiot OYJ 5.125%, due 06/30/32[1]	EUR	100,000	115,851
	Face amount	Value
Corporate bonds—(continued)
Healthcare-services—(continued)
Molina Healthcare, Inc. 3.875%, due 11/15/30[1]	$75,000	$69,353
4.375%, due 06/15/28[1]	75,000	73,405
6.250%, due 01/15/33[1]	50,000	49,443
6.500%, due 02/15/31[1]	25,000	25,230
MPH Acquisition Holdings LLC 5.750%, due 12/31/30[1]	107,848	83,043
6.500% Cash and 5.000% PIK, 11.500%, due 12/31/30[1,7]	60,655	57,016
Radiology Partners, Inc. 8.500%, due 07/15/32[1]	25,000	26,272
Select Medical Corp. 6.250%, due 12/01/32[1]	50,000	48,026
Sotera Health Holdings LLC 7.375%, due 06/01/31[1]	100,000	103,566
Surgery Center Holdings, Inc. 7.250%, due 04/15/32[1]	125,000	125,389
Team Health Holdings, Inc. 8.375%, due 06/30/28[1]	25,000	24,986
TEAM Services Holding, Inc. 9.000%, due 02/15/33[1]	25,000	25,317
Tenet Healthcare Corp. 4.250%, due 06/01/29	50,000	48,483
4.375%, due 01/15/30	75,000	72,339
5.500%, due 11/15/32[1]	100,000	98,459
6.000%, due 11/15/33[1]	25,000	25,080
6.125%, due 10/01/28	240,000	240,153
6.125%, due 06/15/30	275,000	276,392
6.750%, due 05/15/31	25,000	25,496
U.S. Acute Care Solutions LLC 9.750%, due 05/15/29[1]	75,000	69,903
		4,799,378
Home builders—1.4%
Adams Homes, Inc. 9.250%, due 10/15/28[1]	225,000	231,608
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[1]	75,000	72,017
4.625%, due 04/01/30[1]	150,000	142,418
6.875%, due 08/01/33[1]	25,000	24,942
Beazer Homes USA, Inc. 7.250%, due 10/15/29	100,000	101,285
7.500%, due 03/15/31[1]	75,000	75,438
8.000%, due 01/15/32[1]	50,000	50,987
Brookfield Residential Properties, Inc./ Brookfield Residential U.S. LLC 4.875%, due 02/15/30[1]	25,000	23,295
5.000%, due 06/15/29[1]	125,000	118,590
Century Communities, Inc. 3.875%, due 08/15/29[1]	75,000	71,124
6.625%, due 09/15/33[1]	50,000	50,164
Dream Finders Homes, Inc. 6.875%, due 09/15/30[1]	25,000	24,401
8.250%, due 08/15/28[1]	100,000	101,987

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Home builders—(continued)
Empire Communities Corp. 9.750%, due 05/01/29[1]		$75,000	$77,070
Forestar Group, Inc. 5.000%, due 03/01/28[1]		125,000	124,084
Installed Building Products, Inc. 5.625%, due 02/01/34[1]		25,000	24,132
K Hovnanian Enterprises, Inc. 8.000%, due 04/01/31[1]		25,000	25,483
8.375%, due 10/01/33[1]		25,000	25,405
KB Home 4.000%, due 06/15/31		125,000	115,462
7.250%, due 07/15/30		75,000	76,004
LGI Homes, Inc. 4.000%, due 07/15/29[1]		25,000	23,103
7.000%, due 11/15/32[1]		50,000	48,737
8.750%, due 12/15/28[1]		100,000	102,668
Mattamy Group Corp. 4.625%, due 03/01/30[1]		125,000	119,420
Shea Homes LP/Shea Homes Funding Corp. 4.750%, due 02/15/28		50,000	49,321
4.750%, due 04/01/29		125,000	121,415
STL Holding Co. LLC 8.750%, due 02/15/29[1]		75,000	77,799
Thor Industries, Inc. 4.000%, due 10/15/29[1]		25,000	23,564
Winnebago Industries, Inc. 6.250%, due 07/15/28[1]		30,000	29,962
			2,151,885
Home furnishings—0.4%
FXI Holdings, Inc. 11.000%, due 11/15/30[1]		217,792	179,678
16.000% PIK, 14.000%, due 11/15/29[1,7]		140,286	34,721
Somnigroup International, Inc. 4.000%, due 04/15/29[1]		125,000	120,149
Versuni Group BV 5.750%, due 07/01/33[1]	EUR	100,000	111,861
Whirlpool Corp. 4.500%, due 06/01/46		$50,000	28,089
4.600%, due 05/15/50		25,000	13,911
4.700%, due 05/14/32		25,000	19,444
5.150%, due 03/01/43		75,000	44,198
5.500%, due 03/01/33		25,000	19,461
6.125%, due 06/15/30		25,000	22,717
6.500%, due 06/15/33		50,000	42,367
7.500%, due 07/01/31[1]		25,000	24,844
7.875%, due 07/01/34[1]		25,000	23,635
			685,075
Household products/wares—0.1%
Central Garden & Pet Co. 4.125%, due 04/30/31[1]		100,000	93,220
	Face amount		Value
Corporate bonds—(continued)
Housewares—0.3%
Newell Brands, Inc. 6.375%, due 09/15/27		$75,000	$75,228
6.375%, due 05/15/30		25,000	25,275
6.625%, due 09/15/29		50,000	50,601
7.375%, due 04/01/36		125,000	125,955
7.500%, due 04/01/46		50,000	46,096
8.500%, due 06/01/28[1]		25,000	26,093
Scotts Miracle-Gro Co. 4.000%, due 04/01/31		125,000	116,160
			465,408
Insurance—0.7%
Acrisure LLC/Acrisure Finance, Inc. 4.250%, due 02/15/29[1]		25,000	23,307
6.000%, due 08/01/29[1]		75,000	67,766
8.250%, due 02/01/29[1]		100,000	95,886
8.500%, due 06/15/29[1]		25,000	23,899
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer 7.375%, due 10/01/32[1]		50,000	50,281
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc. 7.500%, due 07/15/33[1]		25,000	24,434
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.875%, due 11/01/29[1]		100,000	101,288
Asurion LLC/Asurion Co-Issuer, Inc. 8.375%, due 02/01/34[1]		175,000	159,444
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance 7.125%, due 05/15/31[1]		100,000	100,848
CRC Insurance Group LLC 7.125%, due 06/01/31[1]		150,000	149,718
HUB International Ltd. 5.625%, due 12/01/29[1]		75,000	74,705
7.250%, due 06/15/30[1]		50,000	51,483
Nassau Cos., of New York 7.875%, due 07/15/30[1]		75,000	70,585
Ryan Specialty LLC 5.875%, due 08/01/32[1]		75,000	73,968
			1,067,612
Internet—0.4%
Alphabet, Inc. 5.650%, due 02/15/56		25,000	23,089
Cogent Communications Group LLC/ Cogent Finance, Inc. 7.000%, due 06/15/27[1]		25,000	24,679
Engineering—Ingegneria Informatica—SpA 8.625%, due 02/15/30[3]	EUR	100,000	120,574
11.125%, due 05/15/28[3]		$100,000	119,948
Gen Digital, Inc. 6.750%, due 09/30/27[1]		50,000	50,077
7.125%, due 09/30/30[1]		75,000	76,140

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Internet—(continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.750%, due 05/15/28[1]		$50,000	$47,292
Snap, Inc. 6.875%, due 03/01/33[1]		125,000	122,103
United Group BV 6.500%, due 10/31/31[3]	EUR	100,000	117,923
			701,825
Investment companies—0.5%
Compass Group Diversified Holdings LLC 5.000%, due 01/15/32[1]		$77,202	70,840
5.250%, due 04/15/29[1]		25,733	24,504
FS KKR Capital Corp. 6.125%, due 01/15/30		25,000	24,369
7.500%, due 08/01/31		50,000	50,085
HA Sustainable Infrastructure Capital, Inc. (fixed, converts to FRN on 11/15/31), 7.125%, due 11/15/56[6]		25,000	25,191
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, due 02/01/29		50,000	43,526
5.250%, due 05/15/27		250,000	248,402
9.000%, due 06/15/30		75,000	71,348
9.750%, due 01/15/29		125,000	124,482
10.000%, due 11/15/29[1]		125,000	125,206
			807,953
Iron & steel—1.6%
Algoma Steel, Inc. 9.125%, due 04/15/29[1]		50,000	47,131
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.750%, due 07/15/26[1,9]		125,000	66,250
Carpenter Technology Corp. 5.625%, due 03/01/34[1]		75,000	73,940
Celsa Opco SA 8.250%, due 12/15/30[1]	EUR	100,000	122,631
Champion Iron Canada, Inc. 7.875%, due 07/15/32[1]		$50,000	51,251
Cleveland-Cliffs, Inc. 4.875%, due 03/01/31[1]		50,000	46,102
6.750%, due 04/15/30[1]		25,000	25,147
7.000%, due 03/15/32[1]		150,000	150,314
7.375%, due 05/01/33[1]		175,000	176,875
7.500%, due 09/15/31[1]		25,000	25,515
Commercial Metals Co. 4.125%, due 01/15/30		50,000	47,761
4.375%, due 03/15/32		75,000	70,147
5.750%, due 11/15/33[1]		50,000	49,109
6.000%, due 12/15/35[1]		50,000	49,135
CSN Resources SA 8.875%, due 12/05/30[1]		200,000	141,500
Fortescue Treasury Pty. Ltd. 4.375%, due 04/01/31[1]		84,000	79,167
5.875%, due 04/15/30[1]		75,000	75,184
6.125%, due 04/15/32[1]		150,000	151,580
	Face amount		Value
Corporate bonds—(continued)
Iron & steel—(continued)
Infrabuild Australia Pty. Ltd. 14.500%, due 11/15/28[1]		$50,000	$52,558
Mineral Resources Ltd. 6.000%, due 05/01/32[1]		50,000	49,082
6.250%, due 05/01/34[1]		50,000	48,733
7.000%, due 04/01/31[1]		50,000	51,453
Samarco Mineracao SA 9.500% Cash or 9.000% PIK, 9.500%, due 06/30/31[3,7]		774,084	777,567
			2,428,132
Leisure time—2.0%
Acushnet Co. 5.625%, due 12/01/33[1]		50,000	49,024
Boyne USA, Inc. 4.750%, due 05/15/29[1]		50,000	48,590
Carnival Corp. Ltd. 5.125%, due 05/01/29[1]		50,000	49,613
5.750%, due 01/15/30[1]	EUR	175,000	212,041
5.750%, due 08/01/32[1]		$225,000	222,926
5.875%, due 06/15/31[1]		100,000	100,080
6.125%, due 02/15/33[1]		150,000	150,007
6.650%, due 01/15/28		100,000	101,658
Carnival U.K. Ltd. 4.125%, due 07/15/31[3]	EUR	200,000	228,520
Deuce Finco PLC 7.000%, due 11/20/31[1]	GBP	150,000	205,305
Gaia Purchaser, Inc. 7.625%, due 07/15/33[1]		$75,000	75,231
Life Time, Inc. 6.000%, due 11/15/31[1]		125,000	126,065
Lindblad Expeditions LLC 7.000%, due 09/15/30[1]		25,000	25,736
MajorDrive Holdings IV LLC 6.375%, due 06/01/29[1]		150,000	122,660
NCL Corp. Ltd. 5.875%, due 01/15/31[1]		50,000	47,786
6.250%, due 09/15/33[1]		25,000	23,764
6.750%, due 02/01/32[1]		50,000	49,008
7.750%, due 02/15/29[1]		100,000	103,823
NCL Finance Ltd. 6.125%, due 03/15/28[1]		100,000	100,591
Patrick Industries, Inc. 4.750%, due 05/01/29[1]		100,000	97,552
Pinnacle Bidco PLC 8.250%, due 10/11/28[3]	EUR	100,000	118,778
Royal Caribbean Cruises Ltd. 5.375%, due 07/15/27[1]		$225,000	225,403
5.625%, due 09/30/31[1]		125,000	125,438
Sabre GLBL, Inc. 11.125%, due 07/15/30[1]		25,000	24,062
TUI AG 5.875%, due 03/15/29[1]	EUR	100,000	118,083
5.875%, due 03/15/29[3]		$100,000	118,084

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Leisure time—(continued)
Viking Cruises Ltd. 5.875%, due 10/15/33[1]		$50,000	$49,509
7.000%, due 02/15/29[1]		100,000	100,206
Viking Ocean Cruises Ship VII Ltd. 5.625%, due 02/15/29[1]		75,000	74,936
			3,094,479
Lodging—2.1%
Boyd Gaming Corp. 4.750%, due 12/01/27		25,000	24,867
4.750%, due 06/15/31[1]		250,000	238,721
Essendi SA 5.625%, due 05/15/32[3]	EUR	100,000	116,650
Fortune Star BVI Ltd. 6.800%, due 09/09/29[3]		$200,000	195,670
Full House Resorts, Inc. 8.250%, due 02/15/28[1]		100,000	97,601
Hilton Domestic Operating Co., Inc. 4.000%, due 05/01/31[1]		275,000	258,061
5.500%, due 09/15/31[1]		50,000	49,540
5.500%, due 03/31/34[1]		50,000	48,980
5.750%, due 09/15/33[1]		75,000	74,317
5.875%, due 03/15/33[1]		75,000	74,979
6.125%, due 04/01/32[1]		75,000	75,655
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc. 4.875%, due 07/01/31[1]		175,000	161,861
5.000%, due 06/01/29[1]		100,000	96,966
Marriott Ownership Resorts, Inc. 4.500%, due 06/15/29[1]		50,000	48,199
6.500%, due 10/01/33[1]		100,000	98,344
Melco Resorts Finance Ltd. 6.500%, due 09/24/33[1]		300,000	289,380
7.625%, due 04/17/32[1]		200,000	203,250
MGM Resorts International 4.625%, due 09/01/26		75,000	74,969
6.500%, due 04/15/32		100,000	99,013
Motel One GmbH 7.750%, due 04/02/31[3]	EUR	120,000	147,009
Sani/Ikos Financial Holdings 1 SARL 7.250%, due 07/31/30[3]		$100,000	118,828
Station Casinos LLC 4.500%, due 02/15/28[1]		25,000	24,583
4.625%, due 12/01/31[1]		75,000	70,521
Travel & Leisure Co. 4.625%, due 03/01/30[1]		75,000	72,128
6.125%, due 09/01/33[1]		50,000	49,099
Wyndham Hotels & Resorts, Inc. 5.625%, due 03/01/33[1]		50,000	48,661
Wynn Macau Ltd. 6.750%, due 02/15/34[1]		450,000	440,775
			3,298,627
Machinery-construction & mining—0.2%
Manitowoc Co., Inc. 9.250%, due 10/01/31[1]		50,000	52,957
	Face amount		Value
Corporate bonds—(continued)
Machinery-construction & mining—(continued)
Solaris Energy Infrastructure LLC 6.375%, due 05/15/31[1]		$75,000	$73,674
Terex Corp. 5.000%, due 05/15/29[1]		150,000	147,899
			274,530
Machinery-diversified—0.0%†
Columbus McKinnon Corp. 7.125%, due 02/01/33[1]		25,000	25,187
Galapagos SA 5.375%, due 06/15/21[2,3,9]	EUR	27,500	159
			25,346
Media—5.8%
Altice Holdings 1 SARL 0.000%, due 12/31/99[1,8,10]		$863	134
AMC Global Media, Inc. 4.250%, due 02/15/29		53,000	46,521
10.500%, due 07/15/32[1]		51,000	52,534
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[1]		125,000	110,641
4.250%, due 01/15/34[1]		150,000	122,473
4.500%, due 06/01/33[1]		275,000	233,967
4.750%, due 03/01/30[1]		125,000	116,791
4.750%, due 02/01/32[1]		525,000	458,741
5.375%, due 06/01/29[1]		50,000	48,558
6.375%, due 09/01/29[1]		200,000	198,735
7.000%, due 02/01/33[1]		150,000	143,750
Charter Communications Operating LLC/ Charter Communications Operating Capital 6.484%, due 10/23/45		50,000	43,355
CSC Holdings LLC 6.500%, due 02/01/29[1]		200,000	113,235
11.250%, due 05/15/28[1]		200,000	116,159
11.750%, due 01/31/29[1]		200,000	114,481
Digi Romania SA 4.625%, due 10/29/31[1]	EUR	200,000	230,079
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, due 08/15/27[1]		$16,000	15,962
10.000%, due 02/15/31[1]		350,000	365,727
Discovery Communications LLC 3.625%, due 05/15/30		150,000	138,750
3.950%, due 03/20/28		50,000	49,125
4.125%, due 05/15/29		175,000	171,938
5.000%, due 09/20/37		25,000	18,313
6.350%, due 06/01/40		25,000	19,563
Discovery Global Holdings, Inc. 4.054%, due 03/15/29		25,000	22,688
4.054%, due 03/15/29		100,000	98,221
4.279%, due 03/15/32		75,000	66,643
5.050%, due 03/15/42		300,000	208,500
DISH DBS Corp. 5.125%, due 06/01/29[9]		125,000	113,281
5.250%, due 12/01/26[1,9]		75,000	74,625
5.750%, due 12/01/28[1,9]		250,000	241,250
7.375%, due 07/01/28[9]		75,000	71,775

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Media—(continued)
EchoStar Corp. 10.750%, due 11/30/29		$338,000	$365,616
6.75% Cash or 6.75% PIK, 6.750%, due 11/30/30[7]		232,425	235,725
EW Scripps Co. 9.875%, due 08/15/30[1]		100,000	88,021
Gray Media, Inc. 4.750%, due 10/15/30[1]		175,000	135,241
5.375%, due 11/15/31[1]		175,000	130,079
7.250%, due 08/15/33[1]		50,000	49,453
9.625%, due 07/15/32[1]		50,000	50,537
Grupo Televisa SAB 5.000%, due 05/13/45		200,000	136,826
iHeartCommunications, Inc. 4.750%, due 01/15/28[1]		100,000	93,729
7.000%, due 01/15/31[1]		40,000	33,600
7.750%, due 08/15/30[1]		133,500	117,092
9.125%, due 05/01/29[1]		153,776	142,511
10.875%, due 05/01/30[1]		185,000	141,340
McGraw-Hill Education, Inc. 8.000%, due 08/01/29[1]		125,000	123,968
Midcontinent Communications 8.000%, due 08/15/32[1]		50,000	42,462
News Corp. 5.125%, due 02/15/32[1]		50,000	48,153
Nexstar Media, Inc. 6.500%, due 09/15/33[1]		150,000	149,231
Paramount Global 3.375%, due 02/15/28		50,000	48,831
4.200%, due 06/01/29		75,000	71,219
4.200%, due 05/19/32		25,000	21,258
4.375%, due 03/15/43		75,000	45,855
4.600%, due 01/15/45		25,000	15,095
4.950%, due 01/15/31		375,000	343,651
4.950%, due 05/19/50		125,000	75,754
5.250%, due 04/01/44		25,000	16,115
5.850%, due 09/01/43		125,000	88,612
6.875%, due 04/30/36		125,000	114,254
7.875%, due 07/30/30		50,000	52,128
Rite Aid Corp. 0.000%, due 08/30/34[4,5,10]		5,396	54
Saks Global Enterprises LLC 0.000%, due 12/15/29[1,9,10,11]		134,100	13
Scripps Escrow II, Inc. 5.375%, due 01/15/31[1]		75,000	43,500
Sinclair Television Group, Inc. 4.375%, due 12/31/32[1]		50,000	37,750
8.125%, due 02/15/33[1]		75,000	76,911
Sirius XM Radio LLC 3.875%, due 09/01/31[1]		350,000	315,855
4.000%, due 07/15/28[1]		50,000	48,634
5.500%, due 07/01/29[1]		150,000	149,316
Summer BidCo BV Series PIYC, 8.875%, due 01/31/31[1,7]	EUR	102,807	121,444
	Face amount		Value
Corporate bonds—(continued)
Media—(continued)
Sunrise FinCo I BV 4.625%, due 05/15/32[3]		$100,000	$113,562
4.875%, due 07/15/31[1]		200,000	187,508
Univision Communications, Inc. 4.500%, due 05/01/29[1]		275,000	260,411
7.375%, due 06/30/30[1]		25,000	24,892
9.375%, due 08/01/32[1]		125,000	124,854
UPCB Finance VII Ltd. 3.625%, due 06/15/29[3]	EUR	106,065	122,282
Virgin Media O2 Vendor Financing Notes V DAC 7.875%, due 03/15/32[1]	GBP	100,000	90,897
Virgin Media O2 Vendor Financing Notes VI DAC 8.500%, due 03/15/33[1]		$200,000	125,331
Virgin Media O2 Vendor Financing Notes VII DAC 7.500%, due 07/15/33[1]	EUR	100,000	78,111
Virgin Media O2 Vendor Financing Notes VIII DAC 8.875%, due 07/15/33[1]	GBP	150,000	136,325
VZ Vendor Financing II BV 2.875%, due 01/15/29[3]	EUR	100,000	108,417
			8,968,938
Metal fabricate/hardware—0.1%
Advanced Drainage Systems, Inc. 5.375%, due 03/01/34[1]		$25,000	24,208
Roller Bearing Co. of America, Inc. 4.375%, due 10/15/29[1]		125,000	121,133
TMS International Corp. 6.250%, due 04/15/29[1]		50,000	49,978
			195,319
Mining—1.6%
Arsenal AIC Parent LLC 8.000%, due 10/01/30[1]		150,000	155,840
11.500%, due 10/01/31[1]		50,000	53,199
Capstone Copper Corp. 6.750%, due 03/31/33[1]		25,000	25,056
Century Aluminum Co. 6.875%, due 08/01/32[1]		100,000	101,550
Compass Minerals International, Inc. 8.000%, due 07/01/30[1]		50,000	52,230
Constellium SE 3.125%, due 07/15/29[1]	EUR	100,000	113,552
3.125%, due 07/15/29[3]		$100,000	113,552
First Quantum Minerals Ltd. 6.375%, due 02/15/36[1]		300,000	289,140
7.250%, due 02/15/34[1]		200,000	203,313
IAMGOLD Corp. 5.750%, due 10/15/28[1]		50,000	49,688
Kaiser Aluminum Corp. 4.500%, due 06/01/31[1]		75,000	70,896
5.875%, due 03/01/34[1]		50,000	48,797

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Mining—(continued)
Novelis Corp. 3.875%, due 08/15/31[1]		$50,000	$45,385
4.750%, due 01/30/30[1]		75,000	71,976
6.375%, due 08/15/33[1]		25,000	24,954
6.875%, due 01/30/30[1]		50,000	51,301
Novelis Sheet Ingot GmbH 3.375%, due 04/15/29[3]	EUR	200,000	225,331
PLS Group Ltd. 6.875%, due 05/01/31[1]		$25,000	25,339
Stillwater Mining Co. 4.500%, due 11/16/29[3]		200,000	190,686
Trekor Metals Ltd. 8.250%, due 05/01/30[1]		50,000	51,957
Vedanta Resources Finance II PLC 7.375%, due 07/13/34[1]		200,000	199,304
WE Soda Investments Holding PLC 9.500%, due 10/06/28[3]		300,000	300,000
			2,463,046
Miscellaneous manufacturers—0.4%
Avient Corp. 6.250%, due 11/01/31[1]		50,000	50,368
7.125%, due 08/01/30[1]		75,000	76,112
Axon Enterprise, Inc. 6.125%, due 03/15/30[1]		125,000	126,452
6.250%, due 03/15/33[1]		175,000	177,479
GrafTech Global Enterprises, Inc. 9.875%, due 12/23/29[1]		75,000	52,489
Maxam Prill SARL 6.000%, due 07/15/30[1]	EUR	100,000	117,684
Trinity Industries, Inc. 7.750%, due 07/15/28[1]		$100,000	102,056
			702,640
Office & business equipment—0.1%
Xerox Holdings Corp. 5.500%, due 08/15/28[1]		50,000	29,875
Zebra Technologies Corp. 6.500%, due 06/01/32[1]		175,000	176,973
			206,848
Oil & gas—8.7%
Aethon United BR LP/Aethon United Finance Corp. 7.500%, due 10/01/29[1]		50,000	51,875
Ascent Resources Utica Holdings LLC/ ARU Finance Corp. 5.875%, due 06/30/29[1]		25,000	24,912
6.625%, due 10/15/32[1]		50,000	50,266
6.625%, due 07/15/33[1]		25,000	25,110
9.000%, due 11/01/27[1]		150,000	159,037
Azule Energy Finance PLC 8.250%, due 01/22/31[1]		300,000	304,275
Beusa Investments LLC 7.000%, due 08/01/31[1]		100,000	97,737
	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Breakwater Energy Holdings SARL 9.250%, due 11/15/30[1]	$250,000	$263,985
California Resources Corp. 7.000%, due 01/15/34[1]	25,000	24,486
Caturus Energy LLC 7.125%, due 05/15/31[1]	25,000	24,783
Chord Energy Corp. 6.000%, due 10/01/30[1]	25,000	25,084
CITGO Petroleum Corp. 8.375%, due 01/15/29[1]	150,000	154,086
CNX Resources Corp. 5.875%, due 03/01/34[1]	50,000	48,442
7.250%, due 03/01/32[1]	25,000	25,710
7.375%, due 01/15/31[1]	25,000	25,547
Comstock Resources, Inc. 5.875%, due 01/15/30[1]	100,000	94,211
6.750%, due 03/01/29[1]	75,000	73,863
6.750%, due 03/01/29[1]	75,000	73,680
Constellation Oil Services Holding SA 9.375%, due 11/07/29[1]	200,000	210,250
Crescent Energy Finance LLC 7.375%, due 01/15/33[1]	100,000	100,452
7.625%, due 04/01/32[1]	75,000	75,791
7.875%, due 04/15/32[1]	170,000	173,124
9.750%, due 10/15/30[1]	150,000	158,124
CVR Energy, Inc. 7.500%, due 02/15/31[1]	100,000	101,307
DBR Land Holdings LLC 6.250%, due 12/01/30[1]	50,000	50,429
DNO ASA Series 1235, Steps to 15.750% on 06/17/31, 10.750%, due 06/17/85[3]	200,000	214,017
Ecopetrol SA 4.625%, due 11/02/31	250,000	227,125
5.875%, due 05/28/45	500,000	397,575
8.375%, due 01/19/36	200,000	210,649
FORESEA Holding SA 7.500%, due 06/15/30[3]	200,000	198,000
Global Marine, Inc. 7.000%, due 06/01/28	152,000	154,755
Gran Tierra Energy, Inc. 9.750%, due 04/15/31[1]	200,000	179,540
Gulfport Energy Operating Corp. 6.750%, due 09/01/29[1]	50,000	50,613
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[1]	25,000	24,951
6.000%, due 04/15/30[1]	100,000	98,953
6.000%, due 02/01/31[1]	125,000	121,850
6.250%, due 11/01/28[1]	100,000	100,296
8.375%, due 11/01/33[1]	25,000	26,229
Infinity Natural Resources LLC 7.625%, due 04/01/31[1]	25,000	24,940
Kosmos Energy Ltd. 8.750%, due 10/01/31[3]	200,000	174,774
Kraken Oil & Gas Partners LLC 7.125%, due 05/15/31[1]	25,000	24,655
7.625%, due 08/15/29[1]	175,000	176,709

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(continued)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.625%, due 08/15/34[1,11]	$50,000	$50,017
6.875%, due 12/01/32[1]	100,000	101,690
Matador Resources Co. 6.000%, due 04/15/34[1]	75,000	72,539
6.250%, due 04/15/33[1]	125,000	122,998
6.500%, due 04/15/32[1]	75,000	74,860
MC Brazil Downstream Trading SARL 7.250%, due 06/30/31[3]	219,448	215,058
Medco Cypress Tree Pte. Ltd. 8.625%, due 05/19/30[1]	250,000	258,750
Moss Creek Resources Holdings, Inc. 8.250%, due 09/01/31[1]	125,000	125,290
Murphy Oil Corp. 6.000%, due 10/01/32	25,000	24,758
6.500%, due 02/15/34	25,000	24,721
Nabors Industries, Inc. 7.625%, due 11/15/32[1]	50,000	50,998
8.875%, due 08/15/31[1]	50,000	51,449
9.125%, due 01/31/30[1]	75,000	78,411
Noble Finance II LLC 6.250%, due 06/15/34[1]	75,000	72,830
8.000%, due 04/15/30[1]	118,000	121,987
Northern Oil & Gas, Inc. 7.875%, due 10/15/33[1]	50,000	50,036
8.750%, due 06/15/31[1]	200,000	206,120
Par Petroleum LLC 7.375%, due 06/01/34[1]	50,000	51,738
PBF Holding Co. LLC/PBF Finance Corp. 7.250%, due 06/01/34[1]	50,000	50,778
7.875%, due 09/15/30[1]	25,000	25,945
9.875%, due 03/15/30[1]	25,000	26,784
Petrobras Global Finance BV 6.850%, due 06/05/15	350,000	316,855
6.900%, due 03/19/49	250,000	239,504
Petroleos Mexicanos 5.950%, due 01/28/31	400,000	392,420
6.500%, due 06/02/41	1,250,000	1,084,387
6.625%, due 08/30/26[3,8]	650,000	495,482
6.700%, due 02/16/32	150,000	149,745
6.750%, due 09/21/47	279,000	228,906
7.690%, due 01/23/50	350,000	313,145
10.000%, due 02/07/33	100,000	115,600
Petroquimica Comodoro Rivadavia SA/ Luz de Tres Picos SA 8.500%, due 07/28/34[1]	200,000	197,660
Precision Drilling Corp. 6.875%, due 01/15/29[1]	100,000	100,446
Raizen Fuels Finance SA 6.950%, due 03/05/54[1]	200,000	104,576
Sanchez Energy Corp. 0.000%, due 06/15/21[9,10]	475,000	48
0.000%, due 01/15/23[9,10]	325,000	33
Saturn Oil & Gas, Inc. 8.500%, due 07/30/31[1]	25,000	25,069
	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(continued)
SM Energy Co. 6.625%, due 04/15/34[1]	$50,000	$49,691
6.750%, due 08/01/29[1]	75,000	76,088
7.000%, due 08/01/32[1]	50,000	50,799
8.625%, due 11/01/30[1]	125,000	131,217
8.750%, due 07/01/31[1]	125,000	130,694
9.625%, due 06/15/33[1]	125,000	137,503
Sunoco LP 4.500%, due 10/01/29[1]	150,000	145,284
4.625%, due 05/01/30[1]	100,000	96,287
5.375%, due 07/15/31[1]	25,000	24,523
5.625%, due 03/15/31[1]	50,000	49,350
5.625%, due 07/15/34[1]	25,000	24,171
5.875%, due 07/15/27[1]	75,000	75,017
5.875%, due 03/15/34[1]	75,000	73,406
6.250%, due 07/01/33[1]	100,000	100,228
(fixed, converts to FRN on 09/18/30), 7.875%, due 09/18/30[1,6,8]	125,000	128,125
Sunoco LP/Sunoco Finance Corp. 4.500%, due 04/30/30	25,000	24,119
7.000%, due 09/15/28[1]	50,000	50,870
Talos Production, Inc. 9.375%, due 02/01/31[1]	100,000	105,432
Teine Energy Ltd. 6.875%, due 04/15/29[1]	100,000	100,019
TGNR Intermediate Holdings LLC 5.500%, due 10/15/29[1]	75,000	73,380
Transocean Aquila Ltd. 8.000%, due 09/30/28[1]	30,769	31,421
Transocean International Ltd. 6.800%, due 03/15/38	275,000	257,396
7.500%, due 04/15/31	200,000	200,782
8.250%, due 05/15/29[1]	125,000	128,895
8.500%, due 05/15/31[1]	75,000	78,216
8.750%, due 02/15/30[1]	17,500	18,177
Valaris Ltd. 8.375%, due 04/30/30[1]	150,000	155,295
Validus Energy II Midcon LLC 8.000%, due 08/01/31[1]	25,000	24,887
Vermilion Energy, Inc. 6.875%, due 05/01/30[1]	50,000	49,780
7.250%, due 02/15/33[1]	25,000	24,722
YPF SA 7.000%, due 12/15/47[1]	300,000	282,600
8.750%, due 09/11/31[1]	200,000	212,550
		13,554,754
Oil & gas services—0.7%
Archrock Services LP/Archrock Partners Finance Corp. 6.000%, due 02/01/34[1]	25,000	24,467
Bristow Group, Inc. 6.750%, due 02/01/33[1]	75,000	75,086
CHC Group LLC 11.750%, due 09/01/30[1]	100,000	85,146

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Oil & gas services—(continued)
Enerflex, Inc. 6.875%, due 01/15/31[1]		$50,000	$50,820
Helix Energy Solutions Group, Inc. 9.750%, due 03/01/29[1]		75,000	78,649
Kodiak Gas Services LLC 5.875%, due 04/01/31[1]		75,000	74,157
6.500%, due 10/01/33[1]		25,000	24,968
Oceanica Lux 11.250%, due 05/08/31[3]		200,000	200,640
SESI LLC 7.875%, due 09/30/30[1]		75,000	75,887
Star Holding LLC 8.750%, due 08/01/31[1]		50,000	51,062
USA Compression Partners LP/USA Compression Finance Corp. 6.250%, due 10/01/33[1]		75,000	73,807
7.125%, due 03/15/29[1]		150,000	153,232
WBI Operating LLC 6.250%, due 10/15/30[1]		25,000	24,995
Weatherford International Ltd. 6.750%, due 10/15/33[1]		75,000	75,921
			1,068,837
Packaging & containers—1.8%
ARD Finance SA 5.000% Cash or 5.750% PIK, 5.000%, due 06/30/27[3,7]	EUR	1	0
6.500% Cash or 7.250% PIK, 6.500%, due 06/30/27[1,7,9]		$1	0
Ardagh Group SA 9.500%, due 12/01/30[1]		228,000	241,613
4.500% Cash and 7.500% PIK, 11.000%, due 12/01/30[1,7]	EUR	312,375	335,028
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.000%, due 09/01/29[3]		$100,000	111,539
5.000%, due 01/30/31[1]		100,000	115,949
Ball Corp. 3.125%, due 09/15/31		50,000	44,892
4.250%, due 07/01/32	EUR	100,000	115,600
5.500%, due 09/15/33		$25,000	24,838
Clydesdale Acquisition Holdings, Inc. 6.625%, due 04/15/29[1]		25,000	24,849
6.750%, due 04/15/32[1]		200,000	190,460
6.875%, due 01/15/30[1]		25,000	24,785
8.750%, due 04/15/30[1]		75,000	71,678
Constantia Flexibles GmbH 6.250%, due 07/15/32[1]	EUR	100,000	115,842
Mauser Packaging Solutions Holding Co. 9.250%, due 04/15/30[1]		$75,000	74,337
OI European Group BV 4.750%, due 02/15/30[1]		225,000	206,325
6.250%, due 05/15/28[3]	EUR	100,000	116,428
	Face amount		Value
Corporate bonds—(continued)
Packaging & containers—(continued)
Owens-Brockway Glass Container, Inc. 7.250%, due 05/15/31[1]		$100,000	$94,672
7.375%, due 06/01/32[1]		25,000	23,084
9.500%, due 06/01/33[1]		50,000	49,191
Silgan Holdings, Inc. 4.250%, due 02/15/31[3]	EUR	125,000	142,831
4.250%, due 02/15/31[1]		$100,000	114,265
Sword Purchaser LLC 7.250%, due 04/15/33[3]		125,000	148,660
8.250%, due 04/15/33[1]		100,000	102,284
TriMas Corp. 4.125%, due 04/15/29[1]		150,000	143,300
Trivium Packaging Finance BV 6.625%, due 07/15/30[1]	EUR	100,000	119,932
			2,752,382
Pharmaceuticals—1.9%
1261229 BC Ltd. 10.000%, due 04/15/32[1]		$600,000	613,349
AbbVie, Inc. 5.600%, due 03/15/55		25,000	23,566
Accendra Health, Inc. 9.000%, due 06/15/32[1]		18,872	18,011
9.750%, due 06/15/33[1]		14,900	9,461
9.750%, due 06/15/33[1]		43,250	28,869
Amneal Pharmaceuticals LLC 6.875%, due 08/01/32[1]		50,000	51,375
Bausch Health Americas, Inc. 8.500%, due 01/31/27[1]		50,000	49,709
Bausch Health Cos., Inc. 4.875%, due 06/01/28[1]		50,000	46,501
5.000%, due 01/30/28[1]		50,000	45,288
5.250%, due 01/30/30[1]		50,000	33,875
5.250%, due 02/15/31[1]		50,000	30,450
6.250%, due 02/15/29[1]		25,000	19,625
7.000%, due 01/15/28[1]		75,000	68,250
7.250%, due 05/30/29[1]		100,000	78,580
11.000%, due 09/30/28[1]		125,000	127,714
14.000%, due 10/15/30[1]		25,000	22,680
BellRing Brands, Inc. 7.000%, due 03/15/30[1]		150,000	148,275
Cheplapharm Arzneimittel GmbH 7.125%, due 06/15/31[3]	EUR	100,000	117,116
CVS Health Corp. (fixed, converts to FRN on 12/10/34), 6.750%, due 12/10/54[6]		$25,000	25,758
(fixed, converts to FRN on 03/10/30), 7.000%, due 03/10/55[6]		125,000	128,705
Dolcetto Holdco SpA 5.625%, due 07/14/32[1]	EUR	200,000	231,443
Endo Finance Holdings LP 8.500%, due 04/15/31[1]		$25,000	26,328
Grifols SA 7.500%, due 05/01/30[3]	EUR	200,000	240,077
HLF Financing SARL LLC/ Herbalife International, Inc. 4.875%, due 06/01/29[1]		$50,000	46,499

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Pharmaceuticals—(continued)
Nidda Healthcare Holding GmbH 5.625%, due 02/21/30[3]	EUR	200,000	$232,134
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, due 04/30/31[1]		$200,000	197,952
Rossini SARL 6.750%, due 12/31/29[1]	EUR	100,000	119,366
Teva Pharmaceutical Finance Netherlands II BV 4.125%, due 06/01/31		$100,000	115,027
7.875%, due 09/15/31		100,000	134,297
			3,030,280
Pipelines—4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, due 06/15/29[1]		25,000	24,922
5.750%, due 10/15/33[1]		50,000	49,110
5.750%, due 07/01/34[1]		75,000	73,512
6.625%, due 02/01/32[1]		75,000	76,334
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[1]		50,000	51,293
7.250%, due 07/15/32[1]		25,000	25,683
Buckeye Partners LP 5.850%, due 11/15/43		50,000	44,391
6.750%, due 02/01/30[1]		50,000	51,226
6.875%, due 07/01/29[1]		100,000	102,273
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500%, due 06/15/31[1]		250,000	243,410
Delek Logistics Partners LP/Delek Logistics Finance Corp. 6.875%, due 06/01/34[1]		100,000	100,481
7.375%, due 06/30/33[1]		50,000	51,133
8.625%, due 03/15/29[1]		124,000	128,692
Energy Transfer LP (fixed, converts to FRN on 02/15/31), 6.500%, due 02/15/56[6]		100,000	100,011
(fixed, converts to FRN on 01/15/37), 6.700%, due 01/15/57[6]		75,000	73,891
(fixed, converts to FRN on 02/15/36), 6.750%, due 02/15/56[6]		75,000	75,232
(fixed, converts to FRN on 10/01/29), 7.125%, due 10/01/54[6]		75,000	76,588
Excelerate Energy LP 8.000%, due 05/15/30[1]		125,000	130,960
Genesis Energy LP/Genesis Energy Finance Corp. 6.750%, due 03/15/34		25,000	24,935
7.875%, due 05/15/32		175,000	180,746
8.000%, due 05/15/33		125,000	130,040
8.875%, due 04/15/30		50,000	52,201
Global Partners LP/GLP Finance Corp. 7.125%, due 07/01/33[1]		75,000	75,951
	Face amount	Value
Corporate bonds—(continued)
Pipelines—(continued)
Golar LNG Ltd. 7.500%, due 10/02/30[1]	$250,000	$253,947
Harvest Midstream I LP 6.750%, due 05/15/34[1]	50,000	50,199
7.500%, due 05/15/32[1]	75,000	76,896
Hess Midstream Operations LP 6.500%, due 06/01/29[1]	50,000	50,848
Howard Midstream Energy Partners LLC 6.625%, due 01/15/34[1]	75,000	75,837
6.625%, due 01/15/35[1]	125,000	124,931
7.375%, due 07/15/32[1]	125,000	129,208
ITT Holdings LLC 6.500%, due 08/01/29[1]	25,000	24,719
Kinetik Holdings LP 5.875%, due 06/15/30[1]	100,000	100,111
6.625%, due 12/15/28[1]	25,000	25,414
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.500%, due 02/15/28[1]	150,000	152,956
New Fortress Energy, Inc. 6.500%, due 09/30/26[1]	50,000	8,000
NFE Brazil Financing Ltd. 12.000%, due 06/19/29[1]	44,572	40,456
NFE Financing LLC 12.000%, due 11/15/29[1,9]	125,000	40,781
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, due 02/15/29[1]	175,000	179,389
8.375%, due 02/15/32[1]	100,000	103,989
Northriver Midstream Finance LP 6.750%, due 07/15/32[1]	125,000	125,967
NuStar Logistics LP 5.625%, due 04/28/27	25,000	25,074
6.375%, due 10/01/30	175,000	178,527
ONEOK, Inc. 5.050%, due 04/01/45	75,000	63,240
5.450%, due 06/01/47	125,000	109,332
5.600%, due 04/01/44	25,000	22,687
Plains All American Pipeline LP Series B, 3 mo. USD Term SOFR + 4.372%, 8.023%, due 08/30/26[6,8]	50,000	49,976
Prairie Acquiror LP 9.000%, due 08/01/29[1]	75,000	77,364
Rockies Express Pipeline LLC 4.800%, due 05/15/30[1]	50,000	48,688
4.950%, due 07/15/29[1]	50,000	49,319
6.875%, due 04/15/40[1]	100,000	100,569
South Bow Canadian Infrastructure Holdings Ltd. (fixed, converts to FRN on 03/01/35), 7.500%, due 03/01/55[6]	50,000	52,763
(fixed, converts to FRN on 03/01/30), 7.625%, due 03/01/55[6]	75,000	78,002

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Pipelines—(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.000%, due 09/01/31[1]		$100,000	$98,398
7.375%, due 02/15/29[1]		75,000	76,705
Targa Resources Corp. 4.950%, due 04/15/52		50,000	40,649
6.500%, due 02/15/53		50,000	50,122
TransMontaigne Partners LLC 8.500%, due 06/15/30[1]		50,000	51,013
Transportadora de Gas del Sur SA 7.750%, due 11/20/35[1]		300,000	308,625
Venture Global Calcasieu Pass LLC 4.125%, due 08/15/31[1]		25,000	23,158
6.000%, due 05/01/36[1]		50,000	49,416
6.250%, due 01/15/30[1]		50,000	50,893
Venture Global LNG, Inc. 6.375%, due 12/15/34[1]		75,000	73,044
6.625%, due 06/15/36[1]		50,000	49,003
8.375%, due 06/01/31[1]		25,000	25,845
(fixed, converts to FRN on 09/30/29), 9.000%, due 09/30/29[1,6,8]		100,000	99,598
9.500%, due 02/01/29[1]		225,000	240,844
9.875%, due 02/01/32[1]		150,000	159,702
Venture Global Plaquemines LNG LLC 6.125%, due 12/15/30[1]		125,000	126,980
6.500%, due 01/15/34[1]		325,000	335,355
6.500%, due 06/15/34[1]		125,000	128,916
6.750%, due 01/15/36[1]		100,000	104,670
7.500%, due 05/01/33[1]		50,000	54,251
Western Midstream Operating LP 5.300%, due 03/01/48		50,000	41,853
			6,551,244
Real estate—2.3%
Alpha Star Holding IX Ltd. 7.000%, due 08/26/28[3]		400,000	390,300
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp. 7.000%, due 04/15/30[1]		244,400	246,252
Anywhere Real Estate Group LLC/ Realogy Co-Issuer Corp. 5.250%, due 04/15/30[1]		50,000	47,932
5.750%, due 01/15/29[1]		125,000	123,153
9.750%, due 04/15/30[1]		50,000	53,572
Aroundtown Finance SARL (fixed, converts to FRN on 05/30/31), 5.250%, due 04/30/31[3,6,8]	EUR	150,000	164,464
CPI Property Group SA 6.000%, due 01/27/32[3]		$200,000	221,937
(fixed, converts to FRN on 01/07/31), 8.875%, due 10/09/30[3,6,8]	GBP	100,000	122,275
Dar Al-Arkan Sukuk Co. Ltd. 7.250%, due 07/02/30[3]		$300,000	293,964
Five Point Operating Co. LP 8.000%, due 10/01/30[1]		75,000	76,868
	Face amount		Value
Corporate bonds—(continued)
Real estate—(continued)
Heimstaden AB (fixed, converts to FRN on 01/15/27), 6.750%, due 10/15/26[3,6,8]	EUR	100,000	$121,235
7.361%, due 01/24/31[3]		$100,000	117,062
Heimstaden Bostad AB (fixed, converts to FRN on 05/01/27), 2.625%, due 02/01/27[3,6,8]		475,000	539,727
Howard Hughes Corp. 4.125%, due 02/01/29[1]		125,000	120,488
5.875%, due 03/01/32[1]		25,000	24,420
6.125%, due 03/01/34[1]		25,000	24,371
IWG U.S. Finance LLC 6.500%, due 06/28/30[3]	EUR	100,000	123,290
Neinor Homes SA 5.875%, due 02/15/30[1]		$100,000	119,039
New Immo Holding SA 4.875%, due 12/08/28[3]		100,000	115,701
Ronshine China Holdings Ltd. 8.100%, due 06/09/23[3,9]		50,000	75
Samhallsbyggnadsbolaget I Norden Holding AB 2.250%, due 07/12/27[3]	EUR	100,000	111,251
2.375%, due 08/04/26[3]		$100,000	115,315
5.000%, due 10/20/29[3]		250,000	271,392
Signa Development Finance SCS 5.500%, due 07/23/26[3,9]		100,000	21,622
5.500%, due 07/23/26[1,9]		200,000	43,243
			3,608,948
Real estate investment trusts—3.0%
Alexandrite Monnet U.K. Holdco PLC 6.875%, due 05/31/31[1]		100,000	117,072
Arbor Realty SR, Inc. 7.875%, due 07/15/30[1]		75,000	68,197
8.500%, due 12/15/28[1]		25,000	23,968
Blackstone Mortgage Trust, Inc. 3.750%, due 01/15/27[1]		125,000	123,642
Brandywine Operating Partnership LP 6.125%, due 01/15/31		25,000	24,028
CTR Partnership LP/ CareTrust Capital Corp. 3.875%, due 06/30/28[1]		25,000	24,343
Iron Mountain Information Management Services, Inc. 5.000%, due 07/15/32[1]		325,000	308,811
Iron Mountain, Inc. 4.500%, due 02/15/31[1]		200,000	189,289
4.750%, due 01/15/34[3]	EUR	400,000	448,813
4.875%, due 09/15/29[1]		$75,000	73,172
5.000%, due 07/15/28[1]		50,000	49,516
5.250%, due 03/15/28[1]		75,000	74,729
5.250%, due 07/15/30[1]		325,000	317,594
6.250%, due 01/15/35[1]		100,000	98,741

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Real estate investment trusts—(continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250%, due 02/01/27[1]		$25,000	$24,870
7.000%, due 07/15/31[1]		25,000	25,841
Millrose Properties, Inc. 6.250%, due 09/15/32[1]		50,000	49,958
6.375%, due 08/01/30[1]		125,000	125,924
MPT Operating Partnership LP/ MPT Finance Corp. 0.993%, due 10/15/26	EUR	200,000	228,161
3.500%, due 03/15/31		$250,000	170,646
4.625%, due 08/01/29		25,000	20,034
5.000%, due 10/15/27		150,000	145,548
7.000%, due 02/15/32[3]	EUR	100,000	116,003
8.500%, due 02/15/32[1]		$125,000	127,039
Park Intermediate Holdings LLC/ PK Domestic Property LLC/ PK Finance Co-Issuer 4.875%, due 05/15/29[1]		125,000	121,836
5.875%, due 10/01/28[1]		50,000	49,932
7.000%, due 02/01/30[1]		50,000	50,808
Pebblebrook Hotel LP/PEB Finance Corp. 6.375%, due 10/15/29[1]		100,000	100,931
Prologis LP 5.250%, due 06/15/53		50,000	45,083
RHP Hotel Properties LP/RHP Finance Corp. 4.500%, due 02/15/29[1]		100,000	97,689
5.750%, due 03/15/34[1]		50,000	48,964
6.500%, due 04/01/32[1]		100,000	101,693
6.500%, due 06/15/33[1]		25,000	25,436
Rithm Capital Corp. 8.000%, due 04/01/29[1]		75,000	75,584
8.000%, due 07/15/30[1]		125,000	125,007
8.500%, due 06/01/31[1]		75,000	75,183
RLJ Lodging Trust LP 4.000%, due 09/15/29[1]		200,000	190,507
Service Properties Trust 4.375%, due 02/15/30		50,000	45,300
4.950%, due 10/01/29		75,000	70,098
Starwood Property Trust, Inc. 6.000%, due 04/15/30[1]		100,000	100,257
6.125%, due 06/01/31[1]		25,000	24,941
6.500%, due 07/01/30[1]		50,000	50,782
6.500%, due 10/15/30[1]		50,000	50,689
Uniti Group LP/Uniti Fiber Holdings, Inc./ CSL Capital LLC 6.000%, due 01/15/30[1]		150,000	143,125
XHR LP 4.875%, due 06/01/29[1]		75,000	73,067
6.625%, due 05/15/30[1]		50,000	51,067
			4,693,918
	Face amount		Value
Corporate bonds—(continued)
Retail—3.0%
1011778 BC ULC/New Red Finance, Inc. 4.000%, due 10/15/30[1]		$390,000	$366,445
6.125%, due 06/15/29[1]		75,000	75,782
Academy Ltd. 5.875%, due 05/15/31[1]		50,000	49,461
Advance Auto Parts, Inc. 7.375%, due 08/01/33[1]		50,000	51,607
Asbury Automotive Group, Inc. 4.500%, due 03/01/28		15,000	14,835
4.625%, due 11/15/29[1]		50,000	48,492
5.000%, due 02/15/32[1]		25,000	23,820
Bath & Body Works, Inc. 6.625%, due 10/01/30[1]		50,000	50,808
6.750%, due 07/01/36		150,000	148,342
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.500%, due 07/01/32[1]		75,000	72,561
Boots Group Finco LP 5.375%, due 08/31/32[3]	EUR	100,000	117,624
Carvana Co. 9.000%, due 06/01/30[1]		$53,250	54,886
9.000%, due 06/01/31[1]		25,000	27,498
CD&R Firefly Bidco PLC 8.625%, due 04/30/29[3]	GBP	100,000	138,789
Dufry One BV 4.750%, due 04/18/31[3]	EUR	150,000	176,037
Eroski S Coop 5.750%, due 05/15/31[1]		$100,000	119,483
Ferrellgas LP/Ferrellgas Finance Corp. 5.875%, due 04/01/29[1]		250,000	243,933
9.250%, due 01/15/31[1]		125,000	131,472
Fertitta Entertainment LLC/ Fertitta Entertainment Finance Co., Inc. 6.750%, due 01/15/30[1]		200,000	196,403
FirstCash, Inc. 4.625%, due 09/01/28[1]		50,000	49,076
5.625%, due 01/01/30[1]		50,000	49,222
6.875%, due 03/01/32[1]		75,000	76,078
Gap, Inc. 3.625%, due 10/01/29[1]		25,000	23,518
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.750%, due 01/15/32[1]		200,000	194,055
LBM Acquisition LLC 6.250%, due 01/15/29[1]		75,000	48,058
LCM Investments Holdings II LLC 4.875%, due 05/01/29[1]		75,000	73,159
8.250%, due 08/01/31[1]		75,000	78,138
Lithia Motors, Inc. 3.875%, due 06/01/29[1]		100,000	96,009
4.625%, due 12/15/27[1]		150,000	149,277
5.500%, due 10/01/30[1]		25,000	24,642
Macy's Retail Holdings LLC 4.500%, due 12/15/34		50,000	44,927

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Retail—(continued)
5.125%, due 01/15/42		$125,000	$101,430
6.375%, due 03/15/37		25,000	23,254
Men's Wearhouse LLC 9.000%, due 02/01/31[1]		25,000	26,661
Michaels Cos., Inc. 8.500%, due 03/15/33[1]		100,000	99,063
11.000%, due 03/15/34[1]		25,000	24,472
Murphy Oil USA, Inc. 3.750%, due 02/15/31[1]		25,000	23,248
4.750%, due 09/15/29		50,000	49,111
5.875%, due 06/01/34[1]		50,000	49,540
Park River Holdings, Inc. 8.000%, due 03/15/31[1]		50,000	49,771
Punch Finance PLC 7.875%, due 12/30/30[3]	GBP	200,000	278,480
QXO Building Products, Inc. 6.750%, due 04/30/32[1]		$75,000	76,595
Sonic Automotive, Inc. 4.625%, due 11/15/29[1]		50,000	48,701
4.875%, due 11/15/31[1]		25,000	23,879
Staples, Inc. 10.750%, due 09/01/29[1]		100,000	95,685
12.750%, due 01/15/30[1]		69,659	54,995
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, due 06/01/31[1]		75,000	70,667
Superior Plus LP/Superior General Partner, Inc. 4.500%, due 03/15/29[1]		50,000	48,260
Takko Fashion GmbH 10.250%, due 04/15/30[1]	EUR	180,000	220,722
Yum! Brands, Inc. 5.375%, due 04/01/32		$225,000	221,996
			4,600,967
Savings & loans—0.0%†
Washington Mutual, Inc. 0.000%, due 09/21/17[2,4,9,10]		500,000	75
Semiconductors—0.6%
Amkor Technology, Inc. 5.875%, due 10/01/33[1]		50,000	48,636
ams-OSRAM AG 10.500%, due 03/30/29[3]	EUR	141,463	172,230
BE Semiconductor Industries NV 4.500%, due 07/15/31[1]		$125,000	148,084
4.500%, due 07/15/31[3]		100,000	118,467
Entegris, Inc. 5.950%, due 06/15/30[1]		25,000	25,008
MKS, Inc. 4.250%, due 02/15/34[3]	EUR	150,000	167,157
ON Semiconductor Corp. 3.875%, due 09/01/28[1]		$100,000	96,469
Synaptics, Inc. 4.000%, due 06/15/29[1]		125,000	122,757
			898,808
	Face amount		Value
Corporate bonds—(continued)
Software—1.3%
AthenaHealth Group, Inc. 6.500%, due 02/15/30[1]		$375,000	$361,717
Cloud Software Group LLC 6.500%, due 03/31/29[1]		325,000	317,578
8.250%, due 06/30/32[1]		75,000	70,949
9.000%, due 09/30/29[1]		100,000	97,975
CoreWeave, Inc. 9.000%, due 02/01/31[1]		100,000	90,269
9.250%, due 06/01/30[1]		100,000	93,456
9.625%, due 07/15/32[1]		125,000	111,879
9.750%, due 10/01/31[1]		350,000	317,577
OAK-Eagle Acquireco, Inc. 6.250%, due 07/01/33[3]	EUR	150,000	180,796
7.250%, due 07/01/33[1]		$75,000	77,713
8.750%, due 07/01/34[1]		25,000	26,337
Open Text Corp. 3.875%, due 02/15/28[1]		25,000	24,373
3.875%, due 12/01/29[1]		50,000	45,987
Open Text Holdings, Inc. 4.125%, due 02/15/30[1]		25,000	23,064
4.125%, due 12/01/31[1]		25,000	22,059
Playtika Holding Corp. 4.250%, due 03/15/29[1]		75,000	68,147
SS&C Technologies, Inc. 6.500%, due 06/01/32[1]		50,000	50,370
UKG, Inc. 6.875%, due 02/01/31[1]		25,000	24,494
			2,004,740
Telecommunications—7.6%
Altice Financing SA 3.000%, due 01/15/28[3]	EUR	175,000	129,986
Altice France Lux 3/Altice Holdings 1 10.000%, due 01/15/33[1]		$206,688	202,838
Altice France SA 4.750%, due 10/15/30[1]	EUR	304,878	341,169
6.500%, due 10/15/31[1]		$24,743	23,877
6.500%, due 04/15/32[1]		135,310	130,972
6.875%, due 10/15/30[1]		24,743	24,158
6.875%, due 07/15/32[1]		201,926	196,029
9.500%, due 11/01/29[1]		74,230	75,273
APLD ComputeCo 3 LLC 7.000%, due 06/15/31[1]		100,000	97,528
APLD ComputeCo LLC 9.250%, due 12/15/30[1]		300,000	318,827
AT&T, Inc. 3.550%, due 09/15/55		50,000	29,989
6.000%, due 04/30/56		125,000	112,268
Axian Telecom Holding & Management PLC 7.250%, due 07/11/30[1]		200,000	202,064
Black Pearl Compute LLC 6.125%, due 02/15/31[1]		100,000	99,832
British Telecommunications Ltd. (fixed, converts to FRN on 12/03/30), 6.375%, due 12/03/55[3,6]	GBP	125,000	168,775

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Telecommunications—(continued)
C&W Senior Finance Ltd. 9.000%, due 01/15/33[1]		$400,000	$405,181
Cipher Compute LLC 7.125%, due 11/15/30[1]		150,000	153,002
Colombia Telecomunicaciones SA ESP 4.950%, due 07/17/30[3]		450,000	425,002
Core Scientific Finance I LLC 7.750%, due 05/15/31[1]		225,000	220,326
Digicel Group Holdings Ltd. Series 1B, 0.000%, due 12/31/30[1,4,5,10]		55,330	2,767
Series 3B, 0.000%, due 12/31/30[1,4,5,10]		45,961	460
Digicel International Finance Ltd./ Difl U.S. LLC 8.625%, due 08/01/32[1]		300,000	308,812
eircom Finance DAC 5.000%, due 04/30/31[3]	EUR	175,000	203,979
ELK Grove Village Property LLC 7.500%, due 06/15/31[1]		$50,000	48,163
Embarq LLC 7.995%, due 06/01/36		100,000	24,500
Eutelsat Communications SACA 6.250%, due 03/15/33[1]	EUR	100,000	118,045
Eutelsat SA 1.500%, due 10/13/28[3]		$100,000	110,957
Fibercop SpA 4.750%, due 06/30/30[3]		100,000	116,561
5.250%, due 03/17/55		100,000	97,661
6.000%, due 09/30/34[1]		200,000	192,733
Flash Compute LLC 7.250%, due 12/31/30[1]		100,000	100,982
Galaxy Helios Data Centers II LLC 9.875%, due 08/01/31[1]		375,000	376,020
HUT 8 DC LLC 6.192%, due 11/15/42[1]		25,000	24,307
Iliad Holding SAS 5.375%, due 04/15/30[1]	EUR	100,000	117,688
Level 3 Financing, Inc. 6.875%, due 06/30/33[1]		$25,000	25,299
7.000%, due 03/31/34[1]		125,000	127,152
7.500%, due 02/15/37[1]		25,000	24,830
8.500%, due 01/15/36[1]		75,000	78,029
Liberty Costa Rica Senior Secured Finance 10.875%, due 01/15/31[1]		156,000	162,159
Lumen Technologies, Inc. 4.500%, due 01/15/29[1]		75,000	71,250
5.375%, due 06/15/29[1]		50,000	47,812
Series G, 6.875%, due 01/15/28		25,000	24,969
Meridian Arc Holdco LLC 6.250%, due 04/30/31[1]		350,000	336,291
NJJ Continental SA 3.875%, due 10/15/30[3]	EUR	100,000	114,355
Nokia of America Corp. 6.450%, due 03/15/29		$75,000	76,050
	Face amount		Value
Corporate bonds—(continued)
Telecommunications—(continued)
Nokia OYJ 6.625%, due 05/15/39		$75,000	$75,220
PLT VII Finance SARL 6.000%, due 06/15/31[3]	EUR	225,000	266,020
PR RNO Property Owner 1 LLC 6.500%, due 05/01/31[1]		$50,000	47,081
Rogers Communications, Inc. (fixed, converts to FRN on 04/15/30), 7.000%, due 04/15/55[6]		25,000	25,150
(fixed, converts to FRN on 04/15/35), 7.125%, due 04/15/55[6]		25,000	25,231
SoftBank Group Corp. 3.875%, due 07/06/32[3]	EUR	100,000	101,548
5.750%, due 07/08/32[3]		$100,000	110,278
6.375%, due 07/10/33[3]		100,000	112,677
7.000%, due 04/22/32[3]		300,000	348,837
Stingray Compute LLC 6.000%, due 06/15/31[1]		50,000	48,779
SV RNO Property Owner 1 LLC 5.875%, due 03/01/31[1]		175,000	162,504
TalkTalk Telecom Group Ltd. 11.750%, due 03/01/28[1,7]	GBP	44,371	6
Telecom Argentina SA 9.500%, due 07/18/31[3]		$390,000	422,165
Telecommunications Co. Telekom Srbija AD Belgrade 7.250%, due 05/18/31[1]		250,000	246,875
Telecommunications Services of Trinidad & Tobago Ltd. 8.875%, due 10/18/29[3]		400,000	405,572
Telefonica Emisiones SA (fixed, converts to FRN on 04/19/31), 4.381%, due 01/19/31[3,6,8]	EUR	100,000	112,964
Telefonica Europe BV (fixed, converts to FRN on 05/03/30), 6.135%, due 02/03/30[3,6,8]		$100,000	121,020
Telefonica Moviles Chile SA 3.537%, due 11/18/31[3]		200,000	157,750
3.537%, due 11/18/31[1]		300,000	236,625
Telesat Canada/Telesat LLC 4.875%, due 06/01/27[1]		50,000	42,500
5.625%, due 12/06/26[1]		125,000	109,486
6.500%, due 10/15/27[1]		75,000	54,000
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.750%, due 04/15/28[1]		75,000	74,716
6.500%, due 02/15/29[1]		175,000	172,596
8.625%, due 06/15/32[1]		275,000	280,847
Uniti Group, Inc. 7.500%, due 12/01/27		25,000	27,876
Veon Midco BV 6.950%, due 06/01/31[1]		200,000	198,376
Verizon Communications, Inc. 6.730%, due 02/15/28[1]		25,000	25,208
Viasat, Inc. 6.500%, due 07/15/28[1]		50,000	49,608

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Telecommunications—(continued)
7.500%, due 05/30/31[1]		$50,000	$49,987
Vmed O2 U.K. Financing I PLC 4.250%, due 01/31/31[1]		200,000	159,126
4.750%, due 07/15/31[1]		200,000	158,110
Vodafone Group PLC (fixed, converts to FRN on 08/27/30), 3.000%, due 08/27/80[3,6]	EUR	100,000	109,321
(fixed, converts to FRN on 04/04/29), 7.000%, due 04/04/79[6]		$75,000	77,025
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, due 10/01/31[1]		300,000	312,309
WULF Compute LLC 7.750%, due 10/15/30[1]		375,000	389,613
Zayo Group Holdings, Inc. 5.750% Cash and 0.500% PIK, 9.250%, due 03/09/30[1,7]		98,395	98,272
7.125% Cash and 1.875% PIK, 13.750%, due 09/09/30[1,7]		120,800	118,384
			11,822,589
Textiles—0.0%†
Linx Capital Ltd. 15.200%, due 03/31/26[1,2,4,5,9]	EUR	555,920	59,811
Toys/Games/Hobbies—0.1%
Asmodee Group AB 4.250%, due 12/15/31[1]		$100,000	115,202
Mattel, Inc. 5.450%, due 11/01/41		25,000	22,526
			137,728
Transportation—0.9%
Beacon Mobility Corp. 7.250%, due 08/01/30[1]		50,000	51,590
Edge Finco PLC 8.125%, due 08/15/31[1]	GBP	200,000	279,498
Genesee & Wyoming, Inc. 6.250%, due 04/15/32[1]		$100,000	100,573
Mobico Group PLC 3.625%, due 11/20/28[3]	GBP	100,000	126,241
PODS LLC 8.750%, due 05/15/31[1]		$100,000	95,246
Rand Parent LLC 8.500%, due 02/15/30[1]		50,000	51,257
Seaspan Corp. Pte. Ltd. 5.500%, due 08/01/29[1]		75,000	72,738
Star Leasing Co. LLC 7.625%, due 02/15/30[1]		50,000	48,672
Watco Cos. LLC/Watco Finance Corp. 7.125%, due 08/01/32[1]		125,000	128,099
XPO, Inc. 6.250%, due 06/01/28[1]		50,000	50,374
7.125%, due 06/01/31[1]		50,000	51,327
7.125%, due 02/01/32[1]		50,000	51,549
	Face amount		Value
Corporate bonds—(continued)
Transportation—(continued)
Yinson Bergenia Production BV 8.498%, due 01/31/45[1]		$243,958	$260,882
			1,368,046
Trucking & leasing—0.3%
FTAI Aviation Investors LLC 5.875%, due 04/15/33[1]		125,000	123,327
7.000%, due 05/01/31[1]		100,000	102,779
7.000%, due 06/15/32[1]		225,000	229,730
7.875%, due 12/01/30[1]		25,000	26,048
			481,884
Water—0.2%
Holding d'Infrastructures des Metiers de l'Environnement SAS 4.875%, due 10/24/29[3]	EUR	300,000	353,358
Thames Water Super Senior Issuer PLC 9.750%, due 10/10/27[1]	GBP	20,679	29,238
Thames Water Utilities Ltd. 0.000%, due 03/22/27[1,10]		$1,500	1,854
			384,450
Total corporate bonds (cost—$152,466,372)			147,433,542
Loan assignments—0.6%
Apparel—0.0%†
Beach Acquisition Bidco LLC 1 mo. USD Term SOFR + 2.750%, 6.481%, due 09/12/32[6]		49,750	49,896
Building materials—0.1%
Quikrete Holdings, Inc. 1 mo. USD Term SOFR + 2.250%, 5.981%, due 02/10/32[6]		74,063	74,089
Diversified financial services—0.1%
Teide Ltd. 6 mo. EURIBOR + 10.000%, 10.000%, due 08/01/26[6]	EUR	150,851	65,812
Electric—0.0%†
Lightning Power LLC 1 mo. USD Term SOFR + 2.000%, 5.749%, due 08/18/31[6]		$49,125	49,139
Entertainment—0.0%†
Allen Media LLC 3 mo. USD Term SOFR + 5.500%, 9.382%, due 02/10/27[6]		69,451	50,873
Food—0.1%
Northeast Grocery, Inc. 3 mo. USD Term SOFR + 7.500%, 11.141%, due 12/13/28[6]		141,510	142,130

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Loan assignments—(continued)
Media—0.2%
Altice France SA 3 mo. USD Term SOFR + 6.875%, 10.628%, due 05/31/31[6]		$120,458	$122,441
iHeartCommunications, Inc. 1 mo. USD Term SOFR + 5.775%, 9.620%, due 05/01/29[6]		198,114	183,317
Sinclair Television Group, Inc. 3 mo. USD Term SOFR + 3.300%, 7.147%, due 12/31/29[6]		49,875	43,765
			349,523
Paper & forest products—0.1%
Glatfelter Corp. 3 mo. USD Term SOFR + 4.250%, 8.073%, due 11/04/31[6]		67,459	66,953
Pharmaceuticals—0.0%†
Bausch Health Cos., Inc. 1 mo. USD Term SOFR + 6.250%, 9.981%, due 10/08/30[6]		49,500	47,970
Total loan assignments (cost—$1,006,630)			896,385
Non-U.S. government agency obligations—0.1%
Ukraine—0.1%
Ukraine Government International Bonds Steps to 7.750% on 08/01/33, 3.000%, due 02/01/34[3] (cost—$99,917)		200,000	113,800
	Number of shares
Common stocks—0.8%
Aerospace & defense—0.0%
Evander Gold Mines Ltd.*,4,5	EUR	2,750	0
Biotechnology—0.1%
Keenova Therapeutics PLC*,4		985	96,284
Chemicals—0.0%†
Cornerstone CS*,4,5		1,205	0
SK Mohawk Holdings SCS*,4		548	4,110
			4,110
Consumer finance—0.0%†
Curo Group Holdings LLC*,4		824	10,712
Containers & packaging—0.1%
Ardagh Holdings SA*,4		10,614	59,704
Ardagh Holdings SA*,4	EUR	14,431	93,606
			153,310
Energy equipment & services—0.1%
Nine Energy Service, Inc.*,4		6,975	79,166
	Number of shares		Value
Common stocks—(continued)
Financial services—0.0%†
Iqera Group SAS*,4,5		421,500	$0
Mulhacen Pte. Ltd.*,4	EUR	291,077	6,713
			6,713
Gas utilities—0.0%†
Ferrellgas Partners LP*		1,620	37,017
Health care providers & services—0.0%†
Air Methods Corp.*,2,4		70	8,925
Hotels, restaurants & leisure—0.1%
Codere Group SA A1 Ordinary Shares*,2,4	EUR	2,541	102,555
Codere Group SA A2 Ordinary Shares*,2,4		634	25,589
			128,144
IT services—0.2%
Carnelian Point Holdings LP4,5		140	1,591
Carnelian Point Holdings LP*,4,5		9,478	107,765
Carnelian Point Holdings LP*,4,5		14,851	168,856
			278,212
Leisure products—0.0%
Teide 10 SL*,4,5	EUR	5,444,137	0
Media—0.0%†
SES SA*,4,12		5,083	75,610
Metals & mining—0.0%
Cloud Peak Energy, Inc.*,4,5		66	0
Paper & forest products—0.0%†
Hardwood Holdings LLC*,4		936	936
Pharmaceuticals—0.0%†
Mallinckrodt PLC*,4		459	44,867
Par Health, Inc.*,2,4		1,444	8,484
			53,351
Real estate management & development—0.0%
ADLER Group SA*,4,5	EUR	55,882	0
Wireless telecommunication services—0.2%
Luxco Co. Ltd.*,4		14,466	295,053
Total common stocks (cost—$1,745,661)			1,227,543
Preferred stocks—0.0%†
Oil, gas & consumable fuels—0.0%†
NGL Energy Partners LP Series B6,8 (cost—$39,696)		1,569	39,696
Investment companies—0.0%
Endo GUC Trust[4,5] (cost—$0)		25,821	0

PACE High Yield Investments

Portfolio of investments—July 31, 2026

	Number of warrants	Value
Warrants—0.0%†
Air Methods Corp.*,4,5	389	$0
Air Methods Corp.*,4,5	184	0
Audacy Capital Corp. expires 09/30/28*,4,5	23	0
Audacy Capital Corp. expires 09/30/28*,4,5	137	0
Audacy, Inc.*,4,12	113	339
Curo Group Holdings LLC expires 08/01/28*,4,12	1,440	2,340
Linx Synthetic expires 12/31/49*,4,5	2	14,115
Total warrants (cost—$12,255)		16,794
	Number of shares
Short-term investments—2.0%
Investment companies—2.0%
State Street Institutional U.S. Government Money Market Fund, 3.619%[13] (cost—$3,119,689)	3,119,689	3,119,689
Total investments—98.1% (cost—$158,490,220)		152,847,449
Other assets in excess of liabilities—1.9%		2,953,259
Net assets—100.0%		$155,800,708

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	26,094,628	USD	29,820,110	08/07/26	$(274,450)
SSB	GBP	1,840,994	USD	2,459,346	08/07/26	(21,844)
SSB	SEK	19,445	USD	2,016	08/07/26	(26)
SSB	USD	430,000	EUR	376,175	08/07/26	3,837
Net unrealized appreciation (depreciation)						$(292,483)

PACE High Yield Investments

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$116,183	$833,148	$278,212	$1,227,543
Preferred stocks	39,696	—	—	39,696
Investment companies	—	—	0	0
Warrants	—	2,679	14,115	16,794
Corporate bonds	—	147,366,320	67,222	147,433,542
Loan assignments	—	896,385	—	896,385
Non-U.S. government agency obligations	—	113,800	—	113,800
Short-term investments	3,119,689	—	—	3,119,689
Forward foreign currency contracts	—	3,837	—	3,837
Total	$3,275,568	$149,216,169	$359,549	$152,851,286
Liabilities
Forward foreign currency contracts	$—	$(296,320)	$—	$(296,320)
Total	$—	$(296,320)	$—	$(296,320)

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $101,538,045, represented 65.2% of the Portfolio's net assets at period end.

2  This security is considered restricted. At period end, the value of restricted security was $416,420, represented 0.3% of the Fund's net assets.

PACE High Yield Investments

Portfolio of investments—July 31, 2026

Portfolio footnotes—(continued)

The table below provides further information:

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net asset	Value at 07/31/26	Value as a percentage of net assets
Air Methods Corp.	01/04/24	$1,706	0.0%	$8,925	0.0%
Clear Channel Outdoor Holdings, Inc.	03/04/24	100,000	0.1	103,852	0.1
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	12/18/19	550,000	0.4	4,125	0.0
Codere Group SA A1 Ordinary Shares	11/18/24	67,279	0.0	102,555	0.1
Codere Group SA A2 Ordinary Shares	11/18/24	16,787	0.0	25,589	0.0
Credito Real SAB de CV SOFOM ER	06/25/20	0	0.0	17,844	0.0
Galapagos SA	06/15/21	34,145	0.0	159	0.0
Hertz Corp.	07/02/21	0	0.0	5	0.0
Iqera Group SAS	09/24/20	91,380	0.1	34,320	0.0
Linx Capital Ltd.	05/11/23	604,680	0.4	59,811	0.0
Par Health, Inc.	11/16/23	10,481	0.0	8,484	0.0
Washington Mutual, Inc.	09/21/17	0	0.0	75	0.0
Waste Pro USA, Inc.	01/13/25	50,000	0.0	50,676	0.0

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Floating or variable rate securities. The rates disclosed are as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

7  Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.

8  Perpetual investment. Date shown reflects the next call date.

9  Bond interest in default.

10  Zero coupon bond.

11  When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

12  Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.

13  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—96.3%
Aerospace & defense—1.2%
Boeing Co.*	6,797	$1,469,104
General Dynamics Corp.	3,272	1,254,550
Lockheed Martin Corp.	1,500	874,110
Northrop Grumman Corp.	10,440	5,663,491
		9,261,255
Air freight & logistics—0.3%
FedEx Corp.	8,110	2,493,014
Automobile components—0.7%
Aptiv PLC*	28,075	1,585,395
BorgWarner, Inc.	13,713	874,067
Magna International, Inc.[1]	48,200	3,306,520
		5,765,982
Automobiles—0.5%
General Motors Co.	41,840	3,717,902
Banks—6.3%
Bank of America Corp.	27,089	1,678,164
Citigroup, Inc.	133,522	17,684,989
Citizens Financial Group, Inc.	11,929	854,713
First Citizens BancShares, Inc., Class A	979	2,140,730
Huntington Bancshares, Inc.	793,455	13,520,473
M&T Bank Corp.	22,398	5,516,403
Truist Financial Corp.	36,700	1,902,528
U.S. Bancorp	56,872	3,583,505
Wells Fargo & Co.	37,240	3,219,398
		50,100,903
Beverages—2.7%
Constellation Brands, Inc., Class A	14,100	1,836,243
Diageo PLC	345,178	7,603,921
Keurig Dr. Pepper, Inc.	379,682	11,815,704
		21,255,868
Biotechnology—1.2%
Gilead Sciences, Inc.	74,389	9,686,192
Capital markets—9.2%
Bank of New York Mellon Corp.	115,002	17,978,262
Charles Schwab Corp.	150,216	15,808,732
Intercontinental Exchange, Inc.	74,064	11,293,279
Nasdaq, Inc.	99,991	9,418,152
Raymond James Financial, Inc.	71,015	12,497,220
State Street Corp.	9,205	1,695,193
TPG, Inc.	111,703	4,876,953
		73,567,791
Chemicals—2.6%
Axalta Coating Systems Ltd.*	446,731	15,997,437
Olin Corp.	47,500	879,225
PPG Industries, Inc.	33,400	3,691,368
		20,568,030
	Number of shares	Value
Common stocks—(continued)
Communications equipment—0.9%
F5, Inc.*	9,300	$3,743,901
Telefonaktiebolaget LM Ericsson, ADR	350,661	3,439,984
		7,183,885
Construction & engineering—0.1%
Fluor Corp.*	11,827	593,361
Construction materials—1.2%
Heidelberg Materials AG	53,298	9,895,153
Consumer finance—1.6%
American Express Co.	38,880	13,073,400
Distributors—0.2%
Genuine Parts Co.	14,300	1,778,491
Diversified telecommunication services—0.2%
Comcast Corp., Class A	73,400	1,758,664
Electric utilities—1.2%
American Electric Power Co., Inc.	68,664	8,778,692
PPL Corp.	20,060	706,313
		9,485,005
Electrical equipment—2.0%
Eaton Corp. PLC	20,520	8,519,904
Emerson Electric Co.	48,938	7,331,891
		15,851,795
Electronic equipment, instruments & components—2.3%
CDW Corp.	16,500	2,438,865
TE Connectivity PLC	77,892	16,021,605
		18,460,470
Energy equipment & services—0.4%
NOV, Inc.	70,100	1,362,043
SLB Ltd.	38,997	1,933,861
		3,295,904
Entertainment—0.9%
Universal Music Group NV1	437,021	7,274,528
Financial services—2.7%
Berkshire Hathaway, Inc., Class B*	25,549	13,069,336
Corebridge Financial, Inc.	63,163	1,970,054
Fidelity National Information Services, Inc.	83,777	3,750,696
Fiserv, Inc.*	44,900	2,421,906
		21,211,992
Food products—1.5%
Archer-Daniels-Midland Co.	79,801	6,325,825
Conagra Brands, Inc.	35,000	507,850
J.M. Smucker Co.	14,100	1,681,566
Kraft Heinz Co.	83,800	2,166,230
Mondelez International, Inc., Class A	26,500	1,651,215
		12,332,686

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Ground transportation—0.2%
Norfolk Southern Corp.	4,200	$1,409,016
Health care equipment & supplies—1.1%
GE HealthCare Technologies, Inc.	62,563	4,255,535
Medtronic PLC	29,337	2,505,087
Zimmer Biomet Holdings, Inc.	18,138	1,703,702
		8,464,324
Health care providers & services—6.7%
Centene Corp.*	15,500	964,410
Cigna Group	12,297	3,431,478
CVS Health Corp.	73,631	7,689,286
Elevance Health, Inc.	65,756	24,713,735
Henry Schein, Inc.*	142,099	12,184,989
Humana, Inc.	4,021	1,463,081
Labcorp Holdings, Inc.	5,606	1,733,375
UnitedHealth Group, Inc.	3,600	1,491,840
		53,672,194
Hotels, restaurants & leisure—1.8%
Aramark	250,950	14,296,622
Insurance—6.9%
American International Group, Inc.	189,941	14,925,564
Marsh & McLennan Cos., Inc.	143,814	27,280,078
Progressive Corp.	59,355	12,548,834
		54,754,476
Interactive media & services—3.3%
Alphabet, Inc., Class A	45,287	16,128,060
Meta Platforms, Inc., Class A	19,030	10,594,191
		26,722,251
IT services—0.1%
Cognizant Technology Solutions Corp., Class A	10,900	603,315
Life sciences tools & services—2.2%
IQVIA Holdings, Inc.*	75,504	17,744,950
Machinery—2.6%
CNH Industrial NV	254,745	2,611,136
Cummins, Inc.	1,093	693,181
Deere & Co.	2,100	1,244,607
Fortive Corp.	26,400	1,563,144
PACCAR, Inc.	20,332	2,697,650
Snap-on, Inc.	26,227	10,763,823
Stanley Black & Decker, Inc.	12,300	1,163,334
		20,736,875
Media—0.5%
Omnicom Group, Inc.	41,300	3,250,310
WPP PLC, ADR[1]	53,000	1,071,130
		4,321,440
Metals & mining—1.4%
Anglo American PLC	229,048	11,523,756
	Number of shares	Value
Common stocks—(continued)
Multi-utilities—1.4%
Dominion Energy, Inc.	52,400	$3,624,508
Sempra	81,444	7,211,866
		10,836,374
Oil, gas & consumable fuels—5.0%
APA Corp.[1]	168,400	6,284,688
ConocoPhillips	8,823	1,062,995
Diamondback Energy, Inc.	55,380	11,239,371
Ovintiv, Inc.	42,920	2,680,783
Shell PLC	154,414	7,041,455
Shell PLC, ADR	32,762	3,013,449
Williams Cos., Inc.	124,956	8,939,352
		40,262,093
Personal care products—1.9%
Unilever PLC, ADR	241,114	15,289,039
Pharmaceuticals—2.7%
AstraZeneca PLC	41,260	6,999,346
GSK PLC, ADR[1]	15,864	820,010
Merck & Co., Inc.	104,437	13,597,698
		21,417,054
Professional services—1.3%
Automatic Data Processing, Inc.	32,164	8,570,419
Leidos Holdings, Inc.	14,600	1,687,760
		10,258,179
Semiconductors & semiconductor equipment—2.7%
Broadcom, Inc.	28,460	11,078,909
NXP Semiconductors NV	40,440	9,267,230
QUALCOMM, Inc.	8,600	1,269,446
		21,615,585
Software—5.4%
Check Point Software Technologies Ltd.*	9,600	1,220,448
Microsoft Corp.	56,359	26,191,154
Salesforce, Inc.	4,900	901,698
SAP SE, ADR	27,300	5,012,826
Workday, Inc., Class A*	60,300	9,668,502
		42,994,628
Specialized REITs—2.9%
Crown Castle, Inc.	150,143	11,455,911
Gaming & Leisure Properties, Inc.	262,211	11,744,431
		23,200,342
Specialty retail—1.1%
Dick's Sporting Goods, Inc.[1]	40,908	8,014,286
Lithia Motors, Inc.[1]	2,200	847,924
		8,862,210
Technology hardware, storage & peripherals—2.7%
NetApp, Inc.	43,703	7,800,985
Samsung Electronics Co. Ltd.	75,049	13,818,028
		21,619,013

PACE Large Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Trading companies & distributors—1.3%
Ferguson Enterprises, Inc.	44,596	$10,450,181
Wireless telecommunication services—1.2%
T-Mobile U.S., Inc.	55,550	9,594,041
Total common stocks (cost—$618,222,827)		769,260,229
Short term investments—3.6%
Investment companies—3.6%
State Street Institutional U.S. Government Money Market Fund, 3.619%[2] (cost—$28,841,354)	28,841,354	28,841,354
	Number of shares	Value
Investment of cash collateral from securities loaned—1.9%
Money market funds—1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[2] (cost—$15,497,163)	15,497,163	$15,497,163
Total investments—101.8% (cost—$662,561,344)		813,598,746
Liabilities in excess of other assets—(1.8)%		(14,417,840)
Net assets—100.0%		$799,180,906

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$757,736,473	$11,523,756	$—	$769,260,229
Short-term investments	28,841,354	—	—	28,841,354
Investment of cash collateral from securities loaned	15,497,163	—	—	15,497,163
Total	$802,074,990	$11,523,756	$—	$813,598,746

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—89.3%
Aerospace & defense—3.0%
General Electric Co.	35,870	$12,915,711
Rocket Lab Corp.*	17,534	1,138,833
RTX Corp.	25,662	5,522,976
		19,577,520
Automobiles—1.2%
Tesla, Inc.*	24,656	7,673,194
Banks—0.1%
Bank of America Corp.	6,797	421,074
JPMorgan Chase & Co.	467	164,286
		585,360
Beverages—2.2%
Coca-Cola Co.	68,365	5,988,090
Monster Beverage Corp.*	84,821	8,175,048
		14,163,138
Biotechnology—3.1%
AbbVie, Inc.	972	243,914
Amgen, Inc.	8,301	3,197,213
Gilead Sciences, Inc.	38,146	4,966,991
Insmed, Inc.*	11,558	1,139,619
Natera, Inc.*	32,235	8,631,244
Revolution Medicines, Inc.*	12,335	2,313,182
		20,492,163
Broadline retail—1.4%
Amazon.com, Inc.*	33,033	8,971,102
Capital markets—2.7%
Charles Schwab Corp.	22,070	2,322,647
Goldman Sachs Group, Inc.	13,362	13,607,594
Interactive Brokers Group, Inc., Class A	1,362	119,842
Robinhood Markets, Inc., Class A*	11,847	1,025,476
State Street Corp.	2,078	382,685
		17,458,244
Communications equipment—2.5%
Ciena Corp.*	21,876	8,248,346
Cisco Systems, Inc.	36,702	4,257,065
Lumentum Holdings, Inc.*	5,606	4,002,348
		16,507,759
Construction & engineering—0.8%
Quanta Services, Inc.	8,109	5,411,622
Consumer finance—0.0%†
American Express Co.	587	197,379
Consumer staples distribution & retail—0.4%
Walmart, Inc.	21,366	2,375,899
Diversified telecommunication services—0.1%
Space Exploration Technologies Corp., Class A*,1	6,313	684,140
	Number of shares	Value
Common stocks—(continued)
Electrical equipment—2.4%
Bloom Energy Corp., Class A*	12,246	$2,520,349
GE Vernova, Inc.	10,363	10,262,375
Vertiv Holdings Co., Class A	11,448	2,765,494
		15,548,218
Electronic equipment, instruments & components—1.7%
Amphenol Corp., Class A	26,036	4,183,985
Celestica, Inc.*	4,188	1,388,071
Corning, Inc.	42,043	5,812,445
		11,384,501
Entertainment—0.0%†
Netflix, Inc.*	3,299	236,571
ROBLOX Corp., Class A*	936	33,322
		269,893
Financial services—2.3%
Berkshire Hathaway, Inc., Class B*	7,925	4,053,955
Mastercard, Inc., Class A	14,325	8,209,657
Visa, Inc., Class A	6,850	2,507,991
		14,771,603
Ground transportation—0.8%
Union Pacific Corp.	18,880	5,515,414
Health care providers & services—0.4%
Cigna Group	1,138	317,559
CVS Health Corp.	16,863	1,761,003
Hims & Hers Health, Inc.*,1	11,480	318,799
UnitedHealth Group, Inc.	767	317,845
		2,715,206
Hotels, restaurants & leisure—0.5%
DoorDash, Inc., Class A*	1,452	284,824
McDonald's Corp.	10,328	2,795,170
		3,079,994
Household products—0.2%
Procter & Gamble Co.	8,437	1,219,062
Industrial conglomerates—0.8%
3M Co.	30,171	5,318,544
Insurance—0.2%
Allstate Corp.	1,897	500,960
Progressive Corp.	1,683	355,820
Travelers Cos., Inc.	1,085	406,180
		1,262,960
Interactive media & services—8.9%
Alphabet, Inc., Class C	124,035	44,237,083
Meta Platforms, Inc., Class A	24,333	13,546,424
		57,783,507

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
IT services—1.2%
Accenture PLC, Class A	3,821	$633,980
Cloudflare, Inc., Class A*	373	104,060
DigitalOcean Holdings, Inc.*	14,078	1,654,165
Snowflake, Inc.*	3,469	1,017,388
Twilio, Inc., Class A*	22,546	4,449,453
		7,859,046
Life sciences tools & services—0.1%
Illumina, Inc.*	4,439	910,439
Machinery—2.1%
Caterpillar, Inc.	11,385	9,276,612
Deere & Co.	8,009	4,746,694
		14,023,306
Metals & mining—0.2%
Freeport-McMoRan, Inc.	17,719	1,109,741
Steel Dynamics, Inc.	834	209,551
		1,319,292
Oil, gas & consumable fuels—1.6%
ExxonMobil Holdings Corp.	64,873	10,083,859
TotalEnergies SE1	4,859	426,912
Valero Energy Corp.	520	162,708
		10,673,479
Pharmaceuticals—4.9%
Bristol-Myers Squibb Co.	5,904	385,590
Eli Lilly & Co.	14,004	16,088,355
Johnson & Johnson	39,440	10,110,444
Merck & Co., Inc.	38,670	5,034,834
Novartis AG, ADR[1]	2,191	342,125
		31,961,348
Semiconductors & semiconductor equipment—25.5%
Advanced Micro Devices, Inc.*	41,171	19,603,572
Analog Devices, Inc.	13,057	4,797,272
Applied Materials, Inc.	3,114	1,580,884
Broadcom, Inc.	77,084	30,007,260
Cerebras Systems, Inc., Class A*	1,395	277,201
Intel Corp.*	562	50,692
Lam Research Corp.	38,172	11,185,160
Marvell Technology, Inc.	11,247	2,109,487
Micron Technology, Inc.	10,346	8,515,068
NVIDIA Corp.	348,954	70,052,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,489	9,091,178
Texas Instruments, Inc.	32,854	9,059,162
		166,329,652
Software—5.1%
AppLovin Corp., Class A*	1,634	646,901
Crowdstrike Holdings, Inc., Class A*	44,527	8,498,423
Microsoft Corp.	25,424	11,815,041
	Number of shares	Value
Common stocks—(continued)
Software—(continued)
Oracle Corp.	6,409	$832,337
Palantir Technologies, Inc., Class A*	2,054	252,765
Palo Alto Networks, Inc.*	32,375	10,742,996
Zoom Communications, Inc.*	2,413	231,817
		33,020,280
Specialty retail—0.2%
AutoZone, Inc.*	239	720,884
Carvana Co.*	10,368	646,548
		1,367,432
Technology hardware, storage & peripherals—10.8%
Apple, Inc.	134,690	41,607,088
Dell Technologies, Inc., Class C	23,274	9,434,581
Sandisk Corp.*	6,650	8,078,620
Western Digital Corp.	20,573	11,208,993
		70,329,282
Tobacco—1.8%
Altria Group, Inc.	7,190	491,293
Philip Morris International, Inc.	59,192	11,295,017
		11,786,310
Water utilities—0.1%
American Water Works Co., Inc.	2,381	319,459
Total common stocks (cost—$465,635,941)		582,865,747
Exchange traded funds—8.7%
Invesco QQQ Trust[1]	39,600	27,244,404
State Street SPDR S&P 500 ETF Trust	39,149	29,245,477
Total exchange traded funds (cost—$57,172,431)		56,489,881
Short term investments—2.2%
Investment companies—2.2%
State Street Institutional U.S. Government Money Market Fund, 3.619%[2] (cost—$14,650,556)	14,650,556	14,650,556
Investment of cash collateral from securities loaned—4.4%
Money market funds—4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[2] (cost—$28,678,726)	28,678,726	28,678,726
Total investments—104.6% (cost—$566,137,654)		682,684,910
Liabilities in excess of other assets—(4.6)%		(29,916,323)
Net assets—100.0%		$652,768,587

PACE Large Co Growth Equity Investments

Portfolio of investments—July 31, 2026

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$582,865,747	$—	$—	$582,865,747
Exchange traded funds	56,489,881	—	—	56,489,881
Short-term investments	14,650,556	—	—	14,650,556
Investment of cash collateral from securities loaned	28,678,726	—	—	28,678,726
Total	$682,684,910	$—	$—	$682,684,910

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—99.5%
Aerospace & defense—1.4%
Huntington Ingalls Industries, Inc.	3,066	$1,000,895
Textron, Inc.	19,638	1,674,336
V2X, Inc.*	14,320	1,292,237
		3,967,468
Automobile components—1.7%
Gentex Corp.	58,695	1,371,115
LCI Industries[1]	20,273	2,075,144
Visteon Corp.[1]	12,000	1,254,480
		4,700,739
Automobiles—0.7%
Thor Industries, Inc.[1]	24,918	1,868,102
Banks—6.3%
Banc of California, Inc.	62,589	1,198,579
Bank of Hawaii Corp.	17,136	1,369,166
BOK Financial Corp.	11,236	1,587,535
Columbia Banking System, Inc.	70,375	2,200,626
Commerce Bancshares, Inc.	38,210	2,264,707
First Financial Bankshares, Inc.	27,617	970,461
First Horizon Corp.	68,749	1,762,724
First Interstate BancSystem, Inc., Class A1	34,250	1,302,185
Glacier Bancorp, Inc.[1]	29,400	1,449,126
Southstate Bank Corp.	17,450	1,833,821
Western Alliance Bancorp	19,550	1,573,580
		17,512,510
Biotechnology—0.8%
Alkermes PLC*	17,843	874,128
BioMarin Pharmaceutical, Inc.*	19,879	1,193,138
		2,067,266
Building products—2.6%
Armstrong World Industries, Inc.	9,648	1,685,120
Builders FirstSource, Inc.*	29,506	1,960,379
Owens Corning	11,600	1,611,240
Zurn Elkay Water Solutions Corp., Class C	38,144	1,926,653
		7,183,392
Capital markets—2.5%
Artisan Partners Asset Management, Inc., Class A	29,050	1,139,922
Houlihan Lokey, Inc.	8,709	1,092,892
Invesco Ltd.	50,321	1,489,502
LPL Financial Holdings, Inc.	5,491	1,942,167
Virtus Investment Partners, Inc.[1]	8,528	1,358,937
		7,023,420
Chemicals—2.1%
Avient Corp.	20,361	739,512
HB Fuller Co.	24,539	1,357,007
Ingevity Corp.*	15,238	1,114,050
Mosaic Co.	41,690	922,183
Olin Corp.	82,948	1,535,367
		5,668,119
	Number of shares	Value
Common stocks—(continued)
Commercial services & supplies—0.9%
ABM Industries, Inc.	25,506	$1,221,993
Brink's Co.[1]	11,150	1,320,718
		2,542,711
Communications equipment—0.9%
F5, Inc.*	3,728	1,500,781
Viasat, Inc.*,1	12,118	932,238
		2,433,019
Construction & engineering—0.7%
Valmont Industries, Inc.	4,180	2,013,506
Consumer finance—1.5%
SLM Corp.	155,789	4,049,735
Consumer staples distribution & retail—2.3%
BJ's Wholesale Club Holdings, Inc.*	26,220	2,563,791
Dollar Tree, Inc.*	8,800	1,119,448
Performance Food Group Co.*	12,302	1,407,226
Sprouts Farmers Market, Inc.*,1	15,874	1,383,578
		6,474,043
Containers & packaging—3.1%
Avery Dennison Corp.	16,907	2,869,625
Crown Holdings, Inc.	11,480	1,352,918
Silgan Holdings, Inc.	61,866	2,473,403
Sonoco Products Co.[1]	34,675	1,954,283
		8,650,229
Distributors—0.4%
Pool Corp.	5,483	1,018,248
Diversified REITs—0.5%
WP Carey, Inc.	18,375	1,352,400
Diversified telecommunication services—0.3%
Lumen Technologies, Inc.*	109,729	700,071
Electric utilities—0.8%
Evergy, Inc.	14,830	1,231,038
Pinnacle West Capital Corp.[1]	10,515	1,061,910
		2,292,948
Electrical equipment—0.9%
Atkore, Inc.	8,665	632,198
Power Solutions International, Inc.*,1	12,263	338,582
Sensata Technologies Holding PLC	31,108	1,439,989
		2,410,769
Electronic equipment, instruments & components—4.3%
Arrow Electronics, Inc.*	11,003	2,382,920
Avnet, Inc.	24,864	2,208,918
Belden, Inc.[1]	8,078	1,002,076
Insight Enterprises, Inc.*	13,899	1,791,998
Littelfuse, Inc.	2,990	1,321,968
TD SYNNEX Corp.	6,234	1,594,034
Zebra Technologies Corp., Class A*	5,514	1,620,123
		11,922,037

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—1.4%
Cactus, Inc., Class A	13,218	$859,302
Patterson-UTI Energy, Inc.	273,303	2,864,216
		3,723,518
Entertainment—0.5%
Cinemark Holdings, Inc.	37,155	1,359,501
Financial services—2.4%
Essent Group Ltd.	19,437	1,282,065
Jack Henry & Associates, Inc.[1]	26,875	4,139,825
Walker & Dunlop, Inc.	26,145	1,299,145
		6,721,035
Food products—0.3%
Post Holdings, Inc.*,1	9,204	841,338
Gas utilities—1.1%
National Fuel Gas Co.	15,042	1,238,107
UGI Corp.	52,337	1,890,412
		3,128,519
Ground transportation—1.6%
Knight-Swift Transportation Holdings, Inc.	22,454	1,561,227
Landstar System, Inc.	6,838	1,195,077
Ryder System, Inc.	6,323	1,621,344
		4,377,648
Health care equipment & supplies—4.6%
Align Technology, Inc.*	5,691	962,689
Baxter International, Inc.	76,049	1,989,442
CONMED Corp.[1]	34,812	1,611,796
Envista Holdings Corp.*	70,945	1,937,508
Globus Medical, Inc., Class A*	15,150	1,193,668
Integer Holdings Corp.*	20,978	2,542,743
Lantheus Holdings, Inc.*	8,640	860,890
LivaNova PLC*	19,500	1,562,730
		12,661,466
Health care providers & services—2.2%
Acadia Healthcare Co., Inc.*,1	26,777	793,135
CorVel Corp.*	14,447	867,687
DaVita, Inc.*	3,985	956,759
Encompass Health Corp.	10,650	1,182,895
Molina Healthcare, Inc.*	4,070	796,173
Tenet Healthcare Corp.*	5,550	1,414,029
		6,010,678
Health care REITs—0.5%
CareTrust REIT, Inc.[1]	32,300	1,354,662
Health care technology—0.7%
Waystar Holding Corp.*,1	88,072	1,859,200
Hotels, restaurants & leisure—1.6%
Marriott Vacations Worldwide Corp.	14,402	1,404,339
Texas Roadhouse, Inc.	6,350	1,304,544
Wynn Resorts Ltd.[1]	16,225	1,611,305
		4,320,188
	Number of shares	Value
Common stocks—(continued)
Household durables—1.6%
Mohawk Industries, Inc.*,1	26,468	$3,258,211
Toll Brothers, Inc.	8,190	1,194,839
		4,453,050
Household products—0.5%
WD-40 Co.	5,945	1,350,347
Independent power and renewable electricity producers—0.3%
Talen Energy Corp.*	2,757	921,114
Industrial REITs—0.6%
First Industrial Realty Trust, Inc.	24,820	1,634,149
Insurance—4.5%
Assurant, Inc.	5,955	1,662,576
Everest Group Ltd.	4,360	1,631,294
First American Financial Corp.	40,684	3,050,893
Globe Life, Inc.	6,935	1,263,904
Lincoln National Corp.	29,565	1,348,460
RLI Corp.[1]	26,450	1,619,798
W.R. Berkley Corp.	24,997	1,813,282
		12,390,207
IT services—0.4%
Amdocs Ltd.	19,394	1,080,634
Leisure products—0.8%
Brunswick Corp.	17,849	1,410,071
Mattel, Inc.*,1	47,880	722,509
		2,132,580
Life sciences tools & services—1.8%
Avantor, Inc.*	165,002	2,273,728
Charles River Laboratories International, Inc.*	6,130	1,425,286
Revvity, Inc.	12,467	1,402,787
		5,101,801
Machinery—5.7%
Allison Transmission Holdings, Inc.	11,844	1,356,612
Graco, Inc.	19,642	1,559,182
ITT, Inc.	7,375	1,445,352
JBT Marel Corp.	8,293	1,148,332
Kadant, Inc.	4,696	1,444,020
Oshkosh Corp.	9,698	1,381,092
RBC Bearings, Inc.*	3,466	1,910,840
Terex Corp.	21,219	1,333,402
Timken Co.	13,033	1,792,689
Toro Co.	24,279	2,230,512
		15,602,033
Marine transportation—0.6%
Kirby Corp.*	11,900	1,560,566
Media—0.4%
Nexstar Media Group, Inc.	6,335	1,207,008
Metals & mining—1.5%
Alcoa Corp.	28,756	1,301,496
Commercial Metals Co.	20,600	1,415,632

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Metals & mining—(continued)
Reliance, Inc.	3,717	$1,509,474
		4,226,602
Mortgage real estate investment—0.9%
AGNC Investment Corp.[1]	106,000	1,129,960
Annaly Capital Management, Inc.	53,637	1,218,633
		2,348,593
Office REITs—0.8%
Highwoods Properties, Inc.[1]	28,200	934,266
Kilroy Realty Corp.[1]	36,131	1,402,605
		2,336,871
Oil, gas & consumable fuels—3.1%
Antero Resources Corp.*	27,300	986,622
California Resources Corp.	26,968	1,419,056
Chord Energy Corp.	11,900	1,670,522
DHT Holdings, Inc.	53,500	993,495
Ovintiv, Inc.	21,876	1,366,375
Permian Resources Corp., Class A	53,030	1,130,070
Scorpio Tankers, Inc.	13,755	1,070,964
		8,637,104
Passenger airlines—0.5%
SkyWest, Inc.*	11,783	1,260,428
Personal care products—0.1%
BellRing Brands, Inc.*	14,714	182,306
Pharmaceuticals—1.9%
Jazz Pharmaceuticals PLC*	12,101	3,059,859
Prestige Consumer Healthcare, Inc.*	23,669	1,188,657
Viatris, Inc.	57,177	1,004,028
		5,252,544
Professional services—3.4%
CACI International, Inc., Class A*	4,245	2,112,949
Insperity, Inc.	28,462	1,440,462
Korn Ferry	14,150	1,164,120
ManpowerGroup, Inc.	50,216	2,632,323
TransUnion	25,333	1,991,680
		9,341,534
Real estate management & development—0.6%
Cushman & Wakefield Ltd.*	118,175	1,585,909
Residential REITs—0.6%
Camden Property Trust	16,000	1,772,960
Retail REITs—0.6%
Federal Realty Investment Trust	13,939	1,729,691
Semiconductors & semiconductor equipment—3.1%
Axcelis Technologies, Inc.*	10,176	1,326,747
Diodes, Inc.*	9,857	811,428
Ichor Holdings Ltd.*	7,692	578,977
MKS, Inc.	3,460	1,029,177
Onto Innovation, Inc.*	7,605	1,966,501
	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Qorvo, Inc.*	11,975	$1,084,576
Skyworks Solutions, Inc.	17,182	1,070,095
Synaptics, Inc.*	7,060	757,679
		8,625,180
Software—3.9%
Commvault Systems, Inc.*	6,682	787,140
Docusign, Inc.*	30,575	1,676,427
Dynatrace, Inc.*	31,625	1,401,620
Gen Digital, Inc.	43,516	1,194,514
Progress Software Corp.*,1	40,169	1,630,460
Q2 Holdings, Inc.*	30,600	1,862,622
Teradata Corp.*	39,500	1,224,105
Trimble, Inc.*	19,144	1,083,167
		10,860,055
Specialized REITs—1.2%
Gaming & Leisure Properties, Inc.	33,550	1,502,704
Lamar Advertising Co., Class A	11,950	1,911,522
		3,414,226
Specialty retail—3.4%
Academy Sports & Outdoors, Inc.[1]	28,087	1,332,728
Asbury Automotive Group, Inc.*	3,371	781,061
Bath & Body Works, Inc.	48,466	975,136
Murphy USA, Inc.	3,320	2,017,763
National Vision Holdings, Inc.*,1	54,225	1,195,119
Sally Beauty Holdings, Inc.*,1	61,902	926,673
Signet Jewelers Ltd.[1]	11,650	1,082,285
Victoria's Secret & Co.*	12,140	1,076,575
		9,387,340
Textiles, apparel & luxury goods—1.9%
Capri Holdings Ltd.*	166,454	2,651,612
Kontoor Brands, Inc.	14,248	1,193,128
PVH Corp.	15,496	1,342,883
		5,187,623
Trading companies & distributors—3.2%
Boise Cascade Co.	19,029	1,453,435
Core & Main, Inc., Class A*	34,669	1,524,396
MSC Industrial Direct Co., Inc., Class A	9,366	1,155,764
Watsco, Inc.[1]	4,249	1,314,216
WESCO International, Inc.	9,447	3,244,950
		8,692,761
Total common stocks (cost—$227,895,690)		274,483,701
Short term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 3.619%[2] (cost—$2,636,686)	2,636,686	2,636,686

PACE Small/Medium Co Value Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Investment of cash collateral from securities loaned—7.1%
Money market funds—7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[2] (cost—$19,637,613)	19,637,613	$19,637,613
Total investments—107.5% (cost—$250,169,989)		296,758,000
Liabilities in excess of other assets—(7.5)%		(20,829,906)
Net assets—100.0%		$275,928,094

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$274,483,701	$—	$—	$274,483,701
Short-term investments	2,636,686	—	—	2,636,686
Investment of cash collateral from securities loaned	19,637,613	—	—	19,637,613
Total	$296,758,000	$—	$—	$296,758,000

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—99.0%
Aerospace & defense—2.9%
Astronics Corp.*	2,393	$166,290
ATI, Inc.*	16,256	3,047,025
Carpenter Technology Corp.	1,725	896,413
Ducommun, Inc.*	5,445	974,764
Loar Holdings, Inc.*,1	13,684	936,670
Mercury Systems, Inc.*	9,861	957,503
V2X, Inc.*	6,393	576,904
		7,555,569
Air freight & logistics—0.1%
Forward Air Corp.*	10,550	148,228
Automobile components—0.1%
QuantumScape Corp.*,1	27,620	144,176
Banks—0.4%
BCB Bancorp, Inc.	4,894	48,891
Live Oak Bancshares, Inc.	1,093	46,781
Popular, Inc.	5,287	926,335
		1,022,007
Beverages—0.5%
Vita Coco Co., Inc.*	21,020	1,386,059
Biotechnology—11.0%
Aduro Biotech, Inc.*,2,3	9,389	0
Akebia Therapeutics, Inc.*	187,276	247,204
Aldeyra Therapeutics, Inc.*	52,300	80,542
Alector, Inc.*	70,637	106,662
AnaptysBio, Inc.*	4,850	258,796
Arcus Biosciences, Inc.*	40,406	1,139,045
Arrowhead Pharmaceuticals, Inc.*	4,527	383,211
Aurinia Pharmaceuticals, Inc.*	54,962	817,835
Bridgebio Pharma, Inc.*	16,715	1,338,704
CareDx, Inc.*	40,939	1,789,444
Cogent Biosciences, Inc.*	16,729	651,260
Cytokinetics, Inc.*	11,746	905,969
Design Therapeutics, Inc.*	38,378	467,444
Eledon Pharmaceuticals, Inc.*,1	33,800	114,244
Exelixis, Inc.*	43,525	2,308,131
Foghorn Therapeutics, Inc.*,1	11,859	53,721
Gossamer Bio, Inc.*	145,404	24,646
Halozyme Therapeutics, Inc.*	36,093	2,979,116
Ironwood Pharmaceuticals, Inc.*	107,812	456,045
Krystal Biotech, Inc.*	1,375	469,040
MacroGenics, Inc.*,1	75,416	278,285
Madrigal Pharmaceuticals, Inc.*	436	203,752
MeiraGTx Holdings PLC*	49,821	587,390
Mirum Pharmaceuticals, Inc.*	4,622	489,701
Neurocrine Biosciences, Inc.*	14,054	2,344,207
Nurix Therapeutics, Inc.*	31,934	741,188
Palvella Therapeutics, Inc.*	3,499	486,501
Protagonist Therapeutics, Inc.*	5,635	769,966
Prothena Corp. PLC*	17,450	141,694
PTC Therapeutics, Inc.*	2,285	155,403
Rezolute, Inc.*	56,506	266,708
Sana Biotechnology, Inc.*,1	152,878	478,508
	Number of shares	Value
Common stocks—(continued)
Biotechnology—(continued)
Spyre Therapeutics, Inc.*	9,352	$919,582
Travere Therapeutics, Inc.*	57,159	3,194,617
Twist Bioscience Corp.*	6,899	631,603
Ultragenyx Pharmaceutical, Inc.*	64,331	1,602,485
UroGen Pharma Ltd.*	14,146	540,943
		28,423,592
Broadline retail—1.0%
Etsy, Inc.*	23,157	1,891,464
Pattern Group, Inc., Class A*	29,556	680,379
		2,571,843
Building products—1.5%
AAON, Inc.[1]	10,602	944,214
Armstrong World Industries, Inc.	1,130	197,366
CSW Industrials, Inc.	5,154	1,643,765
Simpson Manufacturing Co., Inc.	6,216	1,166,992
		3,952,337
Capital markets—2.4%
Acadian Asset Management, Inc.	15,029	1,299,858
Marex Group Ltd.	28,433	1,845,870
Piper Sandler Cos.	6,713	508,846
StoneX Group, Inc.*	21,277	1,629,180
WisdomTree, Inc.[1]	49,060	950,292
		6,234,046
Chemicals—0.2%
Flotek Industries, Inc.*,1	16,930	398,532
Solstice Advanced Materials, Inc.	3,717	223,652
		622,184
Commercial services & supplies—1.6%
ACV Auctions, Inc., Class A*	112,427	842,078
Casella Waste Systems, Inc., Class A*	9,277	832,240
Civeo Corp.*,1	8,777	276,563
RB Global, Inc.[1]	19,679	2,159,574
		4,110,455
Communications equipment—1.4%
Ciena Corp.*	1,588	598,756
Inseego Corp.*,1	3,000	21,090
Lantronix, Inc.*	63,037	339,139
Lumentum Holdings, Inc.*	3,812	2,721,539
		3,680,524
Construction & engineering—4.5%
Argan, Inc.	4,771	2,721,521
IES Holdings, Inc.*	1,181	879,302
Legence Corp., Class A*	17,726	1,133,223
MYR Group, Inc.*	5,321	1,773,064
Primoris Services Corp.	12,715	1,073,273
Shimmick Corp.*	1,000	3,780
Sterling Infrastructure, Inc.*	3,486	2,080,340
Tutor Perini Corp.	22,376	1,873,990
		11,538,493

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Consumer finance—3.1%
Ally Financial, Inc.	36,426	$1,578,339
Atlanticus Holdings Corp.*	2,772	292,418
Dave, Inc.*	9,535	3,553,599
Enova International, Inc.*	2,278	578,931
LendingTree, Inc.*	17,883	569,752
NerdWallet, Inc., Class A*	44,807	403,263
PROG Holdings, Inc.	12,753	561,387
Regional Management Corp.	2,648	85,451
SoFi Technologies, Inc.*,1	30,338	494,813
		8,117,953
Consumer staples distribution & retail—0.7%
Maplebear, Inc.*	40,508	1,806,657
Containers & packaging—0.1%
Ardagh Metal Packaging SA	33,494	158,427
Diversified consumer services—1.2%
Carriage Services, Inc.	607	24,505
Grand Canyon Education, Inc.*	14,294	2,077,490
Lincoln Educational Services Corp.*	9,377	392,146
OneSpaWorld Holdings Ltd.	10,844	279,341
Universal Technical Institute, Inc.*	8,237	323,797
		3,097,279
Diversified telecommunication services—0.2%
IDT Corp., Class B	6,095	401,417
Electrical equipment—1.4%
Bloom Energy Corp., Class A*	875	180,084
Electrovaya, Inc.*	18,326	150,639
Enovix Corp.*,1	20,720	84,745
GrafTech International Ltd.*	15,436	103,730
LSI Industries, Inc.	20,620	482,302
Powell Industries, Inc.	7,171	1,496,444
Power Solutions International, Inc.*	856	23,634
Vicor Corp.*	4,859	1,007,611
		3,529,189
Electronic equipment, instruments & components—1.2%
Cognex Corp.	22,140	1,444,414
Frequency Electronics, Inc.*,1	13,108	759,871
LightPath Technologies, Inc., Class A*,1	49,361	511,873
Napco Security Technologies, Inc.	6,868	254,665
RF Industries Ltd.*	7,247	89,283
		3,060,106
Energy equipment & services—1.7%
Cactus, Inc., Class A	17,218	1,119,342
Energy Services of America Corp.	18,939	272,343
National Energy Services Reunited Corp.*	82,017	2,211,178
Natural Gas Services Group, Inc.	19,612	718,584
		4,321,447
Entertainment—0.7%
CuriosityStream, Inc.	28,116	68,603
Madison Square Garden Entertainment Corp.*	19,116	1,476,902
Playtika Holding Corp.	45,911	183,185
		1,728,690
	Number of shares	Value
Common stocks—(continued)
Financial services—0.8%
Chime Financial, Inc., Class A*	44,149	$1,014,986
Marqeta, Inc., Class A*	43,476	754,743
Paysign, Inc.*	12,600	112,896
Priority Technology Holdings, Inc.*,1	22,574	146,731
		2,029,356
Food products—1.4%
Freshpet, Inc.*	24,086	1,434,080
Mama's Creations, Inc.*	116,737	2,151,463
		3,585,543
Ground transportation—1.4%
ArcBest Corp.	6,345	915,901
Avis Budget Group, Inc.*,1	4,113	565,291
Heartland Express, Inc.	16,806	205,537
Knight-Swift Transportation Holdings, Inc.	16,268	1,131,114
Lyft, Inc., Class A*	4,441	70,434
U-Haul Holding Co.*,1	5,377	381,283
Werner Enterprises, Inc.	8,988	336,331
		3,605,891
Health care equipment & supplies—4.9%
Alphatec Holdings, Inc.*	142,685	1,358,361
AngioDynamics, Inc.*	2,500	36,975
Axogen, Inc.*	43,183	1,822,754
Bioventus, Inc., Class A*,1	6,400	84,288
Butterfly Network, Inc.*	121,183	861,611
Ceribell, Inc.*	10,676	188,858
Glaukos Corp.*	12,285	2,048,155
iRadimed Corp.	7,160	650,558
Lantheus Holdings, Inc.*	16,650	1,659,006
LeMaitre Vascular, Inc.	8,835	895,162
Novocure Ltd.*	52,709	782,202
OrthoPediatrics Corp.*	13,978	282,216
Owlet, Inc.*,1	11,071	56,905
Sight Sciences, Inc.*	18,093	95,169
Tandem Diabetes Care, Inc.*	82,540	1,609,530
Treace Medical Concepts, Inc.*,1	30,379	130,934
		12,562,684
Health care providers & services—4.5%
agilon health, Inc.*	1,285	117,719
Astrana Health, Inc.*	20,758	738,154
BrightSpring Health Services, Inc.*	6,584	393,131
Ensign Group, Inc.	11,633	2,072,535
GeneDx Holdings Corp.*	6,719	437,474
Guardant Health, Inc.*	15,275	2,474,397
Guardian Pharmacy Services, Inc., Class A*	21,856	863,968
Hinge Health, Inc., Class A*	8,498	634,886
Option Care Health, Inc.*	32,764	754,555
Pennant Group, Inc.*	26,400	1,064,448
Privia Health Group, Inc.*	88,057	2,084,309
		11,635,576

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Health care technology—0.5%
Doximity, Inc., Class A*,1	25,948	$542,573
LifeMD, Inc.*,1	45,331	158,658
Phreesia, Inc.*	16,702	179,212
Schrodinger, Inc.*	33,127	501,543
		1,381,986
Hotels, restaurants & leisure—4.5%
Brinker International, Inc.*	195	41,671
DraftKings, Inc., Class A*	10,423	244,732
Dutch Bros, Inc., Class A*	13,147	865,467
First Watch Restaurant Group, Inc.*	85,290	1,095,976
Life Time Group Holdings, Inc.*	9,956	449,016
Lindblad Expeditions Holdings, Inc.*	57,301	1,694,964
Monarch Casino & Resort, Inc.	4,423	542,923
Rush Street Interactive, Inc.*	124,100	3,339,531
Super Group SGHC Ltd.	163,454	2,288,356
Target Hospitality Corp.*	27,434	416,997
Wingstop, Inc.	4,593	594,748
		11,574,381
Household durables—1.8%
Cavco Industries, Inc.*	2,557	1,398,756
GoPro, Inc., Class A*,1	231,613	173,478
SharkNinja, Inc.*	12,775	2,066,612
Sonos, Inc.*	68,609	1,005,808
		4,644,654
Household products—0.3%
WD-40 Co.	3,503	795,671
Independent power and renewable electricity producers—0.8%
Talen Energy Corp.*	6,273	2,095,809
Insurance—2.2%
Ethos Technologies, Inc., Class A*	31,220	637,513
Goosehead Insurance, Inc., Class A*,1	10,381	643,622
Kinsale Capital Group, Inc.	5,774	2,057,969
Neptune Insurance Holdings, Inc., Class A*	1,000	31,710
Oscar Health, Inc., Class A*	50,309	1,570,647
Root, Inc., Class A*	855	46,298
Trupanion, Inc.*	460	11,265
TWFG, Inc.*	29,776	797,997
		5,797,021
Interactive media & services—0.8%
Grindr, Inc.*,1	25,753	446,557
MediaAlpha, Inc., Class A*	60,777	752,419
QuinStreet, Inc.*	45,045	698,198
Travelzoo*,1	8,380	60,587
Yelp, Inc.*	5,233	138,308
		2,096,069
IT services—0.7%
Commerce.com, Inc.*	11,892	37,222
Crexendo, Inc.*	16,799	115,577
DigitalOcean Holdings, Inc.*	10,433	1,225,878
Kyndryl Holdings, Inc.*	37,208	504,168
		1,882,845
	Number of shares	Value
Common stocks—(continued)
Leisure products—0.3%
Peloton Interactive, Inc., Class A*	43,556	$278,323
Polaris, Inc.	7,620	511,149
		789,472
Life sciences tools & services—3.9%
10X Genomics, Inc., Class A*,1	47,362	2,238,802
Bio-Techne Corp.	5,964	429,945
Codexis, Inc.*	98,404	137,766
CryoPort, Inc.*	66,640	1,005,598
Medpace Holdings, Inc.*	4,786	2,762,048
Mesa Laboratories, Inc.	8,657	872,712
Repligen Corp.*,1	10,939	1,542,508
Stevanato Group SpA	53,978	1,071,463
		10,060,842
Machinery—2.8%
Albany International Corp., Class A	8,270	616,198
CECO Environmental Corp.*	14,100	929,049
Energy Recovery, Inc.*	21,737	188,025
ESCO Technologies, Inc.	1,678	529,057
FreightCar America, Inc.*,1	10,368	82,633
Graham Corp.*	15,154	1,453,269
Hillman Solutions Corp.*	108,903	857,067
Kadant, Inc.[1]	6,132	1,885,590
Perma-Pipe International Holdings, Inc.*	7,176	173,300
Timken Co.	2,159	296,970
Wabash National Corp.	25,408	319,124
		7,330,282
Media—0.0%†
MNTN, Inc., Class A*	7,194	66,329
Metals & mining—0.4%
Compass Minerals International, Inc.*	38,538	1,130,705
Mortgage real estate investment—0.0%†
Angel Oak Mortgage REIT, Inc.[1]	7,000	61,950
Oil, gas & consumable fuels—0.1%
PrimeEnergy Resources Corp.*,1	1,305	240,251
Passenger airlines—0.9%
American Airlines Group, Inc.*	144,141	2,201,033
Personal care products—0.1%
Herbalife Ltd.*	1,226	15,227
Nature's Sunshine Products, Inc.*	9,173	184,836
Niagen Bioscience, Inc.*	31,291	106,389
		306,452
Pharmaceuticals—2.9%
Arvinas, Inc.*	14,107	113,279
Axsome Therapeutics, Inc.*	5,691	1,240,581
BioAge Labs, Inc.*	3,521	31,830
Biote Corp., Class A*	4,500	10,125
Corcept Therapeutics, Inc.*	16,745	1,917,135
LB Pharmaceuticals, Inc.*,1	12,918	517,754
Ligand Pharmaceuticals, Inc.*,1	5,195	1,493,770

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals—(continued)
Nuvation Bio, Inc.*,1	169,201	$1,071,042
Ocular Therapeutix, Inc.*	52,943	432,544
Septerna, Inc.*	7,222	248,798
Tarsus Pharmaceuticals, Inc.*	8,297	489,855
		7,566,713
Professional services—2.8%
Barrett Business Services, Inc.	35,113	1,370,812
Exponent, Inc.	18,785	1,255,777
Franklin Covey Co.*	6,871	147,383
Insperity, Inc.	34,710	1,756,673
Paylocity Holding Corp.*	13,126	1,810,010
RCM Technologies, Inc.*	900	25,461
TriNet Group, Inc.	12,429	818,201
		7,184,317
Real estate management & development—0.3%
AGNT, Inc.[1]	97,172	393,547
Real Brokerage, Inc.*	259,297	414,875
		808,422
Retail REITs—0.0%†
Alexander's, Inc.	300	76,500
Semiconductors & semiconductor equipment—6.2%
ACM Research, Inc., Class A*	10,515	825,112
Ambarella, Inc.*	26,272	2,259,392
Ambiq Micro, Inc.*	1,310	83,303
Diodes, Inc.*	8,506	700,214
Ichor Holdings Ltd.*	9,475	713,183
Impinj, Inc.*	5,007	757,859
Kopin Corp.*,1	80,430	283,114
Kulicke & Soffa Industries, Inc.	14,294	1,275,025
Onto Innovation, Inc.*	4,819	1,246,097
Penguin Solutions, Inc.*	21,746	1,144,492
Power Integrations, Inc.	11,580	703,022
Semtech Corp.*	13,220	1,557,580
Silicon Motion Technology Corp., ADR	5,713	1,448,817
SiTime Corp.*	3,323	1,778,469
SolarEdge Technologies, Inc.*,1	8,758	360,830
Ultra Clean Holdings, Inc.*	10,573	880,837
		16,017,346
Software—11.0%
Agilysys, Inc.*	10,925	1,148,873
Alarm.com Holdings, Inc.*	22,835	1,250,216
Amplitude, Inc., Class A*	37,169	330,061
Appfolio, Inc., Class A*	4,702	847,253
Appian Corp., Class A*	38,499	1,037,933
Arteris, Inc.*	30,617	914,836
Asana, Inc., Class A*,1	86,346	718,399
AudioEye, Inc.*	7,650	44,293
Blend Labs, Inc., Class A*	191,218	340,368
CCC Intelligent Solutions Holdings, Inc.*	184,717	1,124,927
Clear Secure, Inc., Class A	4,387	242,338
Commvault Systems, Inc.*	12,122	1,427,972
Core Scientific, Inc.*	30,409	630,074
	Number of shares	Value
Common stocks—(continued)
Software—(continued)
CS Disco, Inc.*	8,275	$32,272
Descartes Systems Group, Inc.*	19,584	1,471,933
Docusign, Inc.*	6,651	364,674
Dropbox, Inc., Class A*	50,298	1,637,703
Guidewire Software, Inc.*	6,079	923,643
InterDigital, Inc.[1]	2,240	682,808
JFrog Ltd.*	12,252	977,587
Manhattan Associates, Inc.*	8,369	1,601,492
Netskope, Inc., Class A*,1	85,290	1,073,801
Ooma, Inc.*	11,513	250,408
Porch Group, Inc.*	14,702	212,444
Q2 Holdings, Inc.*	2,719	165,506
Red Violet, Inc.*	25,948	1,800,272
Rimini Street, Inc.*	14,434	69,428
Rubrik, Inc., Class A*	24,110	1,744,600
ServiceTitan, Inc., Class A*,1	9,592	796,712
Telos Corp.*	6,589	29,255
Tyler Technologies, Inc.*	3,008	931,277
Varonis Systems, Inc.*	45,892	1,833,385
Weave Communications, Inc.*	49,215	321,866
Workiva, Inc.*	23,592	1,410,802
		28,389,411
Specialty retail—2.6%
Arhaus, Inc.	86,360	639,928
Arko Corp.	4,311	34,445
Boot Barn Holdings, Inc.*	3,303	492,114
Citi Trends, Inc.*	6,868	457,889
Envela Corp.*,1	5,053	109,549
Five Below, Inc.*	15,970	3,467,566
Floor & Decor Holdings, Inc., Class A*	13,053	751,461
RealReal, Inc.*	7,058	85,331
RH*	2,711	448,725
Stitch Fix, Inc., Class A*	30,900	124,218
		6,611,226
Textiles, apparel & luxury goods—0.4%
Figs, Inc., Class A*	87,833	939,813
Fossil Group, Inc.*,1	25,262	125,047
		1,064,860
Trading companies & distributors—1.7%
Alta Equipment Group, Inc.*	2,555	16,812
Global Industrial Co.	7,116	254,326
Karat Packaging, Inc.	4,488	180,597
NPK International, Inc.*	88,450	1,104,740
Transcat, Inc.*	12,811	1,093,675
Xometry, Inc., Class A*	19,318	1,655,939
		4,306,089
Wireless telecommunication services—0.1%
Gogo, Inc.*	50,100	209,418
Total common stocks (cost—$216,587,518)		255,719,782

PACE Small/Medium Co Growth Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Exchange traded funds—0.7%
iShares Russell 2000 Growth ETF[1] (cost—$1,765,655)	4,724	$1,751,045
Short term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.619%[4] (cost—$1,707,885)	1,707,885	1,707,885
Investment of cash collateral from securities loaned—5.0%
Money market funds—5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[4] (cost—$12,870,011)	12,870,011	12,870,011
Total investments—105.4% (cost—$232,931,069)		272,048,723
Liabilities in excess of other assets—(5.4)%		(13,892,823)
Net assets—100.0%		$258,155,900

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$255,719,782	$—	$0	$255,719,782
Exchange traded funds	1,751,045	—	—	1,751,045
Short-term investments	1,707,885	—	—	1,707,885
Investment of cash collateral from securities loaned	12,870,011	—	—	12,870,011
Total	$272,048,723	$—	$0	$272,048,723

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE International Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—112.4%
Australia—4.5%
ASX Ltd.[1]	23,609	$910,687
Aurizon Holdings Ltd.	883,240	2,597,397
BHP Group Ltd.[1,2]	90,241	3,803,708
Brambles Ltd.[1]	60,225	826,751
Coles Group Ltd.[1]	165,780	2,800,517
Computershare Ltd.[1]	131,215	3,770,211
CSL Ltd.[2]	37,784	3,266,814
Fortescue Ltd.[1,2]	333,185	4,323,493
Macquarie Group Ltd.[1]	1,261	223,851
QBE Insurance Group Ltd.[1]	122,946	2,132,469
REA Group Ltd.[1]	5,434	613,686
Rio Tinto PLC[1]	28,787	2,797,222
SGH Ltd.[2]	63,939	1,977,360
South32 Ltd.	987,240	3,147,422
Stockland[1]	53,311	159,580
		33,351,168
Austria—1.3%
ANDRITZ AG	50,419	4,749,357
OMV AG	64,042	4,683,081
		9,432,438
Belgium—0.2%
UCB SA	4,331	1,111,696
Canada—2.1%
Brookfield Renewable Corp.[2]	134,196	4,475,437
Canadian Pacific Kansas City Ltd.	60,261	5,356,600
Constellation Software, Inc.	2,763	5,918,794
		15,750,831
China—3.3%
Alibaba Group Holding Ltd., ADR[2]	22,087	2,700,136
BOC Hong Kong Holdings Ltd.	580,000	3,857,036
KE Holdings, Inc., ADR[2]	191,889	3,252,518
Prosus NV2	122,700	5,702,212
SITC International Holdings Co. Ltd.	451,000	2,273,849
Wilmar International Ltd.	823,800	2,519,263
Wuxi Biologics Cayman, Inc.*,3	780,821	3,853,743
Yangzijiang Shipbuilding Holdings Ltd.	59,500	181,625
		24,340,382
Denmark—2.9%
Carlsberg AS, Class B1	5,325	784,131
Coloplast AS, Class B	52,838	3,494,162
Danske Bank AS	58,756	3,381,388
DSV AS1	3,747	809,805
Genmab AS*	26,945	7,755,806
Orsted AS*,3	11,390	253,944
Pandora AS	17,201	2,154,055
Vestas Wind Systems AS	125,345	3,373,969
		22,007,260
Finland—2.5%
Kesko OYJ, Class B	46,492	1,158,456
Neste OYJ	91,211	3,232,370
Nordea Bank Abp	456,602	9,215,666
	Number of shares	Value
Common stocks—(continued)
Finland—(continued)
Sampo OYJ, Class A1	71,900	$796,059
UPM-Kymmene OYJ	165,988	4,515,833
		18,918,384
France—8.1%
Air Liquide SA1	6,842	1,347,932
Airbus SE1	15,001	3,521,612
AXA SA1	18,299	948,430
BNP Paribas SA	71,317	9,062,151
Bouygues SA	90,594	5,103,137
Capgemini SE	39,101	4,647,573
Carrefour SA2	197,712	3,628,406
Covivio SA1	29,356	1,792,098
Credit Agricole SA	14,714	328,791
Dassault Aviation SA	2,181	753,426
Edenred SE1	20,597	678,151
Eiffage SA	11,537	1,639,749
Engie SA1	22,635	705,558
Hermes International SCA[1]	541	958,583
Kering SA	5,901	1,947,763
Klepierre SA1	22,138	1,005,531
LVMH Moet Hennessy Louis Vuitton SE1	2,602	1,428,849
Pernod Ricard SA2	35,997	2,805,365
Safran SA1	24,299	9,549,052
Thales SA	3,101	882,794
Unibail-Rodamco-Westfield*,1	4,818	587,018
Vinci SA1	53,536	7,558,894
		60,880,863
Germany—6.6%
Allianz SE, Registered Shares	17,255	8,594,749
Daimler Truck Holding AG	13,374	756,442
Deutsche Bank AG, Registered Shares[1]	17,220	633,799
Deutsche Post AG1	196,440	13,122,537
Deutsche Telekom AG, Registered Shares[1]	154,152	4,757,281
Evonik Industries AG	173,896	3,517,861
Hannover Rueck SE	5,590	1,611,298
Heidelberg Materials AG1	989	184,117
Infineon Technologies AG	26,255	1,884,152
Knorr-Bremse AG	7,579	901,414
Mercedes-Benz Group AG1	7,320	395,786
Merck KGaA	42,767	7,068,025
Rheinmetall AG	245	323,877
SAP SE1	3,339	612,022
Scout24 SE1,3	3,631	311,299
Siemens Energy AG	7,934	1,355,468
Talanx AG	21,871	2,906,974
Zalando SE*,3	17,835	581,692
		49,518,793
Hong Kong—2.4%
AIA Group Ltd.	887,905	8,950,873
HKT Trust & HKT Ltd.[1]	1,259,000	2,131,292
Hong Kong Exchanges & Clearing Ltd.[1]	18,500	963,902
Swire Pacific Ltd., Class A	74,000	939,756
Techtronic Industries Co. Ltd.	92,500	1,553,996

PACE International Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Hong Kong—(continued)
WH Group Ltd.[3]	3,134,500	$3,372,621
		17,912,440
Indonesia—0.7%
Jardine Matheson Holdings Ltd.	81,800	5,432,740
Israel—0.8%
Bank Leumi Le-Israel BM	131,750	3,113,031
Israel Discount Bank Ltd., Class A	206,274	2,152,777
Nova Ltd.*	1,648	654,868
		5,920,676
Italy—5.6%
Coca-Cola HBC AG, Class DI1	33,584	2,264,562
Enel SpA[1]	877,140	9,905,891
Eni SpA	75,645	2,104,193
FinecoBank Banca Fineco SpA	223,596	6,125,826
Intesa Sanpaolo SpA[1]	626,323	4,734,567
Italgas SpA	37,072	382,299
Prysmian SpA	5,458	753,167
Ryanair Holdings PLC, ADR	66,728	3,904,255
Snam SpA[2]	812,726	5,510,947
UniCredit SpA[1]	66,674	6,288,147
		41,973,854
Japan—27.8%
Advantest Corp.	23,400	4,623,417
Aisin Corp.[1]	42,800	590,071
Ajinomoto Co., Inc.[1,2]	37,000	1,141,019
Asahi Group Holdings Ltd.	237,100	2,474,422
Asahi Kasei Corp.[1]	99,900	1,066,427
Asics Corp.[2]	63,800	1,881,106
Astellas Pharma, Inc.	26,600	365,346
Bandai Namco Holdings, Inc.	6,800	196,991
Chugai Pharmaceutical Co. Ltd.	5,600	242,992
Daiichi Sankyo Co. Ltd.[2]	101,600	1,642,011
Daikin Industries Ltd.	22,100	3,201,290
Disco Corp.	6,900	2,466,296
ENEOS Holdings, Inc.	290,700	2,400,753
FANUC Corp.	114,806	4,626,162
FUJIFILM Holdings Corp.	327,800	7,716,288
Fujikura Ltd.	9,600	243,613
Fujitsu Ltd.	204,500	4,713,576
Hitachi Ltd.	60,700	1,989,172
Idemitsu Kosan Co. Ltd.	232,200	1,900,912
Inpex Corp.	100,800	2,323,306
Isuzu Motors Ltd.[1,2]	64,600	963,802
Japan Airlines Co. Ltd.[1]	51,800	955,427
Japan Post Bank Co. Ltd.	163,500	3,161,293
Japan Tobacco, Inc.[1]	74,000	3,299,429
JFE Holdings, Inc.[2]	47,200	535,537
Kao Corp.[1,2]	101,000	2,076,162
KDDI Corp.	335,000	6,171,945
Keyence Corp.[1]	30,262	15,179,014
Kioxia Holdings Corp.*,1	3,500	975,577
Komatsu Ltd.[2]	116,600	5,059,301
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Konami Group Corp.[1,2]	18,100	$2,331,633
Kyocera Corp.[1]	53,100	1,211,040
Lasertec Corp.[2]	2,200	505,411
Makita Corp.[2]	53,700	1,729,699
MatsukiyoCocokara & Co.	274,700	4,383,437
Minebea Mitsumi, Inc.	136,300	3,104,113
Mitsubishi Corp.	108,300	3,237,387
Mitsubishi Electric Corp.	204,000	7,348,710
Mitsubishi Estate Co. Ltd.[1]	55,300	1,342,527
Mitsubishi Heavy Industries Ltd.	22,700	530,325
Mitsubishi UFJ Financial Group, Inc.	88,000	1,965,612
Mitsui Fudosan Co. Ltd.[1]	294,300	2,866,897
Mizuho Financial Group, Inc.	25,800	1,337,580
MS&AD Insurance Group Holdings, Inc.[2]	64,000	1,970,148
Murata Manufacturing Co. Ltd.[1]	35,900	1,635,759
Nintendo Co. Ltd.	116,500	5,557,298
Nitori Holdings Co. Ltd.[2]	36,600	590,468
Obayashi Corp.	137,100	2,694,603
Osaka Gas Co. Ltd.	11,300	387,691
Otsuka Holdings Co. Ltd.	50,300	3,487,772
Panasonic Holdings Corp.	267,800	7,081,291
Recruit Holdings Co. Ltd.[1]	158,839	12,561,118
Renesas Electronics Corp.	145,700	2,920,375
Resona Holdings, Inc.	15,800	214,261
Ryohin Keikaku Co. Ltd.[1,2]	53,700	1,408,565
SCREEN Holdings Co. Ltd.	2,600	198,340
Secom Co. Ltd.	91,000	3,919,919
Shin-Etsu Chemical Co. Ltd.	85,900	3,062,344
SoftBank Corp.[1]	1,500,600	2,106,209
Sompo Holdings, Inc.	97,300	4,319,789
Sony Group Corp.[1]	599,600	14,011,971
Sumitomo Electric Industries Ltd.[1]	59,200	783,517
Sumitomo Metal Mining Co. Ltd.[2]	20,100	1,010,335
Sumitomo Mitsui Financial Group, Inc.	79,900	3,433,216
Sumitomo Mitsui Trust Group, Inc.	172,800	1,776,847
Suzuki Motor Corp.	258,749	3,377,592
TDK Corp.[1]	165,800	3,188,078
Tokio Marine Holdings, Inc.[1]	112,400	5,728,618
Tokyo Electron Ltd.	7,300	2,440,660
Toray Industries, Inc.[1,2]	167,900	1,206,068
Yokohama Financial Group, Inc.	14,700	167,327
ZOZO, Inc.[2]	75,900	547,293
		207,864,500
Luxembourg—0.0%†
Eurofins Scientific SE	2,399	189,187
Netherlands—5.2%
Adyen NV*,1,2,3	4,552	4,630,366
Argenx SE*	1,193	1,021,801
Argenx SE*	108	92,502
ASM International NV2	4,080	3,778,687
ASML Holding NV1	7,268	11,977,263
ASML Holding NV, NY Reg Shares	4,447	7,244,163
BE Semiconductor Industries NV2	8,484	1,945,541
Heineken NV1	2,805	253,966

PACE International Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
ING Groep NV1	5,594	$196,582
Koninklijke Ahold Delhaize NV1	65,815	2,603,314
Koninklijke Philips NV	156,453	4,122,198
NN Group NV	4,336	408,716
Wolters Kluwer NV2	5,935	465,949
		38,741,048
New Zealand—0.1%
Contact Energy Ltd.	30,370	162,408
Meridian Energy Ltd.	94,224	315,960
		478,368
Nigeria—0.2%
Airtel Africa PLC[3]	357,822	1,615,171
Norway—0.5%
Gjensidige Forsikring ASA	19,014	567,205
Norsk Hydro ASA	205,971	1,899,882
Var Energi ASA	233,508	1,173,146
		3,640,233
Portugal—0.4%
Banco Comercial Portugues SA, Class R	685,758	844,926
EDP SA	241,347	1,242,768
Galp Energia SGPS SA	51,884	1,178,317
		3,266,011
Singapore—5.3%
CapitaLand Ascendas REIT	291,600	584,068
DBS Group Holdings Ltd.	240,708	13,888,057
Grab Holdings Ltd., Class A*	33,010	115,535
Oversea-Chinese Banking Corp. Ltd.	168,900	3,836,263
Sea Ltd., ADR*,1	66,375	7,084,868
Singapore Exchange Ltd.	130,900	2,495,502
Singapore Technologies Engineering Ltd.	177,800	1,397,114
United Overseas Bank Ltd.	299,298	10,121,981
		39,523,388
South Africa—0.3%
Anglo American PLC	32,735	1,657,095
Valterra Platinum Ltd.	3,803	287,932
		1,945,027
Spain—5.3%
Acciona SA2	5,397	1,484,418
Banco Bilbao Vizcaya Argentaria SA	157,795	4,423,292
Banco Santander SA1	859,347	12,221,864
CaixaBank SA1	48,635	706,488
Cellnex Telecom SA*,2,3	218,400	6,784,389
EDP Renewables SA2	83,199	1,290,994
Endesa SA2	39,701	1,933,237
Iberdrola SA1,2	128,959	3,063,238
Industria de Diseno Textil SA1	29,586	1,930,889
Naturgy Energy Group SA2	171,311	5,714,910
		39,553,719
	Number of shares	Value
Common stocks—(continued)
Sweden—2.1%
AddTech AB, Class B2	6,448	$234,618
Assa Abloy AB, Class B	119,610	4,438,220
Epiroc AB, Class A	124,305	3,186,761
Sandvik AB	4,591	171,679
Swedish Orphan Biovitrum AB*	74,739	3,703,783
Tele2 AB, Class B1	13,759	238,362
Telefonaktiebolaget LM Ericsson, Class B1	90,791	893,082
Volvo AB, Class B1	71,962	2,752,671
		15,619,176
Switzerland—4.1%
ABB Ltd., Registered Shares[1]	81,221	8,013,174
Avolta AG1	20,105	1,206,989
BKW AG	4,530	748,365
Cie Financiere Richemont SA, Class A1	7,791	1,841,338
Galderma Group AG	28,033	6,100,298
Nestle SA, Registered Shares	80,608	8,056,848
Partners Group Holding AG1,2	432	360,084
Schindler Holding AG	786	247,417
Sika AG, Registered Shares[1]	2,383	536,153
Temenos AG, Registered Shares	42,746	3,555,810
		30,666,476
Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,688	8,363,124
United Kingdom—11.8%
3i Group PLC[1]	102,193	3,934,205
Associated British Foods PLC[2]	236,100	6,633,113
AstraZeneca PLC	23,463	3,991,298
Barclays PLC[1]	154,427	1,061,460
British American Tobacco PLC[1]	86,812	5,266,097
Centrica PLC	1,358,021	2,833,913
CK Hutchison Holdings Ltd.	856,500	8,024,784
Entain PLC[1]	127,163	930,976
GSK PLC[1]	272,549	7,087,052
HSBC Holdings PLC	440,429	9,379,071
Imperial Brands PLC[1]	46,153	1,751,546
Kingfisher PLC	76,905	320,843
Lloyds Banking Group PLC	6,086,247	9,406,996
London Stock Exchange Group PLC[1]	63,711	7,167,013
Marks & Spencer Group PLC[1,2]	213,583	1,167,524
National Grid PLC[1]	46,645	746,593
NatWest Group PLC	488,290	4,605,861
Next PLC[1]	4,201	841,284
Reckitt Benckiser Group PLC[1]	3,305	233,258
Rolls-Royce Holdings PLC[1]	218,060	4,350,223
United Utilities Group PLC	156,350	2,911,920
Vodafone Group PLC[1]	337,072	534,930
Wise Group PLC, Class A*,2	237,837	2,840,719
WPP PLC[2]	600,332	2,424,910
		88,445,589

PACE International Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
United States—7.2%
AP Moller—Maersk AS, Class B1	227	$611,291
BeOne Medicines Ltd., ADR*	16,783	5,303,596
BP PLC	642,923	4,830,388
Experian PLC[1]	11,465	432,571
Haleon PLC	962,637	4,712,647
Holcim AG1	15,053	1,367,175
Lululemon Athletica, Inc.*	19,673	2,338,530
Novartis AG, Registered Shares[1]	28,555	4,465,767
Roche Holding AG1	11,315	4,945,700
Sanofi SA	90,497	7,792,846
Shell PLC	215,355	9,857,163
Spotify Technology SA*,1	732	365,956
Swiss Re AG1	2,273	378,261
Waste Connections, Inc.	37,611	6,295,329
		53,697,220
Total common stocks (cost—$631,257,001)		840,159,762
	Number of warrants
Warrant—0.0%
Canada—0.0%
Constellation Software, Inc. expires 03/31/40*,2,4,5 (cost—$0)	2,948	0
	Number of shares
Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 3.619%[6] (cost—$6,124,011)	6,124,011	6,124,011
Investment of cash collateral from securities loaned—8.1%
Money market funds—8.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[6] (cost—$60,626,184)	60,626,184	60,626,184
Total investments before investments sold short—121.3% (cost—$698,007,196)		906,909,957
Investments sold short—(14.0)%
Common stocks—(13.8)%
Australia—(2.0)%
CAR Group Ltd.	(9,892)	(180,617)
Commonwealth Bank of Australia	(5,521)	(690,152)
CSL Ltd.	(10,854)	(938,440)
Evolution Mining Ltd.	(49,150)	(389,726)
Goodman Group	(10,142)	(211,145)
Lottery Corp. Ltd.	(293,305)	(1,149,165)
National Australia Bank Ltd.	(43,451)	(1,258,165)
Northern Star Resources Ltd.	(83,962)	(1,163,613)
Pro Medicus Ltd.	(2,561)	(291,336)
Qantas Airways Ltd.	(349,876)	(2,434,793)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Australia—(continued)
WiseTech Global Ltd.	(43,245)	$(1,114,637)
Woodside Energy Group Ltd.	(202,215)	(4,732,827)
		(14,554,616)
Belgium—(0.4)%
D'ieteren Group	(7,368)	(1,520,792)
Syensqo SA	(14,397)	(1,280,717)
		(2,801,509)
Denmark—(0.1)%
Novonesis Novozymes B, Class B	(9,403)	(612,352)
Finland—(0.1)%
Nokia OYJ	(93,872)	(867,652)
France—(0.3)%
Aeroports de Paris SA	(7,167)	(993,386)
Cie Generale des Etablissements Michelin SCA	(4,867)	(196,726)
Dassault Systemes SE	(17,734)	(412,582)
Rexel SA	(5,318)	(220,674)
Sodexo SA	(10,355)	(680,911)
		(2,504,279)
Germany—(0.3)%
Beiersdorf AG	(11,397)	(1,058,680)
Deutsche Lufthansa AG, Registered Shares	(52,488)	(550,758)
Fresenius Medical Care AG	(13,588)	(697,361)
		(2,306,799)
Guatemala—(0.0)%†
Millicom International Cellular SA	(3,064)	(292,551)
Hong Kong—(0.6)%
Futu Holdings Ltd., ADR	(18,663)	(1,961,855)
Hong Kong & China Gas Co. Ltd.	(215,000)	(192,476)
Sino Land Co. Ltd.	(1,622,021)	(2,209,259)
		(4,363,590)
Ireland—(0.1)%
Kerry Group PLC, Class A	(9,511)	(908,011)
Italy—(0.2)%
BPER Banca SpA	(48,575)	(789,305)
DiaSorin SpA	(7,368)	(609,961)
Poste Italiane SpA	(6,512)	(197,005)
		(1,596,271)
Ivory Coast—(0.1)%
Endeavour Mining PLC	(7,523)	(358,888)
Japan—(4.6)%
Daikin Industries Ltd.	(9,700)	(1,405,091)
Daito Trust Construction Co. Ltd.	(67,800)	(1,431,126)
Daiwa Securities Group, Inc.	(19,600)	(219,258)
Furukawa Electric Co. Ltd.	(31,300)	(597,264)
Hikari Tsushin, Inc.	(7,500)	(1,833,875)
Hulic Co. Ltd.	(183,900)	(2,021,934)

PACE International Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Japan—(continued)
Japan Exchange Group, Inc.	(43,000)	$(584,934)
JX Advanced Metals Corp.	(38,900)	(901,242)
Kawasaki Heavy Industries Ltd.	(105,500)	(1,802,431)
LY Corp.	(134,100)	(373,635)
Marubeni Corp.	(17,600)	(568,844)
Minebea Mitsumi, Inc.	(54,500)	(1,241,190)
Mitsubishi HC Capital, Inc.	(25,100)	(231,101)
Nexon Co. Ltd.	(272,400)	(4,269,174)
NIDEC Corp.	(21,400)	(343,638)
Nissin Foods Holdings Co. Ltd.	(65,500)	(1,184,121)
Oriental Land Co. Ltd.	(132,000)	(2,634,674)
Otsuka Corp.	(19,400)	(400,310)
Sekisui House Ltd.	(7,300)	(159,814)
SMC Corp.	(4,700)	(2,030,683)
SoftBank Group Corp.	(11,700)	(364,426)
Suntory Beverage & Food Ltd.	(14,200)	(411,687)
Suzuki Motor Corp.	(260,800)	(3,404,364)
Sysmex Corp.	(176,200)	(1,779,180)
Toho Co. Ltd.	(76,800)	(737,491)
Yakult Honsha Co. Ltd.	(88,200)	(1,560,932)
Yamaha Motor Co. Ltd.	(64,800)	(542,044)
Zensho Holdings Co. Ltd.	(24,500)	(1,529,816)
		(34,564,279)
Luxembourg—(0.0)%†
ArcelorMittal SA	(2,553)	(180,337)
Macau—(0.1)%
Galaxy Entertainment Group Ltd.	(244,000)	(1,064,082)
New Zealand—(0.2)%
Auckland International Airport Ltd.	(119,003)	(610,153)
Fisher & Paykel Healthcare Corp. Ltd., Class C	(7,294)	(174,449)
Infratil Ltd.	(84,553)	(733,985)
		(1,518,587)
Norway—(0.5)%
Kongsberg Gruppen ASA	(93,161)	(2,903,225)
Mowi ASA	(31,463)	(673,787)
		(3,577,012)
Singapore—(0.2)%
Keppel Ltd.	(120,200)	(1,073,501)
Sweden—(1.3)%
Alfa Laval AB	(54,602)	(3,231,241)
Beijer Ref AB, Class B	(15,542)	(219,333)
Boliden AB	(3,121)	(157,041)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
Sweden—(continued)
Fastighets AB Balder, Class B	(29,580)	$(161,898)
Hexagon AB, Class B	(221,602)	(2,187,338)
Holmen AB, Class B	(47,677)	(1,616,873)
Investment AB Latour, Class B	(41,158)	(868,271)
Nibe Industrier AB, Class B	(218,172)	(874,550)
SKF AB, Class B	(7,049)	(190,797)
Svenska Cellulosa AB SCA, Class B	(39,992)	(454,675)
		(9,962,017)
Switzerland—(0.9)%
Banque Cantonale Vaudoise, Registered Shares	(11,719)	(1,838,384)
Helvetia Baloise Holding AG	(674)	(180,746)
SGS SA	(12,838)	(1,521,256)
SIG Group AG	(11,826)	(214,896)
Swiss Prime Site AG, Registered Shares	(13,679)	(2,231,046)
Swisscom AG, Registered Shares	(410)	(315,063)
		(6,301,391)
United Kingdom—(1.4)%
BT Group PLC	(497,536)	(1,347,148)
Informa PLC	(406,952)	(4,875,131)
J Sainsbury PLC	(153,904)	(742,172)
Pearson PLC	(58,074)	(979,977)
Rentokil Initial PLC	(271,431)	(1,250,010)
Standard Life PLC	(102,185)	(1,273,359)
WPP PLC	(48,424)	(195,598)
		(10,663,395)
United States—(0.4)%
Alcon AG	(9,244)	(634,871)
Ferrovial NV	(31,848)	(2,086,235)
Sunbelt Rentals Holdings, Inc.	(3,995)	(286,227)
		(3,007,333)
Total common stocks (cost—$(99,535,798))		(103,078,452)
Preferred stocks—(0.2)%
Porsche Automobil Holding SE (cost—$(1,631,868))	(46,147)	(1,531,670)
Total investments sold short—(14.0)% (proceeds—$(101,167,666))		(104,610,122)
Total investments—107.3% (cost—$596,839,530)		802,299,835
Liabilities in excess of other assets—(7.3)%		(54,645,206)
Net assets—100.0%		$747,654,629

PACE International Equity Investments

Portfolio of investments—July 31, 2026

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$62,718,841	$777,440,921	$—	$840,159,762
Warrant	—	—	0	0
Short-term investments	6,124,011	—	—	6,124,011
Investment of cash collateral from securities loaned	60,626,184	—	—	60,626,184
Total	$129,469,036	$777,440,921	$0	$906,909,957
Liabilities
Common stocks	$(2,254,406)	$(100,824,046)	$—	$(103,078,452)
Preferred stocks	—	(1,531,670)	—	(1,531,670)
Total	$(2,254,406)	$(102,355,716)	$—	$(104,610,122)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short.

2  Security, or portion thereof, was on loan at period end.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $21,403,225, represented 2.9% of the Portfolio's net assets at period end.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—98.5%
Argentina—1.2%
Grupo Financiero Galicia SA, ADR*	15,570	$774,919
Vista Energy SAB de CV, ADR*	73,974	5,211,468
YPF SA, ADR*,1	13,018	683,966
		6,670,353
Australia—0.6%
Anglogold Ashanti PLC	25,664	2,035,668
Anglogold Ashanti PLC	17,741	1,341,625
		3,377,293
Brazil—12.0%
Ambev SA	492,800	1,554,476
B3 SA—Brasil Bolsa Balcao	1,909,300	5,924,719
Banco Bradesco SA	52,846	166,696
Banco Bradesco SA, ADR	836,740	3,020,631
Banco BTG Pactual SA	135,600	1,519,403
Banco do Brasil SA	2,207,149	9,295,963
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	427,000	2,333,310
Cia Paranaense de Energia—Copel	670,783	1,962,402
Embraer SA	133,300	2,284,887
Embraer SA, ADR	17,683	1,208,279
Itau Unibanco Holding SA, ADR	177,730	1,503,596
Localiza Rent a Car SA	293,000	2,173,881
Lojas Renner SA	386,540	1,037,047
MercadoLibre, Inc.*	549	1,030,995
NU Holdings Ltd., Class A*	229,093	3,282,903
Petroleo Brasileiro SA—Petrobras, ADR	451,356	8,756,306
PRIO SA*	543,600	6,525,366
Vale SA	246,900	3,715,324
Vale SA, ADR	136,711	2,058,868
WEG SA	262,100	2,440,472
XP, Inc., Class A	392,359	6,693,645
		68,489,169
Chile—0.4%
Antofagasta PLC	50,725	2,528,172
China—29.2%
AAC Technologies Holdings, Inc.	462,500	2,272,626
Alibaba Group Holding Ltd.	619,004	9,429,531
Alibaba Group Holding Ltd., ADR[1]	44,030	5,382,667
Baidu, Inc., ADR*,1	18,380	2,042,202
Bank of China Ltd., Class A	1,421,300	1,276,319
Bank of China Ltd., Class H	1,887,000	1,323,739
Beijing New Building Materials PLC, Class A	830,535	2,373,761
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,532,350	2,697,912
Budweiser Brewing Co. APAC Ltd.[1,2]	2,334,400	1,955,554
BYD Co. Ltd., Class H	231,600	2,768,739
China Overseas Land & Investment Ltd.	4,154,387	7,145,458
China Resources Land Ltd.[1]	960,000	4,061,392
China Resources Power Holdings Co. Ltd.[1]	1,874,000	4,616,941
Contemporary Amperex Technology Co. Ltd., Class A	166,820	9,779,774
Contemporary Amperex Technology Co. Ltd., Class H1	23,600	1,868,288
	Number of shares	Value
Common stocks—(continued)
China—(continued)
Fuyao Glass Industry Group Co. Ltd., Class A	191,400	$1,691,358
Haier Smart Home Co. Ltd., Class A	2,458,123	8,438,530
Industrial & Commercial Bank of China Ltd., Class H	4,167,000	3,986,100
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,132,551	8,556,555
Kuaishou Technology[2]	108,007	601,506
Kweichow Moutai Co. Ltd., Class A	29,200	5,838,440
Li Ning Co. Ltd.	1,211,500	2,340,400
Meituan, Class B*,2	266,200	3,142,884
Montage Technology Co. Ltd., Class A	22,255	674,579
NetEase, Inc.	98,200	2,612,730
Neway Valve Suzhou Co. Ltd., Class A	143,700	971,459
PICC Property & Casualty Co. Ltd., Class H	1,402,000	2,926,038
Ping An Insurance Group Co. of China Ltd., Class A	876,300	7,118,171
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., Class H*,1	11,900	638,394
Shanghai Putailai New Energy Technology Group Co. Ltd.	43,740	154,257
Shenzhen Inovance Technology Co. Ltd., Class A	270,900	2,572,045
Tencent Holdings Ltd.	364,211	22,254,380
Tencent Music Entertainment Group, ADR	297,847	2,814,654
Trip.com Group Ltd., ADR*	106,732	5,017,471
Victory Giant Technology Huizhou Co. Ltd., Class A	14,900	420,476
Victory Giant Technology Huizhou Co. Ltd., Class H*,1	32,200	749,799
Wanhua Chemical Group Co. Ltd., Class A	131,900	1,454,021
Weichai Power Co. Ltd., Class A	495,200	2,051,014
WuXi AppTec Co. Ltd., Class A	79,600	1,513,865
WuXi XDC Cayman, Inc.*,1	238,500	1,573,228
YongXing Special Materials Technology Co. Ltd., Class A	238,900	1,595,516
Yunnan Aluminium Co. Ltd., Class A	706,000	2,790,666
Zhongji Innolight Co. Ltd., Class H*	5,500	720,953
Zijin Mining Group Co. Ltd., Class A	1,252,583	6,128,510
Zijin Mining Group Co. Ltd., Class H	392,000	1,664,424
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	4,449,600	5,011,223
		167,018,549
Czech Republic—0.2%
CSG NV *,1	51,102	977,817
Greece—1.1%
Eurobank SA	677,445	3,500,727
Piraeus Bank SA*	235,629	2,748,392
		6,249,119
Hong Kong—1.0%
AIA Group Ltd.	229,200	2,310,540
ASMPT Ltd.	54,000	1,036,236
Melco Resorts & Entertainment Ltd., ADR*	211,530	1,212,067
Zijin Gold International Co. Ltd.	87,120	1,317,403
		5,876,246

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Hungary—0.8%
OTP Bank Nyrt	32,583	$4,826,904
India—11.2%
Bajaj Finance Ltd.	351,005	4,196,022
Bank of Baroda	369,832	940,025
Bharat Electronics Ltd.	235,874	958,690
Bharti Airtel Ltd.	249,108	5,146,402
Eicher Motors Ltd.	25,598	2,100,242
GMR Airports Ltd.*	3,502,706	3,862,542
HDFC Asset Management Co. Ltd.[2]	41,920	1,148,485
HDFC Bank Ltd.	971,718	7,610,306
HDFC Bank Ltd., ADR	53,450	1,279,058
Hindalco Industries Ltd.	471,110	4,827,396
ICICI Bank Ltd.	258,905	3,891,122
IndusInd Bank Ltd.	333,700	3,538,881
Infosys Ltd., ADR[1]	100,421	1,208,065
JSW Steel Ltd.	44,268	589,241
Lenskart Solutions Ltd.*	21,374	125,760
Lodha Developers Ltd.[2]	178,163	2,322,358
Marico Ltd.	243,061	2,217,338
Max Healthcare Institute Ltd.	157,104	1,808,198
Polycab India Ltd.	28,180	2,688,090
Power Finance Corp. Ltd.	262,392	1,166,374
REC Ltd.	139,335	544,395
SBI Life Insurance Co. Ltd.[2]	58,977	1,162,654
Shriram Finance Ltd.	207,911	2,278,732
State Bank of India	570,322	6,138,047
Tata Steel Ltd.	1,066,711	2,122,427
		63,870,850
Indonesia—0.8%
ANTAM Persero Tbk. PT	7,974,822	1,270,924
Bank Mandiri Persero Tbk. PT	14,407,500	3,352,190
		4,623,114
Kazakhstan—0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR[3]	23,045	737,125
Macau—0.9%
Galaxy Entertainment Group Ltd.	891,000	3,885,644
Sands China Ltd.	628,953	1,179,477
		5,065,121
Mexico—1.8%
America Movil SAB de CV1	2,951,188	3,760,658
Grupo Financiero Banorte SAB de CV, Class O	431,600	4,998,431
Southern Copper Corp.	3,259	595,452
Wal-Mart de Mexico SAB de CV1	404,000	1,172,147
		10,526,688
Nigeria—0.2%
Guaranty Trust Holding Co. PLC[1]	14,513,049	1,456,210
Peru—0.5%
Credicorp Ltd.	7,275	2,914,220
	Number of shares	Value
Common stocks—(continued)
Poland—0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	65,735	$1,968,953
Zabka Group SA	243,837	2,078,169
		4,047,122
Russia—0.0%
Alrosa PJSC*,4,5	215,380	0
Rosneft Oil Co. PJSC*,4,5	126,429	0
		0
Singapore—0.2%
Grab Holdings Ltd., Class A*	267,680	936,880
South Africa—4.2%
Absa Group Ltd.	138,891	1,914,316
Capitec Bank Holdings Ltd.	13,488	3,851,296
FirstRand Ltd.	537,976	3,217,404
Gold Fields Ltd.	30,042	970,144
Gold Fields Ltd., ADR	59,879	1,941,277
Impala Platinum Holdings Ltd.	110,725	1,207,588
MTN Group Ltd.	144,049	1,785,785
Naspers Ltd., Class N	132,572	6,965,681
Standard Bank Group Ltd.	99,083	1,972,942
		23,826,433
South Korea—12.2%
APR Corp.	6,016	1,335,160
Hana Financial Group, Inc.	29,424	2,543,382
Hankook Tire & Technology Co. Ltd.	37,777	1,759,860
HD Hyundai Electric Co. Ltd.	3,919	1,812,259
HD Hyundai Marine Solution Co. Ltd., Class C	12,567	1,596,040
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,450	1,712,861
Hyosung Heavy Industries Corp.	1,664	2,704,369
Hyundai Mobis Co. Ltd.	11,398	3,686,180
KB Financial Group, Inc.	32,945	3,855,776
Kia Corp.	27,723	2,499,512
Korea Electric Power Corp.	108,732	2,612,869
LG Chem Ltd.	7,191	1,273,655
Samsung Biologics Co. Ltd.*,2	1,673	1,721,246
Samsung Electro-Mechanics Co. Ltd.	2,564	1,959,272
Samsung Electronics Co. Ltd.	134,666	23,439,262
Samsung SDI Co. Ltd.*	4,281	1,167,349
Shinhan Financial Group Co. Ltd.	16,783	1,165,075
SK Hynix, Inc.	3,746	4,254,164
SK Square Co. Ltd.	9,329	6,414,741
SK Telecom Co. Ltd.	40,649	2,297,010
		69,810,042
Taiwan—15.1%
Accton Technology Corp.	17,500	1,134,296
Alchip Technologies Ltd.	25,500	2,353,491
ASE Technology Holding Co. Ltd.	230,000	3,924,834
Chailease Holding Co. Ltd.	225,229	773,198
Delta Electronics, Inc.	40,000	1,967,905
Elite Material Co. Ltd.	12,000	1,722,631
eMemory Technology, Inc.	22,000	1,652,915
Fortune Electric Co. Ltd.*	98,000	2,117,866

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Taiwan—(continued)
Hon Hai Precision Industry Co. Ltd.	781,000	$5,964,502
Largan Precision Co. Ltd.	13,000	1,611,579
Lite-On Technology Corp.	337,000	2,135,664
MediaTek, Inc.	20,000	2,130,554
Realtek Semiconductor Corp.	123,000	2,550,626
Taiwan Semiconductor Manufacturing Co. Ltd.	514,475	38,053,266
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,237	15,861,557
Wistron Corp.	406,000	2,177,375
		86,132,259
Thailand—1.5%
Fabrinet*	2,521	1,097,668
Kasikornbank PCL	598,300	4,365,243
SCB X PCL	733,100	3,352,716
		8,815,627
Turkey—0.9%
BIM Birlesik Magazalar AS	159,290	1,308,320
KOC Holding AS	953,748	3,945,950
		5,254,270
United Arab Emirates—0.6%
Aldar Properties PJSC	889,435	1,794,421
Emirates NBD Bank PJSC	188,029	1,544,320
		3,338,741
Vietnam—0.5%
Hoa Phat Group JSC	1,101,743	907,637
Masan Group Corp.*	489,200	1,227,493
VPS Securities JSC*	427,700	503,934
		2,639,064
	Number of shares	Value
Common stocks—(continued)
Zambia—0.6%
First Quantum Minerals Ltd. *	124,279	$3,445,078
Total common stocks (cost—$480,641,487)		563,452,466
Preferred stocks—1.2%
Brazil—1.2%
Itau Unibanco Holding SA	766,029	6,481,360
Localiza Rent a Car SA	11,269	81,208
Total preferred stocks (cost—$5,771,247)		6,562,568
Short-term investments—0.8%
Investment companies—0.8%
State Street Institutional U.S. Government Money Market Fund, 3.619%[6] (cost—$4,668,558)	4,668,558	4,668,558
Investment of cash collateral from securities loaned—1.7%
Money market funds—1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.640%[6] (cost—$9,816,482)	9,816,482	9,816,482
Total investments—102.2% (cost—$500,897,774)		584,500,074
Liabilities in excess of other assets—(2.2)%		(12,597,936)
Net assets—100.0%		$571,902,138

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$133,721,455	$429,731,011	$0	$563,452,466
Preferred stocks	6,562,568	—	—	6,562,568
Short-term investments	4,668,558	—	—	4,668,558
Investment of cash collateral from securities loaned	9,816,482	—	—	9,816,482
Total	$154,769,063	$429,731,011	$0	$584,500,074

PACE International Emerging Markets Equity Investments

Portfolio of investments—July 31, 2026

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Portfolio.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at period end.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $12,054,687, represented 2.1% of the Portfolio's net assets at period end.

3  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

5  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

6  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—99.4%
Australia—6.1%
Dexus	81,383	$341,778
Goodman Group	64,643	1,345,797
Ingenia Communities Group	149,645	456,514
NEXTDC Ltd.*	30,532	287,172
Scentre Group	214,201	588,092
Stockland	120,299	360,099
		3,379,452
Belgium—2.0%
Aedifica SA	5,658	457,530
Shurgard Self Storage Ltd.	4,447	129,935
VGP NV	1,855	180,749
Warehouses De Pauw CVA	6,912	177,880
Xior Student Housing NV1	5,235	166,600
		1,112,694
Canada—1.8%
Chartwell Retirement Residences	22,787	367,199
Dream Industrial Real Estate Investment Trust	18,970	194,727
RioCan Real Estate Investment Trust	27,636	437,256
		999,182
China—0.2%
GDS Holdings Ltd., Class A*	20,800	84,638
France—2.2%
Klepierre SA	12,644	574,304
Mercialys SA	19,750	273,775
Unibail-Rodamco-Westfield*	3,129	381,232
		1,229,311
Germany—1.8%
Sirius Real Estate Ltd.	135,166	180,992
TAG Immobilien AG	21,932	350,460
Vonovia SE	20,363	494,019
		1,025,471
Hong Kong—3.2%
Henderson Land Development Co. Ltd.	65,000	235,649
Hongkong Land Holdings Ltd.	42,600	345,432
Link REIT	102,400	510,412
Sun Hung Kai Properties Ltd.	42,500	667,031
		1,758,524
Israel—0.4%
Melisron Ltd.	1,593	209,172
Japan—7.7%
Advance Residence Investment Corp.	63	58,453
GLP J-Reit	269	244,454
Japan Metropolitan Fund Invest	741	547,352
Japan Real Estate Investment Corp.	487	372,677
Kasumigaseki Capital Co. Ltd.	1,600	74,223
Mitsubishi Estate Co. Ltd.	22,600	548,664
Mitsui Fudosan Co. Ltd.	97,800	952,710
Nippon Building Fund, Inc.	477	402,352
Nippon Prologis REIT, Inc.	447	254,033
	Number of shares	Value
Common stocks—(continued)
Japan—(continued)
Nomura Real Estate Master Fund, Inc.	145	$138,684
Sumitomo Realty & Development Co. Ltd.	31,900	715,017
		4,308,619
Singapore—3.1%
CapitaLand Integrated Commercial Trust	289,100	561,067
CapitaLand Investment Ltd.	193,700	401,414
Centurion Accommodation REIT	288,900	254,332
Digital Core REIT Management Pte. Ltd.*	407,800	199,857
Keppel DC REIT	80,600	140,159
UOL Group Ltd.	21,400	165,129
		1,721,958
Spain—0.6%
Merlin Properties Socimi SA	20,436	355,180
Sweden—0.9%
Atrium Ljungberg AB, Class B	26,373	73,674
Catena AB	5,683	236,096
Swedish Logistic Property AB, Class B*	26,721	103,542
Wihlborgs Fastigheter AB	10,632	86,472
		499,784
Switzerland—0.9%
Infracore SA*	1,967	128,952
Swiss Prime Site AG, Registered Shares	2,236	364,692
		493,644
United Kingdom—3.2%
Big Yellow Group PLC	7,406	88,667
British Land Co. PLC	49,947	298,665
Land Securities Group PLC	40,000	380,997
LondonMetric Property PLC	30,897	81,680
Safestore Holdings PLC	14,013	116,895
Segro PLC	20,083	262,338
Tritax Big Box REIT PLC	244,403	561,911
		1,791,153
United States—65.3%
Agree Realty Corp.	16,183	1,259,037
Blackstone Digital Infrastructure Trust, Inc.*	8,468	176,219
Boyd Gaming Corp.	3,783	321,782
BXP, Inc.	17,685	1,240,072
Crown Castle, Inc.	11,843	903,621
Digital Realty Trust, Inc.	19,189	3,617,510
Equinix, Inc.	2,038	2,077,293
Equity LifeStyle Properties, Inc.	5,228	340,186
Essential Properties Realty Trust, Inc.	30,387	950,809
Essex Property Trust, Inc.	3,557	1,010,686
Extra Space Storage, Inc.	9,051	1,339,910
First Industrial Realty Trust, Inc.	9,264	609,942
Gaming & Leisure Properties, Inc.	7,497	335,791
Healthcare Realty Trust, Inc.	38,904	817,373
Highwoods Properties, Inc.	8,210	271,997
Host Hotels & Resorts, Inc.	36,500	917,245
Hudson Pacific Properties, Inc.*	9,441	130,003
Invitation Homes, Inc.	27,555	818,935

PACE Global Real Estate Securities Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Iron Mountain, Inc.	8,539	$1,044,490
Kimco Realty Corp.	46,748	1,191,139
Kite Realty Group Trust	19,800	566,676
Omega Healthcare Investors, Inc.	23,612	1,195,476
Outfront Media, Inc.	15,900	506,733
PACS Group, Inc.*	3,311	152,339
Prologis, Inc.	18,943	2,739,347
Public Storage	5,355	1,735,930
Rayonier, Inc.	16,113	350,941
SBA Communications Corp.	787	142,431
Simon Property Group, Inc.	5,106	1,171,163
Sun Communities, Inc.	12,154	1,500,776
UDR, Inc.	18,097	690,582
Welltower, Inc.	26,342	6,175,619
		36,302,053
Total common stocks (cost—$52,792,843)		55,270,835
	Number of shares	Value
Short-term investments—0.9%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 3.619%[2] (cost—$499,422)	499,422	$499,422
Total investments—100.3% (cost—$53,292,265)		55,770,257
Liabilities in excess of other assets—(0.3)%		(186,689)
Net assets—100.0%		$55,583,568

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$37,430,187	$17,840,648	$—	$55,270,835
Short-term investments	499,422	—	—	499,422
Total	$37,929,609	$17,840,648	$—	$55,770,257

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

2  Rate shown reflects yield at July 31, 2026.

See accompanying notes to financial statements.

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—19.6%
Australia—0.0%†
Coles Group Ltd.	2,753	$46,506
CSL Ltd.	21	1,816
Goodman Group	57	1,187
Rio Tinto PLC	55	5,344
Westpac Banking Corp.	1,766	46,829
		101,682
Austria—0.0%†
Erste Group Bank AG	11	1,438
Belgium—0.0%†
Elia Group SA	257	36,824
Groupe Bruxelles Lambert NV	118	10,643
KBC Group NV	9	1,295
		48,762
Brazil—0.0%†
Cosan SA*	1,183	950
Cameroon—0.3%
Golar LNG Ltd.	15,995	786,154
Canada—0.1%
Bank of Nova Scotia	57	5,000
Boralex, Inc., Class A	472	12,485
Dollarama, Inc.	323	44,001
Hive Digital Technologies Ltd.*,1	2,337	6,614
Loblaw Cos. Ltd.	1,057	49,621
Shopify, Inc., Class A*	472	55,279
TELUS Corp.	102	973
WSP Global, Inc.	223	27,245
		201,218
China—0.0%†
indie Semiconductor, Inc., Class A*,1	3,424	11,060
Denmark—0.0%†
Danske Bank AS	25	1,439
DSV AS	201	43,440
Novo Nordisk AS, Class B	137	6,480
		51,359
Faeroe Islands—0.0%†
Bakkafrost P	177	8,452
Finland—0.4%
Nokia OYJ, ADR	106,523	973,620
France—0.1%
Dassault Aviation SA	73	25,218
Engie SA	39	1,216
Gaztransport Et Technigaz SA	5	1,130
Hermes International SCA	27	47,840
Safran SA	136	53,445
SCOR SE	34	1,345
Veolia Environnement SA	297	11,819
		142,013
	Number of shares	Value
Common stocks—(continued)
Germany—0.5%
Bayer AG, Registered Shares	84	$4,662
Deutsche Boerse AG	175	52,713
E.ON SE	2,380	51,273
MTU Aero Engines AG	2,450	1,027,231
Rheinmetall AG	2	2,644
RWE AG	328	21,577
SAP SE	201	36,842
Siemens AG, Registered Shares	34	11,140
		1,208,082
Hong Kong—0.0%†
AIA Group Ltd.	514	5,182
Ireland—0.0%†
Bank of Ireland Group PLC	64	1,344
Kingspan Group PLC	323	30,021
		31,365
Italy—0.0%†
Brunello Cucinelli SpA	286	29,166
Enel SpA	388	4,382
Prysmian SpA	8	1,104
Terna—Rete Elettrica Nazionale	106	1,215
UniCredit SpA	61	5,753
		41,620
Japan—0.6%
Advantest Corp.	64	12,645
Capcom Co. Ltd.	59	1,482
Daiichi Sankyo Co. Ltd.	1,103	17,826
Daikin Industries Ltd.	296	42,877
Disco Corp.	4	1,430
Fast Retailing Co. Ltd.	106	51,905
Hitachi Ltd.	519	17,008
Ibiden Co. Ltd.	499	49,921
IHI Corp.	11,080	193,733
ITOCHU Corp.	301	3,777
Itochu Enex Co. Ltd.	763	10,349
KDDI Corp.	156	2,874
MS&AD Insurance Group Holdings, Inc.	47	1,447
NIDEC Corp.	19,119	307,010
Nintendo Co. Ltd.	52	2,481
Panasonic Holdings Corp.	19,655	519,727
Sompo Holdings, Inc.	1,134	50,346
Sony Group Corp.	2,706	63,236
Sumitomo Mitsui Financial Group, Inc.	467	20,067
Tohoku Electric Power Co., Inc.	187	1,374
Tokio Marine Holdings, Inc.	1,178	60,038
Tokyo Electron Ltd.	29	9,696
Toyota Tsusho Corp.	29	1,204
Unicharm Corp.	4,999	31,708
		1,474,161
Netherlands—0.9%
ASM International NV	2	1,852
ASML Holding NV	25	41,199
BE Semiconductor Industries NV	4	917

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
Netherlands—(continued)
NXP Semiconductors NV	10,581	$2,424,742
SBM Offshore NV	30	1,120
		2,469,830
Norway—0.0%†
Aker BP ASA	35	1,248
Aker Solutions ASA	272	1,211
Equinor ASA	34	1,396
Kongsberg Gruppen ASA	36	1,122
Mowi ASA	58	1,242
Salmar ASA	21	1,145
TOMRA Systems ASA	125	1,389
		8,753
Spain—0.0%†
Amadeus IT Group SA	21	1,296
EDP Renewables SA	1,744	27,062
Iberdrola SA	1,006	23,896
		52,254
Sweden—0.1%
Assa Abloy AB, Class B	1,135	42,115
Atlas Copco AB, Class A	6,781	143,281
Atlas Copco AB, Class B	72	1,330
Saab AB, Class B	669	42,039
		228,765
Switzerland—0.0%†
Kuehne & Nagel International AG, Registered Shares	6	1,528
Schindler Holding AG	7	2,204
Zurich Insurance Group AG	7	5,332
		9,064
United Kingdom—0.1%
3i Group PLC	35	1,347
AstraZeneca PLC	375	63,791
Barclays PLC	636	4,372
Compass Group PLC	43	1,365
Computacenter PLC	24	1,487
Future PLC	299	1,229
HSBC Holdings PLC	1,531	32,603
ICG PLC	49	1,251
Lloyds Banking Group PLC	2,826	4,368
London Stock Exchange Group PLC	200	22,499
NatWest Group PLC	409	3,858
Savills PLC	112	1,390
Segro PLC	131	1,711
Softcat PLC	66	1,732
SSE PLC	92	2,907
Standard Chartered PLC	1,964	58,071
Unilever PLC	118	7,508
UNITE Group PLC	198	1,438
		212,927
	Number of shares	Value
Common stocks—(continued)
United States—16.5%
Abbott Laboratories	643	$67,965
AbbVie, Inc.	84	21,079
ABIOMED, Inc.*,2	42	70
Adobe, Inc.*	33	8,264
Advanced Micro Devices, Inc.*	93	44,282
Aeva Technologies, Inc.*	26,908	471,966
Airbnb, Inc., Class A*	204	30,910
Allstate Corp.	12	3,169
Alphabet, Inc., Class C	313	111,631
Alphabet, Inc., Class A	3,366	1,198,734
Amazon.com, Inc.*	8,922	2,423,037
American Eagle Outfitters, Inc.	27,969	480,507
American Express Co.	187	62,879
American Tower Corp.	10,924	1,893,785
American Water Works Co., Inc.	10	1,342
AMETEK, Inc.	194	46,892
Amgen, Inc.	27	10,399
Analog Devices, Inc.	33	12,125
Antero Resources Corp.*	5,539	200,179
Aon PLC, Class A	168	60,572
Apple, Inc.	1,191	367,912
Applied Materials, Inc.	38	19,291
Arbor Realty Trust, Inc.[1]	14,807	74,183
Arch Capital Group Ltd.*	13	1,307
Arista Networks, Inc.*	82	14,789
Arthur J Gallagher & Co.	249	62,106
AT&T, Inc.	346	8,045
Autodesk, Inc.*	5	1,171
Automatic Data Processing, Inc.	18	4,796
AutoZone, Inc.*	8	24,130
Avantor, Inc.*	125,739	1,732,683
AXT, Inc.*	1,963	118,624
Baker Hughes Co.	788	47,666
Bank of America Corp.	888	55,012
Blackrock, Inc.	44	47,977
Bloom Energy Corp., Class A*	588	121,016
Bob's Discount Furniture, Inc.*	29,475	491,348
Booz Allen Hamilton Holding Corp.	17	1,185
Boston Scientific Corp.*	482	22,524
BP PLC	769	5,778
Bristol-Myers Squibb Co.	100	6,531
Broadcom, Inc.	313	121,845
Builders FirstSource, Inc.*	16	1,063
Cadence Design Systems, Inc.*	4	1,360
Capri Holdings Ltd.*	5,099	81,227
Cardinal Health, Inc.	502	115,475
Carrier Global Corp.	38	2,349
Caterpillar, Inc.	30	24,444
Celsius Holdings, Inc.*	37	1,081
Cencora, Inc.	436	135,744
Centene Corp.*	24	1,493
CF Industries Holdings, Inc.	10	1,252
Chevron Corp.	142	27,950
Chipotle Mexican Grill, Inc.*	1,227	45,669
Churchill Downs, Inc.	5,903	497,623
Cigna Group	66	18,417

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Cisco Systems, Inc.	188	$21,806
CME Group, Inc.	18	4,820
CNX Resources Corp.*	34	1,217
Coherent Corp.*	1,088	286,024
Colgate-Palmolive Co.	138	12,599
Comcast Corp., Class A	191	4,576
Constellation Energy Corp.	659	173,152
Corpay, Inc.*	8	3,057
Corteva, Inc.	627	49,351
Crown Castle, Inc.	24,942	1,903,075
CVS Health Corp.	59	6,161
Danaher Corp.	167	32,562
Deckers Outdoor Corp.*	289	27,998
Devon Energy Corp.	40	1,805
Diamondback Energy, Inc.	10	2,030
DR Horton, Inc.	8	1,145
Eaton Corp. PLC	1,862	773,102
EchoStar Corp., Class A*,1	14	1,177
Edison International	2,466	180,930
Edwards Lifesciences Corp.*	77	6,627
Elevance Health, Inc.	10	3,758
elf Beauty, Inc.*	10,736	889,907
Eli Lilly & Co.	67	76,972
Emerson Electric Co.	26	3,895
Enovix Corp.*	16,376	66,978
Entergy Corp.	9,748	1,049,080
EQT Corp.	3,713	197,866
Equifax, Inc.	7	1,208
Estee Lauder Cos., Inc., Class A	15	1,259
Eversource Energy	8,977	642,663
Expand Energy Corp.	2,103	197,745
Experian PLC	35	1,321
ExxonMobil Holdings Corp.	307	47,720
FactSet Research Systems, Inc.	6	1,579
Fair Isaac Corp.*	1	1,123
Fedex Freight Holding Co., Inc.*	1,747	245,506
FirstEnergy Corp.	14,668	708,611
Fiserv, Inc.*	56	3,021
Flex Ltd.*	12,506	1,422,558
Fortinet, Inc.*	577	93,445
Goldman Sachs Group, Inc.	14	14,257
Halliburton Co.	63	2,032
Healthcare Realty Trust, Inc.	29,311	615,824
Hecla Mining Co.	475	6,707
Hertz Global Holdings, Inc.*,1	190	301
HubSpot, Inc.*	5	1,187
Humana, Inc.	5	1,819
Illumina, Inc.*	9	1,846
Ingersoll Rand, Inc.	551	45,942
Insulet Corp.*	114	18,850
Intel Corp.*	249	22,460
Interactive Brokers Group, Inc., Class A	583	51,298
International Flavors & Fragrances, Inc.	10,319	817,471
Intuit, Inc.	13	4,109
ITG, Inc., Class A*	8,648	111,905
Jersey Mike's Subs, Inc., Class A*,1	3,238	74,474
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Johnson & Johnson	213	$54,603
Johnson Controls International PLC	5,096	747,379
JPMorgan Chase & Co.	152	53,472
KB Home	25	1,374
KBR, Inc.	33,804	1,237,564
Keysight Technologies, Inc.*	420	134,014
Kinder Morgan, Inc.	35,193	1,132,511
KLA Corp.	70	12,797
Kroger Co.	251	14,493
Lam Research Corp.	26	7,619
Lennar Corp., Class A	14	1,153
Ligand Pharmaceuticals, Inc.*,1	403	115,879
LKQ Corp.	51,408	1,154,110
Lowe's Cos., Inc.	30	6,234
Marsh & McLennan Cos., Inc.	27	5,122
Marvell Technology, Inc.	53	9,941
Masco Corp.	26	1,859
MasTec, Inc.*	3,759	988,993
Mastercard, Inc., Class A	96	55,018
McDonald's Corp.	36	9,743
McKesson Corp.	171	146,409
Merck & Co., Inc.	123	16,015
Meta Platforms, Inc., Class A	215	119,693
Mettler-Toledo International, Inc.*	33	46,738
Microchip Technology, Inc.	32	2,377
Micron Technology, Inc.	66	54,320
Microsoft Corp.	449	208,659
Mobility Global, Inc.*	72	1,467
Monster Beverage Corp.*	673	64,864
Morgan Stanley	274	57,655
Mosaic Co.	54	1,195
MSCI, Inc.	19	10,873
Netflix, Inc.*	217	15,561
Newmont Corp.[2]	233	21,834
NextEra Energy, Inc.	11,794	1,025,135
Nextpower, Inc., Class A*	1,345	120,875
Norwegian Cruise Line Holdings Ltd.*	25,860	479,186
Novanta, Inc.*	92	13,115
Novartis AG, Registered Shares	90	14,075
NRG Energy, Inc.	1,100	147,719
nVent Electric PLC	7	1,077
NVIDIA Corp.	1,834	368,176
Oceaneering International, Inc.*	345	16,829
Okta, Inc.*	381	54,075
Omnicom Group, Inc.	16	1,259
Oracle Corp.	78	10,130
Pagaya Technologies Ltd., Class A*,1	876	16,881
Palantir Technologies, Inc., Class A*	119	14,644
Palo Alto Networks, Inc.*	63	20,905
Parsons Corp.*	28,304	1,251,320
PayPal Holdings, Inc.	27	1,545
Pebblebrook Hotel Trust	20,998	401,062
Penn Entertainment, Inc.*	48,431	994,288
PepsiCo, Inc.	8	1,117
PG&E Corp.	32,518	565,163
Phillips 66	19	4,022

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Primo Brands Corp.	42,101	$955,693
Primoris Services Corp.	607	51,237
Procter & Gamble Co.	117	16,905
Progressive Corp.	29	6,131
Prologis, Inc.	388	56,109
PTC, Inc.*	84	11,525
PulteGroup, Inc.	10	1,265
PureCycle Technologies, Inc.*,1	858	5,465
QUALCOMM, Inc.	40	5,904
Quanta Services, Inc.	70	46,715
Range Resources Corp.	4,923	197,609
Republic Services, Inc.	226	47,584
ROBLOX Corp., Class A*	29	1,032
Rocket Cos., Inc., Class A*	55,098	710,764
Royal Gold, Inc.	175	34,711
RTX Corp.	65	13,989
S&P Global, Inc.	72	29,659
Sable Offshore Corp.*,1	1,031	5,454
Salesforce, Inc.	7	1,288
Sanofi SA	58	4,995
SBA Communications Corp.	10,641	1,925,808
Schneider Electric SE	27	9,072
Seagate Technology Holdings PLC	12	10,274
Sempra	34	3,011
SharonAI Holdings, Inc.*,1	73	3,522
SLB Ltd.	981	48,648
SolarEdge Technologies, Inc.*	2,443	100,652
Solv Energy, Inc., Class A*	1,941	55,183
Spotify Technology SA*	100	49,994
Starbucks Corp.	66	6,947
Stellantis NV*	33,512	192,948
Sunbelt Rentals Holdings, Inc.	375	26,867
Sunococorp LLC	19	1,452
Super Micro Computer, Inc.*	39	1,108
Swiss Re AG	8	1,331
Synopsys, Inc.*	57	22,159
Take-Two Interactive Software, Inc.*	100	24,292
Teledyne Technologies, Inc.*	18	11,800
Tesla, Inc.*	201	62,553
Texas Instruments, Inc.	60	16,544
Texas Pacific Land Corp.	12	4,831
Thermo Fisher Scientific, Inc.	19	10,912
TJX Cos., Inc.	284	44,685
T-Mobile U.S., Inc.	204	35,233
Toll Brothers, Inc.	1,878	273,981
Trade Desk, Inc., Class A*	608	10,968
Trane Technologies PLC	94	42,765
Transocean Ltd.*	33,171	176,470
Travelers Cos., Inc.	157	58,775
Tyler Technologies, Inc.*	4	1,238
Uber Technologies, Inc.*	340	23,922
UL Solutions, Inc., Class A	3,835	351,439
UnitedHealth Group, Inc.	43	17,819
Verizon Communications, Inc.	203	9,502
Versant Media Group, Inc.	31	1,116
Visa, Inc., Class A	148	54,187
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Voya Financial, Inc.	16	$1,591
Walmart, Inc.	690	76,728
Waste Connections, Inc.	171	28,646
Waste Management, Inc.	46	10,421
Western Digital Corp.	21	11,442
WEX, Inc.*	88	16,453
Whitefiber, Inc.*,1	132	3,128
Williams Cos., Inc.	8,393	600,435
Wolfspeed, Inc.*,1	21,966	518,837
Xcel Energy, Inc.	18,221	1,424,882
		43,017,505
Total common stocks (cost—$48,878,835)		51,086,216
Preferred stocks—0.0%†
United States—0.0%†
Alphabet, Inc.*,1	564	28,290
Alphabet, Inc.*,1	282	14,157
Total preferred stocks (cost—$41,779)		42,447
Exchange traded funds—1.1%
iShares GSCI Commodity Dynamic Roll Strategy ETF	70,496	2,300,990
SPDR Gold Shares	1,323	491,547
Total exchange traded funds (cost—$2,735,585)		2,792,537
Investment companies—7.6%
AQR Style Premia Alternative Fund, Class I	593,919	6,063,910
Carillon Reams Unconstrained Bond Fund, Class I	1,105,062	13,791,174
Total investment companies (cost—$18,384,757)		19,855,084
	Number of warrants
Warrants—0.0%†
United States—0.0%†
Opendoor Technologies, Inc. expires 11/20/26*,1	30	10
Opendoor Technologies, Inc. expires 11/20/26*,1	30	5
Opendoor Technologies, Inc. expires 11/20/26*,1	30	5
Total warrants (cost—$0)		20
	Face amount
Corporate bonds—34.0%
Australia—1.4%
IREN Ltd. 0.000%, due 07/01/31[1,3,4]	$71,000	54,978
0.250%, due 06/01/32[1,3]	72,000	66,686

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount		Value
Corporate bonds—(continued)
Australia—(continued)
Series 33, 1.000%, due 06/01/33[1,3]		$79,000	$74,568
3.250%, due 06/15/30[1]		317,000	743,710
Series IREN, 3.500%, due 12/15/29[1]		952,000	2,759,020
			3,698,962
Bermuda—0.1%
Hive Bermuda Ltd. 0.000%, due 04/15/31[1,3,4]		90,000	122,445
Brazil—0.1%
Gol Finance, Inc. 14.375%, due 06/06/30[1,3]		127,220	123,299
Cameroon—0.0%†
Golar LNG Ltd. 2.750%, due 12/15/30[1]		87,000	97,741
Canada—1.1%
Almonty Industries, Inc. 2.250%, due 07/01/31[1,3]		8,000	7,178
B2Gold Corp. 2.750%, due 02/01/30[1,3]		485,000	677,865
Bitfarms Ltd. 1.375%, due 01/15/31[1,3]		54,000	51,648
BlackBerry Ltd. 3.000%, due 02/15/29[1]		82,000	185,432
Denison Mines Corp. 4.250%, due 09/15/31[1,3]		174,000	233,799
Endeavour Silver Corp. 0.250%, due 01/15/31[1,3]		42,000	41,106
Equinox Gold Corp. 4.750%, due 10/15/28[1]		569,000	874,815
First Majestic Silver Corp. 0.125%, due 01/15/31[1,3]		37,000	38,847
0.375%, due 01/15/27[1]		46,000	53,661
Fortuna Mining Corp. 3.750%, due 06/30/29[1]		317,000	484,370
i-80 Gold Corp. 3.750%, due 04/15/31[1,3]		40,000	42,029
Osisko Gold Group, Inc. 4.125%, due 06/15/31[1,3]		16,000	16,040
Premium Brands Holdings Corp. 5.500%, due 12/31/32[1]	CAD	29,000	21,299
StorageVault Canada, Inc. 5.000%, due 03/31/28[1,3]		41,000	29,463
			2,757,552
China—1.7%
Alibaba Group Holding Ltd. 0.000%, due 09/15/32[1,4,5]		$36,000	34,576
0.500%, due 06/01/31[1]		943,000	1,300,868
GDS Holdings Ltd. 2.250%, due 06/01/32[1]		87,000	110,907
	Face amount		Value
Corporate bonds—(continued)
China—(continued)
indie Semiconductor, Inc. 3.500%, due 12/15/29[1,3]		$112,000	$109,067
4.000%, due 03/15/31[1,3]		46,000	52,068
JD.com, Inc. 0.250%, due 06/01/29[1]		79,000	82,200
NIO, Inc. 4.625%, due 10/15/30[1]		42,000	41,785
Ping An Insurance Group Co. of China Ltd. 0.875%, due 07/22/29[1,5]		1,100,000	1,648,823
Silvercorp Metals, Inc. 4.750%, due 12/15/29[1]		327,000	742,182
Trip.com Group Ltd. 0.750%, due 06/15/29[1]		29,000	29,698
1.500%, due 07/01/27[1,5]		157,000	199,038
Vnet Group, Inc. 2.000%, due 10/01/27[1,3]		117,000	131,691
2.500%, due 04/01/30[1]		23,000	23,040
			4,505,943
Colombia—0.0%†
ABRA Global Finance 6.000% Cash and 8.000% PIK 14.000%, due 10/22/29[1,3,6]		118,655	116,125
Germany—0.1%
AIXTRON SE 0.000%, due 04/23/31[1,4,5]	EUR	100,000	130,464
India—0.0%†
MakeMyTrip Ltd. 0.000%, due 07/01/30[1,4]		$118,000	109,445
Israel—0.4%
Camtek Ltd. 0.000%, due 09/15/30[1,3,4]		114,000	163,771
Check Point Software Technologies Ltd. 0.000%, due 12/15/30[1,3,4]		319,000	292,795
Nova Ltd. 0.000%, due 09/15/30[1,3,4]		352,000	515,046
Wix.com Ltd. 0.000%, due 09/15/30[1,3,4]		209,000	162,117
			1,133,729
Netherlands—1.7%
Nebius Group NV 1.000%, due 09/15/30[1,3]		310,000	493,867
1.250%, due 03/15/31[1,3]		299,000	395,424
2.000%, due 06/05/29[1,3]		439,000	1,631,811
2.625%, due 03/15/33[1,3]		81,000	108,219
2.750%, due 09/15/32[1,3]		187,000	299,935
3.000%, due 06/05/31[1,3]		311,000	1,162,307
Pharming Group NV 4.500%, due 04/25/29[1,5]	EUR	200,000	256,514
			4,348,077

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
Norway—0.1%
T1 Energy, Inc. 4.000%, due 04/15/31[1]	$35,000	$33,384
4.750%, due 08/01/31	70,000	70,000
5.250%, due 12/01/30[1]	35,000	35,447
		138,831
Singapore—0.0%†
Grab Holdings Ltd. 0.000%, due 06/15/30[1,4,5]	39,000	37,249
Switzerland—0.2%
CRISPR Therapeutics AG 1.731%, due 03/01/31[1,3]	480,000	480,926
Taiwan—0.0%†
Gorilla Technology Group, Inc. 7.500%, due 06/15/31[1]	21,000	20,244
Series B, 7.500%, due 06/15/31[1,3]	70,000	67,479
		87,723
United States—27.1%
A10 Networks, Inc. 2.750%, due 04/01/30[1]	41,000	58,413
Adaptive Biotechnologies Corp. 0.000%, due 07/01/31[1,3,4]	14,000	16,885
ADTRAN Holdings, Inc. 3.750%, due 09/15/30[1,3]	348,000	396,094
Advanced Energy Industries, Inc. 0.000%, due 05/15/31[1,3,4]	16,000	15,493
Affirm Holdings, Inc. 0.750%, due 12/15/29[1]	41,000	44,312
Akamai Technologies, Inc. 0.000%, due 05/15/30[1,3,4]	141,000	131,745
0.000%, due 05/15/32[1,3,4]	39,000	35,272
0.250%, due 05/15/33[1]	741,000	1,057,837
0.375%, due 09/01/27[1]	315,000	371,152
1.125%, due 02/15/29[1]	1,040,000	1,217,975
Alarm.com Holdings, Inc. 2.250%, due 06/01/29[1]	25,000	24,552
Alignment Healthcare, Inc. 4.250%, due 11/15/29[1]	281,000	362,473
Alnylam Pharmaceuticals, Inc. 0.000%, due 09/15/28[1,3,4]	36,000	32,581
Alphatec Holdings, Inc. 0.750%, due 03/15/30[1]	10,000	9,796
Amkor Technology, Inc. 0.000%, due 07/15/31[1,3,4]	122,000	113,556
ANI Pharmaceuticals, Inc. 2.250%, due 09/01/29[1]	15,000	18,846
Applied Digital Corp. 2.750%, due 06/01/30[1]	548,000	1,644,000
Applied Optoelectronics, Inc. 2.750%, due 01/15/30[1]	676,000	1,589,398
Arbor Realty Trust, Inc. 6.250%, due 07/01/29[1,3]	30,000	28,383
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Array Technologies, Inc. 1.000%, due 12/01/28[1]	$42,000	$37,774
2.875%, due 07/01/31[1]	155,000	154,359
Arrowhead Pharmaceuticals, Inc. 0.000%, due 01/15/32[1,4]	42,000	52,049
AST SpaceMobile, Inc. 2.375%, due 10/15/32[1,3]	285,000	328,534
Astronics Corp. 0.000%, due 01/15/31[1,3,4]	219,000	355,588
Atlas Energy Solutions, Inc. 0.500%, due 04/15/31[1,3]	63,000	64,096
Avnet, Inc. 1.750%, due 09/01/30[1,3]	16,000	22,265
Bandwidth, Inc. 0.000%, due 07/01/32[1,3,4]	101,000	91,893
Bill Holdings, Inc. 0.000%, due 04/01/27[1,4]	54,000	51,987
0.000%, due 04/01/30[1,4]	141,000	123,412
BioMarin Pharmaceutical, Inc. 1.250%, due 05/15/27[1]	14,000	13,569
Bitdeer Technologies Group 4.000%, due 11/15/31[1,3]	7,000	6,809
5.000%, due 03/01/32[1,3]	14,000	19,524
BlackLine, Inc. 1.000%, due 06/01/29[1]	41,000	38,130
BlackSky Technology, Inc. 8.250%, due 08/01/33[1,3]	71,000	84,620
Bloom Energy Corp. 0.000%, due 11/15/30[1,3,4]	764,000	1,069,600
Box, Inc. 1.500%, due 09/15/29[1]	362,000	375,351
Bridgebio Pharma, Inc. 1.750%, due 03/01/31[1]	42,000	74,237
2.250%, due 02/01/29[1]	75,000	85,004
2.500%, due 03/15/27[1]	67,000	126,987
Celcuity, Inc. 0.250%, due 08/01/32[1]	86,000	88,701
2.750%, due 08/01/31[1]	106,000	203,579
Cheesecake Factory, Inc. 2.000%, due 03/15/30[1]	79,000	119,830
Chefs' Warehouse, Inc. 2.375%, due 12/15/28[1]	17,000	44,840
Ciena Corp. 0.000%, due 09/15/31[1,3,4]	31,000	29,392
Cipher Digital, Inc. 0.000%, due 10/01/31[1,3,4]	191,000	314,694
1.750%, due 05/15/30[1]	383,000	1,967,888
Cleanspark, Inc. 0.000%, due 06/15/30[1,4]	21,000	26,691
Cloudflare, Inc. 0.000%, due 06/15/30[1,4]	1,162,000	1,602,189
Cogent Biosciences, Inc. 1.625%, due 11/15/31[1]	10,000	12,240
Cohu, Inc. 1.500%, due 01/15/31[1,3]	243,000	477,971

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Coinbase Global, Inc. 0.000%, due 10/01/29[1,3,4]	$36,000	$30,947
0.000%, due 10/01/32[1,3,4]	216,000	166,166
0.250%, due 04/01/30[1]	288,000	254,577
Collegium Pharmaceutical, Inc. 2.875%, due 02/15/29[1]	29,000	35,036
Commvault Systems, Inc. 0.000%, due 09/15/30[1,3,4]	39,000	34,404
Compass, Inc. 0.250%, due 04/15/31[1,3]	382,000	398,216
Core Scientific, Inc. 0.000%, due 06/15/31[1,3,4]	142,000	177,229
3.000%, due 09/01/29[1,3]	217,000	439,698
CoreWeave, Inc. 1.750%, due 12/01/31[1,3]	1,430,000	1,343,577
1.750%, due 10/01/32[1,3]	75,000	65,794
CorMedix, Inc. 4.000%, due 08/01/30[1,3]	126,000	125,764
Cracker Barrel Old Country Store, Inc. 1.750%, due 09/15/30[1]	194,000	204,495
CyberArk Software Ltd. 0.000%, due 06/15/30[1,4]	324,000	523,059
Cytokinetics, Inc. 1.750%, due 10/01/31[1,3]	71,000	98,832
Danimer Scientific, Inc. 0.000%, due 12/15/26[2,3,7]	265,000	795
Datadog, Inc. 0.000%, due 12/01/29[1,4]	584,000	852,325
Dave, Inc. 0.000%, due 04/01/31[1,3,4]	193,000	297,693
Dexcom, Inc. 0.375%, due 05/15/28[1]	37,000	35,197
DigitalOcean Holdings, Inc. 0.000%, due 12/01/26[1,4]	21,000	21,556
0.000%, due 08/15/30[3,4]	101,000	310,974
DoorDash, Inc. 0.000%, due 05/15/30[1,4]	79,000	79,461
Dropbox, Inc. 0.000%, due 03/01/28[1,4]	167,000	183,685
EchoStar Corp. 3.875% Cash or 3.875% PIK 3.875%, due 11/30/30[1,6]	317,045	835,540
Encore Capital Group, Inc. 4.000%, due 03/15/29[1]	291,000	445,186
Energy Vault Holdings, Inc. 5.250%, due 03/01/31[1,3]	42,000	38,812
Enovis Corp. 3.875%, due 10/15/28[1]	67,000	66,830
Enovix Corp. 3.000%, due 05/01/28[1,3]	14,000	12,782
4.750%, due 09/15/30[1,3]	39,000	27,384
Eos Energy Enterprises, Inc. 1.750%, due 12/01/31[1,3]	24,000	14,493
6.750%, due 06/15/30[1,3]	227,000	244,915
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Etsy, Inc. 0.125%, due 09/01/27[1]	$14,000	$13,295
0.250%, due 06/15/28[1]	113,000	103,150
Evergy, Inc. 4.500%, due 12/15/27[1]	508,000	691,241
Fastly, Inc. 0.000%, due 12/15/30[1,3,4]	190,000	333,836
7.750%, due 06/01/28[1]	11,000	17,943
Fermi, Inc. 5.000%, due 07/15/31[1,3]	105,000	104,993
Five9, Inc. 1.000%, due 03/15/29[1]	144,000	131,580
Fluence Energy, Inc. 2.250%, due 06/15/30[1]	227,000	236,702
Fluor Corp. 1.125%, due 08/15/29[1]	62,000	79,940
Freshpet, Inc. 3.000%, due 04/01/28[1]	160,000	185,294
Galaxy Digital Holdings LP 0.500%, due 05/01/31[1,3]	41,000	30,782
2.500%, due 12/01/29[1,3]	500,000	617,965
3.000%, due 12/15/26[1,3]	250,000	256,865
GameStop Corp. 0.000%, due 04/01/30[1,4]	16,000	16,014
0.000%, due 06/15/32[1,4]	465,000	461,579
Green Plains, Inc. 2.250%, due 03/15/27[1]	15,000	14,929
5.250%, due 11/01/30[1]	22,000	31,376
Greenbrier Cos., Inc. 2.875%, due 04/15/28[1]	325,000	368,895
Groupon, Inc. Series UNRS, 4.875%, due 06/30/30[1]	37,000	38,063
Guardant Health, Inc. 0.000%, due 11/15/27[1,4]	951,000	1,246,352
Guidewire Software, Inc. 1.250%, due 11/01/29[1]	541,000	547,487
Haemonetics Corp. 2.500%, due 06/01/29[1]	167,000	175,018
Halozyme Therapeutics, Inc. 0.000%, due 02/15/31[1,3,4]	41,000	45,132
1.000%, due 08/15/28[1]	71,000	107,877
HAT Holdings I LLC/HAT Holdings II LLC 3.750%, due 08/15/28[1,3]	22,000	31,941
Healthcare Realty Holdings LP 3.000%, due 01/15/32[1,3]	16,000	16,752
Herbalife Ltd. 4.250%, due 06/15/28[1]	103,000	116,015
Hertz Corp. 5.500%, due 10/01/30[1,3]	92,000	23,959
Hims & Hers Health, Inc. 0.000%, due 05/15/30[1,3,4]	42,000	34,762
0.000%, due 06/01/32[1,3,4]	65,000	77,350
Indivior Pharmaceuticals, Inc. 0.625%, due 03/15/31[1,3]	42,000	49,730

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Innoviva, Inc. 2.125%, due 03/15/28[1]	$39,000	$40,295
Inotiv, Inc. 0.000%, due 10/15/27	298,000	8,695
Integer Holdings Corp. 1.875%, due 03/15/30[1]	40,000	42,745
InterDigital, Inc. 3.500%, due 06/01/27[1]	1,068,000	4,243,613
Intuitive Machines, Inc. 2.500%, due 10/01/30[1,3]	156,000	205,206
Ionis Pharmaceuticals, Inc. 0.000%, due 12/01/30[1,3,4]	8,000	7,078
1.750%, due 06/15/28[1]	20,000	23,682
IRhythm Holdings, Inc. 1.500%, due 09/01/29[1]	36,000	39,076
Itron, Inc. 0.000%, due 03/15/32[1,3,4]	36,000	36,652
1.375%, due 07/15/30[1]	43,000	44,933
JetBlue Airways Corp. 2.500%, due 09/01/29[1]	7,000	7,928
Keel Infrastructure Corp. 1.250%, due 01/15/32[1,3]	16,000	14,232
Kimco Realty OP LLC 3.500%, due 06/15/31[1,3]	39,000	39,456
Kite Realty Group LP 0.750%, due 04/01/27[1,3]	31,000	37,896
Knight-Swift Transportation Holdings, Inc. 1.000%, due 11/15/31[1,3]	79,000	85,895
Lantheus Holdings, Inc. 2.625%, due 12/15/27[1]	263,000	343,875
LCI Industries 3.000%, due 03/01/30[1]	186,000	203,681
LeMaitre Vascular, Inc. 2.500%, due 02/01/30[1]	42,000	45,751
Liberty Energy, Inc. 0.000%, due 03/01/31[1,3,4]	107,000	93,565
0.000%, due 03/01/32[1,3,4]	141,000	114,711
Liberty Interactive LLC 3.750%, due 02/15/30[1,6,8]	955,000	50,208
4.000%, due 11/15/29[1,6,8]	161,000	9,901
Liberty Live Holdings, Inc. 2.375%, due 09/30/53[1,3]	652,000	1,153,082
Life360, Inc. 0.000%, due 06/01/30[1,4]	39,000	40,144
Ligand Pharmaceuticals, Inc. 0.000%, due 09/15/31[1,3,4]	14,000	14,919
0.750%, due 10/01/30[1,3]	168,000	264,934
LivaNova PLC 2.500%, due 03/15/29[1]	65,000	86,166
Live Nation Entertainment, Inc. 2.875%, due 01/15/30[1]	40,000	45,929
2.875%, due 10/15/31[1,3]	40,000	43,069
3.125%, due 01/15/29[1]	39,000	66,214
Lumentum Holdings, Inc. 0.375%, due 03/15/32[1,3]	785,000	3,061,500
0.500%, due 06/15/28[1]	34,000	185,256
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Lyft, Inc. 0.000%, due 09/15/30[1,3,4]	$38,000	$38,347
0.625%, due 03/01/29[1]	39,000	41,986
MACOM Technology Solutions Holdings, Inc. 0.000%, due 12/15/29[1,4]	24,000	38,904
Match Group Financeco 3, Inc. 2.000%, due 01/15/30[1,3]	32,000	29,534
Merit Medical Systems, Inc. 3.000%, due 02/01/29[1]	26,000	30,283
Meritage Homes Corp. 1.750%, due 05/15/28[1]	17,000	16,850
MGP Ingredients, Inc. 1.875%, due 11/15/41[1]	241,000	233,743
Microchip Technology, Inc. 0.000%, due 02/15/30[1,3,4]	78,000	83,367
0.750%, due 06/01/30[1]	772,000	806,439
Mirion Technologies, Inc. 0.250%, due 06/01/30[1,3]	412,000	404,512
Mirum Pharmaceuticals, Inc. 0.000%, due 06/01/32[1,3,4]	212,000	215,320
4.000%, due 05/01/29[1]	131,000	438,162
MKS, Inc. 1.250%, due 06/01/30[1]	817,000	1,674,850
NCL Corp. Ltd. 0.750%, due 09/15/30[1,3]	316,000	288,798
0.875%, due 04/15/30[1]	54,000	56,334
1.125%, due 02/15/27[1]	268,000	261,980
NeoGenomics, Inc. 0.750%, due 07/01/32[1,3]	402,000	525,446
Novavax, Inc. 4.625%, due 09/01/31[1,3]	156,000	169,631
Nutanix, Inc. 0.250%, due 10/01/27[1]	79,000	94,949
0.500%, due 12/15/29[1]	420,000	433,658
Nuvation Bio, Inc. 0.750%, due 07/01/32[1]	100,000	110,944
Oddity Finance LLC 0.000%, due 06/15/30[1,3,4]	79,000	54,914
Omnicell, Inc. 1.000%, due 12/01/29[1]	37,000	37,201
ON Semiconductor Corp. 0.000%, due 05/01/27[1,4]	234,000	371,040
0.000%, due 05/01/31[1,3,4]	14,000	13,162
0.500%, due 03/01/29[1]	292,000	330,337
Onto Innovation, Inc. 0.000%, due 06/01/31[1,3,4]	71,000	76,858
Opendoor Technologies, Inc. 7.000%, due 05/15/30[1,3]	130,000	354,665
Ormat Technologies, Inc. Series B, 0.000%, due 03/15/31[1,3,4]	82,000	83,321
Series A, 1.500%, due 03/15/31[1,3]	14,000	14,419
Oscar Health, Inc. 2.250%, due 09/01/30[1,3]	42,000	64,874

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
OSI Systems, Inc. 0.500%, due 02/01/31[1,3]	$275,000	$257,335
2.250%, due 08/01/29[1]	545,000	731,554
Pacira BioSciences, Inc. 2.125%, due 05/15/29[1]	130,000	131,895
Pagaya Technologies Ltd. 6.125%, due 10/01/29[1]	157,000	265,011
PagerDuty, Inc. 1.500%, due 10/15/28[1]	19,000	17,821
PAR Technology Corp. 4.000%, due 03/15/31[1,3]	39,000	47,338
Parsons Corp. 2.625%, due 03/01/29[1]	162,000	156,549
Patrick Industries, Inc. 1.750%, due 12/01/28[1]	39,000	53,849
Peloton Interactive, Inc. 5.500%, due 12/01/29[1]	11,000	18,637
Penguin Solutions, Inc. 0.000%, due 08/01/31[1,3,4]	14,000	12,434
2.000%, due 08/15/30[1]	36,000	76,678
Pitney Bowes, Inc. 1.500%, due 08/15/30[1,3]	42,000	56,308
Planet Labs PBC 0.500%, due 10/15/30[1,3]	537,000	1,048,374
Plug Power, Inc. 6.750%, due 12/01/33[1,3]	35,000	38,980
Porch Group, Inc. 6.750%, due 10/01/28[1,3]	40,000	42,485
Progress Software Corp. 3.500%, due 03/01/30[1]	70,000	68,939
ProPetro Holding Corp. 0.000%, due 11/15/31[1,3,4]	32,000	26,622
PureCycle Technologies, Inc. 4.750%, due 07/01/32[1]	115,000	100,996
Rapid7, Inc. 0.250%, due 03/15/27[1]	25,000	24,146
RealReal, Inc. 4.000%, due 02/15/31[1,3]	429,000	610,544
Repay Holdings Corp. 2.875%, due 07/15/29[1,3]	34,000	30,955
Repligen Corp. 1.000%, due 12/15/28[1]	44,000	45,709
Riot Platforms, Inc. 0.750%, due 01/15/30[1]	107,000	170,350
Rivian Automotive, Inc. 4.625%, due 03/15/29[1]	270,000	304,887
Robinhood Markets, Inc. 0.000%, due 10/01/29[1,3,4]	14,000	13,504
Rubrik, Inc. 0.000%, due 06/15/30[1,4]	85,000	84,185
Sarepta Therapeutics, Inc. 4.875%, due 09/01/30[1,3]	30,000	24,505
Semtech Corp. 0.000%, due 10/15/30[1,3,4]	120,000	177,132
1.625%, due 11/01/27[1]	338,000	1,068,553
	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
SharonAI Holdings, Inc. 4.750%, due 06/15/32[1,3]	$21,000	$18,370
6.000%, due 05/01/31[1]	37,000	45,947
Sirius XM Holdings, Inc. 3.750%, due 03/15/28[1]	88,000	99,969
SiTime Corp. 0.000%, due 06/15/31[1,4]	142,000	135,989
Snowflake, Inc. 0.000%, due 10/01/27[1,4]	1,399,000	2,644,110
0.000%, due 10/01/29[1,4]	523,000	1,040,315
SoFi Technologies, Inc. 0.000%, due 10/15/26[1,3,4]	97,000	96,214
1.250%, due 03/15/29[1,3]	719,000	1,331,840
SolarEdge Technologies, Inc. 2.250%, due 07/01/29[1]	339,000	502,310
Solaris Energy Infrastructure, Inc. 0.250%, due 10/01/31[1]	241,000	285,105
4.750%, due 05/01/30[1]	505,000	1,068,080
Sphere Entertainment Co. 3.500%, due 12/01/28[1]	37,000	149,250
Stride, Inc. 1.125%, due 09/01/27[1]	592,000	931,767
Sunrun, Inc. 4.000%, due 03/01/30[1]	14,000	14,222
Super Micro Computer, Inc. 0.000%, due 06/15/30[1,4]	180,000	153,744
2.250%, due 07/15/28[1]	42,000	40,482
3.500%, due 03/01/29[1]	42,000	37,214
Synaptics, Inc. 0.750%, due 12/01/31[1]	16,000	21,341
Syndax Pharmaceuticals, Inc. 2.250%, due 06/15/31[1,3]	39,000	44,058
Tandem Diabetes Care, Inc. Series 2024, 1.500%, due 03/15/29[1]	194,000	195,486
Tempus AI, Inc. 0.000%, due 05/15/32[1,3,4]	42,000	40,483
0.750%, due 07/15/30[1]	43,000	40,605
Terawulf, Inc. 1.000%, due 09/01/31[1,3]	127,000	208,213
2.750%, due 02/01/30[1,3]	748,000	1,696,935
Tetra Tech, Inc. 2.250%, due 08/15/28[1]	41,000	44,934
TransMedics Group, Inc. 1.500%, due 06/01/28[1]	42,000	48,098
Transocean International Ltd. 4.625%, due 09/30/29[1]	160,000	266,806
Travere Therapeutics, Inc. 0.500%, due 05/15/32[1]	237,000	276,389
2.250%, due 03/01/29[1]	159,000	288,660
Tyler Technologies, Inc. 0.500%, due 07/15/31[1,3]	39,000	39,842
Uber Technologies, Inc. 0.000%, due 05/15/28[1,4]	41,000	45,957
Series 2028, 0.875%, due 12/01/28	81,000	95,471

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Ultra Clean Holdings, Inc. 0.000%, due 03/15/31[1,3,4]	$318,000	$413,635
Unity Software, Inc. 0.000%, due 03/15/30[1,4]	80,000	93,995
Upstart Holdings, Inc. 2.000%, due 10/01/29[1]	501,000	510,699
Varonis Systems, Inc. 1.000%, due 09/15/29[1]	297,000	282,538
Veeco Instruments, Inc. 2.875%, due 06/01/29[1]	470,000	850,911
Viavi Solutions, Inc. 0.625%, due 03/01/31[1,3]	82,000	229,237
Viridian Therapeutics, Inc. 1.750%, due 05/15/32[1]	32,000	35,163
Vishay Intertechnology, Inc. 2.250%, due 09/15/30[1]	420,000	592,578
Wabash National Corp. 4.000%, due 08/01/32[1,3]	11,000	11,423
Wayfair, Inc. 3.250%, due 09/15/27[1]	499,000	689,513
Whitefiber, Inc. 4.500%, due 02/01/31[1,3]	21,000	25,990
Willis Lease Finance Corp. 2.500%, due 05/15/31[1]	98,000	103,308
WisdomTree, Inc. 4.500%, due 10/01/31[1,3]	147,000	178,082
4.625%, due 08/15/30[1,3]	40,000	51,090
Wolfspeed, Inc. 2.500%, due 06/15/31[1]	50,000	96,803
2.500%, due 06/15/31[1,3]	7,000	13,552
3.500%, due 03/15/31[1,3]	5,000	7,327
Workiva, Inc. 1.250%, due 08/15/28[1]	42,000	39,723
Xometry, Inc. 0.750%, due 06/15/30[1]	316,000	635,767
1.000%, due 02/01/27[1]	464,000	728,396
Ziff Davis, Inc. 3.625%, due 03/01/28[1,3]	158,000	159,304
Zoetis, Inc. 0.250%, due 06/15/29[1,3]	35,000	32,070
Zscaler, Inc. 0.000%, due 07/15/28[1,4]	212,000	196,615
		70,532,120
Total corporate bonds (cost—$91,810,467)		88,420,631
	Number of shares
Short term investments—56.3%
Investment companies—44.3%
State Street Institutional U.S. Government Money Market Fund, 3.619%[9] (cost—$115,239,170)	115,239,170	115,239,170
		Face amount	Value
Short term investments—(continued)
Short-term U.S. Treasury obligations—12.0%
U.S. Treasury Bills 3.668%, due 09/24/26[1,9]		$1,200,000	$1,193,589
3.675%, due 08/11/26[1,9]		355,000	354,646
3.675%, due 09/24/26[1,9]		2,030,000	2,019,155
3.676%, due 08/11/26[1,9]		600,000	599,401
3.682%, due 10/08/26[1,9]		1,520,000	1,509,718
3.683%, due 08/18/26[1,9]		1,000,000	998,300
3.692%, due 08/11/26[1,9]		400,000	399,600
3.694%, due 08/18/26[1,9]		1,000,000	998,299
3.695%, due 09/24/26[1,9]		300,000	298,387
3.699%, due 08/11/26[1,9]		90,000	89,910
3.708%, due 10/15/26[1,9]		1,320,000	1,310,121
3.712%, due 10/08/26[1,9]		1,320,000	1,311,032
3.715%, due 10/15/26[1,9]		1,010,000	1,002,409
3.717%, due 10/15/26[1,9]		500,000	496,240
3.720%, due 10/15/26[1,9]		1,000,000	992,465
3.760%, due 11/27/26[1,9]		800,000	790,455
3.782%, due 11/27/26[1,9]		1,925,000	1,901,859
3.794%, due 12/10/26[1,9]		600,000	591,976
3.805%, due 12/03/26[1,9]		255,000	251,763
3.838%, due 11/27/26[1,9]		2,650,000	2,617,575
3.842%, due 12/03/26[1,9]		3,900,000	3,849,864
3.858%, due 12/10/26[1,9]		2,750,000	2,712,563
3.895%, due 12/10/26[1,9]		500,000	493,113
3.902%, due 12/03/26[1,9]		195,000	192,458
3.928%, due 01/21/27[1,9]		3,500,000	3,436,103
3.955%, due 01/28/27[9]		610,000	598,457
4.010%, due 01/21/27[1,9]		405,000	397,453
Total short-term U.S. treasury obligations (cost—$31,406,911)			31,406,911
	Number of contracts	Notional amount
Options Purchased—0.0%†
Call options—0.0%†
3 Month Euro Euribor Futures, strike @98.125, expires 09/14/26 (Counterparty: MSCI) (cost—$10,035)	61	5,986	0
Put options—0.0%†
CBOT 10 Year U.S. Treasury Notes, strike @107.000, expires 08/21/26 (Counterparty: MSCI) (cost—$7,265)	91	9,737	18,484
Total options purchased (cost—$17,300)			18,484
Equity options purchased—0.3%
Call options—0.1%
EURO STOXX 50 Index, strike @6,400.000, expires 09/18/26 (Counterparty: JPMCB)	75	480,000	116,497

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount	Value
Equity options purchased—(continued)
Call options—(continued)
iShares MSCI Brazil ETF, strike @36.000, expires 09/18/26 (Counterparty: OCC)	184	$6,624	$34,960
NASDAQ 100 Stock Index, strike @39,000.000, expires 12/18/26 (Counterparty: JPMCB)	6	234,000	7,860
Siemens Energy AG, strike @170.000, expires 09/18/26 (Counterparty: JEF)	23	3,910	17,897
STOXX Europe 600 Basic Resources Index, strike @875.000, expires 09/18/26 (Counterparty: JPMCB)	45	39,375	21,276
STOXX Europe 600 Basic Resources Index, strike @800.000, expires 09/18/26 (Counterparty: JPMCB)	32	25,600	55,536
STOXX Europe 600 Basic Resources Index, strike @790.000, expires 09/18/26 (Counterparty: JPMCB)	5	3,950	10,032
Total			264,058
Put options—0.2%
CME E-mini S&P 500 Index Futures, strike @7,200.000, expires 09/18/26 (Counterparty: MSCI)	71	511,200	241,400
CME E-mini S&P 500 Index Futures, strike @6,800.000, expires 09/18/26 (Counterparty: MSCI)	26	176,800	34,450
EURO STOXX 50 Index, strike @5,550.000, expires 08/21/26 (Counterparty: JPMCB)	261	1,448,550	9,932
EURO STOXX 50 Index, strike @5,500.000, expires 10/16/26 (Counterparty: JPMCB)	527	2,898,500	161,043
Total			446,825
Total equity options purchased (cost—$1,222,484)			710,883
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—0.2%
Call options—0.0%†
Call AUD vs. Put NZD, strike @0.000, expires 06/28/27 (Counterparty: BB)	1,435,000	$1,951,600	$6,689
Call GBP vs. Put USD strike @1.575, expires 09/14/26 (Counterparty: JPMCB)	75,000	118,125	0
Call USD vs. Put CNY, strike @7.130, expires 10/12/27 (Counterparty: JPMCB)	53,000	377,890	1,279
Call USD vs. Put CNY, strike @7.120, expires 11/05/27 (Counterparty: JPMCB)	95,000	676,400	2,444
Call USD vs. Put CNY, strike @7.100, expires 12/30/26 (Counterparty: JPMCB)	58,000	411,800	425
Call NZD vs. Put USD, strike @0.750, expires 01/29/27 (Counterparty: JPMCB)	257,000	192,750	86
Call AUD vs. Put USD, strike @0.840, expires 01/29/27 (Counterparty: JPMCB)	445,000	373,800	774
Call USD vs. Put MXN, strike @20.250, expires 09/30/26 (Counterparty: JPMCB)	67,000	1,356,750	411
Call EUR vs. Put USD, strike @1.230, expires 09/28/26 (Counterparty: JPMCB)	1,577,000	1,939,710	56
Call USD vs. Put THB, strike @34.750, expires 11/02/26 (Counterparty: JPMCB)	78,000	2,710,500	7,423
Call USD vs. Put PLN, strike @3.800, expires 10/01/26 (Counterparty: JPMCB)	53,000	201,400	13,366
Call USD vs. Put CNY, strike @6.810, expires 08/13/26 (Counterparty: JPMCB)	1,483,000	10,099,230	61
Call USD vs. Put CNY, strike @6.845, expires 09/23/26 (Counterparty: JPMCB)	742,000	5,078,990	196
Total			33,210

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—0.2%
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	292,000	$32,120,000	$103
Call JPY vs. Put USD, strike @110.000, expires 12/02/26 (Counterparty: JPMCB)	47,000	5,170,000	16
Call BRL vs. Put USD, strike @5.600, expires 08/11/26 (Counterparty: JPMCB)	130,000	728,000	129,785
Call JPY vs. Put USD, strike @127.000, expires 05/12/27 (Counterparty: JPMCB)	153,000	19,431,000	1,727
Call HUF vs. Put EUR, strike @351.000, expires 12/18/26 (Counterparty: JPMCB)	104,000	36,504,000	16,707
Call USD vs. Put NZD, strike @0.530, expires 08/28/26 (Counterparty: JPMCB)	68,000	36,040	20
Call BRL vs. Put USD, strike @4.870, expires 06/16/27 (Counterparty: JPMCB)	29,000	141,230	5,369
Call JPY vs. Put USD, strike @135.000, expires 10/26/26 (Counterparty: JPMCB)	581,000	78,435,000	3,692
Call JPY vs. Put USD, strike @137.000, expires 09/30/26 (Counterparty: JPMCB)	571,000	78,227,000	3,293
Call PLN vs. Put EUR, strike @4.100, expires 08/12/26 (Counterparty: JPMCB)	58,000	237,800	3
Call CNY vs. Put USD, strike @6.570, expires 02/26/27 (Counterparty: JPMCB)	53,000	348,210	13,128
Call HUF vs. Put EUR, strike @363.000, expires 03/03/28 (Counterparty: JPMCB)	37,000	13,431,000	15,393
Call HUF vs. Put EUR, strike @353.000, expires 03/06/28 (Counterparty: JPMCB)	62,000	21,886,000	17,543
Call AUD vs. Put GBP, strike @1.600, expires 03/11/27 (Counterparty: JPMCB)	338,000	540,800	1,489
	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call HUF vs. Put EUR, strike @350.000, expires 03/31/28 (Counterparty: JPMCB)	83,000	$29,050,000	$20,419
Call HUF vs. Put EUR, strike @339.000, expires 05/25/27 (Counterparty: JPMCB)	103,000	34,917,000	8,005
Call HUF vs. Put EUR, strike @339.000, expires 11/30/27 (Counterparty: JPMCB)	163,000	55,257,000	19,321
Call BRL vs. Put USD, strike @4.820, expires 04/12/28 (Counterparty: JPMCB)	74,000	356,680	9,560
Call HUF vs. Put EUR, strike @353.000, expires 09/23/26 (Counterparty: JPMCB)	12,000	4,236,000	1,238
Call BRL vs. Put USD, strike @5.035, expires 12/08/27 (Counterparty: JPMCB)	53,000	266,855	11,991
Call USD vs. Put EUR, strike @1.130, expires 09/10/26 (Counterparty: JPMCB)	290,000	327,700	35,208
Call HUF vs. Put EUR, strike @350.000, expires 10/15/26 (Counterparty: JPMCB)	56,000	19,600,000	4,461
Call COP vs. Put USD, strike @3,270.000, expires 10/20/26 (Counterparty: JPMCB)	118,000	385,860,000	75,396
Call BRL vs. Put EUR, strike @5.510, expires 11/12/26 (Counterparty: JPMCB)	46,000	253,460	5,243
Call JPY vs. Put USD, strike @150.000, expires 08/06/26 (Counterparty: JPMCB)	69,000	10,350,000	692
Call HUF vs. Put EUR, strike @342.000, expires 08/12/26 (Counterparty: JPMCB)	48,000	16,416,000	2
Call HUF vs. Put EUR, strike @342.000, expires 08/28/26 (Counterparty: JPMCB)	48,000	16,416,000	45
Call HUF vs. Put EUR, strike @330.000, expires 11/05/26 (Counterparty: JPMCB)	121,000	39,930,000	207

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of contracts	Notional amount	Value
Foreign exchange options purchased—(continued)
Put options—(continued)
Call HUF vs. Put EUR, strike @338.000, expires 10/08/26 (Counterparty: JPMCB)	51,000	$17,238,000	$212
Call JPY vs. Put USD, strike @152.100, expires 08/06/26 (Counterparty: JPMCB)	65,000	9,886,500	1,431
Call ZAR vs. Put USD, strike @15.550, expires 08/06/26 (Counterparty: JPMCB)	80,000	1,244,000	2
Call ZAR vs. Put EUR, strike @18.250, expires 12/18/26 (Counterparty: JPMCB)	77,000	1,405,250	10,848
Total			412,549
Total foreign exchange options purchased (cost—$639,504)			445,759
Total investments before investments sold short—119.1% (cost—$310,376,792)			310,018,142
		Number of shares
Investments sold short—(33.2%)
Common stocks—(29.1%)
Australia—(1.2%)
IREN Ltd.		(86,409)	(3,179,851)
Cameroon—(0.0%)†
Golar LNG Ltd.		(1,111)	(54,606)
Canada—(0.8%)
Almonty Industries, Inc.		(222)	(2,455)
B2Gold Corp.		(120,904)	(453,390)
BlackBerry Ltd.		(19,360)	(164,560)
Denison Mines Corp.		(49,800)	(139,938)
Endeavour Silver Corp.		(2,503)	(18,823)
Equinox Gold Corp.		(73,379)	(656,742)
First Majestic Silver Corp.		(2,775)	(41,708)
Fortuna Mining Corp.		(39,141)	(329,959)
Hive Digital Technologies Ltd.		(31,865)	(90,178)
i-80 Gold Corp.		(15,498)	(19,993)
Nutrien Ltd.		(2,963)	(204,654)
Osisko Gold Group, Inc.		(3,183)	(7,607)
Premium Brands Holdings Corp.		(50)	(3,307)
			(2,133,314)
China—(1.3%)
Alibaba Group Holding Ltd.		(7,730)	(944,992)
GDS Holdings Ltd.		(2,058)	(67,379)
H World Group Ltd.		(3,581)	(152,873)
indie Semiconductor, Inc.		(28,896)	(93,334)
JD.com, Inc.		(721)	(23,800)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
China—(continued)
NIO, Inc.	(1,903)	$(9,287)
Ping An Insurance Group Co. of China Ltd.	(197,500)	(1,475,477)
Silvercorp Metals, Inc.	(63,196)	(591,515)
Trip.com Group Ltd.	(147)	(6,910)
Vnet Group, Inc.	(6,471)	(46,397)
		(3,411,964)
Germany—(0.0%)†
AIXTRON SE	(1,401)	(59,096)
India—(0.0%)†
MakeMyTrip Ltd.	(384)	(21,869)
Israel—(0.2%)
Camtek Ltd.	(865)	(114,578)
Check Point Software Technologies Ltd.	(463)	(58,861)
Nova Ltd.	(923)	(360,773)
Oddity Tech Ltd.	(278)	(3,942)
Wix.com Ltd.	(515)	(28,341)
		(566,495)
Netherlands—(1.4%)
Nebius Group NV	(19,048)	(3,626,930)
Pharming Group NV	(80,992)	(82,197)
		(3,709,127)
Norway—(0.1%)
T1 Energy, Inc.	(21,645)	(90,260)
Singapore—(0.0%)†
Grab Holdings Ltd., Class A	(1,846)	(6,461)
Switzerland—(0.1%)
CRISPR Therapeutics AG	(4,551)	(218,402)
Taiwan—(0.0%)†
Gorilla Technology Group, Inc.	(1,284)	(14,239)
United States—(24.0%)
A10 Networks, Inc.	(1,437)	(42,492)
Adaptive Biotechnologies Corp.	(488)	(11,014)
ADTRAN Holdings, Inc.	(22,820)	(194,198)
Advanced Energy Industries, Inc.	(20)	(5,790)
AECOM	(3,967)	(287,171)
Affirm Holdings, Inc.	(281)	(20,094)
Akamai Technologies, Inc.	(14,579)	(1,679,209)
Alarm.com Holdings, Inc.	(122)	(6,680)
Alignment Healthcare, Inc.	(13,097)	(194,490)
Allstate Corp.	(446)	(117,780)
Alnylam Pharmaceuticals, Inc.	(4)	(822)
Alphabet, Inc.	(29)	(10,343)
Alphabet, Inc.	(53)	(18,875)
Alphatec Holdings, Inc.	(444)	(4,227)
Ameren Corp.	(1,652)	(181,076)
American Airlines Group, Inc.	(5,082)	(77,602)
American Water Works Co., Inc.	(2,450)	(328,716)
Amkor Technology, Inc.	(830)	(41,392)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
ANI Pharmaceuticals, Inc.	(154)	$(12,203)
Applied Digital Corp.	(53,125)	(1,455,094)
Applied Optoelectronics, Inc.	(14,524)	(1,369,904)
Arbor Realty Trust, Inc.	(16,947)	(84,904)
Array Technologies, Inc.	(16,012)	(83,583)
Arrowhead Pharmaceuticals, Inc.	(390)	(33,013)
AST SpaceMobile, Inc.	(3,517)	(207,433)
Astronics Corp.	(4,228)	(293,804)
AT&T, Inc.	(12,180)	(283,185)
Atlas Energy Solutions, Inc.	(3,372)	(36,384)
Aurora Innovation, Inc.	(2,853)	(18,402)
Automatic Data Processing, Inc.	(1,003)	(267,259)
Avnet, Inc.	(181)	(16,080)
Bandwidth, Inc.	(1,120)	(43,837)
Bill Holdings, Inc.	(433)	(19,541)
Bitdeer Technologies Group	(1,581)	(16,632)
BlackLine, Inc.	(253)	(7,944)
BlackSky Technology, Inc.	(1,491)	(34,368)
Bloom Energy Corp.	(3,397)	(699,137)
Booz Allen Hamilton Holding Corp.	(1,973)	(137,558)
Box, Inc.	(4,720)	(148,916)
Bridgebio Pharma, Inc.	(2,755)	(220,648)
Campbell's Co.	(12,227)	(268,749)
Carvana Co.	(1,271)	(79,260)
Celcuity, Inc.	(2,454)	(211,977)
CenterPoint Energy, Inc.	(4,502)	(189,264)
Cheesecake Factory, Inc.	(959)	(97,262)
Chefs' Warehouse, Inc.	(375)	(43,256)
Ciena Corp.	(29)	(10,934)
Cipher Digital, Inc.	(94,496)	(2,109,151)
Cleanspark, Inc.	(1,149)	(15,810)
Cloudflare, Inc.	(3,844)	(1,072,399)
Cogent Biosciences, Inc.	(173)	(6,735)
Cohu, Inc.	(8,071)	(387,327)
Coinbase Global, Inc.	(913)	(133,535)
Collegium Pharmaceutical, Inc.	(548)	(19,394)
Commvault Systems, Inc.	(95)	(11,191)
Compass, Inc.	(18,450)	(210,145)
Copart, Inc.	(7,481)	(217,847)
Core Scientific, Inc.	(22,542)	(467,070)
CoreWeave, Inc.	(11,976)	(859,518)
CorMedix, Inc.	(5,773)	(43,471)
Cracker Barrel Old Country Store, Inc.	(1,892)	(106,690)
Cytokinetics, Inc.	(938)	(72,348)
Datadog, Inc.	(2,221)	(595,161)
Dave, Inc.	(610)	(227,341)
DaVita, Inc.	(1,703)	(408,873)
Dexcom, Inc.	(43)	(3,588)
DigitalOcean Holdings, Inc.	(2,476)	(290,930)
DoorDash, Inc.	(163)	(31,974)
Dropbox, Inc.	(2,829)	(92,112)
Duke Energy Corp.	(2,790)	(349,950)
EchoStar Corp.	(8,902)	(748,569)
Encore Capital Group, Inc.	(4,225)	(397,488)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Energy Vault Holdings, Inc.	(6,530)	$(18,610)
Enovis Corp.	(481)	(14,021)
Enovix Corp.	(2,345)	(9,591)
Eos Energy Enterprises, Inc.	(37,953)	(128,281)
Evergy, Inc.	(7,820)	(649,138)
Fastly, Inc.	(12,044)	(272,917)
Fermi, Inc.	(9,560)	(54,396)
Fifth Third Bancorp	(5,030)	(284,195)
Five9, Inc.	(719)	(19,780)
Fluence Energy, Inc.	(8,791)	(122,459)
Fluor Corp.	(1,027)	(51,525)
Freshpet, Inc.	(1,279)	(76,152)
Galaxy Digital, Inc.	(19,892)	(417,931)
GameStop Corp.	(9,353)	(203,147)
Gap, Inc.	(14,383)	(288,954)
General Mills, Inc.	(7,474)	(267,195)
Green Plains, Inc.	(1,249)	(21,046)
Greenbrier Cos., Inc.	(3,237)	(159,422)
Groupon, Inc.	(455)	(12,549)
Guardant Health, Inc.	(5,070)	(821,289)
Guidewire Software, Inc.	(1,335)	(202,840)
HA Sustainable Infrastructure Capital, Inc.	(689)	(26,092)
Haemonetics Corp.	(783)	(66,978)
Halozyme Therapeutics, Inc.	(1,468)	(121,169)
Hawkins, Inc.	(1,432)	(183,339)
Healthcare Realty Trust, Inc.	(412)	(8,656)
Herbalife Ltd.	(3,308)	(41,085)
Hertz Global Holdings, Inc.	(9,684)	(15,349)
Hims & Hers Health, Inc.	(2,292)	(63,649)
Hubbell, Inc.	(641)	(302,905)
Illinois Tool Works, Inc.	(782)	(224,395)
Indivior Pharmaceuticals, Inc.	(784)	(31,368)
Innoviva, Inc.	(693)	(14,532)
Integer Holdings Corp.	(179)	(21,697)
InterDigital, Inc.	(13,921)	(4,243,469)
Intuitive Machines, Inc.	(10,426)	(128,657)
Ionis Pharmaceuticals, Inc.	(289)	(14,962)
IRhythm Holdings, Inc.	(157)	(18,396)
Itron, Inc.	(425)	(42,355)
Jabil, Inc.	(497)	(156,580)
JetBlue Airways Corp.	(951)	(5,735)
JPMorgan Chase & Co.	(1,507)	(530,148)
Keel Infrastructure Corp.	(8,388)	(33,300)
Kimco Realty Corp.	(474)	(12,078)
Kinder Morgan, Inc.	(9,931)	(319,580)
Kite Realty Group Trust	(1,254)	(35,889)
Knight-Swift Transportation Holdings, Inc.	(691)	(48,045)
Kraft Heinz Co.	(8,486)	(219,363)
Lantheus Holdings, Inc.	(2,138)	(213,030)
LCI Industries	(967)	(98,982)
LeMaitre Vascular, Inc.	(232)	(23,506)
Liberty Energy, Inc.	(4,430)	(82,885)
Life360, Inc.	(336)	(18,161)
Ligand Pharmaceuticals, Inc.	(1,190)	(342,173)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
LivaNova PLC	(726)	$(58,182)
Live Nation Entertainment, Inc.	(6,274)	(1,092,492)
Lumentum Holdings, Inc.	(4,260)	(3,041,384)
Lyft, Inc.	(7,277)	(115,413)
MACOM Technology Solutions Holdings, Inc.	(117)	(29,418)
Marriott International, Inc.	(1,072)	(399,674)
Marzetti Co.	(1,848)	(197,496)
Match Group, Inc.	(132)	(5,202)
McCormick & Co., Inc.	(5,313)	(270,432)
Merit Medical Systems, Inc.	(201)	(17,087)
Meritage Homes Corp.	(42)	(2,948)
Microchip Technology, Inc.	(3,113)	(231,265)
Mirion Technologies, Inc.	(11,298)	(169,244)
Mirum Pharmaceuticals, Inc.	(5,106)	(540,981)
MKS, Inc.	(4,806)	(1,429,545)
Mondelez International, Inc.	(5,073)	(316,099)
NeoGenomics, Inc.	(24,838)	(379,773)
Norwegian Cruise Line Holdings Ltd.	(7,655)	(141,847)
Novavax, Inc.	(10,774)	(78,866)
NuScale Power Corp.	(8,201)	(69,052)
Nutanix, Inc.	(3,828)	(225,890)
Nuvation Bio, Inc.	(10,703)	(67,750)
Oklo, Inc.	(863)	(33,510)
Old Dominion Freight Line, Inc.	(344)	(72,976)
Omnicell, Inc.	(361)	(12,769)
ON Semiconductor Corp.	(5,824)	(475,297)
Onto Innovation, Inc.	(142)	(36,718)
Opendoor Technologies, Inc.	(76,958)	(290,132)
Ormat Technologies, Inc.	(244)	(23,810)
Oscar Health, Inc.	(1,429)	(44,613)
OSI Systems, Inc.	(2,654)	(587,569)
Pacira BioSciences, Inc.	(1,715)	(45,293)
Pagaya Technologies Ltd.	(10,411)	(200,620)
Palo Alto Networks, Inc.	(1,206)	(400,187)
PAR Technology Corp.	(1,687)	(28,595)
Parsons Corp.	(821)	(36,296)
Patrick Industries, Inc.	(479)	(39,541)
Paychex, Inc.	(2,205)	(257,632)
Peloton Interactive, Inc.	(2,084)	(13,317)
Penguin Solutions, Inc.	(1,262)	(66,419)
PepsiCo, Inc.	(1,846)	(257,628)
Pitney Bowes, Inc.	(2,472)	(43,334)
Planet Labs PBC	(40,916)	(837,960)
Plug Power, Inc.	(9,419)	(19,403)
Progress Software Corp.	(490)	(19,889)
ProPetro Holding Corp.	(961)	(10,667)
PureCycle Technologies, Inc.	(7,844)	(49,966)
QuantumScape Corp.	(7,972)	(41,614)
RealReal, Inc.	(35,845)	(433,366)
Repay Holdings Corp.	(1,108)	(4,432)
Repligen Corp.	(121)	(17,062)
ResMed, Inc.	(1,972)	(416,053)
RH	(2,745)	(454,352)
Riot Platforms, Inc.	(6,361)	(128,301)
	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Rivian Automotive, Inc.	(8,719)	$(132,703)
Robinhood Markets, Inc.	(48)	(4,155)
Rubrik, Inc.	(437)	(31,621)
Sable Offshore Corp.	(1,031)	(5,454)
Sarepta Therapeutics, Inc.	(262)	(3,893)
Science Applications International Corp.	(2,422)	(283,689)
Semtech Corp.	(9,935)	(1,170,542)
SharonAI Holdings, Inc.	(825)	(39,806)
Sirius XM Holdings, Inc.	(1,751)	(51,865)
SiTime Corp.	(103)	(55,126)
Snowflake, Inc.	(11,135)	(3,265,673)
SoFi Technologies, Inc.	(67,800)	(1,105,818)
SolarEdge Technologies, Inc.	(8,685)	(357,822)
Solaris Energy Infrastructure, Inc.	(20,404)	(1,048,970)
Southern Co.	(5,023)	(474,874)
Sphere Entertainment Co.	(1,030)	(147,547)
Stem, Inc.	(68)	(367)
Stride, Inc.	(9,927)	(797,039)
Sunrun, Inc.	(4,628)	(45,401)
Super Micro Computer, Inc.	(3,154)	(89,574)
Synaptics, Inc.	(132)	(14,166)
Syndax Pharmaceuticals, Inc.	(1,212)	(23,089)
Tandem Diabetes Care, Inc.	(3,434)	(66,963)
Tempus AI, Inc.	(800)	(35,096)
Terawulf, Inc.	(89,755)	(1,585,073)
Tetra Tech, Inc.	(566)	(18,769)
T-Mobile U.S., Inc.	(1,607)	(277,545)
Trane Technologies PLC	(506)	(230,205)
TransMedics Group, Inc.	(310)	(23,718)
Transocean Ltd.	(41,038)	(218,322)
Travere Therapeutics, Inc.	(7,485)	(418,337)
Tyler Technologies, Inc.	(62)	(19,195)
Uber Technologies, Inc.	(750)	(52,770)
Ultra Clean Holdings, Inc.	(3,236)	(269,591)
United Airlines Holdings, Inc.	(3,165)	(384,009)
Unity Software, Inc.	(1,643)	(52,100)
Upstart Holdings, Inc.	(7,453)	(204,510)
V2X, Inc.	(3,107)	(280,376)
Varonis Systems, Inc.	(2,127)	(84,974)
Veeco Instruments, Inc.	(14,180)	(709,000)
Verizon Communications, Inc.	(6,185)	(289,520)
Viavi Solutions, Inc.	(5,637)	(208,287)
Viridian Therapeutics, Inc.	(1,083)	(20,490)
Vishay Intertechnology, Inc.	(11,211)	(383,640)
Wabash National Corp.	(539)	(6,770)
Warby Parker, Inc.	(8,312)	(221,847)
Waste Management, Inc.	(780)	(176,709)
Wayfair, Inc.	(6,923)	(587,763)
WEC Energy Group, Inc.	(2,449)	(267,970)
Whitefiber, Inc.	(742)	(17,585)
Willis Lease Finance Corp.	(766)	(54,639)
WisdomTree, Inc.	(6,507)	(126,041)
Wolfspeed, Inc.	(4,939)	(116,659)
Workiva, Inc.	(77)	(4,605)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

	Number of shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
X-Energy, Inc.	(2,233)	$(36,420)
Xometry, Inc.	(13,302)	(1,140,247)
Ziff Davis, Inc.	(493)	(26,168)
Zoetis, Inc.	(67)	(5,178)
Zscaler, Inc.	(113)	(17,086)
		(62,361,797)
Total common stocks (proceeds—$(80,301,208))		(75,827,481)
Exchange traded funds—(2.3)%
iShares 20+ Year Treasury Bond ETF	(4,196)	(345,121)
iShares MSCI Brazil ETF	(6,846)	(250,906)
iShares Russell 2000 ETF	(8,323)	(2,423,658)
State Street Industrial Select Sector SPDR ETF	(769)	(138,297)
State Street SPDR S&P 500 ETF Trust	(3,366)	(2,514,503)
State Street Utilities Select Sector SPDR ETF	(6,469)	(286,900)
Total exchange traded funds (proceeds—$(5,982,911))		(5,959,385)
	Face amount	Value
Investments sold short—(continued)
U.S. Treasury obligations—(1.7%)
U.S. Treasury Notes 3.375%, due 02/29/28	$(680,000)	$(671,075)
3.500%, due 02/28/31	(822,000)	(791,303)
3.500%, due 03/15/29	(1,157,000)	(1,133,589)
3.500%, due 09/30/29	(1,598,000)	(1,558,362)
3.750%, due 02/28/33	(274,000)	(261,841)
3.875%, due 09/30/32	(59,000)	(56,993)
Total U.S. Treasury obligations (proceeds—$(4,524,434))		(4,473,163)
Short-term U.S. Treasury obligations—(0.1%)
U.S. Treasury Bills 3.785%, due 12/24/26[9] (proceeds—$(207,619))	(215,000)	(207,619)
Total investments sold short—(33.2)% (proceeds—$(91,016,172))		(86,467,648)
Total investments—85.9% (cost—$219,360,620)		223,550,494
Other assets in excess of liabilities—14.1%		36,697,693
Net assets—100.0%		$260,248,187

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Options written

Notional amount		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	5,997	61	3 Month Euro Euribor Futures, strike @ 98.313	MSCI	09/14/26	$(3,649)	$—	$3,649

Equity options written

Notional amount[1]		Number of contracts	Call options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	7,000	35	Siemens Energy AG, strike @ 200.000	JEF	09/18/26	$(22,486)	$(6,781)	$15,705
EUR	510,000	75	EURO STOXX 50 Index, strike @ 6,800.000	JPMCB	09/18/26	(24,631)	(10,638)	13,993
USD	8,096	184	iShares MSCI Brazil ETF, strike @ 44.000	OCC	09/18/26	(1,571)	(736)	835
Total						$(48,688)	$(18,155)	$30,533

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Equity options written—(continued)

Notional amount[1]		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
EUR	1,188,000	198	EURO STOXX 50 Index, strike @ 6,000.000	JPMCB	10/16/26	$(252,111)	$(165,306)	$86,805
USD	5,520	184	iShares MSCI Brazil ETF, strike @ 30.000	OCC	09/18/26	(7,239)	(1,288)	5,951
USD	24,000	1	NASDAQ 100 Stock Index, strike @ 24,000.000	JPMCB	12/18/26	(60,328)	(42,870)	17,458
EUR	3,220	23	Siemens Energy AG, strike @ 140.000	JEF	09/18/26	(31,240)	(25,277)	5,963
EUR	3,950	5	STOXX Europe 600 Basic Resources Index, strike @ 790.000	JPMCB	09/18/26	(15,340)	(10,206)	5,134
EUR	25,600	32	STOXX Europe 600 Basic Resources Index, strike @ 800.000	JPMCB	09/18/26	(108,328)	(75,093)	33,235
EUR	39,375	45	STOXX Europe 600 Basic Resources Index, strike @ 875.000	JPMCB	09/18/26	(164,225)	(242,853)	(78,628)
Total						$(638,811)	$(562,893)	$75,918
Total equity options written						$(687,499)	$(581,048)	$106,451

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
1	USD	E-mini Dow Jones Industrial Average Index Futures	September 2026	$260,670	$263,175	$2,505
2	USD	E-mini NASDAQ 100 Index Futures	September 2026	1,126,535	1,136,170	9,635
3	EUR	Euronext CAC 40 Index Futures	August 2026	288,178	294,780	6,602
1	ZAR	FTSE/JSE Top 40 Index Futures	September 2026	65,739	62,471	(3,268)
1	EUR	MEFF Madrid IBEX 35 Index Futures	August 2026	221,224	228,459	7,235
1	EUR	Mini-DAX Index Futures	September 2026	145,002	148,237	3,235
5	SGD	MSCI Singapore Index Futures	August 2026	201,530	202,951	1,421
1	USD	MSCI World Index Futures USD Net Total Return	September 2026	156,690	156,380	(310)
6	SEK	OML Stockholm OMXS30 Index Futures	August 2026	197,660	205,289	7,629
4	JPY	OSE Nikkei 225 Index Futures	September 2026	1,623,135	1,601,961	(21,174)
49	JPY	OSE Nikkei 225 Mini Index Futures	September 2026	2,018,925	1,962,402	(56,523)
4	USD	Russell 2000 Value Index Futures	September 2026	600,382	587,600	(12,782)
40	USD	S&P 500 E-Mini Index Futures	September 2026	15,104,077	15,038,500	(65,577)
1	AUD	S&P ASX Share Price Index 200 Futures	September 2026	156,862	157,319	457
2	CAD	S&P/TSX 60 Index Futures	September 2026	590,528	594,785	4,257
10	USD	U.S. MSCI Emerging Markets Index Futures	September 2026	808,130	821,150	13,020

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Futures contracts—(continued)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
1	AUD	Australian Bond 10 Year Futures	September 2026	$76,398	$76,080	$(318)
16	USD	Australian Dollar Currency Futures	September 2026	1,116,937	1,125,120	8,183
4	USD	British Pound Currency Futures	September 2026	336,703	337,050	347
6	CAD	Canadian Bond 10 Year Futures	September 2026	515,654	508,385	(7,269)
4	EUR	Euro Bund 10 Year Futures	September 2026	585,177	573,623	(11,554)
5	EUR	Euro-BTP Italian Bond Futures	September 2026	681,315	670,095	(11,220)
6	EUR	French Government Bond Futures	September 2026	827,132	810,411	(16,721)
3	JPY	Japan Government Bond 10 Year Futures	September 2026	2,406,273	2,395,965	(10,308)
22	USD	Mexican Peso Currency Futures	September 2026	625,790	632,940	7,150
31	GBP	United Kingdom Long Gilt Bond Futures	September 2026	3,648,153	3,613,576	(34,577)
U.S. Treasury futures buy contracts:
26	USD	U.S. Treasury Note 10 Year Futures	September 2026	$2,821,219	$2,808,000	$(13,219)
Total				$37,206,018	$37,012,874	$(193,144)
Index futures sell contracts:
5	EUR	Eurex Short-term Euro-BTP Futures	September 2026	$(615,062)	$(613,159)	$1,903
5	EUR	EURO Schatz 2 Year Index Futures	September 2026	(610,293)	(608,027)	2,266
3	EUR	EURO STOXX 50 Index Futures	December 2027	(53,586)	(64,622)	(11,036)
3	EUR	EURO STOXX 50 Index Futures	December 2028	(57,337)	(65,902)	(8,565)
29	EUR	EURO STOXX 50 Index Futures	September 2026	(2,110,152)	(2,131,217)	(21,065)
8	EUR	EURO STOXX Banks Index Dividend Futures	December 2027	(61,025)	(66,468)	(5,443)
9	EUR	EURO STOXX Banks Index Dividend Futures	December 2028	(66,473)	(80,432)	(13,959)
2	EUR	Euronext CAC 40 Index Futures	August 2026	(193,152)	(196,520)	(3,368)
15	GBP	FTSE 100 Index Futures	September 2026	(2,199,841)	(2,196,497)	3,344
5	USD	FTSE China A50 Index Futures Contract	August 2026	(73,373)	(74,030)	(657)
7	EUR	FVSA index—Mini-Index Futures on VSTOXX	August 2026	(15,037)	(14,933)	104
1	HKD	HKG Hang Seng China Enterprises Index Futures	August 2026	(53,852)	(55,060)	(1,208)
19	USD	IFSC NIFTY 50 Index Futures	August 2026	(909,396)	(929,024)	(19,628)
4	USD	S&P 500 E-Mini Index Futures	September 2026	(1,512,641)	(1,503,850)	8,791
16	JPY	TSE Mini Topix Index Futures	September 2026	(395,168)	(400,892)	(5,724)
1	USD	Volatility Index Futures	August 2026	(18,640)	(18,105)	535
Interest rate futures sell contracts:
8	AUD	Australian Bond 3 Year Futures	September 2026	$(588,637)	$(586,531)	$2,106
9	USD	Australian Dollar Currency Futures	September 2026	(640,913)	(643,185)	(2,272)
11	USD	Euro Foreign Exchange Currency Futures	September 2026	(1,565,934)	(1,588,125)	(22,191)
25	USD	Japanese Yen Currency Futures	September 2026	(1,934,812)	(1,973,281)	(38,469)
2	KRW	Korea Treasury Bond 10 Year Futures	September 2026	(149,365)	(148,446)	919
14	KRW	Korea Treasury Bond 3 Year Futures	September 2026	(1,010,262)	(1,013,692)	(3,430)
6	USD	New Zealand Dollar Currency Futures	September 2026	(350,101)	(353,850)	(3,749)
U.S. Treasury futures sell contracts:
2	USD	U.S. Treasury Note 2 Year Futures	September 2026	$(412,377)	$(411,219)	$1,158
1	USD	U.S. Treasury Note 2 Year Futures	September 2026	(106,632)	(105,977)	655
1	USD	Ultra U.S. Treasury Note 10 Year Futures	September 2026	(110,047)	(109,703)	344
Total				$(15,814,108)	$(15,952,747)	$(138,639)
Net unrealized appreciation (depreciation)						$(331,783)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Centrally cleared credit default swap agreements on credit indices—sell protection10

Referenced obligations	Implied credit spread as of July 31, 2026[11]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.EM.S45	N/A	USD	1,345	06/20/31	Quarterly	(1.000)%	$(53,629)	$(24,634)	$28,995
CDX.NA.HY.S46	N/A	USD	153	06/20/31	Quarterly	(5.000)	12,015	12,302	287
CDX.NA.IG.S46	N/A	USD	602	06/20/31	Quarterly	(1.000)	9,107	13,130	4,023
iTraxx Europe Crossover S45	N/A	EUR	289	06/20/31	Quarterly	(5.000)	34,560	35,030	470
iTraxx Europe S45	N/A	EUR	1,982	06/20/31	Quarterly	(1.000)	50,645	50,357	(288)
Total							$52,698	$86,185	$33,487

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[12]	Payments received by the portfolio[12]	Value	Unrealized appreciation (depreciation)
BRL	16,610	01/03/28	At Maturity	1 day BRL CDI	13.973%	$3,676	$3,676
BRL	16,618	01/03/28	At Maturity	1 day BRL CDI	13.94	2,056	2,056
BRL	19,950	01/03/28	At Maturity	1 day BRL CDI	13.91	699	699
BRL	19,628	01/03/28	At Maturity	1 day BRL CDI	13.93	1,848	1,848
BRL	26,669	01/03/28	At Maturity	1 day BRL CDI	14.018	11,296	11,296
BRL	6,111	01/02/31	At Maturity	1 day BRL CDI	13.260	(72,344)	13,986
CNY	15,110	09/16/31	Quarterly	7 day CNY Repo Fixing	1.545	8,179	198
EUR	8,800	06/17/28	Annual	2.630%	1 day EUR STR	7,697	7,697
EUR	13,050	06/17/28	Annual	2.621	1 day EUR STR	13,916	13,916
EUR	18,691	06/17/28	Annual	2.625	1 day EUR STR	18,253	18,253
GBP	25,200	06/17/28	Annual	1 day GBP SONIA	4.360	78,238	47,107
GBP	10,210	06/17/28	Annual	1 day GBP SONIA	4.429	49,679	49,679
GBP	143,835	06/25/28	Annual	1 day GBP SONIA	4.024	(712,878)	(737,287)
ILS	1,761	09/16/36	Annual	1 day ILS SHIR	3.509	(11,692)	(11,984)
INR	7,323	09/16/31	Semi-annual	6.547	6 mo. INR MIBOR	(350)	(349)
JPY	42,667	09/16/66	Annual	3.374	1 day JPY TONA	11,754	12,687
NOK	12,191	09/16/36	Semi-annual	4.391	6 mo. NOK NIBOR	14,154	13,947
THB	1,447	09/16/31	Quarterly	1 day THB THOR	1.929	300	293
USD	24,000	06/16/28	Annual	3.954	1 day USD SOFR	55,591	55,591
USD	24,000	06/16/28	Annual	3.961	1 day USD SOFR	53,899	53,899
USD	22,964	06/16/28	Annual	3.960	1 day USD SOFR	51,789	51,788
USD	24,000	06/16/28	Annual	3.951	1 day USD SOFR	56,268	56,268
USD	94,863	06/29/28	Annual	3.955	1 day GBP SONIA	210,577	210,577
Total						$(147,395)	$(124,159)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
BB	EUR	47	08/15/26	At Maturity	BC EU Value (Cheap) SWAP COMP	1 mo. EUR EURIBOR	$—	$(1,813)	$(1,813)
BB	USD	80	08/15/26	At Maturity	1 Day USD SOFR	Services PCE Sensitivity Index	—	(225)	(225)
BB	EUR	189	08/15/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size SWAP COMP	—	4,184	4,184
BB	EUR	36	08/15/26	At Maturity	1 mo. EUR EURIBOR	BC EU Low Quality Index	—	717	717
BB	USD	437	08/15/26	At Maturity	1 Day USD SOFR	BC U.S. Value (Cheap) SWAP COMP	—	9,012	9,012
BB	EUR	126	08/15/26	At Maturity	BC EU Anti-Value (Expensive) SWAP COMP	1 mo. EUR EURIBOR	—	1,746	1,746
BB	EUR	90	08/15/26	At Maturity	1 mo. EUR EURIBOR	BC EU Small Size SWAP COMP	—	3,150	3,150
BB	EUR	83	08/15/26	At Maturity	1 mo. EUR EURIBOR	BC EU High Yield Index	—	2,679	2,679
GS	EUR	9	08/21/26	At Maturity	Volkswagen AG	0.000%	—	(266)	(266)
GS	USD	1,130	08/21/26	At Maturity	1 day USD SOFR	AI Conviction	—	24,333	24,333
GS	EUR	8	08/21/26	At Maturity	Dr. Ing hc F Porsche AG	1 mo. EUR EURIBOR	—	394	394
GS	GBP	8	08/21/26	At Maturity	0.000%	Standard Chartered PLC	—	115	115
GS	JPY	1	08/21/26	At Maturity	1 mo. JPY LIBOR	0.000	—	13	13
GS	USD	14	08/21/26	At Maturity	1 Day USD SOFR	0.000	—	647	647
GS	USD	6	08/21/26	At Maturity	1 Day USD SOFR	Old Dominion Freight Line, Inc.	—	(612)	(612)
GS	USD	1	08/21/26	At Maturity	0.000	Hyundai Glovis Co. Ltd.	—	107	107
GS	USD	8	08/21/26	At Maturity	1 Day USD SOFR	Knight-Swift Transportation Holdings, Inc.	—	(754)	(754)
GS	USD	115	08/21/26	At Maturity	0.000	S&P 500 Materials Index	—	166	166
JPMCB	EUR	627	08/21/26	At Maturity	Enel SPA	1 mo. EUR EURIBOR	—	(22,713)	(22,713)
JPMCB	EUR	12	08/21/26	At Maturity	Continental AG	0.000	—	86	86
JPMCB	USD	214	08/21/26	At Maturity	U.S. Pure Beta Winners	1 Day USD SOFR	—	8,345	8,345
JPMCB	USD	584	08/21/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	67,408	67,408
JPMCB	USD	1,275	08/21/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	4,627	4,627
JPMCB	USD	48	08/21/26	At Maturity	1 day USD SOFR	U.S. Pure Value Winners Index	—	2,217	2,217
JPMCB	USD	285	08/21/26	At Maturity	JPFUITSV Index	1 day USD SOFR	—	(30,229)	(30,229)
JPMCB	JPY	2	08/21/26	At Maturity	1 mo. JPY LIBOR	Nippon Sanso Holdings Corp.	—	(15)	(15)
JPMCB	USD	12	08/21/26	At Maturity	1 day USD SOFR	Chinook Therapeutics, Inc.	—	(289)	(289)
JPMCB	USD	—[13]	08/21/26	At Maturity	1 day USD SOFR	Mirati Therapeutics, Inc.	—	14,093	14,093
JPMCB	USD	174	08/21/26	At Maturity	JP11DXYL Index	1 Day USD SOFR	—	181	181
JPMCB	BRL	113	08/21/26	At Maturity	1 mo. BRL LIBOR	JPFJBRL1 Index	—	2,747	2,747
JPMCB	EUR	12	08/21/26	At Maturity	1 mo. EUR EURIBOR	Intesa Sanpaolo SPA	—	553	553
JPMCB	EUR	8	08/21/26	At Maturity	1 mo. EUR EURIBOR	BPER Banca SPA	—	579	579
JPMCB	EUR	—[13]	08/21/26	At Maturity	1 mo. EUR EURIBOR	Interpump Group SPA	—	(4)	(4)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	Buzzi SPA	—	(186)	(186)
JPMCB	EUR	6	08/21/26	At Maturity	1 mo. EUR EURIBOR	Enel SPA	—	(8)	(8)
JPMCB	EUR	2	08/21/26	At Maturity	1 mo. EUR EURIBOR	Eni SPA	—	80	80
JPMCB	EUR	4	08/21/26	At Maturity	De' Longhi SpA	1 mo. EUR EURIBOR	—	(872)	(872)
JPMCB	EUR	2	08/21/26	At Maturity	1 mo. EUR EURIBOR	Terna—Rete Elettrica Nazionale	—	(43)	(43)
JPMCB	EUR	7	08/21/26	At Maturity	1 mo. EUR EURIBOR	Leonardo SpA	—	299	299
JPMCB	EUR	6	08/21/26	At Maturity	1 mo. EUR EURIBOR	Prysmian SpA	—	(1,024)	(1,024)
JPMCB	EUR	3	08/21/26	At Maturity	Salvatore Ferragamo SpA	1 mo. EUR EURIBOR	—	(851)	(851)
JPMCB	EUR	12	08/21/26	At Maturity	Brunello Cucinelli SpA	1 mo. EUR EURIBOR	—	(412)	(412)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	EUR	—[13]	08/21/26	At Maturity	1 mo. EUR EURIBOR	Unipol Assicurazioni SPA	$—	$23	$23
JPMCB	EUR	3	08/21/26	At Maturity	Ferrari NV	1 mo. EUR EURIBOR	—	(287)	(287)
JPMCB	EUR	1	08/21/26	At Maturity	Technogym SpA	1 mo. EUR EURIBOR	—	266	266
JPMCB	EUR	7	08/21/26	At Maturity	Moncler SpA	1 mo. EUR EURIBOR	—	245	245
JPMCB	EUR	9	08/21/26	At Maturity	1 mo. EUR EURIBOR	Nexi SPA	—	(146)	(146)
JPMCB	EUR	—[13]	08/21/26	At Maturity	MFE-MediaForEurope NV	1 mo. EUR EURIBOR	—	16	16
JPMCB	EUR	4	08/21/26	At Maturity	1 mo. EUR EURIBOR	Anima Holding SpA	—	(39)	(39)
JPMCB	EUR	9	08/21/26	At Maturity	Davide Campari-Milano NV	1 mo. EUR EURIBOR	—	455	455
JPMCB	EUR	10	08/21/26	At Maturity	Lottomatica Group SpA	1 mo. EUR EURIBOR	—	809	809
JPMCB	EUR	6	08/21/26	At Maturity	1 mo. EUR EURIBOR	Saipem SPA	—	(219)	(219)
JPMCB	EUR	3	08/21/26	At Maturity	Brembo NV	1 mo. EUR EURIBOR	—	(695)	(695)
JPMCB	EUR	1	08/21/26	At Maturity	OVS SpA	1 mo. EUR EURIBOR	—	(157)	(157)
JPMCB	EUR	7	08/21/26	At Maturity	1 mo. EUR EURIBOR	UniCredit SPA	—	73	73
JPMCB	EUR	—[13]	08/21/26	At Maturity	1 mo. EUR EURIBOR	Poste Italiane SPA	—	15	15
JPMCB	EUR	6	08/21/26	At Maturity	Pirelli & C SpA	1 mo. EUR EURIBOR	—	(381)	(381)
JPMCB	USD	3	08/21/26	At Maturity	Morgan Stanley	1 Day USD SOFR	—	77	77
JPMCB	USD	2	08/21/26	At Maturity	Morgan Stanley Direct Lending Fund	1 Day USD SOFR	—	85	85
JPMCB	EUR	2	08/21/26	At Maturity	1 mo. EUR EURIBOR	0.000%	—	(126)	(126)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	Iren SpA	—	(10)	(10)
JPMCB	EUR	4	08/21/26	At Maturity	1 mo. EUR EURIBOR	A2A SpA	—	(41)	(41)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	Banca IFIS SpA	—	(16)	(16)
JPMCB	EUR	2	08/21/26	At Maturity	1 mo. EUR EURIBOR	Hera SpA	—	(32)	(32)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	Webuild SpA	—	(3)	(3)
JPMCB	EUR	2	08/21/26	At Maturity	0.000%	Amplifon SpA	—	76	76
JPMCB	EUR	(1)	08/21/26	At Maturity	LEG IMMOBILIEN SE	0.000	—	8	8
JPMCB	EUR	(10)	08/21/26	At Maturity	VONOVIA SE	0.000	—	(89)	(89)
JPMCB	EUR	5	08/21/26	At Maturity	1 mo. EUR EURIBOR	0.000	—	392	392
JPMCB	EUR	1	08/21/26	At Maturity	0.000	Stellantis NV	—	(3)	(3)
JPMCB	EUR	2	08/21/26	At Maturity	1 mo. EUR EURIBOR	0.000	—	190	190
JPMCB	EUR	6	08/21/26	At Maturity	1 mo. EUR EURIBOR	0.000	—	(270)	(270)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	0.000	—	(27)	(27)
JPMCB	EUR	1	08/21/26	At Maturity	1 mo. EUR EURIBOR	Infrastrutture Wireless Italiane SpA	—	1	1
JPMCB	EUR	3	08/21/26	At Maturity	1 mo. EUR EURIBOR	Reply SpA	—	(30)	(30)
JPMCB	GBP	—[13]	08/21/26	At Maturity	1 mo. GBP LIBOR	IMI PLC	—	16	16
JPMCB	USD	1	08/21/26	At Maturity	0.000	Hims & Hers Health, Inc.	—	(70)	(70)
JPMCB	USD	—[13]	08/21/26	At Maturity	0.000	Evolent Health, Inc.	—	(9)	(9)
JPMCB	USD	86	08/21/26	At Maturity	S&P 500 Energy Index	0.000	—	(1,796)	(1,796)
MSCI	EUR	784	08/15/26	At Maturity	1 mo. EUR EURIBOR	Engie SA	—	2,046	2,046
MSCI	EUR	279	08/15/26	At Maturity	STOXX Europe 600 Industrial Goods & Services Index	1 mo. EUR EURIBOR	—	(7,769)	(7,769)
MSCI	EUR	(383)	08/15/26	At Maturity	STOXX Europe 600 Utilities Index	1 mo. EUR EURIBOR	—	10,820	10,820
MSCI	EUR	1,113	08/15/26	At Maturity	1 mo. EUR EURIBOR	Siemens Energy AG	—	(12,645)	(12,645)
MSCI	USD	465	08/15/26	At Maturity	1 day USD SOFR	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	—	(34,838)	(34,838)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	10	08/15/26	At Maturity	1 Day USD SOFR	Banca Transilvania SA	$—	$(138)	$(138)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	Allis Electric Co. Ltd.	—	(40)	(40)
MSCI	USD	—[13]	08/15/26	At Maturity	Asustek Computer, Inc.	1 day USD SOFR	—	(12)	(12)
MSCI	USD	—[13]	08/15/26	At Maturity	Realtek Semiconductor Corp.	1 day USD SOFR	—	9	9
MSCI	USD	16	08/15/26	At Maturity	Eva Airways Corp.	1 Day USD SOFR	—	(458)	(458)
MSCI	USD	11	08/15/26	At Maturity	1 Day USD SOFR	Delta Electronics, Inc.	—	(1,541)	(1,541)
MSCI	USD	—[13]	08/15/26	At Maturity	Novatek Microelectronics Corp.	1 day USD SOFR	—	(6)	(6)
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Fortune Electric Co. Ltd.	—	(60)	(60)
MSCI	USD	24	08/15/26	At Maturity	1 Day USD SOFR	LS Electric Co. Ltd.	—	(1,220)	(1,220)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	Shihlin Electric & Engineering Corp.	—	(101)	(101)
MSCI	USD	16	08/15/26	At Maturity	1 Day USD SOFR	HD Hyundai Electric Co. Ltd.	—	(2,227)	(2,227)
MSCI	USD	26,450	08/15/26	At Maturity	1 day USD SOFR	MSFPACE Index(a)	—	(309,894)	(309,894)
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Aselsan Elektronik Sanayi Ve Ticaret AS	—	(192)	(192)
MSCI	USD	4	08/15/26	At Maturity	1 Day USD SOFR	Hyundai Rotem Co. Ltd.	—	(695)	(695)
MSCI	USD	3	08/15/26	At Maturity	1 Day USD SOFR	Hanwha Systems Co. Ltd.	—	(12)	(12)
MSCI	USD	5	08/15/26	At Maturity	1 Day USD SOFR	Thai Oil PCL	—	160	160
MSCI	EUR	482	08/15/26	At Maturity	1 mo. EUR EURIBOR	ArcelorMittal SA	—	18,087	18,087
MSCI	USD	8	08/15/26	At Maturity	1 Day USD SOFR	Nanya Technology Corp.	—	(1,783)	(1,783)
MSCI	USD	3	08/15/26	At Maturity	1 Day USD SOFR	Eo Technics Co. Ltd.	—	(438)	(438)
MSCI	USD	26	08/15/26	At Maturity	1 Day USD SOFR	Shinhan Financial Group Co. Ltd.	—	(995)	(995)
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Hua Nan Financial Holdings Co. Ltd.	—	741	741
MSCI	USD	15	08/15/26	At Maturity	1 Day USD SOFR	E.Sun Financial Holding Co. Ltd.	—	1,804	1,804
MSCI	USD	8	08/15/26	At Maturity	1 Day USD SOFR	Mega Financial Holding Co. Ltd.	—	1,141	1,141
MSCI	USD	29	08/15/26	At Maturity	1 Day USD SOFR	TS Financial Holding Co. Ltd.	—	344	344
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Industrial Bank of Korea	—	(29)	(29)
MSCI	USD	21	08/15/26	At Maturity	1 Day USD SOFR	CTBC Financial Holding Co. Ltd.	—	512	512
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	First Financial Holding Co. Ltd.	—	581	581
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	ADATA Technology Co. Ltd.	—	6	6
MSCI	USD	35	08/15/26	At Maturity	1 Day USD SOFR	Samsung Electronics Co. Ltd.	—	4,193	4,193
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Winbond Electronics Corp.	—	(1,521)	(1,521)
MSCI	USD	20	08/15/26	At Maturity	1 Day USD SOFR	Hana Financial Group, Inc.	—	(1,244)	(1,244)
MSCI	USD	27	08/15/26	At Maturity	1 Day USD SOFR	KB Financial Group, Inc.	—	(1,209)	(1,209)
MSCI	USD	4	08/15/26	At Maturity	1 Day USD SOFR	Shanghai Commercial & Savings Bank Ltd.	—	107	107
MSCI	USD	12	08/15/26	At Maturity	1 Day USD SOFR	Innodisk Corp.	—	(1,067)	(1,067)
MSCI	USD	15	08/15/26	At Maturity	1 Day USD SOFR	Woori Financial Group, Inc.	—	1,670	1,670
MSCI	USD	356	08/15/26	At Maturity	1 Day USD SOFR	Fujian Highton Development Co. Ltd.	—	(10,094)	(10,094)
MSCI	USD	7	08/15/26	At Maturity	1 Day USD SOFR	WONIK IPS Co. Ltd.	—	(1,618)	(1,618)
MSCI	GBP	306	08/15/26	At Maturity	1 mo. GBP LIBOR	SSE PLC	—	(15,152)	(15,152)
MSCI	USD	4	08/15/26	At Maturity	China Airlines Ltd.	1 Day USD SOFR	—	(187)	(187)
MSCI	USD	—[13]	08/15/26	At Maturity	Charoen Pokphand Foods PCL	1 Day USD SOFR	—	(3)	(3)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—[13]	08/15/26	At Maturity	Hotai Motor Co. Ltd.	1 Day USD SOFR	$—	$(31)	$(31)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	L&F Co. Ltd.	—	(104)	(104)
MSCI	USD	—[13]	08/15/26	At Maturity	Uni-President Enterprises Corp.	1 Day USD SOFR	—	27	27
MSCI	USD	—[13]	08/15/26	At Maturity	President Chain Store Corp.	1 Day USD SOFR	—	10	10
MSCI	USD	6	08/15/26	At Maturity	1 Day USD SOFR	Samsung SDI Co. Ltd.	—	(192)	(192)
MSCI	USD	—[13]	08/15/26	At Maturity	Yuhan Corp.	1 Day USD SOFR	—	(10)	(10)
MSCI	USD	—[13]	08/15/26	At Maturity	Bangkok Dusit Medical	1 Day USD SOFR	—	1	1
					Services PCL
MSCI	USD	—[13]	08/15/26	At Maturity	SM Investments Corp.	1 Day USD SOFR	—	(3)	(3)
MSCI	USD	—[13]	08/15/26	At Maturity	CP ALL PCL	1 Day USD SOFR	—	(13)	(13)
MSCI	USD	1	08/15/26	At Maturity	Celltrion, Inc.	1 Day USD SOFR	—	(79)	(79)
MSCI	USD	209	08/15/26	At Maturity	1 Day USD SOFR	Baidu, Inc.	—	(695)	(695)
MSCI	USD	—[13]	08/15/26	At Maturity	SD Guthrie Bhd.	1 Day USD SOFR	—	2	2
MSCI	USD	1	08/15/26	At Maturity	PharmaEssentia Corp.	1 Day USD SOFR	—	172	172
MSCI	USD	—[13]	08/15/26	At Maturity	SK Biopharmaceuticals Co. Ltd.	1 Day USD SOFR	—	(3)	(3)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	LG Energy Solution Ltd.	—	23	23
MSCI	USD	—[13]	08/15/26	At Maturity	Alteogen, Inc.	1 Day USD SOFR	—	(23)	(23)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000%	—	28	28
MSCI	USD	—[13]	08/15/26	At Maturity	SK Gas Ltd.	0.000	—	1	1
MSCI	USD	—[13]	08/15/26	At Maturity	Hankook & Co. Co. Ltd.	0.000	—	(2)	(2)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	4	4
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	14	14
MSCI	USD	—[13]	08/15/26	At Maturity	S-1 Corp.	0.000	—	1	1
MSCI	USD	—[13]	08/15/26	At Maturity	CJ Corp.	0.000	—	(21)	(21)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	(3)	(3)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	(23)	(23)
MSCI	USD	(2)	08/15/26	At Maturity	Mirae Asset Securities Co. Ltd.	0.000	—	(278)	(278)
MSCI	USD	—[13]	08/15/26	At Maturity	Dongwon Industries Co. Ltd.	0.000	—	(2)	(2)
MSCI	USD	1	08/15/26	At Maturity	0.000%	Doosan Enerbility Co. Ltd.	—	2	2
MSCI	USD	2	08/15/26	At Maturity	1 Day USD SOFR	Sinbon Electronics Co. Ltd.	—	(127)	(127)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	4	4
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	9	9
MSCI	USD	1	08/15/26	At Maturity	DB HiTek Co. Ltd.	0.000	—	(156)	(156)
MSCI	USD	(1)	08/15/26	At Maturity	POSCO Future M Co. Ltd.	0.000	—	(214)	(214)
MSCI	USD	—[13]	08/15/26	At Maturity	1 Day USD SOFR	0.000	—	(1)	(1)
MSCI	USD	—[13]	08/15/26	At Maturity	Lotte Chemical Corp.	0.000	—	(14)	(14)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	Hyundai Mobis Co. Ltd.	—	70	70
MSCI	USD	3	08/15/26	At Maturity	SK Hynix, Inc.	0.000	—	(376)	(376)
MSCI	USD	2	08/15/26	At Maturity	1 Day USD SOFR	Hyundai Motor Co.	—	129	129
MSCI	USD	—[13]	08/15/26	At Maturity	HYUNDAI GF HOLDINGS	0.000	—	(3)	(3)
MSCI	USD	3	08/15/26	At Maturity	1 Day USD SOFR	Hanwha Corp.	—	(78)	(78)
MSCI	USD	—[13]	08/15/26	At Maturity	CJ Logistics Corp.	0.000	—	(8)	(8)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—[13]	08/15/26	At Maturity	Kuala Lumpur Kepong Bhd	1 Day USD SOFR	$—	$4	$4
MSCI	USD	2	08/15/26	At Maturity	1 Day USD SOFR	Taihan Cable & Solution Co. Ltd.	—	(285)	(285)
MSCI	USD	—[13]	08/15/26	At Maturity	HLB Co Ltd	1 Day USD SOFR	—	4	4
MSCI	USD	—[13]	08/15/26	At Maturity	Lotte Corp.	0.000%	—	(8)	(8)
MSCI	USD	—[13]	08/15/26	At Maturity	Hanssem Co. Ltd.	0.000	—	(2)	(2)
MSCI	USD	—[13]	08/15/26	At Maturity	Paradise Co. Ltd.	0.000	—	(2)	(2)
MSCI	USD	—[13]	08/15/26	At Maturity	Daewoong Pharmaceutical Co. Ltd.	0.000	—	6	6
MSCI	USD	—[13]	08/15/26	At Maturity	Dongsuh Cos., Inc.	0.000	—	(1)	(1)
MSCI	USD	—[13]	08/15/26	At Maturity	NongShim Co. Ltd.	0.000	—	(6)	(6)
MSCI	USD	—[13]	08/15/26	At Maturity	Wistron Corp	1 Day USD SOFR	—	(3)	(3)
MSCI	USD	(9)	08/15/26	At Maturity	Airports of Thailand PCL	1 Day USD SOFR	—	(486)	(486)
MSCI	USD	—[13]	08/15/26	At Maturity	GC Biopharma Corp.	0.000	—	(6)	(6)
MSCI	USD	3	08/15/26	At Maturity	Samsung Electronics Co Ltd	1 Day USD SOFR	—	(477)	(477)
MSCI	USD	2	08/15/26	At Maturity	Samyang Foods Co. Ltd.	0.000	—	81	81
MSCI	USD	1	08/15/26	At Maturity	Shinsegae, Inc.	0.000	—	1	1
MSCI	USD	—[13]	08/15/26	At Maturity	Taiwan Semiconductor Manufacturing Co Ltd	1 Day USD SOFR	—	1	1
MSCI	USD	—[13]	08/15/26	At Maturity	United Microelectronics Corp	1 Day USD SOFR	—	3	3
MSCI	USD	—[13]	08/15/26	At Maturity	Yageo Corp	1 Day USD SOFR	—	14	14
MSCI	USD	1	08/15/26	At Maturity	Central Pattana PCL	0.000	—	(38)	(38)
MSCI	USD	—[13]	08/15/26	At Maturity	CJ CGV Co. Ltd.	0.000	—	(5)	(5)
MSCI	USD	—[13]	08/15/26	At Maturity	Hite Jinro Co. Ltd.	0.000	—	(1)	(1)
MSCI	USD	(2)	08/15/26	At Maturity	Hanmi Semiconductor Co. Ltd.	0.000	—	(495)	(495)
MSCI	USD	1	08/15/26	At Maturity	0.000%	BIM Birlesik Magazalar AS	—	4	4
MSCI	USD	—[13]	08/15/26	At Maturity	Lotte Shopping Co. Ltd.	0.000	—	(3)	(3)
MSCI	USD	—[13]	08/15/26	At Maturity	Posco DX Co. Ltd.	0.000	—	(33)	(33)
MSCI	USD	—[13]	08/15/26	At Maturity	Hanall Biopharma Co. Ltd.	0.000	—	(15)	(15)
MSCI	USD	1	08/15/26	At Maturity	Amorepacific Corp.	0.000	—	(56)	(56)
MSCI	USD	—[13]	08/15/26	At Maturity	IOI Corp Bhd	1 Day USD SOFR	—	3	3
MSCI	USD	1	08/15/26	At Maturity	Ecopro Co. Ltd.	0.000	—	(294)	(294)
MSCI	USD	—[13]	08/15/26	At Maturity	KEPCO Plant Service & Engineering Co. Ltd.	0.000	—	(15)	(15)
MSCI	USD	—[13]	08/15/26	At Maturity	Hyundai Wia Corp.	0.000	—	(40)	(40)
MSCI	USD	2	08/15/26	At Maturity	1 Day USD SOFR	Bizlink Holding, Inc.	—	238	238
MSCI	USD	—[13]	08/15/26	At Maturity	IHH Healthcare Bhd	1 Day USD SOFR	—	8	8
MSCI	USD	—[13]	08/15/26	At Maturity	Park Systems Corp.	0.000	—	(33)	(33)
MSCI	USD	—[13]	08/15/26	At Maturity	Netmarble Corp.	0.000	—	(14)	(14)
MSCI	USD	—[13]	08/15/26	At Maturity	ASE Technology Holding Co Ltd	1 Day USD SOFR	—	8	8
MSCI	USD	—[13]	08/15/26	At Maturity	Chong Kun Dang Pharmaceutical Corp.	0.000	—	(1)	(1)
MSCI	USD	—[13]	08/15/26	At Maturity	Hanil Cement Co. Ltd.	0.000	—	(1)	(1)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

OTC Total return swap agreements—(continued)

Counterparty	Notional amount (000)		Maturity date[14]	Payment frequency	Payment made by the Portfolio[12]	Payments received by the Portfolio[12]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
MSCI	USD	—[13]	08/15/26	At Maturity	L&C Bio Co. Ltd.	0.000%	$—	$(7)	$(7)
MSCI	USD	1	08/15/26	At Maturity	Ecopro BM Co. Ltd.	0.000	—	(74)	(74)
MSCI	USD	—[13]	08/15/26	At Maturity	Soulbrain Co. Ltd.	0.000	—	(32)	(32)
MSCI	USD	1	08/15/26	At Maturity	Silicon2 Co. Ltd.	0.000	—	(16)	(16)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	Rainbow Robotics	—	46	46
MSCI	USD	2	08/15/26	At Maturity	HD Hyundai Heavy Industries Co. Ltd.	0.000	—	(220)	(220)
MSCI	USD	—[13]	08/15/26	At Maturity	SK Bioscience Co. Ltd.	0.000	—	(6)	(6)
MSCI	USD	—[13]	08/15/26	At Maturity	Kakao Games Corp.	0.000	—	(7)	(7)
MSCI	USD	110	08/15/26	At Maturity	1 Day USD SOFR	Compass Gas e Energia SA	—	(1,038)	(1,038)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	Doosan Robotics, Inc.	—	(86)	(86)
MSCI	USD	—[13]	08/15/26	At Maturity	KakaoBank Corp.	0.000	—	(29)	(29)
MSCI	USD	—[13]	08/15/26	At Maturity	HL Mando Co. Ltd.	0.000	—	(65)	(65)
MSCI	USD	1	08/15/26	At Maturity	1 Day USD SOFR	CS Wind Corp.	—	(46)	(46)
MSCI	USD	—[13]	08/15/26	At Maturity	SHIFT UP Corp.	0.000	—	(4)	(4)
MSCI	USD	—[13]	08/15/26	At Maturity	Samsung Episholdings Co. Ltd.	0.000	—	(28)	(28)
MSCI	USD	—[13]	08/15/26	At Maturity	PharmaResearch Co. Ltd.	0.000	—	4	4
MSCI	USD	1	08/15/26	At Maturity	Peptron, Inc.	0.000	—	9	9
MSCI	USD	—[13]	08/15/26	At Maturity	Caregen Co. Ltd.	0.000	—	(23)	(23)
							$—	$(284,033)	$(284,033)

(a)  The notional exposure of the custom index is primarily comprised of USD cash along with various other foreign currencies and underlying equity exposures.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	MYR	39,914	USD	10,000	08/19/26	$228
BB	TWD	315,820	USD	10,000	08/19/26	219
BNP	COP	36,085,200	USD	10,000	08/19/26	(1,398)
BNP	CZK	416,515	USD	20,000	08/19/26	166
BNP	INR	962,960	USD	10,000	08/19/26	(80)
BNP	MXN	1,044,172	USD	60,000	08/19/26	(212)
BNP	PHP	620,093	USD	10,000	08/19/26	(128)
BNP	SGD	466,322	USD	370,000	08/19/26	5,995
BNP	THB	324,720	USD	10,000	08/19/26	264
BNP	TWD	1,266,214	USD	40,000	08/19/26	786
BNP	USD	28,093	AUD	40,000	08/19/26	46
BNP	USD	80,000	CAD	111,595	08/19/26	(344)
BNP	USD	20,000	COP	76,000,400	08/19/26	4,007
BNP	USD	20,000	IDR	363,058,200	08/19/26	146
BNP	USD	90,000	IDR	1,607,147,700	08/19/26	(819)
BNP	USD	10,000	PEN	34,250	08/19/26	73
BNP	USD	50,000	PHP	3,047,945	08/19/26	(220)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BNP	USD	390,000	SGD	498,935	08/19/26	$(537)
BNP	USD	10,000	TWD	316,239	08/19/26	(206)
BNP	AUD	40,000	USD	28,076	09/16/26	(49)
BNP	CAD	111,462	USD	80,000	09/16/26	341
BNP	CHF	8,024	USD	10,000	09/16/26	28
BNP	IDR	6,017,078,100	USD	330,000	09/16/26	(2,982)
BNP	KRW	209,434,358	USD	140,000	09/16/26	(6,980)
BNP	SGD	497,981	USD	390,000	09/16/26	500
BNP	USD	20,000	COP	69,174,700	09/16/26	1,709
BNP	USD	10,000	IDR	180,628,200	09/16/26	(4)
BNP	USD	50,000	PHP	3,084,316	09/16/26	352
BNP	USD	80,000	SEK	769,159	09/16/26	959
BNP	USD	190,000	TWD	6,098,905	09/16/26	(803)
BNP	USD	30,000	ZAR	493,146	09/16/26	(251)
BNP	PHP	3,089,214	USD	50,000	10/21/26	(390)
BNP	SEK	767,628	USD	80,000	10/21/26	(949)
BNP	TWD	6,104,092	USD	190,000	10/21/26	244
BNP	TWD	322,981	USD	10,000	10/21/26	(40)
BNP	USD	10,000	COP	32,212,200	10/21/26	30
BNP	USD	330,000	IDR	6,034,132,500	10/21/26	2,912
BNP	USD	140,000	KRW	209,216,811	10/21/26	6,939
BNP	ZAR	494,509	USD	30,000	10/21/26	250
BOA	AUD	40,000	USD	28,640	08/19/26	501
BOA	CAD	13,716	USD	10,000	08/19/26	210
BOA	CHF	7,775	USD	10,000	08/19/26	367
BOA	CZK	837,545	USD	40,000	08/19/26	117
BOA	CZK	420,122	USD	20,000	08/19/26	(5)
BOA	EUR	10,000	USD	11,647	08/19/26	109
BOA	HUF	24,546,999	USD	80,000	08/19/26	2,472
BOA	MXN	348,290	USD	20,000	08/19/26	(84)
BOA	NOK	94,611	USD	10,000	08/19/26	19
BOA	NOK	95,016	USD	10,000	08/19/26	(23)
BOA	PLN	146,511	USD	40,000	08/19/26	781
BOA	SEK	92,716	USD	10,000	08/19/26	256
BOA	TWD	316,753	USD	10,000	08/19/26	190
BOA	USD	40,000	COP	148,647,300	08/19/26	6,953
BOA	USD	10,000	CZK	206,929	08/19/26	(147)
BOA	USD	10,000	HUF	3,031,783	08/19/26	(425)
BOA	USD	140,000	PLN	514,483	08/19/26	(2,282)
BOA	USD	20,000	SEK	184,775	08/19/26	(580)
BOA	ZAR	333,153	USD	20,000	08/19/26	(142)
BOA	AUD	30,000	USD	20,806	09/16/26	(287)
BOA	CZK	209,117	USD	10,000	09/16/26	40
BOA	CZK	851,086	USD	40,000	09/16/26	(538)
BOA	GBP	10,000	USD	13,188	09/16/26	(290)
BOA	HUF	3,121,304	USD	10,000	09/16/26	154

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	NOK	195,549	USD	20,000	09/16/26	$(620)
BOA	PLN	514,512	USD	140,000	09/16/26	2,278
BOA	PLN	75,169	USD	20,000	09/16/26	(121)
BOA	USD	10,000	CAD	14,183	09/16/26	136
BOA	USD	160,000	CZK	3,392,949	09/16/26	1,608
BOA	USD	70,000	HUF	21,561,570	09/16/26	(1,982)
BOA	USD	170,000	PLN	643,878	09/16/26	2,350
BOA	USD	10,000	SEK	96,087	09/16/26	114
BOA	ZAR	165,531	USD	10,000	09/16/26	14
BOA	ZAR	166,544	USD	10,000	09/16/26	(47)
BOA	CAD	14,014	USD	10,000	10/21/26	(32)
BOA	CZK	4,239,387	USD	200,000	10/21/26	(1,995)
BOA	GBP	20,000	USD	26,704	10/21/26	(252)
BOA	HUF	3,179,216	USD	10,000	10/21/26	(17)
BOA	PEN	34,123	USD	10,000	10/21/26	(9)
BOA	PLN	795,400	USD	210,000	10/21/26	(2,917)
BOA	TWD	646,005	USD	20,000	10/21/26	(82)
BOA	USD	7,023	AUD	10,000	10/21/26	5
BOA	USD	10,000	CZK	210,181	10/21/26	15
BOA	USD	10,000	HUF	3,129,914	10/21/26	(139)
BOA	USD	10,000	MXN	174,514	10/21/26	11
BOA	USD	30,000	PLN	112,363	10/21/26	78
BOA	USD	10,000	SEK	95,991	10/21/26	123
BOA	ZAR	168,584	USD	10,000	10/21/26	(142)
CITI	IDR	176,008,570	USD	10,000	08/19/26	233
CITI	PHP	618,813	USD	10,000	08/19/26	(107)
CITI	SEK	92,408	USD	10,000	08/19/26	288
CITI	USD	5,981	NZD	10,000	08/19/26	(88)
CITI	HUF	3,140,475	USD	10,000	09/16/26	93
CITI	ZAR	165,379	USD	10,000	09/16/26	23
CITI	THB	331,755	USD	10,000	10/21/26	3
CITI	USD	761,000	BRL	4,013,155	10/21/26	16,996
DB	BRL	51,449	USD	10,000	08/19/26	(110)
DB	CAD	68,779	USD	50,000	08/19/26	906
DB	CHF	92,531	USD	120,000	08/19/26	5,359
DB	COP	354,122,000	USD	100,000	08/19/26	(11,857)
DB	IDR	6,445,440,000	USD	360,000	08/19/26	2,337
DB	INR	32,614,535	USD	340,000	08/19/26	(1,394)
DB	NOK	668,350	USD	70,000	08/19/26	(505)
DB	PEN	101,238	USD	30,000	08/19/26	227
DB	PEN	137,196	USD	40,000	08/19/26	(347)
DB	PHP	619,590	USD	10,000	08/19/26	(119)
DB	SGD	12,736	USD	10,000	08/19/26	58
DB	THB	651,768	USD	20,000	08/19/26	459
DB	TWD	3,469,488	USD	110,000	08/19/26	2,552

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
DB	USD	40,000	COP	152,185,200	08/19/26	$8,071
DB	USD	110,000	IDR	1,994,220,000	08/19/26	661
DB	USD	90,000	IDR	1,586,430,000	08/19/26	(1,967)
DB	USD	130,000	NOK	1,207,188	08/19/26	(2,653)
DB	USD	70,000	PEN	241,967	08/19/26	1,159
DB	USD	160,000	TWD	5,053,248	08/19/26	(3,504)
DB	BRL	674,996	USD	130,000	09/16/26	(1,776)
DB	COP	428,008,100	USD	130,000	09/16/26	(4,322)
DB	IDR	1,424,070,000	USD	80,000	09/16/26	1,192
DB	TWD	5,373,611	USD	170,000	09/16/26	3,303
DB	USD	10,000	BRL	52,275	09/16/26	205
DB	USD	100,000	COP	356,718,000	09/16/26	11,949
DB	USD	183,489	EUR	160,000	09/16/26	1,329
DB	USD	380,000	IDR	6,817,890,000	09/16/26	(2,702)
DB	USD	330,000	INR	31,730,853	09/16/26	1,343
DB	USD	10,000	INR	950,546	09/16/26	(74)
DB	USD	70,000	NOK	668,656	09/16/26	508
DB	USD	20,000	SGD	25,750	09/16/26	140
DB	EUR	160,000	USD	183,748	10/21/26	(1,325)
DB	PEN	34,170	USD	10,000	10/21/26	(23)
DB	THB	334,935	USD	10,000	10/21/26	(93)
DB	TWD	647,488	USD	20,000	10/21/26	(128)
DB	USD	150,000	BRL	784,336	10/21/26	2,052
DB	USD	140,000	COP	464,622,400	10/21/26	4,674
DB	USD	23,098	EUR	20,000	10/21/26	36
DB	ZAR	168,218	USD	10,000	10/21/26	(120)
GS	CHF	7,804	USD	10,000	08/19/26	331
GS	CLP	18,323,482	USD	20,000	08/19/26	291
GS	CZK	208,433	USD	10,000	08/19/26	75
GS	GBP	10,000	USD	13,385	08/19/26	(93)
GS	IDR	541,638,000	USD	30,000	08/19/26	(56)
GS	KRW	182,246,276	USD	120,000	08/19/26	(7,848)
GS	MYR	705,914	USD	180,000	08/19/26	7,183
GS	NOK	92,998	USD	10,000	08/19/26	190
GS	NOK	95,059	USD	10,000	08/19/26	(28)
GS	NZD	10,000	USD	5,879	08/19/26	(14)
GS	PEN	135,707	USD	40,000	08/19/26	90
GS	THB	6,145,959	USD	190,000	08/19/26	5,734
GS	USD	10,000	IDR	178,118,000	08/19/26	(116)
GS	USD	400,000	INR	38,268,000	08/19/26	572
GS	USD	190,000	MYR	770,754	08/19/26	(1,309)
GS	USD	20,000	MYR	82,803	09/17/26	290
GS	USD	20,000	PEN	68,702	08/19/26	205
GS	AUD	10,000	USD	7,012	09/16/26	(19)
GS	CLP	18,441,541	USD	20,000	09/16/26	159

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
GS	IDR	179,255,000	USD	10,000	09/16/26	$80
GS	INR	35,593,260	USD	370,000	09/16/26	(1,675)
GS	PLN	37,668	USD	10,000	09/16/26	(83)
GS	THB	330,735	USD	10,000	09/16/26	62
GS	USD	76,283	AUD	110,000	09/16/26	1,060
GS	USD	10,000	IDR	180,766,000	09/16/26	3
GS	USD	120,000	KRW	182,127,172	09/16/26	7,816
GS	USD	40,000	PEN	135,844	09/16/26	(94)
GS	USD	10,000	SEK	93,295	09/16/26	(180)
GS	USD	340,000	SGD	437,465	09/16/26	2,167
GS	USD	290,000	THB	9,643,399	09/16/26	(230)
GS	MYR	770,469	USD	190,000	09/17/26	1,216
GS	USD	10,000	MXN	177,102	09/17/26	188
GS	USD	40,000	MYR	165,201	09/17/26	479
GS	USD	30,000	MYR	121,490	09/17/26	(232)
GS	AUD	110,000	USD	76,243	10/21/26	(1,057)
GS	CLP	18,784,069	USD	20,000	10/21/26	(217)
GS	GBP	1,912,000	AUD	3,693,076	10/21/26	18,334
GS	PEN	34,004	USD	10,000	10/21/26	26
GS	PEN	68,266	USD	20,000	10/21/26	(24)
GS	PHP	620,010	USD	10,000	10/21/26	(113)
GS	SGD	436,373	USD	340,000	10/21/26	(2,160)
GS	THB	9,962,497	USD	300,000	10/21/26	(213)
GS	USD	10,000	BRL	52,292	10/21/26	137
GS	BRL	105,017	USD	20,000	09/17/26	(502)
GS	USD	781,000	COP	2,663,096,600	10/21/26	48,237
GS	USD	370,000	INR	35,707,590	10/21/26	1,693
GS	USD	10,000	KRW	14,791,692	10/21/26	389
GS	USD	20,000	SEK	189,903	10/21/26	26
GS	USD	10,000	SGD	12,829	10/21/26	59
HSBC	EUR	10,000	USD	11,554	09/16/26	3
HSBC	USD	10,000	CLP	8,859,830	09/16/26	(468)
HSBC	GBP	3,187,000	USD	4,255,411	10/21/26	(39,883)
HSBC	USD	761,000	MXN	13,486,223	10/21/26	12,645
JPMCB	CNH	6,529,248	USD	966,350	08/31/26	(2,395)
JPMCB	NOK	94,922	USD	10,000	08/31/26	(12)
JPMCB	PLN	682,666	USD	179,206	08/31/26	(3,527)
JPMCB	SEK	1,478,445	USD	152,019	08/31/26	(3,464)
JPMCB	USD	372,906	HUF	118,771,411	08/31/26	2,011
JPMCB	USD	153,343	JPY	25,071,686	08/31/26	4,566
JPMCB	USD	757,423	NOK	7,344,498	08/31/26	17,215
JPMCB	USD	21,868	SGD	28,223	08/31/26	181
JPMCB	USD	396,538	ZAR	6,676,919	08/31/26	6,755
JPMCB	USD	10,000	ZAR	165,195	08/31/26	(22)
JPMCB	BRL	14,934,949	USD	2,862,096	09/16/26	(53,581)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
JPMCB	CLP	1,045,284,316	USD	1,151,497	09/16/26	$26,876
JPMCB	CLP	102,976,474	USD	110,000	09/16/26	(791)
JPMCB	COP	8,482,753,110	USD	2,523,841	09/16/26	(138,305)
JPMCB	EGP	47,911,864	USD	934,155	09/16/26	14,482
JPMCB	EGP	32,773,889	USD	610,933	09/16/26	(18,164)
JPMCB	IDR	11,060,941,008	USD	614,647	09/16/26	2,541
JPMCB	IDR	400,524,600	USD	22,000	09/16/26	(165)
JPMCB	INR	33,643,098	USD	352,467	09/16/26	1,155
JPMCB	INR	64,606,660	USD	669,951	09/16/26	(4,689)
JPMCB	KRW	4,104,627,255	USD	2,719,897	09/16/26	(160,720)
JPMCB	NGN	223,046,990	USD	146,000	09/16/26	(14,244)
JPMCB	PHP	610,590	USD	10,000	09/16/26	32
JPMCB	PHP	32,481,048	USD	527,262	09/16/26	(2,992)
JPMCB	TRY	63,973,475	USD	1,241,749	09/16/26	(56,545)
JPMCB	TWD	43,923,825	USD	1,386,478	09/16/26	23,898
JPMCB	TWD	4,097,932	USD	127,000	09/16/26	(123)
JPMCB	USD	2,945,088	BRL	15,482,820	09/16/26	77,550
JPMCB	USD	1,329,017	CLP	1,209,065,678	09/16/26	(28,181)
JPMCB	USD	1,217,510	COP	4,249,511,110	09/16/26	116,117
JPMCB	USD	1,339,591	EGP	74,217,360	09/16/26	85,014
JPMCB	USD	183,000	EGP	9,411,899	09/16/26	(2,338)
JPMCB	USD	190,084	IDR	3,388,410,397	09/16/26	(2,572)
JPMCB	USD	507,861	INR	48,764,717	09/16/26	1,354
JPMCB	USD	364,000	INR	34,596,372	09/16/26	(2,735)
JPMCB	USD	2,350,244	KRW	3,548,355,451	09/16/26	139,981
JPMCB	USD	26,000	KRW	36,980,840	09/16/26	(47)
JPMCB	USD	154,554	NGN	223,046,990	09/16/26	5,690
JPMCB	USD	63,000	PHP	3,870,812	09/16/26	190
JPMCB	USD	285,565	PHP	17,288,971	09/16/26	(3,322)
JPMCB	USD	1,193,098	TRY	63,973,475	09/16/26	105,196
JPMCB	USD	198,438	TWD	6,414,280	09/16/26	543
JPMCB	USD	721,831	TWD	22,883,949	09/16/26	(11,938)
JPMCB	TRY	6,329,000	USD	123,117	09/17/26	(5,218)
JPMCB	USD	117,436	TRY	6,329,000	09/17/26	10,899
JPMCB	TRY	10,368,000	USD	144,000	09/27/27	(7,275)
JPMCB	USD	143,654	TRY	10,368,000	09/27/27	7,622
JPMCB	NGN	242,302,000	USD	158,714	12/16/26	(9,064)
JPMCB	USD	149,000	NGN	242,302,000	12/16/26	18,778
MSCI	AUD	10,000	USD	7,112	08/19/26	77
MSCI	BRL	726,866	USD	140,000	08/19/26	(2,833)
MSCI	CLP	44,373,500	USD	50,000	08/19/26	2,269
MSCI	CZK	413,539	USD	20,000	08/19/26	308
MSCI	EUR	90,000	USD	105,989	08/19/26	2,145
MSCI	GBP	10,000	USD	13,403	08/19/26	(74)
MSCI	MXN	349,172	USD	20,000	08/19/26	(135)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	NOK	186,283	USD	20,000	08/19/26	$349
MSCI	NZD	10,000	USD	5,969	08/19/26	76
MSCI	NZD	60,000	USD	35,195	08/19/26	(165)
MSCI	PEN	67,936	USD	20,000	08/19/26	21
MSCI	PHP	618,010	USD	10,000	08/19/26	(94)
MSCI	PLN	324,744	USD	90,000	08/19/26	3,071
MSCI	SEK	924,260	USD	100,000	08/19/26	2,859
MSCI	THB	326,818	USD	10,000	08/19/26	201
MSCI	USD	50,461	AUD	70,000	08/19/26	(1,219)
MSCI	USD	150,000	BRL	752,490	08/19/26	(2,132)
MSCI	USD	10,000	CAD	13,650	08/19/26	(257)
MSCI	USD	170,000	CHF	134,260	08/19/26	(3,659)
MSCI	USD	10,000	COP	37,063,500	08/19/26	1,707
MSCI	USD	13,601	GBP	10,000	08/19/26	(124)
MSCI	USD	70,000	HUF	21,339,311	08/19/26	(2,603)
MSCI	USD	40,000	JPY	6,378,642	08/19/26	137
MSCI	USD	75,812	NZD	130,000	08/19/26	801
MSCI	USD	30,000	PEN	103,081	08/19/26	315
MSCI	USD	110,000	SEK	1,037,001	08/19/26	(1,010)
MSCI	USD	10,000	ZAR	165,810	08/19/26	25
MSCI	USD	10,000	ZAR	163,806	08/19/26	(96)
MSCI	CNH	5,354,266	USD	790,984	08/21/26	(2,880)
MSCI	USD	132,010	CNH	892,784	08/21/26	361
MSCI	USD	301,696	CNH	2,025,823	08/21/26	(1,332)
MSCI	CHF	126,182	USD	160,000	09/16/26	3,189
MSCI	CZK	212,027	USD	10,000	09/16/26	(99)
MSCI	HUF	12,505,724	USD	40,000	09/16/26	549
MSCI	JPY	6,364,556	USD	40,000	09/16/26	(137)
MSCI	NOK	488,979	USD	50,000	09/16/26	(1,561)
MSCI	NZD	140,000	USD	81,699	09/16/26	(875)
MSCI	PEN	136,605	USD	40,000	09/16/26	(130)
MSCI	SEK	1,035,502	USD	110,000	09/16/26	1,007
MSCI	USD	140,000	BRL	731,472	09/16/26	2,802
MSCI	USD	70,000	CAD	98,743	09/16/26	569
MSCI	USD	210,000	CHF	168,531	09/16/26	(561)
MSCI	USD	10,000	COP	35,173,600	09/16/26	1,039
MSCI	USD	10,000	INR	953,330	09/16/26	(45)
MSCI	USD	20,000	KRW	30,911,520	09/16/26	1,694
MSCI	USD	104,265	NZD	180,000	09/16/26	1,901
MSCI	USD	30,000	SGD	38,540	09/16/26	145
MSCI	USD	10,000	ZAR	163,064	09/16/26	(163)
MSCI	ZAR	164,165	USD	10,000	09/16/26	97
MSCI	USD	100,000	MXN	1,757,811	09/17/26	1,119
MSCI	USD	100,000	MYR	406,630	09/17/26	(366)
MSCI	CAD	98,486	USD	70,000	10/21/26	(498)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
MSCI	CHF	167,867	USD	210,000	10/21/26	$579
MSCI	MXN	1,762,691	USD	100,000	10/21/26	(1,118)
MSCI	MYR	406,280	USD	100,000	10/21/26	350
MSCI	MYR	122,477	USD	30,000	10/21/26	(41)
MSCI	NZD	180,000	USD	104,374	10/21/26	(1,893)
MSCI	USD	50,000	HUF	15,676,402	10/21/26	(608)
MSCI	USD	20,000	KRW	29,497,140	10/21/26	717
MSCI	USD	50,000	NOK	489,229	10/21/26	1,560
MSCI	USD	40,000	PEN	136,790	10/21/26	124
MSCI	ZAR	332,019	USD	20,000	10/21/26	25
SCB	AUD	50,000	USD	35,758	08/19/26	584
SCB	AUD	10,000	USD	7,004	08/19/26	(31)
SCB	CAD	41,543	USD	30,000	08/19/26	347
SCB	CHF	23,615	USD	30,000	08/19/26	741
SCB	CLP	9,087,000	USD	10,000	08/19/26	226
SCB	EUR	50,000	USD	58,229	08/19/26	538
SCB	GBP	40,000	USD	53,716	08/19/26	(192)
SCB	INR	1,916,774	USD	20,000	08/19/26	(64)
SCB	JPY	1,579,305	USD	10,000	08/19/26	62
SCB	JPY	4,772,675	USD	30,000	08/19/26	(32)
SCB	KRW	15,214,600	USD	10,000	08/19/26	(673)
SCB	NZD	60,000	USD	35,012	08/19/26	(348)
SCB	PHP	3,714,418	USD	60,000	08/19/26	(666)
SCB	SEK	92,220	USD	10,000	08/19/26	308
SCB	SGD	12,705	USD	10,000	08/19/26	83
SCB	THB	649,376	USD	20,000	08/19/26	530
SCB	USD	80,000	CLP	72,012,000	08/19/26	(2,540)
SCB	USD	173,952	EUR	150,000	08/19/26	(877)
SCB	USD	67,871	GBP	50,000	08/19/26	(485)
SCB	USD	50,000	IDR	893,850,000	08/19/26	(400)
SCB	USD	130,000	KRW	190,693,300	08/19/26	3,773
SCB	USD	100,000	MXN	1,733,556	08/19/26	(34)
SCB	AUD	20,000	USD	13,857	09/16/26	(205)
SCB	CHF	31,755	USD	40,000	09/16/26	537
SCB	CLP	81,209,200	USD	90,000	09/16/26	2,626
SCB	EUR	150,000	USD	174,146	09/16/26	879
SCB	GBP	10,000	USD	13,368	09/16/26	(109)
SCB	JPY	3,224,985	USD	20,000	09/16/26	(338)
SCB	NZD	40,000	USD	22,841	09/16/26	(751)
SCB	PHP	618,468	USD	10,000	09/16/26	(96)
SCB	THB	332,958	USD	10,000	09/16/26	(5)
SCB	USD	100,000	CLP	92,644,000	09/16/26	(324)
SCB	USD	13,401	GBP	10,000	09/16/26	77
SCB	USD	10,000	INR	950,372	09/16/26	(76)
SCB	USD	60,000	JPY	9,678,516	09/16/26	1,036
SCB	USD	10,000	PHP	603,936	09/16/26	(141)

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Forward foreign currency contracts—(continued)

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SCB	USD	10,000	SEK	96,138	09/16/26	$119
SCB	MXN	1,737,835	USD	100,000	09/17/26	30
SCB	AUD	10,000	USD	6,927	10/21/26	(101)
SCB	CHF	7,987	USD	10,000	10/21/26	36
SCB	CHF	8,077	USD	10,000	10/21/26	(76)
SCB	CLP	101,893,300	USD	110,000	10/21/26	333
SCB	CLP	9,328,400	USD	10,000	10/21/26	(40)
SCB	GBP	20,000	USD	26,703	10/21/26	(252)
SCB	JPY	9,649,983	USD	60,000	10/21/26	(1,028)
SCB	NZD	10,000	USD	5,810	10/21/26	(94)
SCB	PHP	1,240,098	USD	20,000	10/21/26	(227)
SCB	THB	332,797	USD	10,000	10/21/26	(29)
SCB	USD	10,000	BRL	51,854	10/21/26	53
SCB	USD	30,000	CHF	24,009	10/21/26	(48)
SCB	USD	761,000	CLP	713,353,790	10/21/26	6,779
SCB	USD	30,000	JPY	4,781,304	10/21/26	238
SCB	USD	29,235	NZD	50,000	10/21/26	283
SG	GBP	10,000	USD	13,395	08/19/26	(83)
SG	INR	2,904,639	USD	30,000	08/19/26	(404)
SG	PLN	36,769	USD	10,000	08/19/26	158
SG	THB	652,721	USD	20,000	08/19/26	431
SG	USD	100,000	CZK	2,089,141	08/19/26	(520)
SG	USD	13,344	GBP	10,000	08/19/26	133
SG	USD	30,000	IDR	532,830,000	08/19/26	(433)
SG	USD	50,000	PHP	3,052,825	08/19/26	(140)
SG	USD	270,000	THB	8,826,538	08/19/26	(5,367)
SG	AUD	10,000	USD	6,870	09/16/26	(161)
SG	CZK	2,088,844	USD	100,000	09/16/26	507
SG	HUF	3,089,137	USD	10,000	09/16/26	255
SG	PHP	3,058,140	USD	50,000	09/16/26	76
SG	THB	8,818,330	USD	270,000	09/16/26	5,022
SG	TWD	638,600	USD	20,000	09/16/26	189
SG	USD	13,393	GBP	10,000	09/16/26	84
SG	USD	20,000	IDR	358,920,000	09/16/26	(138)
SG	USD	10,000	INR	955,771	09/16/26	(20)
SG	MXN	176,441	USD	10,000	09/17/26	(150)
SG	PHP	616,380	USD	10,000	10/21/26	(54)
SG	THB	1,341,558	USD	40,000	10/21/26	(427)
SG	TWD	324,350	USD	10,000	10/21/26	(83)
SG	USD	10,000	BRL	51,833	10/21/26	48
SG	USD	1,304,000	CNY	8,808,897	10/21/26	8,569
SG	USD	10,000	IDR	180,660,000	10/21/26	(33)
SG	USD	40,000	INR	3,859,012	10/21/26	170
SSB	CAD	377,000	USD	267,178	09/24/26	(2,351)
SSB	EUR	137,000	USD	157,206	09/24/26	(1,094)
Net unrealized appreciation (depreciation)						$257,430

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the Portfolio's investments. In the event a Portfolio holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$47,158,792	$3,927,424	$—	$51,086,216
Preferred stocks	42,447	—	—	42,447
Exchange traded funds	2,792,537	—	—	2,792,537
Investment companies	19,855,084	—	—	19,855,084
Warrants	20	—	—	20
Corporate bonds	—	88,419,836	795	88,420,631
Options purchased	18,484	—	—	18,484
Equity options purchased	710,883	—	—	710,883
Foreign exchange options purchased	—	445,759	—	445,759
Short-term investments	115,239,170	—	—	115,239,170
Short-term U.S. Treasury obligations	—	31,406,911	—	31,406,911
Futures contracts	67,570	26,231	—	93,801
Swap agreements	—	955,065	—	955,065
Forward foreign currency contracts	—	957,685	—	957,685
Total	$185,884,987	$126,138,911	$795	$312,024,693
Liabilities
Common stocks	$(74,210,711)	$(1,616,770)	$—	$(75,827,481)
Exchange traded funds	(5,959,385)	—	—	(5,959,385)
U.S. Treasury obligations	—	(4,473,163)	—	(4,473,163)
Short-term U.S. Treasury obligations	—	(207,619)	—	(207,619)
Equity options written	(581,048)	—	—	(581,048)
Futures contracts	(373,825)	(51,759)	—	(425,584)
Swap agreements	—	(1,300,308)	—	(1,300,308)
Forward foreign currency contracts	—	(700,255)	—	(700,255)
Total	$(81,124,969)	$(8,349,874)	$—	$(89,474,843)

For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security, or portion thereof, pledged as collateral for investments sold short, written options, futures and/or swap agreements.

2  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

3  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $31,423,680, represented 12.1% of the Portfolio's net assets at period end.

4  Zero coupon bond.

5  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

6  Payment-in-kind security for which part of the income earned may be paid as additional principal. PIK is on non-accrual.

PACE Alternative Strategies Investments

Portfolio of investments—July 31, 2026

Portfolio footnotes—(continued)

7  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

8  Bond interest in default.

9  Rate shown reflects yield at July 31, 2026.

10  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12  Payments made or received are based on the notional amount.

13  Represents notional value less than 500.

14  Date reflected is the next payment date. Contracts have an open-ended maturity date.

See accompanying notes to financial statements.

PACE Select Advisors Trust

Glossary of terms used in the Portfolio of investments
July 31, 2026 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ACES  Alternative Credit Enhancement Securities

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build America Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CAC  Cotation Assistée en Continu

CBOE  Chicago Board Options Exchange

CDO  Collateralized Debt Obligation

CDI  Certificado de Depósito Interbancário

CDX.EM.S  Markit Emerging Markets Index

CDX.NA.HY.S  Markit North American High Yield

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CORRA  Canadian Overnight Repo Rate Average

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MKM  MKM Partners

MTA  Monthly Treasury Average Index

NIBOR  Norway Three Month Interbank Rate

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PLC  Public Limited Company

PO  Principal Only

PRIBOR  Prague Interbank Offered Rate

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RFUCCT  Refinitiv USD IBOR Consumer Cash Fallbacks

RPI  Retail Price Index

SABESP  Saneamento Basico do Estado de Sao Paulo

SARON  Swiss Average Rate Overnight

SBA  Small Business Administration

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

STR  Short-term rate

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

TONA  Tokyo Overnight Average Rate

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

WIBOR  Warsaw Interbank Offer Rate

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JEF  Jefferies LLC

JPMCB  JPMorgan Chase Bank

MCM  ED&F Man Capital Markets, Inc.

MSCI  Morgan Stanley & Co. International PLC

NW  National Westminster

OCC  Options Clearing Corp.

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

WF  Wells Fargo Investment LLC

See accompanying notes to financial statements.

PACE Select Advisors Trust

Statement of assets and liabilities
July 31, 2026

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Assets:
Investments, at cost
Investments	$2,093,137,958	$372,380,391	$189,468,924
Repurchase agreements	523,871,500	—	—
Foreign currency	—	—	32
Investments, at value
Investments[1]	$2,093,137,958	$352,410,572	$187,714,269
Repurchase agreements	523,871,500	—	—
Foreign currency	—	—	33
Cash	—	4,828	12,492
Cash collateral on futures	—	924,977	1,775,548
Cash collateral on swap agreements	—	254,769	—
Due from broker	—	3,236,882	—
Receivable for investments sold	—	28,284,362	17,675
When-issued, delayed-delivery, forward and TBA commitments sold	—	430,662,921	—
Receivable for fund shares sold	9,648,388	26,253	46,334
Receivable for interest and dividends	2,195,064	662,254	1,613,098
Receivable for variation margin on swap agreements	—	1,658,352	—
Other assets	167,986	19,719	20,205
Total assets	2,629,020,896	818,145,889	191,199,654
Liabilities:
Reverse repurchase agreements, at value (cost—$0, $56,406,597 and $0, respectively)	—	56,406,597	—
Investments sold short, at value (proceeds—$0, $97,501,222 and $0, respectively)	—	96,325,300	—
Options and swaptions written, at value (premiums received $0, $237,085 and $0, respectively)	—	283,137	—
Due to broker	—	3,256,883	—
Payable for cash collateral from securities loaned	—	—	866,705
Payable for investments purchased	19,743,820	1,565,282	497,875
When-issued, delayed-delivery, forward and TBA commitments purchased	—	500,470,901	—
Payable for fund shares redeemed	14,442,684	122,593	157,358
Payable for dividend and interest expense on investments sold short	—	14,920	—
Dividends payable to shareholders	4,084,425	—	—
Payable to affiliate	265,801	43,361	53,718
Payable to custodian	7,980	23,400	4,289
Payable for variation margin on futures contracts	—	573,155	2,242,922
Accrued expenses and other liabilities	295,300	238,663	215,532
Total liabilities	38,840,010	659,324,192	4,038,399
Net assets	$2,590,180,886	$158,821,697	$187,161,255

1  Includes $0, $0 and $1,565,306, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$2,590,113,939	$232,592,938	$233,379,916
Distributable earnings (accumulated losses)	66,947	(73,771,241)	(46,218,661)
Net assets	$2,590,180,886	$158,821,697	$187,161,255
Class A
Net assets	$—	$13,788,112	$6,165,515
Shares outstanding	—	1,331,480	601,802
Net asset value per share	$—	$10.36	$10.25
Maximum offering price per share	$—	$10.76	$10.65
Class P
Net assets	$2,590,180,886	$145,033,585	$180,995,740
Shares outstanding	2,590,112,372	13,999,722	17,662,374
Net asset value, offering price and redemption value per share[2]	$1.00	$10.36	$10.25

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Assets:
Investments, at cost
Investments	$433,193,558	$144,768,420	$161,956,070
Foreign currency	2,176,609	—	2,886,843
Investments, at value
Investments[1]	$423,668,223	$141,464,686	$158,828,683
Foreign currency	2,168,464	—	2,893,583
Cash	43,629	—	381,588
Cash collateral on futures	3,184,592	—	876,758
Cash collateral on swap agreements	1,251,000	—	—
Cash collateral for forward foreign currency contracts	340,000	—	—
Receivable for investments sold	157,656	—	1,008,957
When-issued, delayed-delivery, forward and TBA commitments sold	12,980,635	—	—
Receivable for fund shares sold	44,518	10,317	26,631
Receivable for interest and dividends	3,776,090	1,502,099	2,095,568
Receivable for foreign tax reclaims	9,963	—	885
Receivable from affiliate	—	—	39,829
Receivable for variation margin on swap agreements	458,757	—	—
Deferred receivable for funds borrowed	1,724	—	—
OTC swap agreements, at value[2]	246,334	—	—
Unrealized appreciation on forward foreign currency contracts	182,475	—	438,817
Other assets	21,376	20,584	19,546
Total assets	448,535,436	142,997,686	166,610,845
Liabilities:
Options and swaptions written, at value (premiums received $21,023, $0 and $0, respectively)	14,749	—	—
Due to broker	445,117	—	—
Payable for cash collateral from securities loaned	3,277,338	—	203,355
Payable for investments purchased	1,058,409	—	11,525,515
When-issued, delayed-delivery, forward and TBA commitments purchased	30,365,079	—	—
Payable for fund shares redeemed	787,901	122,426	128,662
Payable to affiliate	5,177	43,197	—
Payable to custodian	91,092	1,442	61,225
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	3,677
Payable for dollar roll transactions	16,825,989	—	—
Payable for variation margin on futures contracts	3,052,983	—	17,401
Unrealized depreciation on forward foreign currency contracts	289,341	—	315,695
Accrued expenses and other liabilities	267,152	153,632	237,987
Total liabilities	56,480,327	320,697	12,493,517
Net assets	$392,055,109	$142,676,989	$154,117,328

1  Includes $6,173,586, $0 and $1,180,683, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

2  Net upfront payments received by PACE Strategic Fixed Income Investments was $253,165.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$505,131,491	$149,404,234	$193,612,414
Distributable earnings (accumulated losses)	(113,076,382)	(6,727,245)	(39,495,086)
Net assets	$392,055,109	$142,676,989	$154,117,328
Class A
Net assets	$5,779,859	$17,778,912	$10,517,515
Shares outstanding	501,241	1,464,528	1,339,432
Net asset value per share	$11.53	$12.14	$7.85
Maximum offering price per share	$11.98	$12.42	$8.16
Class P
Net assets	$386,275,250	$124,898,077	$143,599,813
Shares outstanding	33,529,986	10,282,346	18,405,376
Net asset value, offering price and redemption value per share[3]	$11.52	$12.15	$7.80

3  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Assets:
Investments, at cost
Investments	$158,490,220	$662,561,344	$566,137,654
Foreign currency	738,071	272,302	—
Investments, at value
Investments[1]	$152,847,449	$813,598,746	$682,684,910
Foreign currency	741,691	274,594	—
Receivable for investments sold	856,440	2,302,296	1,161,220
Receivable for fund shares sold	15,482	11,972	125,180
Receivable for interest and dividends	2,627,494	500,437	169,080
Receivable for foreign tax reclaims	1,740	275,032	18,022
Unrealized appreciation on forward foreign currency contracts	3,837	—	—
Other assets	32,092	22,303	22,467
Total assets	157,126,225	816,985,380	684,180,879
Liabilities:
Payable for cash collateral from securities loaned	—	15,497,163	28,678,726
Payable for investments purchased	620,879	863,554	1,270,563
Payable for fund shares redeemed	113,684	618,376	776,092
Payable to affiliate	67,708	538,929	422,114
Payable to custodian	12,105	22,709	9,908
Payable for foreign withholding taxes and foreign capital gains taxes	512	4,570	—
Unrealized depreciation on forward foreign currency contracts	296,320	—	—
Accrued expenses and other liabilities	214,309	259,173	254,889
Total liabilities	1,325,517	17,804,474	31,412,292
Net assets	$155,800,708	$799,180,906	$652,768,587

1  Includes $0, $15,414,083 and $28,722,626, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$198,191,767	$560,194,815	$483,418,802
Distributable earnings (accumulated losses)	(42,391,059)	238,986,091	169,349,785
Net assets	$155,800,708	$799,180,906	$652,768,587
Class A
Net assets	$1,529,302	$97,099,984	$36,410,780
Shares outstanding	174,758	3,973,655	2,808,510
Net asset value per share	$8.75	$24.44	$12.96
Maximum offering price per share	$9.09	$25.86	$13.71
Class P
Net assets	$147,003,958	$702,080,922	$616,357,807
Shares outstanding	16,894,593	28,922,820	38,759,515
Net asset value, offering price and redemption value per share[2]	$8.70	$24.27	$15.90
Class P2
Net assets	$7,267,448	$—	$—
Shares outstanding	805,102	—	—
Net asset value and offering price per share	$9.03	$—	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Assets:
Investments, at cost
Investments	$250,169,989	$232,931,069	$698,007,196
Foreign currency	—	—	304,130
Investments, at value
Investments[1]	$296,758,000	$272,048,723	$906,909,957
Foreign currency	—	—	305,019
Cash	—	36	—
Receivable for investments sold	3,507,563	453,025	59,077
Receivable for fund shares sold	7,439	5,553	100,680
Receivable for interest and dividends	94,089	22,996	480,710
Receivable for foreign tax reclaims	—	375	6,839,997
Other assets	21,643	20,913	31,635
Total assets	300,388,734	272,551,621	914,727,075
Liabilities:
Investments sold short, at value (proceeds—$0, $0 and $101,167,666, respectively)	—	—	104,610,122
Payable for cash collateral from securities loaned	19,637,613	12,870,011	60,626,184
Payable for investments purchased	4,016,221	805,142	—
Payable for fund shares redeemed	401,991	314,709	732,911
Payable for dividend and interest expense on investments sold short	—	—	143,756
Payable to affiliate	186,688	186,784	481,537
Payable to custodian	3,336	7,189	71,648
Payable for foreign withholding taxes and foreign capital gains taxes	—	—	28,974
Accrued expenses and other liabilities	214,791	211,886	377,314
Total liabilities	24,460,640	14,395,721	167,072,446
Net assets	$275,928,094	$258,155,900	$747,654,629

1  Includes $32,154,601, $18,177,455 and $69,955,385, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$199,580,738	$200,462,516	$461,644,256
Distributable earnings (accumulated losses)	76,347,356	57,693,384	286,010,373
Net assets	$275,928,094	$258,155,900	$747,654,629
Class A
Net assets	$11,431,226	$14,357,169	$27,223,029
Shares outstanding	585,641	1,053,726	1,273,446
Net asset value per share	$19.52	$13.63	$21.38
Maximum offering price per share	$20.66	$14.42	$22.62
Class P
Net assets	$264,496,868	$243,798,731	$701,952,662
Shares outstanding	12,775,580	14,908,823	33,220,703
Net asset value, offering price and redemption value per share[2]	$20.70	$16.35	$21.13
Class P2
Net assets	$—	$—	$18,478,938
Shares outstanding	—	—	847,981
Net asset value and offering price per share	$—	$—	$21.79

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Assets:
Investments, at cost
Investments	$500,897,774	$53,292,265	$310,376,792
Foreign currency	532,897	66,414	1,304,160
Investments, at value
Investments[1]	$584,500,074	$55,770,257	$310,018,142
Foreign currency	534,797	66,564	1,266,786
Cash	—	—	152,885
Cash collateral on options	—	—	10,992,524
Cash collateral on futures	—	—	1,678,955
Cash collateral on swap agreements	—	—	3,300,378
Cash collateral for short sales	—	—	25,175,113
Cash collateral for forward foreign currency contracts	—	—	120,000
Due from broker	—	—	470,064
Receivable for investments sold	2,753,893	246,063	2,016,842
Receivable for fund shares sold	262,815	3,088	53,374
Receivable for interest and dividends	1,313,695	72,192	638,554
Receivable for foreign tax reclaims	—	28,831	165,630
Receivable for variation margin on futures contracts	—	—	487,593
Receivable for variation margin on swap agreements	—	—	397,013
Unrealized appreciation on OTC swap agreements[2]	—	—	194,377
Unrealized appreciation on forward foreign currency contracts	—	—	957,685
Other assets	27,199	12,770	30,619
Total assets	589,392,473	56,199,765	358,116,534
Liabilities:
Investments sold short, at value (proceeds—$0; $0 and $91,016,172, respectively)	—	—	86,467,648
Options and swaptions written, at value (premiums received $0; $0 and $691,148, respectively)	—	—	581,048
Due to broker	—	—	369,124
Payable for cash collateral from securities loaned	9,816,482	—	—
Payable for investments purchased	5,414,928	315,852	7,561,996
Payable for fund shares redeemed	396,213	47,254	234,576
Payable for dividend and interest expense on investments sold short	—	—	311,186
Payable to affiliate	313,848	26,874	463,653
Payable to custodian	136,163	9,177	313,948
Payable for foreign withholding taxes and foreign capital gains taxes	1,139,376	19,504	732
Payable for variation margin on centrally cleared swap agreements	—	—	26,837
Unrealized depreciation on OTC swap agreements[2]	—	—	478,410
Unrealized depreciation on forward foreign currency contracts	—	—	700,255
Accrued expenses and other liabilities	273,325	197,536	358,934
Total liabilities	17,490,335	616,197	97,868,347
Net assets	$571,902,138	$55,583,568	$260,248,187

1  Includes $26,306,511, $0 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of assets and liabilities (continued)
July 31, 2026

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$334,232,942	$67,619,081	$263,120,730
Distributable earnings (accumulated losses)	237,669,196	(12,035,513)	(2,872,543)
Net assets	$571,902,138	$55,583,568	$260,248,187
Class A
Net assets	$3,810,685	$142,393	$2,868,316
Shares outstanding	182,913	19,418	276,391
Net asset value per share	$20.83	$7.33	$10.38
Maximum offering price per share	$22.04	$7.76	$10.98
Class P
Net assets	$281,994,671	$55,441,175	$238,724,071
Shares outstanding	13,475,067	7,941,617	22,954,106
Net asset value, offering price and redemption value per share[3]	$20.93	$6.98	$10.40
Class P2
Net assets	$286,096,782	$—	$18,655,800
Shares outstanding	13,327,554	—	1,759,082
Net asset value and offering price per share	$21.47	$—	$10.61

2  Net upfront payments received by PACE Alternative Strategies Investments was $106,327. Net upfront payment made by PACE Alternative Strategies Investments was $53,629.

3  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations
For the year ended July 31, 2026

	UBS Government Money Market Investments Fund	PACE Mortgage-Backed Securities Fixed Income Investments	PACE Intermediate Fixed Income Investments
Investment income:
Dividends	$—	$—	$407,584
Interest	110,984,891	8,323,448	11,089,269
Securities lending	—	—	43,311
Foreign tax withheld	—	(24,718)	—
Total income	110,984,891	8,298,730	11,540,164
Expenses:
Investment advisory and administration fees	7,110,781	926,574	1,076,370
Service fees—Class A	—	36,645	17,010
Transfer agency fees	417,427	—	—
Transfer agency and related services fees—Class A	—	17,161	7,903
Transfer agency and related services fees—Class P	—	228,009	223,101
Custody and fund accounting fees	87,997	124,673	44,937
Trustees' fees	42,087	25,240	25,404
Professional services fees	114,024	193,037	171,947
Printing and shareholder report fees	133,708	43,297	39,122
Federal and state registration fees	227,221	49,055	50,075
Insurance expense	21,060	1,325	1,507
Interest expense	—	1,255,269	—
Other expenses	83,817	76,213	66,381
Total expenses	8,238,122	2,976,498	1,723,757
Fee waivers and/or expense reimbursements by investment manager and administrator[1]	(3,697,606)	(471,614)	(512,959)
Net expenses	4,540,516	2,504,884	1,210,798
Net investment income (loss)	106,444,375	5,793,846	10,329,366
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	64,812	4,234,310	1,346,429
Investments sold short	—	(1,043,517)	—
Options and swaptions written	—	485,643	—
Futures contracts	—	(199,878)	397,622
Swap agreements	—	567,637	—
Net realized gain (loss)	64,812	4,044,195	1,744,051
Change in net unrealized appreciation (depreciation) on:
Investments	—	(343,484)	(3,539,828)
Investments sold short	—	1,056,488	—
Options and swaptions written	—	(126,400)	—
Futures contracts	—	(475,055)	(2,508,619)
Swap agreements	—	908,016	—
Net change in unrealized appreciation (depreciation)	—	1,019,565	(6,048,447)
Net realized and unrealized gain (loss)	64,812	5,063,760	(4,304,396)
Net increase (decrease) in net assets resulting from operations	$106,509,187	$10,857,606	$6,024,970

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2026

	PACE Strategic Fixed Income Investments	PACE Municipal Fixed Income Investments	PACE Global Fixed Income Investments
Investment income:
Dividends	$610,005	$—	$—
Interest	23,201,324	5,188,275	7,214,069
Securities lending	87,396	—	4,423
Foreign tax withheld	(4,878)	—	(19,865)
Total income	23,893,847	5,188,275	7,198,627
Expenses:
Investment advisory and administration fees	2,188,300	757,716	977,111
Service fees—Class A	15,140	47,558	29,245
Transfer agency and related services fees—Class A	5,031	7,724	17,261
Transfer agency and related services fees—Class P	290,266	38,158	242,128
Custody and fund accounting fees	577,511	25,745	318,389
Trustees' fees	26,763	25,137	25,199
Professional services fees	197,516	156,397	255,402
Printing and shareholder report fees	47,486	25,472	43,980
Federal and state registration fees	50,351	49,131	48,564
Insurance expense	3,234	1,321	1,329
Interest expense	543,743	—	—
Other expenses	97,652	59,135	63,393
Total expenses	4,042,993	1,193,494	2,022,001
Fee waivers and/or expense reimbursements by investment manager and administrator[1]	(801,823)	(282,140)	(631,814)
Net expenses	3,241,170	911,354	1,390,187
Net investment income (loss)	20,652,677	4,276,921	5,808,440
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	1,309,144	(209,125)	1,765,634
Securities sold short	(1,593)	—	—
Options and swaptions written	130,674	—	—
Futures contracts	(411,266)	—	(467,105)
Swap agreements	204,838	—	—
Forward foreign currency contracts	456,540	—	(435,317)
Foreign currency transactions	(61,914)	—	69,285
Net realized gain (loss)	1,626,423	(209,125)	932,497
Change in net unrealized appreciation (depreciation) on:
Investments	(6,482,875)	2,683,138	(3,810,187)
Options and swaptions written	(17,390)	—	—
Futures contracts	(3,221,479)	—	(246,334)
Swap agreements	313,686	—	—
Forward foreign currency contracts	(179,734)	—	392,950
Translation of other assets and liabilities denominated in foreign currency	344,714	—	7,684
Net change in unrealized appreciation (depreciation)	(9,243,078)	2,683,138	(3,655,887)
Net realized and unrealized gain (loss)	(7,616,655)	2,474,013	(2,723,390)
Net increase (decrease) in net assets resulting from operations	$13,036,022	$6,750,934	$3,085,050

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2026

	PACE High Yield Investments	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments
Investment income:
Dividends	$27,626	$15,954,677	$5,521,896
Interest	11,390,700	1,040,796	714,360
Securities lending	11	41,961	12,274
Foreign tax withheld	(739)	(174,006)	(24,643)
Total income	11,417,598	16,863,428	6,223,887
Expenses:
Investment advisory and administration fees	1,157,317	5,942,064	5,726,006
Service fees—Class A	4,211	229,734	105,629
Transfer agency and related services fees—Class A	1,320	35,593	16,099
Transfer agency and related services fees—Class P	216,058	320,214	319,228
Transfer agency and related services fees—Class P2	900	—	—
Custody and fund accounting fees	51,935	183,824	141,210
Trustees' fees	25,216	28,935	28,642
Professional services fees	159,615	163,215	171,124
Printing and shareholder report fees	36,497	60,404	49,340
Federal and state registration fees	58,962	50,447	50,628
Insurance expense	1,365	5,862	5,924
Interest expense	—	109	6,410
Other expenses	88,198	77,074	145,043
Total expenses	1,801,594	7,097,475	6,765,283
Fee waivers and/or expense reimbursements by investment manager and administrator[1]	(365,683)	—	(293,392)
Expenses recouped	—	30,051	—
Net expenses	1,435,911	7,127,526	6,471,891
Net investment income (loss)	9,981,687	9,735,902	(248,004)
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	(3,461,282)	106,161,766	88,833,611
Forward foreign currency contracts	948,409	(60,973)	—
Foreign currency transactions	737,165	(56,692)	7
Net realized gain (loss)	(1,775,708)	106,044,101	88,833,618
Change in net unrealized appreciation (depreciation) on:
Investments	1,575,484	56,112,477	(85,364,440)
Forward foreign currency contracts	(1,481,875)	60,973	—
Translation of other assets and liabilities denominated in foreign currency	(4,259)	6,768	—
Net change in unrealized appreciation (depreciation)	89,350	56,180,218	(85,364,440)
Net realized and unrealized gain (loss)	(1,686,358)	162,224,319	3,469,178
Net increase (decrease) in net assets resulting from operations	$8,295,329	$171,960,221	$3,221,174

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2026

	PACE Small/Medium Co Value Equity Investments	PACE Small/Medium Co Growth Equity Investments	PACE International Equity Investments
Investment income:
Dividends	$4,783,311	$706,688	$24,150,156
Interest	108,609	97,384	202,046
Securities lending	27,596	38,130	136,569
Foreign tax withheld	—	(11,780)	(2,060,712)
Total income	4,919,516	830,422	22,428,059
Expenses:
Investment advisory and administration fees	2,082,809	2,005,780	6,620,565
Service fees—Class A	27,078	35,873	65,392
Transfer agency and related services fees—Class A	7,951	8,067	18,915
Transfer agency and related services fees—Class P	307,281	303,039	319,349
Transfer agency and related services fees—Class P2	—	—	705
Custody and fund accounting fees	50,951	65,088	429,452
Trustees' fees	25,784	25,703	28,702
Professional services fees	154,295	153,573	228,406
Printing and shareholder report fees	38,803	39,543	55,750
Federal and state registration fees	49,036	49,539	64,825
Insurance expense	2,150	1,967	5,187
Interest expense	—	—	13,755
Dividend expense	—	—	2,624,923
Prime services fees	—	—	931,754
Other expenses	92,982	94,644	144,177
Total expenses	2,839,120	2,782,816	11,551,857
Fee waivers and/or expense reimbursements by investment manager and administrator[1]	(105,210)	(46,618)	(596,133)
Net expenses	2,733,910	2,736,198	10,955,724
Net investment income (loss)	2,185,606	(1,905,776)	11,472,335
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	32,150,594	23,992,824	118,719,851[2]
Securities sold short	—	—	(6,526,969)
Foreign currency transactions	—	—	(123,784)
Net realized gain (loss)	32,150,594	23,992,824	112,069,098
Change in net unrealized appreciation (depreciation) on:
Investments	28,162,935	24,383,847	45,416,496[3]
Investments sold short	—	—	(5,119,983)
Translation of other assets and liabilities denominated in foreign currency	—	—	51,638
Net change in unrealized appreciation (depreciation)	28,162,935	24,383,847	40,348,151
Net realized and unrealized gain (loss)	60,313,529	48,376,671	152,417,249
Net increase (decrease) in net assets resulting from operations	$62,499,135	$46,470,895	$163,889,584

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

2  Including foreign capital gain tax expense of $67,626.

3  Net increase (decrease) in deferred foreign capital gain taxes of $68,069.

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of operations (continued)
For the year ended July 31, 2026

	PACE International Emerging Markets Equity Investments	PACE Global Real Estate Securities Investments	PACE Alternative Strategies Investments
Investment income:
Dividends	$13,075,939	$1,814,466	$3,344,686
Interest	269,673	30,128	7,678,695
Securities lending	72,813	7,825	—
Foreign tax withheld	(1,552,086)	(66,194)	(264,892)
Total income	11,866,339	1,786,225	10,758,489
Expenses:
Investment advisory and administration fees	5,309,974	430,115	3,810,195
Service fees—Class A	8,483	314	7,591
Transfer agency and related services fees—Class A	2,945	279	2,232
Transfer agency and related services fees—Class P	276,223	216,584	144,271
Transfer agency and related services fees—Class P2	65,340	—	45,504
Custody and fund accounting fees	681,586	71,536	1,455,011
Trustees' fees	27,347	24,510	25,916
Professional services fees	197,984	155,668	295,263
Printing and shareholder report fees	71,910	38,580	65,204
Federal and state registration fees	64,934	45,758	62,692
Insurance expense	2,993	453	2,500
Interest expense	26,000	—	—
Dividend expense	—	—	1,378,333
Prime services fees	—	—	672,706
Other expenses	66,803	55,456	90,671
Total expenses	6,802,522	1,039,253	8,058,089
Fee waivers and/or expense reimbursements by investment manager and administrator[1]	(1,365,157)	(393,766)	(1,676,873)
Net expenses	5,437,365	645,487	6,381,216
Net investment income (loss)	6,428,974	1,140,738	4,377,273
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	176,345,326[2]	1,775,551	35,944,624
Securities sold short			(28,846,152)
Options and swaptions written	—	—	1,290,873
Futures contracts	—	—	293,508
Swap agreements	—	—	3,354,625
Forward foreign currency contracts	—	—	(191,432)
Foreign currency transactions	(1,290,350)	1,963	(1,119,826)
Net realized gain (loss)	175,054,976	1,777,514	10,726,220
Change in net unrealized appreciation (depreciation) on:
Investments	13,129,152[3]	4,798,509	(10,429,507)
Investments sold short	—	—	11,333,857
Options and swaptions written	—	—	348,145
Futures contracts	—	—	(240,583)
Swap agreements	—	—	(978,063)
Forward foreign currency contracts	—	—	364,908
Translation of other assets and liabilities denominated in foreign currency	(12,405)	2,714	57,553
Net change in unrealized appreciation (depreciation)	13,116,747	4,801,223	456,310
Net realized and unrealized gain (loss)	188,171,723	6,578,737	11,182,530
Net increase (decrease) in net assets resulting from operations	$194,600,697	$7,719,475	$15,559,803

1  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

2  Including foreign capital gain tax expense of $760,925.

3  Net increase (decrease) in deferred foreign capital gain taxes of ($453,308).

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets

	UBS Government Money Market Investments Fund		PACE Mortgage-Backed Securities Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$106,444,375	$129,967,630	$5,793,846	$5,830,270
Net realized gain (loss)	64,812	5,084	4,044,195	2,590,206
Net change in unrealized appreciation (depreciation)	—	—	1,019,565	(3,481,605)
Net increase (decrease) in net assets resulting from operations	106,509,187	129,972,714	10,857,606	4,938,871
Total distributions—Class A	—	—	(629,268)	(760,385)
Total distributions—Class Y	—	—	—	(86,881)
Total distributions—Class P	(106,444,375)	(129,967,630)	(6,975,772)	(7,983,119)
Total distributions	(106,444,375)	(129,967,630)	(7,605,040)	(8,830,385)
From beneficial interest transactions:
Proceeds from shares sold	4,818,760,634	5,296,775,259	16,876,456	28,099,228
Cost of shares redeemed	(5,265,643,998)	(5,213,637,557)	(36,848,248)	(49,047,851)
Shares issued on reinvestment of dividends and distributions	98,070,103	117,941,419	6,870,144	7,931,441
Net increase (decrease) in net assets from beneficial interest transactions	(348,813,261)	201,079,121	(13,101,648)	(13,017,182)
Net increase (decrease) in net assets	(348,748,449)	201,084,205	(9,849,082)	(16,908,696)
Net assets:
Beginning of year	2,938,929,335	2,737,845,130	168,670,779	185,579,475
End of year	$2,590,180,886	$2,938,929,335	$158,821,697	$168,670,779

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Intermediate Fixed Income Investments		PACE Strategic Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$10,329,366	$11,562,498	$20,652,677	$22,620,482
Net realized gain (loss)	1,744,051	(2,112,973)	1,626,423	(3,077,587)
Net change in unrealized appreciation (depreciation)	(6,048,447)	(41,759)	(9,243,078)	959,342
Net increase (decrease) in net assets resulting from operations	6,024,970	9,407,766	13,036,022	20,502,237
Total distributions—Class A	(343,343)	(396,948)	(293,475)	(446,098)
Total distributions—Class Y	—	(2,469)	—	(9,217)
Total distributions—Class P	(10,001,293)	(11,171,610)	(20,751,295)	(22,752,331)
Total distributions	(10,344,636)	(11,571,027)	(21,044,770)	(23,207,646)
From beneficial interest transactions:
Proceeds from shares sold	17,992,537	28,419,539	31,936,566	38,842,518
Cost of shares redeemed	(33,715,420)	(44,985,381)	(69,988,325)	(82,665,842)
Shares issued on reinvestment of dividends and distributions	9,338,279	10,414,359	19,410,462	21,358,193
Net increase (decrease) in net assets from beneficial interest transactions	(6,384,604)	(6,151,483)	(18,641,297)	(22,465,131)
Net increase (decrease) in net assets	(10,704,270)	(8,314,744)	(26,650,045)	(25,170,540)
Net assets:
Beginning of year	197,865,525	206,180,269	418,705,154	443,875,694
End of year	$187,161,255	$197,865,525	$392,055,109	$418,705,154

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Municipal Fixed Income Investments		PACE Global Fixed Income Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$4,276,921	$4,520,110	$5,808,440	$5,958,775
Net realized gain (loss)	(209,125)	(976,456)	932,497	(511,870)
Net change in unrealized appreciation (depreciation)	2,683,138	(2,214,987)	(3,655,887)	430,121
Net increase (decrease) in net assets resulting from operations	6,750,934	1,328,667	3,085,050	5,877,026
Total distributions—Class A	(493,689)	(521,090)	(413,992)	(384,439)
Total distributions—Class Y	—	(24)	—	(8,379)
Total distributions—Class P	(3,774,384)	(3,979,748)	(5,771,671)	(4,746,932)
Return of capital—Class A	—	—	—	(87,767)
Return of capital—Class Y	—	—	—	(1,913)
Return of capital—Class P	—	—	—	(1,083,720)
Total distributions	(4,268,073)	(4,500,862)	(6,185,663)	(6,313,150)
From beneficial interest transactions:
Proceeds from shares sold	14,241,869	17,581,632	10,904,002	16,346,461
Cost of shares redeemed	(29,821,242)	(50,636,565)	(26,928,450)	(37,869,382)
Shares issued on reinvestment of dividends and distributions	3,565,447	3,760,477	5,628,187	5,724,769
Net increase (decrease) in net assets from beneficial interest transactions	(12,013,926)	(29,294,456)	(10,396,261)	(15,798,152)
Net increase (decrease) in net assets	(9,531,065)	(32,466,651)	(13,496,874)	(16,234,276)
Net assets:
Beginning of year	152,208,054	184,674,705	167,614,202	183,848,478
End of year	$142,676,989	$152,208,054	$154,117,328	$167,614,202

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE High Yield Investments		PACE Large Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$9,981,687	$11,210,562	$9,735,902	$11,003,016
Net realized gain (loss)	(1,775,708)	(4,026,732)	106,044,101	90,948,480
Net change in unrealized appreciation (depreciation)	89,350	7,227,609	56,180,218	(15,526,990)
Net increase (decrease) in net assets resulting from operations	8,295,329	14,411,439	171,960,221	86,424,506
Total distributions—Class A	(98,092)	(138,264)	(10,602,729)	(8,062,238)
Total distributions—Class Y	—	(10,940)	—	—
Total distributions—Class P	(9,544,717)	(10,698,830)	(82,504,946)	(62,100,377)
Total distributions—Class P2	(427,511)	(460,435)	—	—
Total distributions	(10,070,320)	(11,308,469)	(93,107,675)	(70,162,615)
From beneficial interest transactions:
Proceeds from shares sold	7,316,590	10,442,765	17,451,057	38,279,046
Cost of shares redeemed	(30,881,348)	(39,110,078)	(136,860,833)	(164,689,387)
Shares issued on reinvestment of dividends and distributions	9,221,557	10,333,220	86,201,693	65,302,677
Net increase (decrease) in net assets from beneficial interest transactions	(14,343,201)	(18,334,093)	(33,208,083)	(61,107,664)
Net increase (decrease) in net assets	(16,118,192)	(15,231,123)	45,644,463	(44,845,773)
Net assets:
Beginning of year	171,918,900	187,150,023	753,536,443	798,382,216
End of year	$155,800,708	$171,918,900	$799,180,906	$753,536,443

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Large Co Growth Equity Investments		PACE Small/Medium Co Value Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$(248,004)	$3,488	$2,185,606	$2,828,489
Net realized gain (loss)	88,833,618	136,317,129	32,150,594	9,260,206
Net change in unrealized appreciation (depreciation)	(85,364,440)	(19,209,966)	28,162,935	(22,203,232)
Net increase (decrease) in net assets resulting from operations	3,221,174	117,110,651	62,499,135	(10,114,537)
Total distributions—Class A	(9,006,714)	(6,035,709)	(352,500)	(2,160,847)
Total distributions—Class P	(120,762,564)	(82,098,203)	(8,322,075)	(42,388,322)
Total distributions	(129,769,278)	(88,133,912)	(8,674,575)	(44,549,169)
From beneficial interest transactions:
Proceeds from shares sold	24,616,463	42,520,283	13,441,878	18,034,000
Cost of shares redeemed	(135,942,247)	(190,229,874)	(50,877,454)	(56,128,330)
Shares issued on reinvestment of dividends and distributions	121,718,444	83,292,735	8,087,426	41,096,065
Net increase (decrease) in net assets from beneficial interest transactions	10,392,660	(64,416,856)	(29,348,150)	3,001,735
Net increase (decrease) in net assets	(116,155,444)	(35,440,117)	24,476,410	(51,661,971)
Net assets:
Beginning of year	768,924,031	804,364,148	251,451,684	303,113,655
End of year	$652,768,587	$768,924,031	$275,928,094	$251,451,684

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Small/Medium Co Growth Equity Investments		PACE International Equity Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$(1,905,776)	$(1,599,430)	$11,472,335	$14,980,551
Net realized gain (loss)	23,992,824	17,074,921	112,069,098	68,383,927
Net change in unrealized appreciation (depreciation)	24,383,847	(9,867,870)	40,348,151	20,947,677
Net increase (decrease) in net assets resulting from operations	46,470,895	5,607,621	163,889,584	104,312,155
Total distributions—Class A	(1,020,488)	(589,242)	(2,942,625)	(2,494,669)
Total distributions—Class P	(14,103,797)	(7,601,230)	(81,754,924)	(75,905,054)
Total distributions—Class P2	—	—	(1,914,892)	(1,515,048)
Total distributions	(15,124,285)	(8,190,472)	(86,612,441)	(79,914,771)
From beneficial interest transactions:
Proceeds from shares sold	13,264,042	14,176,754	17,398,883	39,638,085
Cost of shares redeemed	(43,984,470)	(46,325,395)	(143,521,152)	(151,372,315)
Shares issued on reinvestment of dividends and distributions	14,147,535	7,682,435	79,976,306	74,260,948
Net increase (decrease) in net assets from beneficial interest transactions	(16,572,893)	(24,466,206)	(46,145,963)	(37,473,282)
Net increase (decrease) in net assets	14,773,717	(27,049,057)	31,131,180	(13,075,898)
Net assets:
Beginning of year	243,382,183	270,431,240	716,523,449	729,599,347
End of year	$258,155,900	$243,382,183	$747,654,629	$716,523,449

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE International Emerging Markets Equity Investments		PACE Global Real Estate Securities Investments
	For the years ended July 31,		For the years ended July 31,
	2026	2025	2026	2025
From operations:
Net investment income (loss)	$6,428,974	$6,553,393	$1,140,738	$1,149,079
Net realized gain (loss)	175,054,976	17,375,091	1,777,514	(569,968)
Net change in unrealized appreciation (depreciation)	13,116,747	50,366,198	4,801,223	(2,604,300)
Net increase (decrease) in net assets resulting from operations	194,600,697	74,294,682	7,719,475	(2,025,189)
Total distributions—Class A	(143,939)	(26,436)	(2,976)	(2,355)
Total distributions—Class P	(12,286,228)	(2,706,267)	(1,497,123)	(1,117,110)
Total distributions—Class P2	(10,361,021)	(992,647)	—	—
Total distributions	(22,791,188)	(3,725,350)	(1,500,099)	(1,119,465)
From beneficial interest transactions:
Proceeds from shares sold	43,926,029	113,730,225	4,065,043	4,614,081
Cost of shares redeemed	(121,238,030)	(111,515,761)	(9,097,149)	(11,705,969)
Shares issued on reinvestment of dividends and distributions	17,233,857	2,958,859	1,391,812	1,030,379
Net increase (decrease) in net assets from beneficial interest transactions	(60,078,144)	5,173,323	(3,640,294)	(6,061,509)
Net increase (decrease) in net assets	111,731,365	75,742,655	2,579,082	(9,206,163)
Net assets:
Beginning of year	460,170,773	384,428,118	53,004,486	62,210,649
End of year	$571,902,138	$460,170,773	$55,583,568	$53,004,486

See accompanying notes to financial statements

PACE Select Advisors Trust

Statement of changes in net assets (continued)

	PACE Alternative Strategies Investments
	For the years ended July 31,
	2026	2025
From operations:
Net investment income (loss)	$4,377,273	$5,431,652
Net realized gain (loss)	10,726,220	15,278,036
Net change in unrealized appreciation (depreciation)	456,310	(1,645,842)
Net increase (decrease) in net assets resulting from operations	15,559,803	19,063,846
Total distributions—Class A	(295,647)	(248,065)
Total distributions—Class P	(25,457,877)	(20,914,130)
Total distributions—Class P2	(1,626,947)	(3,791,774)
Total distributions	(27,380,471)	(24,953,969)
From beneficial interest transactions:
Proceeds from shares sold	16,465,735	19,987,598
Cost of shares redeemed	(47,880,953)	(102,206,551)
Shares issued on reinvestment of dividends and distributions	25,640,862	23,399,295
Net increase (decrease) in net assets from beneficial interest transactions	(5,774,356)	(58,819,658)
Net increase (decrease) in net assets	(17,595,024)	(64,709,781)
Net assets:
Beginning of year	277,843,211	342,552,992
End of year	$260,248,187	$277,843,211

See accompanying notes to financial statements

UBS Government Money Market Investments Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.037	0.045	0.053	0.036	0.000[1]
Net realized and unrealized gain (loss)	0.001	0.000[1]	—	(0.000)[1]	(0.000)[1]
Net increase (decrease) from operations	0.038	0.045	0.053	0.036	0.000[1]
Dividends from net investment income	(0.038)	(0.045)	(0.053)	(0.036)	(0.000)[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	3.80%	4.57%	5.39%	3.84%	0.12%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.29%	0.29%	0.28%	0.31%	0.64%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.16%	0.16%	0.15%	0.21%	0.26%
Net investment income (loss)	3.74%	4.47%	5.26%	4.32%	0.16%
Supplemental data:
Net assets, end of year (000's)	$2,590,181	$2,938,929	$2,737,845	$2,500,352	$420,920

1  Amount represents less than $0.0005 or $(0.0005) per share.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if these fees were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

See accompanying notes to financial statements

PACE Mortgage-Backed Securities Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.17	$10.40	$10.40	$11.47	$12.83
Net investment income (loss)[1]	0.34	0.31	0.29	0.26	0.14
Net realized and unrealized gain (loss)	0.30	(0.05)	0.20	(0.84)	(1.20)
Net increase (decrease) from operations	0.64	0.26	0.49	(0.58)	(1.06)
Dividends from net investment income	(0.45)	(0.49)	(0.49)	(0.49)	(0.30)
Net asset value, end of year	$10.36	$10.17	$10.40	$10.40	$11.47
Total investment return[2]	6.37%	2.58%	4.89%	(5.04)%	(8.25)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	1.97%	2.19%	2.30%	1.13%	1.19%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.72%	1.97%	2.08%	0.97%	0.97%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.97%	0.97%	0.97%	0.97%	0.97%
Net investment income (loss)	3.21%	3.06%	2.82%	2.44%	1.15%
Supplemental data:
Net assets, end of year (000's)	$13,788	$15,265	$17,255	$18,968	$23,265
Portfolio turnover	13%*	945%	977%	919%	817%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.18	$10.40	$10.40	$11.48	$12.84
Net investment income (loss)[1]	0.36	0.34	0.31	0.29	0.17
Net realized and unrealized gain (loss)	0.30	(0.05)	0.21	(0.85)	(1.20)
Net increase (decrease) from operations	0.66	0.29	0.52	(0.56)	(1.03)
Dividends from net investment income	(0.48)	(0.51)	(0.52)	(0.52)	(0.33)
Net asset value, end of year	$10.36	$10.18	$10.40	$10.40	$11.48
Total investment return[2]	6.53%	2.93%	5.15%	(4.80)%	(8.09)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including interest expense	1.75%	1.99%	2.11%	0.94%	1.00%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, including interest expense	1.47%	1.72%	1.83%	0.72%	0.72%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding interest expense	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	3.46%	3.31%	3.07%	2.69%	1.41%
Supplemental data:
Net assets, end of year (000's)	$145,034	$153,406	$161,965	$176,784	$230,495
Portfolio turnover	13%*	945%	977%	919%	817%

*  Excludes TBA transactions.

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Intermediate Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.49	$10.60	$10.43	$11.16	$12.78
Net investment income (loss)[1]	0.53	0.58	0.59	0.46	0.13
Net realized and unrealized gain (loss)	(0.24)	(0.11)	0.17	(0.72)	(1.40)
Net increase (decrease) from operations	0.29	0.47	0.76	(0.26)	(1.27)
Dividends from net investment income	(0.53)	(0.58)	(0.59)	(0.47)	(0.16)
Distributions from net realized gain	—	—	—	—	(0.19)
Total dividends and distributions	(0.53)	(0.58)	(0.59)	(0.47)	(0.35)
Net asset value, end of year	$10.25	$10.49	$10.60	$10.43	$11.16
Total investment return[2]	2.69%	4.58%	7.61%	(2.28)%	(10.08)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.12%	1.11%	1.11%	1.09%	1.14%
Expenses after fee waivers and/or expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.91%
Net investment income (loss)	5.04%	5.48%	5.69%	4.36%	1.09%
Supplemental data:
Net assets, end of year (000's)	$6,166	$7,021	$7,522	$8,043	$9,475
Portfolio turnover	47%	34%	35%	214%	124%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.49	$10.61	$10.43	$11.16	$12.79
Net investment income (loss)[1]	0.56	0.60	0.62	0.49	0.16
Net realized and unrealized gain (loss)	(0.24)	(0.11)	0.18	(0.72)	(1.41)
Net increase (decrease) from operations	0.32	0.49	0.80	(0.23)	(1.25)
Dividends from net investment income	(0.56)	(0.61)	(0.62)	(0.50)	(0.19)
Distributions from net realized gains	—	—	—	—	(0.19)
Total dividends and distributions	(0.56)	(0.61)	(0.62)	(0.50)	(0.35)
Net asset value, end of year	$10.25	$10.49	$10.61	$10.43	$11.16
Total investment return[2]	3.05%	4.84%	7.88%	(2.04)%	(9.92)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.87%	0.88%	0.88%	0.87%	0.92%
Expenses after fee waivers and/or expense reimbursements	0.61%	0.61%	0.61%	0.61%	0.66%
Net investment income (loss)	5.29%	5.73%	5.94%	4.60%	1.35%
Supplemental data:
Net assets, end of year (000's)	$180,996	$190,845	$198,496	$206,899	$255,082
Portfolio turnover	47%	34%	35%	214%	124%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE Strategic Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.77	$11.85	$11.64	$12.31	$14.33
Net investment income (loss)[1]	0.56	0.59	0.59	0.49	0.28
Net realized and unrealized gain (loss)	(0.22)	(0.06)	0.23	(0.66)	(1.81)
Net increase (decrease) from operations	0.34	0.53	0.82	(0.17)	(1.53)
Dividends from net investment income	(0.58)	(0.61)	(0.57)	(0.47)	(0.32)
Distributions from net realized gain	—	—	—	—	(0.17)
Return of capital	—	—	(0.04)	(0.03)	—
Total dividends and distributions	(0.58)	(0.61)	(0.61)	(0.50)	0.49
Net asset value, end of year	$11.53	$11.77	$11.85	$11.64	$12.31
Total investment return[2]	2.85%	4.61%	7.34%	(1.30)%	(10.95)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%	1.15%	1.18%	1.12%	1.03%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.03%	1.04%	1.09%	1.05%	0.90%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss)	4.76%	5.03%	5.10%	4.15%	2.06%
Supplemental data:
Net assets, end of year (000's)	$5,780	$6,614	$9,445	$9,612	$12,073
Portfolio turnover	134%*	219%	190%	376%	65%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.76	$11.84	$11.63	$12.30	$14.32
Net investment income (loss)[1]	0.59	0.62	0.62	0.52	0.31
Net realized and unrealized gain (loss)	(0.22)	(0.06)	0.23	(0.66)	(1.81)
Net increase (decrease) from operations	0.37	0.56	0.85	(0.14)	(1.50)
Dividends from net investment income	(0.61)	(0.64)	(0.60)	(0.50)	(0.35)
Distributions from net realized gains	—	—	—	—	(0.17)
Return of capital	—	—	(0.04)	(0.03)	—
Total dividends and distributions	(0.61)	(0.64)	(0.64)	(0.53)	(0.52)
Net asset value, end of year	$11.52	$11.76	$11.84	$11.63	$12.30
Total investment return[2]	3.11%	4.88%	7.52%	(0.97)%	(10.74)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	0.98%	0.91%	0.95%	0.89%	0.81%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.78%	0.79%	0.84%	0.80%	0.65%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	5.01%	5.28%	5.35%	4.44%	2.32%
Supplemental data:
Net assets, end of year (000's)	$386,275	$412,091	$433,768	$454,270	$562,834
Portfolio turnover	134%*	219%	190%	376%	65%

*  Excludes TBA transactions.

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE Municipal Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.96	$12.19	$12.08	$12.28	$13.45
Net investment income (loss)[1]	0.32	0.30	0.28	0.26	0.24
Net realized and unrealized gain (loss)	0.18	(0.23)	0.10	(0.20)	(1.12)
Net increase (decrease) from operations	0.50	0.07	0.38	0.06	(0.88)
Dividends from net investment income	(0.32)	(0.30)	(0.27)	(0.26)	(0.24)
Distributions from net realized gain	—	—	—	—	(0.05)
Total dividends and distributions	(0.32)	(0.30)	(0.27)	(0.26)	(0.29)
Net asset value, end of year	$12.14	$11.96	$12.19	$12.08	$12.28
Total investment return[2]	4.18%	0.55%	3.23%	0.48%	(6.68)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.02%	0.99%	0.96%	0.90%	0.92%
Expenses after fee waivers and/or expense reimbursements	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income (loss)	2.60%	2.45%	2.29%	2.14%	1.90%
Supplemental data:
Net assets, end of year (000's)	$17,779	$19,378	$23,013	$26,381	$30,590
Portfolio turnover	18%	11%	23%	11%	14%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$11.97	$12.20	$12.09	$12.29	$13.46
Net investment income (loss)[1]	0.35	0.33	0.31	0.29	0.28
Net realized and unrealized gain (loss)	0.18	(0.24)	0.10	(0.20)	(1.13)
Net increase (decrease) from operations	0.53	0.09	0.41	0.09	(0.85)
Dividends from net investment income	(0.35)	(0.32)	(0.30)	(0.29)	(0.27)
Distributions from net realized gains	—	—	—	—	(0.05)
Total dividends and distributions	(0.35)	(0.32)	(0.30)	(0.29)	(0.32)
Net asset value, end of year	$12.15	$11.97	$12.20	$12.09	$12.29
Total investment return[2]	4.44%	0.81%	3.49%	0.74%	(6.43)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.75%	0.73%	0.70%	0.64%	0.67%
Expenses after fee waivers and/or expense reimbursements	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	2.85%	2.70%	2.54%	2.39%	2.15%
Supplemental data:
Net assets, end of year (000's)	$124,898	$132,830	$161,658	$185,715	$241,502
Portfolio turnover	18%	11%	23%	11%	14%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

PACE Global Fixed Income Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.01	$8.02	$8.07	$8.59	$10.48
Net investment income (loss)[1]	0.27	0.26	0.25	0.19	0.06
Net realized and unrealized gain (loss)	(0.14)	—	(0.04)	(0.50)	(1.50)
Net increase (decrease) from operations	0.13	0.26	0.21	(0.31)	(1.44)
Dividends from net investment income	(0.29)	(0.22)	(0.10)	—	(0.18)
Distributions from net realized gain	—	—	—	—	(0.12)
Return of capital	—	(0.05)	(0.16)	(0.21)	(0.15)
Total dividends, distributions and return of capital	(0.29)	(0.27)	(0.26)	(0.21)	(0.45)
Net asset value, end of year	$7.85	$8.01	$8.02	$8.07	$8.59
Total investment return[2]	1.56%	3.30%	2.77%	(3.57)%	(14.31)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.46%	1.30%	1.30%	1.23%	1.33%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income (loss)	3.39%	3.23%	3.22%	2.37%	0.67%
Supplemental data:
Net assets, end of year (000's)	$10,518	$12,395	$15,117	$16,861	$20,077
Portfolio turnover	140%*	136%	137%	189%	188%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$7.96	$7.99	$8.04	$8.57	$10.46
Net investment income (loss)[1]	0.29	0.27	0.27	0.21	0.08
Net realized and unrealized gain (loss)	(0.14)	(0.01)	(0.04)	(0.51)	(1.50)
Net increase (decrease) from operations	0.15	0.26	0.23	(0.30)	(1.42)
Dividends from net investment income	(0.31)	(0.24)	(0.11)	—	(0.20)
Return of capital	—	(0.05)	(0.17)	(0.23)	(0.16)
Total dividends, distributions and return of capital	(0.31)	(0.29)	(0.28)	(0.23)	(0.47)
Net asset value, end of year	$7.80	$7.96	$7.99	$8.04	$8.57
Total investment return[2]	1.82%	3.31%	3.04%	(3.45)%	(14.04)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.22%	1.09%	1.10%	1.04%	1.13%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income (loss)	3.58%	3.42%	3.41%	2.55%	0.86%
Supplemental data:
Net assets, end of year (000's)	$143,600	$155,219	$167,619	$182,970	$229,783
Portfolio turnover	140%*	136%	137%	189%	188%

*  Excludes TBA transactions.

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See accompanying notes to financial statements

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PACE High Yield Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.85	$8.69	$8.36	$8.39	$10.01
Net investment income (loss)[1]	0.52	0.53	0.52	0.48	0.46
Net realized and unrealized gain (loss)	(0.10)	0.17	0.33	(0.02)	(1.56)
Net increase (decrease) from operations	0.42	0.70	0.85	0.46	(1.10)
Dividends from net investment income	(0.52)	(0.54)	(0.45)	(0.34)	(0.52)
Return of capital	—	—	(0.07)	(0.15)	—
Total dividends, distributions and return of capital	(0.52)	(0.54)	(0.52)	(0.49)	(0.52)
Net asset value, end of year	$8.75	$8.85	$8.69	$8.36	$8.39
Total investment return[2]	4.96%	8.15%	10.52%	5.77%	(11.39)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.28%	1.26%	1.26%	1.20%[3]	1.26%
Expenses after fee waivers and/or expense reimbursements/recoupments	1.06%	1.06%	1.06%	1.06%[3]	1.06%
Net investment income (loss)	5.86%	6.10%	6.12%	5.85%	4.90%
Supplemental data:
Net assets, end of year (000's)	$1,529	$1,966	$2,804	$3,241	$3,347
Portfolio turnover	55%*	62%	44%	33%	51%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$8.81	$8.66	$8.34	$8.38	$10.01
Net investment income (loss)[1]	0.53	0.55	0.53	0.49	0.47
Net realized and unrealized gain (loss)	(0.10)	0.16	0.33	(0.02)	(1.55)
Net increase (decrease) from operations	0.43	0.71	0.86	0.47	(1.08)
Dividends from net investment income	(0.54)	(0.56)	(0.47)	(0.35)	(0.55)
Return of capital	—	—	(0.07)	(0.16)	—
Total dividends, distributions and return of capital	(0.54)	(0.56)	(0.54)	(0.51)	(0.55)
Net asset value, end of year	$8.70	$8.81	$8.66	$8.34	$8.38
Total investment return[2]	5.13%	8.34%	10.70%	5.89%	(11.27)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.09%	1.08%	1.11%	1.06%[3]	1.11%
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%	0.88%	0.88%	0.91%[3]	0.91%
Net investment income (loss)	6.03%	6.29%	6.30%	6.01%	5.06%
Supplemental data:
Net assets, end of year (000's)	$147,004	$162,291	$174,429	$184,550	$220,172
Portfolio turnover	55%*	62%	44%	33%	51%

*  Excludes TBA transactions.

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

PACE High Yield Investments

Financial highlights (continued)

Class P2

	Years ended July 31,				Period ended
	2026	2025	2024	2023	July 31, 2022[5]
Net asset value, beginning of year	$9.06	$8.84	$8.45	$8.43	$10.06
Net investment income (loss)[1]	0.58	0.59	0.57	0.53	0.42
Net realized and unrealized gain (loss)	(0.10)	0.16	0.33	(0.02)	(1.60)
Net increase (decrease) from operations	0.48	0.75	0.90	0.51	(1.18)
Dividends from net investment income	(0.51)	(0.53)	(0.45)	(0.34)	(0.45)
Return of capital	—	—	(0.06)	(0.15)	—
Total dividends and distributions	(0.51)	(0.53)	(0.51)	(0.49)	(0.45)
Net asset value, end of year	$9.03	$9.06	$8.84	$8.45	$8.43
Total investment return[2]	5.55%	8.62%	11.05%	6.28%	(11.96)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.97%	0.95%	0.96%	0.89%[3]	0.95%[4]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.59%	0.57%	0.58%	0.50%[3]	0.44%[4]
Net investment income (loss)	6.32%	6.59%	6.60%	6.38%	5.45%[4]
Supplemental data:
Net assets, end of year (000's)	$7,267	$7,662	$9,248	$8,788	$20,233
Portfolio turnover	55%*	62%	44%	33%	51%

4  Annualized.

5  For the period from September 16, 2021 (commencement of operations) through July 31, 2022.

See accompanying notes to financial statements

PACE Large Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$22.22	$21.79	$20.04	$20.72	$25.34
Net investment income (loss)[1]	0.24	0.26	0.30	0.27	0.24
Net realized and unrealized gain (loss)	4.80	2.15	2.44	2.08	(0.57)
Net increase (decrease) from operations	5.04	2.41	2.74	2.35	(0.33)
Dividends from net investment income	(0.26)	(0.33)	(0.35)	(0.27)	(0.17)
Distributions from net realized gain	(2.56)	(1.65)	(0.64)	(2.76)	(4.12)
Total dividends and distributions	(2.82)	(1.98)	(0.99)	(3.03)	(4.29)
Net asset value, end of year	$24.44	$22.22	$21.79	$20.04	$20.72
Total investment return[2]	24.49%	11.66%	14.33%	13.25%	(1.88)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.13%[3]	1.14%[3]	1.13%[3]	1.10%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.13%[3,4]	1.13%[3,4]	1.14%[3]	1.13%[3]	1.10%[3,4]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.13%	1.13%	1.14%	1.13%	1.10%[4]
Net investment income (loss)	1.04%	1.22%	1.51%	1.38%	1.03%
Supplemental data:
Net assets, end of year (000's)	$97,100	$87,755	$92,833	$91,624	$93,283
Portfolio turnover	57%	55%	43%	42%	42%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$22.09	$21.68	$19.95	$20.64	$25.27
Net investment income (loss)[1]	0.29	0.31	0.35	0.31	0.29
Net realized and unrealized gain (loss)	4.77	2.13	2.41	2.08	(0.57)
Net increase (decrease) from operations	5.06	2.44	2.76	2.39	(0.28)
Dividends from net investment income	(0.32)	(0.38)	(0.39)	(0.32)	(0.23)
Distributions from net realized gain	(2.56)	(1.65)	(0.64)	(2.76)	(4.12)
Total dividends and distributions	(2.88)	(2.03)	(1.03)	(3.08)	(4.35)
Net asset value, end of year	$24.27	$22.09	$21.68	$19.95	$20.64
Total investment return[2]	24.76%	11.91%	14.57%	13.56%	(1.66)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.89%[3]	0.89%[3]	0.90%[3]	0.89%[3]	0.86%[3]
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	0.89%[3,4]	0.89%[3]	0.89%[3]	0.89%[3]	0.87%[3,4]
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.89%	0.89%	0.89%	0.89%	0.87%[4]
Net investment income (loss)	1.28%	1.46%	1.76%	1.61%	1.27%
Supplemental data:
Net assets, end of year (000's)	$702,081	$665,781	$687,752	$732,118	$850,709
Portfolio turnover	57%	55%	43%	42%	42%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Large Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.29	$15.97	$13.24	$19.50	$28.94
Net investment income (loss)[1]	(0.04)	(0.04)	(0.07)	(0.02)	(0.08)
Net realized and unrealized gain (loss)	0.10	2.52	3.13	0.89	(3.35)
Net increase (decrease) from operations	0.06	2.48	3.06	0.87	(3.43)
Distributions from net realized gain	(3.39)	(2.16)	(0.33)	(7.13)	(6.01)
Net asset value, end of year	$12.96	$16.29	$15.97	$13.24	$19.50
Total investment return[2]	(0.23)%	15.74%	23.56%	14.26%	(15.45)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.16%[3]	1.14%[3]	1.15%[3]	1.15%[3]	1.13%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]
Net investment income (loss)	(0.27)%	(0.23)%	(0.50)%	(0.18)%	(0.35)%
Supplemental data:
Net assets, end of year (000's)	$36,411	$45,702	$47,595	$43,495	$47,702
Portfolio turnover	83%	69%	48%	67%	78%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$19.19	$18.43	$15.19	$21.21	$30.89
Net investment income (loss)[1]	(0.00)[4]	0.00[4]	(0.04)	0.01	(0.03)
Net realized and unrealized gain (loss)	0.10	2.92	3.61	1.13	(3.64)
Net increase (decrease) from operations	0.10	2.92	3.57	1.14	(3.67)
Dividends from net investment income	(0.00)[4]	—	—	(0.03)	—
Distributions from net realized gain	(3.39)	(2.16)	(0.33)	(7.13)	(6.01)
Total dividends and distributions	(3.39)	(2.16)	(0.33)	(7.16)	(6.01)
Net asset value, end of year	$15.90	$19.19	$18.43	$15.19	$21.21
Total investment return[2]	0.05%	16.04%	23.90%	14.49%	(15.22)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	0.92%[3]	0.91%[3]	0.91%[3]	0.91%[3]	0.89%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]	0.88%[3]
Net investment income (loss)	(0.02)%	0.02%	(0.25)%	0.07%	(0.10)%
Supplemental data:
Net assets, end of year (000's)	$616,358	$723,222	$734,608	$746,123	$867,605
Portfolio turnover	83%	69%	48%	67%	78%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  Amount represents less than $0.005 per share.

See accompanying notes to financial statements

PACE Small/Medium Co Value Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.94	$19.58	$17.59	$21.11	$26.33
Net investment income (loss)[1]	0.11	0.14	0.09	0.08	0.06
Net realized and unrealized gain (loss)	4.05	(0.66)	1.99	0.20	(1.41)
Net increase (decrease) from operations	4.16	(0.52)	2.08	0.28	(1.35)
Dividends from net investment income	(0.05)	(0.13)	(0.09)	(0.11)	(0.05)
Distributions from net realized gain	(0.53)	(2.99)	(0.00)[2]	(3.69)	(3.82)
Total dividends and distributions	(0.58)	(3.12)	(0.09)	(3.80)	(3.87)
Net asset value, end of year	$19.52	$15.94	$19.58	$17.59	$21.11
Total investment return[3]	26.69%	(3.71)%	11.89%	2.90%	(5.92)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupment	1.28%	1.28%[4]	1.29%	1.25%[4]	1.20%[4]
Expenses after fee waivers and/or expense reimbursements/recoupment	1.28%	1.28%[4]	1.29%	1.25%[4]	1.20%[4]
Net investment income (loss)	0.61%	0.82%	0.49%	0.45%	0.24%
Supplemental data:
Net assets, end of year (000's)	$11,431	$11,011	$14,269	$15,198	$17,436
Portfolio turnover	46%	42%	119%	36%	37%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$16.87	$20.55	$18.45	$21.94	$27.22
Net investment income (loss)[1]	0.16	0.19	0.14	0.12	0.10
Net realized and unrealized gain (loss)	4.29	(0.69)	2.09	0.22	(1.47)
Net increase (decrease) from operations	4.45	(0.50)	2.23	0.34	(1.37)
Dividends from net investment income	(0.09)	(0.19)	(0.13)	(0.14)	(0.09)
Distributions from net realized gain	(0.53)	(2.99)	(0.00)[2]	(3.69)	(3.82)
Total dividends and distributions	(0.62)	(3.18)	(0.13)	(3.83)	(3.91)
Net asset value, end of year	$20.70	$16.87	$20.55	$18.45	$21.94
Total investment return[3]	27.08%	(3.49)%	12.16%	3.12%	(5.78)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.08%	1.09%[4]	1.11%	1.07%[4]	1.01%[4]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.04%	1.04%[4]	1.04%	1.04%[4]	1.04%[4,5]
Net investment income (loss)	0.85%	1.06%	0.75%	0.66%	0.41%
Supplemental data:
Net assets, end of year (000's)	$264,497	$240,441	$288,762	$304,200	$381,341
Portfolio turnover	46%	42%	119%	36%	37%
1  Calculated using the average shares method.

2  Amount represents less than $0.005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Includes interest expense representing less than 0.005%.

5  The investment manager recouped expenses previously reimbursed by the investment manager on behalf of the Portfolio, not to exceed the expense cap.

See accompanying notes to financial statements

PACE Small/Medium Co Growth Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$12.21	$12.42	$11.89	$10.77	$21.72
Net investment income (loss)[1]	(0.12)	(0.10)	(0.09)	(0.07)	(0.09)
Net realized and unrealized gain (loss)	2.47	0.35	0.62	1.19	(3.38)
Net increase (decrease) from operations	2.35	0.25	0.53	1.12	(3.47)
Distributions from net realized gain	(0.93)	(0.46)	—	—	(7.48)
Net asset value, end of year	$13.63	$12.21	$12.42	$11.89	$10.77
Total investment return[2]	20.15%	1.67%	4.46%	10.40%	(22.59)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursement/recoupments	1.28%	1.28%	1.28%[3]	1.26%[3]	1.20%[3]
Expenses after fee waivers and/or expense reimbursement/recoupments	1.28%	1.28%	1.28%[3]	1.26%[3]	1.20%[3]
Net investment income (loss)	(0.95)%	(0.80)%	(0.82)%	(0.65)%	(0.60)%
Supplemental data:
Net assets, end of year (000's)	$14,357	$14,421	$17,003	$19,984	$21,148
Portfolio turnover	104%	76%	87%	94%	78%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$14.46	$14.60	$13.95	$12.61	$24.07
Net investment income (loss)[1]	(0.11)	(0.09)	(0.08)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	2.93	0.41	0.73	1.40	(3.90)
Net increase (decrease) from operations	2.82	0.32	0.65	1.34	(3.98)
Distributions from net realized gain	(0.93)	(0.46)	—	—	(7.48)
Net asset value, end of year	$16.35	$14.46	$14.60	$13.95	$12.61
Total investment return[2]	20.27%	1.90%	4.66%	10.63%	(22.47)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments	1.10%	1.11%	1.13%[3]	1.13%[3]	1.04%[3]
Expenses after fee waivers and/or expense reimbursements/recoupments	1.08%	1.08%	1.08%[3]	1.08%[3]	1.04%[3]
Net investment income (loss)	(0.75)%	(0.61)%	(0.63)%	(0.47)%	(0.45)%
Supplemental data:
Net assets, end of year (000's)	$243,799	$228,961	$253,428	$275,171	$315,222
Portfolio turnover	104%	76%	87%	94%	78%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

PACE International Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$19.35	$18.86	$17.41	$15.50	$19.03
Net investment income (loss)[1]	0.26	0.35	0.29	0.28	0.32
Net realized and unrealized gain (loss)	4.18	2.26	1.83	2.07	(2.46)
Net increase (decrease) from operations	4.44	2.61	2.12	2.35	(2.14)
Dividends from net investment income	(0.61)	(0.33)	(0.59)	(0.13)	(0.37)
Distributions from net realized gain	(1.80)	(1.79)	(0.08)	(0.31)	(1.02)
Total dividends and distributions	(2.41)	(2.12)	(0.67)	(0.44)	(1.39)
Net asset value, end of year	$21.38	$19.35	$18.86	$17.41	$15.50
Total investment return[2]	24.36%	15.71%	12.67%	15.68%	(12.06)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.83%	2.01%	1.82%	1.87%	1.77%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.73%	1.91%	1.70%	1.75%	1.69%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.30%	1.89%	1.67%	1.78%	1.80%
Supplemental data:
Net assets, end of year (000's)	$27,223	$24,405	$23,282	$22,999	$22,049
Portfolio turnover	52%	44%	37%	40%	36%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$19.15	$18.69	$17.26	$15.38	$18.90
Net investment income (loss)[1]	0.31	0.39	0.33	0.31	0.36
Net realized and unrealized gain (loss)	4.13	2.24	1.82	2.05	(2.44)
Net increase (decrease) from operations	4.44	2.63	2.15	2.36	(2.08)
Dividends from net investment income	(0.66)	(0.38)	(0.64)	(0.17)	(0.42)
Distributions from net realized gain	(1.80)	(1.79)	(0.08)	(0.31)	(1.02)
Total dividends and distributions	(2.46)	(2.17)	(0.72)	(0.48)	(1.44)
Net asset value, end of year	$21.13	$19.15	$18.69	$17.26	$15.38
Total investment return[2]	24.67%	16.02%	12.95%	15.93%	(11.84)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.55%	1.73%	1.53%	1.59%	1.49%
Expenses after fee waivers and/or expense reimbursements/ recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	1.48%	1.66%	1.45%	1.50%	1.44%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.54%	2.13%	1.92%	2.02%	2.07%
Supplemental data:
Net assets, end of year (000's)	$701,953	$674,924	$680,809	$719,730	$781,868
Portfolio turnover	52%	44%	37%	40%	36%

1  Calculated using the average shares method.

PACE International Equity Investments

Financial highlights (continued)

Class P2

	Years ended July 31,			Period ended
	2026	2025	2024	July 31, 2023[3]
Net asset value, beginning of year	$19.52	$18.85	$17.27	$15.67
Net investment income (loss)[1]	0.44	0.51	0.42	0.12
Net realized and unrealized gain (loss)	4.23	2.28	1.84	1.48
Net increase (decrease) from operations	4.67	2.79	2.26	1.60
Dividends from net investment income	(0.60)	(0.33)	(0.60)	—
Distributions from net realized gain	(1.80)	(1.79)	(0.08)	—
Total dividends and distributions	(2.40)	(2.12)	(0.68)	—
Net asset value, end of year	$21.79	$19.52	$18.85	$17.27
Total investment return[2]	25.39%	16.69%	13.58%	10.21%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	1.51%	1.68%	1.47%	1.46%[4]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	0.90%	1.07%	0.85%	0.85%[4]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	0.42%	0.42%	0.41%	0.43%[4]
Net investment income (loss)	2.12%	2.79%	2.45%	2.12%[4]
Supplemental data:
Net assets, end of year (000's)	$18,479	$17,194	$14,903	$19,398
Portfolio turnover	52%	44%	37%	40%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  For the period from March 28, 2023 (commencement of operations) through July 31, 2023.

4  Annualized.

See accompanying notes to financial statements

PACE International Emerging Markets Equity Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.16	$12.95	$13.06	$12.01	$16.87
Net investment income (loss)[1]	0.14	0.16	0.14	0.18	0.22
Net realized and unrealized gain (loss)	6.32	2.17	(0.10)	1.13	(3.42)
Net increase (decrease) from operations	6.46	2.33	0.04	1.31	(3.20)
Dividends from net investment income	(0.30)	(0.12)	(0.15)	(0.26)	(0.23)
Distributions from net realized gain	(0.49)	—	—	—	(1.43)
Total dividends and distributions	(0.79)	(0.12)	(0.15)	(0.26)	(1.66)
Net asset value, end of year	$20.83	$15.16	$12.95	$13.06	$12.01
Total investment return[2]	44.05%	18.15%	0.35%	11.14%	(20.49)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.55%[3]	1.61%[3]	1.68%[3]	1.68%	1.75%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.45%[3]	1.45%[3]	1.45%[3]	1.46%	1.45%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.79%	1.16%	1.10%	1.54%	1.53%
Supplemental data:
Net assets, end of year (000's)	$3,811	$2,886	$2,984	$3,462	$3,456
Portfolio turnover	89%	70%	66%	81%	57%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$15.23	$13.00	$13.12	$12.07	$16.95
Net investment income (loss)[1]	0.19	0.20	0.17	0.21	0.26
Net realized and unrealized gain (loss)	6.34	2.19	(0.11)	1.13	(3.43)
Net increase (decrease) from operations	6.53	2.39	0.06	1.34	(3.17)
Dividends from net investment income	(0.34)	(0.16)	(0.18)	(0.29)	(0.28)
Distributions from net realized gain	(0.49)	—	—	—	(1.43)
Total dividends and distributions	(0.83)	(0.16)	(0.18)	(0.29)	(1.71)
Net asset value, end of year	$20.93	$15.23	$13.00	$13.12	$12.07
Total investment return[2]	44.40%	18.55%	0.54%	11.43%	(20.28)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.32%[3]	1.39%[3]	1.46%[3]	1.46%	1.54%[3]
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.20%[3]	1.20%[3]	1.20%[3]	1.21%	1.20%[3]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	1.02%	1.44%	1.36%	1.77%	1.81%
Supplemental data:
Net assets, end of year (000's)	$281,995	$240,244	$230,611	$262,098	$288,057
Portfolio turnover	89%	70%	66%	81%	57%

1  Calculated using the average shares method.

PACE International Emerging Markets Equity Investments

Financial highlights (continued)

Class P2

	Years ended July 31,			Period ended
	2026	2025	2024	July 31, 2023[4]
Net asset value, beginning of year	$15.46	$13.08	$13.14	$11.61
Net investment income (loss)[1]	0.26	0.25	0.22	0.15
Net realized and unrealized gain (loss)	6.48	2.21	(0.12)	1.38
Net increase (decrease) from operations	6.74	2.46	0.10	1.53
Dividends from net investment income	(0.24)	(0.08)	(0.16)	—
Distributions from net realized gain	(0.49)	—	—	—
Total dividends and distributions	(0.73)	(0.08)	(0.16)	—
Net asset value, end of year	$21.47	$15.46	$13.08	$13.14
Total investment return[2]	44.99%	18.83%	0.89%	13.18%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%	1.29%[3]	1.34%[3]	1.31%[5]
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.83%	0.89%[3]	0.93%[3]	0.92%[5]
Expenses after fee waivers and/or expense reimbursements, excluding interest expense	0.82%	0.89%	0.93%	0.91%[5]
Net investment income (loss)	1.41%	1.83%	1.72%	3.14%[5]
Supplemental data:
Net assets, end of year (000's)	$286,097	$217,041	$147,133	$111,478
Portfolio turnover	89%	70%	66%	81%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

4  For the period from March 17, 2023 (commencement of operations) through July 31, 2023

5  Annualized.

See accompanying notes to financial statements

PACE Global Real Estate Securities Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.53	$6.90	$6.59	$7.26	$8.42
Net investment income (loss)[1]	0.13	0.12	0.09	0.08	0.06
Net realized and unrealized gain (loss)	0.83	(0.38)	0.30	(0.71)	(0.98)
Net increase (decrease) from operations	0.96	(0.26)	0.39	(0.63)	(0.92)
Dividends from net investment income	(0.16)	(0.11)	(0.08)	(0.04)	(0.22)
Return of capital	—	—	—	—	(0.02)
Total dividends and distributions	(0.16)	(0.11)	(0.08)	(0.04)	(0.24)
Net asset value, end of year	$7.33	$6.53	$6.90	$6.59	$7.26
Total investment return[2]	15.09%	(3.84)%	5.96%	(8.63)%	(11.29)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	2.00%	1.89%	1.97%[3]	1.71%[3]	1.58%[3]
Expenses after fee waivers and/or expense reimbursements	1.45%	1.45%	1.45%[3]	1.45%[3]	1.45%[3]
Net investment income (loss)	1.88%	1.72%	1.39%	1.29%	0.72%
Supplemental data:
Net assets, end of year (000's)	$142	$120	$151	$208	$321
Portfolio turnover	110%	29%	46%	18%	76%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$6.23	$6.59	$6.30	$6.96	$8.08
Net investment income (loss)[1]	0.14	0.13	0.10	0.10	0.07
Net realized and unrealized gain (loss)	0.79	(0.37)	0.29	(0.69)	(0.93)
Net increase (decrease) from operations	0.93	(0.24)	0.39	(0.59)	(0.86)
Dividends from net investment income	(0.18)	(0.12)	(0.10)	(0.07)	(0.24)
Return of capital	—	—	—	—	(0.02)
Total dividends and distributions	(0.18)	(0.12)	(0.10)	(0.07)	(0.26)
Net asset value, end of year	$6.98	$6.23	$6.59	$6.30	$6.96
Total investment return[2]	15.33%	(3.61)%	6.24%	(8.44)%	(11.04)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.93%	1.85%	1.92%[3]	1.74%[3]	1.56%[3]
Expenses after fee waivers and/or expense reimbursements	1.20%	1.20%	1.20%[3]	1.20%[3]	1.20%[3]
Net investment income (loss)	2.12%	2.00%	1.68%	1.68%	0.97%
Supplemental data:
Net assets, end of year (000's)	$55,441	$52,884	$62,060	$67,451	$90,302
Portfolio turnover	110%	29%	46%	18%	76%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements

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PACE Alternative Strategies Investments

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.92	$11.09	$10.54	$10.48	$11.30
Net investment income (loss)[1]	0.15	0.16	0.21	0.18	(0.14)
Net realized and unrealized gain (loss)	0.42	0.50	0.72	0.13	0.01
Net increase (decrease) from operations	0.57	0.66	0.93	0.31	(0.13)
Dividends from net investment income	(0.52)	(0.48)	(0.38)	—	—
Distributions from net realized gain	(0.59)	(0.35)	—	(0.25)	(0.69)
Total dividends and distributions	(1.11)	(0.83)	(0.38)	(0.25)	(0.69)
Net asset value, end of year	$10.38	$10.92	$11.09	$10.54	$10.48
Total investment return[2]	5.59%	6.05%	9.19%	3.01%	(1.17)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	3.21%	3.29%	2.75%	2.95%	2.92%
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.58%	2.55%	2.44%	2.62%	2.65%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.83%	1.83%	1.83%	1.83%	1.88%
Net investment income (loss)	1.38%	1.45%	1.95%	1.69%	(1.27)%
Supplemental data:
Net assets, end of year (000's)	$2,868	$3,357	$3,379	$3,798	$4,727
Portfolio turnover	391%	497%	368%	423%	406%

Class P

	Years ended July 31,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$10.92	$11.10	$10.55	$10.47	$11.26
Net investment income (loss)[1]	0.17	0.19	0.24	0.21	(0.11)
Net realized and unrealized gain (loss)	0.44	0.49	0.72	0.12	0.01
Net increase (decrease) from operations	0.61	0.68	0.96	0.33	(0.10)
Dividends from net investment income	(0.54)	(0.51)	(0.41)	—	—
Distributions from net realized gain	(0.59)	(0.35)	—	(0.25)	(0.69)
Total dividends and distributions	(1.13)	(0.86)	(0.41)	(0.25)	(0.69)
Net asset value, end of year	$10.40	$10.92	$11.10	$10.55	$10.47
Total investment return[2]	5.87%	6.42%	9.37%	3.21%	(0.90)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.95%	3.02%	2.48%	2.69%	2.67%
Expenses after fee waivers and/or expense reimbursements/recoupments, including dividend expense, interest expense and other borrowing costs for investments sold short	2.33%	2.30%	2.19%	2.37%	2.40%
Expenses after fee waivers and/or expense reimbursements/recoupments, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.58%	1.58%	1.58%	1.58%	1.63%
Net investment income (loss)	1.62%	1.70%	2.19%	1.96%	(1.01)%
Supplemental data:
Net assets, end of year (000's)	$238,724	$257,350	$281,029	$314,136	$391,351
Portfolio turnover	391%	497%	368%	423%	406%

1  Calculated using the average shares method.

PACE Alternative Strategies Investments

Financial highlights (continued)

Class P2

	Years ended July 31,			Period ended
	2026	2025	2024	July 31, 2023[3]
Net asset value, beginning of period	$11.04	$11.12	$10.48	$10.56
Net investment income (loss)[1]	0.16	0.22	0.28	0.18
Net realized and unrealized gain (loss)	0.44	0.47	0.72	(0.01)
Net increase (decrease) from operations	0.60	0.69	1.00	0.17
Dividends from net investment income	(0.44)	(0.42)	(0.36)	—
Distributions from net realized gain	(0.59)	(0.35)	—	(0.25)
Total dividends and distributions	(1.03)	(0.77)	(0.36)	(0.25)
Net asset value, end of period	$10.61	$11.04	$11.12	$10.48
Total investment return[2]	5.82%	6.34%	9.85%	1.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	3.12%	2.85%	2.53%	1.96%[4]
Expenses after fee waivers and/or expense reimbursements, including dividend expense, interest expense and other borrowing costs for investments sold short	2.46%	2.14%	1.73%	1.27%[4]
Expenses after fee waivers and/or expense reimbursements, excluding dividend expense, interest expense and other borrowing costs for investments sold short	1.70%	1.41%	1.12%	0.86%[4]
Net investment income (loss)	1.46%	1.98%	2.62%	2.26%[4]
Supplemental data:
Net assets, end of year (000's)	$18,656	$17,136	$57,846	$53,575
Portfolio turnover	391%	497%	368%	423%

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges, redemption fees or program fees; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3  For the period from November 14, 2022 (commencement of operations) through July 31, 2023

4  Annualized.

See accompanying notes to financial statements

PACE Select Advisors Trust

Notes to financial statements

Organization and significant accounting policies

PACE Select Advisors Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has fifteen series available for investment, each having its own investment objectives and policies: UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (each a "Portfolio" and collectively, the "Portfolios"). Each of the Portfolios is classified as a diversified investment company for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM") serves as the investment manager and administrator for the Portfolios and also as the investment advisor for UBS Government Money Market Investments Fund and a portion of PACE Alternative Strategies Investments' assets. Subject to the approval and oversight of the Portfolios' Board of Trustees (the "Board"), UBS AM selects and oversees other investment subadvisors, who provide advisory services for the Portfolios. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Portfolios. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Each Portfolio currently offers Class A, Class P, and Class P2 shares, with the exception of UBS Government Money Market Investments Fund, which currently offers Class P shares only. Each class represents interests in the same assets of the applicable Portfolio and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, certain transfer agency and related services expenses and class specific fee/expense waiver arrangements. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan. The Portfolios' Class P shares currently are available for purchase only to participants in the PACESM Select Advisors Program and certain other advisory programs offered through select sponsors, except that UBS Government Money Market Investments Fund shares are also available to participants in the PACESM Multi Advisor Program. Class P2 shares are only available for purchase by a limited group of investors, including on behalf of certain investors of a fee-based program or other advisory programs in which UBS AM exercises investment discretion and for which such investors pay UBS AM a fee, or pay an affiliate of UBS AM a fee, and UBS AM receives compensation, to participate in such programs; on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such investors pay an advisory fee; and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Prior to August 30, 2024, the Portfolios offered Class Y shares. At the recommendation of UBS AM, the Board of Trustees of the Trust approved the closure of Class Y of each Portfolio and the automatic conversion of Class Y shares of each Portfolio into Class P shares of the same Portfolio (the "Conversion").

PACE Select Advisors Trust

Notes to financial statements

Effective on August 30, 2024 (the "Closure Date"), the Portfolios ceased offering Class Y shares. New or additional investments into Class Y shares, including investments through an automatic investment plan, were not permitted after the Closure Date.

On November 15, 2024 (the "Conversion Date"), all outstanding Class Y shares of each Portfolio were automatically converted into Class P shares of the same Portfolio.

The Trust accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

In the normal course of business, the Portfolios may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS Government Money Market Investments Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Portfolio has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Portfolio has adopted a policy to operate as a "government money market fund" and as such the Portfolio is permitted to seek to maintain a stable price per share. In addition, by operating as a "government money market fund", the Portfolio is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Portfolio's Board may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Portfolios' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The Portfolios are investment companies and apply the guidance in FASB ASC Topic 946—Financial Services—Investment Companies.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Portfolio, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return

PACE Select Advisors Trust

Notes to financial statements

of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Portfolios in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Portfolios' to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

At July 31, 2026, PACE High Yield Investments and PACE International Emerging Markets Equity Investments had exposure to Russian or Ukrainian securities. Such exposure was limited to less than 1% of each such Portfolio's assets as of such date. The escalating conflict between Ukraine and the Russian Federation, especially after Russia invaded Ukraine in March 2022, has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no

PACE Select Advisors Trust

Notes to financial statements

longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Portfolio generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. A Portfolio calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Portfolios do not price their shares, on most national holidays and Good Friday. To the extent that a Portfolio's assets are traded in other markets on days when the NYSE is not open, the value of a Portfolio's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, a Portfolio's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Portfolio calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Under Rule 2a-7 under the 1940 Act, as amended ("Rule 2a-7"), UBS Government Money Market Investments Fund has adopted a policy to operate as a "government money market fund". Under Rule 2a-7, a "government money market fund" invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a "government money market fund", UBS Government Money Market Investments Fund values its investments at amortized cost unless the Portfolio's Board determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

Each Portfolio (other than UBS Government Money Market Investments Fund) calculates its net asset value based on the current market value, where available, for its portfolio investments. The Portfolios normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Board. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Portfolios invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Portfolio's net asset value. However, if any of the Portfolios determine that such developments are so significant that they will materially affect the value of the Portfolio's investments, the Portfolio may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

PACE Select Advisors Trust

Notes to financial statements

Certain Portfolios may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Portfolios' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

OTC swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board. Centrally cleared swaps are valued using prices from the clearing houses.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Portfolios' portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Portfolio's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various

PACE Select Advisors Trust

Notes to financial statements

factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Portfolio's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Portfolio's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Portfolio's Portfolio of investments.

Investments

Asset-backed securities—Certain Portfolios may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Loan assignments and participations—Certain Portfolio's may invest in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") which may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. A Portfolio may invest in multiple series or tranches of a Loan, which may have varying terms and carry different associated risks. Participations typically result in a Portfolio having a contractual relationship only with the Lender, not with the borrower. A Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Portfolio generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and a Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the Portfolio may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A Portfolio will acquire Participations only if its subadvisor determines that the selling Lender is creditworthy. When a Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the Portfolio is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the Portfolio. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

PACE Select Advisors Trust

Notes to financial statements

Mortgage-backed securities—Certain Portfolios may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—Certain Portfolios may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Portfolio estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Portfolio updates its accounting and/or tax books and records.

PACE Select Advisors Trust

Notes to financial statements

Repurchase agreements—The Portfolios may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolios maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Portfolios and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. Certain Portfolios obtain securities on terms that allow it to resell or repledge the securities to others.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a Portfolio upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Portfolio's investment strategies and limitations, may require the Portfolios to promptly dispose of such collateral if the seller or guarantor, becomes insolvent. If the seller (or seller's guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Portfolio intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risks.

Each Portfolio may participate in joint repurchase agreement transactions with other Portfolios managed, advised or sub-advised by UBS AM. Under certain circumstances, the Portfolios may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Portfolios at the end of the day in order to avoid having the Portfolios potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Portfolio's portfolio footnotes.

Reverse repurchase agreements—Certain Portfolios may enter into reverse repurchase agreements with qualified third party banks, securities dealers or their affiliates. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Portfolio enters into a reverse repurchase agreement, the Portfolio establishes and maintains a segregated account with the Portfolio's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

During the period ended July 31, 2026, only PACE Mortgage-Backed Securities Fixed Income Investments utilized reverse repurchase agreement transactions.

PACE Select Advisors Trust

Notes to financial statements

The table below represents the remaining contractual maturity as of July 31, 2026, of the reverse repurchase agreement transactions accounted for as secured borrowings.

PACE Mortgage-Backed Securities Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Reverse repurchase agreements	$—	$56,406,597	$—	$—	$56,406,597

When-issued, delayed-delivery, forward, and to be announced ("TBA") commitment transactions—The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of assets and liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at July 31, 2026, if any, are identified within the Schedule of investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

Short sales "against the box"—Each Portfolio (other than UBS Government Money Market Investments Fund and PACE Municipal Fixed Income Investments) may engage in short sale transactions of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). A Portfolio might make a short sale "against the box" to hedge against market risks when its subadvisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for a security owned by the Portfolio.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. Any loss in the Portfolio's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. When a Portfolio sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the Portfolio maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expense, in connection with opening, maintaining and closing short sales "against the box". These dividends and interest are booked as an expense or liability to the Portfolio.

Treasury Inflation Protected Securities—The Portfolios may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Treasury roll transactions—Certain Portfolios may enter into treasury roll transactions. In a treasury roll transaction, a Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and date. The Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. For US GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase and sale. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Portfolio and the counterparty over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio's net investment income and dividends to shareholders may be adversely impacted.

Treasury roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. During the period ended July 31, 2026, PACE Strategic Fixed Income Investments utilized treasury roll transactions.

PACE Strategic Fixed Income Investments

Type of securities being bought back	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
US government obligations	$16,825,989	$—	$—	$—	$16,825,989

Uncovered short sales—PACE Mortgage-Backed Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies

PACE Select Advisors Trust

Notes to financial statements

Investments may engage in short sale transactions in which the Portfolio sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Portfolio must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security, and the Portfolio will realize a gain if the security declines in price between those same dates. Each Portfolio segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. Each Portfolio incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Portfolio.

Because a Portfolio's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Portfolio's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Portfolio's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Portfolio. In addition, PACE Large Co Value Equity Investments and PACE International Equity Investments may invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each Portfolio's return and loss potential. PACE Large Co Value Equity Investments and PACE International Equity Investments may also engage in short sale transactions that are effected through their custodian and may deliver cash received in connection with its securities lending activity to the custodian as collateral to secure the short sale transactions.

For the period ended July 31, 2026, PACE Large Co Value Equity Investments and PACE Global Real Estate Securities Investments did not engage in any short sale transactions.

Unfunded loan commitments—A Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statement of assets and liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Portfolio's NAV as if the Portfolio had created a degree of leverage in the Portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

Under the terms of the contract, the Portfolio has the option to assign (sell) all or portion of the unfunded loan commitment. Upon the completion of such assignment, the Portfolio is released from its rights and obligations pertaining to the portion of the unfunded loan commitment assigned. When the Portfolio sells a portion of an unfunded loan commitment, the portion sold is removed from the Portfolio of investments and the unsettled amount is reflected as unfunded loan commitments sold on the Statement of assets and liabilities until settlement date. Once settled, the portion of the unfunded loan commitment assigned is relieved from the Portfolio's unfunded loan commitments liability.

Unfunded loan commitments, if any, are disclosed within the Portfolio of investments and Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

Derivative instruments

Purchased options—Certain Portfolios may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Portfolios pay a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—Certain Portfolios may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included on the Portfolio's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Portfolio has written, is exercised, the Portfolio recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Portfolio has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Portfolio purchases upon exercise of the option.

In writing an option, a Portfolio bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Portfolio could result in the Portfolio selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Portfolio trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Portfolio will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Portfolio will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event. At July 31, 2026, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Strategic Fixed Income Investments and PACE Alternative Strategies Investments had maximum payout amounts of approximately $3,483,593,359, $39,238,361 and $1,484,109 respectively, relating to written put option contracts.

PACE Select Advisors Trust

Notes to financial statements

Futures contracts—Certain Portfolios may purchase or sell futures contracts to increase or reduce their exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, a Portfolio is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by a Portfolio, depending on the daily fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts that are held through swap contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Portfolio will not achieve the anticipated benefits of the futures contractor may realize a loss.

Futures contracts, if any, are shown as fund holdings within the Portfolio of investments. Variation margin, if applicable, is shown in receivable or payable for variation margin on futures contracts within the Statement of assets and liabilities.

Swap agreements—Certain Portfolios may engage in swap agreements, including, but not limited to, interest rate, credit default, total return. A Portfolio expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the Portfolio's duration, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Portfolios accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as change in unrealized appreciation or depreciation on swap agreements.

Certain Portfolios may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Portfolio would make periodic payments to the counterparty, and the Portfolio would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Portfolio will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Portfolios typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Portfolio would receive periodic payments from the counterparty, and the Portfolios would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Portfolios will gain the periodic stream of payments it received over the term of

PACE Select Advisors Trust

Notes to financial statements

the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Portfolio typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Portfolios had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Portfolio is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Portfolio for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

PACE Select Advisors Trust

Notes to financial statements

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a "fixed rate" or strike price payment for the "floating rate" or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the realized price variance of the underlying asset is less than the strike price. As a payer of the realized price variance the Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Portfolio's exposure to the credit risk of its original counterparty. The Portfolio will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Forward foreign currency contracts—Certain Portfolios may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Portfolios. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Portfolios on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar.

PACE Select Advisors Trust

Notes to financial statements

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Under US GAAP, investment companies do not qualify for hedge accounting. Accordingly, even though a Portfolio's investments in derivatives may represent economic hedges, they are considered to be "non-hedge transactions" for purposes of disclosure under US GAAP.

The volume of derivatives as disclosed in each Portfolio's Portfolio of investments is representative of the volume of derivatives outstanding during the period ended July 31, 2026.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Portfolios may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Portfolio's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of July 31, 2026 is reflected in the Statement of assets and liabilities.

At July 31, 2026, the Portfolios had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$1,647,660	$—	$—	$—	$1,647,660
Futures contracts	12,170	—	—	—	12,170
Swap agreements	5,123,446	—	—	—	5,123,446
Total value	$6,783,276	$—	$—	$—	$6,783,276
PACE Intermediate Fixed Income Investments
Futures contracts	$14,279	$—	$—	$—	$14,279
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$7,985	$—	$—	$—	$7,985
Futures contracts	223,563	—	—	—	223,563
Swap agreements	1,009,294	—	676,102	—	1,685,396
Forward foreign currency contracts	—	182,475	—	—	182,475
Total value	$1,240,842	$182,475	$676,102	$—	$2,099,419

PACE Select Advisors Trust

Notes to financial statements

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Global Fixed Income Investments
Futures contracts	$299,942	$—	$—	$—	$299,942
Forward foreign currency contracts	—	438,817	—	—	438,817
Total value	$299,942	$438,817	$—	$—	$738,759
PACE High Yield Investments
Forward foreign currency contracts	$—	$3,837	$—	$—	$3,837
PACE Alternative Strategies Investments
Options and swaptions purchased	$18,484	$445,759	$—	$710,883	$1,175,126
Futures contracts	20,862	—	—	72,939	93,801
Swap agreements	649,869	—	110,819	194,377	955,065
Forward foreign currency contracts	—	957,685	—	—	957,685
Total value	$689,215	$1,403,444	$110,819	$978,199	$3,181,677

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions written	$(283,137)	$—	$—	$—	$(283,137)
Futures contracts	(285,703)	—	—	—	(285,703)
Swap agreements	(2,141,151)	—	—	—	(2,141,151)
Total	$(2,709,991)	$—	$—	$—	$(2,709,991)
PACE Intermediate Fixed Income Investments
Futures contracts	$(1,042,035)	$—	$—	$—	$(1,042,035)
PACE Strategic Fixed Income Investments
Options and swaptions written	$(14,749)	$—	$—	$—	$(14,749)
Futures contracts	(1,815,416)	—	—	—	(1,815,416)
Swap agreements	(267,298)	—	(547)	(26,614)	(294,459)
Forward foreign currency contracts	—	(289,341)	—	—	(289,341)
Total	$(2,097,463)	$(289,341)	$(547)	$(26,614)	$(2,413,965)
PACE Global Fixed Income Investments
Futures contracts	$(604,329)	$—	$—	$—	$(604,329)
Forward foreign currency contracts	—	(315,695)	—	—	(315,695)
Total	$(604,329)	$(315,695)	$—	$—	$(920,024)

PACE Select Advisors Trust

Notes to financial statements

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE High Yield Investments
Forward foreign currency contracts	$—	$(296,320)	$—	$—	$(296,320)
PACE Alternative Strategies Investments
Options and swaptions written	$—	$—	$—	$(581,048)	$(581,048)
Futures contracts	(175,297)	—	—	(250,287)	(425,584)
Swap agreements	(797,264)	—	(24,634)	(478,410)	(1,300,308)
Forward foreign currency contracts	—	(700,255)	—	—	(700,255)
Total value	$(972,561)	$(700,255)	$(24,634)	$(1,309,745)	$(3,007,195)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

During the period ended July 31, 2026, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$(652,169)	$—	$—	$—	$(652,169)
Options and swaptions written	485,643	—	—	—	485,643
Futures contracts	(199,878)	—	—	—	(199,878)
Swap agreements	567,637	—	—	—	567,637
Total net realized gains (loss)	$201,233	$—	$—	$—	$201,233
PACE Intermediate Fixed Income Investments
Futures contracts	$397,622	$—	$—	$—	$397,622
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$(31,802)	$(4,496)	$—	$—	$(36,298)
Options and swaptions written	126,024	4,650	—	—	130,674
Futures contracts	(411,266)	—	—	—	(411,266)
Swap agreements	157,676	—	131,537	(84,375)	204,838
Forward foreign currency contracts	—	456,540	—	—	456,540
Total net realized gains (loss)	$(159,368)	$456,694	$131,537	$(84,375)	$344,488
PACE Global Fixed Income Investments
Futures contracts	$(467,105)	$—	$—	$—	$(467,105)
Forward foreign currency contracts	—	(435,317)	—	—	(435,317)
Total net realized gains (loss)	$(467,105)	$(435,317)	$—	$—	$(902,422)

PACE Select Advisors Trust

Notes to financial statements

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total Value
PACE High Yield Investments
Forward foreign currency contracts	$—	$948,409	$—	$—	$948,409
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$(60,973)	$—	$—	$(60,973)
PACE Alternative Strategies Investments
Options and swaptions purchased	$(904,644)	$(328,245)	$—	$(2,807,819)	$(4,040,708)
Options and swaptions written	631,453	78,165	—	581,255	1,290,873
Futures contracts	539,671	224,700	—	(470,863)	293,508
Swap agreements	(541,395)	—	72,697	3,823,323	3,354,625
Forward foreign currency contracts	—	(191,432)	—	—	(191,432)
Total net realized gains (loss)	$(274,915)	$(216,812)	$72,697	$1,125,896	$706,866

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended July 31, 2026, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Mortgage-Backed Securities Fixed Income Investments
Options and swaptions purchased	$403,080	$—	$—	$—	$403,080
Options and swaptions written	(126,400)	—	—	—	(126,400)
Futures contracts	(475,055)	—	—	—	(475,055)
Swap agreements	908,016	—	—	—	908,016
Net change in appreciation (depreciation)	$709,641	$—	$—	$—	$709,641
PACE Intermediate Fixed Income Investments
Futures contracts	$(2,508,619)	$—	$—	$—	$(2,508,619)
PACE Strategic Fixed Income Investments
Options and swaptions purchased	$14,053	$—	$—	$—	$14,053
Options and swaptions written	(17,390)	—	—	—	(17,390)
Futures contracts	(3,221,479)	—	—	—	(3,221,479)
Swap agreements	352,616	—	(1,464)	(37,466)	313,686
Forward foreign currency contracts	—	(179,734)	—	—	(179,734)
Net change in appreciation (depreciation)	$(2,872,200)	$(179,734)	$(1,464)	$(37,466)	$(3,090,864)

PACE Select Advisors Trust

Notes to financial statements

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
PACE Global Fixed Income Investments
Futures contracts	$(246,334)	$—	$—	$—	$(246,334)
Forward foreign currency contracts	—	392,950	—	—	392,950
Net change in appreciation (depreciation)	$(246,334)	$392,950	$—	$—	$146,616
PACE High Yield Investments
Forward foreign currency contracts	$—	$(1,481,875)	$—	$—	$(1,481,875)
PACE Large Co Value Equity Investments
Forward foreign currency contracts	$—	$60,973	$—	$—	$60,973
PACE Alternative Strategies Investments
Options and swaptions purchased	$(377,073)	$823,553	$—	$(202,990)	$243,490
Options and Swaptions written	408,613	(93,729)	—	33,261	348,145
Futures contracts	(190,725)	—	—	(49,858)	(240,583)
Swap agreements	(106,640)	—	33,868	(905,291)	(978,063)
Forward foreign currency contracts	—	364,908	—	—	364,908
Net change in appreciation (depreciation)	$(265,825)	$1,094,732	$33,868	$(1,124,878)	$(262,103)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$6,783,276	$(2,709,991)
Derivatives not subject to a MNA or similar agreements	(5,135,616)	2,426,854
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,647,660	$(283,137)

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BNP	$7,290	$—	$—	$7,290
BOA	822,174	(19,540)	—	802,634
CITI	15,205	(3,554)	—	11,651
DB	469,821	—	—	469,821
GS	50,830	(50,830)	—	—
JPMCB	130,656	(118,834)	—	11,822
MSCI	151,684	(7,171)	—	144,513
Total	$1,647,660	$(199,929)	$—	$1,447,731
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BOA	$(19,540)	$19,540	$—	$—
CITI	(3,554)	3,554	—	—
GS	(134,038)	50,830	—	(83,208)
JPMCB	(118,834)	118,834	—	—
MSCI	(7,171)	7,171	—	—
Total	$(283,137)	$199,929	$—	$(83,208)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Intermediate Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$14,279	$(1,042,035)
Derivatives not subject to a MNA or similar agreements	(14,279)	1,042,035
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Strategic Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$2,099,419	$(2,413,965)
Derivatives not subject to a MNA or similar agreements	(1,636,011)	2,083,261
Total gross amount of assets and liabilities subject to MNA or similar agreements	$463,408	$(330,704)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$6,534	$(6,534)	$—	$—
BNP	122,027	(70,603)	—	51,424
BOA	43,594	(34,701)	—	8,893
CITI	124,196	(62,939)	—	61,257
DB	4,919	(4,919)	—	—
GS	13,293	(13,293)	—	—
GSI	6,416	(6,416)	—	—
HSBC	16,268	(16,268)	—	—
JPMCB	107,243	(16,436)	—	90,807
MSCI	18,918	(4,075)	—	14,843
Total	$463,408	$(236,184)	$—	$227,224
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(22,486)	$6,534	$—	$(15,952)
BNP	(70,603)	70,603	—	—
BOA	(34,701)	34,701	—	—
CITI	(62,939)	62,939	—	—
DB	(7,663)	4,919	—	(2,744)
GS	(21,685)	13,293	—	(8,392)
GSI	(26,954)	6,416	—	(20,538)
HSBC	(63,162)	16,268	—	(46,894)
JPMCB	(16,436)	16,436	—	—
MSCI	(4,075)	4,075	—	—
Total	$(330,704)	$236,184	$—	$(94,520)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Global Fixed Income Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$738,759	$(920,024)
Derivatives not subject to a MNA or similar agreements	(299,942)	604,329
Total gross amount of assets and liabilities subject to MNA or similar agreements	$438,817	$(315,695)

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$19,347	$(2,077)	$—	$17,270
BNP	43,405	(43,405)	—	—
CITI	91,636	(23,134)	—	68,502
GSI	44,431	(28,802)	—	15,629
HSBC	44,481	(21,782)	—	22,699
MSCI	193,079	(3,539)	—	189,540
SCB	2,438	(2,184)	—	254
Total	$438,817	$(124,923)	$—	$313,894
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(2,077)	$2,077	$—	$—
BNP	(234,177)	43,405	—	(190,772)
CITI	(23,134)	23,134	—	—
GSI	(28,802)	28,802	—	—
HSBC	(21,782)	21,782	—	—
MSCI	(3,539)	3,539	—	—
SCB	(2,184)	2,184	—	—
Total	$(315,695)	$124,923	$—	$(190,772)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE High Yield Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$3,837	$(296,320)
Derivatives not subject to a MNA or similar agreements	(3,837)	296,320
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

At July 31, 2026, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

PACE Alternative Strategies Investments

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities[1]	$3,181,677	$(3,007,195)
Derivatives not subject to MNA or similar agreements	(907,346)	1,281,564
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,274,331	$(1,725,631)

The following tables present the Portfolio's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Portfolio as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of Assets
BB	$28,727	$(2,038)	$—	$26,689
BNP	25,747	(16,392)	—	9,355
BOA	18,901	(13,158)	—	5,743
CITI	17,636	(195)	(17,441)	—
DB	48,520	(33,019)	—	15,501
GS	122,867	(17,895)	(104,972)	—
HSBC	12,648	(12,648)	—	—
JPMCB	1,593,751	(1,140,487)	(453,264)	—
MSCI	369,674	(369,674)	—	—
SCB	20,218	(10,282)	—	9,936
SG	15,642	(8,013)	—	7,629
Total	$2,274,331	$(1,623,801)	$(575,677)	$74,853

PACE Select Advisors Trust

Notes to financial statements

Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(2,038)	$2,038	$—	$—
BNP	(16,392)	16,392	—	—
BOA	(13,158)	13,158	—	—
CITI	(195)	195	—	—
DB	(33,019)	33,019	—	—
GS	(17,895)	17,895	—	—
HSBC	(40,351)	12,648	—	(27,703)
JPMCB	(1,140,487)	1,140,487	—	—
MSCI	(440,356)	369,674	70,682	—
SCB	(10,282)	10,282	—	—
SG	(8,013)	8,013	—	—
SSB	(3,445)	—	—	(3,445)
Total	$(1,725,631)	$1,623,801	$70,682	$(31,148)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, at value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value while forward foreign currency contracts and OTC swap agreements are shown within unrealized appreciation/depreciation of forward foreign currency contracts and unrealized appreciation/depreciation on OTC swap agreements. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment management and administration fees and other transactions with affiliates

The Trust has entered into an investment management and administration contract ("Management Contract") with UBS AM. In accordance with the Management Contract, each Portfolio paid UBS AM investment management and administration fees, which were accrued daily and paid monthly, in accordance with the following schedule as of July 31, 2026:

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
UBS Government Money Market Investments Fund	0.250%
PACE Mortgage-Backed Securities Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion
PACE Intermediate Fixed Income Investments	0.550% up to $250 million 0.500% above $250 million up to $500 million 0.475% above $500 million up to $750 million 0.450% above $750 million up to $1 billion 0.425% above $1 billion

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Annual rate as a percentage of each Portfolio's average daily net assets
PACE Strategic Fixed Income Investments	0.550% up to $250 million
0.500% above $250 million up to $500 million
0.475% above $500 million up to $750 million
0.450% above $750 million up to $1 billion
0.425% above $1 billion up to $1.25 billion
0.400% above $1.25 billion
PACE Municipal Fixed Income Investments	0.500% up to $250 million 0.450% above $250 million up to $500 million 0.425% above $500 million up to $750 million 0.400% above $750 million up to $1 billion 0.375% above $1 billion
PACE Global Fixed Income Investments	0.600% up to $500 million 0.575% above $500 million up to $1 billion 0.550% above $1 billion
PACE High Yield Investments	0.700% up to $500 million 0.650% above $500 million on up to $1 billion 0.625% above $1 billion up to $1.5 billion 0.600% above $1.5 billion up to $2 billion 0.575% above $2 billion
PACE Large Co Value Equity Investments	0.800% up to $250 million 0.770% above $250 million up to $500 million 0.730% above $500 million up to $1 billion 0.700% above $1 billion
PACE Large Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million up to $1 billion 0.750% above $1 billion up to $1.5 billion 0.725% above $1.5 billion up to $2 billion 0.700% above $2 billion
PACE Small/Medium Co Value Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE Small/Medium Co Growth Equity Investments	0.800% up to $500 million 0.775% above $500 million
PACE International Equity Investments	0.900% up to $500 million 0.875% above $500 million up to $1 billion 0.850% above $1 billion up to $1.5 billion 0.825% above $1.5 billion up to $2 billion 0.800% above $2 billion
PACE International Emerging Markets Equity Investments	1.000% up to $500 million 0.975% above $500 million up to $1 billion 0.950% above $1 billion up to $1.5 billion 0.925% above $1.5 billion up to $2 billion 0.900% above $2 billion
PACE Global Real Estate Securities Investments	0.800% up to $500 million 0.750% above $500 million up to $1 billion 0.725% above $1 billion up to $1.5 billion 0.700% above $1.5 billion up to $2 billion 0.675% above $2 billion
PACE Alternative Strategies Investments	1.400% up to $500 million 1.350% above $500 million up to $1 billion 1.300% above $1 billion up to $1.5 billion 1.275% above $1.5 billion up to $2 billion 1.250% above $2 billion

PACE Select Advisors Trust

Notes to financial statements

Under separate Subadvisory UBS Government Money Market Investments Fund, UBS AM (not the Portfolios) pays the following investment subadvisors a fee from the investment management and administration fees which UBS AM receives, which is accrued daily and paid monthly:

Portfolio	Investment subadvisor
PACE Mortgage-Backed Securities Fixed Income Investments	Pacific Investment Management Company LLC
PACE Intermediate Fixed Income Investments	Brown Brothers Harriman Credit Partners, LLC
PACE Strategic Fixed Income Investments	Brown Brothers Harriman Credit Partners, LLC Neuberger Berman Investment Advisers LLC Pacific Investment Management Company LLC
PACE Municipal Fixed Income Investments	Insight North America LLC
PACE Global Fixed Income Investments	J.P. Morgan Investment Management Inc.
PACE High Yield Investments	Nomura Corporate Research and Asset Management, Inc.
PACE Large Co Value Equity Investments	Artisan Partners, LP Hotchkis & Wiley Capital Management, LLC Wellington Management Company LLP
PACE Large Co Growth Equity Investments	GQG Partners LLC J.P. Morgan Investment Management Inc.
PACE Small/Medium Co Value Equity Investments	ARGA Investment Management, LP Victory Capital Management Inc. Kayne Anderson Rudnick, LLC
PACE Small/Medium Co Growth Equity Investments	Calamos Advisors LLC Jacobs Levy Equity Management, Inc Riverbridge Partners, LLC
PACE International Equity Investments	Los Angeles Capital Management and Equity Research, Inc. Mondrian Investment Partners Ltd. Robert W. Baird & Co. Incorporated
PACE International Emerging Markets Equity Investments	ARGA Investment Management, LP RWC Asset Advisors (US) LLC William Blair & Company LLC
PACE Global Real Estate Securities Investments	Cohen & Steers Capital Management, Inc.
PACE Alternative Strategies Investments[1]	Aviva Investors Canada Inc. Lazard Asset Management LLC Fulcrum Asset Management LLP Kettle Hill Capital Management, LLC Electron Capital Partners, LLC

1  UBS Asset Management (Americas) LLC has the authority to allocate a portion of the Portfolio's assets to unaffiliated actively- and passively managed pooled investment vehicles and index futures.

At July 31, 2026, certain Portfolios owe, or are (owed by) UBS AM for investment management and administration fees, net of fee waivers/expense reimbursements and/or recoupments as follows:

Portfolio	Amounts due to (owed by) UBS AM
UBS Government Money Market Investments Fund	$265,801
PACE Mortgage-Backed Securities Fixed Income Investments	40,404
PACE Intermediate Fixed Income Investments	52,393
PACE Strategic Fixed Income Investments	3,951

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Amounts due to (owed by) UBS AM
PACE Municipal Fixed Income Investments	$39,392
PACE Global Fixed Income Investments	(42,037)
PACE High Yield Investments	67,383
PACE Large Co Value Equity Investments	518,498
PACE Large Co Growth Equity Investments	413,984
PACE Small/Medium Co Value Equity Investments	184,264
PACE Small/Medium Co Growth Equity Investments	183,614
PACE International Equity Investments	475,848
PACE International Emerging Markets Equity Investments	313,048
PACE Global Real Estate Securities Investments	26,844
PACE Alternative Strategies Investments	463,031

PACE Alternative Strategies Investments and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees to the extent necessary to offset the cost savings to UBS AM for allocating a portion of the Portfolio's assets to other unaffiliated pooled investment vehicles and index futures. The fee waiver agreement may be terminated by the Portfolio's Board at any time and also will be terminated automatically upon the expiration or termination of the Portfolio's advisory contract with UBS AM. For the period ended July 31, 2026, UBS AM was contractually obligated to waive $240,462 in investment management and administration fees. This management fee waiver will not be subject to future recoupment.

The UBS Government Money Market Investments Fund and UBS AM have also entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees through November 30, 2026 in an amount equal to 0.13% of the Fund's average daily net assets. For the period ended July 31, 2026, UBS AM waived $3,697,606 in investment management fees. This management fee waiver will not be subject to future recoupment.

For PACE High Yield Investments Class P2, PACE International Equity Investments Class P2, PACE International Emerging Markets Equity Investments Class P2, and PACE Alternative Strategies Investments Class P2, UBS AM has entered into a written agreement pursuant to which UBS AM has agreed to waive a portion of its investment management and administration fees. For the period ended July 31, 2026, the fees waived were $28,648, $108,012, $1,066,036 and $105,011, respectively. Such amounts are not subject to future recoupment.

UBS AM is contractually obligated to waive all or a portion of its investment management and administration fees and/or to reimburse the Portfolios for certain operating expenses in order to maintain the total annual ordinary operating expenses of each class (with certain exclusions such as dividend expense, borrowing costs and interest expense, relating to short sales, and expenses attributable to investment in other companies, interest, taxes, brokerage commissions and extraordinary expenses) through November 30, 2026 at a level not to exceed the amounts in the table below.

Each Portfolio will repay UBS AM for any such waived fees/reimbursed expenses during a three-year period following July 31, 2024, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed. For the period ended July 31, 2026, UBS AM had the following contractual fee waivers/expense reimbursements, and recoupments. The fee waivers/expense reimbursements, portions of which are

PACE Select Advisors Trust

Notes to financial statements

subject to repayment by the Portfolios through July 31, 2029, and recoupments for the period ended July 31, 2026, were as follows:

Portfolio	Class A expense cap	Class P expense cap	Class P2 expense cap	Fee waivers/ expense reimbursements	Recoupments
UBS Government Money Market Investments Fund	N/A	0.60%	N/A	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	0.97%	0.72	N/A	471,614	—
PACE Intermediate Fixed Income Investments	0.86	0.61	N/A	512,959	—
PACE Strategic Fixed Income Investments	0.90	0.65	N/A	801,823	—
PACE Municipal Fixed Income Investments	0.82	0.57	N/A	282,140	—
PACE Global Fixed Income Investments	1.03	0.84	N/A	631,814	—
PACE High Yield Investments	1.06	0.88	N/A	337,035	—
PACE Large Co Value Equity Investments	1.14	0.89	N/A	—	30,051
PACE Large Co Growth Equity Investments	1.13	0.88	N/A	293,392	—
PACE Small/Medium Co Value Equity Investments	1.29	1.04	N/A	105,210	—
PACE Small/Medium Co Growth Equity Investments	1.33	1.08	N/A	46,618	—
PACE International Equity Investments	1.25	1.00	N/A	488,121	—
PACE International Emerging Markets Equity Investments	1.45	1.20	N/A	299,121	—
PACE Global Real Estate Securities Investments	1.45	1.20	N/A	393,766	—
PACE Alternative Strategies Investments	1.83	1.58	N/A	1,331,400	—

At July 31, 2026, the following Portfolios had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2027	Expires July 31, 2028	Expires July 31, 2029
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$111,564	$39,207	$35,510	$36,847
PACE Mortgage-Backed Securities Fixed Income Investments—Class P	1,337,758	471,515	431,476	434,767
PACE Intermediate Fixed Income Investments—Class A	55,362	19,319	18,331	17,712
PACE Intermediate Fixed Income Investments—Class P	1,562,521	547,890	519,384	495,247
PACE Strategic Fixed Income Investments—Class A	30,901	8,854	9,577	12,470
PACE Strategic Fixed Income Investments—Class P	1,792,030	475,928	526,749	789,353
PACE Municipal Fixed Income Investments—Class A	106,488	33,521	35,594	37,373
PACE Municipal Fixed Income Investments—Class P	696,986	219,899	232,320	244,767
PACE Global Fixed Income Investments—Class A	129,983	41,820	38,046	50,117
PACE Global Fixed Income Investments—Class P	1,417,062	439,473	395,892	581,697
PACE High Yield Investments—Class A	14,451	6,106	4,586	3,759
PACE High Yield Investments—Class P	1,083,894	409,936	340,682	333,276
PACE Large Co Value Equity Investments—Class P	144,138	87,639	26,499	—
PACE Large Co Growth Equity Investments—Class A	30,259	9,933	6,776	13,550
PACE Large Co Growth Equity Investments—Class P	711,561	238,918	192,801	279,842
PACE Small/Medium Co Value Equity Investments—Class A	262	262	—	—
PACE Small/Medium Co Value Equity Investments—Class P	449,188	206,931	137,047	105,210
PACE Small/Medium Co Growth Equity Investments—Class P	241,223	116,097	78,508	46,618
PACE International Equity Investments—Class A	73,524	26,226	22,902	24,396
PACE International Equity Investments—Class P	1,527,772	575,824	488,223	463,725

PACE Select Advisors Trust

Notes to financial statements

Portfolio	Fee waivers/ expense reimbursements subject to repayment	Expires July 31, 2027	Expires July 31, 2028	Expires July 31, 2029
PACE International Emerging Markets Equity Investments—Class A	$14,658	$6,816	$4,604	$3,238
PACE International Emerging Markets Equity Investments—Class P	1,336,336	600,827	439,626	295,883
PACE Global Real Estate Securities Investments—Class A	2,086	798	602	686
PACE Global Real Estate Securities Investments—Class P	1,208,861	445,310	370,471	393,080
PACE Alternative Strategies Investments—Class A	47,325	7,759	23,109	16,457
PACE Alternative Strategies Investments—Class P	3,695,269	600,931	1,779,395	1,314,943

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the yields on UBS Government Money Market Investments Fund drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the period ended July 31, 2026, the UBS Government Money Market Investments Fund did not incur this additional waiver.

For the period ended July 31, 2026, the Portfolios listed below paid broker commissions to affiliates of the investment manager as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within cost of investments, and the Statement of operations within net realized gains (losses) from, and/or net change in unrealized appreciation (depreciation) of investments and/or futures.

Affiliated broker	PACE Large Co Value Equity Investments	PACE Large Co Growth Equity Investments	PACE Small/ Medium Co Growth Equity Investments	PACE International Emerging Markets Equity Investments	PACE Alternative Strategies Investments
UBS AG	$—	$—	$—	$15,515	$362
UBS AG London Branch	—	—	—	—	152
UBS Securities Asia Ltd.	—	—	—	3,425	309
UBS Securities India Private Ltd.	—	—	—	429	—
UBS Securities LLC	3,252	83	176	1,312	44,420
UBS Securities Pte Ltd.	—	—	—	2,224	—
UBS Securities Pte Ltd., Seoul	—	—	—	5,919	—

During the period ended July 31, 2026, some of the Portfolios engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the board.

Shareholder services plans

UBS AM (US) is the principal underwriter of each Portfolio's shares. The Trust has adopted a shareholder services plan (the "Plan") with respect to each Portfolio (with the exception of UBS Government Money Market Investments Fund, which only offers Class P shares) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs the payments made for the expenses incurred in the service of Class A shares. Annual fees under the Plan as a percentage of the average daily net assets of Class A shares of each applicable Portfolio are 0.25%.

PACE Select Advisors Trust

Notes to financial statements

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At July 31, 2026, certain Portfolios owed service fees, and for the period ended July 31, 2026, certain Portfolios were informed by UBS AM (US) that it had earned sales charges as follows:

Portfolio	Service fees owed	Sales charges earned by distributor
PACE Mortgage-Backed Securities Fixed Income Investments—Class A	$2,957	$—
PACE Intermediate Fixed Income Investments—Class A	1,325	—
PACE Strategic Fixed Income Investments—Class A	1,226	—
PACE Municipal Fixed Income Investments—Class A	3,805	—
PACE Global Fixed Income Investments—Class A	2,208	—
PACE High Yield Investments—Class A	325	—
PACE Large Co Value Equity Investments—Class A	20,431	—
PACE Large Co Growth Equity Investments—Class A	8,130	2,731
PACE Small/Medium Co Value Equity Investments—Class A	2,424	—
PACE Small/Medium Co Growth Equity Investments—Class A	3,170	10
PACE International Equity Investments—Class A	5,689	—
PACE International Emerging Markets Equity Investments—Class A	800	—
PACE Global Real Estate Securities Investments—Class A	30	—
PACE Alternative Strategies Investments—Class A	622	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Portfolios pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Portfolios' transfer agent, and is compensated for these services by BNY Mellon, not the Portfolios.

For the period ended July 31, 2026, UBS Financial Services Inc. received from BNY Mellon, not the Portfolios, total delegated services fees as follows:

Portfolio	Delegated service fees earned
PACE Mortgage-Backed Securities Fixed Income Investments	$122,040
PACE Intermediate Fixed Income Investments	121,039
PACE Strategic Fixed Income Investments	152,148
PACE Municipal Fixed Income Investments	21,965
PACE Global Fixed Income Investments	133,197
PACE High Yield Investments	115,336
PACE Large Co Value Equity Investments	175,308
PACE Large Co Growth Equity Investments	167,511
PACE Small/Medium Co Value Equity Investments	163,095
PACE Small/Medium Co Growth Equity Investments	162,327
PACE International Equity Investments	167,228
PACE International Emerging Markets Equity Investments	175,695
PACE Global Real Estate Securities Investments	116,267
PACE Alternative Strategies Investments	89,790

PACE Select Advisors Trust

Notes to financial statements

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount atleast equal to 102% of the market value of the securities loaned with respect to domestic and foreign fixed income securities and domestic equities and 105% of the market value of the securities loaned with respect to foreign equities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic and foreign fixed income securities and domestic equities, and 103% for foreign equities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic and foreign fixed income securities and domestic equities and 105% of the market value for foreign equities.

Each Portfolio may regain ownership of loaned securities to exercise certain beneficial rights; however, each Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Portfolio of investments. State Street Bank and Trust Company serves as the Portfolios' lending agent.

In addition, PACE International Equity Investments and PACE Alternative Strategies Investments participate in State Street's prime services program (formerly known as enhanced custody program). Through this program, State Street is capable of facilitating the Portfolios' short selling activity at a lower cost. A portion of the cash collateral received in connection with the Portfolios' securities lending activity is pledged back to State Street for the financing of short sales. This amount is shown as cash collateral for short sales in the Statement of assets and liabilities.

At July 31, 2026, the following Portfolios had securities on loan at value, cash collateral and non-cash collateral as follows:

Portfolio	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
PACE Intermediate Fixed Income Investments	$1,565,306	$866,705	$729,642	$1,596,347	U.S. Treasury Notes and U.S. Treasury Bills
PACE Strategic Fixed Income Investments	6,173,586	3,277,338	3,028,571	6,305,909	U.S. Treasury Notes and U.S. Treasury Bills
PACE Global Fixed Income Investments	1,180,683	203,355	1,001,385	1,204,740	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Value Equity Investments	15,414,083	15,497,163	718,962	16,216,125	U.S. Treasury Notes and U.S. Treasury Bills
PACE Large Co Growth Equity Investments	28,722,626	28,678,726	462,589	29,141,315	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Value Equity Investments	32,154,601	19,637,613	13,431,248	33,068,861	U.S. Treasury Notes and U.S. Treasury Bills
PACE Small/Medium Co Growth Equity Investments	18,177,455	12,870,011	5,866,130	18,736,141	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Equity Investments**	69,955,385	60,626,184	12,500,401	73,126,585	U.S. Treasury Notes and U.S. Treasury Bills
PACE International Emerging Markets Equity Investments	26,306,511	9,816,482	17,820,903	27,637,385	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

**  This Portfolio participates in the prime services program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions.

PACE Select Advisors Trust

Notes to financial statements

The table below represents the disaggregation at July 31, 2026 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Portfolios or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Portfolio	Equity securities	Corporate bonds	securities lending transactions
PACE Intermediate Fixed Income Investments	$—	$866,705	$866,705
PACE Strategic Fixed Income Investments	40,250	3,237,088	3,277,338
PACE Global Fixed Income Investments	—	203,355	203,355
PACE Large Co Value Equity Investments	15,497,163	—	15,497,163
PACE Large Co Growth Equity Investments	28,678,726	—	28,678,726
PACE Small/Medium Co Value Equity Investments	19,637,613	—	19,637,613
PACE Small/Medium Co Growth Equity Investments	12,870,011	—	12,870,011
PACE International Equity Investments	60,626,184	—	60,626,184
PACE International Emerging Markets Equity Investments	9,816,482	—	9,816,482

Bank line of credit

The Portfolios participate with other funds managed by UBS AM in a $175 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating Portfolio at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 30, 2026 and was renewed on March 30, 2026 with substantially the same fees and terms expiring March 29, 2027.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Portfolios covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i. e., 0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Portfolios in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of Portfolios, and the other 50% of the allocation is based on utilization.

For the period ended July 31, 2026, the following Portfolios had borrowings as follows:

	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
PACE Large Co Value Equity Investments	$783,635	1	$109	4.990%
PACE Large Co Growth Equity Investments	2,434,143	19	6,410	4.990
PACE International Equity Investments	1,337,220	72	13,755	5.200
PACE International Emerging Markets Equity Investments	1,592,894	117	26,001	5.047

PACE Select Advisors Trust

Notes to financial statements

Purchases and sales of securities

For the period ended July 31, 2026, aggregate purchases and sales of portfolio securities, excluding short-term and TBA securities, were as follows:

Portfolio	Purchases	Sales
PACE Mortgage-Backed Securities Fixed Income Investments	$29,104,743	$44,670,305
PACE Intermediate Fixed Income Investments	89,426,672	95,953,520
PACE Strategic Fixed Income Investments	570,346,110	584,315,732
PACE Municipal Fixed Income Investments	26,774,570	39,223,116
PACE Global Fixed Income Investments	221,058,053	240,633,159
PACE High Yield Investments	87,879,242	103,147,949
PACE Large Co Value Equity Investments	428,561,720	553,953,373
PACE Large Co Growth Equity Investments	583,127,455	702,942,694
PACE Small/Medium Co Value Equity Investments	119,865,464	152,285,726
PACE Small/Medium Co Growth Equity Investments	258,689,396	289,465,505
PACE International Equity Investments	433,263,804	547,245,263
PACE International Emerging Markets Equity Investments	470,488,571	543,137,464
PACE Global Real Estate Securities Investments	58,307,981	61,671,646
PACE Alternative Strategies Investments (long transactions)	831,718,952	881,939,400
PACE Alternative Strategies Investments (short transactions)	688,766,150	664,666,102

Shares of beneficial interest

There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Portfolios, except UBS Government Money Market Investments Fund, which transacts at $1.00 per share, were as follows:

PACE Mortgage-Backed Securities Fixed Income Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	4,022	$41,842
Shares repurchased	(221,944)	(2,325,534)
Dividends reinvested	48,914	511,850
Net increase (decrease)	(169,008)	$(1,771,842)
	Class P
	Shares	Amount
Shares sold	1,600,694	$16,834,614
Shares repurchased	(3,281,682)	(34,522,714)
Dividends reinvested	607,424	6,358,294
Net increase (decrease)	(1,073,564)	$(11,329,806)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	879	$9,186
Shares repurchased	(218,970)	(2,243,238)
Dividends reinvested	59,204	604,355
Net increase (decrease)	(158,887)	$(1,629,697)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	41,294	$428,122	2,127,968	$21,750,147
Shares repurchased	(78,928)	(817,004)	(3,915,852)	(40,075,836)
Shares converted	(582,160)	(5,911,773)	581,867	5,911,773
Dividends reinvested	8,325	86,881	709,419	7,240,205
Net increase (decrease)	(611,469)	$(6,213,774)	(496,598)	$(5,173,711)

PACE Intermediate Fixed Income Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	2,380	$25,134
Shares repurchased	(94,073)	(988,147)
Dividends reinvested	23,954	251,865
Net increase (decrease)	(67,739)	$(711,148)
	Class P
	Shares	Amount
Shares sold	1,703,051	$17,967,403
Shares repurchased	(3,100,635)	(32,727,273)
Dividends reinvested	864,295	9,086,414
Net increase (decrease)	(533,289)	$(5,673,456)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,106	$129,430
Shares repurchased	(79,731)	(840,946)
Dividends reinvested	27,816	291,934
Net increase (decrease)	(39,809)	$(419,582)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,677,233	$28,126,974
Shares repurchased	(19)	(200)	(4,175,370)	(43,981,100)
Shares converted	(15,535)	(163,135)	15,522	163,135
Dividends reinvested	231	2,469	964,289	10,119,956
Net increase (decrease)	(15,323)	$(160,866)	(518,326)	$(5,571,035)

PACE Select Advisors Trust

Notes to financial statements

PACE Strategic Fixed Income Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	16,324	$194,213
Shares repurchased	(98,212)	(1,163,550)
Dividends reinvested	21,244	251,083
Net increase (decrease)	(60,644)	$(718,254)
	Class P
	Shares	Amount
Shares sold	2,673,978	$31,742,353
Shares repurchased	(5,804,251)	(68,824,775)
Dividends reinvested	1,622,391	19,159,379
Net increase (decrease)	(1,507,882)	$(17,923,043)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	12,845	$151,748
Shares repurchased	(281,936)	(3,317,834)
Dividends reinvested	33,813	397,548
Net increase (decrease)	(235,278)	$(2,768,538)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	421	$5,025	3,289,306	$38,685,745
Shares repurchased	(57,218)	(670,930)	(6,675,306)	(78,677,078)
Dividends reinvested	772	9,217	1,784,084	20,951,428
Net increase (decrease)	(56,025)	$(656,688)	(1,601,916)	$(19,039,905)

PACE Municipal Fixed Income Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	2,339	$28,851
Shares repurchased	(179,592)	(2,216,652)
Dividends reinvested	21,799	268,020
Net increase (decrease)	(155,454)	$(1,919,781)
	Class P
	Shares	Amount
Shares sold	1,154,461	$14,213,018
Shares repurchased	(2,238,054)	(27,604,590)
Dividends reinvested	268,022	3,297,427
Net increase (decrease)	(815,571)	$(10,094,145)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	194	$2,330
Shares repurchased	(292,409)	(3,536,655)
Dividends reinvested	24,705	298,270
Net increase (decrease)	(267,510)	$(3,236,055)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,446,045	$17,575,684
Shares repurchased	(7)	(91)	(3,886,109)	(47,096,201)
Shares converted	(297)	(3,618)	297	3,618
Dividends reinvested	2	24	286,650	3,462,183
Net increase (decrease)	(302)	$(3,685)	(2,153,117)	$(26,054,716)

PACE Global Fixed Income Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	1,143	$9,206
Shares repurchased	(250,053)	(2,011,035)
Dividends reinvested	40,609	326,027
Net increase (decrease)	(208,301)	$(1,675,802)
	Class P
	Shares	Amount
Shares sold	1,357,729	$10,894,796
Shares repurchased	(3,106,025)	(24,917,415)
Dividends reinvested	664,609	5,302,160
Net increase (decrease)	(1,083,687)	$(8,720,459)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	4,257	$34,193
Shares repurchased	(385,562)	(3,099,053)
Dividends reinvested	45,161	361,209
Net increase (decrease)	(336,144)	$(2,703,651)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,918,300	$15,205,699
Shares repurchased	(136)	(1,090)	(4,232,048)	(33,665,670)
Shares converted	(141,374)	(1,103,569)	140,403	1,106,569
Dividends reinvested	1,275	10,292	672,674	5,353,268
Net increase (decrease)	(140,235)	$(1,094,367)	(1,500,671)	$(12,000,134)

PACE Select Advisors Trust

Notes to financial statements

PACE High Yield Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	9,263	$82,496
Shares repurchased	(64,787)	(577,271)
Dividends reinvested	8,144	71,934
Net increase (decrease)	(47,380)	$(422,841)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	819,184	$7,234,094	—	$—
Shares repurchased	(3,342,895)	(29,514,077)	(87,316)	(790,000)
Dividends reinvested	992,798	8,722,112	47,095	427,511
Net increase (decrease)	(1,530,913)	$(13,557,871)	(40,221)	$(362,489)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,827	$33,625
Shares repurchased	(115,546)	(1,016,655)
Dividends reinvested	11,319	99,017
Net increase (decrease)	(100,400)	$(884,013)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,113,453	$9,723,383
Shares repurchased	(440)	(3,876)	(4,027,521)	(35,153,790)
Shares converted	(77,652)	(685,757)	78,194	685,757
Dividends reinvested	1,243	10,940	1,121,237	9,762,828
Net increase (decrease)	(76,849)	$(678,693)	(1,714,637)	$(14,981,822)

	Class P2
	Shares	Amount
Shares sold	—	$—
Shares repurchased	(252,019)	(2,250,000)
Dividends reinvested	51,571	460,435
Net increase (decrease)	(200,448)	$(1,789,565)

PACE Select Advisors Trust

Notes to financial statements

PACE Large Co Value Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	22,280	$488,694
Shares repurchased	(447,789)	(10,267,835)
Dividends reinvested	449,186	9,594,611
Net increase (decrease)	23,677	$(184,530)
	Class P
	Shares	Amount
Shares sold	750,574	$16,962,363
Shares repurchased	(5,580,416)	(126,592,998)
Dividends reinvested	3,615,247	76,607,082
Net increase (decrease)	(1,214,595)	$(33,023,553)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	28,195	$578,063
Shares repurchased	(687,156)	(14,743,648)
Dividends reinvested	347,735	7,246,800
Net increase (decrease)	(311,226)	$(6,918,785)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	381	$8,288	904,230	$19,324,421
Shares repurchased	(13,759)	(311,638)	(6,108,349)	(131,265,827)
Shares converted	(801,307)	(18,368,274)	807,752	18,368,274
Dividends reinvested	—	—	2,805,987	58,055,877
Net increase (decrease)	(814,685)	$(18,671,624)	(1,590,380)	$(35,517,255)

PACE Large Co Growth Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	7,947	$116,305
Shares repurchased	(615,788)	(8,754,596)
Dividends reinvested	610,170	8,151,874
Net increase (decrease)	2,329	$(486,417)
	Class P
	Shares	Amount
Shares sold	1,457,669	$24,500,158
Shares repurchased	(7,330,543)	(127,187,651)
Dividends reinvested	6,941,719	113,566,570
Net increase (decrease)	1,068,845	$10,879,077

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	3,020	$48,870
Shares repurchased	(523,665)	(8,186,644)
Dividends reinvested	345,717	5,541,845
Net increase (decrease)	(174,928)	$(2,595,929)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	264	$5,111	1,098,221	$20,086,636
Shares repurchased	(74,079)	(1,473,641)	(8,517,965)	(158,189,923)
Shares converted	(1,097,634)	(22,379,666)	1,126,871	22,379,666
Dividends reinvested	—	—	4,122,529	77,750,890
Net increase (decrease)	(1,171,449)	$(23,848,196)	(2,170,344)	$(37,972,731)

PACE Small/Medium Co Value Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	8,562	$144,396
Shares repurchased	(131,441)	(2,265,242)
Dividends reinvested	17,625	291,526
Net increase (decrease)	(105,254)	$(1,829,320)
	Class P
	Shares	Amount
Shares sold	729,408	$13,297,482
Shares repurchased	(2,649,413)	(48,612,212)
Dividends reinvested	444,971	7,795,900
Net increase (decrease)	(1,475,034)	$(27,518,830)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	14,647	$268,398
Shares repurchased	(158,788)	(2,684,816)
Dividends reinvested	106,134	1,817,008
Net increase (decrease)	(38,007)	$(599,410)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	9	$181	1,019,415	$17,680,630
Shares repurchased	—	—	(2,993,536)	(53,358,723)
Shares converted	(3,939)	(84,791)	4,018	84,791
Dividends reinvested	—	—	2,170,114	39,279,057
Net increase (decrease)	(3,930)	$(84,610)	200,011	$3,685,755

PACE Select Advisors Trust

Notes to financial statements

PACE Small/Medium Co Growth Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	7,279	$92,352
Shares repurchased	(206,619)	(2,598,190)
Dividends reinvested	72,247	877,803
Net increase (decrease)	(127,093)	$(1,628,035)
	Class P
	Shares	Amount
Shares sold	886,622	$13,171,690
Shares repurchased	(2,726,659)	(41,386,280)
Dividends reinvested	911,383	13,269,732
Net increase (decrease)	(928,654)	$(14,944,858)

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	10,627	$139,146
Shares repurchased	(237,216)	(3,002,979)
Dividends reinvested	38,829	524,969
Net increase (decrease)	(187,760)	$(2,338,864)
	Class P
	Shares	Amount
Shares sold	969,375	$14,037,608
Shares repurchased	(2,934,530)	(43,322,416)
Dividends reinvested	447,902	7,157,466
Net increase (decrease)	(1,517,253)	$(22,127,342)

PACE International Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	27,464	$558,804
Shares repurchased	(149,623)	(3,040,516)
Dividends reinvested	134,504	2,579,780
Net increase (decrease)	12,345	$98,068

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	841,163	$16,840,079	—	$—
Shares repurchased	(6,847,268)	(137,770,636)	(131,133)	(2,710,000)
Dividends reinvested	3,989,518	75,481,634	98,452	1,914,892
Net increase (decrease)	(2,016,587)	$(45,448,923)	(32,681)	$(795,108)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	44,402	$839,849
Shares repurchased	(155,685)	(2,854,466)
Dividends reinvested	137,859	2,289,845
Net increase (decrease)	26,576	$275,228

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	283	$5,322	1,456,216	$25,800,323
Shares repurchased	(41,786)	(807,303)	(7,457,904)	(134,642,817)
Shares converted	(524,111)	(9,592,591)	525,621	9,592,591
Dividends reinvested	—	—	4,293,483	70,456,055
Net increase (decrease)	(565,614)	$(10,394,572)	(1,182,584)	$(28,793,848)

	Class P2
	Shares	Amount
Shares sold	193,903	$3,400,000
Shares repurchased	(194,554)	(3,475,138)
Dividends reinvested	90,885	1,515,048
Net increase (decrease)	90,234	$1,439,910

PACE International Emerging Markets Equity Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	73,550	$1,243,790
Shares repurchased	(89,325)	(1,500,555)
Dividends reinvested	8,313	135,255
Net increase (decrease)	(7,462)	$(121,510)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	519,996	$9,818,221	1,832,056	$32,864,018
Shares repurchased	(3,527,312)	(65,421,273)	(2,880,616)	(54,316,202)
Dividends reinvested	703,492	11,473,944	336,806	5,624,658
Net increase (decrease)	(2,303,824)	$(44,129,108)	(711,754)	$(15,827,526)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	1,329	$18,425
Shares repurchased	(43,348)	(585,757)
Dividends reinvested	1,877	24,871
Net increase (decrease)	(40,142)	$(542,461)

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	503	$6,721	932,251	$12,587,966
Shares repurchased	(7,592)	(107,187)	(3,358,562)	(45,931,779)
Shares converted	(275,826)	(3,683,293)	277,565	3,683,293
Dividends reinvested	—	—	189,901	2,521,882
Net increase (decrease)	(282,915)	$(3,783,759)	(1,958,845)	$(27,138,638)

	Class P2
	Shares	Amount
Shares sold	7,232,377	$97,433,820
Shares repurchased	(4,468,513)	(61,207,745)
Dividends reinvested	30,617	412,106
Net increase (decrease)	2,794,481	$36,638,181

PACE Global Real Estate Securities Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	980	$7,000
Shares repurchased	(315)	(2,133)
Dividends reinvested	311	2,017
Net increase (decrease)	976	$6,884
	Class P
	Shares	Amount
Shares sold	628,600	$4,058,043
Shares repurchased	(1,402,326)	(9,095,016)
Dividends reinvested	225,250	1,389,795
Net increase (decrease)	(548,476)	$(3,647,178)

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	201	$1,465
Shares repurchased	(3,862)	(25,094)
Dividends reinvested	235	1,572
Net increase (decrease)	(3,426)	$(22,057)
	Class P
	Shares	Amount
Shares sold	723,663	$4,612,616
Shares repurchased	(1,817,915)	(11,680,875)
Dividends reinvested	161,255	1,028,807
Net increase (decrease)	(932,997)	$(6,039,452)

PACE Alternative Strategies Investments
For the year ended July 31, 2026:

	Class A
	Shares	Amount
Shares sold	1,949	$21,036
Shares repurchased	(61,214)	(663,777)
Dividends reinvested	28,115	282,836
Net increase (decrease)	(31,150)	$(359,905)

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,257,759	$13,330,511	286,936	$3,114,188
Shares repurchased	(4,210,308)	(44,659,644)	(235,734)	(2,557,532)
Dividends reinvested	2,349,416	23,752,614	155,563	1,605,412
Net increase (decrease)	(603,133)	$(7,576,519)	206,765	$2,162,068

PACE Select Advisors Trust

Notes to financial statements

For the year ended July 31, 2025:

	Class A
	Shares	Amount
Shares sold	11,438	$123,167
Shares repurchased	(30,909)	(336,696)
Dividends reinvested	22,356	236,073
Net increase (decrease)	2,885	$22,544

	Class Y		Class P
	Shares	Amount	Shares	Amount
Shares sold	60	$674	1,412,724	$15,388,195
Shares repurchased	—	—	(5,040,840)	(54,635,523)
Shares converted	(26,839)	(305,545)	26,968	305,545
Dividends reinvested	—	—	1,838,616	19,415,786
Net increase (decrease)	(26,779)	$(304,871)	(1,762,532)	$(19,525,997)

	Class P2
	Shares	Amount
Shares sold	378,799	$4,170,017
Shares repurchased	(4,380,922)	(46,928,787)
Dividends reinvested	350,555	3,747,436
Net increase (decrease)	(3,651,568)	$(39,011,334)

Federal tax status

Each of the Portfolios intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended July 31, 2026 and July 31, 2025 were as follows:

	2026				2025
Portfolio	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
UBS Government Money Market Investments Fund	$—	$106,444,375	$—	$—	$—	$129,967,630	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	—	7,605,040	—	—	—	8,830,385	—	—
PACE Intermediate Fixed Income Investments	—	10,344,636	—	—	—	11,571,027	—	—
PACE Strategic Fixed Income Investments	—	21,044,770	—	—	—	23,207,646	—	—
PACE Municipal Fixed Income Investments	4,194,241	73,832	—	—	4,432,624	68,238	—	—
PACE Global Fixed Income Investments	—	6,185,663	—	—	—	5,139,750	—	1,173,400
PACE High Yield Investments	—	10,070,320	—	—	—	11,308,469	—	—
PACE Large Co Value Equity Investments	—	21,825,908	71,281,767	—	—	15,793,959	54,368,656	—
PACE Large Co Growth Equity Investments	—	36,651	129,732,627	—	—	8,815,569	79,318,343	—

PACE Select Advisors Trust

Notes to financial statements

	2026				2025
Portfolio	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital	Tax- exempt income	Ordinary income	Long term realized capital gains	Return of capital
PACE Small/Medium Co Value Equity Investments	$—	$1,232,044	$7,442,531	$—	$—	$8,995,027	$35,554,142	$—
PACE Small/Medium Co Growth Equity Investments	—	3,633,079	11,491,206	—	—	66	8,190,406	—
PACE International Equity Investments	—	23,036,473	63,575,968	—	—	17,510,346	62,404,425	—
PACE International Emerging Markets Equity Investments	—	12,062,682	10,728,506	—	—	3,725,350	—	—
PACE Global Real Estate Securities Investments	—	1,500,099	—	—	—	1,119,465	—	—
PACE Alternative Strategies Investments	—	25,097,485	2,282,986	—	—	18,716,248	6,237,721	—

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at July 31, 2026 were as follows:

Portfolio	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Government Money Market Investments Fund	$2,617,009,458	$—	$—	$—
PACE Mortgage-Backed Securities Fixed Income Investments	220,739,618	6,070,103	(24,610,319)	(18,540,216)
PACE Intermediate Fixed Income Investments	189,550,447	1,969,426	(3,805,604)	(1,836,178)
PACE Strategic Fixed Income Investments	432,631,509	5,383,793	(13,737,075)	(8,353,282)
PACE Municipal Fixed Income Investments	144,768,420	404,305	(3,708,039)	(3,303,734)
PACE Global Fixed Income Investments	162,783,576	758,577	(4,763,016)	(4,004,439)
PACE High Yield Investments	158,867,832	2,916,351	(8,937,300)	(6,020,949)
PACE Large Co Value Equity Investments	669,391,012	162,025,515	(17,817,781)	144,207,734
PACE Large Co Growth Equity Investments	569,629,167	138,640,808	(25,585,065)	113,055,743
PACE Small/Medium Co Value Equity Investments	250,668,690	56,324,634	(10,235,324)	46,089,310
PACE Small/Medium Co Growth Equity Investments	234,589,060	53,939,041	(16,479,378)	37,459,663
PACE International Equity Investments	603,316,138	231,913,923	(32,930,226)	198,983,697
PACE International Emerging Markets Equity Investments	508,104,878	102,588,441	(26,193,708)	76,394,733
PACE Global Real Estate Securities Investments	53,573,934	3,116,929	(920,606)	2,196,323
PACE Alternative Strategies Investments	235,852,170	12,582,196	(24,963,518)	(12,381,322)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax deferral of losses on wash sales, tax treatment of certain derivatives, mark-to-market of passive foreign investment companies, non-taxable special dividends, mortgage dollar roll adjustments, Section 305(c) adjustments, and constructive sales.

PACE Select Advisors Trust

Notes to financial statements

At July 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Unrealized appreciation (depreciation)	Other temporary differences	Total
UBS Government Money Market Investments Fund	$—	$4,096,534	$54,838	$—	$—	$(4,084,425)	$66,947
PACE Mortgage-Backed Securities Fixed Income Investments	—	297,248	—	(55,404,845)	(18,540,346)	(123,298)	(73,771,241)
PACE Intermediate Fixed Income Investments	—	1,494,313	—	(45,876,796)	(1,836,178)	—	(46,218,661)
PACE Strategic Fixed Income Investments	—	667,344	—	(98,738,998)	(14,878,006)	(126,722)	(113,076,382)
PACE Municipal Fixed Income Investments	1,296,322	—	—	(4,719,833)	(3,303,734)	—	(6,727,245)
PACE Global Fixed Income Investments	—	1,227,754	—	(36,648,399)	(3,997,203)	(77,238)	(39,495,086)
PACE High Yield Investments	—	1,444,642	—	(37,765,938)	(6,016,668)	(53,095)	(42,391,059)
PACE Large Co Value Equity Investments	—	23,980,696	70,777,509	—	144,227,886	—	238,986,091
PACE Large Co Growth Equity Investments	—	—	56,294,042	—	113,055,743	—	169,349,785
PACE Small/Medium Co Value Equity Investments	—	7,757,973	22,500,073	—	46,089,310	—	76,347,356
PACE Small/Medium Co Growth Equity Investments	—	16,789,948	3,443,773	—	37,459,663	—	57,693,384
PACE International Equity Investments	—	2,828,594	85,380,082	—	199,525,188	(1,723,491)	286,010,373
PACE International Emerging Markets Equity Investments	—	56,529,883	105,777,828	—	75,361,485	—	237,669,196
PACE Global Real Estate Securities Investments	—	63,758	—	(14,297,908)	2,198,637	—	(12,035,513)
PACE Alternative Strategies Investments	—	6,599,442	3,602,327	—	(12,409,866)	(664,446)	(2,872,543)

Net capital losses recognized by the Portfolios may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward indefinitely are as follows:

Portfolio	Short-term losses	Long-term losses	Net capital losses
PACE Mortgage-Backed Securities Fixed Income Investments	$19,921,543	$35,483,302	$55,404,845
PACE Intermediate Fixed Income Investments	18,679,150	27,197,646	45,876,796
PACE Strategic Fixed Income Investments	24,080,097	74,658,901	98,738,998
PACE Municipal Fixed Income Investments	898,300	3,821,533	4,719,833
PACE Global Fixed Income Investments	18,295,639	18,352,760	36,648,399
PACE High Yield Investments	1,792,917	35,973,021	37,765,938
PACE Global Real Estate Securities Investments	—	14,297,908	14,297,908

PACE Select Advisors Trust

Notes to financial statements

During the fiscal year, the following Portfolios utilized capital loss carryforwards to offset current year realized gains:

Portfolio	Capital loss carryforwards utilized
PACE Mortgage-Backed Securities Fixed Income Investments	$2,103,239
PACE International Emerging Markets Equity Investments	1,803,305
PACE Global Real Estate Securities Investments	1,263,789

At July 31, 2026, the effect of permanent "book/tax" reclassifications resulted in increases and decreases to components of the Portfolios' net assets as follows:

Portfolio	Distributable earnings (losses)	Beneficial interest
PACE Global Fixed Income Investments	$(1)	$1
PACE Large Co Growth Equity Investments	217,265	(217,265)
PACE Small/Medium Co Value Equity Investments	32,571	(32,571)

These permanent differences are primarily due to net operating losses.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Portfolios have conducted an analysis and concluded as of July 31, 2026, there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Portfolio's policy to record any significant foreign tax exposures in the financial statements. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended July 31, 2026, the Portfolios did not incur any interest or penalties. Capital gains realized by the Portfolios on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes will be paid by the Portfolios.

Each of the tax years in the four year period ended July 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Operating segments

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A Portfolio's portfolio management team of the Adviser acts as the CODM. Each of the Portfolios represents a single operating segment, as the CODM monitors the operating results of each of the Portfolios as a whole and the strategic asset allocation is determined based on the investment objective of the Portfolios and executed by the Portfolios' portfolio management team. The financial information in the form of the Portfolios' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Portfolios' performance in comparison to the Portfolios' benchmarks and to make resource allocation decisions for the Portfolios' single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of operations.

PACE Select Advisors Trust

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of
PACE Select Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of PACE Select Advisors Trust (the "Trust"), (comprising UBS Government Money Market Investments Fund, PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE High Yield Investments, PACE Large Co Value Equity Investments, PACE Large Co Growth Equity Investments, PACE Small/Medium Co Value Equity Investments, PACE Small/Medium Co Growth Equity Investments, PACE International Equity Investments, PACE International Emerging Markets Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments (collectively referred to as the "Portfolios")), including the portfolios of investments, as of July 31, 2026 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios comprising PACE Select Advisors Trust at July 31, 2026 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
September 28, 2026

PACE Select Advisors Trust

Tax information (unaudited)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you in writing as to the federal tax status of distributions received by shareholders during the fiscal year. Accordingly, the amount of ordinary dividends paid that qualify for the dividends received deduction for corporate shareholders and the amount of foreign tax credit to be passed through to shareholders are as follows:

Portfolio	Dividends received deduction	Long-term capital gain	Foreign tax credit
PACE Intermediate Fixed Income Investments	$195,536	$—	$—
PACE Strategic Fixed Income Investments	231,505	—	—
PACE Large Co Value Equity Investments	11,730,133	71,281,767	—
PACE Large Co Growth Equity Investments	36,651	129,732,627	—
PACE Small/Medium Co Value Equity Investments	357,200	7,442,531	—
PACE Small/Medium Co Growth Equity Investments	575,089	11,491,206	—
PACE International Equity Investments	—	63,575,968	1,551,910
PACE International Emerging Markets Equity Investments	58,181	10,728,506	2,231,625
PACE Global Real Estate Securities Investments	852	—	—
PACE Alternative Strategies Investments	807,026	2,282,986	—

Also, for the fiscal year ended July 31, 2026, the foreign source income for information reporting purposes for PACE International Equity Investments and PACE International Emerging Markets Equity Investments is $6,720,411 and $4,654,161 respectively.

For the taxable year ended July 31, 2026, the Portfolios designate the amounts below as the maximum amount that may be considered qualified dividend income for individual shareholders

Portfolio	Maximum amount considered qualified dividend income
PACE Intermediate Fixed Income Investments	$195,582
PACE Strategic Fixed Income Investments	231,560
PACE High Yield Investments	1,335
PACE Large Co Value Equity Investments	13,847,593
PACE Large Co Growth Equity Investments	36,651
PACE Small/Medium Co Value Equity Investments	393,478
PACE Small/Medium Co Growth Equity Investments	650,054
PACE International Equity Investments	21,299,387
PACE International Emerging Markets Equity Investments	6,321,983
PACE Global Real Estate Securities Investments	313,562
PACE Alternative Strategies Investments	1,577,929

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders should not use the above information to prepare their tax returns. Since the Portfolios' fiscal year end is not the calendar year end, another notification will be sent with respect to calendar year 2026. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in February 2027. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Portfolios.

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
1285 Avenue of the Americas
New York, NY 10019

Principal Underwriter

UBS Asset Management (US) Inc.
1285 Avenue of the Americas
New York, NY 10019

The financial information included herein is taken from the records of the Portfolio without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolios unless accompanied or preceded by an effective prospectus.

©UBS 2026. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas
New York, NY 10019

S003

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $429,695.

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

February 24, 2026
PACE SELECT ADVISORS TRUST

PACE GLOBAL FIXED INCOME INVESTMENTS
Pacific Investment Management Company LLC ("PIMCO")

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on February 24, 2026, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the proposed sub-advisory agreement (the "Sub-Advisory Agreement") between UBS Asset Management (Americas) LLC ("UBS AM") and Pacific Investment Management Company LLC ("PIMCO") with respect to PACE Global Fixed Income Investments (the "Portfolio"). Management discussed with the board its proposal to terminate the current sub-advisor and to appoint PIMCO as sub-advisor to the Portfolio. In considering the approval of the Sub-Advisory Agreement, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and PIMCO and the investment management and sub-advisory agreements for this and the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the contracts for the portfolios. The board also received a memorandum from UBS AM discussing UBS AM's reasons for recommending PIMCO as sub-advisor to the Portfolio.

In its consideration of the approval of the Sub-Advisory Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Sub-Advisory Agreement—The board's evaluation of the services to be provided by PIMCO to the Portfolio took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the Trust and its portfolios. It reviewed the purposes and investment objective of the Portfolio and UBS AM's overall plan to meet the Portfolio's stated purposes and objective. The board considered management's reasons for recommending the appointment of PIMCO as a sub-advisor to the Portfolio, including its due diligence concerning PIMCO and its belief that PIMCO's strategy would provide an opportunity to increase the Portfolio's return potential. The board also received materials from PIMCO detailing its investment philosophy and spoke with representatives of PIMCO, who discussed with the board that investment philosophy and process and the backgrounds and qualifications of the portfolio management team. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Portfolio under the proposed Sub-Advisory Agreement.

Sub-advisory fee—The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to PIMCO in light of the nature, extent and quality of the sub-advisory services anticipated to be provided by PIMCO. The board noted that UBS AM had negotiated a relationship-based fee schedule with PIMCO whereby the Portfolio's fee rate would be lower depending on the aggregate assets managed by PIMCO with respect to this Portfolio and other portfolios of the Trust. The board determined that the proposed sub-advisory fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Portfolio under the Sub-Advisory Agreement.

Fund performance—The board received and considered performance information for the strategy provided by PIMCO. The board also noted that, as PIMCO would be a new sub-advisor to the Portfolio, the current performance of the Portfolio was not a significant factor in the consideration of the approval of the Sub-Advisory Agreement.

Advisor profitability—Profitability of PIMCO or its affiliates or UBS AM or its affiliates in providing services to the Portfolio was not a significant factor considered by the board, as the sub-advisory fee would be paid by UBS AM out of the management fee paid to it by the Portfolio, and not by the Portfolio.

Economies of scale—The board noted that, as the sub-advisory fee for the Portfolio would be paid by UBS AM, not by the Portfolio, consideration of economies of scale specifically with respect to the sub-advisory fee was not relevant.

Other benefits to PIMCO—The board was informed by management that PIMCO's relationship with the Portfolio would be limited to its provision of sub-advisory services to the Portfolio and that therefore management believed that PIMCO would not receive tangible ancillary benefits as a result of its relationship with the Portfolio. The board recognized that PIMCO could receive intangible benefits from its association with the Portfolio, such as increased name recognition or publicity from being selected as a sub-advisor to the Portfolio after an extensive review process. Similarly, the Portfolio could benefit from having a sub-advisor with an established or well-regarded reputation.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the proposed Sub-Advisory Agreement for the Portfolio. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

May 19-20, 2026
PACE SELECT ADVISORS TRUST
PACE GLOBAL REAL ESTATE SECURITIES INVESTMENTS
Cohen & Steers Capital Management, Inc. ("Cohen & Steers")

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on May 19-20, 2026, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the proposed sub-advisory agreement (the "Sub-Advisory Agreement") between UBS Asset Management (Americas) LLC ("UBS AM") and Cohen & Steers Capital Management, Inc. ("Cohen & Steers") with respect to PACE Global Real Estate Securities Investments (the "Portfolio"). Management discussed with the board its proposal to terminate the current sub-advisor and to appoint Cohen & Steers as sub-advisor to the Portfolio. In considering the approval of the Sub-Advisory Agreement, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the investment management and sub-advisory agreements for this and the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the contracts for the portfolios. The board also received a memorandum from UBS AM discussing UBS AM's reasons for recommending Cohen & Steers as sub-advisor to the Portfolio.

In its consideration of the approval of the Sub-Advisory Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Sub-Advisory Agreement—The board's evaluation of the services to be provided by Cohen & Steers to the Portfolio took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the Trust and its portfolios. It reviewed the purposes and investment objective of the Portfolio and UBS AM's overall plan to meet the Portfolio's stated purposes and objective. The board considered management's reasons for recommending the appointment of Cohen & Steers as a sub-advisor to the Portfolio, including its due diligence concerning Cohen & Steers and its belief that Cohen & Steers's strategy would provide an opportunity to increase the Portfolio's return potential. The board also received materials from Cohen & Steers detailing its investment philosophy and spoke with representatives of Cohen & Steers, who discussed with the board that investment philosophy and process and the backgrounds and qualifications of the portfolio management team. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Portfolio under the proposed Sub-Advisory Agreement.

Sub-advisory fee—The board reviewed and considered the proposed contractual sub-advisory fee to be payable by UBS AM to Cohen & Steers in light of the nature, extent and quality of the sub-advisory services anticipated to be provided by Cohen & Steers. The board noted that the proposed contractual sub-advisory fee would result in a net decrease in the annualized sub-advisory fees paid by UBS AM with respect to the Portfolio. The board determined that the proposed sub-advisory fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Portfolio under the Sub-Advisory Agreement.

Fund performance—The board received and considered performance information for the strategy provided by Cohen & Steers. The board also noted that, as Cohen & Steers would be a new sub-advisor to the Portfolio, the current performance of the Portfolio was not a significant factor in the consideration of the approval of the Sub-Advisory Agreement.

Advisor profitability—Profitability of Cohen & Steers or its affiliates or UBS AM or its affiliates in providing services to the Portfolio was not a significant factor considered by the board, as the sub-advisory fee would be paid by UBS AM out of the management fee paid to it by the Portfolio, and not by the Portfolio.

Economies of scale—The board noted that, as the sub-advisory fee for the Portfolio would be paid by UBS AM, not by the Portfolio, consideration of economies of scale specifically with respect to the sub-advisory fee was not relevant.

Other benefits to Cohen & Steers—The board was informed by management that Cohen & Steers's relationship with the Portfolio would be limited to its provision of sub-advisory services to the Portfolio and that therefore management believed that Cohen & Steers would not receive tangible ancillary benefits as a result of its relationship with the Portfolio, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the Portfolio (which would also potentially benefit the Portfolio). The board recognized that Cohen & Steers could receive intangible benefits from its association with the Portfolio, such as increased name recognition or publicity from being selected as a sub-advisor to the Portfolio after an extensive review process. Similarly, the Portfolio could benefit from having a sub-advisor with an established or well-regarded reputation.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the proposed Sub-Advisory Agreement for the Portfolio. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

PACE SELECT ADVISORS TRUST
PACE INTERNATIONAL EMERGING MARKETS EQUITY INVESTMENTS
RWC Asset Advisors (US) LLC ("Redwheel")

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on May 19-20, 2026, the members of the board, including the trustees who are not "interested persons," as defined in the Investment

Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered the approval of an amendment (the "Amendment") to the sub-advisory agreement between UBS Asset Management (Americas) LLC ("UBS AM") and RWC Asset Advisors (US) LLC ("Redwheel") with respect to PACE International Emerging Markets Equity Investments (the "Portfolio"). Management discussed with the board its proposal to reduce the rate of the sub-advisory fee payable by UBS AM to Redwheel, which would be effective as of June 1, 2026. Since the board had approved the renewal of the sub-advisory agreement at a meeting held on July 15-16, 2025 (the "July Meeting"), and there had been no material changes in the information presented, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the sub-advisory agreement, fund performance, economies of scale and other benefits that Redwheel could receive from its association with the Portfolio, by reference to their considerations and determinations at the July Meeting. The board also received a memorandum at the May Meeting discussing the proposed Amendment to the sub-advisory agreement.

UBS AM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Portfolio by UBS AM or Redwheel. The board reviewed and considered the proposed contractual sub-advisory fee to be paid by UBS AM to Redwheel in light of the nature, extent and quality of the sub-advisory services provided by Redwheel. The board noted that the proposed contractual sub-advisory fee would result in a lower sub-advisory fee to be paid by UBS AM out of the management fee paid to it by the Portfolio as the Portfolio's assets grow. The board indicated that it would further consider the implications, if any, of this lower sub-advisory expense to UBS AM, among other matters, when it engages in its next full UBS AM management contract review, or before if appropriate. In this regard, it was noted that UBS AM provides updated profitability data on the Portfolio on an ongoing quarterly basis, which provides the board with other opportunities to monitor the impact of the proposed changes on profitability going forward.

The board, including a majority of the Independent Trustees, approved the Amendment of the sub-advisory agreement for the Portfolio. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the Amendment of the sub-advisory agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

July 14-15, 2026
PACE SELECT ADVISORS TRUST

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on July 14-15, 2026, the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered and approved the continuance of the investment management and administration agreement, as amended (the "Investment Management and Administration Agreement"), between UBS Asset Management (Americas) LLC ("UBS AM") and the Trust, on behalf of each series of the Trust (each a "Portfolio" and together the "Portfolios"), and, for those Portfolios with subadvisor(s), the subadvisory agreements for the Portfolios. (Throughout this discussion, each subadvisor to a Portfolio is referred to as a "Subadvisor" and each subadvisory agreement is referred to as a "Subadvisory Agreement.") In preparing for the meeting, the Independent Trustees requested and received extensive information from UBS AM to assist them, including information about UBS AM and the Portfolios' Subadvisors, as well as the management, subadvisory, administrative and distribution arrangements for the Portfolios. To facilitate their review, the Independent Trustees identified two of its members to act as initial liaisons with management to focus on contract reconsideration matters (the "Contract Liaisons"). The Contract Liaisons initially reviewed the materials provided by UBS AM and held meetings with management during which they, on behalf of the Independent Trustees, had opportunities to ask questions of management. The Contract Liaisons engaged with their independent legal counsel, the board, and members of management to discuss the materials that they had received. During the review before the board meeting, the Contract Liaisons, on behalf of the board, requested and received additional information from management related to, among other things, the resources available to the Portfolios, staffing at UBS AM, and the performance, fees, and expenses of the Portfolios. At the board meeting, management discussed the materials that had been provided prior to the board meeting, as well as supplemental information that had been provided in response to questions from the Independent Trustees, and responded to additional questions from the Independent Trustees. The Independent Trustees also met in executive sessions in advance of and at the board meeting, joined by their independent legal counsel, to discuss the information that had been provided to them. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of management, subadvisory, administration and distribution agreements.

In its consideration of the approval of the Investment Management and Administration Agreement and the Subadvisory Agreements, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Management and Administration Agreement and the Subadvisory Agreements—The board received and considered information regarding the nature, extent and quality of management services provided to the Portfolios by UBS AM and, for those Portfolios with Subadvisor(s), subadvisory services provided by each Subadvisor during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Portfolios and the resources devoted to, and the record of compliance with, each Portfolio's compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Portfolio's affairs and UBS AM's role in coordinating and overseeing providers of other services to the Portfolios. The board noted the complexity of this process for the Portfolios, given their broad range of investment strategies. The board noted that UBS AM provided extensive oversight of the Subadvisors for the Portfolios and reported to the board at each regular meeting on the Subadvisors' performance and compliance with applicable requirements. The board also noted that UBS AM considered and made recommendations with respect to Subadvisor changes (both in terms of the allocation of Portfolio assets to Subadvisors and their hiring and termination) from time to time based on the performance of the Subadvisors and other relevant factors. The board's evaluation of the services provided by UBS AM and the Subadvisors took into account the board's knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM's investment management and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including (i) maintaining and monitoring its own and the Portfolios' expanded compliance programs and (ii) hiring and replacing Subadvisors, monitoring current Subadvisors (including adjusting their Portfolio asset allocations) and coordinating strategies among Subadvisors to continue to optimize the implementation and effectuation of the Portfolios' investment strategies.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Portfolios, and had previously met with and received information regarding the person(s) or portfolio management team from each Subadvisor and/or UBS AM primarily responsible for the day-to-day management of each Portfolio. The board recognized that several senior personnel at UBS AM report to the board regularly, and that at each regular meeting the board receives a detailed report from UBS AM on each Portfolio's performance and receives more extensive information periodically from each Subadvisor. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $578 billion in assets under management as of March 31, 2026 and was part of the UBS Asset Management Division, which had approximately $2.1 trillion in assets under management worldwide as of March 31, 2026. The board also considered management's discussions regarding recent organizational changes involving UBS AM and its affiliates. The board also was cognizant of, and considered, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Portfolios under the Investment Management and Administration Agreement as well as under the Subadvisory Agreements.

Management and subadvisory fees and expense ratios—For each Portfolio, the board reviewed and considered the contractual management fee (the "Contractual Management Fee") payable by the Portfolio to UBS AM in light of the nature, extent and quality of the services provided by UBS AM pursuant to the Investment Management and Administration Agreement. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangements for each Portfolio (if any) and considered the actual fee rate (after taking any waivers and reimbursements into account) (the "Actual Management Fee") payable by the Portfolio. The board considered whether UBS AM had entered into one or more fee waiver and/or expense reimbursement agreements with a Portfolio under which UBS AM was contractually obligated to waive its management fees and/or reimburse the Portfolio so that the total ordinary operating expenses of certain or all classes of that Portfolio through a certain date (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings, and extraordinary expenses) would not exceed specified limits for each class (or, with respect to certain Portfolios, an agreement to waive a portion of its management fee). The board also considered that, with respect to certain share classes, each Portfolio with such a fee waiver/reimbursement agreement had agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Portfolio can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps. With respect to fee waiver/expense reimbursement arrangements, the board also considered the basis for UBS AM's determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of a Portfolio. Additionally, the board received and considered information comparing each Portfolio's Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the "Expense Group"). The board also received from Broadridge comparative data on a supplemental expense group of subadvised peers (which may include certain of the subadvised peers contained within the primary Expense Group) (the "Supplemental Expense Group"). The board also noted management's discussion of non-management expenses and the factors that contributed to those expenses. A discussion of the board's considerations with respect to each Portfolio's fees is set forth below.

In connection with its consideration of each Portfolio's management fees, the board also received information on UBS AM's standard institutional account fees for accounts of a similar investment type to each of the Portfolios. The board noted management's explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Portfolios, versus those accounts and the differences in the levels of services required by the Portfolios and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM. The board observed that it had received certain information regarding fees, compensation from other similar funds, and economies of scale from certain Subadvisors as part of the summary of each Subadvisor's responses to requests for due diligence materials in connection with the board's annual reconsideration of the Subadvisory Agreements; however, the board also observed that the compensation paid to a Subadvisor is paid by UBS AM, not by the particular Portfolio, and, accordingly, that the retention of a Subadvisor generally does not increase the fees otherwise incurred by a Portfolio's shareholders (unless a management fee waiver level was affected by a subadvisory fee increase or a reallocation of assets).

Portfolio performance—For each Portfolio, the board received and considered (a) annualized total return information of the Portfolio compared to other funds (the "Performance Universe") selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended March 31, 2026, and (b) annualized performance information for each year in the ten-year period ended March 31, 2026. The board was provided with a description of the methodology Broadridge used to determine the similarity of a Portfolio with the funds included in its Performance

Universe. The board also considered UBS AM's emphasis on longer-term performance, such as the three- and five-year periods, as well as UBS AM's statement that while management believed that the Broadridge peer groups were useful in evaluating Portfolio expenses relative to peers, they were less useful in evaluating performance, as in many cases they were broad-based and consisted of funds that did not necessarily have similar investment parameters to the applicable Portfolio. The board also noted that it had received information periodically throughout the year about each Portfolio's performance, including with respect to each Subadvisor's performance, in most cases compared to certain benchmark indices. The board also considered each Portfolio's performance in light of the investment strategies of each Portfolio and prevailing market conditions. In considering the performance of certain Portfolios as compared to their benchmark indices, the board noted management's explanation that the current performance of the index was affected by higher-than-usual levels of concentration in certain outperforming issuers. Further discussion of the board's considerations with respect to each Portfolio's performance is set forth below.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to each Portfolio, and was provided information on UBS AM's expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses would be allocated. The board also considered management's explanation of the resources allocated to the PACE Portfolios. UBS AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Portfolios. A Subadvisor's profitability in providing services to a Portfolio was not a significant factor considered by the board, as the subadvisory fees are paid by UBS AM rather than by the relevant Portfolio.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Portfolios' assets grew, whether the Portfolios have appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Portfolios. The board considered whether economies of scale in the provision of services to the Portfolios were being passed along to each Portfolio's shareholders. The board noted that each Portfolio's Contractual Management Fee contained breakpoints, with the exception of UBS Government Money Market Investments Fund. The board also noted as of March 31, 2026, for those Portfolios having breakpoints, which Portfolio's asset level exceeded at least its first breakpoint. Accordingly, the board determined that actual economies of scale existed for those Portfolios whose assets had reached the first breakpoint level and potential economies of scale existed for those Portfolios whose assets had not yet reached their first breakpoint level. The board also noted that to the extent a Portfolio's assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for trustees, auditor and legal fees and printing and postage, become a smaller percentage of overall assets. The board also took note of the relationship between any breakpoints in a subadvisory fee and the breakpoints in fees paid by the Portfolios to UBS AM.

Generally, in light of UBS AM's profitability data, the Actual Management Fees, the Contractual Management Fees, the breakpoints currently in place for the Portfolios and the current assets of the Portfolios, the board believed that UBS AM's arrangement for sharing of potential and current economies of scale with the Portfolios was acceptable.

Other benefits to UBS AM and the Subadvisors—The board was informed by management that the Subadvisors' relationships with the Portfolios were limited to their provision of subadvisory services to these Portfolios, and that, therefore, management believed that the Subadvisors and their affiliates did not receive tangible ancillary benefits as a result of the Subadvisors' relationships with the Portfolios, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the equity Portfolios (which also would potentially benefit such Portfolios) and possible limited benefits to certain affiliates of a Subadvisor, such as broker-dealers (e.g., an affiliate's execution of portfolio transactions subject to detailed restrictions in SEC rules and board oversight procedures). The board recognized that certain Subadvisors could receive intangible benefits from their association with the Trust, such as increased name recognition or publicity from being selected as

Subadvisors to the Trust after an extensive review process. Similarly, a Portfolio could benefit from having a Subadvisor with an established or well-regarded reputation. The board also considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Portfolios. In light of the costs of providing investment management, administrative and other services to the Portfolios and UBS AM's ongoing commitment to the Portfolios, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In the discussions that follow, reference is made to the "median" in the Broadridge Expense Group, Supplemental Expense Group and Broadridge Performance Universe categories. With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe. Broadridge information is calculated on a share class basis and references appearing below relate to Class P shares. Management also provided information relevant to other share classes (e.g., Class A shares) for the board's consideration.

PACE Large Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") and GQG Partners LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported. The board took into account management's discussion of additional information related to the Portfolio's performance, including its investment strategies and prevailing market conditions.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Large Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Artisan Partners, LP, Hotchkis & Wiley Capital Management, LLC, and Wellington Management Company LLP, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, and five-year periods, but below the Performance Universe median for the ten-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Growth Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Calamos Advisors LLC, Jacobs Levy Equity Management, Inc., and Riverbridge Partners, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported. The board took into account management's discussion of additional information related to the Portfolio's performance, including its investment strategies and prevailing market conditions.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Small/Medium Co Value Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of ARGA Investment Management, LP ("ARGA"), Kayne Anderson Rudnick Investment Management, LLC, and Victory Capital Management, Inc., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported. The board took into account management's discussion of additional information related to the Portfolio's performance, including its investment strategies and prevailing market conditions.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and Actual Management Fee were below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Chautauqua Capital Management—a division of Robert W. Baird & Co. Incorporated, Los Angeles Capital Management LLC, and Mondrian Investment Partners Limited, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, five- and ten-year periods, ranking in the first quintile for the three-, five- and ten-year periods, but below the Performance Universe median for the period since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE International Emerging Markets Equity Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of ARGA, RWC Asset Advisors (US) LLC, and William Blair Investment Management, LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, five- and ten-year periods, but below the Performance Universe median for the period since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Alternative Strategies Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of Aviva Investors Canada Inc., Electron Capital Partners, LLC, Fulcrum Asset Management LLP, Kettle Hill Capital Management, LLC, and Lazard Asset Management LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one-year period, equal to the Performance Universe median for the three- and ten-year periods, and above the Performance Universe median for the five-year period and since inception, ranking in the first quintile for the period since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were each above, and Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report.

PACE Global Real Estate Securities Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with MFS Investment Management, pending the transition to the Portfolio's new subadvisor, Cohen & Steers Capital Management Inc. ("Cohen & Steers"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported. The board took into account management's discussion of additional information related to the Portfolio's performance, including its investment strategies and prevailing market conditions. It was noted that the performance did not reflect the performance of the Portfolio's new subadvisor, Cohen & Steers.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were above, and Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

It was noted that the Subadvisory Agreement with Cohen & Steers, which had been approved at the May 19-20, 2026 meeting of the board, was not yet effective and, thus, not subject to the annual contract reconsideration process.

PACE Mortgage-Backed Securities Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Pacific Investment Management Company LLC ("PIMCO"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-year period and since inception, equal to the Performance Universe median for the ten-year period, and below the Performance Universe median for the three- and five-year periods.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee was equal to, Actual Management Fee was below, and total expenses were above, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report.

PACE High Yield Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Nomura Corporate Research and Asset Management Inc., the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for the one- and five-year periods, but above the Performance Universe median for the three- and ten-year periods and since inception, ranking in the first quintile for the period since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Intermediate Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Brown Brothers Harriman Credit Partners, LLC ("BBH"), the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-, three-, and five-year periods, ranking in the first quintile for the three- and five-year periods, but below the Performance Universe median for the ten-year period and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee and total expenses were each above, and the Actual Management Fee was equal to, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Global Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with J.P. Morgan, pending the transition to the Portfolio's new subadvisor, PIMCO, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was below the Performance Universe median for all periods reported. The board took into account management's discussion of additional information related to the Portfolio's performance, including its investment strategies and prevailing market conditions. It was noted that the performance did not reflect the performance of the Portfolio's new subadvisor, PIMCO.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Contractual Management Fee and total expenses were above, and the Actual Management Fee was below, the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

It was noted that the Subadvisory Agreement with PIMCO, which had been approved at the February 24-25, 2026 meeting of the board, was not yet effective and, thus, not subject to the annual contract reconsideration process.

PACE Municipal Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreement with Insight North America LLC, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for the one-year period, but below the Performance Universe median for the three-, five-, and ten-year periods and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee, and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

PACE Strategic Fixed Income Investments

In approving the Investment Management and Administration Agreement and the Subadvisory Agreements with each of BBH, Neuberger Berman Investment Advisers LLC, and PIMCO, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all periods reported, ranking in the first quintile for the three-, five- and ten-year periods and since inception.

Management and subadvisory fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each above the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report. The board concluded that the amount of the difference was not sufficient so as to warrant any changes at the time.

UBS Government Money Market Investments Fund

In approving the Investment Management and Administration Agreement, the board, including the Independent Trustees, also considered the following factors:

Portfolio performance—The comparative Broadridge information showed that the Portfolio's performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for the one-, three-, and five-year periods and since inception.

Management fees and expense ratios—The comparative Broadridge information showed that the Portfolio's Contractual Management Fee, Actual Management Fee and total expenses were each below the respective median in the Portfolio's Expense Group for the comparison periods utilized in the Broadridge report.

Conclusion

Based on its review and, in certain instances, management's explanations upon further questioning, the board concluded that each Portfolio's investment performance was satisfactory or acceptable under the circumstances and that each management fee and subadvisory fee, as proposed by management after questions and/or suggestions posed by the board, continued to be appropriate under the circumstances and in light of the nature, extent and quality of the services provided to the Portfolio under the applicable Investment Management and Administration Agreement and Subadvisory Agreement or Subadvisory Agreements, respectively.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Management and Administration Agreement for each Portfolio and, for those Portfolios with Subadvisors, the Subadvisory Agreement(s). No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Management and Administration Agreement or, for the subadvised Portfolios, the Subadvisory Agreement(s). The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Management and Administration Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of UBS AM or the Subadvisors were present.

Insight North America LLC ("Insight")

Background—At a meeting of the board of PACE Select Advisors Trust (the "Trust") on July 14-15, 2026 (the "July 2026 Meeting"), the members of the board, including the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Trust (the "Independent Trustees"), considered the approval of an amendment (the "Amendment") to the sub-advisory agreement between UBS Asset Management (Americas) LLC ("UBS AM") and Insight North America LLC ("Insight") with respect to PACE Municipal Fixed Income Investments (the "Portfolio"). Management discussed with the board its proposal to reduce the rate of the sub-advisory fee payable by UBS AM to Insight, which would be effective as of August 1, 2026. Since the board was also considering the annual renewal of the sub-advisory agreement at the same meeting, the board addressed certain of the relevant considerations, including consideration of the nature, extent and quality of the services under the sub-advisory agreement, fund performance, economies of scale and other benefits that Insight could receive from its association with the Portfolio, by reference to their considerations and determinations related to the annual reconsideration during the same meeting. The board also received a memorandum at the July 2026 Meeting discussing the proposed Amendment to the sub-advisory agreement.

UBS AM represented that there was expected to be no diminution in the nature, extent or quality of the services provided to the Portfolio by UBS AM or Insight. The board reviewed and considered the proposed contractual sub-advisory fee to be paid by UBS AM to Insight in light of the nature, extent and quality of the sub-advisory services provided by Insight. The board noted that the proposed contractual sub-advisory fee would result in a lower sub-advisory fee to be paid by UBS AM out of the management fee paid to it by the Portfolio as the Portfolio's assets grow. The board indicated that it was considering the implications, if any, of this lower sub-advisory expense to UBS AM, among other matters, as part of its full UBS AM management contract review later in the same meeting. In this regard, it was noted that UBS AM provides updated profitability data on the Portfolio on an ongoing quarterly basis, which provides the board with other opportunities to monitor the impact of the proposed changes on profitability going forward.

The board, including a majority of the Independent Trustees, approved the Amendment of the sub-advisory agreement for the Portfolio. No single factor considered by the board was identified by the board as the principal factor in determining whether to approve the Amendment of the sub-advisory agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACE Select Advisors Trust

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	October 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
Principal Executive Officer

Date:	October 9, 2026

By:	/s/ Rose Ann Bubloski
Rose Ann Bubloski
Principal Financial Officer

Date:	October 9, 2026